UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-10263
GuideStone Funds
(Exact name of registrant as specified in charter)

5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Address of principal executive offices)(Zip code)
Matthew A. Wolfe, Esq
Guidestone Financial Resources of the Southern Baptist Convention
5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Name and address of agent for service)
Registrant's telephone number, including area code:
214-720-4640
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

MyDestination 2015 Fund
Class: INSTITUTIONAL | TICKER: GMTYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the MyDestination 2015 Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2015 Fund (Institutional Class/GMTYX)	$ 6	0.11%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 762,490,100
Total number of portfolio holdings	34
Portfolio turnover rate for the period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	33.6%
GuideStone Equity Index Fund	18.9%
GuideStone Low-Duration Bond Fund	10.2%
GuideStone International Equity Index Fund	7.6%
GuideStone Defensive Market Strategies ® Fund	7.5%
GuideStone Global Bond Fund	5.7%
GuideStone Emerging Markets Equity Fund	3.6%
GuideStone Small Cap Equity Fund	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
GuideStone Money Market Fund, 3.55%	1.3%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rou nding
to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-
Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

MyDestination 2015 Fund
Class: INVESTOR | TICKER: GMTZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the MyDestination 2015 Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2015 Fund (Investor Class/GMTZX)	$ 20	0.40%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 762,490,100
Total number of portfolio holdings	34
Portfolio turnover rate for the period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	33.6%
GuideStone Equity Index Fund	18.9%
GuideStone Low-Duration Bond Fund	10.2%
GuideStone International Equity Index Fund	7.6%
GuideStone Defensive Market Strategies ® Fund	7.5%
GuideStone Global Bond Fund	5.7%
GuideStone Emerging Markets Equity Fund	3.6%
GuideStone Small Cap Equity Fund	2.0%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
GuideStone Money Market Fund, 3.55%	1.3%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a
single
copy of shareholder
documents
to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within
30 days.
GuideStone

Funds
®

MyDestination 2025 Fund
Class: INSTITUTIONAL | TICKER: GMWYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the MyDestination 2025 Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2025 Fund (Institutional Class/GMWYX)	$ 5	0.10%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,196,253,947
Total number of portfolio holdings	35
Portfolio turnover rate for the period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	31.1%
GuideStone Equity Index Fund	23.6%
GuideStone International Equity Index Fund	10.8%
GuideStone Defensive Market Strategies ® Fund	9.3%
GuideStone Low-Duration Bond Fund	5.4%
GuideStone Global Bond Fund	5.4%
GuideStone Emerging Markets Equity Fund	3.2%
GuideStone Small Cap Equity Fund	2.7%
GuideStone Money Market Fund, 3.55%	1.2%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts
at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within
30
days.
GuideStone

Funds
®

MyDestination 2025 Fund
Class: INVESTOR | TICKER: GMWZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the MyDestination 2025 Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2025 Fund (Investor Class/GMWZX)	$ 20	0.40%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,196,253,947
Total number of portfolio holdings	35
Portfolio turnover rate for the period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	31.1%
GuideStone Equity Index Fund	23.6%
GuideStone International Equity Index Fund	10.8%
GuideStone Defensive Market Strategies ® Fund	9.3%
GuideStone Low-Duration Bond Fund	5.4%
GuideStone Global Bond Fund	5.4%
GuideStone Emerging Markets Equity Fund	3.2%
GuideStone Small Cap Equity Fund	2.7%
GuideStone Money Market Fund, 3.55%	1.2%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-
FUNDS
.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

MyDestination 2035 Fund
Class: INSTITUTIONAL | TICKER: GMHYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the MyDestination 2035 Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2035 Fund (Institutional Class/GMHYX)	$ 6	0.11%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,622,538,441
Total number of portfolio holdings	35
Portfolio turnover rate for the period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	33.9%
GuideStone Medium-Duration Bond Fund	23.9%
GuideStone International Equity Index Fund	15.7%
GuideStone Defensive Market Strategies ® Fund	8.0%
GuideStone Global Bond Fund	5.5%
GuideStone Emerging Markets Equity Fund	4.5%
GuideStone Small Cap Equity Fund	3.9%
GuideStone Global Real Estate Securities Fund	1.3%
GuideStone Money Market Fund, 3.55%	1.3%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please
call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

MyDestination 2035 Fund
Class: INVESTOR | TICKER: GMHZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the MyDestination 2035 Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2035 Fund (Investor Class/GMHZX)	$ 19	0.37%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,622,538,441
Total number of portfolio holdings	35
Portfolio turnover rate for the period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	33.9%
GuideStone Medium-Duration Bond Fund	23.9%
GuideStone International Equity Index Fund	15.7%
GuideStone Defensive Market Strategies ® Fund	8.0%
GuideStone Global Bond Fund	5.5%
GuideStone Emerging Markets Equity Fund	4.5%
GuideStone Small Cap Equity Fund	3.9%
GuideStone Global Real Estate Securities Fund	1.3%
GuideStone Money Market Fund, 3.55%	1.3%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-
FUNDS
or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

MyDestination 2045 Fund
Class: INSTITUTIONAL | TICKER: GMYYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the MyDestination 2045 Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
MyDestination 2045 Fund (Institutional Class/GMYYX)	$ 6	0.12%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,333,090,867
Total number of portfolio holdings	10
Portfolio turnover rate for the period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.4%
GuideStone International Equity Index Fund	21.7%
GuideStone Medium-Duration Bond Fund	10.6%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.6%
GuideStone Defensive Market Strategies ® Fund	4.0%
GuideStone Global Bond Fund	2.7%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 3.55%	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of
shareholder
documents
to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

MyDestination 2045 Fund
Class: INVESTOR | TICKER: GMFZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the MyDestination 2045 Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
MyDestination 2045 Fund (Investor Class/GMFZX)	$ 19	0.37%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,333,090,867
Total number of portfolio holdings	10
Portfolio turnover rate for the period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.4%
GuideStone International Equity Index Fund	21.7%
GuideStone Medium-Duration Bond Fund	10.6%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.6%
GuideStone Defensive Market Strategies ® Fund	4.0%
GuideStone Global Bond Fund	2.7%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 3.55%	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses,
we
will deliver a
single
copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

MyDestination 2055 Fund
Class: INSTITUTIONAL | TICKER: GMGYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the MyDestination 2055 Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
MyDestination 2055 Fund (Institutional Class/GMGYX)	$ 7	0.13%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,138,407,681
Total number of portfolio holdings	10
Portfolio turnover rate for the period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.8%
GuideStone International Equity Index Fund	23.8%
GuideStone Emerging Markets Equity Fund	6.5%
GuideStone Small Cap Equity Fund	6.2%
GuideStone Medium-Duration Bond Fund	4.7%
GuideStone Defensive Market Strategies ® Fund	3.5%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 3.55%	1.3%
GuideStone Global Bond Fund	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single
copy
of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary
. Instructions are typically effective within 30 days.
GuideStone

Funds
®

MyDestination 2055 Fund
Class: INVESTOR | TICKER: GMGZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the MyDestination 2055 Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
MyDestination 2055 Fund (Investor Class/GMGZX)	$ 20	0.39%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,138,407,681
Total number of portfolio holdings	10
Portfolio turnover rate for the period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.8%
GuideStone International Equity Index Fund	23.8%
GuideStone Emerging Markets Equity Fund	6.5%
GuideStone Small Cap Equity Fund	6.2%
GuideStone Medium-Duration Bond Fund	4.7%
GuideStone Defensive Market Strategies ® Fund	3.5%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 3.55%	1.3%
GuideStone Global Bond Fund	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents
to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

MyDestination 2065 Fund
Class: INSTITUTIONAL | TICKER: GMMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the MyDestination 2065 Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2065 Fund (Institutional Class/GMMYX)	$ 9	0.17%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 194,698,474
Total number of portfolio holdings	10
Portfolio turnover rate for the period	1%
Graphical Representation of Holdings
The table below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	51.4%
GuideStone International Equity Index Fund	24.5%
GuideStone Emerging Markets Equity Fund	6.6%
GuideStone Small Cap Equity Fund	6.4%
GuideStone Medium-Duration Bond Fund	3.6%
GuideStone Defensive Market Strategies ® Fund	3.6%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 3.55%	1.1%
GuideStone Global Bond Fund	0.8%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors
with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

MyDestination 2065 Fund
Class: INVESTOR | TICKER: GMMZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the MyDestination 2065 Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
MyDestination 2065 Fund (Investor Class/GMMZX)	$ 24	0.47%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 194,698,474
Total number of portfolio holdings	10
Portfolio turnover rate for the period	1%
Graphical Representation of Holdings
The table below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	51.4%
GuideStone International Equity Index Fund	24.5%
GuideStone Emerging Markets Equity Fund	6.6%
GuideStone Small Cap Equity Fund	6.4%
GuideStone Medium-Duration Bond Fund	3.6%
GuideStone Defensive Market Strategies ® Fund	3.6%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Money Market Fund, 3.55%	1.1%
GuideStone Global Bond Fund	0.8%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please
call 1-888-GS-
FUNDS
or contact your
financial
intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Conservative Allocation Fund
Class: INSTITUTIONAL | TICKER: GCAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Conservative Allocation Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Institutional Class/GCAYX)	$ 9	0.18%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 409,012,112
Total number of portfolio holdings	15
Portfolio turnover rate for the period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	39.9%
GuideStone Low-Duration Bond Fund	15.2%
GuideStone Defensive Market Strategies ® Fund	5.7%
GuideStone International Equity Fund	5.4%
GuideStone Strategic Alternatives Fund	5.0%
GuideStone Global Bond Fund	4.9%
GuideStone Growth Equity Index Fund	4.7%
GuideStone Impact Bond Fund	3.9%
GuideStone Value Equity Index Fund	3.8%
GuideStone Growth Equity Fund	3.3%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view ad
di
tional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with
multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Conservative Allocation Fund
Class: INVESTOR | TICKER: GFIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Conservative Allocation Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Investor Class/GFIZX)	$ 22	0.43%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 409,012,112
Total number of portfolio holdings	15
Portfolio turnover rate for the period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	39.9%
GuideStone Low-Duration Bond Fund	15.2%
GuideStone Defensive Market Strategies ® Fund	5.7%
GuideStone International Equity Fund	5.4%
GuideStone Strategic Alternatives Fund	5.0%
GuideStone Global Bond Fund	4.9%
GuideStone Growth Equity Index Fund	4.7%
GuideStone Impact Bond Fund	3.9%
GuideStone Value Equity Index Fund	3.8%
GuideStone Growth Equity Fund	3.3%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with m
u
ltiple
accounts
at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Balanced Allocation Fund
Class: INSTITUTIONAL | TICKER: GBAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Balanced Allocation Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Institutional Class/GBAYX)	$ 7	0.13%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,328,676,671
Total number of portfolio holdings	15
Portfolio turnover rate for the period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.0%
GuideStone International Equity Fund	10.7%
GuideStone Defensive Market Strategies ® Fund	8.7%
GuideStone Growth Equity Index Fund	8.0%
GuideStone Global Bond Fund	7.9%
GuideStone Value Equity Index Fund	6.8%
GuideStone Growth Equity Fund	5.4%
GuideStone Emerging Markets Equity Fund	4.7%
GuideStone Value Equity Fund	4.2%
GuideStone Strategic Alternatives Fund	4.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliv
er a
single copy of shareholder documents to investors with multiple accounts at the same
address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Balanced Allocation Fund
Class: INVESTOR | TICKER: GGIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Balanced Allocation Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Investor Class/GGIZX)	$ 19	0.38%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,328,676,671
Total number of portfolio holdings	15
Portfolio turnover rate for the period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.0%
GuideStone International Equity Fund	10.7%
GuideStone Defensive Market Strategies ® Fund	8.7%
GuideStone Growth Equity Index Fund	8.0%
GuideStone Global Bond Fund	7.9%
GuideStone Value Equity Index Fund	6.8%
GuideStone Growth Equity Fund	5.4%
GuideStone Emerging Markets Equity Fund	4.7%
GuideStone Value Equity Fund	4.2%
GuideStone Strategic Alternatives Fund	4.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Moderately Aggressive Allocation Fund
Class: INSTITUTIONAL | TICKER: GGRYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Moderately Aggressive Allocation Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Moderately Aggressive Allocation Fund (Institutional Class/GGRYX)	$ 7	0.13%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,295,302,478
Total number of portfolio holdings	15
Portfolio turnover rate for the period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	17.0%
GuideStone Growth Equity Index Fund	15.7%
GuideStone Value Equity Index Fund	14.5%
GuideStone Medium-Duration Bond Fund	12.0%
GuideStone Emerging Markets Equity Fund	8.5%
GuideStone Growth Equity Fund	8.4%
GuideStone Value Equity Fund	7.2%
GuideStone Small Cap Equity Fund	6.0%
GuideStone Defensive Market Strategies ® Fund	2.7%
GuideStone Global Real Estate Securities Fund	2.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Moderately Aggressive Allocation Fund
Class: INVESTOR | TICKER: GCOZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Moderately Aggressive Allocation Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Moderately Aggressive Allocation Fund (Investor Class/GCOZX)	$ 20	0.39%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,295,302,478
Total number of portfolio holdings	15
Portfolio turnover rate for the period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the tota
l net assets
of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	17.0%
GuideStone Growth Equity Index Fund	15.7%
GuideStone Value Equity Index Fund	14.5%
GuideStone Medium-Duration Bond Fund	12.0%
GuideStone Emerging Markets Equity Fund	8.5%
GuideStone Growth Equity Fund	8.4%
GuideStone Value Equity Fund	7.2%
GuideStone Small Cap Equity Fund	6.0%
GuideStone Defensive Market Strategies ® Fund	2.7%
GuideStone Global Real Estate Securities Fund	2.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.

Availability of
Additional
Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Aggressive Allocation Fund
Class: INSTITUTIONAL | TICKER: GAGYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Aggressive Allocation Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Institutional Class/GAGYX)	$ 7	0.13%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,303,575,880
Total number of portfolio holdings	8
Portfolio turnover rate for the period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.3%
GuideStone Growth Equity Index Fund	18.3%
GuideStone Value Equity Index Fund	16.2%
GuideStone Emerging Markets Equity Fund	11.7%
GuideStone Growth Equity Fund	11.7%
GuideStone Value Equity Fund	9.7%
GuideStone Small Cap Equity Fund	5.2%
GuideStone Money Market Fund, 3.55%	0.9%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of
Additional
Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Aggressive Allocation Fund
Class: INVESTOR | TICKER: GGBZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Aggressive Allocation Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Investor Class/GGBZX)	$ 20	0.38%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,303,575,880
Total number of portfolio holdings	8
Portfolio turnover rate for the period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.3%
GuideStone Growth Equity Index Fund	18.3%
GuideStone Value Equity Index Fund	16.2%
GuideStone Emerging Markets Equity Fund	11.7%
GuideStone Growth Equity Fund	11.7%
GuideStone Value Equity Fund	9.7%
GuideStone Small Cap Equity Fund	5.2%
GuideStone Money Market Fund, 3.55%	0.9%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional
Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view
additional
information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information
. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Money Market Fund
Class: INSTITUTIONAL | TICKER: GMYXX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Money Market Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Institutional Class/GMYXX)	$ 7	0.14%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,972,136,377
Total number of portfolio holdings	155
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
MATURITY TABLE
Availability of Additional
Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Money Market Fund
Class: INVESTOR | TICKER: GMZXX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Money Market Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Investor Class/GMZXX)	$ 20	0.41%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,972,136,377
Total number of portfolio holdings	155
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
MATURITY TABLE
Availability of Additional
Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Low-Duration Bond Fund
Class: INSTITUTIONAL | TICKER: GLDYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Low-Duration Bond Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Institutional Class/GLDYX)	$ 18	0.36%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 880,994,821
Total number of portfolio holdings	1,525
Portfolio turnover rate for the period	98%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Low-Duration Bond Fund
Class: INVESTOR | TICKER: GLDZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Low-Duration Bond Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Investor Class/GLDZX)	$ 32	0.64%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 880,994,821
Total number of portfolio holdings	1,525
Portfolio turnover rate for the period	98%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Medium-Duration Bond Fund
Class: INSTITUTIONAL | TICKER: GMDYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Medium-Duration Bond Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Institutional Class/GMDYX)	$ 19	0.38%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 3,840,493,205
Total number of portfolio holdings	3,114
Portfolio turnover rate for the period	193%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Medium-Duration Bond Fund
Class: INVESTOR | TICKER: GMDZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Medium-Duration Bond Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Investor Class/GMDZX)	$ 32	0.64%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 3,840,493,205
Total number of portfolio holdings	3,114
Portfolio turnover rate for the period	193%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Global Bond Fund
Class: INSTITUTIONAL | TICKER: GGBEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Global Bond Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Institutional Class/GGBEX)	$ 27	0.54%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 730,768,392
Total number of portfolio holdings	2,120
Portfolio turnover rate for the period	71%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Global Bond Fund
Class: INVESTOR | TICKER: GGBFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Global Bond Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Investor Class/GGBFX)	$ 43	0.86%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 730,768,392
Total number of portfolio holdings	2,120
Portfolio turnover rate for the period	71%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Impact Bond Fund
Class: INSTITUTIONAL | TICKER: GMBYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Impact Bond Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Impact Bond Fund (Institutional Class/GMBYX)	$ 24	0.48%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 95,889,778
Total number of portfolio holdings	176
Portfolio turnover rate for the period	52%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Impact Bond Fund
Class: INVESTOR | TICKER: GMBZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Impact Bond Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Impact Bond Fund (Investor Class/GMBZX)	$ 37	0.75%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 95,889,778
Total number of portfolio holdings	176
Portfolio turnover rate for the period	52%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Defensive Market Strategies
®
Fund
Class: INSTITUTIONAL | TICKER: GDMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Defensive Market Strategies
®
Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Institutional Class/GDMYX)	$ 33	0.64%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,278,300,542
Total number of portfolio holdings	198
Portfolio turnover rate for the period	238%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Defensive Market Strategies
®
Fund
Class: INVESTOR | TICKER: GDMZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Defensive Market Strategies
®
Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Investor Class/GDMZX)	$ 47	0.92%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,278,300,542
Total number of portfolio holdings	198
Portfolio turnover rate for the period	238%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Equity Index Fund
Class: INSTITUTIONAL | TICKER: GEQYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Equity Index Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Institutional Class/GEQYX)	$ 6	0.12%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 6,648,172,564
Total number of portfolio holdings	483
Portfolio turnover rate for the period	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You m ay als
o request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a
single
copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Equity Index Fund
Class: INVESTOR | TICKER: GEQZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Equity Index Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Investor Class/GEQZX)	$ 20	0.38%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 6,648,172,564
Total number of portfolio holdings	483
Portfolio turnover rate for the period	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will
deliver
a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Value Equity Index Fund
Class: INSTITUTIONAL | TICKER: GVIYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Value Equity Index Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Value Equity Index Fund (Institutional Class/GVIYX)	$ 12	0.22%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 595,655,689
Total number of portfolio holdings	747
Portfolio turnover rate for the period	32%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder docum ents
to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Value Equity Index Fund
Class: INVESTOR | TICKER: GVIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Value Equity Index Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Value Equity Index Fund (Investor Class/GVIZX)	$ 27	0.50%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 595,655,689
Total number of portfolio holdings	747
Portfolio turnover rate for the period	32%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account
please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Value Equity Fund
Class: INSTITUTIONAL | TICKER: GVEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Value Equity Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Institutional Class/GVEYX)	$ 33	0.64%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 877,800,645
Total number of portfolio holdings	134
Portfolio turnover rate for the period	36%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single
copy
of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Value Equity Fund
Class: INVESTOR | TICKER: GVEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Value Equity Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Investor Class/GVEZX)	$ 47	0.91%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 877,800,645
Total number of portfolio holdings	134
Portfolio turnover rate for the period	36%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial
intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Growth Equity Index Fund
Class: INSTITUTIONAL | TICKER: GEIYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Growth Equity Index Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Index Fund (Institutional Class/GEIYX)	$ 9	0.18%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 788,880,435
Total number of portfolio holdings	357
Portfolio turnover rate for the period	34%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Inform
atio
n
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund
expenses,
we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Growth Equity Index Fund
Class: INVESTOR | TICKER: GEIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Growth Equity Index Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Index Fund (Investor Class/GEIZX)	$ 26	0.50%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 788,880,435
Total number of portfolio holdings	357
Portfolio turnover rate for the period	34%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will
deliver
a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Growth Equity Fund
Class: INSTITUTIONAL | TICKER: GGEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Growth Equity Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Institutional Class/GGEYX)	$ 32	0.64%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,525,758,275
Total number of portfolio holdings	126
Portfolio turnover rate for the period	36%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Growth Equity Fund
Class: INVESTOR | TICKER: GGEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Growth Equity Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Investor Class/GGEZX)	$ 45	0.90%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,525,758,275
Total number of portfolio holdings	126
Portfolio turnover rate for the period	36%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net as
s
ets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Small Cap Equity Fund
Class: INSTITUTIONAL | TICKER: GSCYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Small Cap Equity Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Institutional Class/GSCYX)	$ 47	0.86%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,047,485,912
Total number of portfolio holdings	834
Portfolio turnover rate for the period	162%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Small Cap Equity Fund
Class: INVESTOR | TICKER: GSCZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Small Cap Equity Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Investor Class/GSCZX)	$ 62	1.14%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,047,485,912
Total number of portfolio holdings	834
Portfolio turnover rate for the period	162%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

International Equity Index Fund
Class: INSTITUTIONAL | TICKER: GIIYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This
semi-annual shareholder report
contains important information about the International Equity Index Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Institutional Class/GIIYX)	$ 9	0.18%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,078,240,375
Total number of portfolio holdings	520
Portfolio turnover rate for the period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	24.2%
Industrials	17.8%
Information Technology	11.4%
Health Care	9.2%
Consumer Discretionary	7.8%
Materials	6.1%
Consumer Staples	6.0%
Communication Services	4.1%
Utilities	3.8%
Energy	3.2%
Real Estate	1.6%
Other*	6.9%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will
deliver
a single copy of sha
re
holder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

International Equity Index Fund
Class: INVESTOR | TICKER: GIIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the International Equity Index Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Investor Class/GIIZX)	$ 26	0.50%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 2,078,240,375
Total number of portfolio holdings	520
Portfolio turnover rate for the period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	24.2%
Industrials	17.8%
Information Technology	11.4%
Health Care	9.2%
Consumer Discretionary	7.8%
Materials	6.1%
Consumer Staples	6.0%
Communication Services	4.1%
Utilities	3.8%
Energy	3.2%
Real Estate	1.6%
Other*	6.9%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each a cc
ount please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

International Equity Fund
Class: INSTITUTIONAL | TICKER: GIEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the International Equity Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Institutional Class/GIEYX)	$ 44	0.85%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,321,216,039
Total number of portfolio holdings	452
Portfolio turnover rate for the period	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	22.5%
Industrials	19.5%
Information Technology	16.3%
Consumer Discretionary	7.9%
Health Care	7.3%
Consumer Staples	4.4%
Materials	3.8%
Communication Services	3.1%
Energy	3.0%
Utilities	2.1%
Real Estate	0.8%
Other*	6.6%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

International Equity Fund
Class: INVESTOR | TICKER: GIEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the International Equity Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Investor Class/GIEZX)	$ 58	1.12%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,321,216,039
Total number of portfolio holdings	452
Portfolio turnover rate for the period	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	22.5%
Industrials	19.5%
Information Technology	16.3%
Consumer Discretionary	7.9%
Health Care	7.3%
Consumer Staples	4.4%
Materials	3.8%
Communication Services	3.1%
Energy	3.0%
Utilities	2.1%
Real Estate	0.8%
Other*	6.6%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also
request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Emerging Markets Equity Fund
Class: INSTITUTIONAL | TICKER: GEMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Emerging Markets Equity Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Emerging Markets Equity Fund (Institutional Class/GEMYX)	$ 59	1.04%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,297,526,730
Total number of portfolio holdings	446
Portfolio turnover rate for the period	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	42.1%
Financials	16.0%
Consumer Discretionary	7.8%
Industrials	7.4%
Communication Services	4.9%
Materials	4.7%
Consumer Staples	2.8%
Energy	2.7%
Health Care	1.5%
Real Estate	1.5%
Utilities	0.6%
Other*	4.9%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Emerging Markets Equity Fund
Class: INVESTOR | TICKER: GEMZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Emerging Markets Equity Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Emerging Markets Equity Fund (Investor Class/GEMZX)	$ 74	1.30%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 1,297,526,730
Total number of portfolio holdings	446
Portfolio turnover rate for the period	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	42.1%
Financials	16.0%
Consumer Discretionary	7.8%
Industrials	7.4%
Communication Services	4.9%
Materials	4.7%
Consumer Staples	2.8%
Energy	2.7%
Health Care	1.5%
Real Estate	1.5%
Utilities	0.6%
Other*	4.9%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain der
iva
tives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Global Real Estate Securities Fund
Class: INSTITUTIONAL | TICKER: GREYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Global Real Estate Securities Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Institutional Class/GREYX)	$ 45	0.86%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 347,047,918
Total number of portfolio holdings	165
Portfolio turnover rate for the period	61%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net ass et
s of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	96.3%
Health Care	1.0%
Information Technology	0.3%
Consumer Discretionary	0.1%
Industrials	0.1%
Other*	8.0%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Global Real Estate Securities Fund
Class: INVESTOR | TICKER: GREZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Global Real Estate Securities Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Investor Class/GREZX)	$ 61	1.17%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 347,047,918
Total number of portfolio holdings	165
Portfolio turnover rate for the period	61%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fu
nd.
INDUSTRY SECTOR ALLOCATION
Real Estate	96.3%
Health Care	1.0%
Information Technology	0.3%
Consumer Discretionary	0.1%
Industrials	0.1%
Other*	8.0%
GEOGRAPHIC ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Strategic Alternatives Fund
Class: INSTITUTIONAL | TICKER: GFSYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Strategic Alternatives Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Strategic Alternatives Fund (Institutional Class/GFSYX)	$ 69	1.39%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 287,886,317
Total number of portfolio holdings	691
Portfolio turnover rate for the period	185%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Strategic Alternatives Fund
Class: INVESTOR | TICKER: GFSZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Strategic Alternatives Fund (Fund) for the period of

January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
GuideStoneFunds.com/Fund-Literature
. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment *	Cost of $10,000 investment as a percentage *
Strategic Alternatives Fund (Investor Class/GFSZX)	$ 82	1.64%
*	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$ 287,886,317
Total number of portfolio holdings	691
Portfolio turnover rate for the period	185%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, certain derivatives and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit
GuideStoneFunds.com/Fund-Literature
to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce Fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
GuideStone

Funds
®

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are attached herewith.

(b) The Financial Highlights are attached herewith.

Semi-Annual Report

And Additional Information

	Institutional	Investor
Target Date Funds
MyDestination 2015 Fund	GMTYX	GMTZX
MyDestination 2025 Fund	GMWYX	GMWZX
MyDestination 2035 Fund	GMHYX	GMHZX
MyDestination 2045 Fund	GMYYX	GMFZX
MyDestination 2055 Fund	GMGYX	GMGZX
MyDestination 2065 Fund	GMMYX	GMMZX

Target Risk Funds
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Moderately Aggressive Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX

Select Funds
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Global Bond Fund	GGBEX	GGBFX
Impact Bond Fund	GMBYX	GMBZX
Defensive Market Strategies® Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Value Equity Index Fund	GVIYX	GVIZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Index Fund	GEIYX	GEIZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	GIIZX
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
Global Real Estate Securities Fund	GREYX	GREZX
Strategic Alternatives Fund	GFSYX	GFSZX

June 30, 2026 (Unaudited)

!

(This page intentionally left blank)

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund shares are distributed by Foreside Funds Distributors LLC.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INVESTMENT ABBREVIATIONS:
1M	—	1 Month
1Y	—	1 Year
10Y	—	10 Year
12M	—	12 Month
2M	—	2 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
7Y	—	7 Year
AB	—	Aktiebolag
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AG	—	Aktiengesellschaft
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable-Rate Mortgage
ASA	—	Allmennaksjeselskap
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
BDC	—	Business Development Company
Bhd	—	Berhad
Bobl	—	Bundesobligation ("federal government bond")
BTP	—	Buoni del Tesoro Poliennali
BUBOR	—	Budapest Interbank Offered Rate
Bund	—	Bundesanleihe ("federal bond")
Buxl	—	German Long-term Bonds
BV	—	Besloten Vennootschap
CDI	—	Crest Depository Interest
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Center for Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligation
CLP-TNA	—	Chilean Pesos Floating Rate Index
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
COFI	—	Federal Cost of Funds Index
CONV	—	Convertible
COPS	—	Certificates of Participation
COP-IBR- OIS	—	Columbian Indicador Bancario De Referencia Overnight Interbank Reference Rate
CV	—	Capital Variable
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DETNT/N	—	Danish Kroner Tomorrow/Next Interest Rate
DI	—	Interbank Deposit
EAFE	—	Europe, Australasia, Far East
EONIA	—	Euro Overnight Index Average
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
GmbH	—	Gesellschaft mit beschrankter Haftung
HIBOR	—	Hong Kong Interbank Offered Rate
HOISHKD	—	Hong Kong Dollar Overnight Index Average
HSCEI	—	Hang Seng China Enterprises Index
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IFSC	—	International Financial Services Center
IO	—	Interest Only (Principal amount shown is notional)
JGB	—	Japanese Government Bond
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
KGaA	—	Kommanditgesellschaft auf Aktien
KOSPI	—	Korea Composite Stock Price Index
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIB Index	—	Milano Indice di Borsa Index
MIBOR	—	Mumbai Inter-Bank Overnight Rate
MSCI	—	Morgan Stanley Capital International
MUTS- CALM	—	Bank of Japan Estimate Unsecured Overnight Call Rate
NA	—	North American
NIBOR	—	Norwegian Interbank Offered Rate
NIFTY	—	National Stock Exchange Fifty
NV	—	Naamloze Vennootschap
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
OBFR01	—	Overnight Bank Funding Rate
OYJ	—	Julkinen Osakeyhtio
PAO	—	Public Joint Stock Company
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PRIBOR	—	Prague Inter-bank Offered Rate
PT	—	Perseroan Terbatas
QPSC	—	Qatari Public Shareholding Company
RBA	—	Reserve Bank of Australia
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SA de CV	—	Sociedad Anonima de Capital Variable
SAB de CV	—	Sociedad Anonima Bursatil de Capital Variable
S.a.r.l.	—	Societa a responsabilita limitata
SAS	—	Societe par Actions Simplifiee
SBA	—	Small Business Administration
SCA	—	Societe en Commandite par Actions
Schatz	—	Short Bond Future
SE	—	Societas Europaea
SGPS	—	Sociedade Gestora de Participacoes Sociais
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
SSARON	—	Swiss Average Rate Overnight
STACR	—	Structured Agency Credit Risk
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TAIEX	—	Taiwan Stock Exchange Capitalization Weighted Stock Index
TBA	—	To be announced
Tbk	—	Terbuka
TIIE	—	The Equilibrium Interbank Interest Rate
USFFE	—	United States Effective Federal Funds Rate
WIBOR	—	Warsaw Interbank Offered Rates
WIG20	—	Warsaw Stock Exchange Index

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
144A	—
Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30,
2026, the total market values and percentages of net assets
for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$348,664,543	39.58%
Medium-Duration Bond	1,216,709,950	31.68
Global Bond	234,348,073	32.07
Impact Bond	3,777,655	3.94
International Equity Index	15,783,080	0.76
International Equity	17,321,346	1.31
Emerging Markets Equity	28,113,756	2.17
Global Real Estate Securities	717,085	0.21
Strategic Alternatives	20,491,700	7.12

INVESTMENT FOOTNOTES:
~	—	Century bond maturing in 2121.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year-end.
†	—	Floating rate security. Rate shown reflects the rate in effect as of June 30, 2026.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of June 30, 2026.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements).
Ø	—	7-day current yield as of June 30, 2026 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
»	—	Zero coupon bond.
++	—	Loan Commitment. The closing of the commitment was held on May 31, 2023. The uncalled capital commitment at June 30, 2026 was $514,000.
Φ	—	Amount rounds to less than $1.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(KW)	—	Par is denominated in South Korean Won (KRW).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRY).
(U)	—	Par is denominated in British Pounds (GBP).
(UYU)	—	Par is denominated in Uruguayan Peso (UYU).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZB)	—	Par is denominated in Peruvian Sol (PEN).
(ZD)	—	Par is denominated in Swiss Francs (CHF).
(ZE)	—	Par is denominated in Czech Koruna (CZK).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLIB	—	Counterparty to contract is Merrill Lynch International Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 90.9%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	6,035,662	$77,678,969
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	20,043,888	255,760,014
GuideStone Global Bond Fund (Institutional Class)∞	4,948,582	43,300,091
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,655,921	57,081,596
GuideStone Equity Index Fund (Institutional Class)∞	1,957,520	144,093,028
GuideStone Small Cap Equity Fund (Institutional Class)∞	750,961	15,312,092
GuideStone International Equity Index Fund (Institutional Class)∞	3,716,377	58,086,975
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,727,962	27,474,590
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	612,589	6,248,409
GuideStone Strategic Alternatives Fund (Institutional Class)∞	838,801	7,633,091
Total Mutual Funds (Cost $634,518,535)		692,668,855
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞ (Cost $10,226,191)	10,226,191	10,226,191

Par
U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$10,055,823	10,563,158
	Par	Value
3.38%, 04/15/32	$3,410,877	$3,673,547
0.75%, 02/15/42	605,732	462,610
0.63%, 02/15/43	4,680,007	3,415,006
0.75%, 02/15/45	801,857	569,887
1.00%, 02/15/48	1,800,176	1,281,924
0.13%, 02/15/51	2,171,946	1,150,113
1.50%, 02/15/53	1,220,028	927,815
2.13%, 02/15/54	460,082	402,203
2.38%, 02/15/55	1,034,263	952,504
		23,398,767
U.S. Treasury Inflationary Index Notes
0.38%, 07/15/27	6,378,112	6,272,033
0.25%, 07/15/29	2,170,284	2,070,525
1.63%, 10/15/29	3,259,749	3,237,945
0.13%, 01/15/30	4,868,126	4,572,780
1.63%, 04/15/30	2,498,206	2,468,553
0.13%, 07/15/30	616,963	576,604
0.63%, 07/15/32	4,710,800	4,364,148
1.38%, 07/15/33	1,742,354	1,671,825
1.75%, 01/15/34	1,295,723	1,266,362
1.88%, 07/15/34	2,627,804	2,590,731
2.13%, 01/15/35	3,619,473	3,612,071
1.88%, 07/15/35	2,034,849	1,990,363
		34,693,940
Total U.S. Treasury Obligations (Cost $60,479,840)		58,092,707
TOTAL INVESTMENTS — 99.8% (Cost $705,224,566)		760,987,753
Other Assets in Excess of Liabilities — 0.2%		1,502,347
NET ASSETS — 100.0%		$762,490,100
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	09/2026	69	$10,507,320	$270,055

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$10,226,191	$10,226,191	$—	$—
Mutual Funds	692,668,855	692,668,855	—	—
U.S. Treasury Obligations	58,092,707	—	58,092,707	—
Total Assets - Investments in Securities	$760,987,753	$702,895,046	$58,092,707	$ —
Other Financial Instruments***
Futures Contracts	$270,055	$270,055	$—	$—
Total Assets - Other Financial Instruments	$270,055	$270,055	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 93.5%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	9,298,163	$119,667,352
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	53,567,978	683,527,405
GuideStone Global Bond Fund (Institutional Class)∞	13,546,135	118,528,684
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	16,631,508	203,902,291
GuideStone Equity Index Fund (Institutional Class)∞	7,034,159	517,784,405
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,856,456	58,243,128
GuideStone International Equity Index Fund (Institutional Class)∞	15,241,385	238,222,850
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,432,617	70,478,613
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,097,782	21,397,380
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,365,538	21,526,400
Total Mutual Funds (Cost $1,801,277,802)		2,053,278,508
MONEY MARKET FUNDS — 1.2%
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞ (Cost $26,801,575)	26,801,575	26,801,575

Par
U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$19,244,625	20,215,552
	Par	Value
3.38%, 04/15/32	$5,446,521	$5,865,955
0.75%, 02/15/42	1,560,754	1,191,982
0.63%, 02/15/43	8,942,854	6,525,610
0.75%, 02/15/45	1,527,347	1,085,500
1.00%, 02/15/48	3,447,750	2,455,177
0.13%, 02/15/51	4,624,019	2,448,562
1.50%, 02/15/53	2,321,303	1,765,320
2.13%, 02/15/54	878,931	768,360
2.38%, 02/15/55	2,007,314	1,848,635
		44,170,653
U.S. Treasury Inflationary Index Notes
0.38%, 07/15/27	12,275,654	12,071,487
0.25%, 07/15/29	5,289,660	5,046,516
1.63%, 10/15/29	5,825,213	5,786,249
0.13%, 01/15/30	9,745,312	9,154,070
1.63%, 04/15/30	4,777,767	4,721,056
0.13%, 07/15/30	1,179,374	1,102,225
0.13%, 07/15/31	1,993,002	1,830,263
0.63%, 07/15/32	9,014,706	8,351,345
1.38%, 07/15/33	3,736,906	3,585,639
1.75%, 01/15/34	2,665,115	2,604,724
1.88%, 07/15/34	5,019,996	4,949,176
2.13%, 01/15/35	6,927,651	6,913,483
1.88%, 07/15/35	4,988,595	4,879,533
		70,995,766
Total U.S. Treasury Obligations (Cost $119,210,524)		115,166,419
TOTAL INVESTMENTS — 100.0% (Cost $1,947,289,901)		2,195,246,502
Other Assets in Excess of Liabilities — 0.0%		1,007,445
NET ASSETS — 100.0%		$2,196,253,947
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	09/2026	169	$25,735,320	$662,558

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$26,801,575	$26,801,575	$—	$—
Mutual Funds	2,053,278,508	2,053,278,508	—	—
U.S. Treasury Obligations	115,166,419	—	115,166,419	—
Total Assets - Investments in Securities	$2,195,246,502	$2,080,080,083	$115,166,419	$ —
Other Financial Instruments***
Futures Contracts	$662,558	$662,558	$—	$—
Total Assets - Other Financial Instruments	$662,558	$662,558	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.1%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	884,934	$11,389,100
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	49,022,621	625,528,644
GuideStone Global Bond Fund (Institutional Class)∞	16,629,108	145,504,694
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	17,136,022	210,087,631
GuideStone Equity Index Fund (Institutional Class)∞	12,065,509	888,142,089
GuideStone Small Cap Equity Fund (Institutional Class)∞	5,061,469	103,203,347
GuideStone International Equity Index Fund (Institutional Class)∞	26,292,129	410,945,977
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	7,432,674	118,179,519
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,394,034	34,619,148
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,788,947	25,379,421
Total Mutual Funds (Cost $2,102,962,392)		2,572,979,570
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞ (Cost $32,500,246)	32,500,246	32,500,246

Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$1,517,287	1,593,837
	Par	Value
3.38%, 04/15/32	$589,117	$634,485
0.75%, 02/15/42	103,166	78,790
0.63%, 02/15/43	734,374	535,874
0.75%, 02/15/45	257,386	182,927
1.00%, 02/15/48	449,707	320,240
0.13%, 02/15/51	369,666	195,749
1.50%, 02/15/53	198,297	150,802
2.13%, 02/15/54	188,807	165,055
2.38%, 02/15/55	350,383	322,685
		4,180,444
U.S. Treasury Inflationary Index Notes
0.38%, 07/15/27	1,568,321	1,542,237
0.25%, 07/15/29	430,932	411,124
1.63%, 10/15/29	323,858	321,692
0.13%, 01/15/30	944,890	887,564
1.63%, 04/15/30	358,830	354,570
0.13%, 07/15/30	1,426,159	1,332,867
0.13%, 07/15/31	1,192,819	1,095,419
0.63%, 07/15/32	726,678	673,204
1.38%, 07/15/33	699,574	671,255
1.75%, 01/15/34	739,949	723,182
1.88%, 07/15/34	407,543	401,794
2.13%, 01/15/35	505,460	504,426
1.88%, 07/15/35	919,934	899,823
		9,819,157
Total U.S. Treasury Obligations (Cost $14,302,887)		13,999,601
TOTAL INVESTMENTS — 99.9% (Cost $2,149,765,525)		2,619,479,417
Other Assets in Excess of Liabilities — 0.1%		3,059,024
NET ASSETS — 100.0%		$2,622,538,441
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	09/2026	212	$32,283,360	$829,734

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$32,500,246	$32,500,246	$—	$—
Mutual Funds	2,572,979,570	2,572,979,570	—	—
U.S. Treasury Obligations	13,999,601	—	13,999,601	—
Total Assets - Investments in Securities	$2,619,479,417	$2,605,479,816	$13,999,601	$ —
Other Financial Instruments***
Futures Contracts	$829,734	$829,734	$—	$—
Total Assets - Other Financial Instruments	$829,734	$829,734	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.7%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	19,435,754	$248,000,216
GuideStone Global Bond Fund (Institutional Class)∞	7,078,757	61,939,119
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	7,478,883	91,691,105
GuideStone Equity Index Fund (Institutional Class)∞	14,706,874	1,082,573,030
GuideStone Small Cap Equity Fund (Institutional Class)∞	6,436,666	131,243,622
GuideStone International Equity Index Fund (Institutional Class)∞	32,387,076	506,209,994
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,812,253	140,114,829
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,904,003	$39,820,833
Total Mutual Funds (Cost $1,677,299,348)		2,301,592,748
MONEY MARKET FUNDS — 1.2%
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞ (Cost $29,141,787)	29,141,787	29,141,787
TOTAL INVESTMENTS — 99.9% (Cost $1,706,441,135)		2,330,734,535
Other Assets in Excess of Liabilities — 0.1%		2,356,332
NET ASSETS — 100.0%		$2,333,090,867
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	09/2026	189	$28,780,920	$739,716
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$29,141,787	$29,141,787	$—	$—
Mutual Funds	2,301,592,748	2,301,592,748	—	—
Total Assets - Investments in Securities	$2,330,734,535	$2,330,734,535	$ —	$ —
Other Financial Instruments***
Futures Contracts	$739,716	$739,716	$—	$—
Total Assets - Other Financial Instruments	$739,716	$739,716	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,186,158	$53,415,374
GuideStone Global Bond Fund (Institutional Class)∞	1,513,283	13,241,224
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,289,294	40,326,742
GuideStone Equity Index Fund (Institutional Class)∞	7,855,739	578,260,918
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,445,569	70,255,154
GuideStone International Equity Index Fund (Institutional Class)∞	17,349,697	271,175,764
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,691,452	74,594,093
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,090,749	$21,325,639
Total Mutual Funds (Cost $847,613,397)		1,122,594,908
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞ (Cost $14,446,404)	14,446,404	14,446,404
TOTAL INVESTMENTS — 99.9% (Cost $862,059,801)		1,137,041,312
Other Assets in Excess of Liabilities — 0.1%		1,366,369
NET ASSETS — 100.0%		$1,138,407,681
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	09/2026	92	$14,009,760	$360,073
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$14,446,404	$14,446,404	$—	$—
Mutual Funds	1,122,594,908	1,122,594,908	—	—
Total Assets - Investments in Securities	$1,137,041,312	$1,137,041,312	$ —	$ —
Other Financial Instruments***
Futures Contracts	$360,073	$360,073	$—	$—
Total Assets - Other Financial Instruments	$360,073	$360,073	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

MYDESTINATION 2065 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	554,871	$7,080,160
GuideStone Global Bond Fund (Institutional Class)∞	188,549	1,649,803
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	568,568	6,970,647
GuideStone Equity Index Fund (Institutional Class)∞	1,359,955	100,106,303
GuideStone Small Cap Equity Fund (Institutional Class)∞	615,824	12,556,644
GuideStone International Equity Index Fund (Institutional Class)∞	3,046,589	47,618,181
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	803,131	12,769,785
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	361,150	$3,683,729
Total Mutual Funds (Cost $181,453,179)		192,435,252
MONEY MARKET FUNDS — 1.1%
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞ (Cost $2,041,166)	2,041,166	2,041,166
TOTAL INVESTMENTS — 99.9% (Cost $183,494,345)		194,476,418
Other Assets in Excess of Liabilities — 0.1%		222,056
NET ASSETS — 100.0%		$194,698,474
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	09/2026	12	$1,827,360	$46,966
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$2,041,166	$2,041,166	$—	$—
Mutual Funds	192,435,252	192,435,252	—	—
Total Assets - Investments in Securities	$194,476,418	$194,476,418	$ —	$ —
Other Financial Instruments***
Futures Contracts	$46,966	$46,966	$—	$—
Total Assets - Other Financial Instruments	$46,966	$46,966	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	MyDestination 2015 Fund	MyDestination 2025 Fund
Assets
Investments in securities of unaffiliated issuers, at value	$58,092,707	$115,166,419
Investments in securities of affiliated issuers, at value	702,895,046	2,080,080,083
Total investments, at value(1)	760,987,753	2,195,246,502
Deposits with broker for futures contracts	896,000	2,075,000
Receivables:
Dividends	29,988	75,903
Interest	296,006	575,127
From adviser	12,537	15,063
Investment securities sold	675,627	—
Fund shares sold	391,065	201,662
Variation margin on futures contracts	51,750	126,750
Prepaid expenses and other assets	33,453	41,441
Total Assets	763,374,179	2,198,357,448
Liabilities
Payables:
Investment securities purchased	287,940	100,000
Fund shares redeemed	375,678	1,444,366
Accrued expenses:
Investment advisory fees	66,498	211,752
Shareholder servicing fees	85,342	245,002
Director fees	2,450	6,144
Other expenses	66,171	96,237
Total Liabilities	884,079	2,103,501
Commitments and contingencies	— (2)	— (2)
Net Assets	$762,490,100	$2,196,253,947
Net Assets Consist of:
Paid-in-capital	$698,243,349	$1,923,873,677
Distributable earnings (loss)	64,246,751	272,380,270
Net Assets	$762,490,100	$2,196,253,947
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$347,017,701	$1,002,331,892
Institutional shares outstanding	32,198,734	87,773,188
Net asset value, offering and redemption price per Institutional share	$10.78	$11.42
Net assets applicable to the Investor Class	$415,472,399	$1,193,922,055
Investor shares outstanding	38,635,977	104,739,265
Net asset value, offering and redemption price per Investor share	$10.75	$11.40

(1)Investments in securities of unaffiliated issuers, at cost	$60,479,840	$119,210,524
Investments in securities of affiliated issuers, at cost	644,744,726	1,828,079,377
Total investments, at cost	$705,224,566	$1,947,289,901
(2)See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund	MyDestination 2065 Fund

$13,999,601	$—	$—	$—
2,605,479,816	2,330,734,535	1,137,041,312	194,476,418
2,619,479,417	2,330,734,535	1,137,041,312	194,476,418
2,819,000	2,415,000	1,163,000	160,000

97,849	86,098	42,692	6,127
63,450	—	—	—
—	—	—	10,961
490,000	300,000	—	—
221,931	223,615	402,378	208,236
159,000	141,750	69,000	9,000
44,129	41,139	43,290	41,424
2,623,374,776	2,333,942,137	1,138,761,672	194,912,166

—	—	50,000	150,000
241,013	311,157	10,290	971

206,221	189,802	92,329	15,683
279,079	250,064	121,804	19,421
6,764	5,939	3,837	1,064
103,258	94,308	75,731	26,553
836,335	851,270	353,991	213,692
— (2)	— (2)	— (2)	— (2)
$2,622,538,441	$2,333,090,867	$1,138,407,681	$194,698,474

$2,105,239,759	$1,664,902,467	$772,290,995	$182,873,158
517,298,682	668,188,400	366,116,686	11,825,316
$2,622,538,441	$2,333,090,867	$1,138,407,681	$194,698,474

$1,255,495,202	$1,104,101,560	$537,919,242	$98,275,800
97,719,710	76,203,222	24,748,258	8,987,152
$12.85	$14.49	$21.74	$10.94
$1,367,043,239	$1,228,989,307	$600,488,439	$96,422,674
106,738,498	85,160,117	27,780,814	8,834,690
$12.81	$14.43	$21.62	$10.91

$14,302,887	$—	$—	$—
2,135,462,638	1,706,441,135	862,059,801	183,494,345
$2,149,765,525	$1,706,441,135	$862,059,801	$183,494,345

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	MyDestination 2015 Fund	MyDestination 2025 Fund
Investment Income
Dividends	$277	$328
Income distributions received from affiliated funds	9,104,989	23,618,435
Interest	2,006,835	3,948,776
Total Investment Income	11,112,101	27,567,539
Expenses
Investment advisory fees	399,093	1,112,858
Transfer agent fees:
Institutional shares	4,516	4,535
Investor shares	18,083	20,901
Custodian fees	6,065	12,427
Shareholder servicing fees:
Investor shares	516,836	1,508,451
Accounting and administration fees	27,183	47,273
Professional fees	50,954	51,056
Blue sky fees:
Institutional shares	8,378	8,684
Investor shares	8,498	9,369
Shareholder reporting fees:
Institutional shares	230	318
Investor shares	5,784	11,049
Directors expenses	8,767	24,170
Line of credit facility fees	1,088	2,290
Index license fees	7,731	11,006
Other expenses	19,716	36,631
Recoupment of prior expenses reduced by the Adviser	4,575	140,517
Total Expenses	1,087,497	3,001,535
Expenses waived/reimbursed(1)	(72,342)	(99,297)
Net Expenses	1,015,155	2,902,238
Net Investment Income	10,096,946	24,665,301
Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	324,895	1,161,062
Net realized gain on investment securities of affiliated issuers	13,787,118	22,524,522
Net realized gain (loss) on investment securities of unaffiliated issuers	(79,913)	19,293
Net realized gain on futures transactions	1,465,574	4,156,802
Net realized gain	15,497,674	27,861,679
Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	11,714,023	70,528,951
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	(1,240,464)	(2,641,150)
Change in unrealized appreciation (depreciation) on futures	489,611	1,316,696
Net change in unrealized appreciation (depreciation)	10,963,170	69,204,497
Net Realized and Unrealized Gain	26,460,844	97,066,176
Net Increase in Net Assets Resulting from Operations	$36,557,790	$121,731,477

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund	MyDestination 2065 Fund

$104	$—	$—	$—
22,372,029	12,838,933	4,887,603	727,442
476,983	50,271	24,110	1,247
22,849,116	12,889,204	4,911,713	728,689

1,234,753	1,080,800	545,918	59,975

4,559	4,543	4,543	4,478
20,885	20,047	20,338	15,611
12,952	10,925	6,819	2,466

1,658,677	1,451,781	730,051	74,413
51,974	46,393	30,871	15,075
51,062	51,038	51,047	65,339

8,379	8,379	8,377	9,506
9,325	9,206	8,919	9,548

415	511	380	1,135
11,210	10,050	10,409	3,206
27,041	23,549	12,939	1,634
2,326	1,990	1,873	135
10,476	9,418	9,011	8,384
39,410	34,696	23,485	7,690
—	—	—	—
3,143,444	2,763,326	1,464,980	278,595
(61,374)	—	—	(87,647)
3,082,070	2,763,326	1,464,980	190,948
19,767,046	10,125,878	3,446,733	537,741

1,269,810	707,024	332,284	56,581
28,791,259	23,432,165	77,528,475	41,370
6,850	—	—	—
5,033,265	4,413,309	2,219,275	160,585
35,101,184	28,552,498	80,080,034	258,536
129,704,453	169,140,634	30,454,997	10,982,073
(311,592)	—	—	—
1,597,952	1,414,228	727,737	46,966
130,990,813	170,554,862	31,182,734	11,029,039
166,091,997	199,107,360	111,262,768	11,287,575
$185,859,043	$209,233,238	$114,709,501	$11,825,316
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2015 Fund		MyDestination 2025 Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
	06/30/26	12/31/25	06/30/26	12/31/25
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$10,096,946	$22,592,815	$24,665,301	$59,548,200
Net realized gain on investment securities and futures transactions	15,497,674	12,444,265	27,861,679	55,620,858
Net change in unrealized appreciation (depreciation) on investment securities and futures	10,963,170	43,967,027	69,204,497	129,689,428
Net increase in net assets resulting from operations	36,557,790	79,004,107	121,731,477	244,858,486
Distributions to Shareholders:
Distributions paid
Institutional shares	—	(17,443,601)	—	(55,326,440)
Investor shares	—	(22,764,116)	—	(77,601,748)
Return of capital
Institutional shares	—	—	—	—
Investor shares	—	—	—	—
Total distributions	—	(40,207,717)	—	(132,928,188)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	47,040,609	19,034,014	137,589,186	69,394,998
Investor shares	8,175,537	21,697,066	33,602,220	80,997,884
Reinvestment of dividends and distributions
Institutional shares	—	17,443,601	—	55,326,440
Investor shares	—	22,763,325	—	77,599,842
Total proceeds from shares sold and reinvested	55,216,146	80,938,006	171,191,406	283,319,164
Value of shares redeemed
Institutional shares	(24,148,095)	(36,536,152)	(54,437,602)	(76,171,270)
Investor shares	(32,068,653)	(54,160,989)	(151,413,634)	(135,709,632)
Total value of shares redeemed	(56,216,748)	(90,697,141)	(205,851,236)	(211,880,902)
Net increase (decrease) from capital share transactions(1)	(1,000,602)	(9,759,135)	(34,659,830)	71,438,262
Total increase in net assets	35,557,188	29,037,255	87,071,647	183,368,560
Net Assets:
Beginning of Period	726,932,912	697,895,657	2,109,182,300	1,925,813,740
End of Period	$762,490,100	$726,932,912	$2,196,253,947	$2,109,182,300

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2035 Fund		MyDestination 2045 Fund		MyDestination 2055 Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/26	12/31/25	06/30/26	12/31/25	06/30/26	12/31/25
(Unaudited)		(Unaudited)		(Unaudited)

$19,767,046	$55,801,812	$10,125,878	$40,746,952	$3,446,733	$20,567,680
35,101,184	62,518,204	28,552,498	40,500,817	80,080,034	22,242,607
130,990,813	194,315,646	170,554,862	228,807,428	31,182,734	128,807,644
185,859,043	312,635,662	209,233,238	310,055,197	114,709,501	171,617,931

—	(58,362,988)	—	(41,567,897)	—	(19,999,330)
—	(71,605,644)	—	(49,151,570)	—	(22,482,449)

—	—	—	—	—	—
—	—	—	—	—	—
—	(129,968,632)	—	(90,719,467)	—	(42,481,779)

160,536,693	93,164,977	108,591,955	89,303,014	71,512,102	81,831,938
66,635,844	119,029,028	52,679,640	107,967,835	39,029,397	94,286,534

—	58,362,988	—	41,567,897	—	19,999,330
—	71,602,412	—	49,143,751	—	22,481,760
227,172,537	342,159,405	161,271,595	287,982,497	110,541,499	218,599,562

(34,558,363)	(46,541,444)	(25,810,000)	(21,957,545)	(108,492,465)	(11,350,221)
(115,133,624)	(82,635,167)	(64,251,247)	(52,735,126)	(105,901,751)	(28,324,795)
(149,691,987)	(129,176,611)	(90,061,247)	(74,692,671)	(214,394,216)	(39,675,016)
77,480,550	212,982,794	71,210,348	213,289,826	(103,852,717)	178,924,546
263,339,593	395,649,824	280,443,586	432,625,556	10,856,784	308,060,698

2,359,198,848	1,963,549,024	2,052,647,281	1,620,021,725	1,127,550,897	819,490,199
$2,622,538,441	$2,359,198,848	$2,333,090,867	$2,052,647,281	$1,138,407,681	$1,127,550,897
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2065 Fund
	For the Six Months Ended	For the Period Ended
	06/30/26	12/31/25*
	(Unaudited)
Operations:
Net investment income	$537,741	$—
Net realized gain on investment securities and futures transactions	258,536	—
Net change in unrealized appreciation (depreciation) on investment securities and futures	11,029,039	—
Net increase in net assets resulting from operations	11,825,316	—
Distributions to Shareholders:
Distributions paid
Institutional shares	—	—
Investor shares	—	—
Return of capital
Institutional shares	—	—
Investor shares	—	—
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	89,729,709	3,000,000
Investor shares	89,589,218	3,000,000
Reinvestment of dividends and distributions
Institutional shares	—	—
Investor shares	—	—
Total proceeds from shares sold and reinvested	179,318,927	6,000,000
Institutional shares	(503,484)	—
Investor shares	(1,942,285)	—
Total value of shares redeemed	(2,445,769)
Net increase from capital share transactions	176,873,158	6,000,000
Total increase in net assets	188,698,474	6,000,000
Net Assets:
Beginning of Period	6,000,000	—
End of Period	$194,698,474	$6,000,000

*	For the one day ended December 31, 2025 (Commencement of Operations).

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2015 Fund
Institutional Class
2026(3)	$10.26	$0.15	$0.37	$0.52	$—	$—	$—	$10.78	5.07%	$347,018	0.11%	0.15%	2.86%	11%
2025	9.71	0.34	0.82	1.16	(0.39)	(0.22)	(0.61)	10.26	11.94	307,264	0.09	0.14	3.35	25
2024	9.60	0.33	0.43	0.76	(0.38)	(0.27)	(0.65)	9.71	7.80	290,928	0.09	0.15	3.27	32
2023	8.99	0.25	0.75	1.00	(0.27)	(0.12)	(0.39)	9.60	11.17	242,558	0.10	0.15	2.69	27
2022	11.09	0.19	(1.61)	(1.42)	(0.19)	(0.49)	(0.68)	8.99	(12.87)	224,236	0.11	0.15	1.91	21
2021	10.95	0.17	0.59	0.76	(0.26)	(0.36)	(0.62)	11.09	6.98	207,506	0.12	0.14	1.46	17
Investor Class
2026(3)	$10.25	$0.13	$0.37	$0.50	$—	$—	$—	$10.75	4.88%	$415,472	0.40%	0.41%	2.55%	11%
2025	9.71	0.31	0.81	1.12	(0.36)	(0.22)	(0.58)	10.25	11.55	419,669	0.39	0.41	3.05	25
2024	9.60	0.29	0.44	0.73	(0.35)	(0.27)	(0.62)	9.71	7.48	406,968	0.39	0.40	2.92	32
2023	8.98	0.22	0.76	0.98	(0.24)	(0.12)	(0.36)	9.60	10.99	425,123	0.38	0.40	2.38	27
2022	11.09	0.15	(1.60)	(1.45)	(0.17)	(0.49)	(0.66)	8.98	(13.10)	417,603	0.36	0.40	1.50	21
2021	10.95	0.13	0.60	0.73	(0.23)	(0.36)	(0.59)	11.09	6.72	539,194	0.37	0.39	1.15	17

MyDestination 2025 Fund
Institutional Class
2026(3)	$10.78	$0.14	$0.50	$0.64	$—	$—	$—	$11.42	5.94%	$1,002,332	0.10%	0.12%	2.51%	8%
2025	10.17	0.34	0.99	1.33	(0.38)	(0.34)	(0.72)	10.78	13.19	862,365	0.08	0.12	3.16	24
2024	10.04	0.32	0.61	0.93	(0.37)	(0.43)	(0.80)	10.17	9.17	768,941	0.08	0.13	3.07	26
2023	9.21	0.25	0.93	1.18	(0.26)	(0.09)	(0.35)	10.04	12.83	680,628	0.09	0.13	2.58	31
2022	11.53	0.18	(1.80)	(1.62)	(0.17)	(0.53)	(0.70)	9.21	(14.11)	606,791	0.11	0.13	1.76	14
2021	11.10	0.16	0.85	1.01	(0.28)	(0.30)	(0.58)	11.53	9.17	524,604	0.12	0.13	1.41	9
Investor Class
2026(3)	$10.78	$0.12	$0.50	$0.62	$—	$—	$—	$11.40	5.75%	$1,193,922	0.40%	0.38%	2.15%	8%
2025	10.18	0.31	0.99	1.30	(0.36)	(0.34)	(0.70)	10.78	12.81	1,246,817	0.38	0.38	2.85	24
2024	10.05	0.29	0.61	0.90	(0.34)	(0.43)	(0.77)	10.18	8.86	1,156,873	0.38	0.38	2.75	26
2023	9.21	0.22	0.94	1.16	(0.23)	(0.09)	(0.32)	10.05	12.64	1,091,712	0.37	0.38	2.27	31
2022	11.54	0.14	(1.79)	(1.65)	(0.15)	(0.53)	(0.68)	9.21	(14.40)	1,018,527	0.36	0.38	1.34	14
2021	11.11	0.13	0.85	0.98	(0.25)	(0.30)	(0.55)	11.54	8.91	1,262,088	0.37	0.38	1.15	9

MyDestination 2035 Fund
Institutional Class
2026(3)	$11.92	$0.11	$0.82	$0.93	$—	$—	$—	$12.85	7.80%	$1,255,495	0.11%	0.12%	1.77%	5%
2025	10.91	0.32	1.39	1.71	(0.36)	(0.34)	(0.70)	11.92	15.72	1,039,548	0.09	0.12	2.77	14
2024	10.46	0.29	0.97	1.26	(0.33)	(0.48)	(0.81)	10.91	11.83	855,212	0.09	0.12	2.59	19
2023	9.36	0.23	1.28	1.51	(0.23)	(0.18)	(0.41)	10.46	16.23	699,632	0.09	0.12	2.33	11
2022	12.00	0.17	(2.11)	(1.94)	(0.16)	(0.54)	(0.70)	9.36	(16.26)	572,407	0.13	0.13	1.67	11
2021	11.19	0.17	1.32	1.49	(0.30)	(0.38)	(0.68)	12.00	13.29	488,921	0.12	0.12	1.43	10
Investor Class
2026(3)	$11.90	$0.09	$0.82	$0.91	$—	$—	$—	$12.81	7.65%	$1,367,043	0.37%	0.37%	1.46%	5%
2025	10.89	0.29	1.39	1.68	(0.33)	(0.34)	(0.67)	11.90	15.48	1,319,651	0.37	0.37	2.47	14
2024	10.45	0.26	0.96	1.22	(0.30)	(0.48)	(0.78)	10.89	11.46	1,108,337	0.38	0.38	2.30	19
2023	9.36	0.20	1.27	1.47	(0.20)	(0.18)	(0.38)	10.45	15.82	946,158	0.37	0.38	2.04	11
2022	12.00	0.13	(2.10)	(1.97)	(0.13)	(0.54)	(0.67)	9.36	(16.46)	801,499	0.38	0.38	1.22	11
2021	11.19	0.14	1.32	1.46	(0.27)	(0.38)	(0.65)	12.00	13.04	940,687	0.38	0.38	1.16	10

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

(3)	For the six months ended June 30, 2026, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2045 Fund
Institutional Class
2026(3)	$13.17	$0.07	$1.25	$1.32	$—	$—	$—	$14.49	10.02%	$1,104,102	0.12%	0.12%	1.09%	4%
2025	11.63	0.30	1.85	2.15	(0.32)	(0.29)	(0.61)	13.17	18.57	921,855	0.12	0.12	2.40	8
2024	10.76	0.25	1.33	1.58	(0.27)	(0.44)	(0.71)	11.63	14.52	715,306	0.13	0.13	2.09	17
2023	9.37	0.22	1.55	1.77	(0.21)	(0.17)	(0.38)	10.76	18.94	561,262	0.11	0.12	2.12	10
2022	12.10	0.17	(2.24)	(2.07)	(0.15)	(0.51)	(0.66)	9.37	(17.08)	437,044	0.13	0.13	1.61	7
2021	10.97	0.17	1.65	1.82	(0.30)	(0.39)	(0.69)	12.10	16.61	422,303	0.13	0.13	1.41	10
Investor Class
2026(3)	$13.13	$0.06	$1.24	$1.30	$—	$—	$—	$14.43	9.90%	$1,228,989	0.37%	0.37%	0.81%	4%
2025	11.61	0.27	1.84	2.11	(0.30)	(0.29)	(0.59)	13.13	18.20	1,130,792	0.38	0.38	2.12	8
2024	10.75	0.21	1.33	1.54	(0.24)	(0.44)	(0.68)	11.61	14.19	904,716	0.38	0.38	1.82	17
2023	9.36	0.19	1.55	1.74	(0.18)	(0.17)	(0.35)	10.75	18.69	752,813	0.38	0.38	1.85	10
2022	12.09	0.13	(2.22)	(2.09)	(0.13)	(0.51)	(0.64)	9.36	(17.38)	606,007	0.38	0.38	1.25	7
2021	10.97	0.14	1.64	1.78	(0.27)	(0.39)	(0.66)	12.09	16.26	692,409	0.38	0.38	1.15	10

MyDestination 2055 Fund
Institutional Class
2026(3)	$19.60	$0.08	$2.06	$2.14	$—	$—	$—	$21.74	10.92%	$537,919	0.13%	0.13%	0.78%	11%
2025	17.07	0.42	2.89	3.31	(0.45)	(0.33)	(0.78)	19.60	19.42	520,345	0.15	0.15	2.29	7
2024	15.47	0.33	2.07	2.40	(0.37)	(0.43)	(0.80)	17.07	15.38	370,740	0.14	0.15	1.96	15
2023	13.31	0.30	2.34	2.64	(0.29)	(0.19)	(0.48)	15.47	19.88	266,002	0.14	0.16	2.08	9
2022	17.11	0.23	(3.20)	(2.97)	(0.21)	(0.62)	(0.83)	13.31	(17.43)	184,087	0.17	0.17	1.56	7
2021	15.37	0.24	2.44	2.68	(0.42)	(0.52)	(0.94)	17.11	17.46	178,971	0.17	0.17	1.39	11
Investor Class
2026(3)	$19.52	$0.05	$2.05	$2.10	$—	$—	$—	$21.62	10.73%	$600,488	0.39%	0.39%	0.50%	11%
2025	17.01	0.37	2.89	3.26	(0.42)	(0.33)	(0.75)	19.52	19.17	607,206	0.39	0.39	2.02	7
2024	15.42	0.28	2.07	2.35	(0.33)	(0.43)	(0.76)	17.01	15.11	448,750	0.41	0.41	1.68	15
2023	13.28	0.26	2.32	2.58	(0.25)	(0.19)	(0.44)	15.42	19.49	342,864	0.42	0.43	1.82	9
2022	17.07	0.19	(3.18)	(2.99)	(0.18)	(0.62)	(0.80)	13.28	(17.61)	255,261	0.42	0.42	1.27	7
2021	15.34	0.19	2.44	2.63	(0.38)	(0.52)	(0.90)	17.07	17.18	262,341	0.42	0.42	1.15	11

MyDestination 2065 Fund(4)
Institutional Class
2026	$10.00	$0.05	$0.89	$0.94	$—	$—	$—	$10.94	9.40%	$98,276	0.17%	0.31%	1.03%	1%
Investor Class
2026	$10.00	$0.04	$0.87	$0.91	$—	$—	$—	$10.91	9.10%	$96,422	0.47%	0.61%	0.73%	1%

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

(3)	For the six months ended June 30, 2026, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(4)
Fund commenced operations on December 31, 2025. There was no operational activity other than the receipt of initial seed capital.  As the fund has not commenced investment operations, an alternative commencement date for performance calculation purposes has been elected.
 The Net Asset Value and Net Assets for both share classes are disclosed on the Statements of Assets and Liabilities.

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	4,838,806	$62,275,432
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	12,787,682	163,170,823
GuideStone Global Bond Fund (Institutional Class)∞	2,281,095	19,959,579
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	1,885,861	23,120,656
GuideStone Impact Bond Fund (Institutional Class)∞	1,705,706	16,118,925
GuideStone Value Equity Index Fund (Institutional Class)∞	1,044,539	15,406,955
GuideStone Value Equity Fund (Institutional Class)∞	494,370	9,590,769
GuideStone Growth Equity Index Fund (Institutional Class)∞	986,552	19,395,616
GuideStone Small Cap Equity Fund (Institutional Class)∞	194,217	3,960,085
GuideStone Growth Equity Fund (Institutional Class)∞	496,687	13,490,018
GuideStone International Equity Fund (Institutional Class)∞	1,289,943	22,096,721
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	633,524	$10,073,022
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	486,005	4,957,253
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,260,761	20,572,927
Total Mutual Funds (Cost $392,861,288)		404,188,781
MONEY MARKET FUNDS — 1.2%
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞ (Cost $4,923,714)	4,923,714	4,923,714
TOTAL INVESTMENTS — 100.0% (Cost $397,785,002)		409,112,495
Liabilities in Excess of Other Assets — (0.0)%		(100,383)
NET ASSETS — 100.0%		$409,012,112
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$4,923,714	$4,923,714	$—	$—
Mutual Funds	404,188,781	404,188,781	—	—
Total Assets - Investments in Securities	$409,112,495	$409,112,495	$ —	$ —
See Notes to Financial Statements.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.1%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	4,111,783	$52,918,648
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	30,174,182	385,022,558
GuideStone Global Bond Fund (Institutional Class)∞	12,077,884	105,681,489
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	9,380,314	115,002,654
GuideStone Impact Bond Fund (Institutional Class)∞	2,245,919	21,223,937
GuideStone Value Equity Index Fund (Institutional Class)∞	6,099,695	89,970,495
GuideStone Value Equity Fund (Institutional Class)∞	2,849,625	55,282,717
GuideStone Growth Equity Index Fund (Institutional Class)∞	5,418,536	106,528,423
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,322,838	26,972,656
GuideStone Growth Equity Fund (Institutional Class)∞	2,620,888	71,183,326
GuideStone International Equity Fund (Institutional Class)∞	8,297,282	142,132,444
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	3,955,130	$62,886,569
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,763,564	28,188,351
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,883,078	53,536,006
Total Mutual Funds (Cost $1,270,745,427)		1,316,530,273
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞ (Cost $13,029,077)	13,029,077	13,029,077
TOTAL INVESTMENTS — 100.1% (Cost $1,283,774,504)		1,329,559,350
Liabilities in Excess of Other Assets — (0.1)%		(882,679)
NET ASSETS — 100.0%		$1,328,676,671
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$13,029,077	$13,029,077	$—	$—
Mutual Funds	1,316,530,273	1,316,530,273	—	—
Total Assets - Investments in Securities	$1,329,559,350	$1,329,559,350	$ —	$ —

See Notes to Financial Statements.

MODERATELY AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	1,008,069	$12,973,846
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	12,163,809	155,210,208
GuideStone Global Bond Fund (Institutional Class)∞	1,414,749	12,379,050
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,856,990	35,026,699
GuideStone Impact Bond Fund (Institutional Class)∞	2,105,718	19,899,032
GuideStone Value Equity Index Fund (Institutional Class)∞	12,694,093	187,237,872
GuideStone Value Equity Fund (Institutional Class)∞	4,815,964	93,429,699
GuideStone Growth Equity Index Fund (Institutional Class)∞	10,330,424	203,096,143
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,809,005	77,665,617
GuideStone Growth Equity Fund (Institutional Class)∞	4,018,751	109,149,265
GuideStone International Equity Fund (Institutional Class)∞	12,861,225	220,312,784
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,941,192	$110,364,955
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,712,017	27,662,574
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,049,173	18,647,473
Total Mutual Funds (Cost $1,139,036,120)		1,283,055,217
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞ (Cost $12,633,247)	12,633,247	12,633,247
TOTAL INVESTMENTS — 100.0% (Cost $1,151,669,367)		1,295,688,464
Liabilities in Excess of Other Assets — (0.0)%		(385,986)
NET ASSETS — 100.0%		$1,295,302,478
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$12,633,247	$12,633,247	$—	$—
Mutual Funds	1,283,055,217	1,283,055,217	—	—
Total Assets - Investments in Securities	$1,295,688,464	$1,295,688,464	$ —	$ —
See Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.1%
GuideStone Value Equity Index Fund (Institutional Class)∞	14,279,089	$210,616,565
GuideStone Value Equity Fund (Institutional Class)∞	6,504,934	126,195,712
GuideStone Growth Equity Index Fund (Institutional Class)∞	12,140,736	238,686,879
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,337,372	68,049,007
GuideStone Growth Equity Fund (Institutional Class)∞	5,604,870	152,228,259
GuideStone International Equity Fund (Institutional Class)∞	20,003,131	342,653,639
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	9,628,684	153,096,073
Total Mutual Funds (Cost $1,088,230,404)		1,291,526,134
	Shares	Value
MONEY MARKET FUNDS — 0.9%
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞ (Cost $12,694,742)	12,694,742	$12,694,742
TOTAL INVESTMENTS — 100.0% (Cost $1,100,925,146)		1,304,220,876
Liabilities in Excess of Other Assets — (0.0)%		(644,996)
NET ASSETS — 100.0%		$1,303,575,880
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$12,694,742	$12,694,742	$—	$—
Mutual Funds	1,291,526,134	1,291,526,134	—	—
Total Assets - Investments in Securities	$1,304,220,876	$1,304,220,876	$ —	$ —

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Moderately Aggressive Allocation Fund	Aggressive Allocation Fund
Assets
Investments in securities of affiliated issuers, at value	$409,112,495	$1,329,559,350	$1,295,688,464	$1,304,220,876
Total investments, at value(1)	409,112,495	1,329,559,350	1,295,688,464	1,304,220,876
Cash	—	—	—	26
Receivables:
Dividends from affiliated funds	14,111	36,730	36,558	37,296
Investment securities sold	180,000	200,000	215,001	205,001
Fund shares sold	1,045	8,171	442,017	13,642
Prepaid expenses and other assets	30,971	38,063	37,794	35,956
Total Assets	409,338,622	1,329,842,314	1,296,419,834	1,304,512,797
Liabilities
Payables:
Fund shares redeemed	161,998	755,730	737,161	543,825
Accrued expenses:
Investment advisory fees	33,630	109,125	105,618	106,231
Shareholder servicing fees	61,019	205,236	183,144	195,909
Director fees	2,204	5,031	4,478	4,506
Other expenses	67,659	90,521	86,955	86,446
Total Liabilities	326,510	1,165,643	1,117,356	936,917
Net Assets	$409,012,112	$1,328,676,671	$1,295,302,478	$1,303,575,880
Net Assets Consist of:
Paid-in-capital	$399,548,967	$1,278,603,267	$1,099,948,329	$1,019,033,108
Distributable earnings (loss)	9,463,145	50,073,404	195,354,149	284,542,772
Net Assets	$409,012,112	$1,328,676,671	$1,295,302,478	$1,303,575,880
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$112,024,976	$327,518,353	$398,948,015	$341,438,477
Institutional shares outstanding	9,534,726	25,978,659	27,272,743	22,257,301
Net asset value, offering and redemption price per Institutional share	$11.75	$12.61	$14.63	$15.34
Net assets applicable to the Investor Class	$296,987,136	$1,001,158,318	$896,354,463	$962,137,403
Investor shares outstanding	25,313,320	79,594,654	61,479,527	63,295,647
Net asset value, offering and redemption price per Investor share	$11.73	$12.58	$14.58	$15.20

(1)Investments in securities of affiliated issuers, at cost	397,785,002	1,283,774,504	1,151,669,367	1,100,925,146
Total investments, at cost	$397,785,002	$1,283,774,504	$1,151,669,367	$1,100,925,146

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Moderately Aggressive Allocation Fund	Aggressive Allocation Fund
Investment Income
Income distributions received from affiliated funds	$5,866,113	$14,283,761	$7,206,394	$2,650,684
Interest	22	8	18	2
Total Investment Income	5,866,135	14,283,769	7,206,412	2,650,686
Expenses
Investment advisory fees	202,738	653,196	603,489	614,508
Transfer agent fees:
Institutional shares	4,629	4,733	4,583	4,567
Investor shares	20,658	24,447	22,992	22,749
Custodian fees	4,495	8,819	7,838	7,434
Shareholder servicing fees:
Investor shares	369,051	1,225,931	1,074,047	1,137,127
Accounting and administration fees	20,913	33,984	32,542	32,862
Professional fees	50,095	50,219	50,185	50,184
Blue sky fees:
Institutional shares	8,300	8,897	8,824	8,796
Investor shares	8,988	9,539	10,169	8,809
Shareholder reporting fees:
Institutional shares	405	771	374	378
Investor shares	8,598	14,730	13,537	13,105
Directors expenses	5,724	16,315	14,466	14,761
Line of credit facility fees	1,486	2,817	2,455	2,437
Index license fees	9,949	14,019	12,432	10,485
Other expenses	18,889	31,283	27,262	25,555
Total Expenses	734,918	2,099,700	1,885,195	1,953,757
Net Investment Income	5,131,217	12,184,069	5,321,217	696,929
Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	831,973	4,558,384	6,789,580	8,740,976
Net realized gain on investment securities of affiliated issuers	1,228,244	7,094,535	22,080,788	26,591,715
Net realized gain	2,060,217	11,652,919	28,870,368	35,332,691
Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	5,404,593	43,570,087	71,275,952	88,081,082
Net change in unrealized appreciation (depreciation)	5,404,593	43,570,087	71,275,952	88,081,082
Net Realized and Unrealized Gain	7,464,810	55,223,006	100,146,320	123,413,773
Net Increase in Net Assets Resulting from Operations	$12,596,027	$67,407,075	$105,467,537	$124,110,702

See Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund		Balanced Allocation Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
	06/30/26	12/31/25	06/30/26	12/31/25
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$5,131,217	$13,086,510	$12,184,069	$33,623,976
Net realized gain on investment securities and futures transactions	2,060,217	13,104,489	11,652,919	72,796,053
Net change in unrealized appreciation (depreciation) on investment securities and futures	5,404,593	11,129,900	43,570,087	47,270,989
Net increase in net assets resulting from operations	12,596,027	37,320,899	67,407,075	153,691,018
Distributions to Shareholders:
Distributions paid
Institutional shares	—	(6,500,570)	—	(28,772,836)
Investor shares	—	(16,403,399)	—	(76,737,466)
Return of capital
Institutional shares	—	—	—	—
Investor shares	—	—	—	—
Total distributions	—	(22,903,969)	—	(105,510,302)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	7,191,101	11,568,297	10,734,597	32,244,174
Investor shares	10,436,557	23,353,018	14,789,176	31,687,191
Reinvestment of dividends and distributions
Institutional shares	—	6,465,009	—	28,667,346
Investor shares	—	16,356,603	—	76,678,012
Total proceeds from shares sold and reinvested	17,627,658	57,742,927	25,523,773	169,276,723
Value of shares redeemed
Institutional shares	(13,393,975)	(17,283,773)	(61,320,032)	(30,715,439)
Investor shares	(22,345,877)	(46,515,893)	(51,570,882)	(101,968,750)
Total value of shares redeemed	(35,739,852)	(63,799,666)	(112,890,914)	(132,684,189)
Net increase (decrease) from capital share transactions(1)	(18,112,194)	(6,056,739)	(87,367,141)	36,592,534
Total increase (decrease) in net assets	(5,516,167)	8,360,191	(19,960,066)	84,773,250
Net Assets:
Beginning of Period	414,528,279	406,168,088	1,348,636,737	1,263,863,487
End of Period	$409,012,112	$414,528,279	$1,328,676,671	$1,348,636,737

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Moderately Aggressive Allocation Fund		Aggressive Allocation Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/26	12/31/25	06/30/26	12/31/25
(Unaudited)		(Unaudited)

$5,321,217	$19,536,350	$696,929	$12,508,016
28,870,368	94,888,239	35,332,691	132,572,575
71,275,952	53,636,253	88,081,082	60,053,019
105,467,537	168,060,842	124,110,702	205,133,610

—	(30,010,105)	—	(35,135,020)
—	(76,405,895)	—	(94,903,011)

—	—	—	—
—	—	—	—
—	(106,416,000)	—	(130,038,031)

62,685,278	25,379,146	8,317,296	24,718,041
16,046,445	35,559,048	16,244,570	30,608,923

—	29,985,901	—	35,124,675
—	76,360,717	—	94,861,702
78,731,723	167,284,812	24,561,866	185,313,341

(27,552,976)	(30,096,675)	(27,040,881)	(24,237,651)
(48,336,255)	(82,413,137)	(40,985,878)	(88,331,794)
(75,889,231)	(112,509,812)	(68,026,759)	(112,569,445)
2,842,492	54,775,000	(43,464,893)	72,743,896
108,310,029	116,419,842	80,645,809	147,839,475

1,186,992,449	1,070,572,607	1,222,930,071	1,075,090,596
$1,295,302,478	$1,186,992,449	$1,303,575,880	$1,222,930,071
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Conservative Allocation Fund
Institutional Class
2026(3)	$11.38	$0.16	$0.21	$0.37	$—	$—	$—	$11.75	3.22%	$112,025	0.18%	0.18%	2.72%	20%
2025	10.99	0.39	0.67	1.06	(0.47)	(0.20)	(0.67)	11.38	9.69	114,649	0.18	0.18	3.38	39
2024	10.79	0.37	0.38	0.75	(0.48)	(0.07)	(0.55)	10.99	6.96	109,996	0.17	0.17	3.33	23
2023	10.29	0.30	0.63	0.93	(0.36)	(0.07)	(0.43)	10.79	9.08	110,243	0.16	0.16	2.85	43
2022	11.99	0.14	(1.33)	(1.19)	(0.19)	(0.32)	(0.51)	10.29	(9.93)	98,566	0.16	0.16	1.28	15
2021	11.97	0.11	0.38	0.49	(0.22)	(0.25)	(0.47)	11.99	4.07	146,436	0.15	0.15	0.92	6
Investor Class
2026(3)	$11.38	$0.14	$0.21	$0.35	$—	$—	$—	$11.73	3.08%	$296,987	0.43%	0.43%	2.46%	20%
2025	10.99	0.36	0.67	1.03	(0.44)	(0.20)	(0.64)	11.38	9.46	299,879	0.43	0.43	3.12	39
2024	10.79	0.34	0.38	0.72	(0.45)	(0.07)	(0.52)	10.99	6.68	296,172	0.42	0.42	3.07	23
2023	10.29	0.27	0.63	0.90	(0.33)	(0.07)	(0.40)	10.79	8.80	312,560	0.41	0.41	2.49	43
2022	11.99	0.13	(1.35)	(1.22)	(0.16)	(0.32)	(0.48)	10.29	(10.17)	334,419	0.41	0.41	1.14	15
2021	11.97	0.08	0.38	0.46	(0.19)	(0.25)	(0.44)	11.99	3.81	423,571	0.40	0.40	0.65	6

Balanced Allocation Fund
Institutional Class
2026(3)	$11.97	$0.12	$0.52	$0.64	$—	$—	$—	$12.61	5.35%	$327,518	0.13%	0.13%	2.05%	14%
2025	11.51	0.34	1.13	1.47	(0.45)	(0.56)	(1.01)	11.97	12.80	360,738	0.13	0.13	2.80	21
2024	11.09	0.32	0.64	0.96	(0.45)	(0.09)	(0.54)	11.51	8.59	318,839	0.13	0.13	2.77	27
2023	10.28	0.26	1.02	1.28	(0.32)	(0.15)	(0.47)	11.09	12.60	300,115	0.13	0.13	2.38	14
2022	13.03	0.13	(2.14)	(2.01)	(0.17)	(0.57)	(0.74)	10.28	(15.34)	290,280	0.13	0.13	1.11	18
2021	12.88	0.15	0.77	0.92	(0.34)	(0.43)	(0.77)	13.03	7.17	481,118	0.12	0.12	1.12	19
Investor Class
2026(3)	$11.96	$0.11	$0.51	$0.62	$—	$—	$—	$12.58	5.18%	$1,001,158	0.38%	0.38%	1.80%	14%
2025	11.51	0.30	1.13	1.43	(0.42)	(0.56)	(0.98)	11.96	12.48	987,899	0.38	0.38	2.51	21
2024	11.09	0.29	0.64	0.93	(0.42)	(0.09)	(0.51)	11.51	8.32	945,024	0.38	0.38	2.50	27
2023	10.28	0.23	1.03	1.26	(0.30)	(0.15)	(0.45)	11.09	12.32	943,742	0.38	0.38	2.12	14
2022	13.02	0.11	(2.14)	(2.03)	(0.14)	(0.57)	(0.71)	10.28	(15.58)	928,515	0.38	0.38	1.01	18
2021	12.87	0.11	0.78	0.89	(0.31)	(0.43)	(0.74)	13.02	6.92	1,230,755	0.37	0.37	0.85	19

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

(3)	For the six months ended June 30, 2026, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Moderately Aggressive Allocation Fund
Institutional Class
2026(3)	$13.43	$0.08	$1.12	$1.20	$—	$—	$—	$14.63	8.93%	$398,948	0.13%	0.13%	0.54%	25%
2025	12.66	0.26	1.82	2.08	(0.38)	(0.93)	(1.31)	13.43	16.49	331,659	0.14	0.14	1.95	25
2024	11.70	0.24	1.19	1.43	(0.38)	(0.09)	(0.47)	12.66	12.20	290,068	0.13	0.13	1.90	30
2023	10.38	0.22	1.52	1.74	(0.42)	—	(0.42)	11.70	16.82	264,645	0.13	0.13	1.94	15
2022	13.83	0.11	(2.55)	(2.44)	(0.03)	(0.98)	(1.01)	10.38	(17.73)	236,709	0.13	0.13	0.96	22
2021	13.25	0.14	1.42	1.56	(0.40)	(0.58)	(0.98)	13.83	11.82	440,338	0.12	0.12	0.96	17
Investor Class
2026(3)	$13.40	$0.05	$1.13	$1.18	$—	$—	$—	$14.58	8.81%	$896,354	0.39%	0.39%	0.80%	25%
2025	12.65	0.23	1.80	2.03	(0.35)	(0.93)	(1.28)	13.40	16.11	855,333	0.39	0.39	1.67	25
2024	11.68	0.21	1.20	1.41	(0.35)	(0.09)	(0.44)	12.65	12.03	780,505	0.39	0.39	1.63	30
2023	10.36	0.19	1.52	1.71	(0.39)	—	(0.39)	11.68	16.57	758,895	0.39	0.39	1.67	15
2022	13.82	0.11	(2.59)	(2.48)	(— )†	(0.98)	(0.98)	10.36	(18.03)	709,931	0.39	0.39	0.93	22
2021	13.24	0.10	1.43	1.53	(0.37)	(0.58)	(0.95)	13.82	11.56	968,891	0.38	0.38	0.71	17

Aggressive Allocation Fund
Institutional Class
2026(3)	$13.88	$0.02	$1.44	$1.46	$—	$—	$—	$15.34	10.52%	$341,438	0.13%	0.13%	0.15%	27%
2025	12.93	0.18	2.40	2.58	(0.34)	(1.29)	(1.63)	13.88	19.92	327,323	0.13	0.13	1.32	18
2024	11.57	0.14	1.69	1.83	(0.28)	(0.19)	(0.47)	12.93	15.70	272,681	0.13	0.13	1.10	27
2023	9.93	0.15	1.92	2.07	(0.34)	(0.09)	(0.43)	11.57	20.92	240,031	0.13	0.13	1.42	15
2022	13.92	0.12	(2.78)	(2.66)	(0.03)	(1.30)	(1.33)	9.93	(19.29)	213,158	0.13	0.13	1.04	30
2021	13.06	0.12	1.85	1.97	(0.46)	(0.65)	(1.11)	13.92	15.09	331,642	0.13	0.13	0.81	12
Investor Class
2026(3)	$13.77	$—	$1.43	$1.43	$—	$—	$—	$15.20	10.39%	$962,137	0.38%	0.38%	0.05%	27%
2025	12.85	0.14	2.38	2.52	(0.31)	(1.29)	(1.60)	13.77	19.59	895,607	0.39	0.39	1.02	18
2024	11.50	0.11	1.68	1.79	(0.25)	(0.19)	(0.44)	12.85	15.43	802,410	0.39	0.39	0.84	27
2023	9.87	0.13	1.90	2.03	(0.31)	(0.09)	(0.40)	11.50	20.66	742,673	0.39	0.39	1.18	15
2022	13.86	0.10	(2.78)	(2.68)	(— )†	(1.31)	(1.31)	9.87	(19.57)	665,590	0.39	0.39	0.90	30
2021	13.00	0.08	1.85	1.93	(0.42)	(0.65)	(1.07)	13.86	14.89	904,521	0.38	0.38	0.54	12

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Does not include income and expenses of the investment companies in which the Fund invests. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.

(3)	For the six months ended June 30, 2026, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 28.4%
Federal Farm Credit Banks Funding Corporation
(Floating, U.S. SOFR + 0.14%), 3.82%, 10/15/26†	$14,000,000	$13,999,776
(Floating, U.S. Treasury 3M Bill MMY + 0.27%), 4.04%, 10/16/26†	7,700,000	7,700,000
(Floating, U.S. SOFR + 0.04%), 3.72%, 10/20/26†	13,315,000	13,315,000
(Floating, U.S. SOFR + 0.05%), 3.73%, 11/06/26†	3,660,000	3,660,000
(Floating, U.S. SOFR + 0.04%), 3.72%, 11/19/26†	748,000	748,000
(Floating, U.S. SOFR + 0.14%), 3.82%, 12/23/26†	1,400,000	1,400,000
(Floating, U.S. SOFR + 0.14%), 3.82%, 12/30/26†	1,200,000	1,200,000
(Floating, U.S. SOFR + 0.04%), 3.72%, 01/20/27†	5,675,000	5,675,000
(Floating, U.S. SOFR + 0.09%), 3.77%, 01/27/27†	1,807,000	1,807,000
(Floating, U.S. SOFR + 0.08%), 3.76%, 02/01/27†	5,200,000	5,200,000
(Floating, U.S. SOFR + 0.07%), 3.75%, 03/05/27†	10,000,000	10,000,000
(Floating, U.S. SOFR + 0.05%), 3.73%, 03/15/27†	2,945,000	2,945,000
(Floating, U.S. SOFR + 0.07%), 3.75%, 03/26/27†	2,000,000	2,000,000
(Floating, U.S. SOFR + 0.05%), 3.73%, 04/19/27†	890,000	890,000
(Floating, U.S. SOFR + 0.04%), 3.72%, 05/10/27†	4,655,000	4,655,000
(Floating, U.S. SOFR + 0.05%), 3.73%, 05/24/27†	2,555,000	2,555,000
(Floating, U.S. SOFR + 0.06%), 3.74%, 05/24/27†	2,410,000	2,410,000
(Floating, U.S. SOFR + 0.06%), 3.74%, 07/23/27†	1,655,000	1,655,000
(Floating, U.S. SOFR + 0.06%), 3.74%, 09/13/27†	1,595,000	1,595,000
(Floating, U.S. SOFR + 0.13%), 3.81%, 10/22/27†	1,118,000	1,118,000
(Floating, U.S. SOFR + 0.11%), 3.79%, 11/19/27†	2,035,000	2,035,000
(Floating, U.S. SOFR + 0.08%), 3.76%, 11/23/27†	645,000	645,000
(Floating, U.S. SOFR + 0.09%), 3.77%, 02/09/28†	1,340,000	1,340,000
(Floating, U.S. SOFR + 0.08%), 3.76%, 02/11/28†	1,345,000	1,345,000
(Floating, U.S. SOFR + 0.09%), 3.77%, 03/16/28†	2,400,000	2,400,000
(Floating, U.S. SOFR + 0.09%), 3.77%, 03/24/28†	5,665,000	5,665,000
(Floating, U.S. SOFR + 0.09%), 3.77%, 04/10/28†	1,330,000	1,330,000
(Floating, U.S. SOFR + 0.09%), 3.77%, 05/19/28†	2,420,000	2,420,000
	Par	Value
Federal Home Loan Bank
(Floating, U.S. SOFR + 0.00%), 3.62%, 07/02/26†	$3,280,000	$3,279,999
(Floating, U.S. SOFR + 0.03%), 3.65%, 07/02/26†	5,415,000	5,415,000
(Floating, U.S. SOFR + 0.00%), 3.68%, 07/07/26†	2,400,000	2,400,000
(Floating, U.S. SOFR + 0.02%), 3.70%, 07/17/26†	4,685,000	4,685,000
(Floating, U.S. SOFR + 0.01%), 3.69%, 07/21/26†	7,295,000	7,295,000
(Floating, U.S. SOFR + 0.01%), 3.69%, 07/22/26†	6,340,000	6,340,000
(Floating, U.S. SOFR + 0.01%), 3.69%, 07/24/26†	4,810,000	4,810,000
(Floating, U.S. SOFR + 0.01%), 3.69%, 07/28/26†	2,400,000	2,400,000
(Floating, U.S. SOFR + 0.01%), 3.69%, 08/04/26†	5,140,000	5,140,000
(Floating, U.S. SOFR + 0.01%), 3.69%, 08/18/26†	1,100,000	1,099,992
(Floating, U.S. SOFR + 0.01%), 3.69%, 08/19/26†	2,425,000	2,425,000
(Floating, U.S. SOFR + 0.02%), 3.70%, 08/20/26†	2,200,000	2,200,022
(Floating, U.S. SOFR + 0.01%), 3.69%, 08/21/26†	17,110,000	17,110,000
(Floating, U.S. SOFR + 0.01%), 3.69%, 08/24/26†	2,405,000	2,405,000
(Floating, U.S. SOFR + 0.02%), 3.70%, 09/03/26†	5,140,000	5,140,000
(Floating, U.S. SOFR + 0.01%), 3.69%, 09/04/26†	2,200,000	2,199,961
(Floating, U.S. SOFR + 0.01%), 3.69%, 09/08/26†	7,600,000	7,600,000
(Floating, U.S. SOFR + 0.02%), 3.70%, 09/11/26†	6,000,000	6,000,000
(Floating, U.S. SOFR + 0.02%), 3.70%, 09/23/26†	5,090,000	5,090,000
(Floating, U.S. SOFR + 0.02%), 3.70%, 10/06/26†	7,600,000	7,600,000
(Floating, U.S. SOFR + 0.02%), 3.70%, 10/07/26†	9,445,000	9,445,000
(Floating, U.S. SOFR + 0.02%), 3.70%, 10/13/26†	4,975,000	4,975,000
(Floating, U.S. SOFR + 0.02%), 3.70%, 10/14/26†	2,515,000	2,515,000
(Floating, U.S. SOFR + 0.02%), 3.70%, 10/21/26†	3,520,000	3,520,000
(Floating, U.S. SOFR + 0.02%), 3.70%, 10/23/26†	4,050,000	4,050,000
(Floating, U.S. SOFR + 0.02%), 3.70%, 10/26/26†	7,640,000	7,640,000
(Floating, U.S. SOFR + 0.03%), 3.71%, 10/29/26†	5,145,000	5,145,000
(Floating, U.S. SOFR + 0.03%), 3.71%, 11/03/26†	4,900,000	4,900,000
(Floating, U.S. SOFR + 0.03%), 3.71%, 11/12/26†	6,605,000	6,605,000

See Notes to Financial Statements.

	Par	Value
(Floating, U.S. SOFR + 0.03%), 3.71%, 11/18/26†	$5,050,000	$5,050,000
(Floating, U.S. SOFR + 0.03%), 3.71%, 11/19/26†	3,565,000	3,565,000
(Floating, U.S. SOFR + 0.03%), 3.71%, 11/23/26†	10,320,000	10,320,000
(Floating, U.S. SOFR + 0.03%), 3.71%, 11/30/26†	12,900,000	12,900,000
(Floating, U.S. SOFR + 0.03%), 3.71%, 12/09/26†	4,485,000	4,485,000
(Floating, U.S. SOFR + 0.03%), 3.71%, 12/11/26†	4,405,000	4,405,000
(Floating, U.S. SOFR + 0.05%), 3.73%, 12/28/26†	6,900,000	6,900,000
(Floating, U.S. SOFR + 0.03%), 3.71%, 01/04/27†	2,200,000	2,200,000
3.50%, 01/11/27	14,005,000	13,992,993
(Floating, U.S. SOFR + 0.05%), 3.73%, 01/25/27†	4,580,000	4,580,000
(Floating, U.S. SOFR + 0.04%), 3.72%, 01/28/27†	5,145,000	5,145,000
(Floating, U.S. SOFR + 0.06%), 3.74%, 02/24/27†	2,290,000	2,290,000
(Floating, U.S. SOFR + 0.04%), 3.72%, 02/25/27†	8,960,000	8,960,000
(Floating, U.S. SOFR + 0.10%), 3.78%, 03/18/27†	5,490,000	5,490,000
(Floating, U.S. SOFR + 0.07%), 3.75%, 03/25/27†	4,135,000	4,135,000
3.85%, 04/09/27	10,200,000	10,200,000
(Floating, U.S. SOFR + 0.08%), 3.76%, 01/24/28†	6,500,000	6,500,000
(Floating, U.S. SOFR + 0.09%), 3.77%, 05/12/28†	1,995,000	1,995,000
Federal Home Loan Bank Discount Notes
3.63%, 07/01/26	7,500,000	7,500,000
3.45%, 07/08/26	31,450,000	31,428,561
3.49%, 07/10/26	7,040,000	7,033,861
3.47%, 07/13/26	7,180,000	7,171,587
3.51%, 07/17/26	10,415,000	10,398,716
3.63%, 07/29/26	12,500,000	12,464,718
3.54%, 07/31/26	9,300,000	9,272,484
3.53%, 08/05/26	10,600,000	10,563,467
3.52%, 08/21/26	900,000	895,490
3.52%, 08/28/26	1,200,000	1,193,162
3.48%, 09/14/26	7,500,000	7,445,391
3.57%, 11/27/26	3,060,000	3,014,533
3.57%, 12/31/26	7,740,000	7,598,948
Federal Home Loan Mortgage Corporation
(Floating, U.S. SOFR + 0.14%), 3.82%, 09/23/26†	4,400,000	4,400,000
(Floating, U.S. SOFR + 0.14%), 3.82%, 10/16/26†	3,500,000	3,500,000
	Par	Value
(Floating, U.S. SOFR + 0.12%), 3.80%, 05/05/27†	$3,300,000	$3,300,000
Federal National Mortgage Association
(Floating, U.S. SOFR + 0.12%), 3.80%, 07/29/26†	13,320,000	13,320,000
(Floating, U.S. SOFR + 0.14%), 3.82%, 08/21/26†	4,100,000	4,100,000
(Floating, U.S. SOFR + 0.14%), 3.82%, 10/23/26†	5,575,000	5,575,000
(Floating, U.S. SOFR + 0.14%), 3.82%, 11/20/26†	6,400,000	6,400,000
(Floating, U.S. SOFR + 0.14%), 3.82%, 12/11/26†	5,900,000	5,900,000
(Floating, U.S. SOFR + 0.08%), 3.76%, 01/07/28†	11,470,000	11,470,705
(Floating, U.S. SOFR + 0.09%), 3.77%, 02/02/28†	2,290,000	2,290,000
(Floating, U.S. SOFR + 0.09%), 3.77%, 03/06/28†	5,100,000	5,100,000
(Floating, U.S. SOFR + 0.09%), 3.77%, 04/06/28†	9,000,000	9,000,000
(Floating, U.S. SOFR + 0.09%), 3.77%, 05/08/28†	5,765,000	5,765,000
Total Agency Obligations (Cost $560,352,366)		560,352,366
U.S. TREASURY OBLIGATIONS — 32.7%
U.S. Treasury Bills
3.42%, 07/02/26Ω	1,690,000	1,689,836
3.47%, 07/09/26Ω	16,500,000	16,487,038
3.53%, 07/14/26Ω	6,900,000	6,891,043
3.53%, 07/21/26Ω	9,300,000	9,281,413
3.57%, 08/06/26Ω	5,046,000	5,027,844
3.43%, 08/11/26Ω	42,800,000	42,624,520
3.44%, 08/13/26Ω	30,600,000	30,472,075
3.47%, 08/20/26Ω	53,140,000	52,877,161
3.58%, 08/27/26Ω	1,900,000	1,889,095
3.56%, 09/03/26Ω	78,636,000	78,132,629
3.44%, 09/15/26Ω	9,390,000	9,318,339
3.60%, 10/01/26Ω	350,000	346,780
3.47%, 10/06/26Ω	20,270,000	20,071,470
3.56%, 10/08/26Ω	7,231,000	7,159,115
3.49%, 10/20/26Ω	9,745,000	9,634,727
3.56%, 11/12/26Ω	5,690,000	5,613,436
3.62%, 12/17/26Ω	16,700,000	16,411,498
3.78%, 12/24/26Ω	36,009,700	35,400,532
3.36%, 01/21/27Ω	26,831,600	26,316,526
3.38%, 02/18/27Ω	2,400,000	2,347,594
3.47%, 03/18/27Ω	19,800,000	19,301,645
		397,294,316
See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
U.S. Treasury Floating Rate Notes
(Floating, U.S. Treasury 3M Bill MMY + 0.21%), 3.98%, 10/31/26†	$52,515,000	$52,520,708
(Floating, U.S. Treasury 3M Bill MMY + 0.10%), 3.87%, 01/31/27†	42,465,000	42,464,465
(Floating, U.S. Treasury 3M Bill MMY + 0.16%), 3.93%, 07/31/27†	22,345,000	22,345,000
(Floating, U.S. Treasury 3M Bill MMY + 0.19%), 3.97%, 10/31/27†	18,965,000	18,972,001
(Floating, U.S. Treasury 3M Bill MMY + 0.10%), 3.87%, 01/31/28†	5,500,000	5,499,919
(Floating, U.S. Treasury 3M Bill MMY + 0.10%), 3.88%, 04/30/28†	19,747,000	19,751,816
		161,553,909
U.S. Treasury Notes
4.13%, 10/31/26	1,003,000	1,004,292
4.25%, 11/30/26	12,749,000	12,783,031
4.25%, 12/31/26	6,460,000	6,481,656
4.00%, 01/15/27	2,000,000	2,004,572
4.13%, 02/28/27	23,700,000	23,786,477
4.25%, 03/15/27	8,000,000	8,039,549
2.50%, 03/31/27	2,300,000	2,282,775
3.88%, 03/31/27	8,800,000	8,820,446
2.75%, 04/30/27	1,850,000	1,835,469
3.75%, 04/30/27	5,620,000	5,620,783
3.25%, 06/30/27	3,600,000	3,576,978
3.75%, 06/30/27	10,920,000	10,902,269
		87,138,297
Total U.S. Treasury Obligations (Cost $645,986,522)		645,986,522
REPURCHASE AGREEMENTS — 40.1%
Bank of Nova Scotia
3.64% (dated 06/30/26, due 07/01/26, repurchase price $110,011,122, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.625% to 4.625%, due 8/31/27 to 8/15/42, total market value $112,211,395)	110,000,000	110,000,000
BNP Paribas
3.64% (dated 06/30/26, due 07/01/26, repurchase price $1,000,101, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.000% to 4.125%, due 12/31/27 to 5/15/43, total market value $1,020,066)	1,000,000	1,000,000
	Par	Value

3.65% (dated 06/30/26, due 07/01/26, repurchase price $105,010,646, collateralized by Federal National Mortgage Association, Government National Mortgage Association and Federal Home Loan Mortgage Corporation, 2.000% to 7.500%, due 11/1/29 to 6/1/56, total market value $107,401,459)	$105,000,000	$105,000,000
Citigroup Global Markets, Inc.
3.65% (dated 06/30/26, due 07/01/26, repurchase price $100,010,139, collateralized by Government National Mortgage Association and U.S. Treasury Notes, 3.875% to 6.700%, due 4/20/27 to 5/20/76, total market value $102,000,001)	100,000,000	100,000,000
Goldman Sachs & Co.
3.65% (dated 06/30/26, due 07/01/26, repurchase price $120,012,167, collateralized by Government National Mortgage Association, 2.000% to 6.500%, due 2/20/31 to 5/20/75, total market value $122,400,001)	120,000,000	120,000,000
Mitsubishi UFJ Securities USA, Inc.
3.65% (dated 06/30/26, due 07/01/26, repurchase price $79,008,010, collateralized by Federal National Mortgage Association, Government National Mortgage Association and Federal Home Loan Mortgage Corporation, 2.000% to 6.500%, due 9/1/26 to 6/20/56, total market value $81,369,948)	79,000,000	79,000,000
Mizuho Securities USA, Inc.
3.65% (dated 06/30/26, due 07/01/26, repurchase price $75,007,604, collateralized by U.S. Treasury Notes, 1.625% to 4.875%, due 6/30/27 to 3/31/33, total market value $76,500,051)	75,000,000	75,000,000
Natixis S.A.
3.64% (dated 06/30/26, due 07/01/26, repurchase price $100,010,111, collateralized by U.S. Treasury Notes, 0.125% to 4.375%, due 8/15/26 to 11/15/34, total market value $102,000,083)	100,000,000	100,000,000

See Notes to Financial Statements.

	Par	Value
TD Securities USA LLC
3.65% (dated 06/30/26, due 07/01/26, repurchase price $100,010,139, collateralized by Government National Mortgage Association, 3.000% to 6.000%, due 4/20/52 to 5/20/55, total market value $102,000,000)	$100,000,000	$100,000,000
Total Repurchase Agreements (Cost $790,000,000)		790,000,000
TOTAL INVESTMENTS — 101.2% (Cost $1,996,338,888)		1,996,338,888
Liabilities in Excess of Other Assets — (1.2)%		(24,202,511)
NET ASSETS — 100.0%		$1,972,136,377
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$560,352,366	$—	$560,352,366	$—
Repurchase Agreements	790,000,000	—	790,000,000	—
U.S. Treasury Obligations	645,986,522	—	645,986,522	—
Total Assets - Investments in Securities	$1,996,338,888	$ —	$1,996,338,888	$ —
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.5%
Federal Farm Credit Banks Funding Corporation
2.25%, 08/15/29	$1,000,000	$942,258
1.30%, 02/03/31	870,000	763,748
1.68%, 09/17/35	2,300,000	1,786,549
Federal Home Loan Bank
2.18%, 11/06/29	750,000	702,255
1.61%, 01/27/33	600,000	501,368
Total Agency Obligations (Cost $4,655,428)		4,696,178
ASSET-BACKED SECURITIES — 19.3%
Affirm Asset Securitization Trust, Series 2025-X2, Class A
4.45%, 10/15/30 144A	39,407	39,438
Affirm Master Trust, Series 2025-3A, Class A
4.45%, 10/16/34 144A	485,000	481,545
ALLO Issuer LLC, Series 2026-1A, Class A2
5.61%, 06/20/56 144A	100,000	101,021
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class D
4.99%, 06/15/33 144A	649,756	648,452
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class D
4.94%, 09/15/33 144A	733,447	730,614
Ally Bank/Utah, Series 2026-A, Class C
4.86%, 03/15/34 144A	1,112,651	1,111,845
American Credit Acceptance Receivables Trust, Series 2023-1, Class E
9.79%, 12/12/29 144A	1,500,000	1,525,491
American Credit Acceptance Receivables Trust, Series 2024-4, Class E
7.19%, 04/12/32 144A	1,500,000	1,537,526
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2
4.83%, 03/15/28 144A	301,946	302,208
Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class A2
4.70%, 09/22/31 144A	1,019,790	1,023,313
ARI Fleet Lease Trust, Series 2024-A, Class A2
5.30%, 11/15/32 144A	40,168	40,275
ARI Fleet Lease Trust, Series 2024-B, Class A2
5.54%, 04/15/33 144A	250,604	251,598
	Par	Value
ARI Fleet Lease Trust, Series 2025-B, Class A2
4.59%, 03/15/34 144A	$1,710,768	$1,713,994
AutoNation Finance Trust, Series 2025-1A, Class A2
4.72%, 04/10/28 144A	228,005	228,121
AutoNation Finance Trust, Series 2025-1A, Class A3
4.62%, 11/13/29 144A	34,000	34,083
AutoNation Finance Trust, Series 2026-2A, Class A3
4.56%, 06/16/31 144A	860,000	861,160
Avis Budget Rental Car Funding AESOP LLC, Series 2025-1A, Class A
4.80%, 08/20/29 144A	1,250,000	1,251,078
Bain Capital Credit CLO, Ltd., Series 2021-1A, Class AR
(Floating, CME Term SOFR 3M + 0.94%), 4.62%, 04/18/34 144A †	490,000	490,093
Bain Capital Credit CLO, Ltd., Series 2021-2A, Class A1R2
(Floating, CME Term SOFR 3M + 0.97%), 4.65%, 07/16/34 144A †	620,000	620,071
Bain Capital Credit CLO, Ltd., Series 2024-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.17%), 4.85%, 04/16/39 144A †	250,000	250,163
Barings Equipment Finance LLC, Series 2026-A, Class A3
4.08%, 07/13/33 144A	1,600,000	1,582,994
Battalion CLO XI, Ltd., Series 2017-11A, Class AR2
(Floating, CME Term SOFR 3M + 1.13%), 4.80%, 04/24/34 144A †	246,914	247,079
Bethpage Park CLO, Ltd., Series 2021-1A, Class AR
(Floating, CME Term SOFR 3M + 1.06%), 4.70%, 10/15/36 144A †	1,400,000	1,400,604
BHG Owner Loan Trust, Series 2026-1CON, Class A
4.81%, 06/17/36 144A	221,611	221,124
BHG Securitization Trust, Series 2025-2CON, Class A
4.84%, 09/17/36 144A	457,290	455,285
Birch Grove CLO 2, Ltd., Series 2021-2A, Class A1R
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.08%, 10/19/37 144A †	250,000	250,570

See Notes to Financial Statements.

	Par	Value
Blueberry Park CLO, Ltd., Series 2024-1A, Class A
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 5.03%, 10/20/37 144A †	$500,000	$501,233
BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1
(Floating, CME Term SOFR 3M + 1.34%, 1.08% Floor), 5.01%, 07/15/31 144A †	30,581	30,597
BlueMountain CLO XXIX, Ltd., Series 2020-29A, Class AR2
(Floating, CME Term SOFR 3M + 1.05%), 4.69%, 07/25/34 144A †	1,000,000	1,000,540
BofA Auto Trust, Series 2025-1A, Class A2A
4.52%, 11/22/27 144A	129,218	129,283
BSPRT Issuer LLC, Series 2024-FL11, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.26%, 07/15/39 144A †	1,300,000	1,306,161
BSPRT Issuer, Ltd., Series 2023-FL10, Class A
(Floating, CME Term SOFR 1M + 2.26%, 2.26% Floor), 5.88%, 09/15/35 144A †	281,618	281,621
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 08/15/28	1,200,000	1,197,396
CarMax Auto Owner Trust, Series 2025-1, Class A3
4.84%, 01/15/30	1,500,000	1,507,842
CarMax Auto Owner Trust, Series 2025-2, Class A2A
4.59%, 07/17/28	575,752	576,401
CarMax Auto Owner Trust, Series 2025-2, Class A3
4.48%, 03/15/30	3,456,000	3,461,396
Cars Alliance Auto Loans Germany V, Series 2024-G1V, Class A
(Floating, Euribor 1M + 0.52%), 2.73%, 01/18/36(E) †	694,572	793,898
Carvana Auto Receivables Trust, Series 2024-P4, Class A3
4.64%, 01/10/30	245,590	246,085
Carvana Auto Receivables Trust, Series 2026-P1, Class A2
4.10%, 06/11/29	400,000	399,301
Carvana Auto Receivables Trust, Series 2026-P1, Class A3
4.26%, 02/10/31	1,900,000	1,887,841
CCG Receivables Trust, Series 2025-2, Class A2
4.14%, 08/15/34 144A	644,863	643,648
CCG Receivables Trust, Series 2026-1, Class A2
4.45%, 01/17/34 144A	280,000	280,173
Chase Auto Owner Trust, Series 2024-3A, Class A3
5.22%, 07/25/29 144A	206,705	207,802
	Par	Value
Chase Auto Owner Trust, Series 2024-5A, Class A3
4.18%, 08/27/29 144A	$1,776,505	$1,775,333
Chesapeake Funding II LLC, Series 2024-1A, Class A1
5.52%, 05/15/36 144A	164,368	165,407
CIFC Funding, Ltd., Series 2020-3A, Class A1R2
(Floating, CME Term SOFR 3M + 1.21%), 4.89%, 10/20/38 144A †	250,000	250,250
CIFC Funding, Ltd., Series 2021-4A, Class BR
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 5.32%, 07/23/37 144A †	250,000	250,964
Citizens Auto Receivables Trust, Series 2023-1, Class A4
5.78%, 10/15/30 144A	3,000,000	3,019,279
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor), 4.56%, 06/25/52 144A †	108,478	107,811
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	57,716	52,871
College Ave Student Loans LLC, Series 2023-A, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.90%, 1.90% Floor), 5.53%, 05/25/55 144A †	353,273	359,546
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A21
4.90%, 02/25/56 144A	156,000	154,283
CQS U.S. CLO, Ltd., Series 2025-4A, Class B
(Floating, CME Term SOFR 3M + 1.90%), 5.58%, 07/20/36 144A †	330,000	330,897
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A
4.50%, 11/15/35 144A	590,000	587,418
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A
4.65%, 04/15/36 144A	590,000	590,162
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.22% on 4/25/35), 6.22%, 09/25/36 STEP	210,233	58,416
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.30%, 12/25/34†	375,875	368,996
Dell Equipment Finance Trust, Series 2025-1, Class A2
4.68%, 07/22/27 144A	561,863	562,614
Dell Equipment Finance Trust, Series 2025-1, Class A3
4.61%, 02/24/31 144A	215,000	215,718
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Dell Equipment Finance Trust, Series 2025-2, Class A3
4.12%, 03/24/31 144A	$1,400,000	$1,394,220
Diameter Capital CLO 5, Ltd., Series 2023-5A, Class A1R
(Floating, CME Term SOFR 3M + 1.24%), 4.91%, 01/15/39 144A †	250,000	250,250
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,624,355
Diamond Issuer LLC, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,705,936
Drive Auto Receivables Trust, Series 2025-2, Class A3
4.14%, 09/15/32	540,000	539,215
Drive Auto Receivables Trust, Series 2025-2, Class D
4.90%, 12/15/32	1,400,000	1,387,794
Drive Auto Receivables Trust, Series 2025-S1, Class R1
6.04%, 06/16/29 144A	658,144	661,128
Dryden CLO 76, Ltd., Series 2019-76A, Class A1R2
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.04%, 10/15/37 144A †	250,000	250,553
ECMC Group Student Loan Trust, Series 2026-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.93%), 4.58%, 05/25/76 144A †	1,170,000	1,163,030
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	41,967	41,517
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	32,014	29,999
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	614,767	546,813
ELFI Graduate Loan Program LLC, Series 2022-A, Class A
4.51%, 08/26/47 144A	274,190	267,536
ELFI Graduate Loan Program LLC, Series 2023-A, Class A
6.37%, 02/04/48 144A	343,820	351,463
Elmwood CLO 30, Ltd., Series 2024-6A, Class A
(Floating, CME Term SOFR 3M + 1.43%, 1.43% Floor), 5.11%, 07/17/37 144A †	685,000	686,679
Enterprise Fleet Financing LLC, Series 2024-1, Class A3
5.16%, 09/20/30 144A	50,000	50,440
	Par	Value
Enterprise Fleet Financing LLC, Series 2024-3, Class A4
5.06%, 03/20/31 144A	$51,000	$51,433
Enterprise Fleet Financing LLC, Series 2024-4, Class A3
4.56%, 11/20/28 144A	149,000	149,337
Enterprise Fleet Financing LLC, Series 2025-1, Class A3
4.82%, 02/20/29 144A	1,000,000	1,005,069
Enterprise Fleet Financing LLC, Series 2025-2, Class A2
4.51%, 02/22/28 144A	946,678	947,737
Enterprise Fleet Financing LLC, Series 2025-2, Class A3
4.41%, 06/20/29 144A	220,000	219,752
Enterprise Fleet Financing LLC, Series 2025-3, Class A3
4.46%, 09/20/29 144A	1,146,000	1,143,612
Enterprise Fleet Financing LLC, Series 2025-4, Class A2
4.05%, 08/20/28 144A	1,100,000	1,097,487
Evergreen Credit Card Trust, Series 2025-1A, Class A
(Floating, U.S. SOFR + 0.59%), 4.24%, 10/15/29 144A †	1,300,000	1,304,343
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3
4.78%, 07/16/29	1,210,855	1,212,978
Exeter Automobile Receivables Trust, Series 2026-3A, Class D
5.44%, 10/15/32	600,000	601,340
FACT SA, Series 2024-1, Class A
(Floating, Euribor 1M + 0.65%), 2.94%, 09/22/31(E) †	537,799	615,638
Firstlight Issuer LLC, Series 2026-1A, Class A2
5.87%, 06/20/56 144A	50,000	49,963
Flexential Issuer LLC, Series 2025-1A, Class A2
6.03%, 10/25/60 144A	800,000	797,611
Ford Auto Securitization Trust, Series 2024-AA, Class A2
5.05%, 07/15/28(C) 144A	825,267	586,177
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.85%, 08/15/35 144A	1,198,000	1,206,352
Ford Credit Auto Owner Trust, Series 2023-2, Class A
5.28%, 02/15/36 144A	2,000,000	2,034,083
Ford Credit Auto Owner Trust, Series 2025-2, Class A
Already stepped, no disclosure, 4.37%, 02/15/38 144A STEP	490,000	486,188
Foundation Finance Trust, Series 2024-1A, Class A
5.50%, 12/15/49 144A	156,544	158,188

See Notes to Financial Statements.

	Par	Value
Foundation Finance Trust, Series 2025-1A, Class A
4.95%, 04/15/50 144A	$174,704	$174,384
FS Rialto Issuer LLC, Series 2026-FL11, Class A
(Floating, CME Term SOFR 1M + 1.45%), 5.09%, 01/19/44 144A †	244,000	244,214
FS RIALTO, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.58%, 1.33% Floor), 5.22%, 05/16/38 144A †	41,765	41,697
GLS Auto Receivables Issuer Trust, Series 2026-2A, Class D
5.38%, 01/15/32 144A	1,000,000	1,000,115
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2
4.71%, 04/15/30 144A	323,216	323,937
GM Financial Consumer Automobile Receivables Trust, Series 2025-2, Class A2A
4.40%, 02/16/28	332,229	332,438
GM Financial Consumer Automobile Receivables Trust, Series 2025-4, Class A3
3.84%, 02/18/31	386,000	382,351
GM Financial Revolving Receivables Trust, Series 2024-1, Class A
4.98%, 12/11/36 144A	214,000	216,872
GM Financial Revolving Receivables Trust, Series 2024-2, Class A
4.52%, 03/11/37 144A	150,000	150,038
GMF Canada Leasing Trust Asset-Backed Notes, Series 2026-1A, Class A2
3.29%, 01/22/29(C) 144A	3,200,000	2,275,943
Golden Credit Card Trust, Series 2022-1A, Class A
1.97%, 01/15/29 144A	2,000,000	1,975,276
Goldentree Loan Management U.S. CLO 8, Ltd., Series 2020-8A, Class ARR
(Floating, CME Term SOFR 3M + 1.15%, 1.15% Floor), 4.83%, 10/20/34 144A †	250,000	250,201
Golub Capital Partners CLO, Ltd., Series 2019-41A, Class AR2
(Floating, CME Term SOFR 3M + 1.33%), 5.01%, 07/20/38 144A †	250,000	250,606
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	28,445	24,785
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A2
5.28%, 03/15/27 144A	24,848	24,883
GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A4
4.89%, 06/25/60 144A	61,700	61,508
	Par	Value
Honda Auto Receivables Owner Trust, Series 2025-2, Class A2A
4.30%, 01/18/28	$579,102	$579,441
Hotwire Funding LLC, Series 2024-1A, Class C
9.19%, 06/20/54 144A	800,000	826,841
HPEFS Equipment Trust, Series 2025-2A, Class A1
4.15%, 10/20/26 144A	22,701	22,704
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A
4.01%, 10/15/30 144A	2,100,000	2,076,451
Iskandar Enterprise LLC, Series 2026-1A, Class A21
5.05%, 04/17/56 144A	125,000	124,418
KKR CLO, Ltd., Series 2025-59A, Class A1
(Floating, CME Term SOFR 3M + 1.24%), 4.92%, 01/15/39 144A †	385,000	385,381
KKR CLO, Ltd., Series 21, Class A
(Floating, CME Term SOFR 3M + 1.26%), 4.93%, 04/15/31 144A †	26,181	26,194
KKR CLO, Ltd., Series 28A, Class AR2
(Floating, CME Term SOFR 3M + 1.12%), 4.80%, 02/09/35 144A †	900,000	900,151
Kubota Credit Owner Trust, Series 2025-2A, Class A3
4.42%, 09/17/29 144A	2,000,000	2,000,399
LAD Auto Receivables Trust, Series 2026-1A, Class A3
3.92%, 04/15/31 144A	2,700,000	2,667,725
Lendmark Funding Trust, Series 2025-1A, Class A
4.94%, 09/20/34 144A	1,270,000	1,272,770
LMDV Issuer Co. LLC, Series 2025-1A, Class A2
5.31%, 12/15/55 144A	1,000,000	999,749
LMDV Issuer Co. LLC, Series 2026-1A, Class A2
5.38%, 07/17/56 144A †††	80,000	80,145
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2
5.60%, 09/20/65 144A	92,612	93,077
M&T Bank Auto Receivables Trust, Series 2024-1A, Class A3
5.22%, 02/17/32 144A	487,491	490,656
M&T Bank RV Trust, Series 2026-1A, Class A
4.35%, 01/15/46 144A	129,943	128,280
M&T Equipment Notes, Series 2025-1A, Class A2
4.70%, 12/16/27 144A	38,550	38,620
M&T Equipment Notes, Series 2025-1A, Class A3
4.78%, 09/17/29 144A	1,000,000	1,003,997
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A1R
(Floating, CME Term SOFR 3M + 1.36%, 1.36% Floor), 5.04%, 07/16/37 144A †	$250,000	$250,523
Madison Park Funding XXXIII, Ltd., Series 2019-33A, Class AR2
(Floating, CME Term SOFR 3M + 1.03%), 4.67%, 10/15/32 144A †	1,400,000	1,400,635
Mariner Finance Issuance Trust, Series 2025-AA, Class B
0.00%, 05/20/38 144A	760,000	763,250
Mariner Finance Issuance Trust, Series 2026-AA, Class A
5.01%, 05/20/39 144A	1,010,000	1,010,984
MetroNet Infrastructure Issuer LLC, Series 2026-1A, Class A2
5.27%, 04/20/56 144A	1,500,000	1,506,413
MF1 LLC, Series 2026-FL21, Class A
(Floating, CME Term SOFR 1M + 1.35%), 4.99%, 02/18/41 144A †	455,000	455,405
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 07/14/31 144A	134,685	135,678
Monroe Capital MML CLO XV LLC, Series 2023-1A, Class AR
(Floating, CME Term SOFR 3M + 1.27%), 4.94%, 09/23/35 144A †	570,000	569,725
Mtp Abs Funding LLC
5.20%, 04/25/56 144A	47,000	46,949
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	159,716	154,964
Navient Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 1.01%), 4.64%, 11/15/68 144A †	26,619	26,580
Navient Private Education Refinancing Loan Trust, Series 2018-DA, Class A2A
4.00%, 12/15/59 144A	88,994	88,456
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	28,216	27,997
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, CME Term SOFR 1M + 1.03%), 4.66%, 05/15/68 144A †	64,907	64,936
Navient Private Education Refinancing Loan Trust, Series 2019-GA, Class A
2.40%, 10/15/68 144A	60,692	59,061
	Par	Value
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	$232,776	$221,935
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	106,404	100,396
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	153,313	145,569
Navient Private Education Refinancing Loan Trust, Series 2020-IA, Class A1B
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 4.74%, 04/15/69 144A †	670,638	667,810
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	21,634	19,797
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	177,968	161,507
Navient Refinance Loan Trust, Series 2025-C, Class A
4.80%, 10/15/55 144A	403,239	401,579
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 4.54%, 07/26/66 144A †	437,303	436,171
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	68,229	67,291
Navient Student Loan Trust, Series 2019-BA, Class A2B
(Floating, CME Term SOFR 1M + 1.09%), 4.72%, 12/15/59 144A †	59,482	59,414
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 4.54%, 09/25/65 144A †	236,202	236,519
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	223,674	211,842
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	211,367	200,744
Nelnet Student Loan Trust, Series 2025-1A, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.75%), 4.38%, 10/25/33 144A †	282,708	282,767

See Notes to Financial Statements.

	Par	Value
Nelnet Student Loan Trust, Series 2025-AA, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.10%), 4.69%, 03/15/57 144A †	$229,947	$229,212
Nelnet Student Loan Trust, Series 2025-BA, Class A1A
4.84%, 05/17/55 144A	825,511	819,997
Nelnet Student Loan Trust, Series 2025-BA, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.35%), 4.94%, 05/17/55 144A †	297,184	298,374
Nelnet Student Loan Trust, Series 2025-CA, Class A1A
4.67%, 06/22/65 144A	837,871	820,940
Nelnet Student Loan Trust, Series 2025-CA, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.35%), 4.96%, 06/22/65 144A †	393,799	394,881
Nelnet Student Loan Trust, Series 2026-A, Class A1A
4.61%, 02/21/61 144A	451,337	443,575
Nelnet Student Loan Trust, Series 2026-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.30%), 4.91%, 02/21/61 144A †	90,267	90,398
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2
4.23%, 10/15/30 144A	890,000	882,691
Nissan Auto Lease Trust, Series 2026-A, Class A2B
(Floating, U.S. 30-Day Average SOFR + 0.45%), 4.04%, 05/15/28†	1,500,000	1,502,098
NMEF Funding LLC, Series 2025-B, Class A2
4.64%, 01/18/33 144A	405,674	406,077
OCP Aegis CLO, Ltd., Series 2024-39A, Class AR
(Floating, CME Term SOFR 3M + 1.09%), 4.77%, 04/16/38 144A †	250,000	249,950
OCP CLO, Ltd., Series 2020-8RA, Class AR2
(Floating, CME Term SOFR 3M + 1.22%), 4.90%, 10/17/38 144A †	355,000	355,365
OHA Credit Funding 3, Ltd., Series 2019-3A, Class AR2
(Floating, CME Term SOFR 3M + 1.32%), 5.00%, 01/20/38 144A †	250,000	250,459
OHA Credit Partners XVI, Series 2021-16A, Class AR
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 5.03%, 10/18/37 144A †	330,000	330,808
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A
5.41%, 11/14/29 144A	2,228,926	2,238,798
	Par	Value
OneMain Direct Auto Receivables Trust, Series 2026-1A, Class A
4.49%, 12/14/33 144A	$1,800,000	$1,784,403
OneMain Financial Issuance Trust, Series 2025-1A, Class A
4.82%, 07/14/38 144A	1,900,000	1,901,967
Oportun Issuance Trust, Series 2025-B, Class A
4.88%, 05/09/33 144A	880,000	879,554
Oportun Issuance Trust, Series 2025-C, Class A
4.49%, 07/08/33 144A	1,280,000	1,273,877
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A
3.60%, 10/25/40 144A	444,000	427,499
Palmer Square CLO, Ltd., Series 2024-2A, Class A1
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.08%, 07/20/37 144A †	250,000	250,559
Palmer Square Loan Funding, Ltd., Series 2025-3A, Class A1
(Floating, CME Term SOFR 3M + 0.95%), 4.66%, 01/15/34 144A †	370,000	370,013
Palmer Square Loan Funding, Ltd., Series 2026-1A, Class A1
(Floating, CME Term SOFR 3M + 1.00%), 4.69%, 07/15/34 144A †	390,000	390,063
Park Blue CLO, Ltd., Series 2024-5A, Class A1
(Floating, CME Term SOFR 3M + 1.48%, 1.48% Floor), 5.15%, 07/25/37 144A †	325,000	325,829
PFS Financing Corporation, Series 2024-D, Class A
5.34%, 04/15/29 144A	160,000	161,286
PFS Financing Corporation, Series 2025-B, Class A
4.85%, 02/15/30 144A	456,000	458,620
PFS Financing Corporation, Series 2025-D, Class A
4.47%, 05/15/30 144A	1,270,000	1,268,955
PFS Financing Corporation, Series 2026-D, Class A
4.49%, 05/15/31 144A	193,000	192,451
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II
5.65%, 12/06/55 144A	79,800	79,374
Point Broadband Funding LLC, Series 2025-1A, Class A2
5.34%, 07/20/55 144A	69,000	68,719
Post Road Equipment Finance LLC, Series 2025-1A, Class A2
4.90%, 05/15/31 144A	414,334	415,982
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, CME Term SOFR 1M + 1.36%), 5.01%, 07/25/51 144A †	23,960	23,925
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	$124,231	$117,278
QTS Issuer ABS I LLC, Series 2025-1A, Class A2
5.44%, 05/25/55 144A	730,000	724,797
QTS Issuer ABS II LLC, Series 2025-1A, Class A2
5.04%, 10/05/55 144A	266,000	260,721
QTS Issuer ABS II LLC, Series 2026-4A, Class A2
5.70%, 03/05/56 144A	213,000	212,802
QTS Issuer ABS II LLC, Series 2026-6A, Class A21
5.34%, 07/05/56 144A	97,000	96,999
RCKT Mortgage Trust, Series 2024-CES1, Class A1A
6.03%, 02/25/44 144A	132,382	132,725
RCKT Mortgage Trust, Series 2025-CES10, Class A1A
(Step to 5.89% on 11/25/29), 4.89%, 11/01/55 144A STEP	1,156,068	1,143,510
RCKT Mortgage Trust, Series 2025-CES2, Class A1A
(Step to 6.50% on 3/25/29), 5.50%, 02/25/55 144A STEP	647,746	649,617
RCKT Mortgage Trust, Series 2025-CES5, Class A1A
(Step to 6.69% on 6/25/29), 5.69%, 05/25/55 144A STEP	920,886	925,039
RCKT Mortgage Trust, Series 2025-CES6, Class A1A
(Step to 6.47% on 7/25/29), 5.47%, 06/25/55 144A STEP	338,937	339,437
RCKT Mortgage Trust, Series 2025-CES7, Class A1A
(Step to 6.38% on 8/25/29), 5.38%, 07/25/55 144A STEP	709,689	710,299
RCKT Mortgage Trust, Series 2025-CES9, Class A1A
(Step to 5.80% on 10/25/29), 4.80%, 09/25/55 144A STEP	557,956	551,750
RCKT Mortgage Trust, Series 2026-CES1, Class A1A
(Step to 5.83% on 2/25/30), 4.83%, 01/25/56 144A STEP	1,194,395	1,179,997
Regatta XI Funding, Ltd., Series 2018-1A, Class AR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.05%, 07/17/37†	600,000	600,144
Regional Management Issuance Trust, Series 2024-1, Class A
5.83%, 07/15/36 144A	103,000	104,050
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	100,000	100,155
Regional Management Issuance Trust, Series 2025-1, Class A
4.99%, 04/17/34 144A	1,310,000	1,311,957
	Par	Value
Republic Finance Issuance Trust, Series 2025-A, Class A
4.59%, 11/20/34 144A	$970,000	$961,796
Republic Finance Issuance Trust, Series 2026-A, Class A
4.82%, 06/20/39 144A	165,000	164,187
RR 20, Ltd., Series 2022-20A, Class A1R
(Floating, CME Term SOFR 3M + 0.99%), 4.66%, 07/15/37 144A †	690,000	690,182
RR 21, Ltd., Series 2022-21A, Class A1AR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.07%, 07/15/39 144A †	250,000	250,550
Sagard-Halseypoint CLO 10, Ltd., Series 2025-10A, Class A1
(Floating, CME Term SOFR 3M + 1.35%), 5.03%, 10/20/38 144A †	250,000	250,627
SAIF Securitization Trust, Series 2026-CES1, Class A1A
(Step to 6.40% on 4/25/30), 5.40%, 02/25/56 144A STEP	115,535	115,038
Santander Drive Auto Receivables Trust, Series 2026-1, Class A3
3.93%, 07/15/30	3,050,000	3,023,325
SBNA Auto Lease Trust, Series 2024-C, Class A3
4.56%, 02/22/28 144A	400,186	400,602
SBNA Auto Lease Trust, Series 2025-A, Class A3
4.83%, 04/20/28 144A	758,752	760,359
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3
5.33%, 11/20/29 144A	2,014,119	2,026,835
SFS Auto Receivables Securitization Trust, Series 2026-1A, Class A2A
3.91%, 08/20/29 144A	200,000	199,488
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A1R2
(Floating, CME Term SOFR 3M + 1.23%), 4.86%, 04/25/37 144A †	250,000	250,250
Signal Peak CLO 8, Ltd., Series 2020-8A, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 5.07%, 10/20/37 144A †	1,000,000	1,002,067
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, CME Term SOFR 3M + 0.66%), 4.33%, 06/15/33†	19,707	19,688
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, CME Term SOFR 3M + 0.50%), 4.17%, 12/16/41†	57,459	56,774

See Notes to Financial Statements.

	Par	Value
SLM Private Education Loan Trust, Series 2010-C, Class A5
(Floating, CME Term SOFR 1M + 4.86%), 8.49%, 10/15/41 144A †	$48,049	$49,883
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, CME Term SOFR 1M + 0.83%), 4.46%, 01/15/37 144A †	34,904	34,891
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	207,773	202,257
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 0.94%), 4.57%, 09/15/37 144A †	20,777	20,760
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, CME Term SOFR 1M + 0.96%), 4.61%, 09/15/54 144A †	735,869	734,290
SMB Private Education Loan Trust, Series 2021-A, Class APL
5.45%, 01/15/53 144A † γ	294,432	292,157
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	32,988	32,010
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	370,864	350,794
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.34%, 03/17/53 144A	245,903	232,323
SMB Private Education Loan Trust, Series 2022-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 5.39%, 10/15/58 144A †	462,533	466,717
SMB Private Education Loan Trust, Series 2023-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 5.09%, 01/15/53 144A †	202,545	203,534
SMB Private Education Loan Trust, Series 2023-C, Class A1A
5.67%, 11/15/52 144A	106,029	107,026
SMB Private Education Loan Trust, Series 2024-A, Class A1A
5.24%, 03/15/56 144A	210,426	211,613
SMB Private Education Loan Trust, Series 2024-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 5.04%, 03/15/56 144A †	701,420	706,862
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	286,372	289,142
	Par	Value
SMB Private Education Loan Trust, Series 2024-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor), 4.69%, 07/05/53 144A †	$277,123	$276,974
SMB Private Education Loan Trust, Series 2024-E, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.35%), 4.94%, 10/16/56 144A †	730,708	737,347
SMB Private Education Loan Trust, Series 2024-F, Class A1A
5.06%, 03/16/54 144A	300,237	300,491
SMB Private Education Loan Trust, Series 2026-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.10%), 4.69%, 12/15/53 144A †	673,396	674,443
SMB Private Education Loan Trust, Series 2026-B, Class A1A
5.03%, 03/15/56 144A	1,338,423	1,330,002
SoFi Consumer Loan Program Trust, Series 2025-1, Class A
4.80%, 02/27/34 144A	238,531	238,907
SoFi Consumer Loan Program Trust, Series 2025-2, Class A
4.82%, 06/25/34 144A	200,984	201,288
Sofi Consumer Loan Program Trust, Series 2026-B, Class A
4.40%, 02/25/36 144A	493,265	492,360
SoFi Personal Loan Trust, Series 2024-1A, Class A
6.06%, 02/12/31 144A	28,835	28,876
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	21,290	20,991
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	9,138	9,111
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	119,386	115,322
SoFi Professional Loan Program Trust, Series 2021-A, Class AFX
1.03%, 08/17/43 144A	90,369	79,084
Sound Point Clo XXXI, Ltd., Series 2021-3A, Class AR
(Floating, CME Term SOFR 3M + 1.07%), 4.69%, 10/25/34 144A †	1,400,000	1,400,473
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2
5.00%, 03/25/56 144A	720,000	698,598
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A3
4.27%, 01/22/29 144A	900,000	898,906
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
STORE Master Funding LLC, Series 2025-1A, Class A1
4.76%, 10/20/55 144A	$468,238	$459,677
Summit Issuer LLC, Series 2025-1A, Class A2
5.21%, 11/20/55 144A	171,000	170,225
Switch ABS Issuer LLC, Series 2026-1A, Class A21
5.61%, 03/27/56 144A	1,350,000	1,357,127
Synchrony Card Issuance Trust, Series 2025-A1, Class A
4.78%, 02/15/31	1,500,000	1,508,216
Towd Point Mortgage Trust, Series 2026-CES2, Class A1A
(Step to 5.72% on 3/25/30), 4.72%, 02/25/66 144A STEP	620,606	612,305
Towd Point Mortgage Trust, Series 2026-CES3, Class A1
(Step to 6.30% on 7/20/30), 5.30%, 06/20/66 144A STEP	1,400,000	1,405,090
Trafigura Securitisation Finance PLC, Series 2026-1A, Class A
5.12%, 12/15/29 144A	1,700,000	1,699,386
TRESTLES CLO, Ltd., Series 2017-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.46%, 1.46% Floor), 5.13%, 07/25/37 144A †	250,000	250,728
Trillium Credit Card Trust II, Series 2025-1A, Class A
(Floating, U.S. SOFR + 0.59%), 4.25%, 09/26/30 144A †	900,000	901,471
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2
(Floating, CME Term SOFR 3M + 1.05%), 4.72%, 04/25/33 144A †	313,312	313,458
United Airlines Pass-Through Trust, Series 2014-2, Class A
3.75%, 09/03/26	209,297	209,176
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	46,673	47,249
UPX HIL Issuer Trust, Series 2025-1, Class A
5.16%, 01/25/47 144A	88,001	87,353
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2
5.24%, 11/15/55 144A	616,000	599,246
VB-S1 Issuer LLC, Series 2024-1A, Class F
8.87%, 05/15/54 144A	300,000	307,497
VB-S1 Issuer LLC, Series 2026-1A, Class C2
4.69%, 03/15/56 144A	750,000	733,758
Verizon Master Trust, Series 2024-2, Class A
4.83%, 12/22/31 144A	113,000	114,084
Verizon Master Trust, Series 2025-4, Class A
4.76%, 03/21/33 144A	1,310,000	1,322,700
	Par	Value
Veros Auto Receivables Trust, Series 2025-1, Class A
5.31%, 09/15/28 144A	$383,003	$383,848
Vibrant CLO XVI, Ltd., Series 2023-16A, Class A1A2
(Floating, CME Term SOFR 3M + 1.25%), 4.92%, 07/15/36 144A †	1,100,000	1,101,521
Wellfleet CLO, Ltd., Series 2020-1A, Class A1RR
(Floating, CME Term SOFR 3M + 0.99%), 4.66%, 04/15/33 144A †	195,606	195,802
Westlake Automobile Receivables Trust, Series 2024-1A, Class B
5.55%, 11/15/27 144A	131,835	131,923
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3
4.22%, 06/15/29 144A	850,000	849,120
Westlake Automobile Receivables Trust, Series 2026-2A, Class D
5.25%, 03/15/32 144A	1,400,000	1,399,580
Wheels Fleet Lease Funding 1 LLC, Series 2025-3A, Class A1
4.08%, 09/18/40 144A	2,100,000	2,085,287
Wind River CLO, Ltd., Series 2022-1A, Class ARR
(Floating, CME Term SOFR 3M + 1.15%), 4.81%, 07/20/35 144A †	800,000	800,168
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,034,250	1,005,215
World Omni Auto Receivables Trust, Class 2026-A, Class A3
3.86%, 05/15/31	2,900,000	2,865,603
Zayo Issuer LLC, Series 2026-1A, Class A2
5.55%, 04/20/56 144A	340,000	340,999
Total Asset-Backed Securities (Cost $170,783,325)		170,155,276
CORPORATE BONDS — 29.1%
AAR Escrow Issuer LLC
6.75%, 03/15/29 144A	245,000	250,505
AES Corporation (The)
5.20%, 07/15/29	275,000	276,614
AGCO Corporation
5.45%, 03/21/27	310,000	311,777
Airbnb, Inc.
4.40%, 03/16/29	300,000	298,520
Albertsons Cos., Inc.
5.50%, 03/31/31 144A	155,000	151,643
5.63%, 03/31/32 144A	155,000	149,939
Alliant Energy Finance LLC
5.40%, 06/06/27 144A	380,000	382,643
Allison Transmission, Inc.
4.75%, 10/01/27 144A	590,000	588,868

See Notes to Financial Statements.

	Par	Value
Ally Financial, Inc.
(Variable, U.S. SOFR Index + 1.96%), 5.74%, 05/15/29^	$265,000	$268,735
Alphabet, Inc.
3.70%, 02/15/29	288,000	283,364
4.10%, 02/15/31Δ	124,000	121,869
Amazon.com, Inc.
4.00%, 03/13/29	1,700,000	1,682,077
American Airlines, Inc.
5.75%, 04/20/29 144A	260,000	260,658
American Express Co.
(Variable, U.S. SOFR + 1.26%), 4.73%, 04/25/29^	1,715,000	1,719,857
(Variable, U.S. SOFR + 0.81%), 4.35%, 07/20/29^	1,100,000	1,094,523
(Variable, U.S. SOFR + 0.81%), 4.44%, 05/03/30^	200,000	198,795
(Variable, U.S. SOFR + 0.87%), 4.46%, 02/10/32Δ ^	550,000	542,027
American Honda Finance Corporation
(Floating, U.S. SOFR + 0.62%), 4.30%, 12/11/26†	1,400,000	1,401,060
(Floating, U.S. SOFR + 0.73%), 4.41%, 03/08/27† Δ	200,000	200,325
4.15%, 01/08/29	255,000	252,015
American National Global Funding
5.00%, 06/22/29 144A	850,000	847,517
5.55%, 01/28/30 144A	650,000	660,380
5.25%, 06/03/30 144A	440,000	440,612
American Tower Corporation REIT
1.45%, 09/15/26	600,000	596,567
3.55%, 07/15/27	158,000	156,652
5.20%, 02/15/29	98,000	99,299
5.00%, 01/31/30	630,000	635,094
4.90%, 03/15/30	355,000	356,729
2.10%, 06/15/30	380,000	343,624
AmeriGas Partners LP/AmeriGas Finance Corporation
6.88%, 06/01/31 144A	210,000	212,756
Amgen, Inc.
4.05%, 08/18/29	151,000	148,729
4.20%, 02/19/31Δ	179,000	175,573
Amrize Finance U.S. LLC
4.60%, 04/07/27	1,695,000	1,697,359
4.70%, 04/07/28	990,000	991,766
Antero Resources Corporation
5.38%, 03/01/30 144A	1,055,000	1,063,062
AppLovin Corporation
5.13%, 12/01/29	799,000	805,774
Arbor Realty SR, Inc.
8.50%, 12/15/28 144A Δ	380,000	374,938
7.88%, 07/15/30 144A Δ	890,000	838,048
Ares Capital Corporation
5.55%, 01/15/30	525,000	522,197
Ares Strategic Income Fund
5.45%, 09/09/28Δ	1,120,000	1,109,211
Arrow Electronics, Inc.
5.15%, 08/21/29	700,000	707,177
	Par	Value
AS Mileage Plan IP, Ltd.
5.02%, 10/20/29 144A	$380,000	$376,974
Asbury Automotive Group, Inc.
4.63%, 11/15/29 144A Δ	105,000	102,310
Ashtead Capital, Inc.
4.25%, 11/01/29 144A Δ	685,000	671,161
AT&T, Inc.
2.30%, 06/01/27	372,000	364,839
Athene Global Funding
5.52%, 03/25/27 144A	2,000,000	2,011,688
4.83%, 05/09/28 144A	670,000	668,654
5.13%, 06/01/29 144A Δ	470,000	471,007
5.53%, 07/11/31 144A	660,000	666,290
5.32%, 11/13/31 144A	670,000	668,723
Augusta SpinCo Corporation
4.32%, 09/23/27Δ	740,000	738,370
Aviation Capital Group LLC
1.95%, 09/20/26 144A	120,000	119,354
4.75%, 04/14/27 144A	305,000	305,387
4.25%, 04/30/29 144A	330,000	324,686
Axon Enterprise, Inc.
6.13%, 03/15/30 144A Δ	885,000	904,878
Azorra Finance, Ltd.
7.25%, 01/15/31 144A	185,000	190,237
Ball Corporation
6.00%, 06/15/29	465,000	473,067
Bank of America Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ Δ ^	680,000	677,781
(Variable, U.S. SOFR + 2.04%), 4.95%, 07/22/28^	655,000	657,772
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	23,000	22,619
(Variable, U.S. SOFR + 0.83%), 4.98%, 01/24/29^	1,240,000	1,246,974
(Variable, U.S. SOFR + 1.11%), 4.62%, 05/09/29^	1,345,000	1,344,662
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	655,000	581,322
(Variable, U.S. SOFR + 0.87%), 4.46%, 02/06/32^	438,000	430,392
(Variable, U.S. SOFR + 1.32%), 2.69%, 04/22/32^	237,000	214,726
(Variable, U.S. SOFR + 1.04%), 4.70%, 04/23/32^	140,000	138,852
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32^	290,000	258,188
Bank of New York Mellon (The)
(Variable, U.S. SOFR + 1.14%), 4.73%, 04/20/29^	440,000	441,948
Bank of New York Mellon Corporation (The)
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 02/07/28^	670,000	667,008
Big River Steel LLC
6.63%, 01/31/29 144A	260,000	260,501
Blackstone Private Credit Fund
3.25%, 03/15/27	700,000	691,426
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Blackstone Secured Lending Fund
5.25%, 09/04/29	$355,000	$349,440
Blue Owl Credit Income Corporation
7.95%, 06/13/28	285,000	294,836
Blue Owl Technology Finance Corporation
6.75%, 04/04/29Δ	1,325,000	1,331,666
BMW U.S. Capital LLC
4.15%, 08/11/27 144A	270,000	269,259
(Floating, U.S. SOFR + 0.71%), 4.36%, 08/11/27 144A †	1,900,000	1,905,942
4.30%, 03/17/28 144A	545,000	542,611
5.05%, 03/21/30 144A	655,000	659,983
Boeing Co. (The)
6.30%, 05/01/29	140,000	145,772
5.15%, 05/01/30	120,000	121,485
Brandywine Operating Partnership LP REIT
6.13%, 01/15/31Δ	560,000	535,694
Brink's Co. (The)
6.50%, 06/15/29 144A	125,000	127,595
Broadcom, Inc.
4.20%, 10/15/30	70,000	68,633
4.15%, 11/15/30	43,000	42,104
4.30%, 01/15/31Δ	300,000	295,179
2.45%, 02/15/31	330,000	298,644
Brown & Brown, Inc.
4.70%, 06/23/28	245,000	244,983
Bunge, Ltd. Finance Corporation
4.20%, 09/17/29Δ	860,000	849,935
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.44%), 7.15%, 10/29/27^	930,000	937,484
(Variable, U.S. SOFR + 2.64%), 6.31%, 06/08/29^	304,000	312,671
(Variable, U.S. SOFR + 1.91%), 5.70%, 02/01/30^	108,000	110,258
(Variable, U.S. SOFR + 1.79%), 3.27%, 03/01/30^	705,000	679,033
(Variable, U.S. SOFR + 1.25%), 4.49%, 09/11/31^	75,000	73,613
Carnival Corporation, Ltd.
4.00%, 08/01/28 144A	785,000	770,866
5.13%, 05/01/29 144A	210,000	209,776
5.75%, 03/15/30 144A	260,000	263,331
Caterpillar Financial Services Corporation
4.30%, 05/15/29	630,000	627,804
Caturus Energy LLC
7.13%, 05/15/31 144A	135,000	133,735
CCO Holdings LLC
5.13%, 05/01/27 144A	408,000	407,384
Celanese U.S. Holdings LLC
7.35%, 11/15/28	29,000	30,223
Chart Industries, Inc.
7.50%, 01/01/30 144A	125,000	129,211
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	1,100,000	1,102,860
	Par	Value
3.70%, 11/15/29	$331,000	$320,151
Cheniere Energy Partners LP
4.50%, 10/01/29	516,000	512,692
4.00%, 03/01/31	610,000	587,073
Citadel Finance LLC
4.75%, 02/14/29 144A	250,000	246,139
Citibank NA
4.58%, 05/29/27	314,000	314,722
(Variable, U.S. SOFR + 0.60%), 4.55%, 06/18/29^	980,000	979,094
(Variable, U.S. SOFR + 0.91%), 4.85%, 06/18/32^	250,000	249,876
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 1.82%), 3.89%, 01/10/28^	850,000	847,191
(Variable, U.S. SOFR + 1.14%), 4.64%, 05/07/28^	2,208,000	2,209,974
(Variable, U.S. SOFR + 1.89%), 4.66%, 05/24/28^	300,000	300,268
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28^	380,000	374,905
(Variable, U.S. SOFR + 0.87%), 4.79%, 03/04/29^	1,530,000	1,533,956
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	326,000	329,518
(Variable, U.S. SOFR + 1.17%), 4.50%, 09/11/31^	1,428,000	1,409,729
Citizens Bank NA/Providence RI
(Variable, U.S. SOFR + 0.70%), 4.19%, 01/29/29^	395,000	391,857
Clarivate Science Holdings Corporation
3.88%, 07/01/28 144A	330,000	317,615
Constellation Energy Generation LLC
3.90%, 01/08/28	128,000	126,940
4.40%, 01/15/31	200,000	196,677
Consumers Energy Co.
4.60%, 05/30/29	40,000	40,161
4.50%, 01/15/31Δ	185,000	183,759
Corebridge Financial, Inc.
3.65%, 04/05/27	600,000	596,205
4.80%, 05/29/29 144A	750,000	748,949
Cox Communications, Inc.
3.35%, 09/15/26 144A	1,640,000	1,636,004
Crown Castle, Inc. REIT
2.90%, 03/15/27	200,000	197,852
Daimler Truck Finance North America LLC
4.30%, 08/12/27 144A	150,000	149,719
5.13%, 09/25/27 144A Δ	845,000	851,117
4.15%, 01/12/29 144A	260,000	256,792
Darden Restaurants, Inc.
4.35%, 10/15/27	640,000	638,148
Dell International LLC
4.15%, 02/15/29	920,000	909,456
4.50%, 02/15/31	120,000	118,366
4.75%, 07/15/31	210,000	208,782
Delta Air Lines, Inc.
4.75%, 10/20/28 144A	550,000	549,617

See Notes to Financial Statements.

	Par	Value
Diamondback Energy, Inc.
3.50%, 12/01/29Δ	$200,000	$192,935
5.15%, 01/30/30Δ	370,000	375,246
3.13%, 03/24/31	270,000	251,215
Discovery Global Holdings, Inc.
3.76%, 03/15/27	37,000	36,767
Dominion Energy, Inc.
4.60%, 05/15/28	145,000	145,091
5.00%, 06/15/30	66,000	66,762
Dow Chemical Co. (The)
4.80%, 01/15/31Δ	270,000	266,071
Drawbridge Special Opportunities Fund LP
5.95%, 09/17/30 144A	820,000	785,845
Duke Energy Carolinas LLC
2.55%, 04/15/31	170,000	154,678
Duke Energy Corporation
2.65%, 09/01/26	271,000	270,254
4.30%, 03/15/28Δ	213,000	212,294
4.85%, 01/05/29	126,000	126,752
2.55%, 06/15/31Δ	85,000	76,676
Ecolab, Inc.
4.80%, 06/15/31	190,000	190,906
Eli Lilly & Co.
4.38%, 05/20/31	255,000	253,109
EMRLD Borrower LP
6.63%, 12/15/30 144A	300,000	307,075
Enerflex, Inc.
6.88%, 01/15/31 144A	180,000	184,328
Energy Transfer LP
4.20%, 04/15/27	78,000	77,850
6.10%, 12/01/28	152,000	156,812
5.25%, 07/01/29	100,000	101,451
4.55%, 01/15/31	290,000	286,362
EOG Resources, Inc.
4.40%, 01/15/31	130,000	128,315
EQT Corporation
3.90%, 10/01/27	25,000	24,784
5.50%, 07/15/28	220,000	221,735
4.50%, 01/15/29	159,000	157,891
5.00%, 01/15/29	135,000	135,378
7.00%, 02/01/30Δ	637,000	678,081
7.50%, 06/01/30Δ	700,000	755,954
4.75%, 01/15/31Δ	400,000	396,399
3.63%, 05/15/31 144A	218,000	204,271
Equinix Europe 2 Financing Corporation LLC REIT
4.60%, 11/15/30	160,000	158,190
Equinix, Inc. REIT
1.80%, 07/15/27	368,000	357,856
3.20%, 11/18/29	420,000	400,083
2.15%, 07/15/30	42,000	37,876
Equitable America Global Funding
3.95%, 09/15/27 144A	290,000	287,593
4.95%, 06/25/29 144A	325,000	325,132
Equitable Financial Life Global Funding
5.00%, 03/27/30 144A Δ	1,250,000	1,254,878
	Par	Value
ERAC U.S.A. Finance LLC
4.50%, 10/30/29 144A Δ	$270,000	$268,208
Evergy Kansas Central, Inc.
4.70%, 03/13/28	525,000	526,125
Evergy, Inc.
4.25%, 03/15/29	290,000	286,790
F&G Annuities & Life, Inc.
7.40%, 01/13/28	635,000	653,182
F&G Global Funding
4.50%, 01/09/29 144A	1,805,000	1,775,587
Fidelity National Information Services, Inc.
4.45%, 03/10/28	820,000	817,390
4.55%, 03/10/29	500,000	496,228
Fifth Third Bancorp
(Variable, U.S. SOFR Index + 2.19%), 6.36%, 10/27/28^	650,000	664,640
(Variable, U.S. SOFR + 2.16%), 5.98%, 01/30/30 144A ^	1,305,000	1,341,095
FirstEnergy Corporation
3.90%, 07/15/27	312,000	310,283
2.65%, 03/01/30	36,000	33,344
2.25%, 09/01/30	100,000	90,093
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28 144A	1,285,000	1,278,474
4.55%, 03/15/31 144A Δ	150,000	149,070
FirstEnergy Transmission LLC
4.55%, 01/15/30	66,000	65,536
Ford Motor Credit Co. LLC
4.27%, 01/09/27	800,000	797,758
4.97%, 04/06/29	200,000	198,000
5.88%, 11/07/29	220,000	222,712
Foundry JV Holdco LLC
5.50%, 01/25/31 144A	200,000	204,585
Franklin BSP Capital Corporation
6.00%, 10/02/30 144A Δ	275,000	266,080
GA Global Funding Trust
4.40%, 09/23/27 144A	1,600,000	1,593,564
5.50%, 01/08/29 144A	1,250,000	1,263,201
Gartner, Inc.
4.50%, 07/01/28 144A	421,000	413,628
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	280,000	277,548
GE Vernova, Inc.
4.25%, 02/04/31	240,000	236,281
General Motors Financial Co., Inc.
5.35%, 07/15/27	945,000	953,257
4.60%, 01/08/31Δ	95,000	93,727
Gilead Sciences, Inc.
4.60%, 05/20/31	175,000	174,485
Glencore Funding LLC
4.00%, 03/27/27 144A	1,200,000	1,196,095
4.91%, 04/01/28 144A	102,000	102,468
5.37%, 04/04/29 144A	298,000	302,704
5.19%, 04/01/30 144A	340,000	343,896
2.50%, 09/01/30 144A	72,000	65,648
Global Payments, Inc.
4.88%, 11/15/30Δ	145,000	142,579
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 0.82%), 1.54%, 09/10/27^	$660,000	$656,331
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27^	228,000	226,237
(Variable, U.S. SOFR + 1.32%), 4.94%, 04/23/28^	1,974,000	1,979,841
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	660,000	659,482
(Variable, U.S. SOFR + 0.71%), 4.15%, 01/21/29^	915,000	907,262
(Variable, U.S. SOFR + 0.90%), 4.15%, 10/21/29^	2,513,000	2,477,847
(Variable, U.S. SOFR + 1.77%), 6.48%, 10/24/29^	130,000	134,868
(Variable, U.S. SOFR + 0.99%), 4.59%, 04/20/30Δ ^	310,000	308,290
(Variable, U.S. SOFR + 1.21%), 5.05%, 07/23/30^	195,000	196,175
(Variable, U.S. SOFR + 1.08%), 5.21%, 01/28/31^	58,000	58,635
(Variable, U.S. SOFR + 1.06%), 4.37%, 10/21/31^	852,000	833,466
(Variable, U.S. SOFR + 0.96%), 4.52%, 01/21/32^	835,000	819,409
(Variable, U.S. SOFR + 1.03%), 4.97%, 06/03/32Δ ^	240,000	239,913
Goldman Sachs Private Credit Corporation
5.38%, 01/31/29	620,000	614,962
Golub Capital BDC, Inc.
2.50%, 08/24/26	690,000	687,306
Golub Capital Private Credit Fund
5.80%, 09/12/29	660,000	652,835
Group 1 Automotive, Inc.
6.38%, 01/15/30 144A Δ	165,000	167,176
Guardian Life Global Funding
3.25%, 03/29/27 144A	655,000	650,128
4.80%, 04/28/30 144A	340,000	341,257
4.40%, 12/11/30 144A	310,000	306,314
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	530,000	543,597
HCA, Inc.
4.50%, 02/15/27	1,344,000	1,343,560
5.00%, 03/01/28Δ	1,230,000	1,237,194
5.63%, 09/01/28	553,000	561,734
4.13%, 06/15/29	119,000	117,192
5.25%, 03/01/30	250,000	253,533
3.50%, 09/01/30	660,000	626,284
4.30%, 11/15/30Δ	185,000	181,008
Hercules Capital, Inc.
5.35%, 02/10/29Δ	845,000	837,398
Hess Midstream Operations LP
5.88%, 03/01/28 144A	735,000	740,590
6.50%, 06/01/29 144A	190,000	193,989
Hewlett Packard Enterprise Co.
4.15%, 09/15/28	885,000	875,987
	Par	Value
4.60%, 03/23/29Δ	$195,000	$194,727
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29 144A	265,000	268,105
Honeywell Aerospace, Inc.
4.00%, 03/16/29 144A	750,000	739,877
4.30%, 03/16/31 144A	190,000	186,773
Hormel Foods Corporation
4.80%, 03/30/27Δ	655,000	657,419
Host Hotels & Resorts LP REIT
4.25%, 12/15/28	185,000	183,058
HPS Corporate Lending Fund
5.30%, 06/05/27	1,490,000	1,491,474
6.30%, 08/19/31 144A	440,000	439,045
Huntington Bancshares, Inc.
(Variable, U.S. SOFR + 1.97%), 4.44%, 08/04/28^	845,000	843,612
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	1,600,000	1,626,902
Huntington National Bank (The)
(Variable, U.S. SOFR + 0.72%), 4.87%, 04/12/28^	690,000	691,442
Hyatt Hotels Corporation
5.05%, 03/30/28	400,000	402,607
Hyundai Capital America
(Floating, U.S. SOFR + 1.04%), 4.73%, 03/19/27 144A †	500,000	501,531
4.85%, 03/25/27 144A	970,000	973,042
5.68%, 06/26/28 144A	650,000	661,191
(Floating, U.S. SOFR + 1.07%), 4.76%, 09/18/28 144A †	1,000,000	1,004,798
4.75%, 06/18/29 144A	1,100,000	1,096,431
5.15%, 03/27/30 144A	300,000	302,351
IQVIA, Inc.
5.00%, 05/15/27 144A	200,000	199,995
Iron Mountain, Inc. REIT
7.00%, 02/15/29 144A	255,000	259,965
Jabil, Inc.
4.20%, 02/01/29	360,000	354,777
Jersey Central Power & Light Co.
4.60%, 01/15/30 144A	160,000	158,989
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 0.77%), 1.47%, 09/22/27^	245,000	243,379
(Variable, U.S. SOFR + 1.19%), 5.04%, 01/23/28^	2,515,000	2,523,090
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,000,000	1,008,477
(Variable, U.S. SOFR + 0.93%), 4.98%, 07/22/28^	755,000	758,398
(Variable, U.S. SOFR + 0.86%), 4.51%, 10/22/28^	744,000	743,913
(Variable, U.S. SOFR + 0.80%), 4.92%, 01/24/29Δ ^	2,313,000	2,324,624
(Variable, U.S. SOFR + 1.02%), 2.07%, 06/01/29^	397,000	378,535
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	417,000	422,471

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30^	$806,000	$823,772
(Variable, U.S. SOFR + 0.82%), 4.41%, 04/23/30^	390,000	386,733
(Variable, U.S. SOFR + 1.13%), 5.00%, 07/22/30^	106,000	106,733
(Variable, U.S. SOFR + 1.01%), 5.14%, 01/24/31^	15,000	15,171
(Variable, U.S. SOFR + 1.44%), 5.10%, 04/22/31^	59,000	59,677
(Variable, U.S. SOFR + 0.93%), 4.26%, 10/22/31^	135,000	132,011
(Variable, U.S. SOFR + 0.84%), 4.35%, 01/22/32^	1,030,000	1,009,242
(Variable, U.S. SOFR + 1.07%), 1.95%, 02/04/32^	290,000	255,324
KeyCorp
2.25%, 04/06/27	1,715,000	1,687,113
Keysight Technologies, Inc.
4.60%, 04/06/27	1,670,000	1,671,328
KFC Holding Co.
4.75%, 06/01/27 144A	265,000	264,425
Kodiak Gas Services LLC
5.88%, 04/01/31 144A	280,000	280,868
Kraken Oil & Gas Partners LLC
7.13%, 05/15/31 144A	450,000	440,297
Kyndryl Holdings, Inc.
2.05%, 10/15/26Δ	1,000,000	993,082
Lithia Motors, Inc.
4.38%, 01/15/31 144A	100,000	94,869
LYB International Finance III LLC
5.13%, 01/15/31	225,000	224,701
M&T Bank Corporation
(Variable, U.S. SOFR + 0.93%), 4.83%, 01/16/29^	515,000	516,128
Macy's Retail Holdings LLC
5.88%, 03/15/30 144A	220,000	220,174
Main Street Capital Corporation
3.00%, 07/14/26	680,000	679,025
5.40%, 08/15/28	540,000	537,292
6.95%, 03/01/29	745,000	766,335
Manufacturers & Traders Trust Co.
(Variable, U.S. SOFR + 0.95%), 4.76%, 07/06/28^	930,000	931,492
(Variable, U.S. SOFR + 0.94%), 4.55%, 04/18/30^	350,000	347,698
Maple Parent Holdings Corporation
4.75%, 03/26/29 144A	285,000	284,865
Medline Borrower LP
3.88%, 04/01/29 144A	1,275,000	1,238,846
Mercedes-Benz Finance North America LLC
4.13%, 03/10/28 144A	855,000	848,519
4.25%, 03/10/29 144A	470,000	464,320
Meritage Homes Corporation
5.13%, 06/06/27	580,000	580,930
Met Tower Global Funding
5.25%, 04/12/29 144A	650,000	661,427
	Par	Value
Meta Platforms, Inc.
4.20%, 11/15/30Δ	$1,310,000	$1,289,753
Metropolitan Life Global Funding I
4.25%, 04/13/28 144A	260,000	258,981
Microchip Technology, Inc.
4.90%, 03/15/28	550,000	552,944
Micron Technology, Inc.
5.30%, 01/15/31	102,000	104,364
MidAmerican Energy Co.
3.65%, 04/15/29	690,000	674,744
Mobility Global, Inc.
5.05%, 06/15/29 144A	285,000	285,537
Morgan Stanley
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	2,100,000	2,118,237
(Variable, U.S. SOFR + 1.61%), 4.21%, 04/20/28^	600,000	598,830
(Variable, CME Term SOFR 3M + 1.40%), 3.77%, 01/24/29^	57,000	56,233
(Variable, U.S. SOFR + 1.38%), 4.99%, 04/12/29^	1,185,000	1,191,632
(Variable, U.S. SOFR + 0.80%), 4.24%, 01/09/30^	875,000	863,679
(Variable, U.S. SOFR + 1.45%), 5.17%, 01/16/30^	30,000	30,274
(Variable, U.S. SOFR Index + 0.96%), 4.56%, 04/10/30^	920,000	914,283
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	221,000	225,789
(Variable, U.S. SOFR + 1.51%), 5.19%, 04/17/31^	440,000	444,711
(Variable, U.S. SOFR + 0.95%), 4.49%, 01/16/32^	1,330,000	1,304,444
(Variable, U.S. SOFR + 1.20%), 4.71%, 03/12/32^	250,000	246,970
(Variable, U.S. SOFR Index + 1.18%), 4.81%, 04/16/32^	175,000	173,676
Morgan Stanley Bank NA
(Variable, U.S. SOFR + 1.08%), 4.95%, 01/14/28^	500,000	501,276
(Variable, U.S. SOFR + 0.93%), 4.97%, 07/14/28^	765,000	768,342
(Variable, U.S. SOFR + 0.91%), 5.02%, 01/12/29^	655,000	659,101
(Variable, U.S. SOFR Index + 0.97%), 4.79%, 05/10/30^	250,000	250,281
Morgan Stanley Private Bank NA
(Variable, U.S. SOFR + 0.78%), 4.20%, 11/17/28^	615,000	611,950
(Variable, U.S. SOFR + 1.08%), 4.73%, 07/18/31^	1,000,000	995,708
(Variable, U.S. SOFR + 1.02%), 4.47%, 11/19/31^	250,000	245,780
Mutual of Omaha Cos. Global Funding
4.51%, 06/09/28 144A	1,000,000	995,186
5.00%, 04/01/30 144A	1,315,000	1,324,842
National Fuel Gas Co.
4.75%, 05/15/29	605,000	603,496
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
National Rural Utilities Cooperative Finance Corporation
(Floating, U.S. SOFR + 0.55%), 4.23%, 12/03/27†	$500,000	$500,834
3.95%, 12/10/27	59,000	58,674
Navient Corporation
9.38%, 07/25/30	245,000	249,137
Netflix, Inc.
5.88%, 11/15/28Δ	145,000	149,617
New York Life Global Funding
4.85%, 01/09/28 144A	1,255,000	1,262,089
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/28	11,000	11,064
1.90%, 06/15/28	125,000	118,944
4.40%, 03/01/31	220,000	217,053
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 06/15/54^	650,000	677,224
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26	700,000	693,913
North Haven Private Income Fund LLC
5.13%, 09/25/28 144A Δ	375,000	366,410
Northwestern Mutual Global Funding
5.07%, 03/25/27 144A	655,000	659,100
4.40%, 03/30/29 144A	630,000	627,223
NRG Energy, Inc.
2.45%, 12/02/27 144A	185,000	178,948
4.73%, 10/15/30 144A	140,000	138,367
4.96%, 04/30/31 144A	280,000	276,999
NVIDIA Corporation
4.25%, 06/15/28Δ	1,345,000	1,342,572
4.50%, 06/15/31	470,000	468,439
Oaktree Strategic Credit Fund
6.50%, 07/23/29	645,000	649,669
Ohio Edison Co.
4.95%, 12/15/29 144A	46,000	46,348
Olin Corporation
6.63%, 04/01/33 144A Δ	670,000	662,408
Oracle Corporation
2.65%, 07/15/26	795,000	794,407
2.80%, 04/01/27	30,000	29,606
4.55%, 02/04/29	1,127,000	1,111,183
4.20%, 09/27/29	146,000	142,045
4.45%, 09/26/30	445,000	429,727
4.95%, 02/04/31	640,000	626,708
Otis Worldwide Corporation
4.49%, 05/07/29	1,000,000	996,615
Pacific Gas and Electric Co.
2.10%, 08/01/27	600,000	584,344
3.30%, 12/01/27	1,500,000	1,472,259
5.55%, 05/15/29	333,000	339,961
4.55%, 07/01/30	1,083,000	1,066,784
2.50%, 02/01/31Δ	280,000	251,315
5.05%, 11/15/31	240,000	239,832
Pacific Life Global Funding II
4.45%, 05/01/28 144A	1,315,000	1,313,258
	Par	Value
PayPal Holdings, Inc.
4.55%, 06/01/28Δ	$800,000	$800,280
Penske Truck Leasing Co. LP
5.35%, 01/12/27 144A	300,000	301,009
Permian Resources Operating LLC
5.88%, 07/01/29 144A Δ	310,000	310,118
Pinnacle Financial Partners, Inc.
(Variable, U.S. SOFR + 1.70%), 5.60%, 05/19/32^	325,000	326,120
Pinnacle West Capital Corporation
4.65%, 06/01/29Δ	350,000	350,125
PNC Financial Services Group, Inc. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 09/15/26ρ Δ ^	500,000	499,909
(Variable, U.S. SOFR Index + 1.73%), 6.62%, 10/20/27^	655,000	659,174
Primo Water Holdings, Inc.
4.38%, 04/30/29 144A	285,000	278,378
Principal Life Global Funding II
4.65%, 05/18/29 144A	455,000	453,796
4.95%, 11/27/29 144A	670,000	672,580
Protective Life Global Funding
4.34%, 09/13/27 144A	1,150,000	1,147,441
4.80%, 06/05/30 144A Δ	300,000	299,621
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	122,000	124,208
5.20%, 04/01/29	21,000	21,291
4.90%, 03/15/30Δ	64,000	64,530
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	130,000	132,815
RD Michigan Property Owner I LLC
7.50%, 03/30/45 144A	570,000	568,429
Regions Bank/Birmingham AL
(Variable, U.S. SOFR + 0.81%), 4.76%, 07/27/29^	440,000	440,202
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28 144A	405,000	405,732
RGA Global Funding
4.60%, 11/25/30 144A	415,000	409,734
5.50%, 01/11/31 144A Δ	1,235,000	1,266,096
RTX Corporation
1.90%, 09/01/31	240,000	209,778
Ryder System, Inc.
2.85%, 03/01/27	179,000	177,139
5.30%, 03/15/27	465,000	467,408
5.65%, 03/01/28	103,000	104,843
4.30%, 12/01/30Δ	47,000	46,379
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	136,000	135,119
4.50%, 05/15/30	260,000	257,569
Salesforce, Inc.
4.65%, 03/15/29	3,175,000	3,173,766
Sammons Financial Group Global Funding
5.10%, 06/22/31 144A	480,000	478,217

See Notes to Financial Statements.

	Par	Value
Santander Holdings U.S.A., Inc.
3.24%, 10/05/26	$700,000	$698,075
(Variable, U.S. SOFR + 2.36%), 6.50%, 03/09/29^	820,000	841,389
(Variable, U.S. SOFR + 1.61%), 5.47%, 03/20/29^	1,450,000	1,464,351
(Variable, U.S. SOFR + 1.88%), 5.74%, 03/20/31Δ ^	435,000	444,432
Sasol Financing U.S.A. LLC
4.38%, 09/18/26	200,000	199,649
Sempra
(Floating, U.S. SOFR Index + 0.67%), 4.36%, 01/07/28†	900,000	904,252
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	140,000	136,255
Sirius XM Radio LLC
5.00%, 08/01/27 144A	221,000	220,816
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26	1,111,000	1,108,177
Smithfield Foods, Inc.
4.25%, 02/01/27 144A	400,000	399,087
Southern California Edison Co.
4.40%, 09/06/26	500,000	499,876
4.88%, 02/01/27	120,000	120,209
4.70%, 06/01/27	500,000	500,029
3.65%, 03/01/28	200,000	196,813
5.65%, 10/01/28	300,000	305,738
Southern Co. (The)
5.50%, 03/15/29	145,000	148,312
Spire, Inc.
4.60%, 09/01/31	165,000	162,591
Standard Industries, Inc.
4.75%, 01/15/28 144A	270,000	268,260
4.38%, 07/15/30 144A	90,000	85,544
Starwood Property Trust, Inc.
7.25%, 04/01/29 144A	655,000	677,089
5.88%, 08/15/29 144A	675,000	677,429
6.50%, 07/01/30 144A	215,000	219,969
State Street Corporation
(Variable, U.S. SOFR + 1.72%), 5.82%, 11/04/28Δ ^	1,245,000	1,267,369
Steel Dynamics, Inc.
4.00%, 12/15/28	140,000	137,909
Sumisho Air Lease Corporation
2.20%, 01/15/27	900,000	888,574
Sunoco LP
7.00%, 05/01/29 144A	815,000	837,857
5.38%, 07/15/31 144A	450,000	444,107
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 144A	220,000	216,968
Synchrony Financial
(Variable, U.S. SOFR + 1.40%), 5.02%, 07/29/29^	285,000	285,267
(Variable, U.S. SOFR Index + 2.13%), 5.94%, 08/02/30^	283,000	288,730
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	89,000	89,028
Synopsys, Inc.
4.55%, 04/01/27Δ	1,220,000	1,221,966
	Par	Value
4.65%, 04/01/28	$640,000	$640,939
TD SYNNEX Corporation
4.30%, 01/17/29	455,000	449,390
Teleflex, Inc.
4.25%, 06/01/28 144A	270,000	266,289
TerraForm Power Operating LLC
5.00%, 01/31/28 144A	595,000	591,618
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 144A	209,732	206,099
T-Mobile U.S.A., Inc.
3.75%, 04/15/27	135,000	134,324
3.38%, 04/15/29Δ	175,000	169,212
3.88%, 04/15/30	315,000	305,295
3.50%, 04/15/31	520,000	490,847
Toyota Motor Credit Corporation
4.25%, 05/12/28Δ	1,085,000	1,083,563
TransDigm, Inc.
6.38%, 03/01/29 144A	295,000	299,877
Travel + Leisure Co.
6.25%, 06/01/31 144A	650,000	654,426
Truist Bank
(Variable, U.S. SOFR + 0.77%), 4.42%, 07/24/28^	970,000	968,990
(Variable, U.S. SOFR + 0.66%), 4.14%, 01/27/29Δ ^	470,000	466,893
Truist Financial Corporation
(Variable, U.S. SOFR + 2.45%), 7.16%, 10/30/29^	805,000	847,980
TTM Technologies, Inc.
4.00%, 03/01/29 144A	115,000	111,158
Twilio, Inc.
3.63%, 03/15/29	140,000	135,089
U.S. Bancorp
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	655,000	668,801
U.S. Bank NA
(Variable, U.S. SOFR + 0.91%), 4.73%, 05/15/28Δ ^	550,000	551,333
(Variable, U.S. SOFR + 0.67%), 4.54%, 05/20/29^	335,000	334,336
Uber Technologies, Inc.
4.50%, 08/15/29 144A Δ	800,000	794,568
4.15%, 01/15/31	170,000	166,102
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	715,000	769,920
Veralto Corporation
4.85%, 01/15/32	200,000	199,733
Vertiv Group Corporation
4.13%, 11/15/28 144A	135,000	133,751
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/27	1,000,000	993,922
Viper Energy Partners LLC
4.90%, 08/01/30	710,000	708,025
Vistra Operations Co. LLC
5.05%, 12/30/26 144A	270,000	270,410
5.00%, 07/31/27 144A	200,000	199,938
4.30%, 10/15/28 144A	760,000	751,480
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.30%, 07/15/29 144A	$870,000	$852,731
4.60%, 10/15/30 144A	150,000	147,655
4.70%, 01/31/31 144A	249,000	244,370
5.00%, 04/30/31 144A	350,000	347,479
Volkswagen Group of America Finance LLC
4.95%, 03/25/27 144A	700,000	702,354
5.05%, 03/27/28 144A	580,000	582,616
4.55%, 09/11/28 144A Δ	530,000	526,933
Wells Fargo & Co.
(Variable, U.S. SOFR + 0.78%), 4.90%, 01/24/28^	2,624,000	2,630,156
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	590,000	595,387
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,320,000	1,323,760
(Variable, U.S. SOFR + 1.37%), 4.97%, 04/23/29^	1,951,000	1,960,814
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	262,000	266,452
(Variable, U.S. SOFR + 0.88%), 4.08%, 09/15/29^	1,590,000	1,567,863
(Variable, U.S. SOFR + 0.74%), 4.18%, 01/23/30^	740,000	730,391
(Variable, U.S. SOFR + 1.50%), 5.15%, 04/23/31^	555,000	560,922
Western Union Co. (The)
4.75%, 06/15/29	590,000	585,713
Western-Southern Global Funding
4.50%, 07/16/28 144A	665,000	662,188
4.90%, 05/01/30 144A	1,050,000	1,052,413
Willis North America, Inc.
4.65%, 06/15/27	800,000	800,816
Zions Bancorp NA
(Variable, U.S. SOFR + 1.06%), 4.48%, 02/09/29^	345,000	342,134
Total Corporate Bonds (Cost $257,029,469)		256,785,836
FOREIGN BONDS — 8.1%
Australia — 0.1%
Alumina Pty, Ltd.
6.13%, 03/15/30 144A	265,000	269,523
Woodside Finance, Ltd.
3.70%, 09/15/26 144A Δ	400,000	399,241
		668,764
Canada — 1.5%
Bank of Nova Scotia (The)
2.95%, 03/11/27	675,000	668,966
(Variable, U.S. SOFR + 0.73%), 4.25%, 02/02/30^	1,000,000	987,894
Canadian Imperial Bank of Commerce
5.00%, 04/28/28Δ	665,000	670,868
(Floating, U.S. SOFR + 0.66%), 4.35%, 06/26/28†	1,800,000	1,801,238
(Variable, U.S. SOFR Index + 0.79%), 4.28%, 01/29/30^	580,000	573,711
	Par	Value
Canadian Natural Resources, Ltd.
5.00%, 12/15/29Δ	$300,000	$303,075
CDP Financial, Inc.
4.63%, 01/24/30 144A	360,000	363,985
3.88%, 01/22/31 144A	335,000	328,976
CPPIB Capital, Inc.
3.88%, 02/15/31 144A	620,000	609,550
Federation des Caisses Desjardins du Quebec
4.51%, 05/26/28 144A	1,000,000	998,968
National Bank of Canada
(Variable, U.S. SOFR Index + 0.76%), 4.17%, 01/20/29^	1,865,000	1,853,046
OMERS Finance Trust
4.00%, 04/20/28 144A	555,000	552,527
4.38%, 03/20/30 144A	395,000	395,971
Ontario Teachers' Finance Trust
4.25%, 04/25/28 144A	315,000	315,025
Rogers Communications, Inc.
3.20%, 03/15/27Δ	700,000	693,599
Royal Bank of Canada
(Floating, U.S. SOFR Index + 0.82%), 4.51%, 03/27/28†	500,000	501,408
(Variable, U.S. SOFR + 0.89%), 4.50%, 08/06/29^	1,400,000	1,395,565
		13,014,372
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.43%, 03/01/28 144A Δ ^	595,000	598,846
Dominican Republic — 0.0%
Dominican Republic International Bond
5.95%, 01/25/27 144A	225,000	226,654
France — 0.5%
Banque Federative du Credit Mutuel SA
(Floating, Australian BBSW 3M + 1.07%), 5.51%, 05/24/27(A) †	1,000,000	694,524
BNP Paribas SA
(Variable, U.S. SOFR + 1.23%), 2.59%, 01/20/28 144A ^	300,000	296,846
(Variable, U.S. SOFR + 1.45%), 4.79%, 05/09/29 144A ^	2,265,000	2,267,329
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 2.80%, 01/19/28 144A ^	500,000	495,226
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 01/19/28 144A ^	700,000	703,461
		4,457,386

See Notes to Financial Statements.

	Par	Value
Germany — 0.2%
Deutsche Bank AG
(Variable, U.S. SOFR + 1.22%), 2.31%, 11/16/27^	$125,000	$123,970
(Variable, U.S. SOFR + 1.32%), 2.55%, 01/07/28Δ ^	1,900,000	1,881,339
		2,005,309
Indonesia — 0.1%
Freeport Indonesia PT
4.76%, 04/14/27	245,000	246,115
4.76%, 04/14/27 144A	230,000	231,047
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/27 144A	200,000	198,896
		676,058
Ireland — 0.5%
AerCap Ireland Capital DAC
2.45%, 10/29/26	1,341,000	1,332,901
6.45%, 04/15/27	900,000	911,623
4.88%, 04/01/28	1,240,000	1,245,417
4.38%, 11/15/30	150,000	147,119
Icon Investments Six DAC
5.81%, 05/08/27	460,000	463,684
		4,100,744
Israel — 0.0%
Bank Leumi Le-Israel BM
5.34%, 06/29/29 144A	200,000	200,818
Italy — 0.1%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	300,000	309,949
Intesa Sanpaolo SpA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 5.00%, 06/29/30 144A ^	655,000	655,863
		965,812
Japan — 1.1%
Aircastle, Ltd.
2.85%, 01/26/28 144A	1,700,000	1,649,244
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 4.08%, 04/19/28^	1,690,000	1,684,341
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.78%), 4.59%, 04/18/30Δ ^	200,000	199,045
Mizuho Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.68%), 4.78%, 07/13/30^	1,395,000	1,393,067
Nomura Holdings, Inc.
2.33%, 01/22/27Δ	600,000	593,275
(Floating, U.S. SOFR + 1.25%), 4.94%, 07/02/27† Δ	200,000	201,576
	Par	Value
NTT Finance Corporation
4.83%, 11/01/29 144A	$1,500,000	$1,499,414
ORIX Corporation
3.95%, 01/19/27	1,700,000	1,695,850
Rakuten Group, Inc.
9.75%, 04/15/29 144A	230,000	250,119
Sumitomo Mitsui Financial Group, Inc.
4.11%, 01/15/29	315,000	311,175
		9,477,106
Kazakhstan — 0.0%
Tengizchevroil Finance Co. International, Ltd.
4.00%, 08/15/26	100,000	99,897
Kuwait — 0.3%
Kuwait International Government Bond
3.50%, 03/20/27	2,200,000	2,188,594
Luxembourg — 0.2%
ArcelorMittal SA
6.55%, 11/29/27	1,625,000	1,664,231
Mexico — 0.1%
Mexico City Airport Trust
3.88%, 04/30/28 144A	200,000	195,185
Petroleos Mexicanos
6.50%, 03/13/27Δ	250,000	251,906
		447,091
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27 144A	230,000	222,093
Netherlands — 0.6%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.65%), 6.34%, 09/18/27 144A ^	900,000	903,199
(Floating, U.S. SOFR Index + 1.00%), 4.68%, 12/03/28 144A †	1,400,000	1,405,716
Eagle Funding Luxco S.a.r.l.
5.50%, 08/17/30 144A	1,200,000	1,206,360
ING Groep NV
(Floating, U.S. SOFR Index + 1.01%), 4.70%, 03/25/29†	500,000	503,277
NXP BV
4.30%, 08/19/28	630,000	625,446
Petrobras Global Finance BV
6.00%, 01/27/28	200,000	203,522
Stellantis NV
3.38%, 11/19/28(E)	200,000	227,280
		5,074,800
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Norway — 0.1%
Var Energi ASA
7.50%, 01/15/28 144A	$410,000	$425,610
Oman — 0.0%
Oman Government International Bond
6.75%, 10/28/27 144A	230,000	235,928
Panama — 0.0%
Panama Government International Bond
8.88%, 09/30/27	300,000	315,345
Qatar — 0.1%
QatarEnergy
4.63%, 06/23/29 144A	400,000	397,559
QNB Finance, Ltd.
(Floating, U.S. SOFR + 1.05%), 4.69%, 04/27/29 144A †	800,000	804,018
		1,201,577
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27	250,000	247,021
Saudi Arabia — 0.2%
KSA Sukuk, Ltd.
5.25%, 06/04/27	1,300,000	1,308,449
Saudi Government International Bond
5.13%, 01/13/28	700,000	704,909
		2,013,358
Singapore — 0.1%
Equinix Asia Financing Corporation Pte., Ltd. REIT
4.40%, 03/15/31	430,000	420,424
Medco Laurel Tree Pte., Ltd.
6.95%, 11/12/28	200,000	200,562
Seagate Data Storage Technology Pte., Ltd.
4.09%, 06/01/29 144A	280,000	272,669
8.25%, 12/15/29 144A Δ	240,000	251,109
		1,144,764
South Africa — 0.0%
Republic of South Africa Government International Bond
4.85%, 09/27/27	300,000	301,035
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	600,000	591,356
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.37%, 07/15/28^	1,000,000	1,008,150
CaixaBank SA
(Variable, U.S. SOFR + 1.14%), 4.63%, 07/03/29 144A Δ ^	835,000	834,290
		2,433,796
	Par	Value
Sweden — 0.3%
Skandinaviska Enskilda Banken AB
5.38%, 03/05/29 144A	$1,285,000	$1,308,844
Svenska Handelsbanken AB
4.38%, 05/23/28 144A Δ	615,000	614,788
5.50%, 06/15/28 144A	645,000	656,561
		2,580,193
Switzerland — 0.4%
UBS AG
(Variable, U.S. SOFR + 0.81%), 4.30%, 03/16/29^	340,000	338,686
UBS Group AG
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.33%, 12/22/27 144A ^	1,675,000	1,689,143
(Variable, U.S. SOFR + 0.84%), 4.15%, 12/23/29 144A Δ ^	775,000	764,008
(Variable, U.S. SOFR + 1.06%), 4.40%, 09/23/31 144A ^	200,000	196,051
(Variable, U.S. SOFR + 1.05%), 4.59%, 08/10/32 144A ^	230,000	225,721
		3,213,609
Taiwan — 0.1%
Foxconn Far East, Ltd.
1.88%, 08/25/28	1,000,000	943,889
United Arab Emirates — 0.0%
Emirates NBD Bank PJSC
5.13%, 06/29/31 144A	400,000	400,215
United Kingdom — 1.1%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/28 144A Δ	380,000	374,318
Barclays PLC
(Variable, U.S. SOFR + 1.08%), 4.48%, 11/11/29^	480,000	476,729
(Variable, U.S. SOFR + 0.93%), 4.22%, 05/24/30^	355,000	349,124
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.06%), 5.60%, 05/17/28^	1,000,000	1,008,816
(Variable, U.S. SOFR + 3.35%), 7.39%, 11/03/28^	1,250,000	1,294,500
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 3.75%, 03/18/28^	1,025,000	1,019,773
Marex Group PLC
5.68%, 04/21/31	600,000	600,484
Nationwide Building Society
4.00%, 09/14/26	400,000	399,605
(Variable, U.S. SOFR + 1.91%), 6.56%, 10/18/27 144A ^	300,000	301,717

See Notes to Financial Statements.

	Par	Value
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 03/01/28Δ ^	$1,240,000	$1,249,095
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	600,000	592,432
NatWest Markets PLC
4.79%, 03/21/28 144A	260,000	261,197
Standard Chartered PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.85%), 6.19%, 07/06/27^	1,900,000	1,900,383
		9,828,173
Total Foreign Bonds (Cost $71,358,807)		71,373,088
LOAN AGREEMENTS — 1.5%
AAdvantage Loyalty IP, Ltd., 2025 Replacement Term Loan
0.00%, 04/20/28† Σ	703,224	703,389
Asplundh Tree Expert LLC Amendment No. 5 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.39%, 05/30/33†	1,700,000	1,700,000
Discovery Global Holdings, Inc. Initial Dollar Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.14%, 06/03/33†	600,000	600,912
Iridium Communications, Inc. Term B-4 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%, 0.75% Floor), 5.89%, 09/20/30†	605,000	606,107
James Hardie International Finance Designated Activity Company Initial Term A-1 Loan
0.00%, 05/30/28† ††† Σ	865,000	852,025
Knife River Corporation 2026 Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.40%, 03/08/32†	1,655,850	1,661,546
Midcontinent Communications Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.14%, 08/18/31†	666,607	660,362
Open Text Corporation 2023 Replacement Term Loan
0.00%, 01/31/30† Σ	855,000	838,439
Oracle Corporation Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.25%), 4.99%, 08/16/27†	1,972,603	1,970,137
	Par	Value
SBA Senior Finance II LLC Initial Term Loan
0.00%, 01/25/31† Σ	$840,000	$841,999
SS&C Technologies, Inc. Term B-8 Loan
0.00%, 04/29/31† Σ	1,695,000	1,693,593
Stonepeak Nile Parent LLC Amendment No. 3 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 5.66%, 04/09/32†	850,000	848,942
Total Loan Agreements (Cost $12,983,469)		12,977,451
MORTGAGE-BACKED SECURITIES — 19.7%
425 Trust, Series 2026-LEX, Class A
(Floating, CME Term SOFR 1M + 1.67%), 5.31%, 07/15/43 144A †	110,000	110,094
425 Trust, Series 2026-LEX, Class B
(Floating, CME Term SOFR 1M + 2.10%), 5.74%, 07/15/43 144A †	115,000	115,098
425 Trust, Series 2026-LEX, Class C
(Floating, CME Term SOFR 1M + 2.70%), 6.34%, 07/15/43 144A †	210,000	210,179
A&D Mortgage Trust, Series 2026-NQM1, Class A1
4.91%, 02/25/71 144A † γ	112,719	111,535
A&D Mortgage Trust, Series 2026-NQM3, Class A1
5.08%, 04/25/71 144A † γ	507,166	503,039
ACRA Trust, Series 2024-NQM1, Class A1
(Step to 6.61% on 11/25/28), 5.61%, 10/25/64 144A STEP	225,239	225,394
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.37%, 06/15/40 144A †	183,000	184,064
ALA Trust, Series 2025-OANA, Class B
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 5.47%, 06/15/30 144A †	131,000	131,693
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 4.89%, 04/15/34 144A †	350,000	333,813
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 4.66%, 11/25/46†	528,124	120,197
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Angel Oak Mortgage Trust, Series 2023-6, Class A1
(Step to 6.40% on 12/25/26), 6.50%, 12/25/67 144A STEP	$122,345	$122,426
Angel Oak Mortgage Trust, Series 2025-11, Class A1
4.97%, 10/25/70 144A † γ	171,636	170,162
ARES Commercial Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.32%, 07/15/41 144A †	1,000,000	1,003,002
ARES Commercial Mortgage Trust, Series 2026-AZURE, Class B
(Floating, CME Term SOFR 1M + 1.60%), 5.23%, 03/15/38 144A †	100,000	100,167
ARES Trust, Series 2025-IND3, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.13%, 04/15/27 144A †	199,000	199,616
Arroyo Mortgage Trust, Series 2022-2, Class A1
(Step to 5.95% on 7/25/31), 4.95%, 07/25/57 144A STEP	147,637	147,381
Atrium Hotel Portfolio Trust, Series 2025-ATRM, Class A
(Floating, CME Term SOFR 1M + 1.65%), 5.28%, 08/15/30 144A †	830,000	835,802
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
6.87%, 01/25/34† γ	15,997	15,615
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	413,888	401,876
BANK, Series 2021-BN33, Class ASB
2.22%, 05/15/64	447,017	422,864
BANK, Series 2024-BNK48, Class A5
5.05%, 10/15/57	190,000	190,150
BANK5, Series 2024-5YR11, Class A3
5.89%, 11/15/57	145,000	149,020
BAY Mortgage Trust, Series 2025-LIVN, Class A
(Floating, CME Term SOFR 1M + 1.80%, 1.80% Floor), 5.43%, 05/15/35 144A †	236,000	236,437
BAY Trust, Series 2026-MDWS, Class A
(Floating, CME Term SOFR 1M + 1.64%), 5.24%, 06/15/41 144A †	1,400,000	1,398,258
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 4.55%, 03/15/37 144A †	170,000	160,919
	Par	Value
BBCMS Mortgage Trust, Series 2025-5C33, Class A4
5.84%, 03/15/58	$180,000	$185,386
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
6.88%, 01/25/34† γ	35,312	34,187
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.64%, 07/25/34† γ	29,475	27,875
Benchmark Mortgage Trust, Series 2019-B12, Class AAB
3.04%, 08/15/52	635,168	622,196
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.83%, 04/15/55† γ	225,000	198,788
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	355,000	363,934
Benchmark Mortgage Trust, Series 2024-V12, Class A3
5.74%, 12/15/57	300,000	307,550
Benchmark Mortgage Trust, Series 2024-V5, Class A3
5.81%, 01/10/57	260,000	265,377
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.12%, 11/15/29 144A †	70,000	70,144
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 5.47%, 11/15/29 144A †	60,000	60,139
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class B
5.33%, 10/10/42 144A † γ	230,000	229,249
BFLD Commercial Mortgage Trust, Series 2025-660F, Class B
(Floating, CME Term SOFR 1M + 1.80%), 5.43%, 11/15/42 144A †	195,000	196,053
BFLD Mortgage Trust, Series 2024-WRHS, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.12%, 07/15/39 144A †	213,209	213,566
BFLD Trust, Series 2025-EWEST, Class A
(Floating, CME Term SOFR 1M + 1.55%, 1.55% Floor), 5.18%, 06/15/42 144A †	520,000	520,715
BFLD Trust, Series 2025-FPM, Class A
5.18%, 10/10/30 144A † γ	175,000	174,634
BFLD Trust, Series 2025-FPM, Class B
5.78%, 10/10/40 144A † γ	125,000	125,264

See Notes to Financial Statements.

	Par	Value
BMO Mortgage Trust, Series 2024-5C3, Class A3
5.74%, 02/15/57	$440,000	$447,701
BMO Mortgage Trust, Series 2024-5C6, Class A3
5.32%, 09/15/57	270,000	273,062
BMO Mortgage Trust, Series 2025-5C9, Class AS
6.16%, 12/15/57	103,519	106,534
BMO Mortgage Trust, Series 2025-C11, Class A5
5.69%, 02/15/58	156,000	162,373
BMO Mortgage Trust, Series 2025-C11, Class ASB
5.68%, 02/15/58	125,000	130,082
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B
5.56%, 11/05/42 144A † γ	130,000	128,370
BPR Mortgage Trust, Series 2025-ALDR, Class A
5.67%, 06/05/42 144A	152,000	154,578
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1
(Step to 7.60% on 9/25/27), 6.60%, 09/25/63 144A STEP	259,640	259,474
Bravo Residential Funding Trust, Series 2025-NQM10, Class A1
4.87%, 09/25/65 144A † γ	161,469	160,062
BRAVO Residential Funding Trust, Series 2025-NQM2, Class A1
(Step to 6.68% on 3/25/29), 5.68%, 11/25/64 144A STEP	169,182	169,971
Bravo Residential Funding Trust, Series 2025-NQM3, Class A1
(Step to 6.57% on 4/25/29), 5.57%, 03/25/65 144A STEP	106,138	106,348
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1
(Step to 6.61% on 5/25/29), 5.61%, 02/25/65 144A STEP	131,639	131,966
Bridge Commercial Mortgage Trust, Series 2026-MF, Class A
(Floating, CME Term SOFR 1M + 1.25%), 4.85%, 06/15/39 144A †	235,000	235,678
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A
5.37%, 06/15/44 144A † γ	100,000	101,486
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A
5.06%, 04/13/41 144A † γ	100,000	99,206
BX Commercial Mortgage Trust, Series 2024-AIR2, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.12%, 10/15/41 144A †	1,630,606	1,637,402
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 5.77%, 08/15/39 144A †	221,149	222,293
	Par	Value
BX Commercial Mortgage Trust, Series 2024-BRBK, Class A
(Floating, CME Term SOFR 1M + 2.88%, 2.88% Floor), 6.51%, 10/15/41 144A †	$160,887	$161,611
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.29% Floor), 4.92%, 12/15/39 144A †	144,165	144,575
BX Commercial Mortgage Trust, Series 2024-MF, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.32%, 02/15/39 144A †	97,400	97,712
BX Commercial Mortgage Trust, Series 2024-XL4, Class B
(Floating, CME Term SOFR 1M + 1.79%, 1.79% Floor), 5.42%, 02/15/39 144A †	523,918	525,639
BX Commercial Mortgage Trust, Series 2024-XL5, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.32%, 03/15/39 144A †	700,000	702,050
BX Commercial Mortgage Trust, Series 2025-BCAT, Class A
(Floating, CME Term SOFR 1M + 1.38%), 5.01%, 08/15/42 144A †	327,710	328,828
BX Commercial Mortgage Trust, Series 2025-JDI, Class A
(Floating, CME Term SOFR 1M + 1.40%), 5.03%, 11/15/42 144A †	311,969	313,157
BX Commercial Mortgage Trust, Series 2026-LP3, Class A
(Floating, CME Term SOFR 1M + 1.38%), 5.01%, 04/15/43 144A †	683,521	686,599
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A
(Floating, CME Term SOFR 1M + 1.70%), 5.33%, 03/15/45 144A †	255,000	255,289
BX Trust, Series 2024-CNYN, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.07%, 04/15/41 144A †	114,211	114,490
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.12%, 06/15/41 144A †	263,863	264,297
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 5.57%, 07/15/29 144A †	1,055,450	1,057,506
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BX Trust, Series 2025-LUNR, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.13%, 06/09/40 144A †	$813,282	$815,854
BX Trust, Series 2025-ROIC, Class A
(Floating, CME Term SOFR 1M + 1.14%, 1.14% Floor), 4.77%, 03/15/30 144A †	559,094	558,609
BX Trust, Series 2025-TAIL, Class A
(Floating, CME Term SOFR 1M + 1.40%, 1.40% Floor), 5.03%, 06/15/35 144A †	1,382,000	1,387,128
BX Trust, Series 2025-VOLT, Class A
(Floating, CME Term SOFR 1M + 1.70%), 5.33%, 12/15/44 144A †	145,000	145,375
BX Trust, Series 2025-VOLT, Class B
(Floating, CME Term SOFR 1M + 2.10%), 5.73%, 12/15/44 144A †	1,500,000	1,504,433
BX Trust, Series 2026-OPTM, Class A
(Floating, CME Term SOFR 1M + 1.20%), 4.83%, 03/15/39 144A †	340,000	339,594
BX Trust, Series 2026-PNDA, Class C
(Floating, CME Term SOFR 1M + 1.80%), 5.43%, 05/15/28 144A †	255,000	256,419
Cali, Series 2024-SUN, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 5.50%, 07/15/41 144A †	210,000	210,659
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	16,025	15,999
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, CME Term SOFR 1M + 1.01%, 6.50% Cap), 4.66%, 07/25/49 144A †	25,809	25,242
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	52,726	47,939
Chase Home Lending Mortgage Trust, Series 2025-11, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%), 4.93%, 02/25/56 144A †	283,200	283,986
Chase Home Lending Mortgage Trust, Series 2025-3, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 7.50% Cap), 4.93%, 02/25/56 144A †	300,600	300,703
CHI Commercial Mortgage Trust, Series 2025-110W, Class D
6.63%, 12/13/37 144A	100,000	100,121
	Par	Value
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 02/25/67 144A † γ	$153,366	$149,007
COLT Mortgage Loan Trust, Series 2023-1, Class A2
(Step to 7.50% on 5/25/27), 6.50%, 04/25/68 144A STEP	156,311	155,937
COLT Mortgage Loan Trust, Series 2025-6, Class A1
(Step to 6.53% on 8/25/29), 5.53%, 08/25/70 144A STEP	1,486,251	1,488,306
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1
(Step to 6.60% on 3/25/29), 5.60%, 02/25/70 144A STEP	103,535	103,885
COLT Mortgage Loan Trust, Series 2026-5, Class A3
(Step to 6.63% on 8/25/30), 5.66%, 07/27/71 144A ††† STEP	600,000	600,513
COMM Mortgage Trust, Series 2024-WCL1, Class A
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 5.47%, 06/15/41 144A †	260,000	260,251
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A
5.75%, 05/15/43 144A † γ	1,000,000	997,827
CONE Trust, Series 2024-DFW1, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.27%, 08/15/26 144A †	203,000	202,432
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 5.18%, 10/25/41 144A †	380,353	380,634
Connecticut Avenue Securities Trust, Series 2021-R02, Class 2B2
(Floating, U.S. 30-Day Average SOFR + 6.20%), 9.83%, 11/25/41 144A †	1,400,000	1,426,175
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1B2
(Floating, U.S. 30-Day Average SOFR + 9.85%), 13.48%, 03/25/42 144A †	1,315,000	1,393,119
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1B2
(Floating, U.S. 30-Day Average SOFR + 12.00%), 15.63%, 06/25/42 144A †	1,400,000	1,538,511
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1
(Floating, U.S. 30-Day Average SOFR + 2.50%), 6.13%, 04/25/43 144A †	685,102	689,472

See Notes to Financial Statements.

	Par	Value
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1B2
(Floating, U.S. 30-Day Average SOFR + 8.25%), 11.88%, 05/25/43 144A †	$450,000	$504,086
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 5.43%, 02/25/44 144A †	500,000	504,194
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.23%, 09/25/44 144A †	239,365	239,807
Cross Mortgage Trust, Series 2024-H7, Class A1
5.59%, 11/25/69 144A † γ	677,122	678,500
Cross Mortgage Trust, Series 2024-H8, Class A1
5.55%, 12/25/69 144A † γ	716,496	719,512
Cross Mortgage Trust, Series 2025-H2, Class A1
5.36%, 03/25/70 144A † γ	174,408	174,189
Cross Mortgage Trust, Series 2025-H8, Class A1
5.00%, 11/25/70 144A † γ	861,719	854,874
Cross Mortgage Trust, Series 2025-H8, Class A1A
(Step to 6.00% on 11/25/29), 5.00%, 11/25/70 144A STEP	219,932	218,235
Cross Mortgage Trust, Series 2026-NQM1, Class A1
4.70%, 02/25/61 144A † γ	1,614,864	1,592,716
Cross Mortgage Trust, Series 2026-NQM4, Class A1
5.49%, 04/25/71 144A † γ	341,177	341,254
Cross Mortgage Trust, Series 2026-NQM5, Class A1
5.09%, 03/25/71 144A † γ	231,255	229,608
Cross Mortgage Trust, Series 2026-NQM5, Class A2
(Step to 6.40% on 5/25/30), 5.40%, 03/25/71 144A STEP	109,668	108,982
Cross Mortgage Trust, Series 2026-NQM7, Class A3
(Step to 6.76% on 6/25/30), 5.76%, 06/25/71 144A STEP	464,000	462,805
Cross Mortgage Trust, Series 2026-NQM8, Class A1B
5.58%, 07/25/71 144A STEP	170,000	169,765
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.85%, 01/15/49† IO γ	11,894	—
CSMC Trust, Series 2015-3, Class A9
3.50%, 03/25/45 144A † γ	38,464	35,990
CSMC Trust, Series 2018-RPL9, Class A
3.85%, 09/25/57 144A † γ	98,240	93,956
	Par	Value
CSMC, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A † γ	$165,494	$161,226
CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class B
5.10%, 02/10/43 144A † γ	100,000	99,269
DBC Mortgage Trust, Series 2025-DBC, Class A
(Floating, CME Term SOFR 1M + 1.35%), 4.98%, 11/15/42 144A †	482,147	483,223
DBGS, Series 2024-SBL, Class A
(Floating, CME Term SOFR 1M + 1.88%, 1.88% Floor), 5.51%, 08/15/34 144A †	138,319	138,419
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 4.88% on 9/25/26), 6.37%, 10/25/36 STEP	67,517	58,850
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 4.88% on 9/25/26), 6.39%, 10/25/36 STEP	67,517	58,850
DGWD Trust, Series 2025-INFL, Class A
(Floating, CME Term SOFR 1M + 1.60%), 5.23%, 08/15/30 144A †	1,000,000	1,003,104
DK Trust, Series 2025-LXP, Class A
(Floating, CME Term SOFR 1M + 1.59%), 5.23%, 08/15/37 144A †	60,000	60,271
EFMT, Series 2025-INV2, Class A1
(Step to 6.39% on 5/25/29), 5.39%, 05/26/70 144A STEP	216,338	216,265
EFMT, Series 2025-NQM3, Class A1
(Step to 6.49% on 8/25/29), 5.49%, 08/25/70 144A STEP	290,839	291,438
EFMT, Series 2025-NQM5, Class A1
5.03%, 11/25/70 144A † γ	325,606	324,027
ELM Trust, Series 2024-ELM, Class A10
5.80%, 06/10/39 144A † γ	540,000	540,758
ELM Trust, Series 2024-ELM, Class A15
5.80%, 06/10/39 144A † γ	540,000	540,146
Extended Stay America Trust, Series 2025-ESH, Class B
(Floating, CME Term SOFR 1M + 1.60%), 5.23%, 10/15/42 144A †	178,180	178,994
Extended Stay America Trust, Series 2026-ESH2, Class A
(Floating, CME Term SOFR 1M + 1.20%), 4.83%, 02/15/43 144A †	519,991	521,268
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation
3.00%, 10/01/26	$16,052	$16,012
3.00%, 01/01/27	93,197	92,918
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.23% Cap), 6.36%, 07/01/27†	100	100
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.28% Cap), 5.88%, 11/01/31†	2,924	2,965
3.00%, 12/01/31	94,086	91,066
3.50%, 04/01/32	53,666	52,278
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.91% Cap), 5.75%, 04/01/32†	1,189	1,206
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.59% Cap), 5.61%, 06/01/33†	95,624	98,318
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.75%, 1.75% Floor, 11.13% Cap), 6.13%, 08/01/35†	11,043	11,265
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.35%, 1.35% Floor, 10.43% Cap), 6.08%, 09/01/35†	27,894	28,594
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 10.89% Cap), 6.38%, 10/01/35†	14,769	15,084
3.00%, 02/01/36	25,586	24,223
4.00%, 11/01/36	3,080	3,004
2.50%, 03/01/37	107,755	101,000
4.00%, 06/01/37	41,833	40,732
3.50%, 11/01/38	38,442	36,726
4.50%, 03/01/49	1,116,573	1,089,472
4.00%, 10/01/52	396,088	372,011
4.00%, 12/01/52	439,142	410,923
4.00%, 04/01/53	262,480	245,690
Federal Home Loan Mortgage Corporation REMIC, Series 5667
(Floating, U.S. 30-Day Average SOFR + 1.50%), 5.13%, 06/25/56†	492,093	495,685
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 4.21%, 10/15/36†	349,317	348,128
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	36,300	36,210
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	162,601	150,947
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	$126,028	$120,687
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	88,210	87,709
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 4.16%, 06/15/49†	253,923	249,722
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	122,074	108,968
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	78,174	71,299
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	86,047	80,673
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	257,956	236,877
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	651,123	635,303
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	908,791	847,059
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	109,861	107,805
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	1,193,483	1,051,872
Federal Home Loan Mortgage Corporation REMIC, Series 5426
(Floating, U.S. 30-Day Average SOFR + 0.90%), 4.55%, 03/15/50†	806,452	810,542
Federal Home Loan Mortgage Corporation REMIC, Series 5471
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.03%, 11/25/54†	456,982	461,916
Federal Home Loan Mortgage Corporation REMIC, Series 5472
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 4.73%, 11/25/54†	1,467,853	1,472,953
Federal Home Loan Mortgage Corporation REMIC, Series 5478
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.08%, 04/25/54†	384,064	388,767
Federal Home Loan Mortgage Corporation REMIC, Series 5480
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.08%, 03/25/54†	381,273	383,145

See Notes to Financial Statements.

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5484
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.83%, 12/25/54†	$416,994	$421,971
Federal Home Loan Mortgage Corporation REMIC, Series 5485
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.83%, 12/25/54†	1,331,161	1,347,608
Federal Home Loan Mortgage Corporation REMIC, Series 5493
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 4.78%, 01/25/55†	692,244	700,344
Federal Home Loan Mortgage Corporation REMIC, Series 5500
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.83%, 02/25/55†	834,238	845,267
Federal Home Loan Mortgage Corporation REMIC, Series 5511
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 4.78%, 03/25/55†	463,207	468,102
Federal Home Loan Mortgage Corporation REMIC, Series 5513
(Floating, U.S. 30-Day Average SOFR + 0.94%, 0.94% Floor, 8.00% Cap), 4.57%, 11/25/54†	2,702,492	2,724,657
Federal Home Loan Mortgage Corporation REMIC, Series 5570
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.03%, 05/25/55†	128,319	129,909
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	124,474	120,483
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	155,832	150,463
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA
3.00%, 02/25/59	383,513	359,696
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2018-HQA2, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.41%), 6.04%, 10/25/48 144A †	1,454,677	1,493,540
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.28%, 01/25/34 144A †	157,595	157,800
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 5.13%, 10/25/41 144A †	$1,276,726	$1,278,374
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class B2
(Floating, U.S. 30-Day Average SOFR + 8.50%), 12.13%, 02/25/42 144A †	1,550,000	1,619,639
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class B2
(Floating, U.S. 30-Day Average SOFR + 11.00%), 14.63%, 03/25/42 144A †	1,400,000	1,495,178
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.25%), 4.88%, 03/25/44 144A †	927,411	927,966
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2026-DNA2, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.20%), 4.83%, 03/25/46 144A †	577,701	578,453
Federal National Mortgage Association
4.80%, 08/01/29† γ	286,551	289,430
4.53%, 09/01/29† γ	199,519	200,125
3.00%, 02/01/31	373,156	362,353
1.50%, 06/01/31	979,600	923,334
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.65% Cap), 6.08%, 09/01/31†	7,264	7,323
2.50%, 10/01/31	123,576	118,808
2.50%, 11/01/31	285,682	273,783
2.50%, 01/01/32	1,942	1,871
3.00%, 03/01/32	190,098	183,634
3.00%, 07/01/32	208,164	201,031
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1M Index + 1.31%, 1.29% Floor, 11.27% Cap), 5.07%, 08/01/32†	6,095	6,076
3.00%, 12/01/32	194,200	187,462
4.30%, 12/01/32	2,100,000	2,063,161
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.30%, 2.25% Floor, 9.72% Cap), 5.92%, 12/01/32†	119,985	122,587
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.66% Cap), 6.41%, 06/01/33†	$2,711	$2,778
4.00%, 09/01/33	392,101	387,091
3.00%, 02/01/34	406,773	392,895
4.00%, 05/01/34	189,426	186,888
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.66%, 1.66% Floor, 10.15% Cap), 5.95%, 02/01/35†	13,197	13,483
3.00%, 09/01/35	44,159	41,616
3.50%, 05/01/37	224,909	218,133
4.00%, 07/01/37	14,859	14,447
4.50%, 08/01/37	280,015	280,473
4.00%, 09/01/37	18,323	17,808
4.50%, 10/01/37	463,373	462,189
5.00%, 02/01/38	1,183,953	1,204,070
4.00%, 03/01/38	12,654	12,285
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.73% Floor, 9.51% Cap), 6.22%, 05/01/38†	227,344	235,865
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 10.65% Cap), 4.97%, 08/01/42†	39,308	39,336
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.84% Cap), 4.97%, 08/01/42†	38,973	39,180
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.74%, 1.74% Floor, 8.82% Cap), 5.96%, 09/01/42†	32,009	33,277
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.69%, 1.70% Floor, 7.73% Cap), 5.98%, 07/01/43†	66,743	69,521
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.53% Cap), 4.97%, 07/01/44†	23,420	23,437
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.16% Cap), 4.97%, 10/01/44†	18,177	18,155
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.59%, 1.59% Floor, 8.01% Cap), 6.22%, 06/01/45†	99,342	102,659
4.50%, 05/01/47	209,799	205,207
4.50%, 11/01/47	232,327	226,989
4.50%, 11/01/48	116,056	113,745
4.50%, 02/01/49	354,530	347,625
4.00%, 11/01/52	498,114	467,701
4.00%, 12/01/52	337,785	316,228
	Par	Value
4.00%, 01/01/53	$614,399	$575,942
4.00%, 02/01/53	465,598	437,337
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, U.S. 30-Day Average SOFR + 0.54%, 0.43% Floor, 7.00% Cap), 4.17%, 10/25/36†	59,956	59,705
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, U.S. 30-Day Average SOFR + 0.66%, 0.55% Floor, 7.00% Cap), 4.29%, 10/25/37†	214,428	214,270
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 4.19%, 07/25/42†	65,827	65,205
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, U.S. 30-Day Average SOFR + 0.42%, 0.31% Floor), 4.07%, 06/25/55†	59,454	58,942
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor), 4.26%, 03/25/46†	303,526	302,447
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor), 4.21%, 07/25/46†	331,136	329,709
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 4.24%, 07/25/49†	358,098	353,194
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.16%, 09/25/49†	425,944	416,996
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.16%, 10/25/59†	417,196	413,600

See Notes to Financial Statements.

	Par	Value
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	$453,328	$432,681
Federal National Mortgage Association REMIC, Series 2020-79
1.50%, 11/25/50	365,210	335,656
Federal National Mortgage Association REMIC, Series 2024-103
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 4.78%, 01/25/55†	1,076,589	1,088,349
Federal National Mortgage Association REMIC, Series 2024-38
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor), 4.45%, 01/25/51†	938,093	942,146
Federal National Mortgage Association REMIC, Series 2024-88
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.83%, 12/25/54†	1,184,292	1,198,400
Federal National Mortgage Association REMIC, Series 2024-90
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 4.88%, 11/25/53†	791,039	798,173
Federal National Mortgage Association REMIC, Series 2024-91
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.83%, 12/25/54†	642,869	650,523
Federal National Mortgage Association REMIC, Series 2024-94
(Floating, U.S. 30-Day Average SOFR + 1.42%, 1.42% Floor, 6.50% Cap), 5.05%, 12/25/54†	143,441	145,184
Federal National Mortgage Association REMIC, Series 2024-95
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 4.73%, 12/25/54†	403,905	407,735
Federal National Mortgage Association REMIC, Series 2025-16
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 4.78%, 03/25/55†	567,217	572,161
Federal National Mortgage Association REMIC, Series 2025-18
(Floating, U.S. 30-Day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 4.53%, 09/25/54†	1,904,477	1,913,049
	Par	Value
Federal National Mortgage Association REMIC, Series 2025-19
(Floating, U.S. 30-Day Average SOFR + 1.16%, 1.16% Floor, 7.00% Cap), 4.79%, 03/25/55†	$650,905	$658,519
Federal National Mortgage Association REMIC, Series 2025-2
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.08%, 02/25/55†	131,238	131,932
Federal National Mortgage Association REMIC, Series 2025-35
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor, 6.50% Cap), 5.23%, 05/25/55†	162,185	165,230
Federal National Mortgage Association REMIC, Series 2025-4
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.83%, 12/25/53†	197,240	198,842
Federal National Mortgage Association REMIC, Series 2025-6
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 4.88%, 02/25/55†	219,730	222,653
Federal National Mortgage Association REMIC, Series 2025-63
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.03%, 08/25/55†	157,198	159,079
Federal National Mortgage Association REMIC, Series 2025-69
5.00%, 06/25/51	1,397,367	1,393,341
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.11%, 10/25/30† IO γ	574,162	20,067
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	45,959	45,615
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, CME Term SOFR 1M + 0.37%, 0.26% Floor), 4.02%, 08/25/31†	49,332	49,733
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, U.S. 30-Day Average SOFR + 1.11%, 1.00% Floor, 8.50% Cap), 4.74%, 05/25/43†	242,457	244,335
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.14%, 07/25/44†	$154,377	$151,303
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
5.87%, 06/25/34† γ	40,426	40,539
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 02/10/56	490,000	495,692
Flagstar Mortgage Trust, Series 2021-12, Class A19
5.00%, 11/25/51 144A † γ	957,692	942,175
FS Commercial Mortgage Trust, Series 2026-PALM, Class A
(Floating, CME Term SOFR 1M + 1.40%), 5.05%, 07/15/41†	235,000	235,000
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	119,290	110,988
GCAT Trust, Series 2025-NQM6, Class A1
4.93%, 10/25/70 144A † γ	120,199	118,977
Government National Mortgage Association
3.00%, 09/20/26	4,520	4,510
3.00%, 11/20/26	23,089	23,011
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 5.13%, 12/20/26†	776	777
3.00%, 02/20/27	58,519	58,245
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 5.38%, 07/20/27†	43	43
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 5.13%, 10/20/27†	993	993
3.00%, 01/20/29	317,155	312,357
8.50%, 10/15/29	7,714	7,805
8.50%, 05/15/30	25,174	25,802
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 5.63%, 05/20/30†	4,293	4,289
8.50%, 07/15/30	8,911	9,050
8.50%, 11/15/30	1,393	1,409
8.50%, 12/15/30	1,422	1,441
7.00%, 06/20/55	95,171	97,407
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.05%, 05/20/37†	29,163	28,861
	Par	Value
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 10.50% Cap), 4.36%, 02/20/61†	$39,606	$39,534
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 4.17%, 05/20/63†	47,689	47,708
Government National Mortgage Association, Series 2016-H07
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor), 4.53%, 02/20/66†	1,467	1,475
Government National Mortgage Association, Series 2016-H22
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor, 7.50% Cap), 4.53%, 10/20/66†	216,260	217,303
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	57,724	54,873
Government National Mortgage Association, Series 2017-H09
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 4.90%, 04/20/67†	359,067	362,190
Government National Mortgage Association, Series 2017-H10
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 4.90%, 04/20/67†	531,696	535,737
Government National Mortgage Association, Series 2018-H02
(Floating, CME Term SOFR 12M + 0.80%, 0.08% Floor, 7.50% Cap), 4.22%, 01/20/68†	584,673	585,207
Government National Mortgage Association, Series 2020-127
1.50%, 06/20/50	403,120	323,249
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	57,798	51,325
Government National Mortgage Association, Series 2022-H22
(Floating, U.S. 30-Day Average SOFR + 0.75%, 0.75% Floor, 11.00% Cap), 4.36%, 10/20/72†	246,753	247,655
Government National Mortgage Association, Series 2023-H23
(Floating, U.S. 30-Day Average SOFR + 0.98%, 0.98% Floor, 10.00% Cap), 4.59%, 09/20/73†	2,240,377	2,275,136

See Notes to Financial Statements.

	Par	Value
Government National Mortgage Association, Series 2024-H07
(Floating, U.S. 30-Day Average SOFR + 0.65%, 0.65% Floor), 4.26%, 02/20/74†	$929,041	$931,891
Government National Mortgage Association, Series 2024-H20
(Floating, U.S. 30-Day Average SOFR + 0.76%, 0.76% Floor), 4.37%, 11/20/74†	909,244	916,076
Government National Mortgage Association, Series 2025-204
(Floating, U.S. 30-Day Average SOFR + 0.95%), 4.56%, 12/20/55†	980,531	984,168
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.30%, 11/25/45†	38,890	37,874
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.12%, 01/25/37†	162,992	142,775
GS Mortgage Securities Corporation Trust, Series 2024-RVR, Class A
5.20%, 08/10/29 144A † γ	100,000	100,157
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	129,647	112,577
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class A1
(Step to 6.04% on 11/25/29), 5.04%, 01/25/66 144A STEP	138,890	139,020
GS Mortgage-Backed Securities Trust, Series 2025-NQM5, Class A1
(Step to 6.01% on 11/25/29), 5.01%, 07/25/65 144A STEP	93,289	92,587
GS Mortgage-Backed Securities Trust, Series 2025-PJ10, Class A27
(Floating, U.S. 30-Day Average SOFR + 1.35%), 4.98%, 04/25/56 144A †	187,540	188,019
GS Mortgage-Backed Securities Trust, Series 2026-R1, Class A1
(Step to 6.23% on 4/25/30), 5.53%, 04/25/63 144A STEP	324,586	324,381
GSAT Trust, Series 2025-BMF, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.13%, 07/15/30 144A †	530,000	530,843
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
7.88%, 09/25/34† γ	23,275	23,262
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.29%, 09/25/35† γ	18,089	17,382
Harvest Funding PLC
(Floating, 0.90% - SONIA Interest Rate), 0.00%, 11/15/69(U) 144A †	700,000	928,655
	Par	Value
Homes Trust, Series 2024-NQM2, Class A1
(Step to 6.72% on 12/25/28), 5.72%, 10/25/69 144A STEP	$240,380	$241,068
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.14%, 09/25/46†	208,120	197,429
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.30%, 06/25/37†	73,423	94,722
Intown Mortgage Trust, Series 2025-STAY, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 4.98%, 03/15/42 144A †	320,000	320,363
INV Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.37%, 11/15/41 144A †	110,000	109,205
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-IGLG, Class A
5.17%, 11/09/39 144A † γ	190,000	190,055
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.87%, 02/25/35† γ	4,801	4,690
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, CME Term SOFR 1M + 1.11%, 6.00% Cap), 4.70%, 06/25/50 144A †	710	710
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 4.46%, 02/25/52 144A †	132,675	124,023
JP Morgan Mortgage Trust, Series 2021-14, Class A12
5.00%, 05/25/52 144A † γ	216,719	210,609
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	322,775	313,669
JP Morgan Mortgage Trust, Series 2024-NQM1, Class A1
(Step to 6.59% on 1/25/29), 5.59%, 02/25/64 144A STEP	464,861	464,722
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1
5.57%, 09/25/65 144A † γ	604,479	605,052
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1
5.50%, 11/25/65 144A † γ	122,826	122,753
JP Morgan Mortgage Trust, Series 2025-NQM4, Class A1
4.95%, 03/25/66 144A † γ	386,504	381,800
JPMF1 Multifamily Mortgage Trust, Series 2026-FX1, Class A3
5.31%, 05/15/59	412,000	416,944
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	$1,000,000	$997,206
LEX Trust, Series 2026-450, Class D
(Floating, CME Term SOFR 1M + 2.35%), 5.98%, 03/15/28 144A †	148,000	148,846
LQR Trust, Series 2025-CALI, Class E
(Floating, CME Term SOFR 1M + 3.95%), 7.58%, 01/15/43 144A †	156,000	155,106
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor, 10.50% Cap), 4.10%, 12/25/36†	181,627	163,837
LUX, Series 2023-LION, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 6.32%, 08/15/28 144A †	206,513	207,876
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 4.70%, 12/15/34 144A †	110,000	109,520
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	162,889	147,223
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	433,188	397,737
MFA Trust, Series 2023-INV2, Class A1
(Step to 7.74% on 10/25/27), 6.78%, 10/25/58 144A STEP	122,878	123,048
MFA Trust, Series 2023-NQM3, Class A1
(Step to 7.45% on 9/25/27), 6.62%, 07/25/68 144A STEP	325,256	325,000
MFA Trust, Series 2023-NQM4, Class A1
(Step to 7.11% on 1/25/28), 6.11%, 12/25/68 144A STEP	151,183	151,814
MFA Trust, Series 2025-NQM2, Class A1
(Step to 6.68% on 6/25/29), 5.68%, 05/27/70 144A STEP	142,376	142,730
Mill City Mortgage Loan Trust, Series 2017-1, Class M2
3.25%, 11/25/58 144A	32,311	32,132
Mill City Mortgage Loan Trust, Series 2018-3, Class A1
3.50%, 08/25/58 144A	40,277	39,920
MLTI Trust, Series 2026-MLTI, Class A10
(Floating, CME Term SOFR 1M + 1.40%), 5.02%, 06/15/31 144A †	320,000	320,272
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.64%, 12/15/49† IO γ	1,611,623	2,774
	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class A3
5.64%, 03/15/58	$342,000	$350,031
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A
3.90%, 07/20/32 144A	100,791	98,886
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A1
(Step to 6.56% on 5/25/29), 5.56%, 03/25/70 144A STEP	223,127	223,239
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A1
4.96%, 09/25/70 144A † γ	585,446	580,167
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM1, Class A1
4.81%, 12/25/70 144A † γ	154,124	152,124
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM6, Class A3
(Step to 6.59% on 7/25/30), 5.86%, 05/26/71 144A ††† STEP	1,000,000	1,002,410
National Commercial Mortgage Trust, Series 2026-IND, Class B
(Floating, CME Term SOFR 1M + 1.60%), 5.23%, 06/15/43 144A †	155,000	155,456
National Commercial Mortgage Trust, Series 2026-IND, Class C
(Floating, CME Term SOFR 1M + 1.75%), 5.38%, 06/15/43 144A †	165,000	165,561
NCMF Trust, Series 2025-MFS, Class A
4.88%, 06/10/33 144A † γ	244,000	242,097
NCMF Trust, Series 2025-MFS, Class B
5.51%, 06/10/33 144A † γ	149,000	149,055
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A † γ	325,774	312,004
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	449,224	434,363
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	246,571	229,635
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	596,311	572,343
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.02%, 10/15/40 144A †	190,000	190,718

See Notes to Financial Statements.

	Par	Value
NY Commercial Mortgage Trust, Series 2025-299P, Class A
5.66%, 02/10/47 144A † γ	$150,000	$155,360
NYC Commercial Mortgage Trust, Series 2025-11X, Class A
(Floating, CME Term SOFR 1M + 1.74%), 5.37%, 10/15/37 144A †	195,000	195,976
NYC Commercial Mortgage Trust, Series 2025-28L, Class A
4.82%, 11/05/38 144A † γ	600,000	595,446
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.21% Floor), 4.84%, 02/15/42 144A †	132,000	132,091
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, CME Term SOFR 1M + 1.01%), 4.66%, 01/25/60 144A †	147,448	147,611
OBX Trust, Series 2023-NQM5, Class A1A
(Step to 7.34% on 7/25/27), 6.57%, 06/25/63 144A STEP	117,653	117,407
OBX Trust, Series 2023-NQM6, Class A1
(Step to 7.52% on 8/25/27), 6.52%, 07/25/63 144A STEP	299,819	299,890
OBX Trust, Series 2024-NQM13, Class A1
5.12%, 06/25/64 144A	540,493	539,983
OBX Trust, Series 2024-NQM14, Class A1
(Step to 5.94% on 10/25/28), 4.94%, 09/25/64 144A STEP	548,544	546,132
OBX Trust, Series 2025-NQM10, Class A1
(Step to 6.45% on 6/25/29), 5.45%, 05/25/65 144A STEP	404,710	405,452
OBX Trust, Series 2025-NQM14, Class A1
(Step to 6.16% on 8/25/29), 5.16%, 07/25/65 144A STEP	738,091	736,928
OBX Trust, Series 2025-NQM2, Class A1
(Step to 6.60% on 2/25/29), 5.60%, 11/25/64 144A STEP	710,716	712,611
OBX Trust, Series 2025-NQM3, Class A1
(Step to 6.65% on 3/25/29), 5.65%, 12/01/64 144A STEP	84,460	84,791
OBX Trust, Series 2025-NQM6, Class A1
(Step to 6.60% on 4/25/29), 5.60%, 03/25/65 144A STEP	678,099	680,075
OBX Trust, Series 2025-NQM7, Class A1
(Step to 6.56% on 5/25/29), 5.56%, 05/25/55 144A STEP	904,215	906,100
	Par	Value
OBX Trust, Series 2025-R1, Class A1
(Step to 5.94% on 12/25/29), 4.94%, 09/25/62 144A STEP	$603,039	$597,084
OBX Trust, Series 2026-NQM2, Class A1
4.82%, 12/01/65 144A † γ	954,690	947,871
OBX Trust, Series 2026-NQM8, Class A3
(Step to 6.57% on 7/25/30), 5.60%, 05/25/66 144A STEP	300,000	298,877
OBX Trust, Series 2026-NQM9, Class A3
(Step to 6.53% on 7/25/30), 5.62%, 04/25/66 144A ††† STEP	1,000,000	1,000,798
Oceanview Mortgage Trust, Series 2025-3, Class AF1
(Floating, U.S. 30-Day Average SOFR + 0.95%, 7.50% Cap), 4.58%, 05/25/55 144A †	129,900	129,757
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 4.69%, 01/15/36 144A †	226,538	220,754
PLYM Commercial Mortgage Trust, Series 2026-IND, Class A
(Floating, CME Term SOFR 1M + 1.25%), 4.88%, 03/15/43 144A †	760,000	761,270
PRET Trust, Series 2025-RPL2, Class A1
(Step to 4.24% on 4/25/29), 4.00%, 08/25/64 144A STEP	88,277	85,486
PRET Trust, Series 2025-RPL4, Class A1
(Step to 4.48% on 10/25/29), 4.00%, 03/25/65 144A STEP	648,229	626,606
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	229,998	202,617
PRM5 Trust, Series 2025-PRM5, Class A
4.47%, 02/10/28 144A † γ	270,000	267,658
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 3/25/28), 4.00%, 01/25/54 144A STEP	64,845	63,922
PRPM LLC, Series 2025-RCF5, Class A1
(Step to 5.84% on 11/25/29), 4.84%, 10/25/55 144A STEP	410,415	409,519
PRPM Trust, Series 2023-NQM2, Class A1
(Step to 6.83% on 10/25/27), 6.25%, 08/25/68 144A STEP	60,878	60,861
PRPM Trust, Series 2024-NQM2, Class A1
(Step to 7.33% on 8/25/28), 6.33%, 06/25/69 144A STEP	61,183	61,573
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
PRPM Trust, Series 2025-NQM1, Class A1
(Step to 6.80% on 3/25/29), 5.80%, 11/25/69 144A STEP	$133,795	$134,492
PRPM Trust, Series 2026-NQM1, Class A1
5.13%, 02/25/71 144A † γ	137,956	136,944
Residential Mortgage Loan Trust, Series 2019-3, Class M1
3.26%, 09/25/59 144A	87,840	87,423
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	1,542	1,553
Santander Mortgage Asset Receivable Trust, Series 2026-NQM1, Class A1
4.95%, 11/25/65 144A † γ	130,615	129,326
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A
(Floating, CME Term SOFR 1M + 1.25%), 4.88%, 08/15/30 144A †	490,000	490,867
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	6,411	5,897
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A
4.47%, 11/25/63 144A † γ	1,081,119	1,080,929
Sequoia Mortgage Trust, Series 2025-10, Class A26F
(Floating, U.S. 30-Day Average SOFR + 1.25%), 4.88%, 11/25/55 144A †	286,728	287,528
Sequoia Mortgage Trust, Series 2026-HYB2, Class A1A
4.63%, 07/25/56 144A † ††† γ	412,534	404,017
SHRN Trust, Series 2025-MF18, Class A
(Floating, CME Term SOFR 1M + 1.20%), 4.83%, 10/15/40 144A †	760,000	760,412
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	34,676	34,240
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	27,304	26,553
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.06%, 09/25/34†	28,108	26,571
	Par	Value
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.25%, 07/19/35†	$15,562	$14,653
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 10.50% Cap), 4.32%, 02/25/36†	98,817	84,754
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.19% on 9/25/26), 6.51%, 07/25/37 STEP	142,489	51,377
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 4.87%, 12/15/39 144A †	315,000	315,404
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.29% Floor), 4.92%, 04/15/42 144A †	234,000	233,968
Towd Point Mortgage Trust, Series 2015-1, Class A5
4.68%, 10/25/53 144A † γ	28,457	28,391
Towd Point Mortgage Trust, Series 2016-2, Class M1
3.00%, 08/25/55 144A	71,110	70,632
Towd Point Mortgage Trust, Series 2017-4, Class A1
2.75%, 06/25/57 144A	50,820	50,061
Towd Point Mortgage Trust, Series 2018-1, Class A1
3.00%, 01/25/58 144A	1,531	1,527
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.25%, 03/25/58 144A	96,008	95,616
Towd Point Mortgage Trust, Series 2018-6, Class A1A
3.75%, 03/25/58 144A	46,049	45,931
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	237,300	229,141
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,011,906	923,059
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	214,285	210,096

See Notes to Financial Statements.

	Par	Value
Triton Bond Trust, Series 2021-2, Class A1AU
(Floating, Australian BBSW 1M + 0.70%), 5.01%, 02/09/53(A) †	$168,399	$116,562
Uniform Mortgage Backed Securities
5.00%, 07/01/53 TBA	4,100,000	4,029,218
5.50%, 09/01/53 TBA	14,600,000	14,615,854
VASA Trust, Series 2021-VASA, Class A
(Floating, CME Term SOFR 1M + 1.01%, 0.90% Floor), 4.64%, 07/15/39 144A †	1,249,394	1,226,979
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A
5.23%, 07/13/44 144A † γ	1,400,000	1,387,646
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	605,292	529,758
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 11/25/33), 2.72%, 01/25/67 144A STEP	108,203	101,794
Verus Securitization Trust, Series 2024-1, Class A1
(Step to 6.71% on 2/25/28), 5.71%, 01/25/69 144A STEP	158,450	158,580
Verus Securitization Trust, Series 2024-R1, Class A1
5.22%, 09/25/69 144A †	5,293	5,285
Verus Securitization Trust, Series 2025-11, Class A1
4.91%, 11/25/70 144A † γ	1,281,421	1,272,621
Verus Securitization Trust, Series 2025-3, Class A1
(Step to 6.62% on 5/25/29), 5.62%, 05/25/70 144A STEP	256,783	258,077
Verus Securitization Trust, Series 2025-4, Class A1
(Step to 6.45% on 6/25/29), 5.45%, 05/25/70 144A STEP	911,365	913,431
Verus Securitization Trust, Series 2025-9, Class A1
4.93%, 10/27/70 144A † γ	165,473	164,316
Verus Securitization Trust, Series 2026-1, Class A1
4.86%, 01/25/71 144A † γ	219,889	217,879
Verus Securitization Trust, Series 2026-2, Class A1
4.59%, 02/25/71 144A † γ	1,442,918	1,427,681
Verus Securitization Trust, Series 2026-3, Class A1
4.93%, 03/25/71 144A † γ	1,070,621	1,068,045
Verus Securitization Trust, Series 2026-R3, Class A1
5.19%, 02/27/68 144A † γ	393,930	393,578
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.14%, 06/25/42†	1,571	1,495
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
6.17%, 08/25/33† γ	$37,993	$37,259
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 10.50% Cap), 4.38%, 01/25/45†	46,496	45,947
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 4.48%, 01/25/47†	106,633	100,225
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 4.72%, 06/25/46†	230,183	205,404
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.45%, 02/25/37† γ	79,540	71,491
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.41%, 05/25/37† γ	101,922	86,462
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 4.58%, 05/25/47†	2,149	6,853
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3
5.92%, 11/15/57	60,000	61,741
Wells Fargo Commercial Mortgage Trust, Series 2025-DWHP, Class A
(Floating, CME Term SOFR 1M + 2.34%, 2.34% Floor), 5.97%, 04/15/38 144A †	1,280,000	1,287,169
Wells Fargo Commercial Mortgage Trust, Series 2025-HI, Class A
(Floating, CME Term SOFR 1M + 1.69%), 5.32%, 10/15/42 144A †	1,400,000	1,404,391
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class A
4.83%, 03/10/41 144A † γ	350,000	345,710
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	51,463	45,283
WEST Trust, Series 2025-ROSE, Class A
5.28%, 04/10/30 144A † γ	217,000	217,068
Total Mortgage-Backed Securities (Cost $174,594,621)		173,227,368
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
MUNICIPAL BONDS — 0.3%
Maricopa County Industrial Development Authority, Grand Canyon University Project, Revenue Bond
7.38%, 10/01/29 144A	$180,000	$188,029
Massachusetts State Educational Financing Authority, Revenue Bond, Senior Series A
6.35%, 07/01/49	145,000	151,523
Texas Natural Gas Securitization Finance Corporation, Revenue Bond
5.10%, 04/01/35	2,538,426	2,579,115
Total Municipal Bonds (Cost $2,863,426)		2,918,667

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 1-Day SOFR (Annually); Receive 3% (Annually); Interest Rate Swap Maturing 07/30/2027 USD, Strike Price $3.00, Expires 07/28/26 (GSC)	1	$45,700,000	87
Pay 1-Day SOFR (Annually); Receive 3% (Annually); Interest Rate Swap Maturing 08/05/2027 USD, Strike Price $3.00, Expires 08/03/26 (MSCS)	1	34,300,000	168
Pay 1-Day SOFR (Annually); Receive 3% (Annually); Interest Rate Swap Maturing 08/13/2027 USD, Strike Price $3.00, Expires 08/11/26 (GSC)	1	16,400,000	175
Pay 1-Day SOFR (Annually); Receive 3% (Annually); Interest Rate Swap Maturing 08/13/2027 USD, Strike Price $3.00, Expires 08/11/26 (MSCS)	1	18,000,000	193
			623
	Number of Contracts	Notional Amount	Value
Put Swaptions — 0.0%
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/2027 USD, Strike Price $3.65, Expires 09/09/26 (DEUT)	1	$15,100,000	$67,932
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/2027 USD, Strike Price $3.65, Expires 09/09/26 (MSCS)	1	10,600,000	47,687
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/2027 USD, Strike Price $3.65, Expires 09/09/26 (DEUT)	1	20,900,000	94,025
Pay 4.25% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 12/11/2027 USD, Strike Price $4.25, Expires 12/09/26 (BNP)	1	56,800,000	95,538
			305,182
Total Purchased Options (Premiums paid $176,896)			305,805

	Par
U.S. TREASURY OBLIGATIONS — 19.3%
U.S. Treasury Bill
3.56%, 09/24/26Ω	$525,000	520,474
U.S. Treasury Inflationary Index Notes
2.13%, 04/15/29Δ	1,130,493	1,133,986
1.88%, 01/15/36	697,870	676,999
		1,810,985
U.S. Treasury Notes
0.50%, 04/30/27Δ	2,005,000	1,947,202
3.75%, 04/30/27	2,070,000	2,064,669
4.50%, 05/15/27Δ	8,000,000	8,027,400
3.88%, 05/31/27	9,000,000	8,982,237
4.63%, 06/15/27Δ	9,000,000	9,044,152

See Notes to Financial Statements.

	Par	Value
0.38%, 07/31/27Δ	$725,000	$696,425
3.50%, 01/31/28Δ	13,000,000	12,866,953
3.38%, 02/29/28Δ	5,465,000	5,397,328
3.50%, 04/30/28Δ	6,807,000	6,727,629
3.75%, 05/15/28Δ	2,075,000	2,059,762
4.00%, 05/31/28Δ	8,335,000	8,311,232
3.88%, 06/15/28Δ	2,000,000	1,989,336
3.88%, 07/15/28Δ	5,270,000	5,240,150
3.38%, 09/15/28Δ	5,005,000	4,922,202
3.50%, 10/15/28	6,525,000	6,430,438
3.50%, 11/15/28	381,000	375,307
3.50%, 12/15/28Δ	3,825,000	3,766,280
3.50%, 01/15/29Δ	4,095,000	4,029,576
3.50%, 02/15/29Δ	35,750,000	35,160,684
3.88%, 04/15/29Δ	22,885,000	22,714,257
4.13%, 06/15/29	5,600,000	5,594,969
4.25%, 06/30/29	2,000,000	2,004,688
3.75%, 01/31/31	450,000	441,545
3.88%, 03/31/31Δ	5,800,000	5,718,437
3.88%, 04/30/31Δ	2,790,000	2,750,330
		167,263,188
Total U.S. Treasury Obligations (Cost $171,041,009)		169,594,647

Shares
MONEY MARKET FUNDS — 5.6%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø §	7,107,501	7,107,501
	Shares	Value
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø ∞	41,923,780	$41,923,780
Total Money Market Funds (Cost $49,031,281)		49,031,281

	Par
REPURCHASE AGREEMENT — 0.3%
Citigroup Global Markets, Inc. 3.69% (dated 06/30/26, due 07/01/26, repurchase price $2,500,256, collateralized by U.S. Treasury Bills, 0.000%, due 09/08/26, total market value $2,551,120) (Cost $2,500,000)	$2,500,000	2,500,000
TOTAL INVESTMENTS — 103.7% (Cost $917,017,731)		913,565,597
Liabilities in Excess of Other Assets — (3.7)%		(32,570,776)
NET ASSETS — 100.0%		$880,994,821
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Day Federal Funds	08/2026	62	$24,876,907	$1,292
3-Year Commonwealth Treasury Bond	09/2026	96	6,951,904	36,966
5-Year Canadian Government Bond	09/2026	(17)	(1,355,685)	(6,168)
10-Year U.S. Treasury Note	09/2026	(107)	(11,758,297)	(72,027)
U.S. Treasury Long Bond	09/2026	(10)	(1,135,000)	(19,556)
Ultra 10-Year U.S. Treasury Note	09/2026	(195)	(21,931,406)	(238,247)
Ultra Long U.S. Treasury Bond	09/2026	(6)	(696,938)	(12,839)
2-Year U.S. Treasury Note	09/2026	1,782	367,328,672	(113,655)
5-Year U.S. Treasury Note	09/2026	(117)	(12,524,484)	12,327
3-Month Euro-Euribor	12/2026	62	17,253,375	11,978
3-Month SONIA SO3	03/2027	29	9,233,535	(8,264)
Total Futures Contracts outstanding at June 30, 2026			$376,242,583	$(408,193)
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at June 30, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/02/26	U.S. Dollars	2,921,164	Euro	2,507,407	BNP	$56,201
07/02/26	U.S. Dollars	3,267,397	Canadian Dollars	4,590,602	BNP	30,590
07/02/26	U.S. Dollars	759,937	Australian Dollars	1,065,983	JPM	21,903
07/02/26	U.S. Dollars	348,661	New Zealand Dollars	589,571	BAR	13,814
07/02/26	Canadian Dollars	4,465,836	U.S. Dollars	3,138,325	GSC	10,511
07/02/26	Euro	1,306,407	U.S. Dollars	1,483,817	HSBC	8,884
07/02/26	U.S. Dollars	1,443,320	Japanese Yen	233,298,278	SC	8,477
07/02/26	U.S. Dollars	755,889	British Pounds	564,000	BNP	7,771
07/02/26	U.S. Dollars	238,780	Swiss Francs	187,164	HSBC	7,142
07/02/26	U.S. Dollars	510,405	Singapore Dollars	651,818	BOA	6,584
07/02/26	U.S. Dollars	179,453	Australian Dollars	250,709	HSBC	5,874
08/05/26	U.S. Dollars	79,036	Israeli Shekels	227,595	JPM	2,483
09/16/26	U.S. Dollars	70,030	Thai Baht	2,259,930	GSC	1,551
08/05/26	U.S. Dollars	23,698	Israeli Shekels	66,840	CITI	1,216
07/21/26	U.S. Dollars	45,449	Israeli Shekels	132,027	CITI	1,058
07/02/26	U.S. Dollars	72,648	Singapore Dollars	92,679	DEUT	1,012
07/01/26	Indian Rupees	4,049,160	U.S. Dollars	41,787	CITI	989
07/02/26	U.S. Dollars	46,622	Euro	40,000	CITI	918
07/02/26	U.S. Dollars	40,385	Brazilian Reals	203,760	GSC	915
07/02/26	U.S. Dollars	34,323	Swiss Francs	27,000	BNP	907
07/15/26	U.S. Dollars	39,030	South Korean Won	59,165,187	HSBC	806
09/16/26	U.S. Dollars	36,416	Thai Baht	1,175,782	JPM	788
07/20/26	Indian Rupees	3,234,167	U.S. Dollars	33,559	HSBC	562
09/16/26	U.S. Dollars	25,006	Thai Baht	807,436	SC	540
09/16/26	Indian Rupees	4,906,498	U.S. Dollars	51,009	GSC	504
07/02/26	U.S. Dollars	34,644	Singapore Dollars	44,173	BAR	500
07/10/26	U.S. Dollars	14,739	Polish Zloty	53,714	JPM	460
08/12/26	U.S. Dollars	36,552	Israeli Shekels	107,394	CITI	424
07/13/26	Indian Rupees	3,457,865	U.S. Dollars	36,075	SC	423
07/21/26	U.S. Dollars	40,177	Israeli Shekels	118,409	BNP	365
08/12/26	U.S. Dollars	44,862	Israeli Shekels	132,280	JPM	362
09/16/26	Indian Rupees	3,281,888	U.S. Dollars	34,094	HSBC	362
07/02/26	U.S. Dollars	55,824	Chinese Offshore Yuan	376,894	SC	323
07/20/26	Indian Rupees	1,754,389	U.S. Dollars	18,188	DEUT	321
09/16/26	U.S. Dollars	18,192	Thai Baht	590,122	BNP	310
07/06/26	U.S. Dollars	16,000	Thai Baht	521,504	BNP	294
07/20/26	Indian Rupees	1,540,833	U.S. Dollars	15,997	BNP	259
08/18/26	Indian Rupees	2,749,929	U.S. Dollars	28,701	SC	244
07/21/26	U.S. Dollars	47,641	Israeli Shekels	141,006	BAR	231
09/16/26	Indonesian Rupiahs	926,049,900	U.S. Dollars	51,186	BNP	200
09/16/26	Indonesian Rupiahs	386,895,136	U.S. Dollars	21,272	GSC	196
07/02/26	Indonesian Rupiahs	985,863,120	U.S. Dollars	54,984	GSC	154
09/16/26	Indonesian Rupiahs	335,173,374	U.S. Dollars	18,458	DEUT	141
07/02/26	U.S. Dollars	32,750	Chinese Offshore Yuan	221,619	BNP	114
08/18/26	Indian Rupees	1,107,089	U.S. Dollars	11,543	GSC	110
12/16/26	Indonesian Rupiahs	1,106,531,431	U.S. Dollars	60,870	CITI	109
07/06/26	Thai Baht	494,095	U.S. Dollars	14,780	JPM	101
09/16/26	Indonesian Rupiahs	426,649,513	U.S. Dollars	23,586	SC	88
07/06/26	Indonesian Rupiahs	567,787,248	U.S. Dollars	31,645	CITI	83
07/27/26	Indian Rupees	3,567,764	U.S. Dollars	37,548	BNP	74
12/16/26	Indonesian Rupiahs	322,018,366	U.S. Dollars	17,687	BNP	59
07/06/26	U.S. Dollars	44,971	Indonesian Rupiahs	804,136,679	BNP	36
07/06/26	Indonesian Rupiahs	228,188,620	U.S. Dollars	12,716	SC	35
07/13/26	U.S. Dollars	9,934	Indian Rupees	938,102	DEUT	32
07/13/26	U.S. Dollars	9,974	Indian Rupees	941,886	HSBC	32

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
08/04/26	Brazilian Reals	52,237	U.S. Dollars	10,000	BNP	$31
07/02/26	U.S. Dollars	62,403	Indonesian Rupiahs	1,115,231,111	BNP	30
09/16/26	U.S. Dollars	18,165	Indian Rupees	1,727,391	JPM	30
07/06/26	Indonesian Rupiahs	98,104,476	U.S. Dollars	5,456	HSBC	26
09/16/26	U.S. Dollars	10,227	Indian Rupees	971,952	BOA	22
09/16/26	U.S. Dollars	3,859	Thai Baht	126,635	UBS	22
07/23/26	Polish Zloty	15,000	U.S. Dollars	3,972	JPM	16
08/03/26	Indian Rupees	1,446,057	U.S. Dollars	15,228	JPM	13
08/03/26	Indian Rupees	4,123,702	U.S. Dollars	43,450	BNP	11
09/16/26	U.S. Dollars	44,140	Indonesian Rupiahs	795,338,031	DEUT	8
08/03/26	Indian Rupees	578,645	U.S. Dollars	6,091	HSBC	8
08/03/26	Indian Rupees	578,437	U.S. Dollars	6,091	CITI	5
07/06/26	U.S. Dollars	5,029	Indonesian Rupiahs	89,943,665	DEUT	3
09/30/26	Indian Rupees	2,135,822	U.S. Dollars	22,393	JPM	3
09/30/26	Indian Rupees	743,678	U.S. Dollars	7,797	SC	1
09/16/26	Thai Baht	1,665	U.S. Dollars	50	BNP	— Φ
Subtotal Appreciation						$198,671
07/02/26	U.S. Dollars	413	Indonesian Rupiahs	7,388,000	HSBC	$— Φ
07/13/26	U.S. Dollars	7,797	Indian Rupees	738,727	SC	— Φ
07/02/26	U.S. Dollars	1,247	Indonesian Rupiahs	22,306,836	BNP	(1)
08/03/26	Indian Rupees	187,657	U.S. Dollars	1,979	JPM	(1)
08/03/26	Indian Rupees	188,135	U.S. Dollars	1,984	CITI	(1)
08/03/26	Indian Rupees	490,883	U.S. Dollars	5,177	BOA	(3)
08/03/26	U.S. Dollars	20,000	Indonesian Rupiahs	359,327,622	BNP	(5)
08/12/26	U.S. Dollars	18,008	Israeli Shekels	53,550	BOA	(7)
08/12/26	U.S. Dollars	4,024	Israeli Shekels	12,000	BNP	(13)
08/06/26	U.S. Dollars	5,444	Indonesian Rupiahs	98,104,476	HSBC	(17)
07/23/26	Polish Zloty	13,654	U.S. Dollars	3,656	BNP	(27)
07/29/26	U.S. Dollars	10,000	Indonesian Rupiahs	180,042,920	BNP	(28)
09/30/26	Indian Rupees	944,460	U.S. Dollars	9,934	DEUT	(31)
07/29/26	South Korean Won	15,414,148	U.S. Dollars	10,000	BNP	(33)
08/04/26	U.S. Dollars	212,620	Singapore Dollars	274,414	DEUT	(34)
07/31/26	Indian Rupees	1,893,724	U.S. Dollars	20,000	BNP	(36)
09/16/26	Indian Rupees	1,382,890	U.S. Dollars	14,557	BNP	(38)
09/16/26	U.S. Dollars	54,984	Indonesian Rupiahs	991,636,440	GSC	(41)
07/01/26	Indian Rupees	1,715,349	U.S. Dollars	18,165	JPM	(44)
09/16/26	U.S. Dollars	10,000	Thai Baht	331,560	SC	(47)
09/16/26	U.S. Dollars	35,685	Indonesian Rupiahs	644,184,589	SC	(60)
09/30/26	Indian Rupees	3,057,004	U.S. Dollars	32,115	HSBC	(60)
09/16/26	U.S. Dollars	17,687	Indonesian Rupiahs	319,842,865	BNP	(61)
07/30/26	U.S. Dollars	10,000	Thai Baht	333,521	BNP	(66)
07/02/26	Chinese Offshore Yuan	108,000	U.S. Dollars	15,972	BOA	(68)
07/29/26	Indian Rupees	3,976,936	U.S. Dollars	42,000	BNP	(68)
07/02/26	U.S. Dollars	14,045	Brazilian Reals	72,867	BNP	(70)
09/16/26	U.S. Dollars	25,723	Thai Baht	852,196	CITI	(100)
09/16/26	U.S. Dollars	66,730	Indian Rupees	6,366,047	JPM	(106)
07/27/26	South Korean Won	41,371,170	U.S. Dollars	26,857	BNP	(109)
08/04/26	U.S. Dollars	87,721	Canadian Dollars	124,379	HSBC	(122)
07/27/26	U.S. Dollars	54,770	Indonesian Rupiahs	985,276,356	BNP	(124)
08/04/26	U.S. Dollars	122,168	Singapore Dollars	157,809	UBS	(125)
08/04/26	U.S. Dollars	72,069	Chinese Offshore Yuan	489,169	DEUT	(139)
09/16/26	U.S. Dollars	92,515	Indonesian Rupiahs	1,670,214,244	CITI	(163)
09/16/26	U.S. Dollars	15,604	Thai Baht	520,396	JPM	(165)
07/06/26	South Korean Won	12,130,821	U.S. Dollars	8,000	BNP	(167)
08/04/26	U.S. Dollars	274,611	Singapore Dollars	354,611	BOA	(191)
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/16/26	Indonesian Rupiahs	368,549,350	U.S. Dollars	20,692	SC	$(242)
09/16/26	U.S. Dollars	21,114	Thai Baht	704,992	HSBC	(248)
09/16/26	Indonesian Rupiahs	475,739,784	U.S. Dollars	26,676	CITI	(278)
07/07/26	U.S. Dollars	122,114	Israeli Shekels	364,619	JPM	(435)
09/16/26	Indonesian Rupiahs	1,084,652,816	U.S. Dollars	60,650	GSC	(464)
08/04/26	Brazilian Reals	131,264	U.S. Dollars	25,773	BNP	(565)
08/04/26	U.S. Dollars	264,596	Swiss Francs	213,447	SC	(642)
07/02/26	Japanese Yen	5,111,488	U.S. Dollars	32,169	SC	(732)
07/23/26	Polish Zloty	210,752	U.S. Dollars	56,799	DEUT	(777)
07/01/26	U.S. Dollars	60,000	Indian Rupees	5,762,772	BNP	(879)
09/02/26	Brazilian Reals	287,245	U.S. Dollars	55,805	GSC	(1,032)
08/04/26	U.S. Dollars	454,902	Australian Dollars	659,692	HSBC	(1,527)
07/23/26	Polish Zloty	211,278	U.S. Dollars	57,818	UBS	(1,656)
07/02/26	Japanese Yen	12,294,774	U.S. Dollars	77,295	BOA	(1,679)
07/02/26	Euro	73,000	U.S. Dollars	85,108	BNP	(1,699)
08/04/26	U.S. Dollars	746,323	British Pounds	564,000	JPM	(1,779)
07/07/26	Israeli Shekels	267,000	U.S. Dollars	91,870	CITI	(2,130)
07/23/26	Polish Zloty	458,347	U.S. Dollars	124,124	CITI	(2,287)
09/16/26	Indonesian Rupiahs	1,498,564,003	U.S. Dollars	85,687	BNP	(2,533)
07/02/26	Japanese Yen	41,557,692	U.S. Dollars	261,367	BNP	(5,777)
09/17/26	Mexican Pesos	8,037,145	U.S. Dollars	462,604	JPM	(6,052)
08/04/26	Japanese Yen	232,688,259	U.S. Dollars	1,443,320	SC	(8,048)
08/04/26	U.S. Dollars	1,485,819	Euro	1,306,407	HSBC	(9,136)
08/04/26	Brazilian Reals	2,418,736	U.S. Dollars	473,868	GSC	(9,377)
07/02/26	Australian Dollars	657,000	U.S. Dollars	464,321	CITI	(9,447)
08/04/26	U.S. Dollars	3,138,325	Canadian Dollars	4,459,491	GSC	(11,199)
07/02/26	Euro	1,168,000	U.S. Dollars	1,346,380	HSBC	(11,823)
07/02/26	Japanese Yen	174,594,123	U.S. Dollars	1,094,255	HSBC	(20,458)
Subtotal Depreciation						$(115,272)
Total Forward Foreign Currency Contracts outstanding at June 30, 2026						$83,399

Swap Agreements outstanding at June 30, 2026:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Republic of Korea, 2.75% due 1/19/2027 (Pay Quarterly)	(1.00)%	12/20/2030	MSCS	USD	1,600,000	$(53,139)	$(62,820)	$9,681
						$(53,139)	$(62,820)	$9,681

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
3.65% (Annually)	1-Day SOFR (Annually)	9/11/2027	USD	24,100,000	$98,543	$38,770	$59,773
3.86% (Annually)	1-Day SOFR (Annually)	2/28/2029	USD	5,400,000	8,650	—	8,650
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	2,200,000	11,169	5,556	5,613

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.33% (Annually)	1-Day SOFR (Annually)	8/31/2030	USD	15,130,000	$327,844	$71,558	$256,286
3.75% (Annually)	1-Day SOFR (Annually)	12/17/2032	USD	2,000,000	18,566	(45,341)	63,907
6-Month EURIBOR (Semiannually)	2.75% (Annually)	9/16/2036	EUR	600,000	(10,760)	(21,175)	10,415
3.00% (Annually)	6-Month EURIBOR (Semiannually)	9/16/2056	EUR	300,000	5,488	2,661	2,827
Subtotal Appreciation					$459,500	$52,029	$407,471
4.00% (Annually)	1-Day SOFR (Annually)	11/30/2030	USD	7,500,000	$(28,679)	$1,401	$(30,080)
1-Day SONIA (Annually)	3.50% (Annually)	3/18/2031	GBP	7,260,000	(236,110)	(31,356)	(204,754)
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	5/25/2031	CAD	1,700,000	(9,430)	(437)	(8,993)
2.75% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/17/2031	CAD	4,300,000	12,901	24,931	(12,030)
6-Month ASX BBSW (Semiannually)	4.25% (Semiannually)	3/18/2036	AUD	4,200,000	(132,965)	7,362	(140,327)
Subtotal Depreciation					$(394,283)	$1,901	$(396,184)
Net Centrally Cleared Interest Rate Swaps outstanding at June 30, 2026					$65,217	$53,930	$11,287
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$4,696,178	$—	$4,696,178	$—
Asset-Backed Securities	170,155,276	—	170,075,131	80,145
Corporate Bonds	256,785,836	—	256,785,836	—
Foreign Bonds	71,373,088	—	71,373,088	—
Loan Agreements	12,977,451	—	12,125,426	852,025
Money Market Funds	49,031,281	49,031,281	—	—
Mortgage-Backed Securities	173,227,368	—	170,219,630	3,007,738
Municipal Bonds	2,918,667	—	2,918,667	—
Purchased Options:
Call Swaptions	623	—	623	—
Put Swaptions	305,182	—	305,182	—
Total Purchased Options	305,805	—	305,805	—
Repurchase Agreement	2,500,000	—	2,500,000	—
U.S. Treasury Obligations	169,594,647	—	169,594,647	—
Total Assets - Investments in Securities	$913,565,597	$49,031,281	$860,594,408	$3,939,908
Other Financial Instruments***
Forward Foreign Currency Contracts	$198,671	$—	$198,671	$—
Futures Contracts	62,563	62,563	—	—
Swap Agreements	417,152	—	417,152	—
Total Assets - Other Financial Instruments	$678,386	$62,563	$615,823	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(115,272)	$—	$(115,272)	$—
Futures Contracts	(470,756)	(470,756)	—	—
Swap Agreements	(396,184)	—	(396,184)	—
Total Liabilities - Other Financial Instruments	$(982,212)	$(470,756)	$(511,456)	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the year ended June 30, 2026.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended June 30, 2026.

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.6%
Federal Farm Credit Banks Funding Corporation
2.90%, 04/12/32	$2,640,000	$2,453,818
3.30%, 05/19/32	1,310,000	1,244,017
2.85%, 03/28/34	2,880,000	2,587,217
1.70%, 04/23/35	3,800,000	2,981,035
3.08%, 03/30/37	1,770,000	1,542,144
Federal Home Loan Mortgage Corporation
0.80%, 10/28/26	7,200,000	7,127,655
Tennessee Valley Authority
3.50%, 12/15/42	500,000	416,121
4.25%, 09/15/52	1,050,000	887,076
5.25%, 02/01/55	350,000	344,448
4.63%, 09/15/60	125,000	111,115
4.25%, 09/15/65	5,400,000	4,421,593
Tennessee Valley Authority Principal Strip
3.50%, 09/15/39Ω	400,000	205,531
3.06%, 01/15/48Ω	600,000	192,793
2.25%, 04/01/56Ω	1,000,000	208,058
Total Agency Obligations (Cost $26,476,421)		24,722,621
ASSET-BACKED SECURITIES — 12.8%
720 East CLO IV, Ltd., Series 2024-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.26%), 4.93%, 07/15/39 144A †	3,450,000	3,454,099
Aaset Trust, Series 2021-1A, Class A
2.95%, 11/16/41 144A	305,625	294,791
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	187,363	178,179
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	920,053	927,028
AASET, Ltd., Series 2025-2A, Class A
5.52%, 02/16/50 144A	324,373	322,105
AASET, Ltd., Series 2025-3A, Class A
5.24%, 02/16/50 144A	240,852	237,245
AASET, Series 2024-1A, Class A1
6.26%, 05/16/49 144A	772,712	786,429
AASET, Series 2024-1A, Class A2
6.26%, 05/16/49 144A	618,170	629,143
AASET, Series 2025-1A, Class A
5.94%, 02/16/50 144A	898,032	902,321
ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1, Class A2B
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor), 4.16%, 03/25/37†	2,064,407	836,290
	Par	Value
ACHM Trust, Series 2025-HE1, Class A
5.92%, 03/25/55 144A	$185,525	$186,643
Acrec LLC, Series 2025-FL3, Class B
(Floating, CME Term SOFR 1M + 1.94%), 5.58%, 08/18/42 144A †	1,250,000	1,249,428
Acrec LLC, Series 2026-FL5, Class C
(Floating, CME Term SOFR 1M + 1.95%), 5.55%, 07/18/43 144A †	300,000	300,255
Acrec LLC, Series 2065-FL5, Class B
(Floating, CME Term SOFR 1M + 1.75%), 5.35%, 07/18/43 144A †	700,000	700,595
Affirm Master Trust, Series 2025-3A, Class B
4.75%, 10/16/34 144A	125,000	124,097
AGL CLO 39, Ltd., Series 2025-39A, Class B
(Floating, CME Term SOFR 3M + 1.50%), 5.18%, 04/20/38 144A †	900,000	899,166
AGL CLO 42, Ltd., Series 2025-42A, Class A1
(Floating, CME Term SOFR 3M + 1.30%), 4.96%, 07/22/38 144A †	535,000	536,177
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	967,070	967,200
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2
1.94%, 08/15/46 144A	3,400,000	3,388,998
Aligned Data Centers Issuer LLC, Series 2026-1A, Class A2I
5.91%, 06/15/56 144A	1,500,000	1,507,612
ALLO Issuer LLC, Series 2024-1A, Class A2
5.94%, 07/20/54 144A	1,000,000	1,008,216
ALLO Issuer LLC, Series 2025-1A, Class A2
5.53%, 04/20/55 144A	500,000	502,344
ALLO Issuer LLC, Series 2026-1A, Class A2
5.61%, 06/20/56 144A	450,000	454,594
ALTDE Trust, Series 2025-1A, Class A
5.90%, 08/15/50 144A	1,278,515	1,285,067
ALTDE Trust, Series 2026-1A, Class A
5.52%, 03/31/51 144A	1,036,714	1,036,373
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29	1,190,746	1,146,950
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34	1,868,333	1,686,157
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
American Credit Acceptance Receivables Trust, Series 2025-1, Class D
5.54%, 08/12/31 144A	$1,390,000	$1,403,513
American Credit Acceptance Receivables Trust, Series 2025-4, Class B
4.55%, 01/14/30 144A	1,100,000	1,100,809
American Express Credit Account Master Trust, Series 2025-3, Class A
4.51%, 04/15/32	2,600,000	2,609,624
Anchorage Capital CLO 6, Ltd., Series 2015-6A, Class AR4
(Floating, CME Term SOFR 3M + 1.37%), 5.03%, 07/22/38 144A †	670,000	671,764
Anchorage Credit Funding 13, Ltd., Series 2021-13A, Class A2
2.80%, 07/27/39 144A	1,000,000	947,631
Applebee's Funding LLC, Series 2025-1A, Class A2
6.72%, 06/07/55 144A	2,095,000	2,092,712
Aqua Finance Issuer Trust, Series 2025-A, Class A
5.25%, 12/19/50 144A	395,579	396,444
Aqua Finance Trust, Series 2024-A, Class B
5.06%, 04/18/50 144A	1,515,000	1,500,135
Aqueduct European CLO 14 DAC, Series 2025-14A, Class B
(Floating, Euribor 3M + 1.85%), 4.02%, 01/25/39(E) 144A †	1,100,000	1,264,586
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 5.04%, 01/15/37 144A †	366,185	366,105
Arby's Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	2,073,500	2,029,377
AREIT, Ltd., Series 2025-CRE10, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.02%, 12/17/29 144A †	1,300,000	1,301,856
AREIT, Series 2025-CRE11, Class B
(Floating, CME Term SOFR 1M + 2.00%), 5.64%, 06/18/43 144A †	300,000	298,970
Ares Direct Lending CLO 2 LLC, Series 2024-2A, Class C
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.03%, 10/20/36 144A †	1,500,000	1,501,513
Ares Direct Lending CLO 6 LLC, Series 2025-2A, Class A1
(Floating, CME Term SOFR 3M + 1.45%), 5.13%, 10/16/37 144A †	2,350,000	2,348,881
	Par	Value
Ares Direct Lending CLO 6 LLC, Series 2025-2A, Class B
(Floating, CME Term SOFR 3M + 1.80%), 5.48%, 10/16/37 144A †	$1,500,000	$1,497,868
Ares Direct Lending CLO 7 LLC, Series 2025-3A, Class B
(Floating, CME Term SOFR 3M + 1.85%), 5.53%, 01/20/38 144A †	500,000	499,328
Ares Direct Lending CLO 8 LLC, Series 2025-4A, Class B
(Floating, CME Term SOFR 3M + 1.75%), 5.43%, 01/20/39 144A †	800,000	798,766
Ares European CLO XXI DAC, Series 21A, Class B
(Floating, Euribor 3M + 1.70%), 3.90%, 04/15/38(E) 144A †	610,000	699,927
Ares LVI CLO, Ltd., Series 2020-56A, Class CR2
(Floating, CME Term SOFR 3M + 1.90%), 5.57%, 01/25/38 144A †	1,000,000	1,003,617
Ares XLI CLO, Ltd., Series 2016-41A, Class A1R3
(Floating, CME Term SOFR 3M + 1.26%), 4.87%, 04/15/39 144A †	6,360,000	6,369,972
Arini European CLO IX DAC, Series 9A, Class B
(Floating, Euribor 3M + 2.00%), 4.10%, 04/15/40(E) 144A †	800,000	922,788
Arini European CLO VII DAC, Series 7A, Class B
(Floating, Euribor 3M + 1.80%), 3.90%, 01/15/39(E) 144A †	1,700,000	1,938,955
Armada Euro CLO IX DAC, Series 9A, Class B
(Floating, Euribor 3M + 1.85%), 4.00%, 10/30/39(E) 144A †	1,400,000	1,613,607
Atlas SP Aircraft Loan Participation
0.00%, 12/12/30†††	1,200,000	1,200,840
Aurium CLO VIII DAC, Series 8A, Class CR
(Floating, Euribor 3M + 2.15%), 4.39%, 10/16/38(E) 144A †	1,600,000	1,837,807
AutoNation Finance Trust, Series 2025-1A, Class C
5.19%, 12/10/30 144A	100,000	100,644
AutoNation Finance Trust, Series 2025-1A, Class D
5.63%, 09/10/32 144A	100,000	100,642
AutoNation Finance Trust, Series 2026-1A, Class D
5.07%, 01/11/34 144A	300,000	297,001
AutoNation Finance Trust, Series 2026-2A, Class D
5.75%, 05/15/34 144A	100,000	100,404

See Notes to Financial Statements.

	Par	Value
Avant Loans Funding Trust, Series 2026-REV1, Class A
4.52%, 05/15/36 144A	$455,000	$450,988
Avant Loans Funding Trust, Series 2026-REV1, Class B
4.89%, 05/15/36 144A	445,000	441,161
Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A
5.25%, 04/20/29 144A	1,075,000	1,085,327
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D
7.35%, 04/20/28 144A	250,000	252,768
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C
7.34%, 02/20/30 144A	1,305,000	1,360,923
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A
5.36%, 06/20/30 144A	780,000	792,829
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B
5.85%, 06/20/30 144A	1,000,000	1,019,860
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C
6.48%, 06/20/30 144A	250,000	256,857
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A
5.23%, 12/20/30 144A	1,345,000	1,363,459
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C
6.11%, 12/20/30 144A	250,000	254,752
Avis Budget Rental Car Funding LLC, Series 2026-4A, Class B
5.48%, 12/20/32 144A	715,000	717,825
Avis Budget Rental Car Funding LLC, Series 2026-4A, Class C
5.87%, 12/20/32 144A	105,000	105,843
Bain Capital Credit CLO, Ltd., Series 2017-2A, Class BR3
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 5.42%, 07/25/37 144A †	1,925,000	1,929,144
Bain Capital Credit CLO, Ltd., Series 2022-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.38%, 1.38% Floor), 5.06%, 10/16/37 144A †	325,000	325,731
Bain Capital Credit CLO, Ltd., Series 2024-6A, Class B
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 5.37%, 01/21/38 144A †	1,715,000	1,718,071
	Par	Value
Bain Capital Credit CLO, Ltd., Series 2025-5A, Class D1
(Floating, CME Term SOFR 3M + 2.60%), 6.22%, 01/19/39 144A †	$1,890,000	$1,903,335
Bain Capital Credit CLO, Series 2019-1A, Class CR3
(Floating, CME Term SOFR 3M + 1.60%), 5.28%, 04/19/34 144A †	3,425,000	3,425,151
Barings CLO, Ltd., Series 2024-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.17%), 4.85%, 01/20/39 144A †	4,825,000	4,826,274
BCRED CLO LLC, Series 2025-1A, Class C
(Floating, CME Term SOFR 3M + 2.00%), 5.68%, 04/20/37 144A †	900,000	900,267
BDS LLC, Series 2024-FL13, Class AS
(Floating, CME Term SOFR 1M + 1.99%, 1.99% Floor), 5.63%, 09/19/39 144A †	1,000,000	1,001,743
BDS LLC, Series 2025-FL14, Class B
(Floating, CME Term SOFR 1M + 1.69%), 5.33%, 10/17/42 144A †	1,350,000	1,353,137
BDS LLC, Series 2025-FL15, Class B
(Floating, CME Term SOFR 1M + 1.90%), 5.54%, 03/19/43 144A †	1,250,000	1,245,431
BDS LLC, Series 2025-FL16, Class B
(Floating, CME Term SOFR 1M + 1.85%), 5.49%, 06/19/43 144A †	300,000	298,140
Belmont Park CLO, Ltd., Series 2024-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.28%), 4.95%, 04/15/37 144A †	1,600,000	1,603,407
Benefit Street Partners CLO 43, Ltd., Series 2025-43A, Class A
(Floating, CME Term SOFR 3M + 1.27%), 4.95%, 10/20/38 144A †	250,000	250,420
BHG Securitization Trust, Series 2025-1CON, Class A
4.82%, 04/17/36 144A	280,116	279,371
BHG Securitization Trust, Series 2025-1CON, Class B
5.26%, 04/17/36 144A	72,050	72,082
Birch Grove CLO 13, Ltd., Series 2025-13A, Class A1
(Floating, CME Term SOFR 3M + 1.31%), 4.98%, 10/23/38 144A †	680,000	681,203
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Birch Grove CLO 6, Ltd., Series 2023-6A, Class A1R
(Floating, CME Term SOFR 3M + 1.38%), 5.06%, 07/20/37 144A †	$400,000	$401,049
Birch Grove CLO 7, Ltd., Series 2023-7A, Class A1R
(Floating, CME Term SOFR 3M + 1.26%), 4.94%, 10/20/38 144A †	450,000	450,659
Birch Grove CLO 8, Ltd., Series 2024-8A, Class A1R
(Floating, CME Term SOFR 3M + 1.29%), 4.97%, 04/20/39 144A †	5,200,000	5,210,340
Blackstone Strategic Capital Holdings
5.92%, 12/31/33	1,500,000	1,500,000
Blue Stream Issuer LLC, Series 2023-1A, Class A2
5.40%, 05/20/53 144A	1,000,000	1,001,778
Bridgepoint CLO IX DAC, Series 9A, Class B
(Floating, Euribor 3M + 1.80%), 3.91%, 10/15/39(E) 144A †	1,300,000	1,491,877
BRSP, Ltd., Series 2024-FL2, Class A
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 5.58%, 08/19/37 144A †	750,000	750,306
BSPDF Issuer LLC, Series 2026-FL4, Class B
(Floating, CME Term SOFR 1M + 1.85%), 5.49%, 11/18/43 144A †	600,000	600,297
BSPDF Issuer LLC, Series 2026-FL4, Class C
(Floating, CME Term SOFR 1M + 2.05%), 5.69%, 11/18/43 144A †	350,000	350,173
BSPRT Issuer LLC, Series 2024-FL11, Class B
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 5.92%, 07/15/39 144A †	250,000	250,507
BSPRT Issuer LLC, Series 2025-FL12, Class AS
(Floating, CME Term SOFR 1M + 1.65%), 5.28%, 01/17/43 144A †	300,000	300,488
BSPRT Issuer LLC, Series 2026-FL13, Class B
(Floating, CME Term SOFR 1M + 2.00%), 5.64%, 10/18/43 144A †	1,100,000	1,101,935
BXMT, Ltd., Series 2026-FL6, Class B
(Floating, CME Term SOFR 1M + 1.95%), 5.59%, 08/19/43 144A †	1,050,000	1,050,066
ByzFunder Asset Securitization I LLC, Series 2026-1, Class A
6.46%, 06/15/32 144A	735,000	734,132
CAL Funding IV, Ltd., Series 2020-1A, Class A
2.22%, 09/25/45 144A	106,444	102,112
	Par	Value
Capital Automotive REIT, Series 2024-3A, Class A2
4.55%, 10/15/54 144A	$1,176,000	$1,124,011
Carlyle U.S. CLO, Ltd., Series 2021-8A, Class A1R
(Floating, CME Term SOFR 3M + 1.27%), 4.94%, 10/15/38 144A †	4,225,000	4,233,443
Carlyle U.S. CLO, Ltd., Series 2026-1A, Class A1
(Floating, CME Term SOFR 3M + 1.16%), 4.84%, 04/25/39 144A †	6,025,000	6,033,387
CarMax Select Receivables Trust, Series 2025-A, Class C
5.46%, 07/15/31	485,000	490,841
CarMax Select Receivables Trust, Series 2025-A, Class D
5.86%, 07/15/31	840,000	850,251
CarMax Select Receivables Trust, Series 2025-B, Class D
5.33%, 07/15/31	800,000	798,319
CarMax Select Receivables Trust, Series 2026-B, Class C
5.19%, 10/15/32	100,000	100,350
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor, 14.50% Cap), 3.91%, 01/25/37†	843,615	772,285
CARS-DB7 LP, Series 2023-1A, Class A1
5.75%, 09/15/53 144A	513,563	514,886
Carvana Auto Receivables Trust, Series 2024-P4, Class C
5.10%, 05/12/31	840,000	836,347
Carvana Auto Receivables Trust, Series 2024-P4, Class D
5.60%, 12/10/32	1,250,000	1,249,705
Carvana Auto Receivables Trust, Series 2025-P1, Class C
5.34%, 08/11/31	1,495,000	1,507,206
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A
3.97%, 04/15/39 144A	62,951	62,006
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A
5.78%, 02/15/50 144A	863,690	867,313
Castlelake Aircraft Structured Trust, Series 2025-2A, Class A
5.47%, 08/15/50 144A	981,831	976,766
Castlelake Aircraft Structured Trust, Series 2025-3A, Class A
5.09%, 11/15/50 144A	1,049,397	1,035,977
Castlelake Aircraft Structured Trust, Series 2026-1A, Class A
5.07%, 03/15/51 144A	1,126,102	1,108,246
Castlelake Aircraft Structured Trust, Series 2026-2A, Class A
5.33%, 04/15/51 144A	829,788	826,710

See Notes to Financial Statements.

	Par	Value
CBAMR, Ltd., Series 2019-9A, Class DR
(Floating, CME Term SOFR 3M + 4.15%, 4.15% Floor), 7.82%, 07/15/37 144A †	$1,600,000	$1,610,425
CBAMR, Ltd., Series 2021-14A, Class A1R
(Floating, CME Term SOFR 3M + 1.28%), 4.96%, 10/20/38 144A †	1,240,000	1,242,226
Ceamer Finance III LLC
6.79%, 11/15/39†††	487,788	494,230
Ceamer Finance IV LLC
0.00%, 11/15/40†††	543,527	540,701
Cedar Funding IX CLO, Ltd., Series 2018-9A, Class AR
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 5.10%, 07/20/37 144A †	1,085,000	1,087,671
Cerberus Loan Funding 50 LLC, Series 2025-1A, Class A
(Floating, CME Term SOFR 3M + 1.65%), 5.32%, 07/15/37 144A †	1,250,000	1,250,695
Cerberus Loan Funding 50 LLC, Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.95%), 5.62%, 07/15/37 144A †	300,000	299,731
Cerberus Loan Funding 51 LLC, Series 2025-2A, Class B
(Floating, CME Term SOFR 3M + 1.85%), 5.52%, 10/15/37 144A †	1,000,000	999,765
Cerberus Loan Funding 52 LLC, Series 2025-3A, Class B
(Floating, CME Term SOFR 3M + 1.80%), 5.47%, 10/15/37 144A †	750,000	749,037
Cerberus Loan Funding 53 LLC, Series 2025-4A, Class C
(Floating, CME Term SOFR 3M + 2.00%), 5.67%, 01/15/38 144A †	300,000	300,052
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR
(Floating, CME Term SOFR 3M + 1.60%), 5.25%, 03/22/35 144A †	500,000	501,014
Cerberus Loan Funding XL LLC, Series 2023-1A, Class CR
(Floating, CME Term SOFR 3M + 2.65%), 6.30%, 03/22/35 144A †	450,000	450,822
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class A
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.02%, 01/15/36 144A †	1,750,000	1,752,413
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class B
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 6.87%, 01/15/36 144A †	1,000,000	1,002,887
	Par	Value
Cerberus Loan Funding XLIV LLC, Series 2023-5AR, Class A1R
(Floating, 1.52% - CME Term SOFR 3M), 0.00%, 01/15/36 144A †	$850,000	$850,421
Cerberus Loan Funding XLIV LLC, Series 2023-5AR, Class A2R
(Floating, 1.75% - CME Term SOFR 3M), 0.00%, 01/15/36 144A †	250,000	250,124
Cerberus Loan Funding XLIV LLC, Series 2023-5AR, Class BR
(Floating, 2.05% - CME Term SOFR 3M), 0.00%, 01/15/36 144A †	1,000,000	1,000,966
Cerberus Loan Funding XLV LLC, Series 2024-1A, Class B
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.07%, 04/15/36 144A †	1,500,000	1,501,979
Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class C
(Floating, CME Term SOFR 3M + 2.55%, 2.55% Floor), 6.22%, 07/15/36 144A †	1,000,000	998,630
Cerberus Loan Funding XLVIII LLC, Series 2024-4A, Class B
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 5.52%, 10/15/36 144A †	950,000	946,392
Cerberus Loan Funding XXXII LP, Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.88%, 1.88% Floor), 5.55%, 04/22/33 144A †	800,424	801,303
CF Hippolyta Issuer LLC, Series 2022-1A, Class A2
6.11%, 08/15/62 144A	1,664,782	1,670,589
CIFC Funding, Ltd., Series 2018-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 5.00%, 01/18/38 144A †	2,720,000	2,724,978
CIFC Funding, Ltd., Series 2019-4A, Class A1R2
(Floating, CME Term SOFR 3M + 1.30%), 4.97%, 07/15/38 144A †	375,000	375,822
CIFC Funding, Ltd., Series 2019-7A, Class A1R
(Floating, CME Term SOFR 3M + 1.28%), 4.96%, 10/19/38 144A †	470,000	470,997
CIFC Funding, Ltd., Series 2021-4A, Class AR
(Floating, CME Term SOFR 3M + 1.36%, 1.36% Floor), 5.03%, 07/23/37 144A †	250,000	250,556
CIFC Funding, Ltd., Series 2022-1AR, Class BR
(Floating, 1.45% - CME Term SOFR 3M), 0.00%, 07/17/41 144A †	1,150,000	1,150,000
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Citibank Credit Card Issuance Trust, Series 2025-A2, Class A
4.49%, 06/21/32	$1,850,000	$1,853,962
Citigroup Mortgage Loan Trust, Series 2006-WF1, Class A1
(Step to 4.85% on 8/25/26), 4.94%, 03/25/36 STEP	1,718,002	802,601
Citizens Auto Receivables Trust, Series 2023-1, Class A3
5.84%, 01/18/28 144A	240,229	240,661
CLI Funding VI LLC, Series 2020-3A, Class A
2.07%, 10/18/45 144A	37,783	35,393
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	641,216	593,171
CLI Funding VIII LLC, Series 2022-1A, Class A1
2.72%, 01/18/47 144A	159,533	146,830
Cloud Capital Holdco LP, Series 2024-2A, Class A2
5.92%, 11/22/49 144A	315,000	313,597
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A4
3.04%, 07/20/51 144A	800,000	685,626
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1
5.32%, 05/25/50 144A	500,000	499,112
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2
5.66%, 02/25/50 144A	600,000	601,089
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3
5.85%, 02/25/50 144A	95,000	95,252
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2
5.29%, 07/25/50 144A	705,000	696,510
Corevest American Finance Trust, Series 2021-1, Class D
3.25%, 04/15/53 144A	240,000	210,493
CoreVest American Finance Trust, Series 2021-3, Class D
3.47%, 10/15/54 144A	100,000	89,416
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C
5.38%, 03/17/36 144A	200,000	199,673
CVC Cordatus Loan Fund III DAC, Series 3A, Class B1R3
(Floating, Euribor 3M + 1.65%), 3.85%, 05/26/38(E) 144A †	1,600,000	1,839,247
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.86%, 0.75% Floor), 4.51%, 03/25/34†	33,170	34,939
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, CME Term SOFR 1M + 0.35%, 0.24% Floor, 16.00% Cap), 3.98%, 12/15/35†	7,072	6,922
	Par	Value
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2
4.50%, 05/20/49 144A	$380,000	$368,369
CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2
4.65%, 05/20/49 144A	305,000	291,477
DataBank Issuer II LLC, Series 2025-1A, Class A2
5.18%, 09/27/55 144A	405,000	397,580
DB Master Finance LLC, Series 2025-1A, Class A2II
5.17%, 08/20/55 144A	298,500	295,819
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class A1A
(Step to 6.31% on 5/25/30), 5.31%, 03/25/61 144A STEP	577,851	575,678
Diameter Capital CLO 10, Ltd., Series 2025-10A, Class A
(Floating, CME Term SOFR 3M + 1.31%), 4.99%, 04/20/38 144A †	250,000	250,552
Diameter Capital CLO 4, Ltd., Series 2022-4A, Class ARR
(Floating, CME Term SOFR 3M + 1.23%), 4.90%, 01/15/39 144A †	500,000	500,550
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2II
3.15%, 04/25/51 144A	272,300	249,942
Drive Auto Receivables Trust, Series 2025-2, Class D
4.90%, 12/15/32	500,000	495,641
Driven Brands Funding LLC
5.30%, 10/20/55 144A	89,550	87,091
Dryden 54 Senior Loan Fund, Series 2017-54A, Class C
(Floating, CME Term SOFR 3M + 2.41%), 6.09%, 10/19/29 144A †	1,000,000	1,004,232
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	400,000	408,041
Dwight Issuer LLC, Series 2026-FL2, Class AS
(Floating, CME Term SOFR 1M + 1.65%), 5.25%, 01/18/44 144A †	750,000	750,457
Eclipse Aircraft LLC, Series 2026-1, Class A
5.63%, 05/15/51 144A	794,329	796,660
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.31%), 4.94%, 12/27/66 144A †	508,308	521,321
EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2
4.45%, 07/25/55 144A	900,000	856,994
EFMT, Series 2025-CES4, Class A1
(Step to 6.43% on 8/25/29), 5.43%, 06/25/60 144A STEP	748,816	749,117

See Notes to Financial Statements.

	Par	Value
Eldridge CLO, Ltd., Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.65%), 5.33%, 10/20/38 144A †	$800,000	$803,114
Eldridge CLO, Ltd., Series 2025-2A, Class C
(Floating, CME Term SOFR 3M + 1.85%), 5.50%, 01/20/39 144A †	675,000	677,145
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	850,000	860,952
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3
4.67%, 08/15/28	73,691	73,712
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 05/15/31	1,365,000	1,376,480
Exeter Automobile Receivables Trust, Series 2026-3A, Class D
5.44%, 10/15/32	300,000	300,670
FHF Issuer Trust, Series 2026-1A, Class A2
5.41%, 09/16/30 144A	600,000	602,345
FIGRE Trust, Series 2024-HE1, Class A
6.17%, 03/25/54 144A	166,059	168,279
FIGRE Trust, Series 2024-HE2, Class A
6.38%, 05/25/54 144A	1,050,585	1,067,986
FIGRE Trust, Series 2024-HE3, Class A
5.94%, 07/25/54 144A	583,737	589,129
FIGRE Trust, Series 2024-HE3, Class B
6.13%, 07/25/54 144A	291,868	294,390
FIGRE Trust, Series 2024-HE4, Class A
5.06%, 09/25/54 144A	286,410	285,323
FIGRE Trust, Series 2024-HE5, Class A
5.44%, 10/25/54 144A	1,048,006	1,051,961
FIGRE Trust, Series 2024-HE6, Class A
5.72%, 12/25/54 144A	449,069	452,035
FIGRE Trust, Series 2025-HE1, Class A
5.83%, 01/25/55 144A	423,245	426,970
FIGRE Trust, Series 2025-PF1, Class A
5.76%, 06/25/55 144A	1,102,172	1,105,156
FIGRE Trust, Series 2025-PF2, Class A
5.02%, 10/25/55 144A	542,232	533,775
FIGRE Trust, Series 2026-FL2, Class A2
(Step to 6.82% on 8/25/30), 5.82%, 06/25/56 144A STEP	600,000	600,894
	Par	Value
FIGRE Trust, Series 2026-FL2, Class A3
(Step to 6.92% on 7/25/30), 5.92%, 06/25/56 144A STEP	$150,000	$150,211
FIGRE Trust, Series 2026-HE2, Class B
5.25%, 01/25/56 144A	369,509	364,285
FIGRE Trust, Series 2026-HE5, Class A
5.61%, 06/25/56 144A	350,000	349,674
FIGRE Trust, Series 2026-HE5, Class B
5.81%, 06/25/56 144A	340,619	342,478
First Investors Auto Owner Trust, Series 2025-1A, Class D
5.22%, 12/15/33 144A	100,000	98,997
FirstKey Homes Trust, Series 2022-SFR3, Class B
4.50%, 07/17/26 144A	1,500,000	1,496,992
Five Guys Holdings, Inc., Series 2023-1A, Class A2
7.55%, 01/26/54 144A	985,000	1,003,280
FOCUS Brands Funding, Series 2023-2, Class A2
8.24%, 10/30/53 144A	633,750	658,364
Fora Financial Asset Securitization LLC, Series 2026-1A, Class A
5.85%, 06/15/32 144A	125,000	125,069
Fora Financial Asset Securitization LLC, Series 2026-1A, Class B
6.54%, 06/15/32 144A	115,000	115,099
Ford Credit Auto Owner Trust, Series 2024-1, Class A
Already stepped, no disclosure, 4.87%, 08/15/36 144A STEP	1,700,000	1,718,190
Ford Credit Auto Owner Trust, Series 2025-2, Class A
Already stepped, no disclosure, 4.37%, 02/15/38 144A STEP	3,500,000	3,472,771
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 5.68%, 10/18/33 144A †	1,250,000	1,251,299
Foundation Finance Trust, Series 2024-1A, Class B
5.95%, 12/15/49 144A	349,128	353,811
FS Rialto Issuer LLC, Series 2024-FL9, Class AS
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 5.73%, 10/19/39 144A †	450,000	451,803
FS Rialto Issuer LLC, Series 2025-FL10, Class AS
(Floating, CME Term SOFR 1M + 1.59%), 5.23%, 08/01/30 144A †	400,000	399,719
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FS Rialto Issuer LLC, Series 2025-FL10, Class B
(Floating, CME Term SOFR 1M + 1.85%), 5.49%, 08/01/30 144A †	$300,000	$299,921
FS Rialto, Series 2021-FL3, Class B
(Floating, CME Term SOFR 1M + 1.91%, 1.91% Floor), 5.55%, 11/16/36 144A †	1,000,000	999,941
FTAI MRE Cayman Ltd., Series 2026-1A, Class A
5.63%, 06/15/51 144A	375,000	376,590
Garnet CLO 2, Ltd., Series 2025-2A, Class A
(Floating, CME Term SOFR 3M + 1.35%), 5.03%, 10/20/38 144A †	985,000	987,464
Garnet CLO 3, Ltd., Series 2025-3A, Class A1
(Floating, CME Term SOFR 3M + 1.27%), 4.95%, 10/20/38 144A †	930,000	931,742
GCP CLO Warehouse JP, Ltd., Series 2025-82A, Class A1
(Floating, CME Term SOFR 3M + 1.26%), 4.93%, 10/15/38 144A †	600,000	601,135
GGAM Master Trust International, Ltd., Series 2025-1A, Class A
5.92%, 09/30/60 144A	820,155	816,530
Gilead Aviation LLC, Series 2025-1A, Class A
5.79%, 03/15/50 144A	608,979	611,863
GLS Auto Receivables Issuer Trust, Series 2025-2A, Class A2
4.75%, 03/15/28 144A	241,944	242,072
GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D
5.59%, 01/15/31 144A	100,000	100,826
GLS Auto Receivables Issuer Trust, Series 2025-4A, Class D
5.13%, 08/15/31 144A	395,000	392,395
GLS Auto Select Receivables Issuer Trust, Series 2025-4A, Class C
5.14%, 12/15/31 144A	400,000	401,545
GLS Auto Select Receivables Trust, Series 2024-4A, Class D
5.28%, 10/15/31 144A	1,442,000	1,440,729
GLS Auto Select Receivables Trust, Series 2025-1A, Class B
5.04%, 02/15/31 144A	1,090,000	1,096,277
GLS Auto Select Receivables Trust, Series 2025-1A, Class C
5.26%, 03/15/31 144A	825,000	831,271
GLS Auto Select Receivables Trust, Series 2025-1A, Class D
5.74%, 04/15/32 144A	825,000	827,043
GLS Auto Select Receivables Trust, Series 2025-3A, Class C
4.94%, 09/15/31 144A	100,000	99,774
	Par	Value
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class CRR
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 5.96%, 11/05/37 144A †	$1,000,000	$1,000,879
Golub Capital Partners CLO, Ltd., Series 2019-46AR, Class CR2
(Floating, 2.15% - CME Term SOFR 3M), 0.00%, 04/20/37 144A †	1,900,000	1,901,425
Golub Capital Partners CLO, Ltd., Series 2020-49A, Class A1R2
(Floating, CME Term SOFR 3M + 1.52%), 5.20%, 07/20/38 144A †	1,900,000	1,899,053
Golub Capital Partners CLO, Series 2013-16A, Class A1R3
(Floating, CME Term SOFR 3M + 1.63%), 5.28%, 08/09/39 144A †	1,050,000	1,050,426
Golub Capital Partners CLO, Series 2013-16A, Class BR3
(Floating, CME Term SOFR 3M + 1.95%), 5.60%, 08/09/39 144A †	400,000	399,568
Golub Capital Partners CLO, Series 2023-69A, Class BR
(Floating, CME Term SOFR 3M + 1.70%), 5.35%, 11/09/38 144A †	1,100,000	1,098,123
Golub Capital Partners CLO, Series 2023-69A, Class CR
(Floating, CME Term SOFR 3M + 2.05%), 5.70%, 11/09/38 144A †	1,100,000	1,089,704
Golub Capital Partners CLO, Series 2025-83A, Class B
(Floating, CME Term SOFR 3M + 1.70%), 5.35%, 11/09/38 144A †	400,000	399,314
Golub Capital Partners CLO, Series 2025-83A, Class C
(Floating, CME Term SOFR 3M + 2.05%), 5.70%, 11/09/38 144A †	400,000	400,089
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	1,115,735	1,118,985
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	1,414,298	1,142,036
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	1,447,436	1,261,198
Goto Foods Funding LLC, Series 2026-1A, Class A2
6.85%, 04/30/56 144A	500,000	500,000

See Notes to Financial Statements.

	Par	Value
GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class B
5.07%, 06/25/60 144A	$1,415,624	$1,411,177
Halseypoint CLO II, Ltd., Series 2020-2A, Class BR
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 5.63%, 07/20/37 144A †	1,100,000	1,102,367
Harvest CLO XXXVII DAC, Series 37A, Class B
(Floating, Euribor 3M + 1.85%), 3.96%, 01/15/39(E) 144A †	1,700,000	1,949,387
Hilton Grand Vacations Trust, Series 2023-1A, Class C
6.94%, 01/25/38 144A	252,971	259,153
Hilton Grand Vacations Trust, Series 2025-1A, Class C
5.52%, 05/27/42 144A	61,649	61,700
Hilton Grand Vacations Trust, Series 2026-1A, Class C
5.36%, 02/25/43 144A	298,627	298,013
HINNT LLC, Series 2024-A, Class A
5.49%, 03/15/43 144A	250,840	253,301
Hlend CLO LLC, Series 2025-3A, Class A
(Floating, CME Term SOFR 3M + 1.40%), 5.08%, 01/20/37 144A †	3,050,000	3,049,471
HLEND CLO LLC, Series 2025-4A, Class B
(Floating, CME Term SOFR 3M + 1.85%), 5.50%, 08/15/37 144A †	1,200,000	1,198,443
HLEND CLO LLC, Series 2026-5A, Class A1
(Floating, CME Term SOFR 3M + 1.40%), 5.06%, 04/15/39 144A †	1,000,000	996,853
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
5.67%, 06/21/28	1,009,746	1,016,066
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A
4.46%, 12/15/38 144A	68,121	67,975
Hotwire Funding LLC, Series 2021-1, Class A2
2.31%, 11/20/51 144A	1,350,000	1,337,808
Hotwire Funding LLC, Series 2023-1A, Class C
8.84%, 05/20/53 144A	750,000	759,501
HPS Private Credit CLO LLC, Series 2025-3A, Class A1
(Floating, CME Term SOFR 3M + 1.65%), 5.33%, 07/20/37 144A †	1,000,000	1,000,472
Hyundai Auto Receivables Trust, Series 2025-A, Class C
4.76%, 06/15/32	400,000	400,642
	Par	Value
INCREF LLC, Series 2026-FL2, Class AS
(Floating, CME Term SOFR 1M + 1.70%), 5.37%, 12/19/43 144A †	$1,850,000	$1,850,914
INCREF LLC, Series 2026-FL3, Class AS
(Floating, CME Term SOFR 1M + 1.65%), 5.30%, 01/19/44 144A †	750,000	750,306
Invesco U.S. CLO, Ltd., Series 2024-4A, Class A1
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.00%, 01/15/38 144A †	2,720,000	2,725,034
Invitation Homes Trust, Series 2024-SFR1, Class B
4.00%, 09/17/29 144A	650,000	624,394
Iskandar Enterprise LLC, Series 2026-1A, Class A22
5.34%, 04/17/56 144A	835,000	832,169
Island Finance Trust, Series 2025-1A, Class A
6.54%, 03/19/35 144A	100,000	100,412
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%, 08/16/60 144A	143,223	131,906
Jack in the Box Funding LLC, Series 2019-1A, Class A23
4.97%, 08/25/49 144A	156,338	145,808
Jack in the Box Funding LLC, Series 2026-1A, Class A2
7.62%, 05/25/56 144A	1,255,000	1,262,637
JCP Direct Lending CLO LLC, Series 2023-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.65%), 5.33%, 07/20/37 144A †	700,000	700,318
Jefferies Credit Partners Direct Lending CLO, Ltd., Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.75%), 5.42%, 10/15/37 144A †	200,000	199,689
Jefferies Credit Partners Direct Lending CLO, Ltd., Series 2025-1A, Class C
(Floating, CME Term SOFR 3M + 2.20%), 5.87%, 10/15/37 144A †	250,000	250,154
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	1,459,875	1,295,501
JG Wentworth XXXV LLC, Series 2015-2A, Class A
3.87%, 03/15/58 144A	49,113	45,072
JOL Air, Ltd., Series 2019-1, Class A
3.97%, 04/15/44 144A	23,056	23,206
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.21%, 05/20/54 144A †	$211,890	$212,523
Kapitus Asset Securitization VI LLC, Series 2026-1A, Class A
5.36%, 05/10/33 144A	275,000	274,306
Kennedy Lewis CLO 22, Ltd., Series 2025-22A, Class A
(Floating, CME Term SOFR 3M + 1.33%), 5.01%, 07/20/38 144A †	3,750,000	3,759,146
Kinetic ABS Issuer LLC, Series 2026-1A, Class A2
5.22%, 02/25/56 144A	700,000	696,981
Kinetic ABS Issuer LLC, Series 2026-2A, Class A2
5.83%, 06/25/58 144A	2,100,000	2,126,137
Kinetic ABS Issuer LLC, Series 2026-2A, Class B
6.22%, 06/25/58 144A	200,000	201,660
KKR CLO, Ltd., Series 16, Class A2R3
(Floating, CME Term SOFR 3M + 1.60%), 5.28%, 10/20/34 144A †	550,000	550,825
KKR CLO, Ltd., Series 32A, Class A1R2
(Floating, CME Term SOFR 3M + 1.24%), 4.88%, 07/15/39 144A †	8,050,000	8,050,000
KREF, Ltd., Series 2021-FL2, Class AS
(Floating, CME Term SOFR 1M + 1.41%, 1.30% Floor), 5.05%, 02/15/39 144A †	180,315	180,424
Labrador Aviation Finance, Ltd., Series 2016-1A, Class A1
4.30%, 01/15/42 144A	51,936	55,547
LAD Auto Receivables Trust, Series 2024-3A, Class C
4.93%, 03/15/30 144A	825,000	826,207
LAD Auto Receivables Trust, Series 2024-3A, Class D
5.18%, 02/17/32 144A	550,000	549,088
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	1,840,228	1,807,494
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2
5.60%, 03/25/56 144A	1,550,000	1,551,474
Lightpath Fiber Issuer LLC, Series 2026-1A, Class B
5.89%, 03/25/56 144A	300,000	296,727
LMDV Issuer Co. LLC, Series 2026-1A, Class A2
5.38%, 07/17/56 144A †††	700,000	701,267
LoanCore Issuer LLC, Series 2025-CRE8, Class B
(Floating, CME Term SOFR 1M + 1.84%), 5.48%, 08/17/42 144A †	1,000,000	997,612
	Par	Value
LoanCore Issuer LLC, Series 2025-CRE9, Class AS
(Floating, CME Term SOFR 1M + 1.70%), 5.34%, 08/18/42 144A †	$650,000	$651,315
LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 5.39%, 11/15/38 144A †	940,000	939,563
LRECS LLC, Series 2025-CRE1, Class AS
(Floating, CME Term SOFR 1M + 1.75%), 5.39%, 08/19/43 144A †	300,000	299,954
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A
2.64%, 10/15/46 144A	870,136	826,958
MACH 1 Cayman, Ltd., Series 2019-1, Class A
3.47%, 10/15/39 144A	111,143	110,487
Madison Park Funding LXXI, Ltd., Series 2025-71A, Class B
(Floating, CME Term SOFR 3M + 1.50%), 5.17%, 04/23/38 144A †	650,000	650,325
Magnetite XLVIII, Ltd., Series 2025-48A, Class A1
(Floating, CME Term SOFR 3M + 1.28%), 4.95%, 10/15/38 144A †	835,000	836,783
MAPS Trust, Series 2026-1A, Class A
5.20%, 01/15/51 144A	1,551,512	1,526,937
MAPS Trust, Series 2026-2A, Class A
5.52%, 06/15/51 144A	500,000	499,998
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	1,324,411	1,309,780
Marlette Funding Trust, Series 2024-1A, Class D
6.93%, 07/17/34 144A	1,335,000	1,354,458
MAST, Ltd., Series 2026-1A, Class A
5.13%, 02/15/51 144A	1,674,167	1,642,930
MC Ltd., Series 2021-1, Class A
2.63%, 11/05/35 144A	625,784	590,822
MF1, Ltd., Series 2022-FL8, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 4.99%, 02/19/37 144A †	281,766	281,665
Midocean Credit CLO XXI, Series 2025-21A, Class A1
(Floating, CME Term SOFR 3M + 1.26%), 4.94%, 10/20/38 144A †	755,000	756,066
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	1,360,000	1,362,852
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.79%, 0.68% Floor), 4.42%, 10/25/35†	123,961	123,838

See Notes to Financial Statements.

	Par	Value
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC3, Class A2C
(Floating, CME Term SOFR 1M + 0.30%, 0.19% Floor), 3.95%, 05/25/37†	$1,114,020	$851,519
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor), 3.91%, 11/25/36†	4,459,251	1,435,760
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	1,263,043	1,100,788
Mtp Abs Funding LLC
5.20%, 04/25/56 144A	765,000	764,163
MVW LLC, Series 2021-1WA, Class C
1.94%, 01/22/41 144A	204,901	199,894
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	87,078	82,960
MVW LLC, Series 2023-1A, Class A
4.93%, 10/20/40 144A	54,939	55,032
Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1
(Floating, CME Term SOFR 1M + 0.46%, 0.18% Floor), 4.11%, 06/25/37†	781,966	771,591
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, CME Term SOFR 1M + 1.56%), 5.19%, 07/16/40 144A †	341,156	342,017
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class B
2.24%, 05/15/69 144A	280,000	226,453
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A
Already stepped, no disclosure, 2.77%, 11/15/46 144A STEP	862,182	817,888
Navigator Aviation, Ltd., Series 2024-1, Class A
5.40%, 08/15/49 144A	999,405	994,427
Navigator Aviation, Ltd., Series 2025-1, Class A
5.11%, 10/15/50 144A	479,755	469,928
Nelnet Student Loan Trust, Series 2026-A, Class A1A
4.61%, 02/21/61 144A	2,617,753	2,572,735
Neuberger Berman Loan Advisers CLO 27, Ltd., Series 2018-27A, Class CR
(Floating, CME Term SOFR 3M + 2.10%, 2.10% Floor), 5.77%, 07/15/38 144A †	1,100,000	1,101,896
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1
1.91%, 10/20/61 144A	230,000	190,124
	Par	Value
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 03/15/28	$106,528	$106,979
Northwoods Capital 20, Ltd., Series 2019-20A, Class AR2
(Floating, CME Term SOFR 3M + 1.34%), 5.01%, 10/25/38 144A †	485,000	486,092
Obra Capital, Inc.
6.00%, 06/30/39†††	1,400,000	1,479,380
Obsidian Issuer LLC, Series 2025-1A, Class A
6.93%, 05/15/55 144A †††	850,000	836,633
OBX Trust, Series 2025-HE1, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.90%), 5.53%, 02/25/55 144A †	1,000,000	1,006,858
OCP CLO, Ltd., Series 2020-18A, Class A1R2
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.05%, 07/20/37 144A †	745,000	746,643
OCP CLO, Ltd., Series 2020-18AR, Class A1R3
(Floating, 1.22% - CME Term SOFR 3M), 0.00%, 07/21/39†	7,545,000	7,545,000
OCP CLO, Ltd., Series 2024-38A, Class A
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.00%, 01/21/38 144A †	1,265,000	1,267,536
Octane Receivables Trust, Series 2025-1A, Class B
4.61%, 06/20/31 144A	310,000	307,990
OHA Credit Funding 10-R, Ltd., Series 2021-10RA, Class A1
(Floating, CME Term SOFR 3M + 1.26%), 4.94%, 07/18/37 144A †	1,130,000	1,131,685
OHA Loan Funding, Ltd., Series 2015-1A, Class A1R4
(Floating, CME Term SOFR 3M + 1.25%), 4.93%, 10/19/38 144A †	750,000	751,500
OneMain Financial Issuance Trust, Series 2019-2A, Class D
4.05%, 10/14/36 144A	1,210,000	1,161,584
OneMain Financial Issuance Trust, Series 2020-2A, Class D
3.45%, 09/14/35 144A	370,000	357,776
OneMain Financial Issuance Trust, Series 2025-1A, Class D
5.79%, 07/14/38 144A	125,000	125,929
Option One Mortgage Loan Trust, Series 2007-5, Class 2A4
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.36%, 05/25/37†	1,424,762	762,633
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Owl Rock CLO III, Ltd., Series 2020-3A, Class BR
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.03%, 04/20/36 144A †	$1,000,000	$1,001,126
Owl Rock CLO VII LLC, Series 2022-7A, Class AR
(Floating, CME Term SOFR 3M + 1.40%), 5.08%, 04/20/38 144A †	800,000	796,049
Owl Rock CLO XI LLC, Series 2023-11A, Class AR
(Floating, CME Term SOFR 3M + 1.45%), 5.12%, 04/20/39 144A †	1,000,000	999,954
Owl Rock CLO XI LLC, Series 2023-11A, Class BR
(Floating, CME Term SOFR 3M + 2.00%), 5.67%, 04/20/39 144A †	500,000	499,548
Owl Rock CLO XVI LLC, Series 2024-16A, Class A
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 5.68%, 04/20/36 144A †	1,000,000	1,001,416
Owl Rock CLO XVI LLC, Series 2024-16A, Class B
(Floating, CME Term SOFR 3M + 2.50%, 2.50% Floor), 6.18%, 04/20/36 144A †	1,000,000	1,002,000
Owl Rock CLO XVII LLC, Series 2024-17A, Class B
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 5.62%, 07/15/36 144A †	2,200,000	2,197,867
OWL Rock CLO XXI LLC, Series 2025-21A, Class B
(Floating, CME Term SOFR 3M + 1.90%), 5.57%, 07/24/34 144A †	300,000	299,710
OWL Rock CLO XXII LLC, Series 2025-22A, Class A
(Floating, CME Term SOFR 3M + 1.47%), 5.15%, 10/20/37 144A †	1,250,000	1,250,002
OWL Rock CLO XXIV LLC, Series 2026-24A, Class B
(Floating, CME Term SOFR 3M + 1.70%), 5.37%, 01/22/38 144A †	1,850,000	1,846,895
Pagaya AI Debt Grantor Trust, Series 2025-5, Class A2
5.11%, 03/15/33 144A	314,222	314,452
Palmer Square BDC CLO 1, Ltd., Series 1AR, Class AR
(Floating, 1.27% - CME Term SOFR 3M), 0.00%, 07/15/39 144A †	2,445,000	2,445,000
Palmer Square CLO, Ltd., Series 2023-4A, Class CR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 5.53%, 10/20/37 144A †	1,000,000	1,002,909
	Par	Value
Palmer Square European CLO 2021-2, DAC, Series 2026-2A, Class A
(Floating, 1.25% - Euribor 3M), 0.00%, 08/15/39 144A †	$7,800,000	$8,916,736
Park Blue CLO, Ltd., Series 2025-9A, Class A1
(Floating, CME Term SOFR 3M + 1.35%), 5.03%, 10/20/38 144A †	8,050,000	8,070,177
Penta CLO DAC, Series 2021-2A, Class BR
(Floating, Euribor 3M + 1.65%), 3.85%, 04/15/38(E) 144A †	1,350,000	1,541,761
PFP, Ltd., Series 2024-11, Class AS
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 5.80%, 09/17/39 144A †	94,513	94,559
PFP, Ltd., Series 2026-14, Class B
(Floating, CME Term SOFR 1M + 1.80%), 5.45%, 12/18/43 144A †	1,000,000	999,613
PFP, Ltd., Series 2026-14, Class C
(Floating, CME Term SOFR 1M + 1.95%), 5.60%, 12/18/43 144A †	225,000	224,914
Phantom Aviation, Series 2026-1A, Class A
5.24%, 01/15/51 144A	590,651	580,175
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 4.89%, 09/25/65 144A †	116,399	117,114
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.06%), 4.69%, 11/25/65 144A †	121,737	121,936
Pikes Peak CLO 19, Series 2025-19A, Class A1
(Floating, CME Term SOFR 3M + 1.34%), 5.02%, 07/20/38 144A †	5,400,000	5,412,877
Pilatus 1 CFO SR Notes
6.31%, 03/20/41	300,000	300,000
PK ALIFT Loan Funding 6 LP, Series 2025-1, Class A
5.37%, 11/15/42 144A	830,402	833,642
PK ALIFT Loan Funding 7 LP, Series 2025-2, Class A
4.75%, 03/15/43 144A	229,698	228,123
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2II
6.24%, 06/05/54 144A	393,000	399,097
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I
5.27%, 12/06/55 144A	379,050	376,439

See Notes to Financial Statements.

	Par	Value
Polen Capital CLO, Ltd., Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.70%), 5.38%, 03/06/38 144A †	$2,150,000	$2,158,031
PRET LLC, Series 2026-NPL6, Class A1
(Step to 8.69% on 6/25/29), 5.69%, 05/25/56 144A STEP	469,967	470,995
Progress Residential Trust, Series 2022-SFR5, Class B
4.90%, 06/17/39 144A	1,385,000	1,377,180
Progress Residential Trust, Series 2022-SFR5, Class C
5.19%, 06/17/39 144A	2,580,000	2,563,625
QTS Issuer ABS I LLC, Series 2025-1A, Class A2
5.44%, 05/25/55 144A	1,550,000	1,538,953
QTS Issuer ABS II LLC, Series 2025-1A, Class A2
5.04%, 10/05/55 144A	600,000	588,092
QTS Issuer ABS II LLC, Series 2025-1A, Class B
5.78%, 10/05/55 144A	310,000	297,540
QTS Issuer ABS II LLC, Series 2026-1A, Class B
6.73%, 01/05/56 144A	100,000	100,342
QTS Issuer ABS II LLC, Series 2026-6A, Class A21
5.34%, 07/05/56 144A	100,000	99,999
QTS Issuer ABS II LLC, Series 2026-6A, Class B
7.14%, 07/05/56 144A	700,000	702,171
RAD CLO 26, Ltd., Series 2024-26A, Class A
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.05%, 10/20/37 144A †	930,000	932,091
RAD CLO 27, Ltd., Series 2024-27A, Class A1
(Floating, CME Term SOFR 3M + 1.32%), 4.99%, 01/15/38 144A †	2,800,000	2,805,342
RCKT Mortgage Trust, Series 2024-CES4, Class A1A
(Step to 7.15% on 6/25/28), 6.15%, 06/25/44 144A STEP	291,628	292,968
RCKT Mortgage Trust, Series 2025-CES7, Class A1B
(Step to 6.48% on 8/25/29), 5.48%, 07/25/55 144A STEP	709,689	708,470
RCO IX Mortgage LLC, Series 2026-2, Class A1
(Step to 8.77% on 6/25/29), 5.76%, 05/25/31 144A STEP	915,236	913,242
Regatta 30 Funding, Ltd., Series 2024-4A, Class A1
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 4.99%, 01/25/38 144A †	5,825,000	5,835,818
	Par	Value
Regatta 35 Funding, Ltd., Series 2025-4A, Class A1
(Floating, CME Term SOFR 3M + 1.29%), 4.96%, 10/15/38 144A †	$895,000	$897,002
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	1,370,000	1,372,128
Regional Management Issuance Trust, Series 2024-2, Class C
5.74%, 12/15/33 144A	550,000	551,620
Regional Management Issuance Trust, Series 2025-1, Class B
5.53%, 04/17/34 144A	1,000,000	1,003,557
Regional Management Issuance Trust, Series 2025-2, Class B
5.00%, 11/16/37 144A	505,000	500,259
Republic Finance Issuance Trust, Series 2024-B, Class A
5.42%, 11/20/37 144A	1,270,000	1,276,349
Republic Finance Issuance Trust, Series 2025-A, Class C
5.38%, 11/20/34 144A	345,000	343,297
Republic Finance Issuance Trust, Series 2026-A, Class C
5.46%, 06/20/39 144A	430,000	427,581
Republic Finance Issuance Trust, Series 2026-A, Class D
6.16%, 06/20/39 144A	140,000	139,863
RR 29, Ltd., Series 2024-29RA, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 5.06%, 07/15/39 144A †	1,600,000	1,603,685
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A
6.72%, 11/25/53 144A	197,207	201,831
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class A1A
(Floating, U.S. 30-Day Average SOFR + 1.75%), 5.38%, 06/25/55 144A †	608,264	612,306
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 08/15/31	2,000,000	2,043,638
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3
4.74%, 01/16/29	816,298	817,357
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2
4.71%, 06/15/28	57,946	57,964
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor, 10.28% Cap), 3.60%, 03/25/35†	16,079	12,941
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Scooter's Coffee, Series 2026-1A, Class A2
6.75%, 05/20/56 144A	$385,000	$388,249
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	149,625	151,700
SEB Funding LLC, Series 2026-1A, Class A2
6.67%, 01/30/56 144A	1,275,000	1,266,726
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2C
(Floating, CME Term SOFR 1M + 0.43%, 0.32% Floor), 4.08%, 11/25/36†	1,675,414	429,026
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.12%, 02/25/37 144A †	1,411,772	1,248,606
Service Experts Issuer LLC, Series 2024-1A, Class A
6.39%, 11/20/35 144A	240,227	244,296
Service Experts Issuer LLC, Series 2025-1A, Class A
5.38%, 01/20/37 144A	341,804	339,742
SERVPRO Master Issuer LLC, Series 2021-1A, Class A2
2.39%, 04/25/51 144A	475,000	452,063
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2
6.17%, 01/25/54 144A	635,375	649,877
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2
5.53%, 10/25/55 144A	1,492,500	1,481,533
SF ABS Issuer LLC, Series 2025-1A, Class A2
5.38%, 11/25/55 144A	1,395,000	1,373,663
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B
5.11%, 02/20/31 144A	100,000	101,125
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C
5.20%, 10/20/32 144A	300,000	303,115
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class C
5.05%, 04/20/33 144A	300,000	301,574
Shentel Issuer LLC, Series 2025-1A, Class A2
5.64%, 12/20/55 144A	860,000	865,577
Silver Point CLO 12, Ltd., Series 2025-12A, Class A1
(Floating, CME Term SOFR 3M + 1.31%), 4.98%, 10/15/38 144A †	1,025,000	1,026,958
Slam, Ltd., Series 2021-1A, Class A
2.43%, 06/15/46 144A	1,718,499	1,634,158
Slam, Ltd., Series 2024-1A, Class A
5.34%, 09/15/49 144A	575,851	571,256
	Par	Value
SLAM, Ltd., Series 2025-1A, Class A
5.81%, 05/15/50 144A	$2,335,856	$2,352,065
SLAM, Ltd., Series 2026-1A, Class A
5.55%, 07/15/51 144A	846,536	851,536
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	93,498	91,015
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.34%, 03/17/53 144A	866,807	818,940
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	567,073	572,559
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	612,083	607,451
Sonic Capital LLC, Series 2020-1A, Class A2II
4.34%, 01/20/50 144A	470,833	450,028
Sonic Capital LLC, Series 2021-1A, Class A2II
2.64%, 08/20/51 144A	458,152	391,507
Sound Point Euro CLO 14 Funding DAC, Series 14A, Class B
(Floating, Euribor 3M + 1.60%), 3.84%, 04/20/39(E) 144A †	1,330,000	1,518,482
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4
(Floating, CME Term SOFR 1M + 0.39%, 0.28% Floor), 4.04%, 06/25/37†	1,325,520	920,311
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	699,994	679,292
Sprite, Ltd., Series 2026-1, Class A
5.23%, 03/15/41 144A	976,300	959,982
Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2
5.90%, 07/25/48 144A	1,000,000	1,000,455
Stack Infrastructure Issuer LLC, Series 2025-1A, Class A2
5.00%, 05/25/50 144A	950,000	924,546
STAR Trust, Series 2025-SFR6, Class B
(Floating, CME Term SOFR 1M + 1.65%), 5.28%, 08/17/42 144A †	1,500,000	1,500,826
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2
4.63%, 07/20/27 144A	990,643	991,832
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	528,539	518,926
STORE Master Funding LLC, Series 2025-1A, Class A5
5.17%, 10/20/55 144A	498,125	480,221
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	494,583	497,882

See Notes to Financial Statements.

	Par	Value
Store Master Funding, Series 2024-1A, Class A3
5.93%, 05/20/54 144A	$469,854	$472,399
Stream Innovations Issuer Trust, Series 2024-1A, Class A
6.27%, 07/15/44 144A	347,202	356,335
Stream Innovations Issuer Trust, Series 2024-2A, Class A
5.21%, 02/15/45 144A	1,228,350	1,221,738
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor), 4.54%, 02/25/35 144A †	612,415	603,871
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4, Class A1
(Floating, CME Term SOFR 1M + 0.74%, 0.63% Floor), 4.39%, 11/25/37†	1,041,263	1,021,720
STWD LLC, Series 2025-FL4, Class B
(Floating, CME Term SOFR 1M + 1.95%), 5.59%, 11/19/42 144A †	450,000	450,417
Subway Funding LLC, Series 2024-1A, Class A23
6.51%, 07/30/54 144A	788,000	791,360
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	1,467,650	1,474,483
Subway Funding LLC, Series 2024-1A, Class A2II
6.27%, 07/30/54 144A	344,750	347,063
Subway Funding LLC, Series 2024-3A, Class A23
5.91%, 07/30/54 144A	689,500	667,918
Subway Funding LLC, Series 2024-3A, Class A2I
5.25%, 07/30/54 144A	1,364,225	1,341,104
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A
5.75%, 12/20/50 144A	148,439	144,594
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	1,756,150	1,606,579
SVC ABS LLC, Series 2023-1A, Class A
5.15%, 02/20/53 144A	639,167	637,757
SVC ABS LLC, Series 2026-1A, Class A
5.16%, 03/20/56 144A	449,438	445,138
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	700,000	703,319
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	350,000	346,570
Switch ABS Issuer LLC, Series 2025-1A, Class A2
5.04%, 03/25/55 144A	1,000,000	975,771
	Par	Value
Taco Bell Funding LLC, Series 2025-1A, Class A2I
4.82%, 08/25/55 144A	$550,000	$544,482
Taco Bell Funding LLC, Series 2025-1A, Class A2II
5.05%, 08/25/55 144A	550,000	543,145
Textainer Marine Containers VII, Ltd., Series 2021-2A, Class A
2.23%, 04/20/46 144A	586,666	552,743
Textainer Marine Containers VII, Ltd., Series 2021-3A, Class A
1.94%, 08/20/46 144A	613,333	554,114
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	839,375	762,849
TIF Funding III LLC, Series 2024-1A, Class A
5.48%, 05/22/34 144A	457,187	458,229
TIF Funding III LLC, Series 2024-2A, Class A
5.54%, 07/20/49 144A	1,104,946	1,109,902
Tikehau CLO IV DAC, Series 4A, Class DR
(Floating, Euribor 3M + 3.25%), 5.45%, 10/15/39(E) 144A †	1,200,000	1,380,334
Tikehau US CLO III, Ltd., Series 2022-2A, Class C1R
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 6.88%, 01/20/36 144A †	900,000	903,898
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A
7.29%, 10/25/63 144A	477,799	479,506
Towd Point Mortgage Trust, Series 2025-CES4, Class A2
(Step to 6.46% on 11/25/29), 5.46%, 10/25/65 144A STEP	900,000	894,696
Towd Point Mortgage Trust, Series 2025-HE1, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.28%, 07/25/65 144A †	1,700,000	1,707,062
Towd Point Mortgage Trust, Series 2026-CES1, Class A2
(Step to 6.38% on 2/25/30), 5.32%, 12/25/65 144A STEP	1,150,000	1,141,848
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A
4.65%, 05/25/38 144A	2,775,000	2,786,610
TPG CLO, Ltd., Series 2025-1A, Class A1
(Floating, CME Term SOFR 3M + 1.37%), 5.04%, 07/15/37 144A †	1,010,000	1,012,564
Trafigura Securitisation Finance PLC, Series 2026-1A, Class A
5.12%, 12/15/29 144A	645,000	644,767
Tricon Residential Trust, Series 2023-SFR1, Class C
5.10%, 07/17/40 144A	1,000,000	987,214
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Tricon Residential Trust, Series 2023-SFR2, Class C
5.00%, 12/17/28 144A	$500,000	$491,453
Tricon Residential Trust, Series 2024-SFR1, Class C
4.85%, 04/17/29 144A	1,000,000	980,840
Tricon Residential Trust, Series 2024-SFR2, Class B
5.70%, 06/17/28 144A	300,000	301,603
Tricon Residential Trust, Series 2024-SFR3, Class C
5.25%, 08/17/41 144A	500,000	493,044
Tricon Residential Trust, Series 2025-SFR1, Class B
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 4.98%, 03/17/42 144A †	1,500,000	1,499,309
Tricon Residential Trust, Series 2025-SFR2, Class B
5.42%, 08/09/44 144A	998,957	984,254
Trimaran Cavu, Ltd., Series 2021-2A, Class D1R
(Floating, CME Term SOFR 3M + 2.50%), 6.17%, 10/25/34 144A †	1,950,000	1,925,307
Trinitas CLO XXXIV, Ltd., Series 2025-34A, Class A
(Floating, CME Term SOFR 3M + 1.34%), 5.00%, 04/22/38 144A †	4,375,000	4,383,562
Trinity Rail Leasing LLC, Series 2021-1A, Class A
2.26%, 07/19/51 144A	528,722	500,388
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	797,400	736,082
Triumph Rail Holdings LLC, Series 2021-2, Class A
2.15%, 06/19/51 144A	1,788,043	1,743,046
TRTX Issuer, Ltd., Series 2025-FL6, Class A
(Floating, CME Term SOFR 1M + 1.54%), 5.17%, 09/18/42 144A †	1,100,000	1,104,020
TRTX Issuer, Ltd., Series 2025-FL7, Class B
(Floating, CME Term SOFR 1M + 1.95%), 5.59%, 06/18/43 144A †	500,000	500,647
TSC SPV Funding LLC, Series 2026-1A, Class A2
5.95%, 05/20/56 144A	200,000	200,295
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	228,550	226,280
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	464,644	446,235
	Par	Value
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28Δ	$464,644	$447,704
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	684,539	692,979
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36Δ	546,377	568,789
United Airlines Pass-Through Trust, Series 2024-1, Class AA
5.45%, 02/15/37	187,949	191,682
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class A2
5.88%, 04/20/55 144A	100,000	101,325
UPX HIL Issuer Trust, Series 2025-1, Class A
5.16%, 01/25/47 144A	354,844	352,228
USB Auto Owner Trust, Series 2025-1A, Class D
5.40%, 12/15/32 144A	100,000	99,791
Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2
5.10%, 09/15/54 144A	150,000	148,015
Vantage Data Centers LLC, Series 2025-1A, Class A2
5.13%, 08/15/55 144A	1,550,000	1,523,562
VB-S1 Issuer LLC, Series 2024-1A, Class D
6.64%, 05/15/54 144A	1,100,000	1,111,926
VB-S1 Issuer LLC, Series 2026-1A, Class C2
4.69%, 03/15/56 144A	1,200,000	1,174,013
VB-S1 Issuer LLC, Series 2026-1A, Class D
5.19%, 03/15/56 144A	850,000	835,896
Veros Auto Receivables Trust, Series 2026-1, Class C
5.22%, 07/15/31 144A	100,000	99,685
Vista Point Securitization Trust, Series 2024-CES1, Class A1
(Step to 7.67% on 5/25/28), 6.68%, 05/25/54 144A STEP	539,016	542,561
Vista Point Securitization Trust, Series 2024-CES2, Class A1
(Step to 6.25% on 10/25/28), 5.25%, 10/25/54 144A STEP	476,672	475,213
Vista Point Securitization Trust, Series 2024-CES3, Class A1
(Step to 6.68% on 1/25/29), 5.68%, 01/25/55 144A STEP	454,983	455,703
Vista Point Securitization Trust, Series 2025-CES1, Class A1
(Step to 6.81% on 4/25/29), 5.81%, 04/25/55 144A STEP	620,174	622,026

See Notes to Financial Statements.

	Par	Value
VMC Finance LLC, Series 2026-FL6, Class AS
(Floating, CME Term SOFR 1M + 1.85%), 5.49%, 11/19/43 144A †	$250,000	$250,222
VMC Finance LLC, Series 2026-FL6, Class B
(Floating, CME Term SOFR 1M + 2.15%), 5.79%, 11/19/43 144A †	350,000	350,173
Volofin Finance Designated Activity Co., Series 2024-1A, Class A
5.94%, 06/15/37 144A	283,035	285,094
Voya CLO, Ltd., Series 2019-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.04%, 10/15/37 144A †	925,000	927,048
WAVE LLC, Series 2019-1, Class A
3.60%, 09/15/44 144A	236,635	232,611
Wellfleet CLO, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 5.53%, 10/18/37 144A †	1,250,000	1,252,577
Wendy's Funding LLC, Series 2025-1A, Class A2I
5.42%, 12/15/55 144A	447,750	439,125
Western Funding Auto Loan Trust, Series 2025-1, Class C
5.34%, 11/15/35 144A	200,000	200,570
Westlake Automobile Receivables Trust, Series 2024-3A, Class D
5.21%, 04/15/30 144A	2,090,000	2,099,510
Westlake Automobile Receivables Trust, Series 2025-1A, Class D
5.54%, 11/15/30 144A	1,400,000	1,413,674
Willis Engine Structured Trust VII, Series 2023-A, Class A
8.00%, 10/15/48 144A	21,244	21,484
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,244,892	1,209,944
Wingstop Funding LLC, Series 2022-1A, Class A2
3.73%, 03/05/52 144A	397,000	380,208
WISE CLO, Ltd., Series 2023-2A, Class A1R
(Floating, CME Term SOFR 3M + 1.10%), 4.77%, 04/15/39 144A †	4,060,000	4,057,009
Zayo Issuer LLC, Series 2025-3A, Class A2
5.57%, 10/20/55 144A	1,150,000	1,142,303
Zayo Issuer LLC, Series 2026-1A, Class A2
5.55%, 04/20/56 144A	600,000	601,764
Total Asset-Backed Securities (Cost $494,276,872)		492,447,269
CORPORATE BONDS — 25.1%
180 Medical, Inc.
5.30%, 10/08/35 144A Δ	200,000	196,541
	Par	Value
7-Eleven, Inc.
1.30%, 02/10/28 144A	$725,000	$688,867
Accident Fund Insurance Co. of America
8.50%, 08/01/32 144A	100,000	100,195
Acrisure LLC
6.75%, 07/01/32 144A	253,000	227,624
Acushnet Co.
5.63%, 12/01/33 144A Δ	505,000	503,589
Advanced Drainage Systems, Inc.
5.38%, 03/01/34 144A	1,395,000	1,366,447
Advanced Energy Industries, Inc.
0.00%, 05/15/31 144A CONV »	11,000	12,049
Adventist Health System
2.95%, 03/01/29	160,000	151,906
4.74%, 12/01/30Δ	3,360,000	3,331,669
5.76%, 12/01/34	450,000	459,479
AECOM
6.00%, 08/01/33 144A	1,576,000	1,579,253
Airbnb, Inc.
5.25%, 03/16/36	1,605,000	1,598,954
Alcon Finance Corporation
3.00%, 09/23/29 144A	2,285,000	2,167,688
Alexandria Real Estate Equities, Inc. REIT
2.75%, 12/15/29	1,400,000	1,307,022
3.38%, 08/15/31	375,000	345,532
5.15%, 04/15/53	600,000	530,202
Allegion U.S. Holding Co., Inc.
5.60%, 05/29/34Δ	602,000	614,950
Alliant Energy Finance LLC
4.25%, 06/15/28 144A	75,000	74,409
Alphabet, Inc.
4.80%, 02/15/36	1,310,000	1,288,282
Amazon.com, Inc.
4.80%, 12/05/34Δ	75,000	75,213
4.88%, 03/13/36	1,177,000	1,159,085
Amdocs, Ltd.
2.54%, 06/15/30	1,600,000	1,443,176
American Electric Power Co., Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.13%), 5.80%, 03/15/56Δ ^	265,000	263,659
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.94%), 6.05%, 03/15/56^	265,000	263,592
American Express Co.
(Variable, U.S. SOFR + 1.42%), 5.28%, 07/26/35Δ ^	1,200,000	1,212,533
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.15%), 5.41%, 02/08/41^	230,000	229,744
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	310,078
2.38%, 07/15/31	230,000	203,593
American International Group, Inc.
3.40%, 06/30/30	275,000	261,568
American National Global Funding
5.25%, 06/03/30 144A	250,000	250,348
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
American National Group, Inc.
5.00%, 06/15/27	$796,000	$797,438
6.14%, 06/13/32 144A Δ	163,000	168,188
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.18%), 7.00%, 12/01/55Δ ^	350,000	342,020
American Tower Corporation REIT
3.38%, 10/15/26	1,200,000	1,196,758
3.95%, 03/15/29	300,000	294,695
Americo Life, Inc.
3.45%, 04/15/31 144A	1,450,000	1,298,448
Ameriprise Financial, Inc.
4.80%, 06/15/31Δ	175,000	175,043
5.35%, 06/15/36	350,000	348,869
AmFam Holdings, Inc.
3.83%, 03/11/51 144A	1,350,000	950,028
Amgen, Inc.
5.25%, 03/02/30	2,123,000	2,163,499
Amkor Technology, Inc.
0.00%, 07/15/31 144A CONV Δ »	27,000	32,266
5.88%, 10/01/33 144A	1,362,000	1,368,432
Amphenol Corporation
4.63%, 02/15/36	1,390,000	1,342,634
Amrize Finance U.S. LLC
5.40%, 04/07/35Δ	700,000	710,627
Antares Holdings LP
3.75%, 07/15/27 144A	2,895,000	2,843,368
Antero Midstream Partners LP
5.75%, 10/15/33 144A Δ	668,000	661,936
APi Group DE, Inc.
5.75%, 06/01/34 144A	2,365,000	2,344,044
Apollo Global Management, Inc.
5.70%, 03/30/36Δ	850,000	853,273
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	2,005,532
AppLovin Corporation
5.13%, 12/01/29	585,000	589,959
5.38%, 12/01/31	640,000	649,137
5.50%, 12/01/34Δ	5,432,000	5,482,986
Aquila FDG
7.45%, 09/30/45†††	392,251	399,383
Arch Capital Finance LLC
4.01%, 12/15/26	675,000	674,619
Arch Capital Group, Ltd.
7.35%, 05/01/34	200,000	228,670
Archer-Daniels-Midland Co.
3.25%, 03/27/30	175,000	166,968
Arrowhead Pharmaceuticals, Inc.
0.00%, 01/15/32 CONV »	11,000	13,172
Arsenal AIC Parent LLC
8.00%, 10/01/30 144A	100,000	104,345
Arthur J Gallagher & Co.
4.85%, 12/15/29	570,000	574,379
5.15%, 02/15/35	1,792,000	1,779,907
AS Mileage Plan IP, Ltd.
5.31%, 10/20/31 144A Δ	850,000	841,130
	Par	Value
Ascension Health
4.92%, 11/15/35	$1,495,000	$1,477,375
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	348,709
5.95%, 10/15/33 144A	1,900,000	1,960,909
5.80%, 04/15/34 144A	952,000	970,269
AT&T, Inc.
2.75%, 06/01/31	200,000	181,953
2.25%, 02/01/32	300,000	261,134
2.55%, 12/01/33	3,994,000	3,355,673
5.38%, 08/15/35Δ	1,675,000	1,683,328
5.13%, 04/30/36	440,000	431,378
3.50%, 06/01/41	450,000	346,472
5.85%, 04/30/46	350,000	337,430
3.65%, 06/01/51Δ	575,000	391,250
3.50%, 09/15/53	1,664,000	1,081,032
6.20%, 10/30/56	350,000	346,219
Athene Global Funding
(Floating, Euribor 3M + 1.00%), 3.20%, 02/23/27(E) †	1,700,000	1,946,318
5.03%, 07/17/30 144A Δ	1,000,000	991,299
ATI, Inc.
5.88%, 06/15/33	480,000	486,954
Atlassian Corporation
5.50%, 05/15/34	2,454,000	2,418,764
AutoNation, Inc.
1.95%, 08/01/28	175,000	165,110
4.75%, 06/01/30	250,000	248,364
Aviation Capital Group LLC
4.25%, 04/30/29 144A	106,000	104,293
5.13%, 04/10/30 144A	15,000	15,052
6.38%, 07/15/30 144A	1,745,000	1,831,104
4.80%, 10/24/30 144A	135,000	133,738
4.88%, 01/28/33 144A	141,000	137,251
Axon Enterprise, Inc.
6.25%, 03/15/33 144A	180,000	184,608
AZ BATTERY PROPERTY LLC
6.73%, 02/20/46†††	279,437	273,876
Baker Hughes Holdings LLC
5.85%, 06/15/56	350,000	345,997
Bank of America Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ Δ ^	491,000	489,398
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	2,000,000	1,986,712
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	4,985,000	5,032,240
(Variable, U.S. SOFR + 1.11%), 4.62%, 05/09/29^	1,600,000	1,599,598
(Variable, CME Term SOFR 3M + 1.57%), 4.27%, 07/23/29^	600,000	595,333
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 02/07/30^	2,500,000	2,453,283
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.63%, 05/01/30ρ Δ ^	350,000	361,012

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 6.25%, 07/26/30ρ Δ ^	$500,000	$506,280
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	75,000	69,321
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,300,000	1,159,693
(Variable, U.S. SOFR + 0.87%), 4.46%, 02/06/32^	2,500,000	2,456,578
(Variable, U.S. SOFR + 1.04%), 4.70%, 04/23/32^	2,900,000	2,876,229
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	855,000	755,460
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	475,000	428,865
(Variable, U.S. SOFR + 1.83%), 4.57%, 04/27/33^	1,215,000	1,191,362
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	2,700,000	2,736,753
(Variable, U.S. SOFR + 1.31%), 5.51%, 01/24/36^	2,025,000	2,068,667
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	1,937,000	1,689,443
(Variable, U.S. SOFR + 1.13%), 5.05%, 02/06/37Δ ^	4,320,000	4,256,343
(Variable, U.S. SOFR + 1.57%), 5.49%, 04/23/37^	3,585,000	3,572,159
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 3.75%, 12/20/26ρ ^	700,000	695,437
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.27%), 5.95%, 12/20/30ρ Δ ^	200,000	200,800
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.03%), 5.63%, 03/20/31ρ Δ ^	750,000	748,961
Banner Health
2.34%, 01/01/30	865,000	801,874
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	270,978
Beacon Funding Trust
6.27%, 08/15/54 144A	1,850,000	1,887,485
Beacon Point DC LLC
6.13%, 11/30/42 144A	1,261,000	1,272,338
Becton, Dickinson and Co.
2.82%, 05/20/30Δ	750,000	700,376
Beignet Investor LLC
6.58%, 05/30/49 144A	16,023,000	16,353,853
Belrose Funding Trust II
6.79%, 05/15/55 144A	500,000	512,359
Belvoir Land LLC
5.60%, 12/15/35 144A	962,116	904,844
Berkshire Hathaway Energy Co.
3.70%, 07/15/30Δ	450,000	434,879
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30Δ	825,000	756,712
BGC Group, Inc.
6.15%, 04/02/30	2,645,000	2,700,133
	Par	Value
Bimbo Bakeries U.S.A., Inc.
5.38%, 01/09/36 144A	$725,000	$724,796
Black Pearl Compute LLC
6.13%, 02/15/31 144A	2,875,000	2,915,437
Block Financial LLC
3.88%, 08/15/30Δ	1,600,000	1,521,443
Block, Inc.
6.50%, 05/15/32	770,000	786,490
6.00%, 08/15/33 144A	430,000	433,214
Bloom Energy Corporation
0.00%, 11/15/30 144A CONV »	9,000	16,490
Blue Owl Capital Corporation
2.88%, 06/11/28	2,200,000	2,083,336
Blue Owl Finance LLC
6.25%, 04/18/34	1,155,000	1,131,226
BMW U.S. Capital LLC
4.75%, 03/21/28 144A	1,400,000	1,405,215
Boeing Co. (The)
6.26%, 05/01/27	400,000	405,378
6.30%, 05/01/29	400,000	416,492
2.95%, 02/01/30	174,000	163,754
5.15%, 05/01/30	1,431,000	1,448,709
6.39%, 05/01/31	400,000	425,123
6.53%, 05/01/34	5,221,000	5,681,880
3.25%, 02/01/35Δ	25,000	21,687
5.71%, 05/01/40	1,225,000	1,246,279
3.85%, 11/01/48	25,000	18,484
5.81%, 05/01/50	4,379,000	4,329,064
6.86%, 05/01/54	3,292,000	3,702,548
7.01%, 05/01/64	300,000	341,478
Boston Properties LP REIT
4.50%, 12/01/28Δ	900,000	894,743
2.55%, 04/01/32	1,100,000	958,379
BP Capital Markets America, Inc.
4.23%, 11/06/28	175,000	173,896
Broadcom, Inc.
2.45%, 02/15/31	2,000,000	1,809,963
4.15%, 04/15/32 144A	2,470,000	2,377,882
3.42%, 04/15/33	1,025,000	934,653
3.47%, 04/15/34	5,388,000	4,839,983
3.19%, 11/15/36 144A	28,000	23,470
3.50%, 02/15/41	222,000	177,474
Broadridge Financial Solutions, Inc.
5.75%, 05/15/36	110,000	110,108
Brookfield Capital Finance LLC
6.09%, 06/14/33	60,000	63,030
Brooklyn Union Gas Co. (The)
6.39%, 09/15/33 144A	1,250,000	1,329,373
Brown & Brown, Inc.
5.55%, 06/23/35Δ	260,000	259,573
Builders FirstSource, Inc.
6.38%, 03/01/34 144A	1,000,000	1,012,155
Bunge, Ltd. Finance Corporation
4.20%, 09/17/29	828,000	818,309
4.65%, 09/17/34Δ	828,000	799,664
CACI International, Inc.
6.38%, 06/15/33 144A	1,900,000	1,928,158
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.04%), 6.18%, 01/30/36^	$2,225,000	$2,276,961
(Variable, U.S. SOFR + 1.63%), 5.20%, 09/11/36^	790,000	769,306
(Variable, U.S. SOFR + 1.51%), 5.40%, 01/30/37^	1,700,000	1,678,281
Cardinal Health, Inc.
5.13%, 02/15/29	585,000	592,158
Carlyle Group, Inc. (The)
5.05%, 09/19/35Δ	725,000	694,352
Carnival Corporation, Ltd.
5.88%, 06/15/31 144A	1,615,000	1,644,932
5.75%, 08/01/32 144A	2,023,000	2,045,288
Carpenter Technology Corporation
5.63%, 03/01/34 144A	560,000	560,276
Carrier Global Corporation
2.72%, 02/15/30	750,000	701,438
2.70%, 02/15/31Δ	1,075,000	985,907
CBRE Services, Inc.
5.50%, 06/15/35	2,500,000	2,528,490
CCO Holdings LLC
4.75%, 03/01/30 144A	231,000	219,143
4.50%, 08/15/30 144A	2,050,000	1,906,926
CDW LLC
3.57%, 12/01/31	3,715,000	3,412,197
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 6.10%, 06/01/31ρ ^	950,000	950,698
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/31/50Ω ^	1,000,000	938,799
Charter Communications Operating LLC
6.38%, 10/23/35	550,000	549,394
3.95%, 06/30/62	3,820,000	2,260,903
Cheesecake Factory, Inc. (The)
2.00%, 03/15/30 CONV	9,000	11,475
Cheniere Energy Partners LP
5.95%, 06/30/33	3,070,000	3,206,622
5.75%, 08/15/34	50,000	51,560
5.55%, 10/30/35Δ	300,000	304,847
6.05%, 11/30/56 144A Δ	175,000	176,894
Cheniere Energy, Inc.
6.00%, 07/30/56 144A Δ	700,000	700,233
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,440,207
3.70%, 01/15/31Δ	1,644,000	1,552,877
5.85%, 08/01/34Δ	669,000	679,989
Chord Energy Corporation
6.00%, 10/01/30 144A	1,325,000	1,331,299
6.75%, 03/15/33 144A	470,000	477,206
Chubb INA Holdings LLC
6.80%, 11/15/31	979,000	1,069,490
Ciena Corporation
0.00%, 09/15/31 144A CONV »	28,000	29,540
Cigna Group (The)
2.40%, 03/15/30	625,000	577,698
	Par	Value
2.38%, 03/15/31	$1,250,000	$1,125,627
5.13%, 05/15/31	1,415,000	1,439,079
3.20%, 03/15/40	775,000	605,493
4.90%, 12/15/48Δ	350,000	308,356
Citadel Finance LLC
4.75%, 02/14/29 144A	600,000	590,735
Citadel Securities Global Holdings LLC
6.20%, 06/18/35 144A	250,000	255,720
5.75%, 03/27/36 144A	250,000	248,234
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.78%), 6.25%, 08/15/26ρ ^	175,000	175,257
4.30%, 11/20/26	75,000	75,024
4.45%, 09/29/27	175,000	174,753
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.21%), 7.38%, 05/15/28ρ ^	800,000	823,354
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 07/24/28^	175,000	173,482
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	2,600,000	2,628,057
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.57%), 6.75%, 02/15/30ρ ^	200,000	202,886
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.73%), 6.95%, 02/15/30ρ ^	650,000	665,259
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 6.88%, 08/15/30ρ ^	475,000	486,720
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.00%), 6.63%, 02/15/31ρ ^	1,815,000	1,849,988
(Variable, U.S. SOFR + 1.83%), 6.02%, 01/24/36^	1,804,000	1,858,816
Clarios Global LP
6.75%, 02/15/30 144A Δ	600,000	618,597
Cloudflare, Inc.
0.00%, 06/15/30 CONV »	16,000	20,272
CMS Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 06/01/55^	490,000	502,017
CNO Financial Group, Inc.
6.45%, 06/15/34	1,620,000	1,688,740
CNX Resources Corporation
5.88%, 03/01/34 144A	965,000	939,618
CoBank ACB
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.49%), 6.45%, 10/01/27ρ ^	600,000	602,943
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34	545,000	559,597
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/33 144A	1,095,000	1,149,940
Comcast Corporation
5.30%, 06/01/34	1,307,000	1,312,553
Commercial Metals Co.
5.75%, 11/15/33 144A	1,035,000	1,029,450

See Notes to Financial Statements.

	Par	Value
6.00%, 12/15/35 144A	$794,000	$792,369
CommonSpirit Health
4.35%, 09/01/30	1,145,000	1,120,262
4.98%, 09/01/35	1,745,000	1,693,720
6.46%, 11/01/52	1,005,000	1,083,937
Compass, Inc.
0.25%, 04/15/31 144A CONV	20,000	21,758
CompoSecure Holdings LLC
5.63%, 02/01/33 144A Δ	1,625,000	1,587,328
Continental Resources, Inc.
5.75%, 01/15/31 144A	6,495,000	6,615,305
Core & Main LP
6.00%, 07/01/34 144A	1,504,000	1,512,622
Corebridge Financial, Inc.
4.55%, 01/09/31 144A	2,200,000	2,165,016
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.85%), 6.88%, 12/15/52^	680,000	692,155
Corebridge Global Funding
5.20%, 06/24/29 144A	600,000	605,864
CoStar Group, Inc.
2.80%, 07/15/30 144A	700,000	630,004
Costco Wholesale Corporation
1.60%, 04/20/30Δ	625,000	564,936
Cox Communications, Inc.
2.95%, 10/01/50 144A	295,000	158,322
5.80%, 12/15/53 144A	175,000	147,826
CRH America Finance, Inc.
3.40%, 05/09/27 144A	2,100,000	2,082,364
3.95%, 04/04/28 144A	500,000	494,492
5.00%, 02/09/36Δ	449,000	439,303
CrossCountry Intermediate HoldCo LLC
6.75%, 12/01/32 144A	300,000	289,918
Crown Americas LLC
5.88%, 06/01/33	1,035,000	1,042,953
CSC Holdings LLC
5.38%, 02/01/28 144A	1,855,000	1,164,384
7.50%, 04/01/28 144A	590,000	159,905
CSX Corporation
3.80%, 04/15/50	275,000	209,100
CubeSmart LP REIT
2.50%, 02/15/32	130,000	114,748
Cumberland Combined Cycle Generation LLC
5.82%, 05/15/56	375,000	383,402
CVR Energy, Inc.
7.50%, 02/15/31 144A	350,000	348,588
DAE Funding LLC
4.95%, 01/15/33 144A	480,000	464,073
DBR Land Holdings LLC
6.25%, 12/01/30 144A	1,360,000	1,381,937
Dell International LLC
5.30%, 10/01/29	150,000	152,532
5.10%, 02/15/36	975,000	961,398
Devon Energy Corporation
5.60%, 07/15/41	77,000	75,991
	Par	Value
4.75%, 05/15/42Δ	$555,000	$495,958
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	250,000	234,586
Directv Financing LLC
8.88%, 02/01/30 144A	226,000	230,292
10.00%, 02/15/31 144A	39,000	40,496
Discovery Communications LLC
3.63%, 05/15/30	1,800,000	1,675,317
Discovery Global Holdings, Inc.
4.28%, 03/15/32	742,000	666,294
5.14%, 03/15/52	49,000	32,953
DOC DR LLC REIT
3.95%, 01/15/28	2,400,000	2,378,154
Dominion Energy, Inc.
3.38%, 04/01/30	250,000	238,740
5.00%, 06/15/30	500,000	505,775
2.25%, 08/15/31Δ	2,300,000	2,035,492
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.26%), 6.00%, 02/15/56^	300,000	301,465
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.01%), 6.20%, 02/15/56^	450,000	451,574
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.87%), 6.15%, 12/15/56^	364,000	365,203
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 6.25%, 12/15/56^	260,000	261,207
DoorDash, Inc.
0.00%, 05/15/30 CONV »	30,000	29,588
Dow Chemical Co. (The)
6.90%, 05/15/53Δ	280,000	292,632
Dri Healthcare LP
5.35%, 03/24/31†††	400,000	392,705
DTE Energy Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.81%), 6.20%, 07/01/58^	1,155,000	1,165,120
Duke Energy Corporation
2.45%, 06/01/30	1,800,000	1,657,931
5.45%, 06/15/34Δ	1,485,000	1,517,375
Duke Energy Florida LLC
5.88%, 11/15/33	2,000,000	2,109,040
Duke Energy Progress LLC
3.40%, 04/01/32Δ	2,300,000	2,143,460
DYAL CAPITAL PARTNERS III ISSUER A
6.55%, 06/15/44†††	644,000	653,180
DYAL CAPITAL PARTNERS III ISSUER B
6.55%, 06/15/44†††	506,000	513,213
DYAL CAPITAL PARTNERS IV ISSUER A
5.94%, 08/22/45†††	650,000	628,691
DYAL CAPITAL PARTNERS IV ISSUER B
5.94%, 08/22/45†††	600,000	580,330
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Eagle Materials, Inc.
5.00%, 03/15/36	$1,690,000	$1,635,303
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A	150,000	135,058
EchoStar Corporation
10.75%, 11/30/29	3,136,816	3,391,524
EchoStar Corporation PIK
Cash coupon 3.88% or PIK 3.88%, 11/30/30 CONV 1	83,704	261,575
Electronic Arts, Inc.
2.95%, 02/15/51	914,000	720,636
Elevance Health, Inc.
4.60%, 09/15/32	2,735,000	2,688,240
5.20%, 02/15/35	685,000	686,703
Emera U.S. Finance LLC
4.50%, 04/01/29	500,000	496,655
Encore Capital Group, Inc.
8.50%, 05/15/30 144A	600,000	637,607
6.63%, 06/01/32 144A	1,000,000	1,002,112
Enel Finance America LLC
2.88%, 07/12/41 144A	2,300,000	1,630,082
Energy Transfer LP
5.50%, 06/01/27	775,000	780,196
4.95%, 05/15/28Δ	900,000	904,798
5.25%, 04/15/29	800,000	810,830
5.75%, 02/15/33	1,575,000	1,631,370
5.70%, 04/01/35	3,020,000	3,100,891
5.30%, 04/15/47	150,000	134,733
5.40%, 10/01/47	50,000	45,373
6.00%, 06/15/48	50,000	48,588
5.95%, 05/15/54Δ	500,000	478,915
EnerSys
6.63%, 01/15/32 144A	1,000,000	1,023,114
Enstar Group, Ltd.
(Variable, U.S. SOFR + 2.54%), 6.69%, 07/15/37 144A ^	625,000	626,629
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 7.50%, 04/01/45 144A ^	475,000	502,761
Entegris, Inc.
4.75%, 04/15/29 144A	2,755,000	2,724,127
Enterprise Products Operating LLC
4.20%, 01/31/50	625,000	504,610
EPR Properties REIT
4.75%, 12/15/26	1,200,000	1,200,224
3.60%, 11/15/31	2,300,000	2,109,394
Equinix Europe 2 Financing Corporation LLC REIT
4.70%, 03/15/33	1,200,000	1,169,912
Equinix, Inc. REIT
1.55%, 03/15/28	2,200,000	2,092,006
2.15%, 07/15/30	2,080,000	1,875,766
Equitable Holdings, Inc.
4.35%, 04/20/28	863,000	857,691
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.70%, 03/28/55Δ ^	752,000	775,044
	Par	Value
Esab Corporation
5.63%, 04/01/31 144A	$1,123,000	$1,127,026
Etsy, Inc.
1.00%, 06/15/30 CONV	25,000	29,043
Evergy, Inc.
4.50%, 12/15/27 CONV	22,000	31,320
4.25%, 03/15/29	900,000	890,038
Eversource Energy
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.10%, 08/15/56^	200,000	199,678
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.33%), 6.35%, 08/15/56^	200,000	200,249
Exelon Corporation
4.05%, 04/15/30Δ	375,000	366,149
4.70%, 04/15/50	25,000	21,032
Expedia Group, Inc.
4.63%, 08/01/27Δ	353,000	353,296
3.80%, 02/15/28Δ	350,000	345,652
3.25%, 02/15/30	250,000	237,502
2.95%, 03/15/31	120,000	110,313
5.40%, 02/15/35Δ	2,482,000	2,457,831
Extra Space Storage LP REIT
3.88%, 12/15/27	900,000	893,105
Fair Isaac Corporation
6.00%, 05/15/33 144A	1,483,000	1,461,041
6.25%, 09/15/34 144A	3,109,000	3,064,211
Farmers Insurance Exchange
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.86%), 7.00%, 10/15/64 144A ^	580,000	585,061
Federal Realty OP LP REIT
3.25%, 01/15/29 144A CONV	13,000	14,346
3.50%, 06/01/30	1,900,000	1,815,197
FedEx Corporation
4.05%, 02/15/48	425,000	343,797
FedEx Freight Holding Co., Inc.
4.65%, 03/15/31 144A	3,000,000	2,948,112
Fidelity National Financial, Inc.
4.50%, 08/15/28	2,675,000	2,659,765
Fidelity National Information Services, Inc.
4.80%, 03/10/31	2,160,000	2,137,124
First American Financial Corporation
4.00%, 05/15/30	450,000	432,881
5.45%, 09/30/34	700,000	691,620
First Horizon Corporation
(Variable, U.S. SOFR + 1.77%), 5.51%, 03/07/31Δ ^	880,000	891,348
FirstCash, Inc.
6.13%, 05/01/34 144A	1,790,000	1,782,704
FirstEnergy Corporation
3.88%, 01/15/31 CONV	35,000	38,901
Fiserv, Inc.
4.20%, 10/01/28	425,000	419,236

See Notes to Financial Statements.

	Par	Value
Florida Power & Light Co.
3.80%, 12/15/42	$475,000	$385,533
Flowserve Corporation
5.70%, 05/15/36	600,000	603,264
Fluor Corporation
1.13%, 08/15/29 CONV	17,000	22,555
Ford Motor Credit Co. LLC
5.92%, 03/20/28	1,100,000	1,113,951
5.42%, 04/09/31	7,315,000	7,255,159
Fort Benning Family Communities LLC
6.09%, 01/15/51 144A	1,106,616	984,176
Fortitude Global Funding
5.50%, 06/12/31 144A Δ	600,000	603,325
Fortitude Group Holdings LLC
6.25%, 04/01/30 144A	350,000	357,922
Foundry JV Holdco LLC
5.90%, 01/25/33 144A	1,500,000	1,564,622
5.88%, 01/25/34 144A	200,000	203,391
6.20%, 01/25/37 144A	500,000	529,324
Fox Corporation
4.71%, 01/25/29	275,000	274,844
3.50%, 04/08/30Δ	150,000	143,606
Freshpet, Inc.
3.00%, 04/01/28 CONV	9,000	10,463
GA Global Funding Trust
2.90%, 01/06/32 144A	1,450,000	1,277,049
GATX Corporation
6.90%, 05/01/34	1,550,000	1,714,883
GE HealthCare Technologies, Inc.
6.38%, 11/22/52Δ	320,000	340,589
General Motors Co.
5.95%, 04/01/49Δ	239,000	230,373
General Motors Financial Co., Inc.
5.05%, 04/04/28	600,000	603,824
2.40%, 04/10/28	150,000	144,189
GFL Environmental Holdings U.S., Inc.
5.63%, 07/01/31 144A	2,245,000	2,246,486
5.50%, 02/01/34 144A	1,619,000	1,585,549
Gilead Sciences, Inc.
4.50%, 02/01/45	300,000	261,190
Glencore Funding LLC
2.63%, 09/23/31 144A	650,000	580,537
6.50%, 10/06/33 144A	8,410,000	9,062,002
Global Atlantic Fin Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.61%), 7.95%, 10/15/54 144A Δ ^	150,000	151,163
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.55%), 7.25%, 03/01/56 144A ^	965,000	946,452
Global Infrastructure Solutions, Inc.
6.38%, 07/15/34 144A	1,390,000	1,398,785
Global Partners LP
8.25%, 01/15/32 144A Δ	550,000	576,295
	Par	Value
Global Payments, Inc.
4.88%, 11/15/30Δ	$275,000	$270,408
5.20%, 11/15/32	205,000	200,400
5.40%, 03/15/33	320,000	313,838
5.55%, 11/15/35	1,880,000	1,823,377
Globe Life, Inc.
5.85%, 09/15/34	210,000	217,208
Goldman Sachs Group, Inc. (The)
(Floating, CME Term SOFR 3M + 2.01%), 5.68%, 10/28/27†	1,800,000	1,809,148
(Variable, CME Term SOFR 3M + 1.56%), 4.22%, 05/01/29^	3,200,000	3,172,972
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.81%), 7.50%, 05/10/29ρ Δ ^	1,050,000	1,101,877
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.85%, 02/10/30ρ ^	551,000	566,788
(Variable, U.S. SOFR + 0.99%), 4.59%, 04/20/30Δ ^	500,000	497,243
(Variable, U.S. SOFR + 1.27%), 5.73%, 04/25/30^	5,200,000	5,330,015
(Variable, U.S. SOFR + 1.06%), 4.37%, 10/21/31^	600,000	586,948
(Variable, U.S. SOFR + 0.96%), 4.52%, 01/21/32^	3,300,000	3,238,382
(Variable, U.S. SOFR + 1.03%), 4.97%, 06/03/32Δ ^	1,500,000	1,499,459
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34ρ Δ ^	200,000	200,530
(Variable, U.S. SOFR + 1.19%), 5.07%, 01/21/37^	1,246,000	1,216,988
(Variable, U.S. SOFR + 1.31%), 5.43%, 06/03/37^	275,000	276,050
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.18%), 5.39%, 02/02/41^	3,512,000	3,422,367
Goodman U.S. Finance Five LLC REIT
4.63%, 05/04/32 144A Δ	2,000,000	1,947,886
Graham Holdings Co.
5.63%, 12/01/33 144A	1,930,000	1,918,576
Grand River Funding Trust I
6.31%, 02/15/36 144A	350,000	351,242
Grand River Funding Trust II
7.28%, 02/15/56 144A	550,000	571,493
Granite Construction, Inc.
3.25%, 06/15/30 CONV	14,000	29,341
6.38%, 06/15/34 144A	1,270,000	1,294,577
Greensaif Pipelines Bidco S.a.r.l.
5.85%, 02/23/36 144A	200,000	204,312
6.13%, 02/23/38 144A	200,000	207,244
6.10%, 08/23/42 144A	250,000	255,339
Guidewire Software, Inc.
1.25%, 11/01/29 CONV	20,000	19,250
Gulfstream Natural Gas System LLC
5.60%, 07/23/35 144A	600,000	609,363
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GXO Logistics, Inc.
6.25%, 05/06/29	$250,000	$258,516
6.50%, 05/06/34	250,000	262,285
Halozyme Therapeutics, Inc.
0.88%, 11/15/32 144A CONV	19,000	20,925
Hanover Insurance Group, Inc. (The)
5.50%, 09/01/35	350,000	352,639
Hasbro, Inc.
6.05%, 05/14/34	400,000	418,264
HCA, Inc.
3.13%, 03/15/27	2,100,000	2,080,851
5.45%, 04/01/31	6,206,000	6,343,108
5.60%, 04/01/34	3,320,000	3,391,133
4.90%, 11/15/35	260,000	251,891
Healthcare Realty Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,412,532
2.05%, 03/15/31	200,000	174,562
Helmerich & Payne, Inc.
5.50%, 12/01/34	731,000	717,386
Henneman Trust
6.58%, 05/15/55 144A	450,000	466,657
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	30,000	30,936
HF Sinclair Corporation
5.50%, 09/01/32	525,000	528,890
6.25%, 01/15/35	400,000	415,493
Highmark, Inc.
2.55%, 05/10/31 144A	300,000	267,913
5.75%, 05/15/36 144A	400,000	403,262
Hilton Domestic Operating Co., Inc.
5.50%, 09/15/31 144A	1,865,000	1,870,806
5.50%, 03/31/34 144A	1,220,000	1,210,124
HNI Corporation
5.13%, 01/18/29 144A	600,000	591,400
Home Depot, Inc. (The)
3.90%, 12/06/28	275,000	272,785
3.25%, 04/15/32Δ	700,000	651,618
Honeywell Aerospace, Inc.
4.95%, 03/16/36 144A	338,000	332,966
HORSESHOE FUNDING TRUST I
6.06%, 02/15/36 144A	175,000	177,844
HORSESHOE FUNDING TRUST II
6.89%, 11/15/55 144A Δ	100,000	104,909
Host Hotels & Resorts LP REIT
2.90%, 12/15/31	292,000	261,624
5.70%, 07/01/34	1,100,000	1,125,691
5.50%, 04/15/35Δ	1,915,000	1,922,614
HP, Inc.
4.00%, 04/15/29	130,000	127,461
HPS Corporate Lending Fund
4.90%, 09/11/28	800,000	784,264
Humana, Inc.
5.50%, 03/15/53	216,000	196,209
HUT 8 DC LLC
6.19%, 11/15/42 144A	1,818,000	1,842,186
Hyatt Hotels Corporation
5.50%, 06/30/34Δ	1,468,000	1,485,795
5.40%, 12/15/35Δ	875,000	868,878
	Par	Value
Hyundai Capital America
1.65%, 09/17/26 144A	$2,300,000	$2,287,329
5.30%, 03/19/27 144A	1,000,000	1,006,222
Indivior Pharmaceuticals, Inc.
0.63%, 03/15/31 144A CONV	20,000	24,358
Ingersoll Rand, Inc.
5.31%, 06/15/31	408,000	416,282
5.70%, 08/14/33	2,290,000	2,382,472
Installed Building Products, Inc.
5.63%, 02/01/34 144A	2,030,000	2,020,046
Insulet Corporation
6.50%, 04/01/33 144A Δ	155,000	157,335
Intel Corporation
5.20%, 02/10/33	925,000	935,550
5.15%, 02/21/34Δ	378,000	378,345
5.30%, 05/15/36	568,000	565,419
5.70%, 02/10/53Δ	250,000	235,960
Intercontinental Exchange, Inc.
3.63%, 09/01/28	395,000	387,764
InterDigital, Inc.
3.50%, 06/01/27 CONV	8,000	29,288
International Computer Financing, Inc.
0.00%,	6,275,000	6,275,000
International Flavors & Fragrances, Inc.
1.83%, 10/15/27 144A	195,000	188,350
Intuit, Inc.
5.50%, 06/15/36	2,171,000	2,163,751
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	425,000	402,417
IPALCO Enterprises, Inc.
4.25%, 05/01/30	1,800,000	1,748,812
IQVIA, Inc.
6.25%, 06/01/32 144A	1,350,000	1,374,203
Iron Mountain, Inc. REIT
6.25%, 01/15/35 144A	1,625,000	1,633,365
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	1,774,275
Itron, Inc.
1.38%, 07/15/30 CONV	15,000	14,977
Jackson National Life Global Funding
5.55%, 07/02/27 144A	700,000	706,497
Jane Street Group
7.13%, 04/30/31 144A	1,220,000	1,262,042
6.75%, 05/01/33 144A	2,120,000	2,181,293
Jefferies Finance LLC
6.63%, 10/15/31 144A Δ	950,000	935,930
Jefferies Financial Group, Inc.
5.13%, 04/28/31	234,000	231,056
6.20%, 04/14/34	3,490,000	3,573,143
JH North America Holdings, Inc.
5.88%, 01/31/31 144A	180,000	180,982
6.13%, 07/31/32 144A	255,000	257,294
JPMorgan Chase & Co.
2.95%, 10/01/26	700,000	698,152
11.00%, 11/26/27 144A 2	4,220,000,000	353,001

See Notes to Financial Statements.

	Par	Value
3.63%, 12/01/27	$1,025,000	$1,013,496
(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 02/01/28^	1,219,000	1,214,164
(Floating, U.S. SOFR + 0.92%), 4.56%, 04/22/28† Δ	1,700,000	1,706,202
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,900,000	1,916,106
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 01/23/29^	1,125,000	1,106,566
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	2,000,000	2,026,241
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/05/29^	800,000	795,582
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.50%, 04/01/30ρ Δ ^	2,625,000	2,689,210
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30^	1,000,000	1,022,050
(Variable, U.S. SOFR + 0.82%), 4.41%, 04/23/30^	600,000	594,974
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	3,650,000	3,365,204
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	225,000	210,127
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.10%, 07/01/31ρ ^	1,100,000	1,114,262
(Variable, U.S. SOFR + 0.84%), 4.35%, 01/22/32^	2,715,000	2,660,283
(Variable, U.S. SOFR + 1.85%), 5.35%, 06/01/34^	2,600,000	2,644,395
(Variable, U.S. SOFR + 1.34%), 4.95%, 10/22/35^	1,090,000	1,075,925
(Variable, U.S. SOFR + 1.32%), 5.50%, 01/24/36^	350,000	357,841
(Variable, U.S. SOFR + 1.68%), 5.57%, 04/22/36^	5,820,000	5,985,733
(Variable, U.S. SOFR + 1.07%), 4.90%, 01/22/37^	4,325,000	4,213,201
(Variable, U.S. SOFR + 1.30%), 5.19%, 02/05/37Δ ^	1,490,000	1,465,971
KeyCorp
(Variable, U.S. SOFR Index + 2.06%), 4.79%, 06/01/33^	3,020,000	2,962,678
Kilroy Realty LP REIT
4.75%, 12/15/28	1,728,000	1,716,311
Kinetik Holdings LP
6.63%, 12/15/28 144A	796,000	809,546
Lamar Media Corporation
5.38%, 11/01/33 144A Δ	1,640,000	1,608,544
Lazard Group LLC
5.63%, 08/01/35Δ	2,875,000	2,891,298
LBJ Infrastructure Group LLC
3.80%, 12/31/57 144A Δ	1,450,000	1,036,060
Liberty Utilities Co.
5.65%, 05/15/36 144A	325,000	323,842
Ligand Pharmaceuticals, Inc.
0.75%, 10/01/30 144A CONV	21,000	35,963
Lincoln National Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.40%), 6.80%, 07/15/56^	600,000	599,559
	Par	Value
Loews Corporation
4.94%, 04/01/36	$440,000	$430,751
Lowe's Cos., Inc.
1.70%, 09/15/28Δ	1,025,000	964,688
1.70%, 10/15/30	775,000	685,797
3.00%, 10/15/50	175,000	110,874
4.25%, 04/01/52Δ	550,000	431,026
LPL Holdings, Inc.
6.00%, 05/20/34Δ	400,000	409,344
5.75%, 06/15/35	300,000	300,879
Lumentum Holdings, Inc.
0.38%, 03/15/32 144A CONV	6,000	27,705
Lyft, Inc.
0.00%, 09/15/30 144A CONV »	27,000	26,474
M&T Bank Corporation
(Variable, U.S. SOFR + 1.85%), 5.05%, 01/27/34^	785,000	778,580
Maple Grove Funding Trust I
4.16%, 08/15/51 144A	775,000	563,008
Marathon Petroleum Corporation
3.80%, 04/01/28	150,000	148,093
Marriott International, Inc.
4.90%, 04/15/29	375,000	378,208
4.88%, 05/15/29Δ	530,000	534,523
2.85%, 04/15/31Δ	1,075,000	988,278
4.50%, 05/01/33	1,050,000	1,016,748
5.50%, 04/15/37	1,770,000	1,787,772
5.10%, 05/01/38	1,164,000	1,123,040
Mars, Inc.
4.80%, 03/01/30 144A	2,350,000	2,357,457
3.20%, 04/01/30 144A	425,000	404,227
5.00%, 03/01/32 144A Δ	2,075,000	2,090,204
5.20%, 03/01/35 144A	450,000	451,942
Marsh & McLennan Cos., Inc.
5.00%, 03/15/35	1,530,000	1,515,507
Martin Marietta Materials, Inc.
3.20%, 07/15/51	375,000	249,159
Masco Corporation
1.50%, 02/15/28Δ	2,200,000	2,094,323
Matador Resources Co.
6.50%, 04/15/32 144A	40,000	40,240
Mercedes-Benz Finance North America LLC
4.90%, 11/15/27 144A	1,400,000	1,407,362
Meridian Arc Holdco LLC
6.25%, 04/30/31 144A	1,780,000	1,785,153
Meritage Homes Corporation
5.65%, 03/15/35Δ	1,630,000	1,648,758
Meta Platforms, Inc.
4.20%, 11/15/30Δ	2,225,000	2,190,611
3.85%, 08/15/32	3,000	2,840
4.88%, 11/15/35	2,000,000	1,947,070
5.63%, 11/15/55	778,000	705,469
6.30%, 05/15/56	1,214,000	1,209,246
5.75%, 05/15/63	890,000	801,897
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.35%, 03/15/55^	$600,000	$615,158
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.82%), 5.85%, 03/15/56Δ ^	300,000	296,104
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A Δ	2,000,000	1,994,388
Microchip Technology, Inc.
0.00%, 02/15/30 144A CONV »	20,000	23,070
MidAmerican Energy Co.
3.65%, 04/15/29	400,000	391,156
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 144A	650,000	644,813
MKS, Inc.
1.25%, 06/01/30 CONV	13,000	38,315
Mobility Global, Inc.
6.05%, 06/15/36 144A	950,000	961,142
Molina Healthcare, Inc.
3.88%, 11/15/30 144A	317,000	295,824
Moog, Inc.
5.50%, 10/15/34 144A	395,000	389,973
Morgan Stanley
3.95%, 04/23/27Δ	448,000	446,606
(Floating, U.S. SOFR + 1.02%), 4.66%, 04/13/28†	3,100,000	3,109,757
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	800,000	806,948
(Variable, U.S. SOFR + 1.73%), 5.12%, 02/01/29^	2,400,000	2,414,886
(Variable, U.S. SOFR + 1.59%), 5.16%, 04/20/29^	2,430,000	2,449,473
(Variable, CME Term SOFR 3M + 1.89%), 4.43%, 01/23/30^	200,000	198,197
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	800,000	817,335
(Variable, U.S. SOFR + 1.11%), 5.23%, 01/15/31^	300,000	303,432
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	1,225,000	1,137,746
(Variable, U.S. SOFR + 0.95%), 4.49%, 01/16/32^	1,400,000	1,373,099
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	825,000	717,836
(Variable, U.S. SOFR + 1.20%), 4.71%, 03/12/32^	2,200,000	2,173,338
(Variable, U.S. SOFR Index + 1.18%), 4.81%, 04/16/32^	2,600,000	2,580,334
(Variable, U.S. SOFR + 2.05%), 6.63%, 11/01/34Δ ^	3,901,000	4,234,851
(Variable, U.S. SOFR + 1.73%), 5.47%, 01/18/35^	848,000	861,226
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	7,485,000	7,768,565
(Variable, U.S. SOFR + 1.56%), 5.32%, 07/19/35^	700,000	703,665
(Variable, U.S. SOFR + 1.76%), 5.66%, 04/17/36^	825,000	847,323
	Par	Value
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	$1,250,000	$1,084,653
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 02/07/39^	200,000	206,322
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.17%), 5.31%, 01/18/41^	778,000	758,503
Morgan Stanley Bank NA
(Variable, U.S. SOFR Index + 0.97%), 4.79%, 05/10/30^	400,000	400,449
Morgan Stanley Private Bank NA
(Variable, U.S. SOFR + 1.02%), 4.47%, 11/19/31^	1,696,000	1,667,373
MPLX LP
4.80%, 02/15/29	600,000	601,430
5.40%, 09/15/35	575,000	573,688
4.50%, 04/15/38	125,000	113,274
5.50%, 02/15/49	435,000	401,207
5.65%, 03/01/53Δ	50,000	46,685
5.95%, 04/01/55	600,000	582,645
6.20%, 09/15/55Δ	500,000	502,669
MSCI, Inc.
3.88%, 02/15/31 144A	1,580,000	1,496,911
5.25%, 09/01/35	1,141,000	1,117,258
Mutual of Omaha Cos. Global Funding
4.55%, 01/13/31 144A Δ	1,700,000	1,678,979
Mutual of Omaha Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.95%), 6.14%, 01/16/64 144A ^	1,000,000	1,030,922
Nassau Cos. of New York (The)
7.88%, 07/15/30 144A Δ	382,000	365,311
National Fuel Gas Co.
5.50%, 05/15/36	600,000	596,529
Nationwide Financial Services, Inc.
6.75%, 05/15/37Δ	1,000,000	999,530
Nature Conservancy (The)
0.94%, 07/01/26	25,000	25,000
1.30%, 07/01/28	25,000	23,351
NCL Corporation, Ltd.
0.88%, 04/15/30 CONV	10,000	11,163
Neogen Food Safety Corporation
8.63%, 07/20/30 144A	625,000	658,741
NetApp, Inc.
5.70%, 03/17/35	550,000	562,916
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	1,090,000	1,037,191
2.25%, 06/01/30Δ	1,900,000	1,733,664
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 08/15/55^	240,000	244,547
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.84%), 6.00%, 10/01/56^	177,000	176,964

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.69%), 6.63%, 10/01/66^	$175,000	$177,763
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.55%), 3.80%, 03/15/82^	100,000	98,685
NGPL PipeCo LLC
5.60%, 08/15/36 144A	415,000	412,868
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	1,982,288
NiSource, Inc.
3.60%, 05/01/30	125,000	120,114
3.95%, 03/30/48	500,000	383,117
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.04%), 5.75%, 07/15/56Δ ^	275,000	275,478
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28 144A	2,200,000	2,093,270
NNN REIT, Inc. REIT
3.60%, 12/15/26	275,000	274,258
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	350,000	361,475
3.85%, 09/30/47 144A	250,000	192,071
Novelis Corporation
6.38%, 08/15/33 144A	525,000	529,157
NRG Energy, Inc.
7.00%, 03/15/33 144A	700,000	759,746
5.88%, 05/15/34 144A	865,000	860,865
NuStar Logistics LP
6.38%, 10/01/30	221,000	228,486
Nutanix, Inc.
0.50%, 12/15/29 CONV	24,000	23,674
Nuveen LLC
5.85%, 04/15/34 144A	300,000	307,335
NVIDIA Corporation
4.95%, 06/15/36	1,848,000	1,832,509
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33 144A	540,000	565,192
Occidental Petroleum Corporation
7.88%, 09/15/31	445,000	501,784
6.45%, 09/15/36	150,000	160,983
Old Republic International Corporation
5.70%, 06/01/36	850,000	853,389
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29	1,600,000	1,536,152
OneMain Finance Corporation
7.88%, 03/15/30	300,000	312,507
7.50%, 05/15/31	150,000	155,059
7.13%, 11/15/31	800,000	816,856
ONEOK, Inc.
5.38%, 06/01/29	100,000	101,673
6.35%, 01/15/31	1,600,000	1,686,553
5.65%, 09/01/34	100,000	101,939
5.05%, 11/01/34	2,375,000	2,323,848
	Par	Value
6.25%, 10/15/55Δ	$1,025,000	$1,029,541
Onto Innovation, Inc.
0.00%, 06/01/31 144A CONV »	19,000	25,097
Oracle Corporation
4.55%, 02/04/29	400,000	394,386
2.95%, 04/01/30	146,000	134,415
4.65%, 05/06/30	700,000	686,664
2.88%, 03/25/31	1,820,000	1,626,524
4.80%, 09/26/32	2,080,000	1,979,987
6.25%, 11/09/32	1,275,000	1,310,970
4.90%, 02/06/33Δ	1,071,000	1,015,825
5.35%, 05/04/33Δ	1,645,000	1,598,364
5.20%, 09/26/35Δ	4,541,000	4,253,187
5.70%, 02/04/36Δ	1,929,000	1,868,828
3.60%, 04/01/40	450,000	328,315
5.88%, 09/26/45	87,000	76,207
4.00%, 07/15/46	275,000	185,634
3.95%, 03/25/51	41,000	26,253
6.90%, 11/09/52Δ	875,000	839,556
6.00%, 08/03/55	82,000	69,871
5.95%, 09/26/55	1,607,000	1,366,517
6.70%, 02/04/56Δ	2,457,000	2,313,984
6.10%, 09/26/65	150,000	125,611
6.85%, 02/04/66	1,044,000	972,369
O'Reilly Automotive, Inc.
5.10%, 03/12/36	770,000	763,196
Otis Worldwide Corporation
2.57%, 02/15/30	25,000	23,236
Owens Corning
5.70%, 06/15/34Δ	1,616,000	1,670,809
Pacific Beacon LLC
5.51%, 07/15/36 144A	750,000	737,667
Pacific Gas and Electric Co.
2.10%, 08/01/27	275,000	267,824
4.55%, 07/01/30	1,800,000	1,773,048
2.50%, 02/01/31	500,000	448,776
5.90%, 06/15/32	1,600,000	1,655,425
6.40%, 06/15/33	2,000,000	2,117,062
5.20%, 05/01/36	500,000	485,843
3.30%, 08/01/40	150,000	112,570
PacifiCorp
5.45%, 04/15/33	600,000	609,297
5.80%, 01/15/55	1,500,000	1,431,590
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.32%), 7.38%, 09/15/55^	345,000	348,750
Paramount Global
7.88%, 07/30/30	200,000	210,106
4.95%, 01/15/31	225,000	209,214
5.90%, 10/15/40	158,000	124,260
5.25%, 04/01/44	256,000	176,004
4.90%, 08/15/44	291,000	192,490
PartnerRe Finance B LLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.82%), 4.50%, 10/01/50Δ ^	400,000	387,241
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Paychex, Inc.
5.60%, 04/15/35Δ	$440,000	$444,792
PayPal Holdings, Inc.
2.65%, 10/01/26	50,000	49,833
PeaceHealth Obligated Group
4.34%, 11/15/28Δ	1,010,000	1,002,138
PennyMac Financial Services, Inc.
7.88%, 12/15/29 144A	300,000	312,180
6.75%, 02/15/34 144A	150,000	144,094
Penske Truck Leasing Co. LP
5.25%, 07/01/29 144A	2,293,000	2,322,060
Pershing Square Holdings, Ltd.
3.25%, 11/15/30	250,000	230,154
Phillips 66 Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.28%), 5.88%, 03/15/56^	175,000	173,767
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 6.20%, 03/15/56Δ ^	100,000	100,471
Pilgrim's Pride Corporation
4.25%, 04/15/31	5,000	4,798
3.50%, 03/01/32	3,430,000	3,128,971
Pinnacle West Capital Corporation
4.75%, 06/15/27 CONV	24,000	28,628
Plains All American Pipeline LP
5.70%, 09/15/34	1,300,000	1,328,695
5.60%, 01/15/36	400,000	401,350
Polaris, Inc.
5.60%, 03/01/31Δ	600,000	600,567
Post Holdings, Inc.
2.50%, 08/15/27 CONV	20,000	20,750
6.50%, 03/15/36 144A	1,750,000	1,731,544
PR RNO Property Owner 1 LLC
6.50%, 05/01/31 144A	1,200,000	1,199,096
Prime Property Fund, LLC
5.81%, 07/15/35†††	800,000	794,496
Progress Energy, Inc.
7.75%, 03/01/31	400,000	447,654
Project Indigo
5.90%, 03/31/32	503,349	503,349
Prologis LP REIT
4.20%, 02/15/33(C)	900,000	639,382
Prologis Targeted U.S. Logistics Fund LP
4.63%, 03/15/33 144A	425,000	413,950
Prudential Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.00%, 09/01/52Δ ^	600,000	610,439
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.75%, 03/01/53Δ ^	400,000	422,033
Public Storage Operating Co. REIT
0.50%, 09/09/30(E)	2,000,000	2,036,833
Qnity Electronics, Inc.
5.75%, 08/15/32 144A	365,000	367,400
6.25%, 08/15/33 144A	230,000	234,298
	Par	Value
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.70%, 04/15/36 144A	$5,760,000	$5,478,663
QTS Thunder
5.42%, 08/21/32†††	3,150,000	3,090,245
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	300,000	306,497
QXO Building Products, Inc.
6.50%, 07/15/31 144A	380,000	387,496
6.75%, 04/30/32 144A	1,185,000	1,224,323
RD Michigan Property Owner I LLC
7.50%, 03/30/45 144A	13,035,000	12,999,081
Regency Centers LP REIT
2.95%, 09/15/29	875,000	831,812
Reinsurance Group of America, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.65%, 09/15/55Δ ^	150,000	151,976
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.34%), 6.38%, 09/15/56Δ ^	460,000	456,455
Republic Services, Inc.
4.88%, 04/01/29	400,000	403,719
RGA Global Funding
4.60%, 11/25/30 144A	550,000	543,020
5.00%, 08/25/32 144A Δ	975,000	966,248
RHP Hotel Properties LP REIT
5.75%, 03/15/34 144A	435,000	431,217
RLI Corporation
5.38%, 06/01/36	425,000	412,701
Rocket Cos., Inc.
6.13%, 08/01/30 144A	850,000	865,000
6.13%, 08/01/31 144A	870,000	889,181
6.38%, 08/01/33 144A Δ	995,000	1,013,123
6.50%, 06/15/34 144A	150,000	154,039
Rocket Mortgage LLC
4.00%, 10/15/33 144A Δ	4,950,000	4,457,926
Roper Technologies, Inc.
4.20%, 09/15/28	575,000	570,692
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/33 144A	3,910,000	3,966,239
4.75%, 05/15/33	3,172,000	3,088,648
5.38%, 01/15/36	650,000	645,541
5.25%, 02/27/38	3,091,000	2,995,134
RTX Corporation
3.50%, 03/15/27	550,000	547,206
4.13%, 11/16/28	600,000	595,458
Rubrik, Inc.
0.00%, 06/15/30 CONV »	36,000	36,846
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,456,030
Safehold GL Holdings LLC REIT
2.85%, 01/15/32Δ	651,000	581,826
5.65%, 01/15/35	53,000	53,697
Salesforce, Inc.
4.90%, 09/15/31	4,840,000	4,830,307
5.55%, 03/15/36Δ	7,805,000	7,802,299

See Notes to Financial Statements.

	Par	Value
Santander Holdings U.S.A., Inc.
3.24%, 10/05/26	$1,100,000	$1,096,974
SBA Tower Trust REIT
1.84%, 04/15/27 144A	1,000,000	978,341
2.33%, 01/15/28 144A	2,300,000	2,214,733
Seagate HDD Cayman
3.50%, 06/01/28 CONV	2,000	23,343
Sempra
3.40%, 02/01/28	300,000	294,478
Sensata Technologies, Inc.
3.75%, 02/15/31 144A	990,000	926,299
ServiceNow, Inc.
1.40%, 09/01/30	775,000	679,622
Sherwin-Williams Co. (The)
2.95%, 08/15/29Δ	550,000	524,136
Sierra Pacific Power Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.55%), 6.20%, 12/15/55^	200,000	198,911
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.64%), 6.38%, 09/15/56^	850,000	850,155
Sirius XM Holdings, Inc.
3.75%, 03/15/28 CONV	9,000	10,334
SiTime Corporation
0.00%, 06/15/31 CONV »	20,000	22,190
SLM Corporation
(Variable, U.S. SOFR Index + 2.71%), 6.50%, 05/15/32Δ ^	1,225,000	1,225,113
SM Energy Co.
8.38%, 07/01/28 144A	290,000	296,925
Smithfield Foods, Inc.
5.20%, 04/01/29 144A	650,000	652,953
Snap, Inc.
6.88%, 03/15/34 144A	1,014,000	982,457
Snowflake, Inc.
0.00%, 10/01/29 CONV »	27,000	47,806
Solstice Advanced Materials, Inc.
5.63%, 09/30/33 144A	1,385,000	1,377,108
Solventum Corporation
5.40%, 03/01/29	303,000	308,298
5.60%, 03/23/34	715,000	732,043
Sotheby's
5.88%, 06/01/29 144A	325,000	310,084
Southern California Edison Co.
4.20%, 03/01/29	450,000	443,273
5.15%, 06/01/29	1,050,000	1,061,282
4.95%, 09/15/31Δ	200,000	199,618
Southern California Gas Co.
2.95%, 04/15/27	2,100,000	2,079,423
Southern Co. (The)
5.70%, 03/15/34	2,835,000	2,937,962
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.92%), 3.75%, 09/15/51^	87,000	86,874
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.99%), 6.00%, 04/01/58^	1,000,000	1,002,687
	Par	Value
Space Exploration Technologies Corporation
5.35%, 07/15/31 144A	$370,000	$369,131
5.65%, 07/15/33 144A	270,000	268,468
5.88%, 07/15/36 144A	5,855,000	5,780,840
6.60%, 07/15/46 144A	600,000	583,874
6.65%, 07/15/56 144A	2,377,000	2,294,795
Spectrum Brands, Inc.
3.38%, 06/01/29 CONV	30,000	31,341
Spire Missouri, Inc.
5.15%, 08/15/34	800,000	807,390
Spire, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.56%), 6.25%, 06/01/56^	425,000	423,600
Sprint Capital Corporation
6.88%, 11/15/28	1,500,000	1,571,688
8.75%, 03/15/32	1,205,000	1,419,893
Standard Building Solutions, Inc.
6.25%, 08/01/33 144A	1,140,000	1,133,078
Starbucks Corporation
4.00%, 11/15/28	550,000	543,775
2.55%, 11/15/30Δ	1,900,000	1,740,923
Starwood Property Trust, Inc.
5.25%, 10/15/28 144A	860,000	856,580
7.25%, 04/01/29 144A	1,820,000	1,881,376
5.75%, 01/15/31 144A	740,000	736,281
6.13%, 06/01/31 144A	510,000	513,028
State Street Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 03/15/29ρ Δ ^	950,000	982,951
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	50,000	47,551
Steel Dynamics, Inc.
1.65%, 10/15/27	325,000	313,441
5.25%, 05/15/35	785,000	788,278
Stellantis Finance U.S., Inc.
5.75%, 03/18/30 144A	500,000	499,818
Stellantis Financial Services U.S. Corporation
5.40%, 09/15/30 144A	700,000	686,034
5.80%, 06/15/31 144A	1,400,000	1,384,022
Stewart Information Services Corporation
3.60%, 11/15/31	3,760,000	3,344,239
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	1,837,779
Stolthaven Houston, Inc.
5.98%, 07/17/34†††	582,000	582,460
Stonex Escrow Issuer LLC
6.88%, 07/15/32 144A	1,270,000	1,306,972
Stryker Corporation
4.63%, 09/11/34	1,900,000	1,859,189
Sumisho Air Lease Corporation
4.85%, 03/24/31 144A	3,200,000	3,167,447
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Sunoco LP
5.63%, 03/15/31 144A	$246,000	$244,305
5.38%, 07/15/31 144A	41,000	40,463
6.63%, 08/15/32 144A	800,000	814,093
6.25%, 07/01/33 144A	285,000	287,692
5.88%, 03/15/34 144A	1,410,000	1,391,506
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 144A	1,220,000	1,203,186
Symetra Life Insurance Co.
6.55%, 10/01/55 144A	250,000	257,045
Synchrony Financial
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	520,000	520,161
(Variable, U.S. SOFR + 1.53%), 4.95%, 02/25/32^	1,782,000	1,737,828
(Variable, U.S. SOFR + 2.07%), 6.00%, 07/29/36Δ ^	1,418,000	1,425,385
Synopsys, Inc.
5.15%, 04/01/35	765,000	760,978
5.70%, 04/01/55Δ	895,000	868,722
Sysco Corporation
4.95%, 03/25/36Δ	250,000	240,711
6.60%, 04/01/40	700,000	759,162
Targa Resources Corporation
4.20%, 02/01/33	380,000	360,285
6.50%, 03/30/34	3,150,000	3,396,351
5.50%, 02/15/35	400,000	403,934
5.40%, 07/30/36	775,000	772,215
6.05%, 05/15/56	275,000	272,196
Taylor Morrison Communities, Inc.
5.75%, 11/15/32 144A	262,000	269,964
TD SYNNEX Corporation
6.10%, 04/12/34	2,255,000	2,347,632
5.30%, 10/10/35Δ	830,000	817,447
Tetra Tech, Inc.
2.25%, 08/15/28 CONV	18,000	18,977
Textron, Inc.
2.45%, 03/15/31	1,700,000	1,535,855
6.10%, 11/15/33	3,210,000	3,404,186
THOR FINANCECO LLC
5.22%, 10/30/30†††	600,000	592,908
Time Warner Cable LLC
6.55%, 05/01/37	25,000	24,795
5.88%, 11/15/40	125,000	111,847
T-Mobile U.S.A., Inc.
3.75%, 04/15/27	2,050,000	2,039,729
3.88%, 04/15/30	171,000	165,732
2.55%, 02/15/31Δ	1,200,000	1,089,126
5.20%, 01/15/33	5,075,000	5,136,586
5.75%, 01/15/34Δ	3,810,000	3,946,299
Toyota Motor Credit Corporation
(Floating, U.S. SOFR + 0.77%), 4.42%, 08/07/26†	1,200,000	1,200,539
TPG Operating Group II LP
4.88%, 05/15/31	550,000	542,783
5.88%, 03/05/34Δ	486,000	493,413
5.38%, 01/15/36Δ	151,000	147,021
	Par	Value
TransDigm, Inc.
6.63%, 03/01/32 144A	$48,000	$49,290
6.25%, 01/31/34 144A	195,000	199,137
6.13%, 07/31/34 144A	500,000	499,982
Travel + Leisure Co.
6.13%, 09/01/33 144A	280,000	277,253
Trimble, Inc.
6.10%, 03/15/33Δ	1,725,000	1,801,814
TriNet Group, Inc.
7.13%, 08/15/31 144A Δ	500,000	503,193
Trinity Industries, Inc.
7.75%, 07/15/28 144A	750,000	767,963
Trustage Financial Group, Inc.
4.63%, 04/15/32 144A	1,300,000	1,261,419
U.S. Bancorp
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ Δ ^	875,000	869,821
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	655,000	668,801
(Variable, U.S. SOFR + 2.11%), 4.97%, 07/22/33^	2,535,000	2,512,550
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33^	2,350,000	2,453,492
Uber Technologies, Inc.
0.88%, 12/01/28 CONV	534,000	639,732
4.50%, 08/15/29 144A Δ	3,115,000	3,093,851
4.80%, 09/15/35Δ	545,000	530,262
UDR, Inc. REIT
3.20%, 01/15/30Δ	1,200,000	1,143,205
UGI Corporation
5.00%, 06/01/28 CONV	18,000	24,117
United Airlines Holdings, Inc.
5.38%, 03/01/31	961,000	955,299
United Rentals North America, Inc.
6.13%, 03/15/34 144A	1,010,000	1,036,697
United Wholesale Mortgage LLC
5.50%, 04/15/29 144A	1,000,000	929,688
UWM Holdings LLC
6.25%, 03/15/31 144A Δ	500,000	446,002
Ventas Realty LP REIT
3.00%, 01/15/30	1,700,000	1,604,426
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	475,000	486,715
3.88%, 11/01/33 144A Δ	300,000	267,577
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	240,000	258,435
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 09/30/29 144A ρ Δ ^	450,000	439,576
9.88%, 02/01/32 144A	150,000	160,194
6.63%, 06/15/36 144A Δ	410,000	404,364
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30 144A	1,196,000	1,224,271
7.50%, 05/01/33 144A	830,000	911,301

See Notes to Financial Statements.

	Par	Value
6.50%, 01/15/34 144A	$670,000	$698,436
6.50%, 06/15/34 144A	953,000	993,288
7.75%, 05/01/35 144A	180,000	201,950
6.75%, 01/15/36 144A	250,000	265,195
Veralto Corporation
5.45%, 09/18/33Δ	2,285,000	2,344,303
Verisk Analytics, Inc.
5.25%, 03/15/35Δ	820,000	815,594
Verizon Communications, Inc.
1.75%, 01/20/31Δ	750,000	659,017
2.55%, 03/21/31	1,125,000	1,021,595
5.75%, 11/30/45	425,000	413,346
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.04%), 6.20%, 05/14/56^	500,000	505,674
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.81%), 6.05%, 05/14/58^	450,000	454,284
Vertiv Holdings Co.
4.85%, 03/15/36Δ	2,373,000	2,305,599
VFH Parent LLC
7.50%, 06/15/31 144A	1,490,000	1,559,249
Viking Cruises, Ltd.
5.88%, 10/15/33 144A	2,345,000	2,349,821
Viper Energy Partners LLC
4.90%, 08/01/30	600,000	598,331
5.70%, 08/01/35Δ	5,065,000	5,148,218
Vistra Operations Co. LLC
4.70%, 01/31/31 144A	1,243,000	1,219,888
5.25%, 04/30/33 144A	533,000	529,233
5.70%, 12/30/34 144A	235,000	237,673
5.25%, 10/15/35 144A	275,000	267,630
5.35%, 01/31/36 144A	628,000	615,728
5.55%, 04/30/36 144A	534,000	531,578
VMware LLC
1.80%, 08/15/28Δ	250,000	236,563
2.20%, 08/15/31	675,000	594,637
Volkswagen Group of America Finance LLC
5.05%, 03/27/28 144A	600,000	602,706
5.65%, 09/12/28 144A Δ	300,000	304,552
5.35%, 03/27/30 144A	900,000	910,641
5.65%, 03/25/32 144A	900,000	912,815
Vontier Corporation
2.40%, 04/01/28	700,000	672,532
Waste Management, Inc.
1.15%, 03/15/28	275,000	260,739
4.95%, 07/03/31	888,000	900,639
Wayfair LLC
6.75%, 11/15/32 144A	1,180,000	1,212,712
7.13%, 05/31/34 144A	560,000	576,171
WBI Operating LLC
6.25%, 10/15/30 144A	1,190,000	1,197,259
WEC Energy Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.91%), 5.63%, 05/15/56^	275,000	273,489
	Par	Value
Wells Fargo & Co.
3.00%, 10/23/26	$1,125,000	$1,120,499
4.30%, 07/22/27	1,275,000	1,274,364
(Floating, U.S. SOFR + 1.07%), 4.71%, 04/22/28†	2,600,000	2,611,338
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	1,900,000	1,917,348
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,800,000	1,805,127
4.15%, 01/24/29Δ	150,000	148,624
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 09/15/29ρ Δ ^	750,000	779,761
(Variable, U.S. SOFR + 1.50%), 5.20%, 01/23/30^	3,100,000	3,135,215
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.34%), 6.13%, 06/15/31ρ ^	1,500,000	1,518,455
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	2,000,000	2,031,123
(Variable, U.S. SOFR + 1.74%), 5.61%, 04/23/36^	1,505,000	1,543,361
(Variable, U.S. SOFR + 1.34%), 4.89%, 09/15/36^	1,345,000	1,312,677
(Variable, U.S. SOFR + 1.10%), 4.96%, 01/23/37Δ ^	740,000	722,718
WESCO Distribution, Inc.
5.25%, 04/15/31 144A	500,000	496,119
6.38%, 03/15/33 144A	195,000	200,213
5.50%, 04/15/34 144A	710,000	704,130
Western Midstream Operating LP
5.45%, 11/15/34	1,875,000	1,865,746
5.50%, 12/15/35	212,000	209,852
5.70%, 07/01/36Δ	1,969,000	1,973,287
5.30%, 03/01/48	45,000	39,207
Whirlpool Corporation
7.50%, 07/01/31 144A	665,000	674,608
5.75%, 03/01/34	170,000	131,746
4.60%, 05/15/50	50,000	29,861
Whistler Pipeline LLC
5.95%, 09/30/34 144A	850,000	872,123
Williams Cos., Inc. (The)
5.65%, 03/15/33	600,000	617,914
Willis North America, Inc.
5.15%, 03/15/36Δ	223,000	218,741
Workday, Inc.
3.80%, 04/01/32Δ	250,000	232,877
WP Carey, Inc. REIT
3.85%, 07/15/29	1,025,000	1,002,695
WR Grace Holdings LLC
7.00%, 08/01/33 144A	530,000	516,529
WRKCo, Inc.
4.00%, 03/15/28Δ	1,100,000	1,089,919
ZF North America Capital, Inc.
6.88%, 04/23/32 144A	1,065,000	1,048,418
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Zoetis, Inc.
0.25%, 06/15/29 144A CONV	$15,000	$13,651
Total Corporate Bonds (Cost $971,784,830)		963,098,158
FOREIGN BONDS — 9.6%
Angola — 0.0%
Angolan Government International Bond
9.24%, 01/15/31 144A	723,000	749,283
Australia — 0.4%
Alumina Pty, Ltd.
6.13%, 03/15/30 144A	1,410,000	1,434,063
6.38%, 09/15/32 144A	380,000	387,214
Australia Government Bond
4.25%, 03/21/36(A)	7,100,000	4,736,287
Australian Metcoal Financing Pty, Ltd.
6.25%, 10/22/31 144A	200,000	203,624
IREN, Ltd.
1.00%, 06/01/33 144A CONV	9,000	9,950
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	225,000	203,259
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.45%), 5.64%, 08/13/36 144A Δ ^	1,900,000	1,895,146
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 2.41%), 4.44%, 06/21/33 144A ^	650,000	629,632
Mineral Resources, Ltd.
6.00%, 05/01/32 144A	1,830,000	1,811,494
National Australia Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.90%, 01/14/36 144A Δ ^	550,000	563,441
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 5.63%, 06/04/37 144A Δ ^	1,250,000	1,248,743
Westpac Banking Corporation
(Variable, USD SOFR ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	200,000	199,655
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	300,000	292,622
		13,615,130
Bermuda — 0.1%
DaVinciRe Holdings, Ltd.
5.95%, 04/15/35 144A	1,700,000	1,747,272
RenaissanceRe Holdings, Ltd.
5.80%, 04/01/35	600,000	613,816
		2,361,088
	Par	Value
Brazil — 0.9%
Brazil Letras do Tesouro Nacional
0.00%, 10/01/26(B) »	$59,905,000	$11,223,258
0.00%, 04/01/27(B) »	106,871,000	18,811,436
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/31(B) †††	12,123,000	2,038,628
Brazilian Government International Bond
7.13%, 05/13/54	200,000	201,550
7.25%, 01/12/56	600,000	604,050
Vale Overseas, Ltd.
6.40%, 06/28/54Δ	1,160,000	1,184,940
		34,063,862
Canada — 0.8%
1011778 BC ULC
5.63%, 09/15/29 144A	545,000	548,527
4.00%, 10/15/30 144A	605,000	571,498
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A Δ	75,000	74,361
Ascot Group, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.38%), 6.35%, 06/15/35 144A ^	550,000	553,068
B2Gold Corporation
2.75%, 02/01/30 144A CONV	21,000	29,258
Bell Telephone Co. of Canada
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.88%, 09/15/55Δ ^	150,000	153,406
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.36%), 7.00%, 09/15/55^	550,000	568,521
Brookfield Asset Management, Ltd.
5.80%, 04/24/35Δ	400,000	408,952
Brookfield Finance, Inc.
5.68%, 01/15/35	550,000	559,276
5.33%, 01/15/36	450,000	442,902
3.50%, 03/30/51	800,000	546,183
Canadian Government Bond
3.25%, 12/01/34(C)	6,700,000	4,718,557
Canadian Natural Resources, Ltd.
5.40%, 12/15/34	1,855,000	1,875,444
Cenovus Energy, Inc.
5.40%, 03/20/36	1,807,000	1,792,322
CGI, Inc.
1.45%, 09/14/26	2,300,000	2,287,082
CI Financial Corporation
4.63%, 12/12/31(E) 144A	700,000	810,824
Constellation Software, Inc.
5.46%, 02/16/34 144A	551,000	540,569
Enbridge, Inc.
2.50%, 08/01/33	975,000	831,771
5.55%, 06/20/35	700,000	712,197

See Notes to Financial Statements.

	Par	Value
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/32	$800,000	$820,616
6.00%, 12/07/33	500,000	522,121
5.75%, 05/20/35	400,000	409,655
GFL Environmental, Inc.
6.75%, 01/15/31 144A	190,000	195,705
Intact Financial Corporation
5.46%, 09/22/32 144A	600,000	615,927
Magna International, Inc.
5.88%, 06/01/35‡‡	950,000	990,933
Province of Quebec Canada
4.45%, 09/01/34(C)	7,500,000	5,595,029
Rogers Communications, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 04/15/55^	150,000	154,180
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.84%), 6.88%, 07/31/56Δ ^	750,000	759,112
TELUS Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.63%, 10/15/55^	275,000	278,999
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.71%), 7.00%, 10/15/55Δ ^	275,000	285,077
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.69%), 6.38%, 06/09/56Δ ^	405,000	405,225
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.63%, 06/09/56^	405,000	404,182
Triton Container International, Ltd.
3.15%, 06/15/31 144A	564,000	511,005
3.25%, 03/15/32	975,000	874,789
WSP Global, Inc.
5.04%, 09/18/31 144A	400,000	397,366
5.71%, 09/18/36 144A	350,000	346,409
		31,591,048
Chile — 0.2%
Chile Government International Bond
4.95%, 01/05/36Δ	1,611,005	1,596,425
3.10%, 01/22/61	2,127,000	1,336,394
3.25%, 09/21/71Δ	3,135,000	1,983,044
Corp Nacional del Cobre de Chile
5.53%, 01/30/37 144A	725,000	715,979
		5,631,842
China — 0.1%
Avolon Holdings Funding, Ltd.
5.38%, 05/30/30 144A	430,000	434,452
4.70%, 01/30/31 144A	674,000	662,287
4.95%, 10/15/32 144A	900,000	878,597
4.85%, 04/01/33 144A	656,000	635,197
		2,610,533
Colombia — 0.1%
Colombia Government International Bond
5.38%, 01/21/29	800,000	798,560
	Par	Value
6.50%, 01/21/33	$500,000	$508,500
Ecopetrol SA
8.63%, 01/19/29	90,000	95,536
Grupo Nutresa SA
9.00%, 05/12/35	1,540,000	1,714,405
		3,117,001
Costa Rica — 0.0%
Costa Rica Government International Bond
5.50%, 11/21/30(E) 144A	750,000	899,153
5.95%, 04/27/33(E)	200,000	242,796
		1,141,949
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 03/01/30 144A ^	2,100,000	2,148,465
Genmab A/S
6.25%, 12/15/32 144A	1,505,000	1,534,593
		3,683,058
Ecuador — 0.0%
Ecuador Government International Bond
8.75%, 01/29/34 144A	630,000	636,930
9.25%, 01/29/39 144A	200,000	205,800
		842,730
Egypt — 0.0%
Egypt Government International Bond
9.45%, 02/04/33	1,130,000	1,256,379
Egyptian Financial Co. for Sovereign Taskeek (The)
7.95%, 10/07/32 144A	370,000	389,887
		1,646,266
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	8,953
France — 0.5%
BNP Paribas SA
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,741,524
BPCE SA
(Variable, U.S. SOFR + 1.98%), 6.61%, 10/19/27 144A ^	1,500,000	1,509,051
4.63%, 09/12/28 144A	375,000	374,369
(Variable, U.S. SOFR + 1.27%), 4.76%, 01/13/32 144A ^	1,700,000	1,676,169
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	331,638
(Variable, U.S. SOFR + 1.22%), 5.18%, 06/02/32 144A ^	1,100,000	1,098,435
(Variable, U.S. SOFR + 2.87%), 5.75%, 07/19/33 144A ^	600,000	613,086
(Variable, U.S. SOFR + 2.59%), 7.00%, 10/19/34 144A ^	1,000,000	1,089,299
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Credit Agricole SA
(Floating, U.S. SOFR + 1.21%), 4.89%, 09/11/28 144A †	$900,000	$905,539
(Variable, U.S. SOFR + 1.13%), 5.19%, 08/01/32 144A Δ ^	1,100,000	1,105,496
Electricite de France SA
6.13%, 04/22/56 144A	450,000	444,232
Opal Bidco SAS
6.50%, 03/31/32 144A	1,115,000	1,138,082
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 01/19/28 144A ^	950,000	954,697
(Variable, U.S. SOFR + 0.86%), 4.86%, 07/07/29 144A ^	1,200,000	1,199,876
(Variable, U.S. SOFR + 1.51%), 5.40%, 08/08/34 144A ^	1,192,000	1,185,173
(Variable, U.S. SOFR + 1.73%), 5.44%, 10/03/36 144A ^	1,830,000	1,804,558
		17,171,224
Germany — 0.1%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.32%), 6.55%, 10/30/33 144A ρ Δ ^	1,000,000	1,017,381
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 5.88%, 05/23/42 144A Δ ^	1,200,000	1,232,948
		2,250,329
Guatemala — 0.1%
Guatemala Government Bond
6.25%, 08/15/36	1,670,000	1,747,237
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	198,409
Hungary — 0.2%
Hungary Government Bond
3.00%, 08/21/30(ZG)	322,860,000	961,296
3.25%, 10/22/31(ZG)	460,570,000	1,360,832
2.25%, 06/22/34(ZG)	787,080,000	2,071,124
7.00%, 10/24/35(ZG)	290,490,000	1,063,897
Hungary Government International Bond
6.13%, 05/22/28	500,000	512,711
3.13%, 09/21/51	1,290,000	827,058
		6,796,918
Indonesia — 0.0%
Indonesia Government International Bond
4.10%, 03/04/34(E)	1,040,000	1,169,512
	Par	Value
Ireland — 0.2%
AerCap Ireland Capital DAC
2.45%, 10/29/26	$950,000	$944,262
3.00%, 10/29/28	950,000	914,623
3.30%, 01/30/32	4,460,000	4,077,922
4.75%, 01/15/33	400,000	390,764
Icon Investments Six DAC
5.85%, 05/08/29	250,000	255,499
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	993,000	903,250
		7,486,320
Israel — 0.1%
Bank Leumi Le-Israel BM
5.34%, 06/29/29 144A	500,000	502,045
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	940,000	930,305
Israel Government International Bond
5.38%, 03/12/29	2,000,000	2,021,635
5.63%, 02/19/35	1,300,000	1,330,582
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	45,000	45,194
Nova, Ltd.
0.00%, 09/15/30 144A CONV »	15,000	27,742
		4,857,503
Italy — 0.3%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	4,400,000	4,545,917
Eni SpA
5.75%, 05/19/35 144A	2,400,000	2,468,351
Intesa Sanpaolo SpA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 5.00%, 06/29/30 144A ^	1,700,000	1,702,240
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 6.01%, 06/29/37 144A ^	803,000	808,661
UniCredit SpA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 3.13%, 06/03/32 144A ^	800,000	734,305
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 5.46%, 06/30/35 144A ^	275,000	276,565
		10,536,039
Ivory Coast — 0.0%
Ivory Coast Government International Bond
8.08%, 04/01/36 144A	520,000	569,802
6.75%, 02/25/41 144A	880,000	853,566
		1,423,368

See Notes to Financial Statements.

	Par	Value
Japan — 0.7%
Aircastle, Ltd.
6.50%, 07/18/28 144A	$805,000	$828,932
5.25%, 03/15/30 144A	1,370,000	1,380,121
5.00%, 09/15/30 144A	600,000	597,828
Dai-ichi Life Insurance Co., Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.20%, 01/16/35 144A ρ ^	550,000	560,675
Japan Government Thirty Year Bond
3.70%, 03/20/56(J)	708,350,000	4,215,400
Japan Government Twenty Year Bond
1.80%, 09/20/44(J)	442,000,000	2,094,957
Meiji Yasuda Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.03%), 5.80%, 09/11/54 144A ^	232,000	231,114
Mizuho Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 5.41%, 09/13/28Δ ^	1,700,000	1,718,128
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30^	2,100,000	2,018,700
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.59%, 07/10/35^	1,800,000	1,846,967
Nippon Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 04/16/54 144A Δ ^	1,000,000	1,015,093
Nomura Holdings, Inc.
2.61%, 07/14/31	270,000	240,999
NTT Finance Corporation
5.17%, 07/16/32 144A	1,400,000	1,400,249
Sumitomo Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.88%, 09/10/55 144A Δ ^	525,000	524,105
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	2,300,000	2,169,894
5.77%, 01/13/33Δ	1,965,000	2,045,759
(Variable, U.S. SOFR + 1.22%), 5.14%, 07/07/34^	3,700,000	3,688,050
Sumitomo Mitsui Trust Bank, Ltd.
5.20%, 03/07/27 144A Δ	1,700,000	1,709,553
		28,286,524
Jersey — 0.1%
Ardonagh Finco, Ltd.
6.88%, 02/15/31(E) 144A	300,000	346,303
7.75%, 02/15/31 144A	890,000	900,646
	Par	Value
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40	$797,975	$663,354
Heathrow Funding, Ltd.
6.45%, 12/10/31(U)	300,000	421,817
		2,332,120
Kuwait — 0.0%
Kuwait International Government Bond
4.80%, 04/20/33	1,200,000	1,197,970
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.75%, 06/03/30 144A	920,000	933,495
Luxembourg — 0.0%
ArcelorMittal SA
5.38%, 05/19/36	375,000	371,921
Mexico — 0.4%
Cemex SAB de CV
3.88%, 07/11/31 144A	3,305,000	3,117,089
5.75%, 06/05/36	680,000	678,640
Mexican Bonos
8.00%, 07/31/53(M)	63,955,500	3,107,218
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	351,333
Mexico Government International Bond
6.00%, 05/13/30	600,000	616,020
4.75%, 04/27/32	2,300,000	2,207,713
6.25%, 08/27/37	740,000	740,958
6.13%, 02/09/38	1,435,000	1,409,529
6.75%, 02/09/56	490,000	480,935
3.77%, 05/24/61	1,652,000	994,504
Petroleos Mexicanos
6.84%, 01/23/30	1,420,000	1,459,314
5.95%, 01/28/31	710,000	702,192
6.70%, 02/16/32	140,000	141,326
		16,006,771
Morocco — 0.1%
Morocco Government International Bond
4.75%, 05/26/34(E) 144A Δ	1,210,000	1,411,682
OCP SA
6.75%, 05/02/34 144A	880,000	925,013
7.50%, 05/02/54	880,000	952,126
		3,288,821
Netherlands — 0.6%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.47%, 12/13/29 144A ^	2,500,000	2,369,164
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Alcoa Nederland Holding BV
7.13%, 03/15/31 144A	$400,000	$415,362
Argentum Netherlands BV for Swiss Re, Ltd.
(Variable, ICE LIBOR USD 3M + 3.78%), 5.63%, 08/15/52^	900,000	903,200
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.66%, 08/22/28 144A ^	1,700,000	1,702,650
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.12%), 5.45%, 03/05/30 144A ^	2,200,000	2,239,445
Darling Global Finance BV
4.50%, 07/15/32(E) 144A	150,000	173,049
Eagle Funding Luxco S.a.r.l.
5.50%, 08/17/30 144A	6,410,000	6,443,973
Elastic NV
4.13%, 07/15/29 144A	1,475,000	1,408,284
ING Groep NV
(Variable, U.S. SOFR + 1.77%), 5.55%, 03/19/35^	2,600,000	2,649,741
JBS NV
6.75%, 03/15/34	27,000	29,477
5.95%, 04/20/35	905,000	934,104
5.50%, 01/15/36	1,000,000	999,171
5.63%, 03/10/37 144A	1,984,000	1,976,967
NXP BV
3.40%, 05/01/30	275,000	262,001
2.50%, 05/11/31	225,000	201,917
Prosus NV
3.83%, 02/08/51 144A Δ	200,000	133,679
Suzano Netherlands BV
5.50%, 01/15/36	160,000	155,655
		22,997,839
New Zealand — 0.0%
ASB Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 5.28%, 06/17/32 144A ^	600,000	601,409
Nigeria — 0.1%
Nigeria Government International Bond
6.50%, 11/28/27	1,342,000	1,352,110
8.75%, 01/21/31	603,000	645,929
7.88%, 02/16/32	1,120,000	1,170,150
8.63%, 01/13/36	1,003,000	1,089,841
		4,258,030
Norway — 0.0%
Aker BP ASA
4.00%, 01/15/31 144A	1,595,000	1,536,492
Pakistan — 0.0%
Pakistan Government International Bond
6.88%, 12/05/27	1,358,000	1,371,858
	Par	Value
Panama — 0.0%
Panama Government International Bond
6.40%, 02/14/35	$600,000	$635,100
4.50%, 04/16/50	250,000	200,760
6.85%, 03/28/54	240,000	260,398
		1,096,258
Peru — 0.1%
Peruvian Government International Bond
6.15%, 08/12/32(ZB) 144A	7,400,000	2,347,288
2.78%, 12/01/60	10,000	5,484
3.23%, 07/28/21~	50,000	27,882
		2,380,654
Poland — 0.0%
Republic of Poland Government International Bond
5.50%, 03/18/54	1,565,000	1,483,040
Qatar — 0.1%
Qatar Government International Bond
4.80%, 04/08/33	700,000	703,761
5.10%, 04/23/48	1,000,000	956,548
QatarEnergy
4.63%, 06/23/29 144A	600,000	596,339
QNB Finance, Ltd.
(Floating, U.S. SOFR + 1.05%), 4.69%, 04/27/29 144A †	1,200,000	1,206,027
		3,462,675
Romania — 0.2%
Romanian Government International Bond
3.00%, 02/27/27 144A	2,200,000	2,173,786
3.62%, 05/26/30(E) 144A	250,000	281,029
4.63%, 03/04/33(E) 144A	60,000	66,605
2.00%, 04/14/33(E)	2,400,000	2,264,086
6.38%, 01/30/34	70,000	70,947
5.75%, 07/04/36	3,348,000	3,207,978
3.38%, 01/28/50(E)	26,000	19,560
		8,083,991
Saudi Arabia — 0.1%
Avilease Capital, Ltd.
4.75%, 11/12/30 144A	400,000	391,656
5.50%, 06/30/31 144A	275,000	277,147
Green Palm Bidco S.a.r.l.
5.96%, 06/30/41 144A Δ	500,000	505,581
6.46%, 06/30/46 144A	400,000	405,453
Saudi Government International Bond
5.38%, 01/13/31 144A	600,000	612,726
		2,192,563
Serbia — 0.0%
Serbia International Bond
5.50%, 05/06/36 144A	1,430,000	1,403,272

See Notes to Financial Statements.

	Par	Value
Singapore — 0.0%
Seagate Data Storage Technology Pte., Ltd.
5.88%, 07/15/30	$620,000	$631,391
South Africa — 0.3%
Republic of South Africa Government Bond
8.88%, 02/28/35(S)	49,000,000	3,101,826
6.25%, 03/31/36(S)	8,600,000	450,153
9.00%, 01/31/40(S)	36,125,000	2,230,710
8.75%, 02/28/48(S)	6,400,000	384,227
Republic of South Africa Government International Bond
4.30%, 10/12/28	280,000	276,785
5.88%, 04/20/32Δ	360,000	369,059
6.13%, 12/11/37 144A	290,000	285,463
6.25%, 03/08/41	1,220,000	1,171,973
7.30%, 04/20/52	370,000	373,734
7.25%, 12/11/55 144A	910,000	909,697
		9,553,627
South Korea — 0.0%
LG Energy Solution, Ltd.
5.50%, 07/02/34 144A	1,300,000	1,303,067
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	1,000,000	985,593
Banco Santander SA
3.31%, 06/27/29	400,000	385,406
5.57%, 01/17/30	2,600,000	2,665,763
2.75%, 12/03/30	200,000	181,458
4.87%, 04/15/31Δ	200,000	198,917
6.92%, 08/08/33	1,400,000	1,520,603
CaixaBank SA
(Variable, U.S. SOFR + 1.79%), 5.58%, 07/03/36 144A ^	630,000	636,426
		6,574,166
Supranational — 0.2%
European Bank for Reconstruction & Development
15.00%, 06/22/27(ZJ)	150,000,000	312,739
15.00%, 06/11/28(ZJ)	70,000,000	145,689
European Union
2.88%, 10/05/29(E)	6,300,000	7,238,817
International Bank for Reconstruction & Development
14.75%, 07/14/27(ZJ)	130,000,000	270,046
14.50%, 01/14/28(ZJ)	150,000,000	315,490
International Finance Corporation
15.00%, 03/02/27(ZJ)	40,000,000	82,028
14.75%, 11/19/27(ZJ)	400,000,000	822,047
		9,186,856
Sweden — 0.0%
EQT AB
5.85%, 05/08/35 144A	550,000	553,015
	Par	Value
Verisure Holding AB
4.13%, 01/02/32(E) 144A	$250,000	$288,021
		841,036
Switzerland — 0.6%
UBS AG
(Variable, U.S. SOFR + 1.11%), 4.63%, 02/16/32^	2,700,000	2,679,682
UBS Group AG
4.28%, 01/09/28 144A	1,800,000	1,792,315
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	420,179
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	2,650,000	2,587,594
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	395,000	362,594
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.76%), 9.25%, 11/13/33 144A ρ ^	220,000	254,241
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	5,220,000	5,361,154
(Variable, U.S. SOFR + 1.76%), 5.58%, 05/09/36 144A ^	1,425,000	1,451,410
(Variable, U.S. SOFR + 1.34%), 5.20%, 08/10/37 144A ^	6,815,000	6,710,994
		21,620,163
Turkey — 0.1%
Turkiye Government Bond
36.00%, 08/12/26(T)	155,864,000	3,334,928
36.78%, 10/13/27(T)	37,177,000	795,404
Turkiye Government International Bond
6.80%, 11/04/36	1,160,000	1,146,870
		5,277,202
United Arab Emirates — 0.2%
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 05/08/34 144A	1,000,000	1,024,437
Abu Dhabi Government International Bond
4.88%, 04/30/29 144A	900,000	906,715
4.63%, 04/20/33	1,300,000	1,295,771
Adnoc Murban Rsc, Ltd.
4.25%, 09/11/29 144A	2,500,000	2,464,683
DP World Crescent, Ltd.
5.50%, 05/08/35 144A	1,330,000	1,333,792
First Abu Dhabi Bank PJSC
(Floating, U.S. SOFR + 1.15%), 4.83%, 06/03/31 144A †	900,000	899,976
		7,925,374
United Kingdom — 1.1%
Anglo American Capital PLC
5.25%, 03/19/36 144A Δ	386,000	382,126
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Barclays PLC
(Variable, U.S. SOFR + 1.88%), 6.50%, 09/13/27^	$1,900,000	$1,907,138
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.30%), 7.39%, 11/02/28^	1,000,000	1,034,374
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,500,000	1,506,386
(Variable, U.S. SOFR + 1.14%), 4.52%, 02/24/32^	1,400,000	1,368,349
BP Capital Markets PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.40%), 4.88%, 03/22/30ρ Δ ^	540,000	534,057
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.45%, 12/01/33ρ ^	350,000	363,453
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.92%), 6.13%, 03/18/35ρ ^	800,000	814,470
Global Auto Holdings, Ltd.
11.50%, 08/15/29 144A	220,000	227,895
Harbour Energy PLC
6.33%, 04/01/35 144A Δ	500,000	509,915
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	2,400,000	2,457,032
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 06/19/29^	1,700,000	1,695,313
(Variable, U.S. SOFR + 1.46%), 5.55%, 03/04/30^	2,100,000	2,137,652
(Variable, U.S. SOFR + 0.99%), 4.40%, 03/10/30^	600,000	593,714
4.95%, 03/31/30Δ	200,000	201,837
(Variable, U.S. SOFR + 1.19%), 2.80%, 05/24/32^	2,490,000	2,251,018
(Variable, U.S. SOFR + 3.02%), 7.40%, 11/13/34^	2,255,000	2,508,816
Insured Lending 1, Ltd.
6.50%, 02/04/32(E) 144A †††	700,000	806,163
Lloyds Bank PLC
Already stepped, no disclosure, 0.00%, 04/02/32 STEP	2,000,000	1,503,355
Lloyds Banking Group PLC
4.38%, 03/22/28	2,200,000	2,194,106
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 03/06/29^	600,000	611,663
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/29 144A	875,000	900,893
Nationwide Building Society
(Variable, U.S. SOFR + 1.65%), 5.54%, 07/14/36 144A ^	200,000	201,584
NatWest Group PLC
(Variable, ICE LIBOR USD 3M + 1.91%), 5.08%, 01/27/30^	2,900,000	2,919,342
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 5.12%, 05/23/31^	500,000	503,025
	Par	Value
Pelagos Insurance Capital, Ltd.
4.88%, 06/30/30 144A	$250,000	$243,399
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.28%), 7.75%, 06/15/55^	200,000	211,605
Royalty Pharma PLC
5.40%, 09/02/34	1,072,000	1,082,781
Santander UK Group Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28^	2,300,000	2,274,269
(Variable, U.S. SOFR Index + 1.07%), 4.32%, 09/22/29^	1,300,000	1,286,645
(Variable, U.S. SOFR Index + 1.55%), 4.86%, 09/11/30^	1,200,000	1,199,330
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32^	1,200,000	1,093,443
(Variable, U.S. SOFR Index + 1.58%), 5.14%, 09/22/36Δ ^	200,000	194,448
Sherwood Financing PLC
(Floating, Euribor 3M + 5.50%), 7.90%, 12/15/29(E) † Δ	600,000	691,232
Vmed O2 UK Financing I PLC
4.75%, 07/15/31 144A	600,000	493,556
7.75%, 04/15/32 144A	1,200,000	1,085,269
6.75%, 01/15/33 144A	700,000	593,342
Vodafone Group PLC
5.88%, 06/28/64	1,300,000	1,230,394
Wessex Water Services Finance PLC
5.38%, 03/10/28(U)	500,000	665,128
		42,478,517
Uruguay — 0.1%
Uruguay Government International Bond
8.50%, 03/15/28(UYU)	24,764,000	637,632
9.75%, 07/20/33(UYU)	32,470,000	901,195
8.00%, 10/29/35(UYU)	32,385,000	825,517
		2,364,344
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond
12.25%, 04/13/29 144A 2	5,060,000,000	433,010
3.90%, 10/19/31	535,000	497,674
6.90%, 02/28/32 144A	2,493,000	2,665,999
6.95%, 05/25/32 144A	590,000	633,117
		4,229,800
Total Foreign Bonds (Cost $368,471,089)		369,970,848
LOAN AGREEMENTS — 2.0%
Aitx Finco LLC
0.00%, 10/23/30† ††† Σ	700,000	693,413
0.00%, 10/23/32† ††† Σ	700,000	693,350

See Notes to Financial Statements.

	Par	Value
AL NGPL Fund VIII Funding LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 5.73%, 12/06/30†	$694,084	$694,192
Allison Transmission, Inc. 2026 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.43%, 01/02/33†	802,987	803,156
Amynta Agency Borrower, Inc. 2026 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.14%, 12/29/31†	303,240	299,703
Aramark Intermediate HoldCo Corporation U.S. Term B-10 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.39%, 06/22/30†	1,210,302	1,212,723
Aramark Intermediate HoldCo Corporation U.S. Term B-9 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.39%, 04/06/28†	140,000	140,554
Ardonagh Midco 3 Limited Syndicated Facility B
(Floating, ICE CME Term SOFR USD 6M + 3.00%), 6.73%, 02/15/31†	24,268	23,556
(Floating, ICE CME Term SOFR USD 6M + 3.00%), 6.83%, 02/15/31†	526,580	511,114
Arsenal AIC Parent LLC 2025 Refinancing Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 6.39%, 08/18/30†	460,600	462,902
AS Mileage Plan IP, Ltd., 2026 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 5.73%, 05/12/33†	420,000	419,215
Asplundh Tree Expert LLC 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.39%, 05/23/31†	1,531,815	1,532,650
Asurion LLC New B-12 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.25%), 7.91%, 09/19/30†	491,250	486,583
Avantor Funding, Inc. Incremental B-6 Euro Term Loan
(Floating, ICE Euribor USD 1M + 2.50%), 4.68%, 10/11/32†	680,379	806,661
Baldwin Insurance Group Holdings LLC, The Refinancing Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.16%, 05/27/31†	19,900	19,526
	Par	Value
Bausch + Lomb Corporation Fourth Amendment Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 7.39%, 01/15/31†	$234,413	$235,262
Belden, Inc. Initial Term Loan
0.00%, 07/01/33† Σ	750,000	751,875
BioMarin Pharmaceutical, Inc. Term Loan B
(Floating, ICE CME Term SOFR USD 6M + 1.75%), 5.43%, 04/27/33†	1,885,000	1,886,885
Blackfin Pipeline LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 6.69%, 09/29/32†	696,500	699,836
Blackrock Secondaries & Liquidity Solutions- C LP Project ONYX II
(Floating, ICE CME Term SOFR USD 3M + 2.60%), 6.27%, 06/15/30†	550,000	550,000
Blue Owl GP Stakes
0.00%, 10/30/32† ††† Σ	750,000	716,025
Bombardier Recreational Products, Inc. 2025-1 Incremental Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%, 0.50% Floor), 5.89%, 12/13/29†	241,339	241,590
Capstone Acquisition Holdings, Inc. 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.24%, 11/13/29†	451,703	445,266
Capstone Acquisition Holdings, Inc. 2024-A DDTL Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.24%, 11/13/29†	39,950	39,381
Citadel Securities Global Holdings LLC Term Loan
0.00%, 06/10/33† Σ	275,000	274,714
5.66%, 06/10/33†	1,282,217	1,280,883
Claudius Finance Parent S.a r.l. Facility B-5
(Floating, ICE Euribor USD 3M + 2.75%), 4.90%, 07/10/28†	1,000,000	1,126,307
Clean Harbors, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.50%), 5.14%, 10/08/32†	815,900	820,200
Concentra Health Services, Inc. Tranche B-1 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.64%, 07/26/31†	1,280,541	1,284,273
Core & Main LP Tranche F Term Loan
0.00%, 07/01/33† Σ	172,000	172,000
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Coreweave Financing DDTL V LLC Delayed Draw Loan
0.00%, 11/15/31† Σ	$308,024	$314,642
(Floating, ICE SOFR USD 1M + 4.50%), 8.12%, 11/15/31†	42,975	43,898
CPI Holdco B LLC 2025 Fourth Amendment Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.64%, 05/17/31†	541,489	540,021
Crane NXT, Co. First Initial Term B Loan
0.00%, 12/15/32† Σ	1,000,000	1,142,600
DaVita, Inc. Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.39%, 05/09/31†	1,886,005	1,886,448
Discovery Global Holdings, Inc. Initial Dollar Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.14%, 06/03/33†	4,511,538	4,518,396
Drive Bidco BV Facility B-3
(Floating, ICE Euribor USD 3M + 3.00%), 5.17%, 07/23/31†	1,000,000	1,147,839
EMRLD Borrower LP 2030 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.25%), 5.92%, 05/31/30†	975,150	975,540
First Brands Group LLC 2021 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 7.00%, 1.00% Floor), 10.73%, 03/30/27†	55,214	91
First Brands Group LLC 2022-II Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 7.00%, 1.00% Floor), 10.73%, 03/30/27†	100,251	164
First Brands Group LLC DIP Term Loan
0.00%, 06/29/26† ≈	61,929	10,141
First Brands Group LLC Roll-Up Loan
0.00%, 06/29/26† Σ	178,440	557
FR Refuel LLC Fifth Amendment Incremental Delayed Draw Term Loan
(Floating, ICE UNFND USD 3M + 0.00%), 0.00%, 11/08/28† ≈	21,304	21,198
FR Refuel LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.75%), 8.51%, 11/08/28†	325,624	323,997
HighTower Holding LLC Amendment No. 10 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 6.41%, 02/03/32†	988,127	982,727
	Par	Value
Hilton Domestic Operating Company, Inc. Series B-4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.40%, 11/08/30†	$1,905,000	$1,911,115
Hope Gas Holdings LLC
0.00%, 09/01/37† ††† Σ	500,000	494,265
HV Eight LLC Loan
(Floating, ICE EURIBOR USD 3M + 3.50%), 5.88%, 12/22/25† †††	663,214	755,894
HV Structured Solutions IV Holdings LP Term Loan A
(Floating, ICE CME Term SOFR USD 3M + 2.55%), 6.28%, 09/20/26† †††	554,647	549,101
IMC Financing LLC Term Loan B-1
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.17%, 06/21/32† Σ	1,150,000	1,150,000
ITT Holdings LLC Eighth Amendment Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.98%, 0.50% Floor), 5.62%, 10/11/30†	1,080,791	1,081,083
Level 3 Financing, Inc. Term B-5 Refinancing Loans
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 6.39%, 03/29/32†	1,510,000	1,512,831
Medline Borrower LP Seventh Amendment Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.50%, 0.50% Floor), 5.14%, 05/30/33†	3,897,232	3,877,084
Merlin Buyer, Inc. Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 7.73%, 04/15/33†	700,000	702,625
Novelis Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.48%, 03/11/32†	1,885,902	1,884,959
NRG Energy, Inc. 2024 New Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.42%, 04/16/31†	3,078,506	3,079,784
Oak-Eagle Acquireco, Inc. Term Loan B-1
0.00%, 03/24/33† Σ	773,000	775,775
Open Text Corporation 2023 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 5.39%, 01/31/30†	264,899	259,768

See Notes to Financial Statements.

	Par	Value
Peer Holding III BV Facility B-5B
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.23%, 07/01/31†	$1,280,500	$1,284,662
PetSmart LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 7.65%, 08/18/32†	348,110	348,183
PMH Newco LP Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.60%), 6.33%, 01/26/27†	915,597	914,233
PMH SPV - C LLC Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.80%), 6.53%, 01/26/27†	228,127	228,460
Project Cashmere Collateralized Mortgage Obligation
0.00%, 12/30/57† Σ	16,900,000	11,700,716
Quikrete Holdings, Inc. Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 5.89%, 03/19/29†	192,053	192,357
Quikrete Holdings, Inc. Tranche B-3 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 5.89%, 02/10/32†	859,125	859,481
QXO Building Products, Inc. 2026 Incremental Term B Loan
0.00%, 07/01/33† Σ	707,002	706,313
Savage Enterprises, LLC Amendment No. 8 Loan
0.00%, 08/05/32†	496,250	496,915
SBA Senior Finance II LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.40%, 01/25/31†	1,377,617	1,380,895
Signature Aviation U.S. Holdings, Inc. Incremental Term B-2 Facility
(Floating, ICE CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.14%, 07/01/31†	200,084	200,808
(Floating, ICE CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.16%, 07/01/31†	429,313	430,867
(Floating, ICE CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.17%, 07/01/31†	277,022	278,025
Signature Aviation U.S. Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.14%, 07/01/31†	363,448	364,795
Solstice Advanced Materials, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.41%, 10/29/32†	78,343	78,796
	Par	Value
Terex Corporation 2025 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.39%, 10/08/31†	$223,467	$223,886
Trans Union LLC 2024 Refinancing Term B-8 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.39%, 06/24/31†	1,890,707	1,888,136
TransDigm, Inc. Tranche L Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.14%, 01/19/32†	294,750	295,115
TransDigm, Inc. Tranche N Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.14%, 02/13/33†	533,662	534,263
TransMontaigne Operating Company LP Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%, 0.50% Floor), 5.89%, 03/16/30†	697,761	698,923
TripAdvisor, Inc. Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 6.39%, 07/08/31†	1,277,250	1,224,563
United Rentals, Inc. Restatement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.50%), 5.14%, 02/14/31†	252,418	254,942
VFH Parent LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.14%, 06/21/31†	247,500	248,181
Virgin Media Bristol LLC Facility Q
0.00%, 01/31/29† Σ	200,000	192,137
Waystar Technologies, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.64%, 10/22/29†	685,230	684,374
WhiteWater DBR Holdco LLC Term B-1 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.25%), 6.00%, 03/03/31†	491,269	493,786
Total Loan Agreements (Cost $74,945,274)		75,470,150
MORTGAGE-BACKED SECURITIES — 36.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.13% Floor), 4.79%, 09/15/34 144A †	1,200,000	1,198,610
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.37%, 06/15/40 144A †	$2,500,000	$2,514,535
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 4.04%, 03/17/39(U) †	254,650	333,084
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.14%, 09/25/46†	115,022	114,268
Angel Oak Mortgage Trust, Series 2021-7, Class A1
1.98%, 10/25/66 144A	959,433	829,282
Angel Oak Mortgage Trust, Series 2024-2, Class A3
Already stepped, no disclosure, 6.25%, 01/25/69 144A STEP	620,340	621,140
Angel Oak Mortgage Trust, Series 2025-12, Class A1
5.04%, 12/25/70 144A	2,621,014	2,606,942
Angel Oak Mortgage Trust, Series 2025-12, Class A1A
(Step to 6.04% on 12/25/29), 5.04%, 12/25/70 144A STEP	2,855,033	2,840,418
Angel Oak Mortgage Trust, Series 2025-12, Class A3
(Step to 6.27% on 12/25/29), 5.34%, 12/25/70 144A STEP	655,254	649,444
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,211,742
Archwest Mortgage Trust, Series 2025-RTL1, Class A1
Already stepped, no disclosure, 5.20%, 10/25/40 144A STEP	700,000	697,013
Aspire Mortgage Trust, Series 2026-2, Class A2
(Step to 6.55% on 5/25/30), 5.63%, 04/26/66 144A STEP	294,974	294,041
Aspire Mortgage Trust, Series 2026-2, Class A3
(Step to 6.55% on 5/25/30), 5.73%, 04/26/66 144A STEP	196,649	196,027
Aspire Mortgage Trust, Series 2026-3, Class A2
(Step to 6.45% on 7/25/30), 5.56%, 05/25/66 144A STEP	300,000	300,804
Aspire Mortgage Trust, Series 2026-3, Class A3
(Step to 6.45% on 7/25/30), 5.66%, 05/25/66 144A ††† STEP	400,000	400,397
ATLX Trust, Series 2024-RPL1, Class A1
(Step to 4.56% on 9/25/28), 3.85%, 04/25/64 144A STEP	843,650	820,655
	Par	Value
ATLX Trust, Series 2024-RPL2, Class A1
(Step to 4.03% on 11/25/28), 3.85%, 04/25/63 144A STEP	$1,688,475	$1,638,138
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.63%, 01/15/32 144A	150,000	138,672
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 4.79%, 09/15/38 144A †	2,300,000	2,217,900
Banc of America Funding Trust, Series 2005-D, Class A1
5.49%, 05/25/35† γ	92,569	89,599
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
5.86%, 07/25/34† γ	8,940	8,533
BANK, Series 2022-BNK40, Class A4
3.39%, 03/15/64† γ	2,100,000	1,945,863
BANK, Series 2022-BNK43, Class A5
4.40%, 08/15/55	1,000,000	968,267
BANK5, Series 2024-5YR10, Class AS
5.64%, 10/15/57	500,000	503,975
BANK5, Series 2024-5YR11, Class AS
6.14%, 11/15/57	650,000	665,121
BANK5, Series 2025-5YR16, Class AS
5.75%, 08/15/63	2,550,000	2,600,029
BANK5, Series 2026-5YR22, Class A3
5.71%, 06/15/59	2,550,000	2,636,991
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C
4.18%, 05/15/52	864,000	796,022
BAY Trust, Series 2026-MDWS, Class A
(Floating, CME Term SOFR 1M + 1.64%), 5.24%, 06/15/41 144A †	1,275,000	1,273,414
BAY Trust, Series 2026-MDWS, Class B
(Floating, CME Term SOFR 1M + 2.04%), 5.64%, 06/15/41 144A †	535,000	535,003
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,573,123	1,470,405
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,675,113

See Notes to Financial Statements.

	Par	Value
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 4.55%, 03/15/37 144A †	$1,425,000	$1,348,876
BBCMS Mortgage Trust, Series 2018-TALL, Class B
(Floating, CME Term SOFR 1M + 1.17%, 1.12% Floor), 4.79%, 03/15/37 144A †	275,000	254,952
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,305,801	1,263,282
BBCMS Mortgage Trust, Series 2024-C24, Class A5
5.42%, 02/15/57	850,000	869,675
BBCMS Mortgage Trust, Series 2024-C24, Class AS
5.87%, 02/15/57	700,000	721,217
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
5.47%, 05/25/35† γ	31,894	30,848
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
6.25%, 02/25/33† γ	251	260
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
5.06%, 01/26/36† γ	128,901	94,153
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	1,756,510
Benchmark Mortgage Trust, Series 2023-B39, Class A5
5.75%, 07/15/56	950,000	989,737
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.12%, 11/15/29 144A †	3,300,000	3,306,794
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A
4.83%, 10/10/42 144A † γ	3,050,000	3,018,418
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A
(Floating, CME Term SOFR 1M + 1.50%), 5.13%, 11/15/42 144A †	405,000	406,456
BFLD Commercial Mortgage Trust, Series 2025-660F, Class B
(Floating, CME Term SOFR 1M + 1.80%), 5.43%, 11/15/42 144A †	165,000	165,891
BFLD Commercial Mortgage Trust, Series 2025-660F, Class C
(Floating, CME Term SOFR 1M + 2.15%), 5.78%, 11/15/42 144A †	3,000,000	3,015,295
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%, 1.34% Floor), 4.97%, 03/15/41 144A †	989,322	991,338
	Par	Value
Blue Owl GP Stakes V Issuer A
7.21%, 08/22/43†††	$374,250	$382,307
Blue Owl GP Stakes V Issuer B, Class A2
7.21%, 08/22/43†††	375,750	383,839
BMO Mortgage Trust, Series 2023-C7, Class A5
6.16%, 12/15/56	2,100,000	2,217,712
BMO Mortgage Trust, Series 2024-5C3, Class C
6.86%, 02/15/57† γ	750,000	760,187
BMP Commercial Mortgage Trust, Series 2024-MF23, Class B
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.27%, 06/15/41 144A †	1,000,000	1,002,053
BPR Commercial Mortgage Trust, Series 2025-STAR, Class A
5.11%, 11/05/42 144A † γ	100,000	99,240
BPR Trust, Series 2024-PMDW, Class A
5.36%, 11/05/29 144A	1,200,000	1,209,271
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A2
(Step to 7.39% on 4/25/28), 6.39%, 03/25/64 144A STEP	304,903	306,658
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A3
(Step to 7.50% on 4/25/28), 6.50%, 03/25/64 144A STEP	304,903	306,643
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1
(Step to 6.61% on 5/25/29), 5.61%, 02/25/65 144A STEP	1,315,632	1,318,899
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A1B
(Step to 6.46% on 8/25/29), 5.46%, 07/25/65 144A STEP	352,709	352,673
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A2
(Step to 6.66% on 8/25/29), 5.66%, 07/25/65 144A STEP	1,293,265	1,292,729
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A3
(Step to 6.81% on 9/25/29), 5.81%, 07/25/65 144A STEP	274,329	274,359
BRAVO Residential Funding Trust, Series 2025-NQM8, Class A3
(Step to 6.59% on 9/25/29), 5.59%, 06/25/65 144A STEP	798,756	795,911
BRAVO Trust, Series 2026-SR1, Class A1
(Step to 6.33% on 8/1/26), 6.33%, 03/29/46 144A STEP	1,556,970	1,560,780
Builder Circle Mortgage Trust, Series 2026-RTL1, Class A1
6.01%, 05/25/31 144A STEP	400,000	399,413
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 4.99%, 09/15/36 144A †	$2,300,000	$2,283,308
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, CME Term SOFR 1M + 0.84%, 0.73% Floor), 4.47%, 10/15/36 144A †	303,140	303,159
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.32%, 08/15/39 144A †	650,438	653,603
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 5.77%, 08/15/39 144A †	520,351	523,042
BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
5.41%, 11/13/46 144A † γ	1,095,000	1,093,861
BX Commercial Mortgage Trust, Series 2024-VLT5, Class B
5.80%, 11/13/46 144A † γ	825,000	830,106
BX Commercial Mortgage Trust, Series 2025-BCAT, Class B
(Floating, CME Term SOFR 1M + 1.55%), 5.18%, 08/15/42 144A †	2,590,000	2,595,277
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.12%, 06/15/41 144A †	139,127	139,357
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 5.57%, 07/15/29 144A †	287,850	288,411
BX Trust, Series 2024-VLT4, Class C
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 5.77%, 07/15/29 144A †	335,825	336,522
BX Trust, Series 2025-VLT6, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.07%, 03/15/42 144A †	2,695,000	2,694,951
BX Trust, Series 2025-VOLT, Class A
(Floating, CME Term SOFR 1M + 1.70%), 5.33%, 12/15/44 144A †	1,250,000	1,253,233
BX Trust, Series 2026-PNDA, Class A
(Floating, CME Term SOFR 1M + 1.30%), 4.93%, 05/15/28 144A †	4,800,000	4,816,927
BX Trust, Series 2026-PNDA, Class B
(Floating, CME Term SOFR 1M + 1.50%), 5.13%, 05/15/28 144A †	1,850,000	1,857,471
CAFL Issuer LP, Series 2025-RRTL2, Class A1
Already stepped, no disclosure, 5.18%, 11/28/40 144A STEP	400,000	397,583
	Par	Value
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5
6.00%, 02/25/55 144A † γ	$350,000	$352,142
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5A
5.50%, 02/25/55 144A	500,000	493,188
Chase Home Lending Mortgage Trust, Series 2024-7, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 8.00% Cap), 4.93%, 06/25/55 144A †	1,207,482	1,207,970
Chase Home Lending Mortgage Trust, Series 2024-RPL2, Class A1A
3.25%, 08/25/64 144A † γ	1,696,930	1,496,638
Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A
3.25%, 09/25/64 144A † γ	1,878,217	1,658,209
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A
5.50%, 10/25/55 144A † γ	702,576	701,325
Chase Home Lending Mortgage Trust, Series 2026-4, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%), 4.93%, 02/25/57 144A †	2,743,036	2,750,649
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A
5.48%, 04/15/42 144A † γ	2,085,000	2,107,093
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
6.61%, 02/19/34† γ	68,163	67,311
CIM Trust, Series 2025-I1, Class A2
(Step to 6.91% on 2/25/29), 5.91%, 10/25/69 144A STEP	908,334	910,884
CIM Trust, Series 2025-R1, Class A1
Already stepped, no disclosure, 5.00%, 02/25/99 144A STEP	743,455	736,348
CIM Trust, Series 2026-R1, Class A1
(Step to 4.79% on 6/25/29), 4.75%, 12/25/65 144A STEP	1,440,409	1,442,533
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4
3.10%, 12/15/72	360,000	340,129
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.35%, 8.00% Cap), 4.98%, 07/25/54 144A †	1,268,267	1,269,612
COLT Mortgage Loan Trust, Series 2021-4, Class A1
1.40%, 10/25/66 144A	2,757,436	2,346,364
COLT Mortgage Loan Trust, Series 2021-5, Class A1
1.73%, 11/26/66 144A	1,844,446	1,672,048
COLT Mortgage Loan Trust, Series 2023-3, Class A1
(Step to 7.77% on 10/25/27), 7.18%, 09/25/68 144A STEP	735,909	737,271

See Notes to Financial Statements.

	Par	Value
COLT Mortgage Loan Trust, Series 2023-3, Class A3
(Step to 7.77% on 10/25/27), 7.58%, 09/25/68 144A STEP	$367,977	$368,544
COLT Mortgage Loan Trust, Series 2024-3, Class A1
(Step to 7.39% on 6/25/28), 6.39%, 06/25/69 144A STEP	1,103,233	1,110,721
COLT Mortgage Loan Trust, Series 2025-3, Class A2
(Step to 6.55% on 3/25/29), 5.56%, 03/25/70 144A STEP	311,258	310,804
COLT Mortgage Loan Trust, Series 2025-7, Class A1
(Step to 6.47% on 9/25/29), 5.47%, 06/25/70 144A STEP	2,956,114	2,960,791
COLT Mortgage Loan Trust, Series 2025-8, Class A1
(Step to 6.48% on 9/25/29), 5.48%, 08/25/70 144A STEP	3,045,729	3,056,276
COMM Mortgage Trust, Series 2024-277P, Class A
6.34%, 08/10/44 144A	2,125,000	2,200,684
COMM Mortgage Trust, Series 2024-CBM, Class A2
5.87%, 12/10/41 144A	1,890,000	1,887,286
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 5.18%, 10/25/41 144A †	101,065	101,140
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.28%, 12/25/41 144A †	232,535	233,302
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 5.43%, 01/25/44 144A †	450,000	453,295
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2B1
(Floating, U.S. 30-Day Average SOFR + 2.80%), 6.43%, 03/25/44 144A †	1,375,000	1,414,213
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 1.95%), 5.58%, 03/25/44 144A †	25,000	25,207
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.28%, 05/25/44 144A †	530,316	532,392
Connecticut Avenue Securities, Series 2025-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 1.70%), 5.33%, 01/25/45 144A †	650,000	648,974
	Par	Value
Cross Mortgage Trust, Series 2024-H7, Class A2
(Step to 6.82% on 11/25/28), 5.82%, 11/25/69 144A STEP	$338,561	$339,120
Cross Mortgage Trust, Series 2024-H7, Class A3
(Step to 6.97% on 11/25/28), 5.97%, 11/25/69 144A STEP	236,993	237,467
Cross Mortgage Trust, Series 2025-H1, Class A2
(Step to 6.89% on 2/25/29), 5.89%, 02/25/70 144A STEP	657,911	659,662
Cross Mortgage Trust, Series 2025-H2, Class A3
(Step to 6.66% on 3/25/29), 5.66%, 03/25/70 144A STEP	690,447	689,045
Cross Mortgage Trust, Series 2025-H6, Class A2
(Step to 6.54% on 8/25/29), 5.54%, 07/25/70 144A STEP	608,183	606,654
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	733,888
CSMC Trust, Series 2010-16, Class B9
4.90%, 06/25/50 144A † γ	1,514,567	1,293,047
CSMC Trust, Series 2017-RPL1, Class M1
2.97%, 07/25/57 144A † γ	970,000	833,277
CSMC Trust, Series 2021-RPL4, Class A1
4.12%, 12/27/60 144A † γ	2,084,536	2,079,287
CSMC, Series 2021-ADV, Class A
(Floating, CME Term SOFR 1M + 1.51%, 1.40% Floor), 5.14%, 07/15/38 144A †	2,600,000	2,171,010
CSMC, Series 2021-NQM7, Class A1
1.76%, 10/25/66 144A	4,539,082	4,049,734
CSWF, Series 2021-SOP2, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.07% Floor), 4.81%, 06/15/34 144A †	149,845	149,660
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/12/40 144A † γ	440,000	444,358
DC Trust, Series 2024-HLTN, Class A
5.73%, 04/13/28 144A † γ	750,000	750,796
Deephaven Residential Mortgage Trust, Series 2021-4, Class A2
2.09%, 11/25/66 144A	1,153,802	1,022,045
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
4.46%, 02/25/36† γ	431,298	246,153
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	3,550,000	3,166,679
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Durst Commercial Mortgage Trust, Series 2025-151, Class A
5.32%, 08/10/42 144A † γ	$2,100,000	$2,111,721
Easy Street Mortgage Loan Trust, Series 2025-RTL2, Class A1
(Step to 7.11% on 5/25/28), 5.61%, 10/25/40 144A STEP	1,800,000	1,797,389
EFMT, Series 2026-NQM4, Class A1A
(Step to 6.47% on 4/25/30), 5.47%, 04/25/71 144A STEP	2,507,493	2,506,511
Ellington Financial Mortgage Trust, Series 2021-2, Class A1
0.93%, 06/25/66 144A	2,832,735	2,408,697
Ellington Financial Mortgage Trust, Series 2021-2, Class A2
1.09%, 06/25/66 144A	1,585,486	1,351,630
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, SONIA Interest Rate + 0.27%), 4.02%, 06/15/44(U) †	22,022	29,179
Extended Stay America Trust, Series 2025-ESH, Class A
(Floating, CME Term SOFR 1M + 1.30%), 4.93%, 10/15/42 144A †	125,207	125,630
Extended Stay America Trust, Series 2025-ESH, Class B
(Floating, CME Term SOFR 1M + 1.60%), 5.23%, 10/15/42 144A †	105,945	106,429
Extended Stay America Trust, Series 2025-ESH, Class C
(Floating, CME Term SOFR 1M + 1.85%), 5.48%, 10/15/42 144A †	96,313	96,952
Extended Stay America Trust, Series 2026-ESH2, Class A
(Floating, CME Term SOFR 1M + 1.20%), 4.83%, 02/15/43 144A †	187,384	187,844
Extended Stay America Trust, Series 2026-ESH2, Class B
(Floating, CME Term SOFR 1M + 1.40%), 5.03%, 02/15/43 144A †	187,384	188,225
Extended Stay America Trust, Series 2026-ESH2, Class C
(Floating, CME Term SOFR 1M + 1.60%), 5.23%, 02/15/43 144A †	187,384	188,720
Federal Home Loan Mortgage Corporation
5.50%, 02/01/27	457	460
7.50%, 11/01/29	516	527
7.50%, 12/01/29	329	337
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 6.23%, 07/01/31†	1,344	1,364
5.00%, 08/01/33	973	977
	Par	Value
5.00%, 09/01/33	$158	$158
5.00%, 10/01/33	629	632
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.27% Cap), 5.94%, 03/01/34†	323	330
5.00%, 12/01/34	10,788	10,759
5.00%, 07/01/35	802	805
5.00%, 12/01/35	2,617	2,643
5.00%, 02/01/37	3,125	3,132
4.00%, 02/01/41	10,479	10,166
5.00%, 06/01/41	554	560
3.50%, 04/01/47	2,889,868	2,679,519
4.50%, 08/01/48	389,511	381,056
3.00%, 02/01/49	671,493	605,283
3.50%, 07/01/49	73,395	67,844
3.00%, 09/01/49	1,316,035	1,178,036
4.50%, 09/01/49	166,047	161,324
4.50%, 12/01/49	245,892	238,842
4.00%, 03/01/50	2,585,321	2,436,892
4.50%, 03/01/50	5,849,027	5,695,585
4.50%, 05/01/50	130,810	126,891
2.50%, 11/01/50	91,200	77,923
3.00%, 12/01/50	1,955,119	1,742,683
2.50%, 02/01/51	773,576	653,926
2.00%, 03/01/51	4,685,011	3,787,569
2.00%, 05/01/51	5,179,498	4,174,378
2.50%, 05/01/51	6,422,952	5,465,067
2.50%, 08/01/51	10,487,208	8,947,874
2.50%, 09/01/51	1,326,268	1,132,473
2.00%, 03/01/52	278,011	223,583
2.50%, 03/01/52	4,176,056	3,510,763
4.50%, 03/01/52	193,081	186,397
3.00%, 05/01/52	2,596,934	2,271,577
3.00%, 07/01/52	1,475,617	1,292,140
6.00%, 11/01/52	710,013	740,032
6.00%, 01/01/53	1,257,358	1,305,640
5.00%, 04/01/53	771,200	763,543
5.50%, 04/01/53	144,945	146,206
4.50%, 05/01/53	4,496,942	4,376,589
5.50%, 08/01/53	7,027,080	7,083,062
5.50%, 09/01/53	9,071,814	9,157,821
6.00%, 09/01/53	4,380,347	4,543,671
6.50%, 12/01/53	1,027,654	1,075,654
6.50%, 06/01/54	5,632,098	5,927,244
5.50%, 04/01/55	578,080	582,164
5.50%, 02/01/56	5,301,481	5,323,431
Federal Home Loan Mortgage Corporation REMIC, Series 5468
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 4.73%, 11/25/54†	363,701	364,945
Federal Home Loan Mortgage Corporation REMIC, Series 5685
(Floating, U.S. 30-Day Average SOFR + 1.05%), 4.65%, 07/25/56†	2,500,000	2,504,012

See Notes to Financial Statements.

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.75% Cap), 4.21%, 06/15/37†	$22,633	$22,562
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, U.S. 30-Day Average SOFR + 0.55%), 4.20%, 07/15/40†	72,681	72,136
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.11%, 08/15/40†	303,142	298,792
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.11%, 10/15/40†	250,358	246,625
Federal Home Loan Mortgage Corporation REMIC, Series 5473
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 6.50% Cap), 4.78%, 11/25/54†	1,148,746	1,154,202
Federal Home Loan Mortgage Corporation REMIC, Series 5499
5.50%, 07/25/53	345,154	346,176
Federal Home Loan Mortgage Corporation REMIC, Series 5502
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor, 6.50% Cap), 4.63%, 02/25/55†	803,954	805,049
Federal Home Loan Mortgage Corporation REMIC, Series 5549
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.83%, 02/25/55†	1,692,611	1,714,420
Federal Home Loan Mortgage Corporation REMIC, Series 5554
5.25%, 04/25/53	244,965	245,191
Federal Home Loan Mortgage Corporation REMIC, Series 5564
5.00%, 02/25/52	407,558	405,358
(Floating, U.S. 30-Day Average SOFR + 1.20%), 4.83%, 08/25/55†	1,810,336	1,830,638
Federal Home Loan Mortgage Corporation REMIC, Series 5566
5.00%, 11/25/51	698,697	695,432
Federal Home Loan Mortgage Corporation REMIC, Series 5571
5.00%, 10/25/51	1,043,833	1,040,715
Federal Home Loan Mortgage Corporation REMIC, Series 5598
(Floating, U.S. 30-Day Average SOFR + 1.15%), 4.78%, 11/25/55†	857,682	861,699
Federal Home Loan Mortgage Corporation REMIC, Series 5609
(Floating, U.S. 30-Day Average SOFR + 0.87%), 4.50%, 12/25/55†	946,796	949,635
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 5.28%, 01/25/34 144A †	$28,654	$28,691
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-DNA3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.05%), 4.68%, 10/25/44 144A †	311,250	311,851
Federal National Mortgage Association
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 4.08%, 07/01/27†	384	382
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.75% Cap), 5.72%, 08/01/27†	202	202
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.35% Cap), 4.92%, 11/01/27 CONV †	479	475
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 6.13%, 12/01/30 CONV †	652	662
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.13% Floor, 10.95% Cap), 4.89%, 06/01/32†	3,643	3,649
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.19% Cap), 3.99%, 08/01/32†	3,427	3,359
(Floating, Enterprise 11th District COFI Index + 1.33%, 1.33% Floor, 11.97% Cap), 4.06%, 05/01/33†	2,653	2,601
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.55%, 1.55% Floor, 9.67% Cap), 5.80%, 12/01/34†	8,237	8,390
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.98% Floor, 12.80% Cap), 4.58%, 05/01/36†	2,543	2,517
(Floating, Enterprise 11th District COFI Index + 1.20%, 1.24% Floor, 10.69% Cap), 4.59%, 12/01/37†	932	926
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.60% Cap), 4.92%, 01/01/38†	494	493
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.71% Cap), 5.17%, 06/01/40†	$3,907	$3,924
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 10.75% Cap), 5.17%, 10/01/40†	555	554
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 10.55% Cap), 5.17%, 10/01/40†	7,307	7,359
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.18%, 1.18% Floor, 10.25% Cap), 4.94%, 11/01/40†	1,823	1,824
4.50%, 04/01/41	35,172	34,802
4.50%, 08/01/41	12,818	12,683
2.50%, 11/01/42	7,264	6,437
2.50%, 12/01/42	3,864	3,388
2.50%, 01/01/43	5,342	4,708
3.00%, 01/01/43	20,430	18,552
2.50%, 02/01/43	4,121	3,609
5.42%, 02/01/43	1,266,619	1,276,633
2.50%, 03/01/43	504,351	445,229
3.00%, 03/01/43	63,202	57,333
2.50%, 04/01/43	579,063	511,120
3.00%, 04/01/43	89,076	80,742
2.50%, 05/01/43	8,750	7,698
3.00%, 05/01/43	66,227	60,030
2.50%, 06/01/43	11,033	9,757
3.00%, 06/01/43	13,104	11,859
3.00%, 07/01/43	166,659	150,752
2.50%, 08/01/43	60,799	54,271
2.50%, 10/01/43	17,551	15,542
4.50%, 10/01/43	1,173	1,151
4.50%, 04/01/45	167,702	164,413
4.50%, 05/01/45	20,196	19,796
4.50%, 06/01/45	162,209	158,994
4.00%, 08/01/45	1,239,826	1,193,456
3.00%, 11/01/45	396,682	356,371
4.50%, 11/01/46	116,639	114,134
4.50%, 01/01/47	14,077	13,792
4.50%, 03/01/47	204,564	198,895
4.50%, 07/01/47	284,826	278,497
3.50%, 09/01/47	6,374,398	5,838,547
3.50%, 10/01/47	7,419,739	6,789,845
3.50%, 11/01/47	9,506,032	8,708,869
4.50%, 11/01/47	79,405	77,634
3.50%, 12/01/47	9,293,502	8,504,531
4.00%, 12/01/47	139,804	132,952
4.00%, 01/01/48	135,248	128,615
4.00%, 02/01/48	518,483	492,625
4.00%, 03/01/48	352,473	334,642
4.00%, 06/01/48	208,514	198,293
4.00%, 07/01/48	442,439	420,336
3.50%, 08/01/48	1,984,313	1,816,242
4.00%, 08/01/48	1,010,284	960,284
4.50%, 09/01/48	198,355	193,746
	Par	Value
5.00%, 09/01/48	$91,225	$90,714
5.00%, 11/01/48	870,430	872,920
4.50%, 01/01/49	168,308	164,083
4.50%, 02/01/49	36,434	35,291
4.50%, 05/01/49	557,953	544,468
4.50%, 06/01/49	352,702	342,866
4.50%, 07/01/49	322,582	314,285
4.50%, 09/01/49	43,719	42,410
3.00%, 12/01/49	458,772	409,846
4.50%, 01/01/50	3,927	3,831
4.50%, 03/01/50	4,049	3,910
4.50%, 05/01/50	449,016	436,754
2.50%, 06/01/50	593,195	506,827
4.50%, 06/01/50	39,127	38,070
4.50%, 07/01/50	19,336	18,728
2.50%, 09/01/50	2,066,529	1,768,844
2.00%, 10/01/50	4,832,798	3,902,730
2.00%, 11/01/50	5,636,938	4,547,081
2.50%, 11/01/50	774,351	661,665
4.50%, 12/01/50	313,843	305,551
2.50%, 01/01/51	1,620,586	1,366,192
2.50%, 02/01/51	38,810	33,159
4.50%, 02/01/51	491,342	476,190
2.50%, 03/01/51	120,291	103,129
2.00%, 04/01/51	935,156	752,018
2.00%, 05/01/51	4,067,968	3,286,725
2.50%, 09/01/51	150,720	128,828
2.50%, 10/01/51	595,090	510,055
2.50%, 11/01/51	621,624	531,911
2.00%, 04/01/52	7,464,497	5,986,111
3.00%, 04/01/52‡‡	10,369,850	9,072,158
2.00%, 05/01/52	790,224	634,187
3.00%, 05/01/52	3,247,719	2,836,449
3.00%, 06/01/52	783,041	684,537
3.00%, 07/01/52	649,777	568,305
4.00%, 09/01/52	780,109	731,810
5.50%, 09/01/52	1,390,922	1,418,007
4.00%, 12/01/52	338,859	317,234
6.00%, 12/01/52	643,991	670,199
5.50%, 04/01/53	2,124,897	2,155,882
4.00%, 05/01/53	827,452	774,672
5.00%, 05/01/53	6,172,361	6,103,464
6.50%, 09/01/53	557,363	577,153
6.50%, 10/01/53	862,954	893,594
6.00%, 11/01/53	15,025,917	15,381,469
6.50%, 11/01/53	765,595	792,778
6.50%, 12/01/53	2,055,394	2,128,564
6.00%, 06/01/54	2,417,790	2,514,063
6.00%, 09/01/54	2,123,101	2,202,362
5.50%, 02/01/55	4,224,713	4,288,886
5.50%, 03/01/55	1,870,663	1,892,922
5.50%, 04/01/55	4,196,255	4,255,494
5.50%, 05/01/55‡‡	5,597,781	5,636,760
5.69%, 07/01/55	745,507	754,064
5.50%, 11/01/55	14,403,403	14,587,463

See Notes to Financial Statements.

	Par	Value
Federal National Mortgage Association ACES, Series 2020-M33
2.24%, 01/25/31† IO γ	$6,860,423	$275,469
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 9.00% Cap), 4.17%, 10/18/30†	1,361	1,361
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	70,971	71,182
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	6,516	6,930
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	22,172	23,872
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	47,574	730
Federal National Mortgage Association REMIC, Series 2023-54
6.50%, 04/25/49	225,656	226,429
Federal National Mortgage Association REMIC, Series 2024-46
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 4.78%, 07/25/54†	329,593	333,019
Federal National Mortgage Association REMIC, Series 2025-11
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor, 7.00% Cap), 4.63%, 03/25/55†	1,751,099	1,763,121
Federal National Mortgage Association REMIC, Series 2025-52
5.00%, 01/25/53	967,791	963,745
Federal National Mortgage Association REMIC, Series 2025-54
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 4.73%, 07/25/55†	1,045,121	1,054,414
Federal National Mortgage Association REMIC, Series 2025-65
5.00%, 11/25/53	971,109	967,116
5.00%, 02/25/54	617,691	611,083
Federal National Mortgage Association REMIC, Series 2025-68
5.00%, 01/25/53	555,552	550,307
	Par	Value
Federal National Mortgage Association REMIC, Series 2025-69
5.00%, 10/25/51	$1,325,226	$1,323,157
FHLMC Multifamily Structured Pass-Through Certificates, Series K-152
3.78%, 11/25/32	1,000,000	958,221
FHLMC Multifamily Structured Pass-Through Certificates, Series K-161
4.90%, 10/25/33	1,550,000	1,576,742
FHLMC Multifamily Structured Pass-Through Certificates, Series K510
5.07%, 10/25/28	600,000	606,585
FHLMC Multifamily Structured Pass-Through Certificates, Series K547
4.42%, 05/25/30	3,000,000	2,992,423
FHLMC Multifamily Structured Pass-Through Certificates, Series KF153
(Floating, U.S. 30-Day Average SOFR + 0.68%, 0.68% Floor), 4.27%, 02/25/33†	527,373	529,236
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.14%, 07/25/44†	155,756	152,654
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
5.87%, 06/25/34† γ	53,901	54,052
GCAT Trust, Series 2022-NQM3, Class A3
4.35%, 04/25/67 144A † γ	1,823,556	1,729,451
GCAT Trust, Series 2024-NQM2, Class A1
(Step to 7.36% on 6/25/28), 6.09%, 06/25/59 144A STEP	765,927	769,380
GCAT Trust, Series 2025-INV3, Class A5
6.00%, 08/25/55 144A † γ	565,798	568,526
GCAT Trust, Series 2025-NQM4, Class A1B
(Step to 6.53% on 8/25/29), 5.53%, 06/25/70 144A STEP	391,824	391,206
GCAT Trust, Series 2025-NQM4, Class A2
(Step to 6.73% on 8/25/29), 5.73%, 06/25/70 144A STEP	705,284	704,752
GFH Mortgage Trust, Series 2025-IND, Class A
5.15%, 06/15/33 144A	1,245,000	1,240,651
GGP Commercial Mortgage Trust, Series 2026-SSP, Class A
5.12%, 07/05/43 144A † γ	2,300,000	2,310,168
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GMAC Commercial Mortgage Asset Corporation, Series TR-1, Class A
7.15%, 08/10/36 144A †††	$278,354	$294,966
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 5.13%, 11/20/29†	3,817	3,821
8.50%, 11/20/30	1,762	1,817
5.50%, 11/15/32	1,616	1,615
5.50%, 01/15/33	786	786
5.50%, 02/15/33	3,701	3,710
5.50%, 03/15/33	3,323	3,337
5.50%, 07/15/33	3,889	3,892
5.50%, 08/15/33	1,847	1,850
5.50%, 09/15/33	495	495
5.50%, 04/15/34	1,949	1,953
5.50%, 05/15/34	1,447	1,448
5.50%, 09/15/34	15,058	15,196
5.50%, 12/15/34	15,926	16,099
5.50%, 01/15/35	11,779	11,876
4.00%, 10/20/40	1,633	1,571
4.00%, 08/20/43	99,076	95,198
3.00%, 01/15/45	482,835	434,090
3.50%, 04/15/45	128,493	118,404
4.00%, 05/20/45	8,406	8,076
4.00%, 10/20/45	61,054	58,556
4.50%, 05/20/48	353,521	345,514
5.00%, 07/20/48	77,192	77,399
4.50%, 08/20/48	872,850	853,249
5.00%, 08/20/48	89,521	90,015
4.50%, 09/20/48	602,754	589,573
5.00%, 10/20/48	369,625	371,469
5.00%, 11/20/48	656,145	659,418
4.50%, 12/20/48	345,110	337,834
5.00%, 12/20/48	389,962	391,636
4.50%, 01/20/49	1,264,328	1,238,689
5.00%, 01/20/49	1,187,669	1,192,883
4.00%, 02/20/49	691,803	655,924
4.50%, 02/20/49	140,131	137,069
5.00%, 02/20/49	27,540	27,658
4.00%, 03/20/49	396,073	375,414
4.50%, 03/20/49	99,742	97,445
5.00%, 03/20/49	122,235	122,759
3.00%, 08/20/49	986,085	879,205
5.00%, 08/20/49	1,795,320	1,805,575
4.50%, 10/20/49	119,915	117,989
5.00%, 11/20/49	158,000	158,903
3.50%, 02/20/50	438,095	401,146
3.00%, 03/20/50	5,482,900	4,878,510
2.50%, 09/20/51	302,750	258,262
2.50%, 10/20/51	709,192	602,453
2.50%, 11/20/51	442,276	376,764
3.00%, 11/20/51	638,841	568,221
2.50%, 12/20/51	953,281	810,809
3.00%, 12/20/51	649,570	577,761
4.50%, 09/20/52	2,852,594	2,765,742
	Par	Value
3.50%, 02/20/53	$1,474,543	$1,348,648
2.00%, 07/01/53 TBA	6,000,000	4,916,221
4.50%, 07/01/53 TBA	8,000,000	7,685,298
5.50%, 07/01/53 TBA	14,000,000	14,070,983
6.00%, 07/01/53 TBA	3,000,000	3,063,264
6.00%, 08/01/53 TBA	26,000,000	26,500,551
2.50%, 07/01/55 TBA	9,000,000	7,685,859
6.50%, 07/01/56 TBA	5,000,000	5,180,483
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.05%, 05/20/37†	30,104	29,792
Government National Mortgage Association, Series 2015-H11
(Floating, CME Term SOFR 1M + 0.66%, 0.55% Floor, 7.50% Cap), 4.31%, 05/20/65†	230,979	231,244
Government National Mortgage Association, Series 2015-H14
(Floating, CME Term SOFR 1M + 0.54%, 0.43% Floor, 11.00% Cap), 4.19%, 05/20/65†	99,721	99,587
(Floating, CME Term SOFR 1M + 0.68%, 0.57% Floor, 7.50% Cap), 4.33%, 06/20/65†	328,634	329,079
Government National Mortgage Association, Series 2015-H15
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 7.50% Cap), 4.34%, 06/20/65†	226,115	226,466
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 4.36%, 06/20/65†	403,349	404,061
Government National Mortgage Association, Series 2015-H16
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 4.36%, 07/20/65†	440,996	441,784
Government National Mortgage Association, Series 2015-H17
(Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor), 4.24%, 06/20/65†	24,105	24,080
Government National Mortgage Association, Series 2015-H18
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 4.36%, 07/20/65†	56,934	57,040
Government National Mortgage Association, Series 2015-H19
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 4.36%, 08/20/65†	78,376	78,517
Government National Mortgage Association, Series 2015-H22
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 4.36%, 09/20/65†	90,082	90,242

See Notes to Financial Statements.

	Par	Value
Government National Mortgage Association, Series 2015-H23
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 7.50% Cap), 4.38%, 09/20/65†	$120,297	$120,540
Government National Mortgage Association, Series 2015-H26
(Floating, CME Term SOFR 1M + 0.63%, 0.52% Floor, 11.00% Cap), 4.28%, 10/20/65†	184,895	184,843
Government National Mortgage Association, Series 2015-H30
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 4.44%, 08/20/61†	1,295	1,305
Government National Mortgage Association, Series 2017-H15
(Floating, CME Term SOFR 12M + 1.52%, 0.80% Floor, 7.50% Cap), 5.58%, 07/20/67†	334,347	338,489
Government National Mortgage Association, Series 2021-135
2.00%, 08/20/51	3,036,259	2,496,628
Government National Mortgage Association, Series 2025-1
5.00%, 01/20/55	510,158	504,166
Government National Mortgage Association, Series 2025-170
(Floating, U.S. 30-Day Average SOFR + 1.10%), 4.71%, 10/20/55†	442,392	444,097
Government National Mortgage Association, Series 2025-204
(Floating, U.S. 30-Day Average SOFR + 0.95%), 4.56%, 12/20/55†	490,265	492,084
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.12%, 01/25/37†	206,457	180,848
GS Mortgage Securities Corporation Trust, Series 2013-PEMB, Class A
3.55%, 03/05/33 144A † γ	1,355,000	1,140,995
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A † γ	1,969,968	1,698,482
GS Mortgage-Backed Securities Trust, Series 2025-NQM3, Class A3
(Step to 6.49% on 9/25/29), 5.49%, 11/25/65 144A STEP	736,147	733,524
GS Mortgage-Backed Securities Trust, Series 2026-NQM4, Class A3
(Step to 6.82% on 6/25/30), 5.82%, 06/25/66 144A STEP	1,825,728	1,819,460
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.29%, 09/25/35† γ	87,252	83,844
Harvest Funding PLC
(Floating, 0.90% - SONIA Interest Rate), 0.00%, 11/15/69(U) 144A †	1,700,000	2,255,306
	Par	Value
HIT Trust, Series 2022-HI32, Class C
(Floating, CME Term SOFR 1M + 3.74%, 3.74% Floor), 7.36%, 07/15/39 144A †	$978,043	$986,662
Houston Galleria Mall Trust, Series 2025-HGLR, Class A
5.46%, 02/05/45 144A † γ	3,550,000	3,634,193
Hudson Yards Mortgage Trust, Series 2026-10HY, Class A
5.09%, 12/10/39 144A † γ	2,200,000	2,210,641
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, CME Term SOFR 1M + 0.83%, 0.72% Floor, 11.00% Cap), 4.48%, 10/25/34†	1,477	1,470
IndyMac ARM Trust, Series 2001-H2, Class A1
6.62%, 01/25/32† γ	1,891	1,857
IRV Trust, Series 2025-200P, Class A
5.29%, 03/14/47 144A † γ	2,800,000	2,825,917
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A
2.29%, 03/05/42 144A	1,900,000	1,796,572
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B
(Floating, CME Term SOFR 1M + 1.36%, 1.11% Floor), 4.98%, 04/15/37 144A †	1,103,648	1,087,755
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
5.80%, 10/05/39 144A † γ	1,350,000	1,359,021
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A
(Floating, CME Term SOFR 1M + 1.60%, 1.60% Floor), 5.23%, 01/15/42 144A †	400,000	399,786
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B
(Floating, CME Term SOFR 1M + 2.00%, 2.00% Floor), 5.63%, 01/15/42 144A †	300,000	299,930
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-NSLB, Class A
6.23%, 06/05/42 144A	1,700,000	1,746,835
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.87%, 02/25/35† γ	6,301	6,156
JP Morgan Mortgage Trust, Series 2021-12, Class A6
2.50%, 02/25/52 144A † γ	1,208,793	1,133,585
JP Morgan Mortgage Trust, Series 2021-13, Class A6
2.50%, 04/25/52 144A † γ	546,787	510,008
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 4.56%, 05/25/52 144A †	$1,607,911	$1,509,382
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	748,949	636,059
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A † γ	1,652,015	1,421,213
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A3
3.50%, 09/25/52 144A † γ	1,565,033	1,396,141
JP Morgan Mortgage Trust, Series 2024-1, Class A4
6.00%, 06/25/54 144A	276,872	277,049
JP Morgan Mortgage Trust, Series 2024-VIS2, Class A1
(Step to 6.85% on 8/25/28), 5.85%, 11/25/64 144A STEP	1,116,104	1,119,213
JP Morgan Mortgage Trust, Series 2025-1, Class A4
6.00%, 06/25/55 144A † γ	578,107	579,883
JP Morgan Mortgage Trust, Series 2025-NQM4, Class A1A
(Step to 5.95% on 11/25/29), 4.95%, 03/25/66 144A STEP	2,723,098	2,690,730
JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1A
(Step to 6.49% on 3/25/29), 5.49%, 08/25/55 144A STEP	1,472,469	1,470,528
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A
(Floating, CME Term SOFR 1M + 1.50%), 5.13%, 06/15/39 144A †	2,440,000	2,449,854
KIND Commercial Mortgage Trust, Series 2024-1, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 5.52%, 08/15/29 144A †	1,000,000	1,001,948
KRE Commercial Mortgage Trust, Series 2025-AIP4, Class A
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 4.93%, 03/15/42 144A †	1,915,469	1,915,213
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	2,300,000	1,858,838
LBTY Commercial Mortgage Trust, Series 2026-225L, Class A
4.75%, 02/10/31 144A † γ	1,950,000	1,917,857
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1
Already stepped, no disclosure, 5.75%, 07/25/61 144A STEP	310,155	310,770
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1
(Step to 5.65% on 1/25/27), 4.65%, 11/25/60 144A STEP	657,516	658,582
	Par	Value
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	$1,600,000	$1,595,530
LHOME Mortgage Trust, Series 2024-RTL5, Class A1
(Step to 6.32% on 4/25/27), 5.32%, 09/25/39 144A STEP	850,000	851,460
LHOME Mortgage Trust, Series 2025-RTL3, Class A1
Already stepped, no disclosure, 5.24%, 08/25/40 144A STEP	950,000	949,855
LHOME Mortgage Trust, Series 2026-RTL1, Class A1
(Step to 5.91% on 8/25/28), 4.91%, 01/25/41 144A STEP	700,000	695,204
LSTAR Securities Investment, Ltd., Series 2024-1, Class A
(Floating, U.S. 30-Day Average SOFR + 4.10%, 3.10% Floor), 7.73%, 01/01/29 144A †	96,198	96,257
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, SONIA Interest Rate + 0.28%), 4.03%, 01/01/61(U) †	277,074	360,872
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, SONIA Interest Rate + 0.72%), 4.47%, 01/01/61(U) †	163,540	216,928
MAD Commercial Mortgage Trust, Series 2025-11MD, Class C
5.82%, 10/15/42 144A † γ	1,050,000	1,055,190
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	3,075,000	2,977,023
Manhattan West Mortgage Trust, Series 2026-2MW, Class A
5.50%, 06/10/48 144A † γ	5,200,000	5,272,656
Manhattan West Mortgage Trust, Series 2026-2MW, Class B
5.72%, 06/10/48 144A † γ	1,400,000	1,410,607
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 4.05%, 04/15/47(U) †	144,735	191,513
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
5.80%, 11/21/34† γ	43,774	43,516
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
5.87%, 05/25/34† γ	23,277	22,706
Metis Issuer, Series 2025-1, Class A
6.89%, 05/15/55†††	650,000	641,875
MFA Trust, Series 2025-NQM5, Class A1A
(Step to 6.19% on 12/25/29), 5.19%, 11/25/70 144A STEP	3,108,300	3,086,922
MILE Trust, Series 2025-STNE, Class B
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 5.33%, 07/15/30 144A †	500,000	504,350

See Notes to Financial Statements.

	Par	Value
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.25%, 07/25/59 144A	$49,268	$48,347
Mill City Mortgage Loan Trust, Series 2019-1, Class M1
3.50%, 10/25/69 144A	479,118	456,583
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	808,966
Mill City Securities, Ltd., Series 2024-RS1, Class A1
(Step to 6.00% on 10/25/27), 3.00%, 11/01/69 144A STEP	581,986	539,119
Mill City Securities, Ltd., Series 2024-RS2, Class A1
(Step to 6.00% on 12/25/27), 3.00%, 08/01/69 144A STEP	191,798	179,279
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.43%, 04/05/42 144A † γ	1,600,000	1,423,716
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5
3.79%, 04/15/55† γ	1,475,000	1,377,262
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class A1A
(Step to 5.91% on 10/25/29), 4.91%, 09/25/70 144A STEP	2,981,730	2,949,905
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM9, Class A2
(Step to 6.22% on 12/25/29), 5.22%, 09/25/70 144A STEP	951,573	940,677
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM3, Class A1
5.21%, 03/25/71 144A	2,742,995	2,730,322
MortgageIT Trust, Series 2005-4, Class A1
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 11.50% Cap), 4.32%, 10/25/35†	24,882	24,892
New Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1
(Step to 6.61% on 9/25/36), 0.00%, 01/25/65 144A STEP	988,339	993,237
New Residential Mortgage Loan Trust, Series 2025-NQM3, Class A1
5.53%, 05/25/65 144A † γ	287,153	287,652
NLT Trust, Series 2025-NQM1, Class PT
7.46%, 10/25/70 144A † γ	4,232,845	4,401,638
NLT Trust, Series 2026-NQM1, Class A1
(Step to 6.40% on 4/25/30), 5.40%, 02/25/71 144A STEP	3,475,636	3,465,634
NLT Trust, Series 2026-NQM1, Class A2
(Step to 6.60% on 4/25/30), 5.60%, 02/25/71 144A STEP	365,059	364,011
	Par	Value
NLT Trust, Series 2026-NQM1, Class A3
(Step to 6.73% on 4/25/30), 5.76%, 02/25/71 144A STEP	$547,525	$545,954
NLT Trust, Series 2026-NQM1, Class AIOS
0.45%, 02/25/71 IO	5,037,589	67,153
NLT Trust, Series 2026-NQM1, Class B1
6.63%, 02/25/71 144A † γ	172,260	171,715
NLT Trust, Series 2026-NQM1, Class B2
6.63%, 02/25/71 144A † γ	137,861	133,548
NLT Trust, Series 2026-NQM1, Class B3
6.63%, 02/25/71 144A † γ	100,713	85,332
NLT Trust, Series 2026-NQM1, Class M1
6.06%, 02/25/71 144A	238,535	238,520
NLT Trust, Series 2026-NQM1, Class XS
1.04%, 02/25/71† IO γ	5,037,589	160,331
NY Commercial Mortgage Trust, Series 2025-299P, Class C
6.17%, 02/10/35 144A † γ	1,650,000	1,696,771
NYC Commercial Mortgage Trust, Series 2025-11X, Class A
(Floating, CME Term SOFR 1M + 1.74%), 5.37%, 10/15/37 144A †	2,800,000	2,814,019
NYC Commercial Mortgage Trust, Series 2025-11X, Class B
(Floating, CME Term SOFR 1M + 2.09%), 5.72%, 10/15/40 144A †	1,750,000	1,759,847
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.32%, 02/15/42 144A †	1,400,000	1,402,782
NYC Trust, Series 2026-9W57, Class A
5.05%, 06/06/40 144A † γ	4,800,000	4,783,229
NYC Trust, Series 2026-9W57, Class B
5.35%, 06/06/40 144A † γ	2,500,000	2,492,085
NYMT Loan Trust, Series 2025-CP1, Class A1
3.75%, 11/25/69 144A † γ	1,311,574	1,261,851
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 4.84%, 11/15/38 144A †	2,300,000	2,299,826
OBX Trust, Series 2018-1, Class A2
(Floating, CME Term SOFR 1M + 0.76%), 4.41%, 06/25/57 144A †	392,945	390,642
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
OBX Trust, Series 2022-NQM7, Class A3
(Step to 5.67% on 9/25/26), 5.70%, 08/25/62 144A STEP	$1,292,054	$1,290,302
OBX Trust, Series 2024-NQM10, Class A2
(Step to 7.33% on 7/25/28), 6.33%, 05/25/64 144A STEP	866,750	874,229
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63 144A STEP	901,391	902,802
OBX Trust, Series 2024-NQM3, Class A3
(Step to 7.43% on 3/25/28), 6.43%, 12/25/63 144A STEP	486,349	487,854
OBX Trust, Series 2024-NQM4, Class A2
(Step to 7.22% on 3/25/28), 6.22%, 01/25/64 144A STEP	490,306	491,545
OBX Trust, Series 2024-NQM5, Class A2
(Step to 7.29% on 4/25/28), 6.29%, 03/25/28 144A STEP	227,158	227,930
OBX Trust, Series 2024-NQM6, Class A3
(Step to 7.76% on 5/25/28), 6.85%, 02/25/64 144A STEP	170,567	171,690
OBX Trust, Series 2024-NQM8, Class A1
(Step to 7.23% on 6/25/28), 6.23%, 05/25/64 144A STEP	956,905	962,479
OBX Trust, Series 2024-NQM8, Class A3
(Step to 7.59% on 6/25/28), 6.59%, 05/25/64 144A STEP	119,647	120,308
OBX Trust, Series 2024-NQM9, Class A2
(Step to 7.46% on 7/25/28), 6.28%, 01/25/64 144A STEP	651,343	654,607
OBX Trust, Series 2024-NQM9, Class A3
(Step to 7.66% on 7/25/28), 6.44%, 01/25/64 144A STEP	651,343	654,611
OBX Trust, Series 2025-NQM10, Class A3
(Step to 6.71% on 6/25/29), 5.71%, 05/25/65 144A STEP	703,844	702,768
OBX Trust, Series 2025-NQM11, Class A1A
(Step to 6.42% on 7/25/29), 5.42%, 05/25/65 144A STEP	2,351,356	2,352,757
OBX Trust, Series 2025-NQM13, Class A1A
(Step to 6.44% on 8/25/29), 5.44%, 05/25/65 144A STEP	1,502,311	1,504,520
OBX Trust, Series 2025-NQM15, Class A1A
(Step to 6.14% on 9/25/29), 5.14%, 07/27/65 144A STEP	2,421,189	2,416,058
	Par	Value
OBX Trust, Series 2025-NQM2, Class A2
(Step to 6.75% on 2/25/29), 5.75%, 11/25/64 144A STEP	$323,053	$323,568
OBX Trust, Series 2025-NQM21, Class A1A
(Step to 5.99% on 11/25/29), 4.99%, 10/25/65 144A STEP	2,588,323	2,569,396
OBX Trust, Series 2026-NQM5, Class A3
(Step to 6.63% on 4/25/30), 5.68%, 01/25/66 144A STEP	671,371	669,792
OBX Trust, Series 2026-NQM9, Class A2
(Step to 6.52% on 7/25/30), 5.52%, 04/25/66 144A ††† STEP	400,000	400,241
OBX Trust, Series 2026-NQM9, Class A3
(Step to 6.53% on 7/25/30), 5.62%, 04/25/66 144A ††† STEP	650,000	650,519
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 4.69%, 01/15/36 144A †	1,628,242	1,586,671
OSAT Trust, Series 2021-RPL1, Class A1
(Step to 3.72% on 7/25/26), 6.12%, 05/25/65 144A STEP	808,657	809,924
PMT Loan Trust, Series 2025-INV7, Class A7
6.00%, 06/25/56 144A † γ	241,380	242,228
PMT Loan Trust, Series 2025-INV8, Class A7
6.00%, 07/25/56 144A † γ	1,308,321	1,312,827
PRET Trust, Series 2024-RPL2, Class A1
4.08%, 06/25/64 144A † γ	573,694	544,298
PRET Trust, Series 2025-RPL5, Class A1
(Step to 4.48% on 11/25/29), 4.15%, 01/25/70 144A STEP	1,016,867	985,931
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	2,740,869	2,414,567
Provident Funding Mortgage Trust, Series 2025-1, Class A3
5.50%, 02/25/55 144A	521,797	521,478
Provident Funding Mortgage Trust, Series 2025-4, Class A4
5.50%, 09/25/55 144A	407,623	407,427
Provident Funding Mortgage Trust, Series 2026-1, Class A4
5.00%, 01/25/56 144A	1,742,943	1,723,107
PRPM LLC, Series 2024-6, Class A1
(Step to 8.70% on 12/25/27), 5.70%, 11/25/29 144A STEP	409,478	409,999

See Notes to Financial Statements.

	Par	Value
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	$752,026	$753,051
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 3/25/28), 4.00%, 01/25/54 144A STEP	988,887	974,810
PRPM LLC, Series 2024-RPL2, Class A2
(Step to 4.50% on 6/25/28), 3.50%, 05/25/54 144A STEP	1,140,000	1,102,689
PRPM LLC, Series 2025-5, Class A1
(Step to 8.73% on 8/25/28), 5.93%, 07/25/30 144A STEP	340,397	339,367
PRPM LLC, Series 2025-6, Class A1
(Step to 8.77% on 9/25/28), 5.77%, 08/25/28 144A STEP	735,131	733,278
PRPM LLC, Series 2025-RCF1, Class A1
(Step to 5.50% on 3/25/29), 4.50%, 02/25/55 144A STEP	235,670	232,880
PRPM LLC, Series 2025-RCF5, Class A1
(Step to 5.84% on 11/25/29), 4.84%, 10/25/55 144A STEP	229,832	229,331
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 2.56%, 12/15/43(E) †	398,511	449,151
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, SONIA Interest Rate + 0.28%), 4.03%, 12/15/43(U) †	99,628	130,420
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 5/25/27), 5.59%, 10/25/39 144A STEP	1,370,000	1,372,022
ROCK Trust, Series 2024-CNTR, Class A
5.39%, 11/13/41 144A	2,650,000	2,680,159
ROCK Trust, Series 2024-CNTR, Class C
6.47%, 11/13/41 144A	1,050,000	1,076,305
RWC Commercial Mortgage Trust, Series 2025-1, Class AS
5.26%, 06/25/40 144A	650,000	642,326
Saluds Grade Alternative Mortgage Trust, Series 2025-RRTL1, Class A1
(Step to 6.32% on 5/25/28), 5.32%, 10/25/40 144A STEP	900,000	892,789
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 4/25/29), 5.55%, 01/25/65 144A STEP	1,482,944	1,483,915
SCOTT Trust, Series 2023-SFS, Class A
5.91%, 03/10/40 144A	1,905,000	1,928,689
Sequoia Mortgage Trust, Series 2024-5, Class A5
6.00%, 06/25/54 144A † γ	95,339	95,598
	Par	Value
Sequoia Mortgage Trust, Series 2025-5, Class A5
5.50%, 06/25/55 144A † γ	$567,996	$567,009
Sequoia Mortgage Trust, Series 2025-6, Class A11
5.50%, 06/25/30 144A † ρ γ	131,702	131,596
Sequoia Mortgage Trust, Series 6, Class A
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.00% Cap), 4.39%, 04/19/27†	10,279	10,224
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	775,000	690,940
Station Place Securitization Trust, Series 2024-SP2, Class A1
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 5.32%, 07/12/26 144A † †††	1,300,000	1,300,000
Station Place Securitization Trust, Series 2025-SP1, Class A1
(Floating, CME Term SOFR 1M + 1.30%), 4.92%, 07/02/26 144A † †††	1,250,000	1,250,000
Station Place Securitization Trust, Series 2025-SP2, Class A1
(Floating, CME Term SOFR 1M + 1.15%), 4.80%, 09/25/26 144A † †††	2,600,000	2,600,000
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.25%, 07/19/35†	20,425	19,232
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 4.87%, 12/15/39 144A †	1,955,000	1,957,507
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.50% Cap), 4.40%, 09/25/43†	1,432	1,415
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
5.64%, 04/25/45† γ	9,023	8,892
Towd Point Mortgage Trust, Series 2020-4, Class A2
2.50%, 10/25/60 144A	325,000	268,776
Towd Point Mortgage Trust, Series 2024-4, Class A1A
4.43%, 10/27/64 144A † γ	576,865	575,588
Towd Point Mortgage Trust, Series 2024-5, Class A1A
4.52%, 10/25/64 144A † γ	1,915,361	1,912,934
TYSN Mortgage Trust, Series 2023-CRNR, Class A
6.58%, 12/10/33 144A † γ	1,010,000	1,042,235
Uniform Mortgage Backed Securities
4.50%, 07/01/38 TBA	15,000,000	14,823,464
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.00%, 07/01/52 TBA	$25,000,000	$19,968,630
2.50%, 07/01/52 TBA	27,000,000	22,563,984
4.00%, 07/01/52 TBA	12,000,000	11,217,159
3.00%, 08/01/52 TBA	17,755,000	15,474,592
4.50%, 07/01/53 TBA	25,000,000	23,953,125
5.50%, 07/01/53 TBA	48,000,000	48,160,872
6.00%, 07/01/53 TBA	35,000,000	35,784,177
6.50%, 07/01/53 TBA	106,208,964	109,875,674
2.00%, 08/01/53 TBA	3,240,000	2,586,922
2.50%, 08/01/53 TBA	33,160,000	27,701,553
4.50%, 08/01/53 TBA	93,200,000	89,213,515
5.00%, 08/01/53 TBA	92,421,543	90,717,685
5.50%, 08/01/53 TBA	81,270,000	81,421,740
4.00%, 09/01/53 TBA	56,330,000	52,606,805
6.00%, 09/01/54 TBA	43,200,000	43,985,649
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 4.61%, 09/25/51 144A †	1,657,080	1,557,054
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A † γ	2,344,419	1,929,230
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 4.56%, 11/25/51 144A †	1,685,051	1,581,824
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A † γ	1,622,873	1,343,568
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A
5.23%, 07/13/44 144A † γ	600,000	594,705
Verus Securitization Trust, Series 2021-7, Class A1
(Step to 2.83% on 11/25/35), 1.83%, 10/25/66 144A STEP	3,599,146	3,285,956
Verus Securitization Trust, Series 2023-7, Class A3
(Step to 7.92% on 11/25/27), 7.42%, 10/25/68 144A STEP	426,127	427,395
Verus Securitization Trust, Series 2024-1, Class A3
(Step to 7.12% on 2/25/28), 6.12%, 01/25/69 144A STEP	376,675	376,925
Verus Securitization Trust, Series 2024-4, Class A1
(Step to 7.22% on 6/25/28), 6.22%, 06/25/69 144A STEP	1,017,942	1,023,843
Verus Securitization Trust, Series 2024-5, Class A1
(Step to 7.19% on 7/25/28), 6.19%, 06/25/69 144A STEP	1,160,257	1,169,756
Verus Securitization Trust, Series 2025-1, Class A1A
(Step to 6.62% on 2/25/29), 5.62%, 01/25/70 144A STEP	2,285,323	2,293,387
Verus Securitization Trust, Series 2025-2, Class A2
(Step to 6.51% on 4/25/29), 5.51%, 03/25/70 144A STEP	709,706	709,640
	Par	Value
Verus Securitization Trust, Series 2025-7, Class A3
5.54%, 08/25/70 144A † γ	$836,164	$832,584
Verus Securitization Trust, Series 2025-INV1, Class A1
(Step to 6.85% on 3/25/29), 5.55%, 02/25/70 144A STEP	1,135,449	1,139,614
Verus Securitization Trust, Series 2026-3, Class A3
(Step to 6.33% on 4/25/30), 5.33%, 03/25/71 144A STEP	1,216,615	1,206,374
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
5.66%, 02/25/33† γ	944	933
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.14%, 06/25/42†	1,866	1,776
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor, 10.50% Cap), 4.54%, 01/25/45†	330,298	320,529
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 4.34%, 10/25/45†	179,398	174,999
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.45%, 02/25/37† γ	79,632	71,574
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
4.38%, 02/25/37† γ	50,776	48,355
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 4.50%, 04/25/47†	163,840	153,037
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.30%, 07/25/45†	161,437	157,998
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 4.34%, 07/25/45†	44,251	42,758
WB Commercial Mortgage Trust, Series 2024-HQ, Class B
6.42%, 03/15/40 144A † γ	1,900,000	1,903,443

See Notes to Financial Statements.

	Par	Value
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
6.50%, 12/28/37† γ	$74,824	$68,989
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	178,067	174,676
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 04/15/54	1,350,000	1,215,112
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A
5.31%, 07/15/35 144A † γ	1,750,000	1,751,891
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class B
5.74%, 07/15/35 144A † γ	1,075,000	1,075,690
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	21,946	19,961
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A
5.35%, 07/15/40 144A † γ	1,425,000	1,440,909
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,566,936
Total Mortgage-Backed Securities (Cost $1,422,305,934)		1,411,464,558
MUNICIPAL BONDS — 0.3%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	746,347
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	205,000	210,804
California Public Finance Authority, Revenue Bonds, Childrens Hospital
5.40%, 11/15/36	1,900,000	1,904,089
California Public Finance Authority, Revenue Bonds, Children's Hospital Los Angeles (AG Insured)
5.40%, 11/15/31	250,000	254,224
California Statewide Communities Development Authority, Revenue Bond (AGM Insured)
7.14%, 08/15/47	1,165,000	1,220,952
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series A
6.90%, 12/01/40	615,137	679,034
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series B
6.90%, 12/01/40	262,338	289,589
	Par	Value
Florida State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	$235,000	$215,431
Idaho State Housing & Finance Association Single Family Mortgage, Revenue Bond, Series D (GNMA, FNMA, FHLMC Insured)
6.01%, 07/01/45	950,000	966,137
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.28%, 02/01/36	1,300,000	1,262,432
Maryland State Economic Development Corporation, Revenue Bond
4.79%, 11/30/29	435,000	438,835
4.83%, 11/30/30	335,000	338,356
4.93%, 11/30/31	400,000	405,187
Metropolitan Transportation Authority, Revenue Bond
5.18%, 11/15/49	65,000	60,219
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	272,173
State of California, General Obligation
7.55%, 04/01/39	410,000	487,177
State of Illinois, General Obligation
5.10%, 06/01/33	322,941	326,423
6.63%, 02/01/35	342,692	358,203
7.35%, 07/01/35	298,929	321,973
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond (AGM Insured)
2.78%, 09/01/34	1,000,000	862,253
Total Municipal Bonds (Cost $11,853,933)		11,619,838

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 1-Day SOFR (Annually); Receive 3.11% (Annually); Interest Rate Swap Maturing 06/02/2037 USD, Strike Price $3.11, Expires 05/28/27 (MSCS)	1	$2,300,000	6,900
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.111% (Annually); Interest Rate Swap Maturing 06/02/2037 USD, Strike Price $3.11, Expires 05/28/27 (DEUT)	1	$12,400,000	$37,284
Pay 1-Day SOFR (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.25, Expires 12/28/26 (BOA)	1	6,121,000	5,559
Pay 1-Day SOFR (Annually); Receive 3.25% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.25, Expires 12/28/26 (BAR)	1	6,121,000	5,559
Pay 1-Day SOFR (Annually); Receive 3.3% (Annually); Interest Rate Swap Maturing 09/29/2028 USD, Strike Price $3.30, Expires 09/25/26 (BNP)	1	7,367,000	2,328
Pay 1-Day SOFR (Annually); Receive 3.3% (Annually); Interest Rate Swap Maturing 09/29/2028 USD, Strike Price $3.30, Expires 09/25/26 (TD)	1	3,665,000	1,158
Pay 1-Day SOFR (Annually); Receive 3.35% (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $3.35, Expires 09/21/26 (TD)	1	4,981,000	3,374
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.35% (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $3.35, Expires 09/21/26 (BNP)	1	$4,981,000	$3,374
Pay 1-Day SOFR (Annually); Receive 3.35% (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $3.35, Expires 09/21/26 (BAR)	1	4,981,000	3,374
Pay 1-Day SOFR (Annually); Receive 3.35% (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $3.35, Expires 09/21/26 (MSCS)	1	4,982,000	3,375
Pay 1-Day SOFR (Annually); Receive 3.375% (Annually); Interest Rate Swap Maturing 12/29/2028 USD, Strike Price $3.38, Expires 12/24/26 (BOA)	1	3,673,000	4,384
Pay 1-Day SOFR (Annually); Receive 3.375% (Annually); Interest Rate Swap Maturing 12/29/2028 USD, Strike Price $3.38, Expires 12/24/26 (BAR)	1	3,672,000	4,383
Pay 1-Day SOFR (Annually); Receive 3.375% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.38, Expires 12/28/26 (MSCS)	1	4,896,000	5,916

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.375% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.38, Expires 12/28/26 (MSCS)	1	$6,121,000	$7,396
Pay 1-Day SOFR (Annually); Receive 3.375% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.38, Expires 12/28/26 (BAR)	1	6,121,000	7,396
Pay 1-Day SOFR (Annually); Receive 3.425% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.43, Expires 09/24/26 (TD)	1	3,672,000	1,719
Pay 1-Day SOFR (Annually); Receive 3.425% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.43, Expires 09/24/26 (JPM)	1	3,680,000	1,722
Pay 1-Day SOFR (Annually); Receive 3.425% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.43, Expires 09/24/26 (JPM)	1	3,680,000	1,722
Pay 1-Day SOFR (Annually); Receive 3.425% (Annually); Interest Rate Swap Maturing 09/30/2028 USD, Strike Price $3.43, Expires 09/28/26 (TD)	1	4,812,000	2,348
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.425% (Annually); Interest Rate Swap Maturing 09/30/2028 USD, Strike Price $3.43, Expires 09/28/26 (CITI)	1	$9,849,000	$4,805
Pay 1-Month IBOR (Annually); Receive 1.77125% (Annually); Interest Rate Swap Maturing 01/26/2030 JPY, Strike Price $1.77, Expires 01/24/28 (CITI)	1	4,479,999,999	82,414
			196,490
Call Options — 0.0%
3-Month SOFR Future expiration date 03/2027, Strike Price $97.50, Expires 03/12/27 (BOA)	307	73,618,600	30,700
3-Month SOFR Future expiration date 09/2026, Strike Price $97.50, Expires 09/11/26 (BOA)	430	103,291,375	5,375
			36,075
Put Options — 0.0%
U.S. Dollar vs. South Korean Won, Strike Price $1,400.00, Expires 07/09/26 (BOA)	1	461,258	— Φ
U.S. Dollar vs. South Korean Won, Strike Price $1,400.00, Expires 07/09/26 (BOA)	1	847,384	— Φ
U.S. Dollar vs. South Korean Won, Strike Price $1,400.00, Expires 07/13/26 (BOA)	1	691,358	1
			1
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Put Swaptions — 0.0%
Pay 1.69% (Annually); Receive 1-Month IBOR (Annually); Interest Rate Swap Maturing 06/25/2028 JPY, Strike Price $1.69, Expires 06/23/27 (JPM)	1	$23,953,360,000	$237,449
Pay 1.77125% (Annually); Receive 1-Month IBOR (Annually); Interest Rate Swap Maturing 01/26/2030 JPY, Strike Price $1.77, Expires 01/24/28 (CITI)	1	4,479,999,999	216,030
Pay 3.757% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/2027 USD, Strike Price $3.76, Expires 09/18/26 (MSCS)	1	122,100,000	451,196
Pay 3.757% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/2027 USD, Strike Price $3.76, Expires 09/18/26 (DEUT)	1	78,000,000	288,233
Pay 3.757% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/2027 USD, Strike Price $3.76, Expires 09/18/26 (MSCS)	1	700,000	2,587
			1,195,495
Total Purchased Options (Premiums paid $1,709,700)			1,428,061

	Par
U.S. TREASURY OBLIGATIONS — 20.9%
U.S. Treasury Bill
3.58%, 08/18/26Ω	$80,090,000	79,699,881
U.S. Treasury Bonds
4.25%, 05/15/39	4,300,000	4,155,883
4.38%, 11/15/39	200,000	194,344
1.38%, 11/15/40Δ	32,300,000	20,892,170
	Par	Value
1.88%, 02/15/41Δ	$31,740,000	$22,032,643
4.75%, 02/15/41‡‡ Δ	9,130,000	9,135,885
2.25%, 05/15/41	1,700,000	1,239,871
1.75%, 08/15/41‡‡	46,905,000	31,454,750
2.00%, 11/15/41Δ	17,140,000	11,876,145
3.13%, 11/15/41	3,580,000	2,925,112
2.38%, 02/15/42Δ	2,800,000	2,043,070
3.25%, 05/15/42Δ	6,900,000	5,683,740
2.75%, 08/15/42	10,430,000	7,970,802
2.75%, 11/15/42Δ	7,050,000	5,360,203
2.88%, 05/15/43Δ	3,200,000	2,457,000
4.75%, 11/15/43‡‡ Δ	5,960,000	5,864,081
3.63%, 02/15/44	5,700,000	4,830,973
3.38%, 05/15/44‡‡	3,200,000	2,609,750
4.63%, 05/15/44Δ	14,760,000	14,263,580
3.13%, 08/15/44	4,800,000	3,757,312
4.13%, 08/15/44	5,094,000	4,608,478
3.00%, 11/15/44	500,000	382,598
4.75%, 02/15/45Δ	11,609,000	11,358,908
2.88%, 08/15/45Δ	700,000	519,641
4.88%, 08/15/45Δ	33,000	32,758
4.63%, 11/15/45Δ	27,082,000	26,015,646
4.63%, 02/15/46Δ	79,497,000	76,329,541
3.13%, 05/15/48	3,340,000	2,510,349
3.00%, 08/15/48Δ	11,300,000	8,282,105
3.38%, 11/15/48Δ	3,220,000	2,519,524
3.00%, 02/15/49	4,000,000	2,917,500
2.88%, 05/15/49Δ	9,580,000	6,805,542
2.25%, 08/15/49Δ	5,000,000	3,111,133
2.38%, 11/15/49Δ	3,800,000	2,421,461
1.38%, 08/15/50Δ	4,900,000	2,404,828
1.63%, 11/15/50Δ	9,200,000	4,810,953
1.88%, 11/15/51Δ	3,200,000	1,759,250
4.75%, 11/15/53Δ	1,130,000	1,093,474
4.25%, 08/15/54Δ	9,153,000	8,173,700
4.75%, 02/15/56Δ	500,000	485,820
5.00%, 05/15/56	20,030,000	20,244,384
		345,534,907
U.S. Treasury Inflationary Index Bonds
1.50%, 02/15/53	10,927,601	8,310,293
2.38%, 02/15/55Δ	2,775,623	2,556,209
		10,866,502
U.S. Treasury Inflationary Index Notes
1.25%, 04/15/31Δ	22,251,319	21,564,923
0.63%, 07/15/32Δ	21,089,712	19,537,793
1.13%, 01/15/33Δ	15,316,326	14,491,909
1.38%, 07/15/33	361,849	347,201
1.75%, 01/15/34Δ	7,908,674	7,729,467
1.88%, 07/15/34Δ	11,249,886	11,091,176
2.13%, 01/15/35	6,574,145	6,560,700
1.88%, 07/15/35‡‡ Δ	14,286,466	13,974,131

See Notes to Financial Statements.

	Par	Value
1.88%, 01/15/36	$3,145,548	$3,051,476
		98,348,776
U.S. Treasury Notes
3.75%, 06/30/27Δ	1,790,000	1,783,894
2.75%, 02/15/28Δ	1,400,000	1,369,238
3.88%, 03/31/28Δ	27,987,000	27,852,531
4.63%, 09/30/28‡‡	1,000,000	1,009,785
4.00%, 03/31/30‡‡ Δ	10,700,000	10,632,916
3.88%, 04/30/30Δ	9,270,000	9,170,601
0.63%, 05/15/30Δ	37,760,000	32,998,700
3.75%, 06/30/30Δ	9,990,000	9,829,028
3.88%, 06/30/30Δ	8,662,000	8,562,522
3.50%, 11/30/30Δ	8,697,000	8,453,756
3.63%, 12/31/30Δ	3,000,000	2,929,570
3.88%, 03/31/31Δ	10,697,000	10,546,573
4.13%, 03/31/31‡‡ Δ	27,710,000	27,609,876
4.00%, 04/30/32‡‡ Δ	10,500,000	10,363,008
2.75%, 08/15/32	2,940,000	2,700,551
3.38%, 05/15/33Δ	2,000,000	1,889,297
3.88%, 08/15/34	11,110,000	10,732,434
4.25%, 11/15/34	6,300,000	6,239,092
4.25%, 05/15/35	22,870,000	22,602,886
4.25%, 08/15/35	14,480,000	14,297,303
4.00%, 11/15/35Δ	6,355,000	6,148,463
4.13%, 02/15/36	40,000	39,031
4.38%, 05/15/36	17,800,000	17,706,828
		245,467,883
U.S. Treasury Strips
3.26%, 08/15/30Ω	1,540,000	1,295,011
3.27%, 11/15/30Ω	1,540,000	1,281,201
3.92%, 08/15/31Ω	3,810,000	3,067,221
3.21%, 08/15/33Ω	1,540,000	1,129,993
3.68%, 08/15/35Ω	2,900,000	1,931,662
2.22%, 02/15/40Ω ‡‡ Δ	2,790,000	1,449,079
2.18%, 08/15/41Ω	1,080,000	512,242
2.26%, 05/15/52Ω ‡‡	31,750,000	8,641,371
2.57%, 05/15/55Ω	9,455,000	2,279,144
		21,586,924
Total U.S. Treasury Obligations (Cost $827,770,365)		801,504,873

	Shares
PREFERRED STOCKS — 0.1%
Albemarle Corporation
7.25% CONV	400	22,140
Alphabet, Inc.
CONV Δ *	10,400	529,256
CONV *	11,500	578,450
American National Group, Inc.
7.38%	12,000	281,640
Citigroup, Inc.
6.25%	8,600	216,376
	Shares	Value
Jackson Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 8.00%†	6,000	$151,380
NextEra Energy Capital Holdings, Inc.
6.50%, 06/01/85	10,400	253,812
NextEra Energy Capital Holdings, Inc. (New York Exchange)
0.00%, 04/15/86*	17,750	444,105
Oracle Corporation
6.50% CONV	350	15,733
PG&E Corporation
6.00% CONV	800	33,096
Total Preferred Stocks (Cost $2,542,015)		2,525,988
MONEY MARKET FUNDS — 3.3%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø §	32,501,112	32,501,112
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø ∞	93,336,952	93,336,952
Total Money Market Funds (Cost $125,838,064)		125,838,064

	Par
REPURCHASE AGREEMENTS — 9.4%
Citigroup Global Markets, Inc.
3.63% (dated 06/30/26, due 07/01/26, repurchase price $112,611,354, collateralized by U.S. Treasury Bills, 0.000%, due 10/27/26, total market value $114,893,732)	$112,600,000	112,600,000
Deutsche Bank Securities, Inc.
3.69% (dated 06/30/26, due 07/02/26, repurchase price $250,076,875, collateralized by U.S. Treasury Bonds, 1.875%, due 02/15/41, total market value $250,479,514)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $362,600,000)		362,600,000
TOTAL INVESTMENTS — 120.9% (Cost $4,690,574,497)		4,642,690,428

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 07/2026, Strike Price $110.20, Expires 07/02/26 (MSCS)	(14)	$(1,538,469)	(1,094)
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 07/2026, Strike Price $110.20, Expires 07/17/26 (MSCS)	(16)	$(1,758,250)	$(4,250)
10-Year U.S. Treasury Note Future expiration date 07/2026, Strike Price $110.50, Expires 07/02/26 (MSCS)	(29)	(3,186,828)	(906)
10-Year U.S. Treasury Note Future expiration date 07/2026, Strike Price $110.70, Expires 07/10/26 (MSCS)	(12)	(1,318,687)	(563)
10-Year U.S. Treasury Note Future expiration date 07/2026, Strike Price $111.00, Expires 07/17/26 (MSCS)	(17)	(1,868,141)	(1,328)
10-Year U.S. Treasury Note Future expiration date 08/2026, Strike Price $110.70, Expires 07/24/26 (MSCS)	(1)	(109,891)	(174)
10-Year U.S. Treasury Note Future expiration date 08/2026, Strike Price $111.00, Expires 07/24/26 (MSCS)	(57)	(6,263,765)	(7,125)
3-Month SOFR Future expiration date 03/2027, Strike Price $98.00, Expires 03/12/27 (BOA)	(307)	(73,618,600)	(21,106)
3-Month SOFR Future expiration date 09/2026, Strike Price $98.00, Expires 09/11/26 (BOA)	(430)	(103,291,375)	(5,375)
(41,921)
Call Swaptions — (0.0)%
Pay 2.64% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/17/2028 USD, Strike Price $2.64, Expires 08/13/26 (MSCS)	(1)	(4,427,500)	(30)
	Number of Contracts	Notional Amount	Value
Pay 2.64% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/17/2028 USD, Strike Price $2.64, Expires 08/13/26 (BNP)	(1)	$(4,427,500)	$(30)
Pay 2.685% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/18/2028 USD, Strike Price $2.69, Expires 08/14/26 (TD)	(1)	(5,060,000)	(43)
Pay 2.685% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/18/2028 USD, Strike Price $2.69, Expires 08/14/26 (BNP)	(1)	(5,060,000)	(43)
Pay 2.71% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/21/2028 USD, Strike Price $2.71, Expires 08/19/26 (BNP)	(1)	(3,162,500)	(44)
Pay 2.71% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/21/2028 USD, Strike Price $2.71, Expires 08/19/26 (BAR)	(1)	(3,162,500)	(44)
Pay 2.85% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $2.85, Expires 09/21/26 (TD)	(1)	(4,981,000)	(476)
Pay 2.85% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $2.85, Expires 09/21/26 (BNP)	(1)	(4,981,000)	(476)

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
Pay 2.85% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $2.85, Expires 09/21/26 (BAR)	(1)	$(4,981,000)	$(476)
Pay 2.85% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/23/2031 USD, Strike Price $2.85, Expires 09/21/26 (MSCS)	(1)	(4,982,000)	(476)
Pay 3.875% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/28/2036 USD, Strike Price $3.88, Expires 07/24/26 (JPM)	(1)	(1,900,000)	(2,678)
(4,816)
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 07/2026, Strike Price $108.20, Expires 07/02/26 (MSCS)	(14)	(1,538,469)	(14)
10-Year U.S. Treasury Note Future expiration date 07/2026, Strike Price $108.70, Expires 07/02/26 (MSCS)	(29)	(3,186,828)	(29)
10-Year U.S. Treasury Note Future expiration date 07/2026, Strike Price $108.70, Expires 07/17/26 (MSCS)	(16)	(1,758,250)	(1,500)
10-Year U.S. Treasury Note Future expiration date 07/2026, Strike Price $109.00, Expires 07/10/26 (MSCS)	(12)	(1,318,687)	(750)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 07/2026, Strike Price $109.20, Expires 07/17/26 (MSCS)	(17)	$(1,868,141)	$(3,188)
10-Year U.S. Treasury Note Future expiration date 08/2026, Strike Price $108.00, Expires 07/24/26 (MSCS)	(14)	(1,538,469)	(875)
10-Year U.S. Treasury Note Future expiration date 08/2026, Strike Price $108.50, Expires 07/24/26 (MSCS)	(25)	(2,747,265)	(2,735)
10-Year U.S. Treasury Note Future expiration date 08/2026, Strike Price $109.20, Expires 07/24/26 (MSCS)	(1)	(109,891)	(245)
10-Year U.S. Treasury Note Future expiration date 08/2026, Strike Price $109.50, Expires 07/24/26 (MSCS)	(18)	(1,978,031)	(5,906)
U.S. Dollar vs. South Korean Won, Strike Price $1,350.00, Expires 07/09/26 (BOA)	(1)	(847,384)	— Φ
U.S. Dollar vs. South Korean Won, Strike Price $1,350.00, Expires 07/09/26 (BOA)	(1)	(461,258)	— Φ
U.S. Dollar vs. South Korean Won, Strike Price $1,350.00, Expires 07/13/26 (BOA)	(1)	(691,358)	— Φ
(15,242)
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Put Swaptions — (0.0)%
Pay 1-Day SOFR (Annually); Receive 3.64% (Annually); Interest Rate Swap Maturing 08/17/2028 USD, Strike Price $3.64, Expires 08/13/26 (BNP)	(1)	$(4,427,500)	$(33,314)
Pay 1-Day SOFR (Annually); Receive 3.64% (Annually); Interest Rate Swap Maturing 08/17/2028 USD, Strike Price $3.64, Expires 08/13/26 (MSCS)	(1)	(4,427,500)	(33,314)
Pay 1-Day SOFR (Annually); Receive 3.685% (Annually); Interest Rate Swap Maturing 08/18/2028 USD, Strike Price $3.69, Expires 08/14/26 (BNP)	(1)	(5,060,000)	(34,343)
Pay 1-Day SOFR (Annually); Receive 3.685% (Annually); Interest Rate Swap Maturing 08/18/2028 USD, Strike Price $3.69, Expires 08/14/26 (TD)	(1)	(5,060,000)	(34,343)
Pay 1-Day SOFR (Annually); Receive 3.71% (Annually); Interest Rate Swap Maturing 08/21/2028 USD, Strike Price $3.71, Expires 08/19/26 (BNP)	(1)	(3,162,500)	(20,454)
Pay 1-Day SOFR (Annually); Receive 3.71% (Annually); Interest Rate Swap Maturing 08/21/2028 USD, Strike Price $3.71, Expires 08/19/26 (BAR)	(1)	(3,162,500)	(20,454)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.95, Expires 09/24/26 (JPM)	(1)	$(3,680,000)	$(14,337)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.95, Expires 09/24/26 (TD)	(1)	(3,672,000)	(14,306)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.95, Expires 09/24/26 (JPM)	(1)	(3,680,000)	(14,337)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/28/2028 USD, Strike Price $3.95, Expires 09/24/26 (CITI)	(1)	(9,849,000)	(38,371)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/29/2028 USD, Strike Price $3.95, Expires 09/25/26 (BNP)	(1)	(7,367,000)	(28,819)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/29/2028 USD, Strike Price $3.95, Expires 09/25/26 (TD)	(1)	(3,665,000)	(14,337)

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 09/30/2028 USD, Strike Price $3.95, Expires 09/28/26 (TD)	(1)	$(4,812,000)	$(18,984)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/29/2028 USD, Strike Price $3.95, Expires 12/24/26 (BAR)	(1)	(3,672,000)	(18,885)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/29/2028 USD, Strike Price $3.95, Expires 12/24/26 (BOA)	(1)	(3,673,000)	(18,890)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.95, Expires 12/28/26 (BAR)	(1)	(6,121,000)	(31,621)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.95, Expires 12/28/26 (BOA)	(1)	(6,121,000)	(31,621)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.95, Expires 12/28/26 (MSCS)	(1)	(4,896,000)	(25,292)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.95, Expires 12/28/26 (MSCS)	(1)	$(6,121,000)	$(31,620)
Pay 1-Day SOFR (Annually); Receive 3.95% (Annually); Interest Rate Swap Maturing 12/30/2028 USD, Strike Price $3.95, Expires 12/28/26 (BAR)	(1)	(6,121,000)	(31,620)
Pay 1-Day SOFR (Annually); Receive 4.135% (Annually); Interest Rate Swap Maturing 07/28/2036 USD, Strike Price $4.14, Expires 07/24/26 (JPM)	(1)	(1,900,000)	(4,435)
(513,697)
Total Written Options (Premiums received $ (795,938))			(575,676)

Par
TBA SALE COMMITMENTS — (0.8)%
Uniform Mortgage Backed Securities 3.50%, 07/01/53 TBA	$(100,000)	(90,742)
Uniform Mortgage Backed Securities 4.00%, 07/01/52 TBA	(6,000,000)	(5,608,579)
Uniform Mortgage Backed Securities 4.50%, 07/01/53 TBA	(15,000,000)	(14,371,875)
Government National Mortgage Association 4.00%, 07/01/53 TBA	(1,000,000)	(929,731)
Uniform Mortgage Backed Securities 3.00%, 07/01/53 TBA	(4,000,000)	(3,488,125)
Government National Mortgage Association 3.00%, 07/01/53 TBA	(2,000,000)	(1,775,313)
Uniform Mortgage Backed Securities 5.00%, 07/01/53 TBA	(4,000,000)	(3,930,945)
Government National Mortgage Association 3.50%, 07/01/53 TBA	(1,000,000)	(898,245)
Total TBA Sale Commitments (Proceeds $(31,066,493))		(31,093,555)
Liabilities in Excess of Other Assets — (20.1)%		(770,527,992)
NET ASSETS — 100.0%		$3,840,493,205
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	09/2026	542	$71,453,590	$231,009
Euro-Bund	09/2026	(306)	(44,522,599)	(433,851)
Euro-OAT	09/2026	2	274,178	2,125
Euro-Schatz	09/2026	361	43,706,233	109,995
30-Year Euro Buxl	09/2026	63	8,006,038	144,337
10-Year Japanese Treasury Bond	09/2026	(12)	(9,429,810)	(25,125)
3-Month CME SOFR	09/2026	116	27,926,275	(129,775)
10-Year Bond	09/2026	43	3,671,941	35,666
10-Year U.S. Treasury Note	09/2026	2,402	263,957,281	1,412,629
U.S. Treasury Long Bond	09/2026	507	57,544,500	914,271
Ultra 10-Year U.S. Treasury Note	09/2026	(1,328)	(149,358,500)	(1,469,337)
Ultra Long U.S. Treasury Bond	09/2026	908	105,469,875	2,387,582
Long GILT	09/2026	359	42,481,409	248,920
2-Year U.S. Treasury Note	09/2026	1,499	308,993,086	(189,691)
5-Year U.S. Treasury Note	09/2026	2,879	308,187,953	558,565
3-Month Euro-Euribor	12/2026	400	111,312,095	(86,671)
3-Month SONIA SO3	03/2027	141	44,894,086	(249,246)
3-Month SONIA SO3	06/2027	197	62,681,898	295,974
3-Month SONIA SO3	09/2027	80	25,453,251	76,301
Total Futures Contracts outstanding at June 30, 2026			$1,282,702,780	$3,833,678
Forward Foreign Currency Contracts outstanding at June 30, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/02/26	U.S. Dollars	16,926,022	Canadian Dollars	23,404,135	BNP	$423,899
08/19/26	U.S. Dollars	19,839,425	Euro	17,049,614	SS	316,729
07/02/26	U.S. Dollars	15,437,643	Euro	13,251,036	BNP	297,008
07/02/26	Brazilian Reals	39,321,351	U.S. Dollars	7,338,776	BNP	278,246
09/16/26	U.S. Dollars	9,798,628	Swiss Francs	7,642,273	MSCS	256,894
09/16/26	U.S. Dollars	20,110,000	Canadian Dollars	28,059,256	DEUT	255,138
07/02/26	U.S. Dollars	5,791,384	New Zealand Dollars	9,793,000	BAR	229,450
09/16/26	U.S. Dollars	5,955,865	Australian Dollars	8,356,962	UBS	178,145
09/16/26	U.S. Dollars	6,982,000	New Zealand Dollars	11,947,910	CITI	178,024
04/02/27	U.S. Dollars	10,008,463	Brazilian Reals	53,971,000	BNP	173,998
07/02/26	U.S. Dollars	5,614,809	Swiss Francs	4,400,521	HSBC	168,619
08/05/26	U.S. Dollars	4,508,793	Japanese Yen	703,598,991	MSCS	168,490
09/16/26	U.S. Dollars	9,928,407	Euro	8,548,632	BNP	128,182
09/16/26	U.S. Dollars	4,919,737	Canadian Dollars	6,800,774	MSCS	107,477
04/02/27	U.S. Dollars	4,712,881	Brazilian Reals	25,300,000	GSC	102,776
07/02/26	U.S. Dollars	7,749,837	Singapore Dollars	9,897,007	BOA	99,977
07/02/26	Euro	13,251,036	U.S. Dollars	15,050,527	HSBC	90,107
08/05/26	U.S. Dollars	2,584,163	Israeli Shekels	7,441,479	JPM	81,179
07/15/26	U.S. Dollars	6,021,045	Euro	5,199,000	UBS	76,810
09/16/26	U.S. Dollars	11,061,770	British Pounds	8,283,320	BNP	74,365
09/16/26	U.S. Dollars	4,012,000	Swedish Kronor	38,026,900	DEUT	72,766
07/02/26	Canadian Dollars	22,791,068	U.S. Dollars	16,016,211	GSC	53,641
07/02/26	U.S. Dollars	8,471,011	Japanese Yen	1,369,254,137	SC	49,754
07/02/26	Brazilian Reals	6,245,017	U.S. Dollars	1,168,352	GSC	41,383
08/05/26	U.S. Dollars	774,854	Israeli Shekels	2,185,468	CITI	39,759

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/16/26	U.S. Dollars	1,453,352	Thai Baht	46,901,605	GSC	$32,175
04/02/27	U.S. Dollars	2,762,742	Brazilian Reals	15,000,000	JPM	29,478
10/02/26	U.S. Dollars	1,429,052	Brazilian Reals	7,405,000	BNP	26,724
07/02/26	U.S. Dollars	7,591,999	Brazilian Reals	39,068,427	JPM	23,972
08/19/26	U.S. Dollars	1,248,837	Euro	1,070,753	MSCS	22,768
08/19/26	U.S. Dollars	2,654,696	Euro	2,300,677	BNP	20,301
07/02/26	U.S. Dollars	688,710	Australian Dollars	966,072	JPM	19,850
07/01/26	Indian Rupees	80,984,950	U.S. Dollars	835,758	CITI	19,788
09/16/26	U.S. Dollars	753,615	Thai Baht	24,332,358	JPM	16,314
07/02/26	U.S. Dollars	616,549	Swiss Francs	485,000	BNP	16,301
07/21/26	U.S. Dollars	686,801	Israeli Shekels	1,995,115	CITI	15,987
07/02/26	U.S. Dollars	1,103,069	Singapore Dollars	1,407,208	DEUT	15,372
07/21/26	U.S. Dollars	1,481,032	South African Rand	24,055,976	BAR	15,126
09/16/26	Indian Rupees	130,612,984	U.S. Dollars	1,356,480	GSC	14,810
07/20/26	Indian Rupees	76,629,184	U.S. Dollars	794,964	HSBC	13,479
09/16/26	U.S. Dollars	517,488	Thai Baht	16,709,532	SC	11,168
07/15/26	U.S. Dollars	865,339	Peruvian Nuevo Soles	2,923,376	BOA	10,520
07/21/26	U.S. Dollars	691,016	South African Rand	11,186,167	DEUT	9,361
07/02/26	U.S. Dollars	452,084	Danish Kroner	2,896,994	CITI	9,231
09/16/26	U.S. Dollars	468,017	Thai Baht	15,181,037	BNP	8,013
07/13/26	Indian Rupees	65,160,929	U.S. Dollars	679,807	SC	7,969
07/02/26	Brazilian Reals	8,300,000	U.S. Dollars	1,600,044	JPM	7,767
07/02/26	U.S. Dollars	1,308,941	Chinese Offshore Yuan	8,836,000	JPM	7,760
07/02/26	U.S. Dollars	526,004	Singapore Dollars	670,771	BAR	7,533
07/06/26	U.S. Dollars	392,000	Thai Baht	12,781,255	BNP	7,060
07/02/26	U.S. Dollars	215,178	Swiss Francs	168,192	JPM	7,019
07/15/26	U.S. Dollars	339,030	South Korean Won	513,932,187	HSBC	7,000
09/16/26	Indian Rupees	61,462,010	U.S. Dollars	638,500	HSBC	6,782
07/20/26	Indian Rupees	33,060,028	U.S. Dollars	342,738	DEUT	6,047
08/12/26	U.S. Dollars	509,232	Israeli Shekels	1,496,187	CITI	5,901
07/02/26	U.S. Dollars	397,028	Japanese Yen	63,600,000	HSBC	5,872
07/21/26	U.S. Dollars	607,140	Israeli Shekels	1,789,350	BNP	5,510
10/02/26	Brazilian Reals	9,027,871	U.S. Dollars	1,704,208	GSC	5,452
07/02/26	U.S. Dollars	162,633	Australian Dollars	227,211	HSBC	5,324
08/12/26	U.S. Dollars	624,973	Israeli Shekels	1,842,800	JPM	5,038
07/02/26	Australian Dollars	1,549,000	U.S. Dollars	1,067,424	BNP	5,026
07/02/26	U.S. Dollars	106,019	Swedish Kronor	979,578	CITI	4,994
07/20/26	Indian Rupees	29,034,538	U.S. Dollars	301,438	BNP	4,878
08/18/26	Indian Rupees	51,498,529	U.S. Dollars	537,490	SC	4,578
07/02/26	U.S. Dollars	420,832	British Pounds	314,000	BNP	4,327
09/17/26	Mexican Pesos	4,248,782	U.S. Dollars	237,532	CITI	3,821
07/01/26	Indian Rupees	13,383,593	U.S. Dollars	137,630	BNP	3,758
08/04/26	British Pounds	469,604	U.S. Dollars	619,300	BNP	3,593
09/16/26	Indonesian Rupiahs	16,159,051,675	U.S. Dollars	893,167	BNP	3,483
09/16/26	Indonesian Rupiahs	6,750,730,832	U.S. Dollars	371,164	GSC	3,427
07/02/26	Indonesian Rupiahs	21,749,090,000	U.S. Dollars	1,213,000	GSC	3,392
07/02/26	British Pounds	885,000	U.S. Dollars	1,171,035	BNP	2,873
07/21/26	U.S. Dollars	586,056	Israeli Shekels	1,734,579	BAR	2,841
07/15/26	U.S. Dollars	183,283	South Korean Won	279,515,906	BNP	2,700
07/02/26	U.S. Dollars	721,297	Chinese Offshore Yuan	4,881,022	BNP	2,522
07/06/26	Thai Baht	12,109,850	U.S. Dollars	362,245	JPM	2,474
09/16/26	Indonesian Rupiahs	5,848,177,496	U.S. Dollars	322,054	DEUT	2,456
08/18/26	Indian Rupees	20,733,536	U.S. Dollars	216,177	GSC	2,062
07/27/26	Indian Rupees	77,422,516	U.S. Dollars	814,813	BNP	1,615
07/06/26	Indonesian Rupiahs	10,788,083,309	U.S. Dollars	601,262	CITI	1,576
09/16/26	Indonesian Rupiahs	7,444,587,194	U.S. Dollars	411,551	SC	1,542
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/26	Indonesian Rupiahs	12,773,644,710	U.S. Dollars	702,571	CITI	$1,359
07/02/26	U.S. Dollars	70,000	Brazilian Reals	356,530	BNP	936
08/04/26	Brazilian Reals	1,514,865	U.S. Dollars	290,000	BNP	913
08/04/26	Australian Dollars	355,717	U.S. Dollars	245,291	HSBC	824
12/16/26	Indonesian Rupiahs	4,473,027,540	U.S. Dollars	245,683	BNP	817
07/06/26	U.S. Dollars	854,434	Indonesian Rupiahs	15,278,328,626	BNP	681
07/02/26	U.S. Dollars	1,375,777	Indonesian Rupiahs	24,586,955,129	BNP	668
07/06/26	Indonesian Rupiahs	4,335,637,615	U.S. Dollars	241,607	SC	668
07/02/26	Indonesian Rupiahs	3,507,789,873	U.S. Dollars	195,548	CITI	637
07/13/26	U.S. Dollars	187,958	Indian Rupees	17,749,645	HSBC	610
07/13/26	U.S. Dollars	187,219	Indian Rupees	17,679,734	DEUT	609
07/06/26	U.S. Dollars	175,538	South Korean Won	271,050,859	GSC	522
09/16/26	U.S. Dollars	292,686	Indian Rupees	27,832,140	JPM	479
07/06/26	Indonesian Rupiahs	1,869,254,097	U.S. Dollars	103,978	JPM	476
07/02/26	U.S. Dollars	17,139	Canadian Dollars	23,658	BAR	458
09/16/26	U.S. Dollars	61,765	Thai Baht	2,026,682	UBS	354
08/04/26	British Pounds	101,396	U.S. Dollars	134,174	JPM	320
07/15/26	U.S. Dollars	19,607	South Korean Won	29,858,880	BOA	316
09/17/26	U.S. Dollars	79,258	Mexican Pesos	1,390,000	UBS	299
09/17/26	U.S. Dollars	128,950	Mexican Pesos	2,265,000	JPM	287
08/04/26	Norwegian Kroner	711,358	U.S. Dollars	71,549	HSBC	280
08/03/26	Indian Rupees	29,284,369	U.S. Dollars	308,385	JPM	254
07/23/26	Polish Zloty	242,000	U.S. Dollars	64,090	BOA	238
09/16/26	U.S. Dollars	9,753	Thai Baht	314,059	CITI	237
08/03/26	Indian Rupees	83,506,631	U.S. Dollars	879,880	BNP	227
07/23/26	Polish Zloty	203,000	U.S. Dollars	53,750	JPM	212
07/21/26	Turkish Lira	533,132	U.S. Dollars	11,042	BAR	185
09/16/26	U.S. Dollars	911,331	Indonesian Rupiahs	16,420,816,542	DEUT	156
08/03/26	Indian Rupees	11,718,630	U.S. Dollars	123,354	HSBC	153
08/03/26	Indian Rupees	11,714,411	U.S. Dollars	123,354	CITI	109
07/02/26	U.S. Dollars	107,176	Norwegian Kroner	1,060,000	BOA	89
07/21/26	U.S. Dollars	296,902	South African Rand	4,870,867	BNP	85
07/06/26	Indian Rupees	765,051	U.S. Dollars	8,000	BNP	79
07/06/26	U.S. Dollars	95,566	Indonesian Rupiahs	1,709,197,910	DEUT	56
09/30/26	Indian Rupees	39,997,565	U.S. Dollars	419,354	JPM	51
07/20/26	Turkish Lira	1,353,687	U.S. Dollars	28,487	BAR	45
07/06/26	U.S. Dollars	54,113	South Korean Won	83,757,895	JPM	31
09/30/26	Indian Rupees	14,013,039	U.S. Dollars	146,918	SC	19
09/16/26	Peruvian Nuevo Soles	15,340	U.S. Dollars	4,459	CITI	14
09/16/26	Thai Baht	32,466	U.S. Dollars	975	BNP	9
Subtotal Appreciation						$4,474,288
07/02/26	U.S. Dollars	9,308	Indonesian Rupiahs	166,507,275	HSBC	$(5)
07/13/26	U.S. Dollars	146,918	Indian Rupees	13,919,746	SC	(5)
07/02/26	U.S. Dollars	28,194	Indonesian Rupiahs	504,345,572	BNP	(13)
07/20/26	U.S. Dollars	29,135	Turkish Lira	1,382,906	BAR	(13)
08/04/26	Norwegian Kroner	2,205,784	U.S. Dollars	222,746	JPM	(17)
08/03/26	Indian Rupees	3,801,207	U.S. Dollars	40,086	CITI	(24)
08/03/26	Indian Rupees	3,801,502	U.S. Dollars	40,090	JPM	(25)
07/15/26	Euro	130,000	U.S. Dollars	148,678	TD	(44)
08/04/26	U.S. Dollars	10,288	Swedish Kronor	100,078	CITI	(54)
08/03/26	Indian Rupees	9,941,972	U.S. Dollars	104,851	BOA	(69)
09/16/26	Indian Rupees	3,522,093	U.S. Dollars	37,059	BOA	(81)
08/03/26	U.S. Dollars	450,000	Indonesian Rupiahs	8,084,871,495	BNP	(109)
07/21/26	U.S. Dollars	11,615	Turkish Lira	559,092	BAR	(159)
09/16/26	U.S. Dollars	100,272	Indian Rupees	9,565,966	JPM	(160)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
08/12/26	Israeli Shekels	558,000	U.S. Dollars	187,894	CITI	$(178)
08/12/26	U.S. Dollars	338,260	Israeli Shekels	1,006,063	BOA	(189)
07/02/26	U.S. Dollars	20,000	Brazilian Reals	104,322	BOA	(208)
08/12/26	U.S. Dollars	76,792	Israeli Shekels	229,000	BNP	(246)
07/23/26	Polish Zloty	143,624	U.S. Dollars	38,437	GSC	(259)
09/16/26	U.S. Dollars	103,978	Indonesian Rupiahs	1,879,641,499	JPM	(321)
07/29/26	South Korean Won	154,141,477	U.S. Dollars	100,000	BNP	(329)
08/04/26	U.S. Dollars	98,998	Danish Kroner	648,597	BNP	(343)
08/04/26	U.S. Dollars	90,351	Swedish Kronor	878,038	HSBC	(385)
07/15/26	South Korean Won	271,012,241	U.S. Dollars	175,538	GSC	(448)
07/15/26	Taiwan Dollars	2,040,582	U.S. Dollars	64,516	CITI	(500)
09/16/26	U.S. Dollars	110,000	Thai Baht	3,647,160	SC	(513)
08/04/26	U.S. Dollars	3,228,368	Singapore Dollars	4,166,629	DEUT	(518)
09/17/26	U.S. Dollars	79,530	Mexican Pesos	1,410,000	BOA	(566)
09/30/26	Indian Rupees	17,799,554	U.S. Dollars	187,219	DEUT	(577)
08/04/26	U.S. Dollars	447,673	Canadian Dollars	634,750	HSBC	(620)
07/15/26	South Korean Won	123,591,536	U.S. Dollars	80,471	JPM	(623)
09/16/26	Thai Baht	2,912,507	U.S. Dollars	88,877	BNP	(624)
09/17/26	U.S. Dollars	64,178	Mexican Pesos	1,141,000	JPM	(637)
07/01/26	Indian Rupees	27,638,119	U.S. Dollars	292,686	JPM	(709)
09/16/26	Indian Rupees	25,895,586	U.S. Dollars	272,591	BNP	(716)
09/16/26	U.S. Dollars	80,121	Indian Rupees	7,700,049	CITI	(721)
07/31/26	Indian Rupees	38,821,348	U.S. Dollars	410,000	BNP	(743)
07/29/26	U.S. Dollars	270,000	Indonesian Rupiahs	4,861,158,840	BNP	(757)
08/04/26	U.S. Dollars	342,851	Danish Kroner	2,243,426	HSBC	(761)
09/16/26	U.S. Dollars	1,213,000	Indonesian Rupiahs	21,876,455,000	GSC	(903)
07/30/26	U.S. Dollars	140,000	Thai Baht	4,669,298	BNP	(920)
09/30/26	Indian Rupees	57,360,939	U.S. Dollars	602,600	HSBC	(1,127)
09/16/26	U.S. Dollars	715,846	Indonesian Rupiahs	12,922,545,871	SC	(1,213)
07/29/26	Indian Rupees	89,481,065	U.S. Dollars	945,000	BNP	(1,541)
07/15/26	Taiwan Dollars	5,697,143	U.S. Dollars	180,535	BNP	(1,807)
08/04/26	U.S. Dollars	1,854,970	Singapore Dollars	2,396,138	UBS	(1,893)
09/16/26	U.S. Dollars	565,754	Thai Baht	18,735,835	CITI	(1,965)
09/16/26	U.S. Dollars	9,110,000	Norwegian Kroner	90,295,933	CITI	(2,043)
07/21/26	U.S. Dollars	968,379	South African Rand	15,929,164	BAR	(2,301)
07/15/26	South Korean Won	149,351,235	U.S. Dollars	98,796	CITI	(2,306)
07/27/26	South Korean Won	846,649,864	U.S. Dollars	549,719	BNP	(2,324)
07/02/26	Chinese Offshore Yuan	3,949,000	U.S. Dollars	583,997	BOA	(2,471)
09/16/26	U.S. Dollars	1,499,381	Indonesian Rupiahs	27,067,246,297	CITI	(2,553)
09/16/26	New Zealand Dollars	136,988	U.S. Dollars	80,612	MLIB	(2,602)
07/27/26	U.S. Dollars	1,173,820	Indonesian Rupiahs	21,117,807,428	BNP	(2,738)
08/04/26	U.S. Dollars	1,435,165	Chinese Offshore Yuan	9,741,245	DEUT	(2,779)
08/04/26	U.S. Dollars	4,169,643	Singapore Dollars	5,384,343	BOA	(2,899)
08/18/26	U.S. Dollars	2,091,127	Indian Rupees	198,942,455	BNP	(2,922)
07/02/26	Norwegian Kroner	426,166	U.S. Dollars	46,032	BOA	(2,978)
09/16/26	U.S. Dollars	391,526	Indonesian Rupiahs	7,110,906,667	BNP	(3,051)
07/02/26	U.S. Dollars	708,269	Swiss Francs	575,000	HSBC	(3,365)
07/02/26	U.S. Dollars	619,316	British Pounds	469,604	BNP	(3,590)
09/16/26	U.S. Dollars	330,786	Thai Baht	11,044,916	HSBC	(3,889)
09/16/26	U.S. Dollars	382,430	Thai Baht	12,754,087	JPM	(4,035)
09/16/26	Indonesian Rupiahs	6,430,983,117	U.S. Dollars	361,064	SC	(4,215)
07/06/26	South Korean Won	354,901,835	U.S. Dollars	234,000	BNP	(4,842)
09/16/26	Indonesian Rupiahs	8,301,388,154	U.S. Dollars	465,481	CITI	(4,845)
07/17/26	Mexican Pesos	16,915,656	U.S. Dollars	970,813	MLIB	(4,951)
12/16/26	Mexican Pesos	13,633,082	U.S. Dollars	773,897	JPM	(5,180)
07/07/26	U.S. Dollars	1,616,071	Israeli Shekels	4,824,982	JPM	(5,614)
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/02/27	U.S. Dollars	612,999	Brazilian Reals	3,400,000	BNP	$(6,541)
07/02/26	Norwegian Kroner	1,058,669	U.S. Dollars	113,940	DEUT	(6,988)
09/16/26	Indonesian Rupiahs	18,926,449,884	U.S. Dollars	1,058,301	GSC	(8,091)
07/23/26	Polish Zloty	2,215,669	U.S. Dollars	597,138	DEUT	(8,172)
08/04/26	Brazilian Reals	2,225,664	U.S. Dollars	436,996	BNP	(9,582)
04/02/27	U.S. Dollars	1,664,963	Brazilian Reals	9,200,000	JPM	(11,439)
09/16/26	Swiss Francs	8,096,841	U.S. Dollars	10,122,000	UBS	(12,717)
07/02/26	Japanese Yen	100,687,674	U.S. Dollars	633,005	BOA	(13,751)
07/02/26	Norwegian Kroner	2,515,924	U.S. Dollars	271,334	HSBC	(17,162)
08/04/26	U.S. Dollars	7,103,673	Swiss Francs	5,730,473	SC	(17,239)
07/23/26	Polish Zloty	2,221,203	U.S. Dollars	607,851	UBS	(17,414)
09/02/26	Brazilian Reals	4,870,283	U.S. Dollars	946,182	GSC	(17,497)
07/01/26	U.S. Dollars	1,270,000	Indian Rupees	121,978,682	BNP	(18,615)
07/23/26	Polish Zloty	4,818,707	U.S. Dollars	1,304,944	CITI	(24,043)
12/16/26	U.S. Dollars	1,524,532	Peruvian Nuevo Soles	5,329,003	CITI	(24,706)
10/02/26	U.S. Dollars	750,229	Brazilian Reals	4,100,000	BOA	(26,212)
09/16/26	Euro	3,476,404	U.S. Dollars	4,012,000	DEUT	(26,621)
08/18/26	Indian Rupees	196,505,875	U.S. Dollars	2,096,790	CITI	(28,388)
10/02/26	Brazilian Reals	39,928,601	U.S. Dollars	7,591,999	JPM	(30,488)
07/02/26	Brazilian Reals	13,600,000	U.S. Dollars	2,668,415	JPM	(33,931)
07/02/26	Japanese Yen	255,527,346	U.S. Dollars	1,608,164	SC	(36,607)
08/19/26	Euro	2,007,689	U.S. Dollars	2,336,205	SS	(37,297)
09/16/26	Indonesian Rupiahs	25,512,489,453	U.S. Dollars	1,458,789	BNP	(43,126)
08/04/26	Japanese Yen	1,365,673,864	U.S. Dollars	8,471,011	SC	(47,234)
07/02/26	Japanese Yen	340,337,512	U.S. Dollars	2,140,470	BNP	(47,309)
08/04/26	U.S. Dollars	16,016,211	Canadian Dollars	22,758,683	GSC	(57,151)
07/10/26	Polish Zloty	7,547,575	U.S. Dollars	2,071,025	JPM	(64,690)
09/16/26	Euro	6,027,487	U.S. Dollars	6,982,000	BNP	(72,037)
08/05/26	Japanese Yen	673,490,567	U.S. Dollars	4,229,848	BNP	(75,275)
09/16/26	Japanese Yen	800,726,057	U.S. Dollars	5,032,000	DEUT	(75,577)
08/04/26	U.S. Dollars	15,070,841	Euro	13,251,036	HSBC	(92,666)
09/16/26	Canadian Dollars	6,680,091	U.S. Dollars	4,821,607	SS	(94,743)
07/02/26	Japanese Yen	737,826,387	U.S. Dollars	4,641,460	HSBC	(103,643)
10/02/26	U.S. Dollars	2,658,436	Brazilian Reals	14,600,000	JPM	(106,450)
09/17/26	Mexican Pesos	157,702,021	U.S. Dollars	9,073,077	JPM	(114,781)
07/02/26	Brazilian Reals	29,237,318	U.S. Dollars	5,794,931	GSC	(131,309)
09/16/26	Swedish Kronor	37,505,225	U.S. Dollars	4,018,000	MSCS	(132,807)
07/02/26	U.S. Dollars	3,925,915	Brazilian Reals	21,063,866	BNP	(154,411)
08/04/26	Brazilian Reals	41,009,762	U.S. Dollars	8,034,453	GSC	(158,982)
07/02/26	U.S. Dollars	3,900,211	Brazilian Reals	21,100,000	JPM	(187,114)
09/16/26	Japanese Yen	1,668,754,304	U.S. Dollars	10,518,875	MSCS	(189,434)
07/02/26	Brazilian Reals	56,762,076	U.S. Dollars	11,204,820	BNP	(209,318)
10/02/26	U.S. Dollars	6,169,332	Brazilian Reals	33,800,000	BNP	(231,571)
09/16/26	Swedish Kronor	62,107,428	U.S. Dollars	6,672,519	JPM	(238,766)
09/16/26	Norwegian Kroner	83,637,673	U.S. Dollars	8,818,907	MSCS	(378,769)
07/02/26	U.S. Dollars	13,533,540	Brazilian Reals	72,533,762	GSC	(517,128)
Subtotal Depreciation						$(4,060,923)
Total Forward Foreign Currency Contracts outstanding at June 30, 2026						$413,365

See Notes to Financial Statements.

Swap Agreements outstanding at June 30, 2026:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.17%	1.00%	6/20/2028	EUR	2,000,000	$37,648	$(11,393)	$49,041
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.36%	1.00%	6/20/2028	USD	1,400,000	17,510	(4,067)	21,577
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.22%	1.00%	12/20/2028	EUR	2,000,000	43,522	(23,988)	67,510
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.41%	1.00%	12/20/2028	USD	300,000	4,251	(746)	4,997
Deutsche Bank AG, Floating Rate due 12/7/2020 (Receive Quarterly)	0.57%	1.00%	6/20/2030	EUR	500,000	9,453	4,222	5,231
Deutsche Bank AG, Floating Rate due 12/20/2030 (Receive Quarterly)	0.65%	1.00%	12/20/2030	EUR	1,700,000	29,535	19,318	10,217
Lloyds Banking Group PLC, 1.984% 12/15/2031 (Receive Quarterly)	0.87%	1.00%	12/20/2030	EUR	1,400,000	9,338	(2,678)	12,016
Subtotal Appreciation						$151,257	$(19,332)	$170,589
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.04%	1.00%	12/20/2026	USD	2,600,000	$12,488	$29,130	$(16,642)
General Motors Co., 4.88% due 10/2/23 (Receive Quarterly)	0.21%	5.00%	12/20/2026	USD	870,000	20,808	175,392	(154,584)
General Motors Co., 4.2% due 10/1/27 (Receive Quarterly)	0.42%	5.00%	6/20/2028	USD	995,000	88,122	119,736	(31,614)
Subtotal Depreciation						$121,418	$324,258	$(202,840)
Net Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection outstanding at June 30, 2026						$272,675	$304,926	$(32,251)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
iTraxx Europe & Crossover Series 45 (Pay Quarterly)	(1.00)%	6/20/2031	EUR	6,000,000	$(155,467)	$(124,035)	$(31,432)
					$(155,467)	$(124,035)	$(31,432)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.HY.43 Index (Pay Quarterly)	(5.00)%	12/20/2029	MSCS	USD	195,000	$(19,950)	$(12,285)	$(7,665)
						$(19,950)	$(12,285)	$(7,665)

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Sell Protection
Markit CMBX.NA.AAA.17 (Receive Monthly)	0.00%	0.50%	12/15/2056	MSCS	USD	2,150,000	$—	$(29,232)	$9,513
							$ —	$(29,232)	$9,513

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.43 Index (Receive Quarterly)	0.37%	1.00%	12/20/2029	USD	52,625,000	$1,082,560	$1,051,875	$30,685
Markit CDX.NA.IG.45 Index (Receive Quarterly)	0.47%	1.00%	12/20/2030	USD	180,035,836	3,961,058	3,953,124	7,934
iTraxx Europe & Crossover Series 45 (Receive Quarterly)	0.52%	1.00%	6/20/2031	EUR	7,100,000	183,970	121,143	62,827
Markit CDX.NA.IG.46 Index (Receive Quarterly)	0.51%	1.00%	6/20/2031	USD	29,170,000	649,204	586,105	63,099
Subtotal Appreciation						$5,876,792	$5,712,247	$164,545
Markit CDX.NA.IG.45 Index (Receive Quarterly)	0.47%	1.00%	12/20/2030	USD	4,130,000	$90,866	$92,590	$(1,724)
Markit CDX.NA.IG.46 Index (Receive Quarterly)	0.51%	1.00%	6/20/2031	USD	6,765,000	150,769	150,897	(128)
Subtotal Depreciation						$241,635	$243,487	$(1,852)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at June 30, 2026						$6,118,427	$5,955,734	$162,693

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day SOFR (Annually)	3.95% (Annually)	1/30/2027	USD	13,500,000	$15,615	$—	$15,615
6-Month EURIBOR (Semiannually)	1.00% (Annually)	5/18/2027	EUR	3,600,000	(67,611)	(163,593)	95,982
1-Day SOFR (Annually)	4.28% (Annually)	6/26/2027	USD	8,000,000	21,748	—	21,748
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/15/2027	JPY	19,528,980,000	192,941	83,924	109,017
12.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/3/2028	BRL	4,043,073	20,205	2,738	17,467
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/18/2028	JPY	18,040,000,000	594,272	412,795	181,477
3.42% (Annually)	1-Day SOFR (Annually)	4/22/2028	USD	36,540,000	209,231	135,953	73,278
1-Day SOFR (Annually)	4.02% (Annually)	6/30/2028	USD	4,740,000	825	(180)	1,005
3.93% (Annually)	1-Day SOFR (Annually)	6/30/2028	USD	33,740,000	46,352	(9,062)	55,414
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/10/2028	EUR	406,685,543	930,561	(535,193)	1,465,754
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.25% (Lunar)	9/14/2028	MXN	161,780,000	(1,221)	(41,072)	39,851
1-Day CLP-TNA (Semiannually)	4.75% (Semiannually)	9/16/2028	CLP	259,780,000	1,624	(20)	1,644

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SONIA (Annually)	3.50% (Annually)	9/16/2028	GBP	102,550,000	$(1,375,481)	$(1,547,334)	$171,853
3.00% (Annually)	1-Day SOFR (Annually)	9/16/2028	USD	153,920,000	2,919,830	2,804,948	114,882
3.25% (Annually)	1-Day SOFR (Annually)	9/16/2028	USD	13,560,000	192,767	173,958	18,809
3.50% (Quarterly)	3-Month KWCDC (Quarterly)	9/16/2028	KRW	10,803,190,000	44,482	(5,035)	49,517
3-Month STIBOR (Quarterly)	2.50% (Annually)	9/16/2028	SEK	672,790,000	237,583	163,005	74,578
6-Month BUBOR (Semiannually)	6.25% (Annually)	9/16/2028	HUF	42,620,000	3,106	(2,520)	5,626
6-Month NIBOR (Semiannually)	5.00% (Annually)	9/16/2028	NOK	344,070,000	117,116	49,992	67,124
6-Month PRIBOR (Semiannually)	4.00% (Annually)	9/16/2028	CZK	61,230,000	(6,225)	(11,892)	5,667
1-Day SOFR (Annually)	3.95% (Annually)	7/2/2029	USD	23,000,000	—	—	—
2.05% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	1,400,000	17,559	—	17,559
2.06% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	4,900,000	59,218	—	59,218
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	20,800,000	106,273	46,270	60,003
3.55% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	15,351	—	15,351
3.58% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	9,200,000	125,813	—	125,813
3.59% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	20,200,000	269,512	—	269,512
3.60% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	12,400,000	160,232	—	160,232
3.62% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,800,000	21,134	—	21,134
3.66% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,200,000	11,837	—	11,837
3.68% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	9,268	—	9,268
3.69% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	6,200,000	53,730	—	53,730
3.72% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,100,000	29,409	—	29,409
3.74% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,200,000	27,265	—	27,265
3.90% (Annually)	1-Day SOFR (Annually)	11/30/2030	USD	59,190,000	(16,987)	(29,330)	12,343
4.00% (Annually)	1-Day SOFR (Annually)	11/30/2030	USD	200,000	(776)	(886)	110
1-Day ESTR (Annually)	2.80% (Annually)	5/21/2031	EUR	146,990,000	817,600	181,791	635,809
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.75% (Lunar)	9/11/2031	MXN	31,480,000	(1,005)	(15,140)	14,135
1.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/16/2031	JPY	35,575,000,000	5,180,017	5,091,147	88,870
1-Day COP-IBR-OIS (Quarterly)	11.50% (Quarterly)	9/16/2031	COP	8,947,240,000	144,220	111,309	32,911
1-Day SONIA (Annually)	3.75% (Annually)	9/16/2031	GBP	30,680,000	(615,433)	(709,662)	94,229
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	9/16/2031	NZD	102,390,000	773,066	383,666	389,400
6-Month EURIBOR (Semiannually)	2.50% (Annually)	9/16/2031	EUR	36,700,000	(482,280)	(625,755)	143,475
6-Month PRIBOR (Semiannually)	4.00% (Annually)	9/16/2031	CZK	37,580,000	(10,246)	(12,640)	2,394
Thai Overnight Repurchase Rate (Quarterly)	1.50% (Quarterly)	9/16/2031	THB	64,670,000	(12,217)	(29,067)	16,850
3.75% (Annually)	1-Day SOFR (Annually)	5/15/2032	USD	40,800,000	316,338	(8,963)	325,301
2.00% (Annually)	1-Day SOFR (Annually)	12/21/2032	USD	10,100,000	1,192,941	1,040,439	152,502
2.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	1/11/2033	JPY	2,819,114,367	319,123	49,976	269,147
2.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	5/22/2033	JPY	2,565,530,000	(2,984)	(13,208)	10,224
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2034	CAD	1,700,000	(66)	(1,820)	1,754
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2034	USD	28,100,000	425,672	(609,717)	1,035,389
3.89% (Annually)	1-Day SOFR (Annually)	3/3/2035	USD	300,000	1,358	—	1,358
3.87% (Annually)	1-Day SOFR (Annually)	3/5/2035	USD	800,000	4,696	—	4,696
1-Day ESTR (Annually)	2.80% (Annually)	8/15/2035	EUR	16,450,000	211,547	57,987	153,560
3.56% (Annually)	1-Day SOFR (Annually)	3/3/2036	USD	8,750,000	312,543	—	312,543
3.78% (Annually)	1-Day SOFR (Annually)	3/3/2036	USD	1,300,000	22,018	—	22,018
6-Month EURIBOR (Semiannually)	3.30% (Annually)	4/21/2036	EUR	20,060,000	186,296	(18,037)	204,333
1-Day SOFR (Annually)	4.00% (Annually)	5/28/2036	USD	2,200,000	1,511	—	1,511
1-Day ESTR (Annually)	3.00% (Annually)	6/19/2036	EUR	58,470,000	155,441	(45,636)	201,077
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month ASX BBSW (Semiannually)	5.00% (Semiannually)	9/16/2036	AUD	14,680,000	$129,239	$34,717	$94,522
6-Month NIBOR (Semiannually)	4.50% (Annually)	9/16/2036	NOK	22,240,000	42,402	24,645	17,757
6-Month PRIBOR (Semiannually)	4.25% (Annually)	9/16/2036	CZK	27,750,000	2,058	(27,801)	29,859
6-Month WIBOR (Semiannually)	4.50% (Annually)	9/16/2036	PLN	7,060,000	31,961	(6,215)	38,176
Bank Of Canada Overnight Repo Rate (Semiannually)	3.00% (Semiannually)	9/16/2036	CAD	5,600,000	(52,856)	(86,095)	33,239
Swiss Average Overnight Rate (Annually)	0.75% (Annually)	9/16/2036	CHF	12,320,000	294,693	107,271	187,422
4.75% (Annually)	1-Day SONIA (Annually)	1/31/2039	GBP	17,460,000	(551,491)	(696,121)	144,630
1-Day SOFR (Annually)	4.63% (Annually)	4/14/2041	USD	61,180,000	200,143	(29,003)	229,146
4.07% (Annually)	1-Day SOFR (Annually)	2/15/2046	USD	300,000	5,289	—	5,289
4.08% (Annually)	1-Day SOFR (Annually)	2/15/2046	USD	600,000	9,755	—	9,755
4.00% (Annually)	1-Day SOFR (Annually)	11/15/2053	USD	110,000	3,374	—	3,374
3.50% (Annually)	1-Day SOFR (Annually)	6/20/2054	USD	9,700,000	1,091,567	(4,872)	1,096,439
4.06% (Annually)	1-Day SOFR (Annually)	2/15/2056	USD	400,000	6,894	—	6,894
3.00% (Annually)	6-Month EURIBOR (Semiannually)	9/16/2056	EUR	5,980,000	109,375	(33,513)	142,888
Subtotal Appreciation					$15,249,117	$5,637,149	$9,611,968
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.50% (Upon termination)	1/4/2027	BRL	100,993,978	$(1,140,594)	$—	$(1,140,594)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.57% (Upon termination)	1/4/2027	BRL	2,651,795	(28,956)	—	(28,956)
1-Day SOFR (Annually)	2.87% (Annually)	7/22/2027	USD	1,700,000	(37,358)	—	(37,358)
3.50% (Quarterly)	3-Month KLIBOR (Quarterly)	9/17/2027	MYR	72,270,000	(8,431)	894	(9,325)
1-Day SOFR (Annually)	3.55% (Annually)	4/25/2028	USD	10,000,000	(81,729)	—	(81,729)
1-Day SOFR (Annually)	3.58% (Annually)	6/3/2028	USD	13,000,000	(100,803)	—	(100,803)
1-Day SOFR (Annually)	3.70% (Annually)	6/9/2028	USD	800,000	(4,414)	—	(4,414)
2.50% (Annually)	1-Day ESTR (Annually)	6/14/2028	EUR	4,960,000	(6,600)	14,144	(20,744)
1-Day ESTR (Annually)	2.00% (Annually)	9/10/2028	EUR	406,685,543	(1,861,732)	(646,156)	(1,215,576)
1.25% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/16/2028	THB	118,420,000	4,065	4,188	(123)
2.00% (Annually)	1-Day ESTR (Annually)	9/16/2028	EUR	1,210,000	11,668	13,093	(1,425)
2.25% (Annually)	6-Month EURIBOR (Semiannually)	9/16/2028	EUR	19,570,000	205,777	263,516	(57,739)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/16/2028	EUR	12,780,000	64,138	77,534	(13,396)
2.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	9/16/2028	CAD	110,320,000	323,947	458,917	(134,970)
3.75% (Annually)	6-Month WIBOR (Semiannually)	9/16/2028	PLN	30,270,000	17,099	99,148	(82,049)
3.75% (Annually)	1-Day SONIA (Annually)	9/16/2028	GBP	8,630,000	62,031	73,372	(11,341)
3-Month JIBAR (Quarterly)	6.75% (Quarterly)	9/16/2028	ZAR	89,350,000	(59,701)	(29,017)	(30,684)
4.75% (Quarterly)	3-Month ASX BBSW (Quarterly)	9/16/2028	AUD	63,430,000	(289,966)	(273,699)	(16,267)
5.00% (Quarterly)	3-Month ASX BBSW (Quarterly)	9/16/2028	AUD	24,860,000	(195,177)	(175,471)	(19,706)
6.00% (Semiannually)	1-Day MIBOR (Semiannually)	9/16/2028	INR	695,770,000	(6,472)	33,722	(40,194)
Bank Of Canada Overnight Repo Rate (Semiannually)	2.75% (Semiannually)	9/16/2028	CAD	320,000	151	161	(10)
1-Day SOFR (Annually)	3.60% (Annually)	12/18/2028	USD	23,000,000	(207,239)	(85,219)	(122,020)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.25% (Upon termination)	1/2/2029	BRL	14,379,308	(110,573)	907	(111,480)
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/16/2029	JPY	4,315,000,000	345,136	370,903	(25,767)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.77% (Annually)	1/26/2030	JPY	1,018,410,000	(30,369)	(30,107)	(262)
3.98% (Annually)	1-Day SOFR (Annually)	11/30/2030	USD	5,870,000	(18,875)	(1,299)	(17,576)

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.75% (Upon termination)	1/2/2031	BRL	4,649,831	$(56,770)	$(9,675)	$(47,095)
1-Day SONIA (Annually)	3.50% (Annually)	3/18/2031	GBP	16,950,000	(551,248)	(74,262)	(476,986)
2.50% (Annually)	1-Day ESTR (Annually)	4/16/2031	EUR	13,630,000	(22,543)	114,223	(136,766)
1-Day SOFR (Annually)	3.69% (Annually)	4/30/2031	USD	13,170,000	(121,546)	(53,838)	(67,708)
3.00% (Annually)	6-Month EURIBOR (Semiannually)	5/21/2031	EUR	146,990,000	(686,901)	(72,912)	(613,989)
3.94% (Annually)	1-Day SOFR (Annually)	6/23/2031	USD	3,505,000	(6,771)	(2,977)	(3,794)
3-Month JIBAR (Quarterly)	7.00% (Quarterly)	9/16/2031	ZAR	43,060,000	(44,853)	(37,085)	(7,768)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	9/16/2031	EUR	1,900,000	(24,968)	1,750	(26,718)
1-Day SOFR (Annually)	3.58% (Annually)	4/22/2032	USD	53,280,000	(701,052)	(650,066)	(50,986)
3.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2032	CAD	11,000,000	(263,279)	45,028	(308,307)
3.98% (Annually)	1-Day SOFR (Annually)	4/30/2033	USD	42,220,000	(137,379)	(9,178)	(128,201)
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2033	CAD	1,500,000	(4,134)	5,424	(9,558)
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2034	CAD	4,200,000	(163)	4,863	(5,026)
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	6/18/2035	AUD	21,300,000	(318,889)	358,086	(676,975)
1-Day SOFR (Annually)	3.92% (Annually)	4/30/2036	USD	3,845,000	(25,761)	—	(25,761)
1-Day SOFR (Annually)	3.96% (Annually)	5/22/2036	USD	1,500,000	(4,026)	—	(4,026)
3.20% (Annually)	6-Month EURIBOR (Semiannually)	6/19/2036	EUR	58,470,000	(225,863)	(21,268)	(204,595)
8.00% (Lunar)	Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	9/4/2036	MXN	31,010,000	21,680	47,603	(25,923)
2.00% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/16/2036	THB	51,960,000	2,165	4,455	(2,290)
2.75% (Annually)	6-Month EURIBOR (Semiannually)	9/16/2036	EUR	41,890,000	751,189	1,141,592	(390,403)
3.00% (Annually)	3-Month STIBOR (Quarterly)	9/16/2036	SEK	80,390,000	(160,231)	(26,900)	(133,331)
3.75% (Annually)	1-Day SOFR (Annually)	9/16/2036	USD	21,020,000	449,184	525,043	(75,859)
4.00% (Annually)	1-Day SONIA (Annually)	9/16/2036	GBP	3,000,000	116,934	151,649	(34,715)
4.25% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	9/16/2036	NZD	4,200,000	(40,874)	6,312	(47,186)
6-Month EURIBOR (Semiannually)	2.75% (Annually)	9/16/2036	EUR	30,730,000	(551,063)	(440,678)	(110,385)
7.75% (Quarterly)	3-Month JIBAR (Quarterly)	9/16/2036	ZAR	36,680,000	10,201	44,175	(33,974)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.75% (Annually)	9/16/2036	JPY	4,251,000,000	(1,927,443)	(1,765,177)	(162,266)
3.89% (Annually)	1-Day SOFR (Annually)	4/22/2037	USD	29,770,000	317,953	464,543	(146,590)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	4,991,436,457	(1,987,086)	(1,677,380)	(309,706)
3.60% (Annually)	6-Month EURIBOR (Semiannually)	4/21/2046	EUR	14,140,000	(171,389)	(57,025)	(114,364)
Bank of Japan Unsecured Overnight Call Rate (Annually)	4.50% (Annually)	5/21/2046	JPY	3,237,000,000	77,425	125,408	(47,983)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.50% (Annually)	9/16/2046	JPY	823,000,000	(562,409)	(463,410)	(98,999)
3.10% (Annually)	1-Day ESTR (Annually)	8/15/2054	EUR	7,072,810	(186,196)	(87,606)	(98,590)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.00% (Annually)	6/18/2055	JPY	280,000,000	(451,661)	—	(451,661)
4.05% (Annually)	1-Day SOFR (Annually)	4/13/2056	USD	57,070,000	(75,012)	71,118	(146,130)
Subtotal Depreciation					$(10,717,756)	$(2,168,634)	$(8,549,122)
Net Centrally Cleared Interest Rate Swaps outstanding at June 30, 2026					$4,531,361	$3,468,515	$1,062,846
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$24,722,621	$—	$24,722,621	$—
Asset-Backed Securities	492,447,269	—	487,194,218	5,253,051
Corporate Bonds	963,098,158	6,275,000	948,321,671	8,501,487
Foreign Bonds
Brazil	34,063,862	—	32,025,234	2,038,628
United Kingdom	42,478,517	—	41,672,354	806,163
Other^^	293,428,469	—	293,428,469	—
Total Foreign Bonds	369,970,848	—	367,126,057	2,844,791
Loan Agreements	75,470,150	—	71,568,102	3,902,048
Money Market Funds	125,838,064	125,838,064	—	—
Mortgage-Backed Securities	1,411,464,558	—	1,403,160,414	8,304,144
Municipal Bonds	11,619,838	—	11,619,838	—
Preferred Stocks
Utilities	286,908	33,096	253,812	—
Other^^	2,239,080	2,239,080	—	—
Total Preferred Stocks	2,525,988	2,272,176	253,812	—
Purchased Options:
Call Options	36,075	36,075	—	—
Call Swaptions	196,490	—	196,490	—
Put Options	1	—	1	—
Put Swaptions	1,195,495	—	1,195,495	—
Total Purchased Options	1,428,061	36,075	1,391,986	—
Repurchase Agreements	362,600,000	—	362,600,000	—
U.S. Treasury Obligations	801,504,873	—	801,504,873	—
Total Assets - Investments in Securities	$4,642,690,428	$134,421,315	$4,479,463,592	$28,805,521
Other Financial Instruments***
Forward Foreign Currency Contracts	$4,474,288	$—	$4,474,288	$—
Futures Contracts	6,417,374	6,417,374	—	—
Swap Agreements	9,956,615	—	9,956,615	—
Total Assets - Other Financial Instruments	$20,848,277	$6,417,374	$14,430,903	$ —

See Notes to Financial Statements.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
TBA Sale Commitments	$(31,093,555)	$—	$(31,093,555)	$—
Written Options:
Call Options	(41,921)	(41,747)	(174)	—
Call Swaptions	(4,816)	—	(4,816)	—
Put Options	(15,242)	(14,997)	(245)	—
Put Swaptions	(513,697)	—	(513,697)	—
Total Written Options	(575,676)	(56,744)	(518,932)	—
Total Liabilities - Investments in Securities	$(31,669,231)	$(56,744)	$(31,612,487)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(4,060,923)	$—	$(4,060,923)	$—
Futures Contracts	(2,583,696)	(2,583,696)	—	—
Swap Agreements	(8,792,911)	—	(8,792,911)	—
Total Liabilities - Other Financial Instruments	$(15,437,530)	$(2,583,696)	$(12,853,834)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the period ended June 30, 2026.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2026.
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.0%
Tennessee Valley Authority
5.25%, 02/01/55 (Cost $123,183)	$125,000	$123,017
ASSET-BACKED SECURITIES — 3.5%
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	46,841	44,545
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	219,060	220,721
Acrec LLC, Series 2025-FL3, Class A
(Floating, CME Term SOFR 1M + 1.31%), 4.95%, 08/18/42 144A †	1,500,000	1,500,036
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	211,160	212,734
Allegany Park CLO, Ltd., Series 2019-1A, Class BRR
(Floating, CME Term SOFR 3M + 1.50%), 5.18%, 01/20/35 144A †	1,250,000	1,250,123
American Credit Acceptance Receivables Trust, Series 2025-4, Class C
4.83%, 01/13/31 144A	100,000	100,008
Applebee's Funding LLC, Series 2023-1A, Class A2
7.82%, 03/05/53 144A	100,000	100,788
Applebee's Funding LLC, Series 2025-1A, Class A2
6.72%, 06/07/55 144A	310,000	309,662
Aqua Finance Issuer Trust, Series 2026-A, Class D
6.28%, 04/17/51 144A	250,000	252,730
AREIT, Ltd., Series 2025-CRE10, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.02%, 12/17/29 144A †	600,000	600,857
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D
7.84%, 08/15/29	125,000	128,688
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D
6.30%, 02/15/30	115,000	116,866
Business Jet Securities LLC, Series 2026-1A, Class A
5.46%, 06/15/41 144A	585,000	588,472
Business Jet Securities LLC, Series 2026-1A, Class B
6.10%, 06/15/41 144A	168,000	169,184
CarMax Select Receivables Trust, Series 2025-B, Class D
5.33%, 07/15/31	200,000	199,580
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	5,284	5,183
	Par	Value
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	$25,000	$24,518
Cathedral Lake VI, Ltd., Series 2021-6A, Class BR
(Floating, CME Term SOFR 3M + 1.85%), 5.52%, 04/25/34 144A †	834,376	836,057
CLIF Holdings LLC, Series 2025-1H, Class A
6.72%, 12/20/50 144A	219,020	216,781
Cloud Capital Holdco LP, Series 2024-2A, Class A2
5.92%, 11/22/49 144A	55,000	54,755
College Ave Student Loans LLC, Series 2024-B, Class A1A
5.69%, 08/25/54 144A	71,036	71,911
College Ave Student Loans LLC, Series 2024-B, Class B
6.08%, 08/25/54 144A	100,000	100,887
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1
5.32%, 05/25/50 144A	85,000	84,849
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2
5.66%, 02/25/50 144A	90,000	90,163
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3
5.85%, 02/25/50 144A	35,000	35,093
Credibly Asset Securitization II LLC, Series 2026-1A, Class A
5.40%, 04/15/29 144A	100,000	98,729
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2
4.50%, 05/20/49 144A	265,000	256,889
CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2
4.65%, 05/20/49 144A	35,000	33,448
DataBank Issuer II LLC, Series 2025-1A, Class A2
5.18%, 09/27/55 144A	85,000	83,443
Driven Brands Funding LLC
5.30%, 10/20/55 144A	24,875	24,192
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	150,000	153,016
Enterprise Fleet Financing LLC, Series 2025-4, Class A2
4.05%, 08/20/28 144A	336,000	335,233
Exeter Automobile Receivables Trust, Series 2023-2A, Class D
6.32%, 08/15/29	40,000	40,441
Exeter Automobile Receivables Trust, Series 2023-3A, Class D
6.68%, 04/16/29	20,000	20,245
Exeter Automobile Receivables Trust, Series 2023-5A, Class D
7.13%, 02/15/30	100,000	102,522

See Notes to Financial Statements.

	Par	Value
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 05/15/31	$110,000	$110,925
Exeter Automobile Receivables Trust, Series 2026-3A, Class D
5.44%, 10/15/32	100,000	100,223
FHF Issuer Trust, Series 2025-1A, Class A2
4.92%, 02/15/31 144A	79,164	79,181
FHF Issuer Trust, Series 2025-2A, Class A2
5.75%, 05/15/30 144A	164,049	164,594
First Investors Auto Owner Trust, Series 2025-1A, Class D
5.22%, 12/15/33 144A	100,000	98,997
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	11,697	11,648
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	30,001	29,709
Foundation Finance Trust, Series 2025-1A, Class B
5.26%, 04/15/50 144A	84,723	84,922
Foundation Finance Trust, Series 2025-1A, Class D
6.09%, 04/15/50 144A	84,723	84,819
GGAM Master Trust International, Ltd., Series 2025-1A, Class A
5.92%, 09/30/60 144A	224,086	223,096
GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1
(Step to 6.28% on 11/25/26), 6.28%, 02/25/55 144A STEP	46,747	46,802
GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1
(Step to 5.43% on 3/25/27), 5.42%, 12/25/55 144A STEP	106,370	106,010
Global SC Finance X, Ltd., Series 2025-1H, Class A
6.17%, 09/20/45 144A	161,772	161,811
GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D
6.31%, 03/15/29 144A	30,000	30,315
GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D
6.19%, 02/15/30 144A	30,000	30,512
GLS Auto Receivables Issuer Trust, Series 2025-4A, Class D
5.13%, 08/15/31 144A	100,000	99,340
GLS Auto Select Receivables Trust, Series 2024-2A, Class C
5.93%, 06/17/30 144A	10,000	10,182
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	20,286	20,345
Goto Foods Funding LLC, Series 2026-1A, Class A2
6.85%, 04/30/56 144A	80,000	80,000
	Par	Value
Hertz Vehicle Financing III LLC, Series 2025-3A, Class C
6.13%, 12/26/29 144A	$105,000	$105,156
Hilton Grand Vacations Trust, Series 2026-1A, Class C
5.36%, 02/25/43 144A	89,142	88,959
Invesco CLO, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 1.68%), 5.36%, 07/20/35 144A †	1,194,411	1,197,513
Iskandar Enterprise LLC, Series 2026-1A, Class A22
5.34%, 04/17/56 144A	150,000	149,491
Jack in the Box Funding LLC, Series 2019-1A, Class A23
4.97%, 08/25/49 144A	47,375	44,184
Jack in the Box Funding LLC, Series 2026-1A, Class A2
7.62%, 05/25/56 144A	220,000	221,339
Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A
5.49%, 09/10/31 144A	100,000	100,258
Kapitus Asset Securitization VI LLC, Series 2026-1A, Class A
5.36%, 05/10/33 144A	100,000	99,748
Kinetic ABS Issuer LLC, Series 2026-1A, Class A2
5.22%, 02/25/56 144A	25,000	24,892
Kinetic ABS Issuer LLC, Series 2026-2A, Class A2
5.83%, 06/25/58 144A	100,000	101,245
Kinetic ABS Issuer LLC, Series 2026-2A, Class B
6.22%, 06/25/58 144A	35,000	35,290
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2
5.60%, 03/25/56 144A	240,000	240,228
Marlette Funding Trust, Series 2023-4A, Class B
8.15%, 12/15/33 144A	100,000	102,429
MAST, Ltd., Series 2026-1A, Class A
5.13%, 02/15/51 144A	244,048	239,494
Merchants Fleet Funding LLC, Series 2023-1A, Class A
7.21%, 05/20/36 144A	16,895	16,936
Mercury Financial Credit Card Master Trust, Series 2025-1A, Class B
6.16%, 12/22/31 144A	100,000	99,845
MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class B
5.59%, 08/20/55 144A	115,000	114,685
MetroNet Infrastructure Issuer LLC, Series 2026-1A, Class A2
5.27%, 04/20/56 144A	136,000	136,581
MF1 LLC, Series 2025-FL20, Class A
(Floating, CME Term SOFR 1M + 1.45%), 5.09%, 02/18/43 144A †	600,000	601,180
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
MF1 LLC, Series 2025-FL20, Class AS
(Floating, CME Term SOFR 1M + 1.70%), 5.34%, 08/18/37 144A †	$1,800,000	$1,803,593
MF1 LLC, Series 2025-FL20, Class B
(Floating, CME Term SOFR 1M + 1.95%), 5.59%, 08/18/37 144A †	705,321	705,407
MF1, Series 2024-FL16, Class C
(Floating, CME Term SOFR 1M + 2.54%, 2.54% Floor), 6.18%, 11/18/39 144A †	825,000	825,204
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	100,000	100,210
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.80%, 05/15/30 144A	100,000	100,289
Mtp Abs Funding LLC
5.20%, 04/25/56 144A	135,000	134,852
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	24,989	23,808
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	71,427
Neuberger Berman Loan Advisers CLO 40, Ltd., Series 2021-40A, Class BR
(Floating, CME Term SOFR 3M + 1.65%), 5.33%, 10/16/37 144A †	1,250,000	1,253,537
OneMain Financial Issuance Trust, Series 2019-2A, Class D
4.05%, 10/14/36 144A	205,000	196,797
OneMain Financial Issuance Trust, Series 2020-2A, Class D
3.45%, 09/14/35 144A	100,000	96,696
Oryx Funding LLC, Series 2026-1A, Class A2
6.30%, 06/05/56 144A	250,000	251,137
OWN Equipment Fund I LLC, Series 2024-2M, Class A
5.70%, 12/20/32 144A	106,409	106,720
OWN Equipment Fund II LLC, Series 2025-1M, Class A
5.48%, 09/26/33 144A	85,864	85,295
OWN Equipment Fund III LLC, Series 2025-2M, Class A
5.42%, 03/27/34 144A	148,854	147,636
PFP, Ltd., Series 2025-12, Class A
(Floating, CME Term SOFR 1M + 1.49%), 5.13%, 12/18/42 144A †	600,000	601,547
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I
5.77%, 06/05/54 144A	49,125	49,436
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I
5.27%, 12/06/55 144A	69,825	69,344
	Par	Value
Prestige Auto Receivables Trust, Series 2022-1A, Class D
8.08%, 08/15/28 144A	$62,360	$62,778
PRET LLC, Series 2025-NPL6, Class A1
(Step to 8.74% on 7/25/28), 5.74%, 06/25/55 144A STEP	86,201	86,340
PRET LLC, Series 2025-NPL8, Class A1
(Step to 8.73% on 8/25/28), 5.73%, 07/25/55 144A STEP	150,495	150,732
PRET LLC, Series 2026-NPL2, Class A1
(Step to 8.07% on 2/25/29), 5.07%, 02/25/56 144A STEP	97,518	96,829
PRET LLC, Series 2026-NPL4, Class A1
(Step to 8.51% on 4/25/29), 5.51%, 04/25/56 144A STEP	103,242	103,043
PRET LLC, Series 2026-NPL6, Class A1
(Step to 8.69% on 6/25/29), 5.69%, 05/25/56 144A STEP	98,940	99,157
QTS Issuer ABS II LLC, Series 2025-1A, Class B
5.78%, 10/05/55 144A	75,000	71,985
QTS Issuer ABS II LLC, Series 2026-6A, Class A21
5.34%, 07/05/56 144A	40,000	40,000
QTS Issuer ABS II LLC, Series 2026-6A, Class B
7.14%, 07/05/56 144A	165,000	165,512
RCO IX Mortgage LLC, Series 2025-4, Class A1
(Step to 8.31% on 11/25/28), 5.31%, 10/25/30 144A STEP	168,664	168,786
RCO IX Mortgage LLC, Series 2026-2, Class A1
(Step to 8.77% on 6/25/29), 5.76%, 05/25/31 144A STEP	164,646	164,287
RCO VIII Mortgage LLC, Series 2025-3, Class A1
(Step to 9.44% on 6/25/28), 6.43%, 05/25/30 144A STEP	38,387	38,449
RCO X Mortgage LLC, Series 2026-1, Class A1
(Step to 8.54% on 4/25/29), 5.54%, 03/25/31 144A STEP	150,453	150,018
Red Oak Funding Master Trust, Series 2025-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 2.00%), 5.61%, 12/20/30 144A †	100,000	100,648
Republic Finance Issuance Trust, Series 2026-A, Class D
6.16%, 06/20/39 144A	100,000	99,902
Santander Drive Auto Receivables Trust, Series 2024-3, Class D
5.97%, 10/15/31	105,000	106,685

See Notes to Financial Statements.

	Par	Value
Scooter's Coffee, Series 2026-1A, Class A2
6.75%, 05/20/56 144A	$100,000	$100,844
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	99,750	101,133
SEB Funding LLC, Series 2026-1A, Class A2
6.67%, 01/30/56 144A	230,000	228,507
SF ABS Issuer LLC, Series 2025-1A, Class A2
5.38%, 11/25/55 144A	255,000	251,100
Shentel Issuer LLC, Series 2025-1A, Class A2
5.64%, 12/20/55 144A	130,000	130,843
Sierra Timeshare Receivables Funding LLC, Series 2026-1A, Class C
5.19%, 12/22/42 144A	234,994	232,932
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, CME Term SOFR 1M + 0.84%), 4.47%, 01/15/53 144A †	41,098	40,789
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	88,183
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	226,550	227,605
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	57,333	53,977
Thrust Engine Leasing DAC, Series 2021-1A, Class A
4.16%, 07/15/40 144A	204,855	202,328
TMCL VII Holdings, Ltd., Series 2025-1H, Class A
6.43%, 07/23/50 144A	140,592	139,858
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1
(Floating, U.S. SOFR + 1.40%, 1.40% Floor), 5.05%, 11/15/27 144A †	200,000	200,897
TRTX Issuer, Ltd., Series 2025-FL7, Class AS
(Floating, CME Term SOFR 1M + 1.70%), 5.34%, 06/18/43 144A †	464,263	464,864
TSC SPV Funding LLC, Series 2026-1A, Class A2
5.95%, 05/20/56 144A	100,000	100,148
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36Δ	127,488	132,717
VCAT LLC, Series 2025-NPL3, Class A1
5.89%, 02/25/55 144A STEP	109,236	109,373
VCAT LLC, Series 2026-NPL1, Class A1
(Step to 8.10% on 2/25/29), 5.10%, 01/25/56 144A STEP	87,430	86,832
	Par	Value
Westlake Automobile Receivables Trust, Series 2023-4A, Class D
7.19%, 07/16/29 144A	$100,000	$102,258
Zayo Issuer LLC, Series 2025-3A, Class A2
5.57%, 10/20/55 144A	180,000	178,795
Zayo Issuer LLC, Series 2026-1A, Class A2
5.55%, 04/20/56 144A	105,000	105,309
Total Asset-Backed Securities (Cost $25,391,743)		25,363,611
CORPORATE BONDS — 25.3%
Acrisure LLC
7.50%, 11/06/30 144A	20,000	18,983
Acushnet Co.
5.63%, 12/01/33 144A Δ	10,000	9,972
Advanced Energy Industries, Inc.
0.00%, 05/15/31 144A CONV »	7,000	7,667
AEP Texas, Inc.
5.20%, 04/15/36Δ	226,000	223,013
AEP Transmission Co. LLC
5.38%, 06/15/35	446,000	453,541
Albertsons Cos., Inc.
6.25%, 03/15/33 144A	10,000	9,918
5.75%, 03/31/34 144A	20,000	19,072
Allegiant Travel Co.
7.13%, 07/01/31 144A Δ	400,000	405,386
Alliant Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 5.75%, 04/01/56^	115,000	113,763
Alliant Holdings Intermediate LLC
6.75%, 04/15/28 144A	29,000	29,247
7.00%, 01/15/31 144A	28,000	28,470
6.50%, 10/01/31 144A	86,000	85,872
7.38%, 10/01/32 144A Δ	500,000	496,904
Allied Universal Holdco LLC
7.88%, 02/15/31 144A	400,000	418,368
Allison Transmission, Inc.
3.75%, 01/30/31 144A	75,000	70,183
5.88%, 12/01/33 144A Δ	1,110,000	1,107,099
Alphabet, Inc.
3.45%, 05/11/32(E)	100,000	115,386
4.80%, 02/15/36	223,000	219,303
4.38%, 11/06/64(E)	100,000	107,716
5.70%, 11/15/75Δ	35,000	33,623
Amazon.com, Inc.
3.35%, 03/16/32(E)	100,000	114,480
3.70%, 03/16/35(E)	270,000	310,764
4.88%, 03/13/36	147,000	144,763
4.05%, 03/16/39(E)	480,000	554,079
5.80%, 03/13/56	452,000	449,432
Amentum Holdings, Inc.
7.25%, 08/01/32 144A	10,000	10,306
American Airlines, Inc.
5.75%, 04/20/29 144A	10,000	10,025
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
American Axle & Manufacturing, Inc.
7.75%, 10/15/33 144A Δ	$500,000	$494,271
American Electric Power Co., Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54^	145,000	151,278
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.94%), 6.05%, 03/15/56^	70,000	69,628
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	17,704
American International Group, Inc.
4.85%, 05/07/30Δ	230,000	231,332
American Tower Corporation REIT
4.00%, 09/01/33(E)	170,000	197,964
American Transmission Systems, Inc.
2.65%, 01/15/32 144A	255,000	228,414
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/33 144A	450,000	470,548
Amkor Technology, Inc.
0.00%, 07/15/31 144A CONV Δ »	17,000	20,316
Amrize Finance U.S. LLC
5.40%, 04/07/35	70,000	71,063
Amsted Industries, Inc.
6.38%, 03/15/33 144A	850,000	860,065
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 07/15/33 144A	400,000	384,839
Antares Holdings LP
3.75%, 07/15/27 144A	505,000	495,993
Antero Midstream Partners LP
6.63%, 02/01/32 144A	20,000	20,438
5.75%, 07/01/34 144A	900,000	889,290
APA Corporation
6.10%, 02/15/35	81,000	83,602
6.75%, 02/15/55Δ	146,000	152,476
AppLovin Corporation
5.13%, 12/01/29	100,000	100,848
5.38%, 12/01/31	45,000	45,642
5.50%, 12/01/34Δ	290,000	292,722
Ares Capital Corporation
5.25%, 04/12/31	581,000	564,705
3.20%, 11/15/31Δ	375,000	329,166
Aretec Group, Inc.
7.50%, 04/01/29 144A	500,000	498,433
Arrowhead Pharmaceuticals, Inc.
0.00%, 01/15/32 CONV »	7,000	8,382
Arthur J Gallagher & Co.
5.00%, 02/15/32	20,000	20,058
6.50%, 02/15/34	364,000	393,040
5.45%, 07/15/34	30,000	30,475
5.15%, 02/15/35	92,000	91,379
5.75%, 03/02/53	246,000	239,781
Ashtead Capital, Inc.
5.95%, 10/15/33 144A	200,000	206,411
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32 144A	535,000	539,479
	Par	Value
AT&T, Inc.
5.38%, 08/15/35Δ	$250,000	$251,243
5.13%, 04/30/36	41,000	40,197
5.25%, 10/30/36	300,000	294,716
3.65%, 06/01/51Δ	130,000	88,456
3.50%, 09/15/53	125,000	81,207
6.20%, 10/30/56Δ	70,000	69,244
6.30%, 10/30/66	90,000	89,265
Athene Global Funding
3.72%, 08/22/32(E)	100,000	112,538
ATI, Inc.
5.88%, 06/15/33	800,000	811,590
Atlassian Corporation
5.50%, 05/15/34Δ	285,000	280,908
Avantor Funding, Inc.
4.63%, 07/15/28 144A	55,000	54,452
Aviation Capital Group LLC
6.25%, 04/15/28 144A	55,000	56,287
6.75%, 10/25/28 144A	100,000	103,929
4.25%, 04/30/29 144A	9,000	8,855
6.38%, 07/15/30 144A	105,000	110,181
4.80%, 10/24/30 144A	200,000	198,131
4.88%, 01/28/33 144A	12,000	11,681
Axon Enterprise, Inc.
6.13%, 03/15/30 144A	30,000	30,674
6.25%, 03/15/33 144A	1,020,000	1,046,110
Baker Hughes Holdings LLC
5.00%, 06/15/36	156,000	152,643
5.85%, 06/15/56	160,000	158,170
Ball Corporation
5.50%, 09/15/33Δ	1,366,000	1,375,253
Bank of America Corporation
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	110,000	109,269
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	220,000	222,085
(Variable, U.S. SOFR + 1.32%), 2.69%, 04/22/32^	365,000	330,696
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	60,000	54,172
(Variable, U.S. SOFR + 1.31%), 5.51%, 01/24/36^	35,000	35,755
(Variable, U.S. SOFR + 1.64%), 5.46%, 05/09/36^	544,000	555,346
(Variable, U.S. SOFR + 1.57%), 5.49%, 04/23/37^	385,000	383,621
Baxter International, Inc.
4.90%, 12/15/30	166,000	164,806
5.65%, 12/15/35Δ	195,000	193,512
Beach Acquisition Bidco LLC
5.25%, 07/15/32(E)	100,000	116,523
Beach Acquisition Bidco LLC PIK
Cash coupon 10.00% or PIK 10.75%, 07/15/33 144A 1	621,619	706,150
Beacon Point DC LLC
6.13%, 11/30/42 144A	536,000	540,819
Becton, Dickinson and Co.
4.87%, 02/08/29	410,000	412,524

See Notes to Financial Statements.

	Par	Value
Beignet Investor LLC
6.58%, 05/30/49 144A	$984,000	$1,004,318
Berkshire Hathaway Energy Co.
5.15%, 11/15/43Δ	66,000	62,185
4.60%, 05/01/53Δ	205,000	171,324
BGC Group, Inc.
6.15%, 04/02/30	110,000	112,293
Blackstone Secured Lending Fund
5.35%, 04/13/28	280,000	279,200
5.90%, 05/21/31	250,000	246,383
Block, Inc.
3.50%, 06/01/31Δ	285,000	262,494
Bloom Energy Corporation
0.00%, 11/15/30 144A CONV »	6,000	10,994
Blue Owl Credit Income Corporation
6.55%, 10/15/31 144A	577,000	574,594
Blue Owl Finance LLC
6.25%, 04/18/34	153,000	149,851
Boeing Co. (The)
6.39%, 05/01/31	155,000	164,735
6.53%, 05/01/34	585,000	636,640
5.71%, 05/01/40	120,000	122,084
5.81%, 05/01/50	887,000	876,885
6.86%, 05/01/54	440,000	494,873
5.93%, 05/01/60	10,000	9,844
7.01%, 05/01/64	50,000	56,913
Booking Holdings, Inc.
3.00%, 11/07/30(E)	460,000	518,997
4.00%, 05/11/34(E) Δ	290,000	335,569
4.00%, 03/01/44(E)	100,000	106,127
3.88%, 03/21/45(E)	100,000	102,874
Booz Allen Hamilton, Inc.
5.95%, 04/15/35Δ	176,000	175,379
Boston Gas Co.
5.84%, 01/10/35 144A	422,000	439,902
Boston Properties LP REIT
2.55%, 04/01/32	234,000	203,873
Broadcom, Inc.
3.47%, 04/15/34	379,000	340,452
5.20%, 07/15/35	164,000	164,638
3.14%, 11/15/35 144A	79,000	67,139
5.70%, 01/15/56Δ	297,000	294,898
Brown & Brown, Inc.
5.25%, 06/23/32	279,000	279,401
5.55%, 06/23/35Δ	40,000	39,934
6.25%, 06/23/55Δ	274,000	276,580
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 144A	400,000	415,263
Burlington Northern Santa Fe LLC
5.50%, 03/15/55	464,000	450,927
Burlington Stores, Inc.
1.25%, 12/15/27 CONV	13,000	20,755
California Resources Corporation
7.00%, 01/15/34 144A	500,000	494,769
Campbell's Company (The)
5.40%, 03/21/34Δ	115,000	113,326
	Par	Value
Capital One Financial Corporation
(Variable, U.S. SOFR + 1.99%), 5.88%, 07/26/35^	$15,000	$15,453
(Variable, U.S. SOFR + 2.04%), 6.18%, 01/30/36^	125,000	127,919
(Variable, U.S. SOFR + 1.63%), 5.20%, 09/11/36^	100,000	97,380
Carlyle Group, Inc. (The)
5.05%, 09/19/35Δ	339,000	324,669
Carnival Corporation, Ltd.
4.00%, 08/01/28 144A	95,000	93,289
5.88%, 06/15/31	340,000	346,302
5.75%, 08/01/32 144A	554,000	560,104
6.13%, 02/15/33 144A Δ	66,000	66,831
Carvana Co. PIK
Cash coupon 9.00% or PIK 14.00%, 06/01/31 144A Δ 1	631,500	697,328
CCO Holdings LLC
5.00%, 02/01/28 144A	60,000	59,279
4.75%, 03/01/30 144A	21,000	19,922
4.50%, 08/15/30 144A	190,000	176,740
4.50%, 05/01/32	800,000	706,815
CDW LLC
3.25%, 02/15/29	55,000	52,595
3.57%, 12/01/31	210,000	192,883
5.55%, 08/22/34	185,000	182,744
Celanese U.S. Holdings LLC
5.00%, 04/15/31(E)	100,000	114,306
CenterPoint Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.70%, 05/15/55Δ ^	35,000	36,128
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.22%), 5.95%, 04/01/56^	80,000	80,010
Champ Acquisition Corporation
8.38%, 12/01/31 144A	500,000	524,443
Charles Schwab Corporation (The)
(Variable, U.S. SOFR + 1.23%), 4.91%, 11/14/36Δ ^	445,000	434,373
Charter Communications Operating LLC
6.10%, 06/01/29	72,000	73,774
6.38%, 10/23/35	137,000	136,849
4.80%, 03/01/50	342,000	255,354
3.95%, 06/30/62	95,000	56,227
Chemours Co. (The)
5.75%, 11/15/28 144A	22,000	22,061
4.63%, 11/15/29 144A Δ	450,000	429,813
Cheniere Energy Partners LP
4.50%, 10/01/29	20,000	19,872
4.00%, 03/01/31	187,000	179,972
3.25%, 01/31/32	55,000	50,423
5.95%, 06/30/33	185,000	193,233
5.55%, 10/30/35Δ	244,000	247,943
6.05%, 11/30/56 144A Δ	274,000	276,966
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Chobani LLC/Chobani Finance Corporation, Inc.
6.38%, 04/15/34 144A	$500,000	$507,777
Choice Hotels International, Inc.
5.85%, 08/01/34Δ	30,000	30,493
Chord Energy Corporation
6.00%, 10/01/30 144A	138,000	138,656
6.75%, 03/15/33 144A Δ	610,000	619,352
CHS/Community Health Systems, Inc.
5.25%, 05/15/30 144A	600,000	566,574
Ciena Corporation
0.00%, 09/15/31 144A CONV »	18,000	18,990
Cigna Group (The)
5.25%, 01/15/36Δ	205,000	205,600
Citadel Securities Global Holdings LLC
5.75%, 03/27/36 144A	696,000	691,085
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28^	230,000	226,916
Clean Harbors, Inc.
6.38%, 02/01/31 144A	800,000	811,851
Cleveland-Cliffs, Inc.
7.00%, 03/15/32 144A	10,000	9,933
Cloud Software Group LLC
9.00%, 09/30/29 144A	20,000	19,428
8.25%, 06/30/32 144A	400,000	375,186
Cloudflare, Inc.
0.00%, 06/15/30 CONV Δ »	10,000	12,670
CMS Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 06/01/55^	20,000	20,490
Columbia Pipelines Operating Co. LLC
6.54%, 11/15/53 144A	360,000	383,774
Comcast Corporation
6.05%, 05/15/55Δ	233,000	223,040
Commercial Metals Co.
5.75%, 11/15/33 144A	64,000	63,657
6.00%, 12/15/35 144A	91,000	90,813
Compass, Inc.
0.25%, 04/15/31 144A CONV	13,000	14,143
CompoSecure Holdings LLC
5.63%, 02/01/33 144A Δ	650,000	634,931
Concentra Health Services, Inc.
6.88%, 07/15/32 144A Δ	600,000	621,831
Consolidated Edison Co. of New York, Inc.
5.88%, 06/15/56	220,000	221,317
Continental Resources, Inc.
5.75%, 01/15/31 144A	1,170,000	1,191,672
2.88%, 04/01/32 144A	245,000	215,649
COPT Defense Properties LP REIT
2.75%, 04/15/31	20,000	18,147
Core & Main LP
6.00%, 07/01/34 144A	530,000	533,038
	Par	Value
Corebridge Financial, Inc.
4.35%, 04/05/42	$283,000	$239,826
Corebridge Global Funding
4.90%, 08/21/32 144A	261,000	257,796
CoreWeave, Inc.
9.25%, 06/01/30 144A Δ	400,000	402,892
Cougar JV Subsidiary LLC
8.00%, 05/15/32 144A	10,000	10,489
Cousins Properties LP REIT
5.88%, 10/01/34	196,000	200,603
Credit Acceptance Corporation
6.63%, 03/15/30 144A	700,000	702,428
CRH America Finance, Inc.
5.00%, 02/09/36	83,000	81,208
Crown Americas LLC
5.88%, 06/01/33	1,000,000	1,007,684
CSC Holdings LLC
11.25%, 05/15/28 144A	200,000	129,490
4.13%, 12/01/30 144A Δ	600,000	357,039
4.63%, 12/01/30 144A	400,000	96,000
3.38%, 02/15/31 144A Δ	200,000	118,774
Danaher Corporation
3.25%, 04/29/30(E)	470,000	539,072
DCP Midstream Operating LP
5.13%, 05/15/29	20,000	20,228
3.25%, 02/15/32	135,000	123,172
Dealer Tire LLC
8.00%, 02/01/28 144A	400,000	401,095
Delek Logistics Partners LP
7.38%, 06/30/33 144A	650,000	662,626
Dell International LLC
5.10%, 02/15/36	180,000	177,489
Delta Air Lines, Inc.
5.25%, 07/10/30Δ	40,000	40,448
Dick's Sporting Goods, Inc.
4.10%, 01/15/52Δ	756,000	551,800
Dillard's, Inc.
7.75%, 07/15/26	450,000	450,540
Directv Financing LLC
8.88%, 02/01/30 144A	164,000	167,051
10.00%, 02/15/31 144A	535,000	555,520
Discovery Communications LLC
3.63%, 05/15/30	5,000	4,654
6.35%, 06/01/40	50,000	41,682
Discovery Global Holdings, Inc.
4.28%, 03/15/32	250,000	224,492
DISH DBS Corporation
7.75%, 07/01/26#	95,000	95,000
5.75%, 12/01/28 144A #	115,000	111,498
Dominion Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%), 6.63%, 05/15/55Δ ^	145,000	149,593
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.01%), 6.20%, 02/15/56^	75,000	75,262

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.87%), 6.15%, 12/15/56^	$46,000	$46,152
DoorDash, Inc.
0.00%, 05/15/30 CONV »	19,000	18,739
Dorman Products, Inc.
6.25%, 06/15/34 144A	500,000	506,370
Dotdash Meredith, Inc.
7.63%, 06/15/32 144A Δ	500,000	474,513
Dow Chemical Co. (The)
5.95%, 03/15/55	65,000	60,358
DR Horton, Inc.
5.00%, 10/15/34	85,000	84,153
5.50%, 10/15/35	70,000	71,519
DTE Energy Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.81%), 6.20%, 07/01/58^	145,000	146,270
Duke Energy Carolinas LLC
4.95%, 01/15/33	122,000	122,832
5.75%, 06/15/56	140,000	139,927
Duke Energy Corporation
5.45%, 06/15/34Δ	165,000	168,597
Duke Energy Florida LLC
6.20%, 11/15/53	231,000	244,566
Eagle Materials, Inc.
5.00%, 03/15/36	216,000	209,009
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	256,000	245,162
EchoStar Corporation
10.75%, 11/30/29	1,544,286	1,669,681
EchoStar Corporation PIK
Cash coupon 6.75% or PIK 6.75%, 11/30/301	273,005	277,878
Cash coupon 3.88% or PIK 3.88%, 11/30/30 CONV 1	29,900	93,438
Elevance Health, Inc.
4.10%, 05/15/32	25,000	23,993
5.20%, 02/15/35	835,000	837,076
Eli Lilly & Co.
5.50%, 02/12/55	559,000	555,966
5.60%, 05/20/56	80,000	80,406
5.70%, 05/20/66Δ	35,000	35,218
Emera U.S. Finance LP
2.64%, 06/15/31	622,000	559,034
EMRLD Borrower LP
6.75%, 07/15/31 144A	20,000	20,748
Encompass Health Corporation
5.88%, 06/01/34 144A	1,000,000	998,625
Energy Transfer LP
5.75%, 02/15/33	225,000	233,053
6.55%, 12/01/33	280,000	303,075
5.55%, 05/15/34	70,000	71,135
5.60%, 09/01/34Δ	135,000	137,843
5.70%, 04/01/35	175,000	179,687
5.95%, 05/15/54Δ	419,000	401,330
Entegris, Inc.
4.75%, 04/15/29 144A	275,000	271,918
	Par	Value
Entergy Mississippi LLC
5.80%, 04/15/55	$20,000	$19,951
EPR Properties REIT
3.60%, 11/15/31	35,000	32,099
Equitable America Global Funding
5.13%, 06/15/31 144A	496,000	497,969
Equitable Holdings, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.70%, 03/28/55Δ ^	185,000	190,669
ERAC U.S.A. Finance LLC
5.25%, 04/30/36 144A Δ	505,000	504,054
7.00%, 10/15/37 144A	535,000	607,840
Esab Corporation
5.63%, 04/01/31 144A	69,000	69,247
Essential Utilities, Inc.
5.13%, 03/15/36	85,000	83,825
Etsy, Inc.
1.00%, 06/15/30 CONV	16,000	18,587
Evergy, Inc.
4.50%, 12/15/27 CONV	14,000	19,931
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.56%), 6.65%, 06/01/55^	30,000	30,773
Eversource Energy
5.50%, 01/01/34	165,000	167,927
Expedia Group, Inc.
2.95%, 03/15/31	280,000	257,397
5.40%, 02/15/35Δ	180,000	178,247
Experian Finance U.S., Inc.
5.35%, 08/24/36 144A Δ	349,000	347,631
Extra Space Storage LP REIT
4.95%, 01/15/33	30,000	29,704
Exxon Mobil Corporation
1.41%, 06/26/39(E)	442,000	377,419
Fair Isaac Corporation
6.00%, 05/15/33 144A	1,392,000	1,371,389
Federal Realty OP LP REIT
3.25%, 01/15/29 144A CONV	8,000	8,828
Ferguson Enterprises, Inc.
5.00%, 10/03/34	436,000	431,571
FirstEnergy Corporation
3.88%, 01/15/31 CONV	28,000	31,121
Flash Compute LLC
7.25%, 12/31/30 144A	108,000	111,183
Florida Power & Light Co.
2.88%, 12/04/51Δ	209,000	131,155
Flowserve Corporation
5.70%, 05/15/36	105,000	105,571
Fluor Corporation
1.13%, 08/15/29 CONV	12,000	15,921
Ford Motor Credit Co. LLC
3.31%, 05/17/29(E)	240,000	271,211
5.73%, 09/05/30	400,000	402,341
5.75%, 04/06/33Δ	455,000	451,454
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 144A	500,000	518,517
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
9.13%, 05/15/31 144A	$25,000	$25,879
8.38%, 04/01/32 144A	10,000	10,179
7.88%, 04/01/33 144A Δ	85,000	82,965
Freshpet, Inc.
3.00%, 04/01/28 CONV	8,000	9,300
GA Global Funding Trust
3.75%, 06/20/32(E)	100,000	112,337
5.41%, 12/15/32(E) Δ	100,000	129,638
GE Vernova, Inc.
4.25%, 02/04/31	95,000	93,528
4.88%, 02/04/36	80,000	78,770
5.50%, 02/04/56Δ	145,000	140,755
General Motors Financial Co., Inc.
5.85%, 04/06/30Δ	5,000	5,167
Genesis Energy LP
6.75%, 03/15/34	533,000	529,197
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/34 144A Δ	79,000	77,368
Glencore Funding LLC
6.13%, 10/06/28 144A Δ	150,000	154,293
2.50%, 09/01/30 144A	55,000	50,147
6.38%, 10/06/30 144A	180,000	189,790
2.85%, 04/27/31 144A Δ	420,000	382,757
5.70%, 05/08/33 144A Δ	120,000	123,973
6.50%, 10/06/33 144A	740,000	797,370
5.67%, 04/01/35 144A	10,000	10,255
Go Daddy Operating Co. LLC
5.25%, 12/01/27 144A	85,000	84,964
Goldman Sachs Group, Inc. (The)
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	110,000	109,078
(Variable, U.S. SOFR + 1.14%), 4.69%, 10/23/30^	265,000	263,800
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	115,000	103,310
(Variable, Euribor 3M + 1.15%), 3.50%, 01/23/33(E) ^	100,000	113,954
(Variable, U.S. SOFR + 1.41%), 3.10%, 02/24/33^	25,000	22,651
(Variable, U.S. SOFR + 1.42%), 5.02%, 10/23/35^	303,000	297,727
(Variable, U.S. SOFR + 1.33%), 4.94%, 10/21/36^	35,000	33,999
(Variable, U.S. SOFR + 1.19%), 5.07%, 01/21/37^	525,000	512,776
6.75%, 10/01/37	180,000	196,375
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.18%), 5.39%, 02/02/41^	179,000	174,432
Goldman Sachs Private Credit Corporation
6.15%, 06/16/31 144A Δ	568,000	564,047
Granite Construction, Inc.
3.25%, 06/15/30 CONV	9,000	18,862
Gray Media, Inc.
9.63%, 07/15/32 144A	400,000	386,412
Guidewire Software, Inc.
1.25%, 11/01/29 CONV	15,000	14,438
	Par	Value
Halozyme Therapeutics, Inc.
0.88%, 11/15/32 144A CONV	$14,000	$15,418
Hawaiian Electric Co., Inc.
6.00%, 10/01/33 144A Δ	900,000	892,126
HCA, Inc.
3.50%, 09/01/30	40,000	37,957
2.38%, 07/15/31	30,000	26,635
5.50%, 06/01/33	210,000	214,632
5.60%, 04/01/34	85,000	86,821
5.45%, 09/15/34	402,000	406,482
4.90%, 11/15/35	5,000	4,844
5.13%, 06/15/39Δ	252,000	240,339
5.70%, 11/15/55Δ	226,000	215,478
Helmerich & Payne, Inc.
5.50%, 12/01/34	133,000	130,523
Herc Holdings, Inc.
7.00%, 06/15/30 144A	20,000	20,725
Hercules LLC
6.50%, 06/30/29	130,000	133,126
Hess Midstream Operations LP
4.25%, 02/15/30 144A	145,000	139,946
Highwoods Realty LP REIT
5.35%, 01/15/33Δ	501,000	498,425
Hilcorp Energy I LP
6.00%, 04/15/30 144A	15,000	14,769
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A	155,000	141,942
5.88%, 03/15/33 144A	1,050,000	1,060,074
5.50%, 03/31/34 144A	68,000	67,450
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 144A	20,000	18,810
6.63%, 01/15/32 144A	45,000	45,696
Home Depot, Inc. (The)
3.63%, 04/15/52	548,000	396,750
Honeywell Aerospace, Inc.
4.60%, 03/16/33 144A	260,000	255,309
4.95%, 03/16/36 144A	303,000	298,487
HORSESHOE FUNDING TRUST II
6.89%, 11/15/55 144A Δ	223,000	233,947
Host Hotels & Resorts LP REIT
5.50%, 04/15/35Δ	180,000	180,716
Howard Midstream Energy Partners LLC
7.38%, 07/15/32 144A	10,000	10,363
HUB International, Ltd.
7.38%, 01/31/32 144A	500,000	509,252
Humana, Inc.
5.38%, 04/15/31	108,000	109,495
5.55%, 05/01/35Δ	393,000	393,742
HUT 8 DC LLC
6.19%, 11/15/42 144A	99,000	100,317
Icahn Enterprises LP
10.00%, 11/15/29 144A	550,000	543,106
Indivior Pharmaceuticals, Inc.
0.63%, 03/15/31 144A CONV	12,000	14,615

See Notes to Financial Statements.

	Par	Value
Ingersoll Rand, Inc.
5.70%, 08/14/33	$370,000	$384,941
Insulet Corporation
6.50%, 04/01/33 144A	1,000,000	1,015,062
Intel Corporation
4.65%, 06/01/31	80,000	79,249
5.15%, 02/21/34	285,000	285,260
5.30%, 05/15/36	90,000	89,591
5.70%, 02/10/53Δ	253,000	238,791
6.13%, 05/15/56	90,000	89,947
InterDigital, Inc.
3.50%, 06/01/27 CONV	6,000	21,966
Intuit, Inc.
5.50%, 06/15/36Δ	269,000	268,102
Invitation Homes Operating Partnership LP REIT
4.88%, 02/01/35	40,000	38,730
Iron Mountain, Inc. REIT
6.25%, 01/15/33 144A Δ	1,100,000	1,112,055
ITC Holdings Corporation
4.88%, 04/15/31 144A	95,000	94,678
5.50%, 04/15/36 144A	80,000	81,156
Itron, Inc.
1.38%, 07/15/30 CONV	11,000	10,983
Jane Street Group
6.13%, 11/01/32 144A	1,100,000	1,100,740
JB Poindexter & Co., Inc.
8.75%, 12/15/31 144A	500,000	514,687
Jefferies Financial Group, Inc.
6.25%, 01/15/36	350,000	357,537
5.50%, 02/15/36Δ	563,000	543,570
6.50%, 01/20/43	260,000	262,062
Jersey Central Power & Light Co.
2.75%, 03/01/32 144A	88,000	78,744
5.10%, 01/15/35	125,000	125,022
JH North America Holdings, Inc.
5.88%, 01/31/31 144A	443,000	445,417
6.13%, 07/31/32 144A	382,000	385,437
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30^	278,000	284,130
(Variable, U.S. SOFR + 1.07%), 1.95%, 02/04/32^	257,000	226,270
(Variable, U.S. SOFR + 0.99%), 4.62%, 04/23/32^	305,000	301,547
(Variable, U.S. SOFR + 2.08%), 4.91%, 07/25/33^	25,000	24,977
(Variable, Euribor 3M + 1.05%), 3.59%, 01/23/36(E) ^	417,000	471,415
(Variable, U.S. SOFR + 1.32%), 5.50%, 01/24/36^	658,000	672,742
(Variable, U.S. SOFR + 1.64%), 5.58%, 07/23/36^	40,000	40,625
(Variable, U.S. SOFR + 1.07%), 4.90%, 01/22/37^	180,000	175,347
(Variable, U.S. SOFR + 1.26%), 5.15%, 04/23/37Δ ^	340,000	337,680
KeHE Distributors LLC
9.00%, 02/15/29 144A	400,000	419,240
	Par	Value
Kennametal, Inc.
5.80%, 05/28/36	$145,000	$146,569
Kenvue, Inc.
5.05%, 03/22/53Δ	145,000	132,463
5.20%, 03/22/63	145,000	132,352
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	43,315
6.95%, 01/15/38	50,000	55,947
Kinder Morgan, Inc.
5.85%, 06/01/35	90,000	94,122
Kingpin Intermediate Holdings LLC
7.25%, 10/15/32 144A	87,000	73,569
Kraft Heinz Foods Co.
3.95%, 05/21/34(E)	100,000	114,190
4.38%, 06/01/46	90,000	72,115
Kroger Co. (The)
5.50%, 09/15/54Δ	464,000	435,521
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 144A	35,000	34,788
LBM Acquisition LLC
6.25%, 01/15/29 144A Δ	400,000	291,076
LCM Investments Holdings II LLC
8.25%, 08/01/31 144A Δ	10,000	10,426
Level 3 Financing, Inc.
6.88%, 06/30/33 144A	525,000	539,729
Liberty Mutual Group, Inc.
3.88%, 09/26/35(E)	660,000	748,735
LifePoint Health, Inc.
10.00%, 06/01/32 144A Δ	20,000	19,991
Ligand Pharmaceuticals, Inc.
0.75%, 10/01/30 144A CONV	13,000	22,263
LPL Holdings, Inc.
4.00%, 03/15/29 144A	394,000	383,134
5.65%, 03/15/35	41,000	40,768
5.75%, 06/15/35	376,000	377,101
Lumentum Holdings, Inc.
0.38%, 03/15/32 144A CONV	4,000	18,470
LYB International Finance III LLC
3.63%, 04/01/51Δ	240,000	158,649
Lyft, Inc.
0.00%, 09/15/30 144A CONV »	17,000	16,669
M&T Bank Corporation
(Variable, U.S. SOFR Index + 1.78%), 4.55%, 08/16/28Δ ^	110,000	109,943
(Variable, U.S. SOFR + 2.26%), 6.08%, 03/13/32Δ ^	576,000	601,544
Madison IAQ LLC
5.88%, 06/30/29 144A	20,000	20,022
Magnolia Oil & Gas Operating LLC
6.88%, 12/01/32 144A Δ	600,000	611,216
Maple Parent Holdings Corporation
4.73%, 03/26/35(E)	563,000	661,446
Marriott International, Inc.
5.30%, 05/15/34Δ	50,000	50,512
5.50%, 04/15/37	200,000	202,008
5.10%, 05/01/38	19,000	18,331
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A	$25,000	$24,138
Mars, Inc.
5.20%, 03/01/35 144A	392,000	393,692
5.70%, 05/01/55 144A	445,000	438,709
Marsh & McLennan Cos., Inc.
5.00%, 03/15/35	225,000	222,869
Marvell Technology, Inc.
5.95%, 09/15/33	120,000	126,224
5.30%, 04/15/36	105,000	104,517
Masco Corporation
6.50%, 08/15/32	27,000	28,699
Matador Resources Co.
6.50%, 04/15/32 144A	10,000	10,060
6.00%, 04/15/34 144A	600,000	585,314
Mauser Packaging Solutions Holding Co.
9.25%, 04/15/30 144A Δ	30,000	29,538
Maxam Prill S.a.r.l.
6.00%, 07/15/30(E)	500,000	583,707
Medline Borrower LP
6.25%, 04/01/29 144A	54,000	55,180
5.25%, 10/01/29 144A	20,000	19,888
Meritage Homes Corporation
5.65%, 03/15/35Δ	292,000	295,360
Meta Platforms, Inc.
5.25%, 05/15/36	125,000	124,165
5.50%, 11/15/45	30,000	27,854
5.63%, 11/15/55	143,000	129,668
6.30%, 05/15/56	245,000	244,041
5.75%, 11/15/65	25,000	22,475
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.35%, 03/15/55^	15,000	15,379
Michaels Cos., Inc. (The)
8.50%, 03/15/33 144A Δ	700,000	693,759
Microchip Technology, Inc.
0.00%, 02/15/30 144A CONV »	13,000	14,996
Microsoft Corporation
2.53%, 06/01/50	152,000	90,459
2.68%, 06/01/60	177,000	97,685
MKS, Inc.
1.25%, 06/01/30 CONV	9,000	26,526
4.25%, 02/15/34(E)	100,000	113,121
Molina Healthcare, Inc.
4.38%, 06/15/28 144A	55,000	54,074
6.50%, 02/15/31 144A	771,000	785,298
3.88%, 05/15/32 144A	130,000	117,604
Moog, Inc.
5.50%, 10/15/34 144A	800,000	789,818
Morgan Stanley
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	150,000	139,316
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	577,000	552,670
(Variable, Euribor 3M + 0.91%), 3.38%, 01/23/32(E) ^	200,000	227,577
	Par	Value
(Variable, U.S. SOFR Index + 1.18%), 4.81%, 04/16/32^	$250,000	$248,109
(Variable, U.S. SOFR + 2.56%), 6.34%, 10/18/33^	20,000	21,328
(Variable, U.S. SOFR + 1.88%), 5.42%, 07/21/34^	637,000	647,122
(Variable, U.S. SOFR + 2.05%), 6.63%, 11/01/34Δ ^	81,000	87,932
(Variable, U.S. SOFR + 1.73%), 5.47%, 01/18/35^	18,000	18,281
(Variable, Euribor 3M + 1.24%), 3.96%, 03/21/35(E) ^	100,000	115,859
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	800,000	830,308
(Variable, U.S. SOFR + 1.56%), 5.32%, 07/19/35^	40,000	40,209
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	190,000	164,867
(Variable, U.S. SOFR Index + 1.41%), 5.30%, 04/10/37^	360,000	358,347
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 01/19/38^	362,000	372,600
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.17%), 5.31%, 01/18/41^	160,000	155,990
MPLX LP
5.00%, 03/01/33	25,000	24,822
4.70%, 04/15/48	40,000	33,251
MPT Operating Partnership LP REIT
7.00%, 02/15/32(E)	100,000	115,035
MSCI, Inc.
5.25%, 09/01/35Δ	112,000	109,670
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	656,915
Mylan, Inc.
5.20%, 04/15/48	51,000	42,451
Nabors Industries, Inc.
8.88%, 08/15/31 144A	450,000	462,325
National Grid North America, Inc.
3.92%, 06/03/35(E)	555,000	636,162
Navient Corporation
7.88%, 06/15/32	10,000	9,372
NCL Corporation, Ltd.
0.88%, 04/15/30 CONV	7,000	7,814
6.75%, 02/01/32 144A	105,000	104,838
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	25,204
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 144A	550,000	561,337
NetApp, Inc.
5.50%, 03/17/32Δ	90,000	92,026
5.70%, 03/17/35	85,000	86,996
Netflix, Inc.
3.63%, 05/15/27(E)	100,000	115,199
New Flyer Holdings, Inc.
9.25%, 07/01/30 144A	550,000	591,698
News Corporation
3.88%, 05/15/29 144A	674,000	653,808

See Notes to Financial Statements.

	Par	Value
NextEra Energy Capital Holdings, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 08/15/55^	$15,000	$15,284
(Variable, EURIBOR ICE Swap Rate 5Y + 1.90%), 4.50%, 05/15/56(E) ^	200,000	225,601
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.84%), 6.00%, 10/01/56^	249,000	248,950
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.77%), 6.20%, 10/01/56^	145,000	144,917
NGPL PipeCo LLC
5.60%, 08/15/36 144A	51,000	50,738
NiSource, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.04%), 5.75%, 07/15/56Δ ^	40,000	40,069
Nordson Corporation
5.80%, 09/15/33	25,000	26,038
Northwestern Mutual Life Insurance Co. (The)
6.17%, 05/29/55 144A Δ	354,000	365,162
NRG Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 03/15/28 144A ρ ^	15,000	16,229
5.41%, 10/15/35 144A	55,000	54,092
Nutanix, Inc.
0.50%, 12/15/29 CONV	18,000	17,755
nVent Finance S.a.r.l.
5.65%, 05/15/33	329,000	338,566
NVIDIA Corporation
4.50%, 06/15/31	235,000	234,219
4.75%, 06/15/33	120,000	119,692
4.95%, 06/15/36	322,000	319,301
5.63%, 06/15/56	140,000	139,065
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.67%, 10/01/50	347,000	213,016
OAK-Eagle Acquireco, Inc.
6.25%, 07/01/33(E)	100,000	119,923
7.25%, 07/01/33 144A	52,000	54,426
Occidental Petroleum Corporation
6.45%, 09/15/36	355,000	380,992
Olympus Water U.S. Holding Corporation
3.88%, 10/01/28(E)	100,000	113,988
Oncor Electric Delivery Co. LLC
(Variable, EURIBOR ICE Swap Rate 5Y + 1.53%), 4.55%, 11/26/56(E) ^	199,000	230,204
OneMain Finance Corporation
7.50%, 05/15/31	950,000	982,042
6.75%, 03/15/32	40,000	40,146
ONEOK, Inc.
6.50%, 09/01/30 144A	10,000	10,518
	Par	Value
Onto Innovation, Inc.
0.00%, 06/01/31 144A CONV »	$12,000	$15,851
Open Text Holdings, Inc.
4.13%, 02/15/30 144A	16,000	14,669
Oracle Corporation
4.95%, 02/04/31	199,000	194,867
5.35%, 05/04/33Δ	223,000	216,678
4.70%, 09/27/34	244,000	223,662
5.20%, 09/26/35	360,000	337,183
5.70%, 02/04/36Δ	283,000	274,172
4.00%, 07/15/46Δ	323,000	218,035
3.95%, 03/25/51	158,000	101,171
6.00%, 08/03/55	14,000	11,929
5.95%, 09/26/55	179,000	152,213
6.70%, 02/04/56Δ	217,000	204,369
6.85%, 02/04/66	188,000	175,101
Osaic Holdings, Inc.
6.75%, 08/01/32 144A	106,000	106,242
8.00%, 08/01/33 144A Δ	500,000	502,219
Pacific Gas and Electric Co.
6.40%, 06/15/33	176,000	186,301
4.95%, 07/01/50	53,019	44,294
Paramount Global
7.88%, 07/30/30	90,000	94,548
4.95%, 01/15/31	103,000	95,774
Park Intermediate Holdings LLC REIT
7.00%, 02/01/30 144A Δ	10,000	10,245
Paychex, Inc.
5.35%, 04/15/32	363,000	367,451
5.60%, 04/15/35Δ	70,000	70,762
PBF Holding Co. LLC
7.88%, 09/15/30 144A Δ	400,000	407,844
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	402,248
PennyMac Financial Services, Inc.
6.88%, 02/15/33 144A	970,000	946,519
Permian Resources Operating LLC
6.25%, 02/01/33 144A	20,000	20,433
PG&E Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.88%), 7.38%, 03/15/55^	600,000	611,776
Pilgrim's Pride Corporation
4.25%, 04/15/31	35,000	33,585
3.50%, 03/01/32	343,000	312,897
6.88%, 05/15/34Δ	59,000	63,822
Pinnacle Financial Partners, Inc.
(Variable, U.S. SOFR + 1.70%), 5.60%, 05/19/32^	656,000	658,262
Pinnacle West Capital Corporation
4.75%, 06/15/27 CONV	17,000	20,278
Plains All American Pipeline LP
3.80%, 09/15/30	85,000	81,591
5.70%, 09/15/34	247,000	252,452
5.60%, 01/15/36	330,000	331,114
PLT VII Finance S.a.r.l.
6.00%, 06/15/31(E)	420,000	497,960
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR + 1.90%), 5.68%, 01/22/35^	$157,000	$161,847
(Variable, U.S. SOFR + 1.39%), 5.58%, 01/29/36^	551,000	565,134
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.17%), 5.42%, 01/25/41^	55,000	54,066
Post Holdings, Inc.
2.50%, 08/15/27 CONV	15,000	15,563
4.50%, 09/15/31 144A	700,000	656,998
PPL Electric Utilities Corporation
5.25%, 05/15/53	471,000	442,560
Prairie Acquiror LP
9.00%, 08/01/29 144A	500,000	521,413
Prestige Brands, Inc.
3.75%, 04/01/31 144A	1,200,000	1,103,468
Prime Healthcare Services, Inc.
9.38%, 09/01/29 144A	500,000	522,652
Private Export Funding Corporation
3.85%, 01/27/28 144A	1,490,000	1,478,725
Progressive Corporation (The)
5.15%, 03/26/36	263,000	263,017
PSEG Power LLC
5.20%, 05/15/30 144A	485,000	490,630
Qnity Electronics, Inc.
6.25%, 08/15/33 144A	800,000	814,949
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.70%, 04/15/36 144A Δ	472,000	448,946
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	1,100,000	1,123,823
QXO Building Products, Inc.
6.75%, 04/30/32 144A	10,000	10,332
6.88%, 07/15/34 144A	700,000	719,023
Raven Acquisition Holdings LLC
6.88%, 11/15/31 144A	500,000	489,038
RB Global Holdings, Inc.
7.75%, 03/15/31 144A	1,000,000	1,038,025
Regal Rexnord Corporation
6.30%, 02/15/30Δ	79,000	82,472
6.40%, 04/15/33Δ	306,000	324,952
Risewell Homes, Inc.
8.50%, 11/01/30 144A	600,000	613,314
Rithm Capital Corporation
8.50%, 06/01/31 144A	500,000	501,800
Rocket Mortgage LLC
3.63%, 03/01/29 144A	15,000	14,438
3.63%, 03/01/29	130,000	125,130
3.88%, 03/01/31 144A Δ	570,000	533,637
4.00%, 10/15/33 144A Δ	185,000	166,609
Rockies Express Pipeline LLC
6.75%, 03/15/33 144A	450,000	462,776
6.88%, 04/15/40 144A	500,000	512,449
Royal Caribbean Cruises, Ltd.
5.50%, 04/01/28 144A Δ	375,000	378,627
5.63%, 09/30/31 144A	378,000	381,286
6.00%, 02/01/33 144A	421,000	427,055
	Par	Value
5.38%, 01/15/36	$160,000	$158,902
5.25%, 02/27/38	136,000	131,782
Rubrik, Inc.
0.00%, 06/15/30 CONV »	28,000	28,658
Salesforce, Inc.
5.55%, 03/15/36Δ	368,000	367,873
Sammons Financial Group, Inc.
6.88%, 04/15/34 144A	423,000	452,984
5.95%, 06/15/36 144A	228,000	228,477
SCIH Salt Holdings, Inc.
6.63%, 05/01/29 144A	500,000	496,055
SE Cosmos LLC
8.88%, 05/01/31 144A	400,000	411,559
Seagate HDD Cayman
3.50%, 06/01/28 CONV	1,000	11,672
Sempra
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.40%, 10/01/54^	90,000	90,511
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.14%), 6.55%, 04/01/55^	75,000	75,640
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.38%, 04/01/56^	45,000	45,479
Sensata Technologies, Inc.
3.75%, 02/15/31 144A	205,000	191,809
Sinclair Television Group, Inc.
8.13%, 02/15/33 144A	400,000	411,366
SiTime Corporation
0.00%, 06/15/31 CONV »	13,000	14,424
Six Flags Entertainment Corporation
6.50%, 10/01/28	20,000	20,044
8.63%, 01/15/32 144A Δ	400,000	412,137
6.63%, 05/01/32 144A Δ	300,000	304,120
SM Energy Co.
8.38%, 07/01/28 144A Δ	65,000	66,552
6.75%, 08/01/29 144A	90,000	91,693
8.63%, 11/01/30 144A	25,000	26,267
6.63%, 04/15/34 144A	600,000	590,945
Snap, Inc.
6.88%, 03/01/33 144A Δ	600,000	585,193
Snowflake, Inc.
0.00%, 10/01/29 CONV »	17,000	30,100
Solstice Advanced Materials, Inc.
5.63%, 09/30/33 144A	106,000	105,396
Southern Co. (The)
5.70%, 03/15/34	370,000	383,438
(Variable, 2.11% - EUR Swap Rate 5Y), 1.88%, 09/15/81(E) ^	150,000	168,444
Southern Co. Gas Capital Corporation
5.75%, 09/15/33	30,000	31,254
Space Exploration Technologies Corporation
5.35%, 07/15/31 144A	100,000	99,765
5.65%, 07/15/33 144A	370,000	367,901
5.88%, 07/15/36 144A	1,018,000	1,005,106
6.65%, 07/15/56 144A	371,000	358,170

See Notes to Financial Statements.

	Par	Value
Spectrum Brands, Inc.
3.38%, 06/01/29 CONV	$19,000	$19,849
Spire, Inc.
4.60%, 09/01/31Δ	534,000	526,204
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.56%), 6.25%, 06/01/56^	482,000	480,412
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.33%), 6.45%, 06/01/56^	25,000	25,177
Sprint Capital Corporation
8.75%, 03/15/32	165,000	194,425
SS&C Technologies, Inc.
6.50%, 06/01/32 144A	600,000	605,518
Standard Building Solutions, Inc.
6.25%, 08/01/33 144A	20,000	19,879
Star Holding LLC
8.75%, 08/01/31 144A	10,000	10,036
Starwood Property Trust, Inc.
6.50%, 07/01/30 144A	20,000	20,462
Steel Dynamics, Inc.
5.38%, 08/15/34	30,000	30,404
5.25%, 05/15/35	110,000	110,459
Stellantis Finance U.S., Inc.
6.45%, 03/18/35 144A	375,000	368,860
Stellantis Financial Services U.S. Corporation
5.40%, 06/15/29 144A	585,000	583,017
Stewart Information Services Corporation
3.60%, 11/15/31	220,000	195,674
Store Capital LLC REIT
4.63%, 03/15/29	200,000	197,824
2.75%, 11/18/30	182,000	164,598
2.70%, 12/01/31	436,000	384,333
Stryker Corporation
5.20%, 02/10/35Δ	319,000	322,561
Sumisho Air Lease Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 8.26%, 09/15/26ρ ^	120,000	120,988
Sunoco LP
5.63%, 03/15/31 144A	45,000	44,690
5.38%, 07/15/31 144A	7,000	6,908
7.25%, 05/01/32 144A	950,000	985,993
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 144A	1,000,000	986,218
Synchrony Financial
(Variable, U.S. SOFR Index + 2.13%), 5.94%, 08/02/30^	90,000	91,822
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	65,000	65,020
(Variable, U.S. SOFR + 1.53%), 4.95%, 02/25/32^	14,000	13,653
(Variable, U.S. SOFR + 2.07%), 6.00%, 07/29/36Δ ^	102,000	102,531
Synopsys, Inc.
5.15%, 04/01/35Δ	120,000	119,369
	Par	Value
5.70%, 04/01/55Δ	$140,000	$135,890
Talen Energy Supply LLC
6.25%, 02/01/34 144A	800,000	795,474
6.50%, 02/01/36 144A	10,000	10,086
Targa Resources Corporation
4.20%, 02/01/33	292,000	276,851
6.13%, 03/15/33	115,000	121,203
6.50%, 03/30/34	320,000	345,026
5.50%, 02/15/35	10,000	10,098
5.55%, 08/15/35	100,000	101,198
4.95%, 04/15/52	393,000	338,495
Targa Resources Partners LP
4.00%, 01/15/32	95,000	90,128
Taylor Morrison Communities, Inc.
5.75%, 11/15/32 144A	155,000	159,712
TD SYNNEX Corporation
6.10%, 04/12/34	435,000	452,869
5.30%, 10/10/35Δ	15,000	14,773
Tenet Healthcare Corporation
6.75%, 05/15/31	20,000	20,498
Tetra Tech, Inc.
2.25%, 08/15/28 CONV	12,000	12,651
Textron, Inc.
2.45%, 03/15/31	25,000	22,586
6.10%, 11/15/33	595,000	630,994
Thor Industries, Inc.
4.00%, 10/15/29	462,000	438,870
Time Warner Cable LLC
6.55%, 05/01/37	35,000	34,713
T-Mobile U.S.A., Inc.
3.88%, 04/15/30	109,000	105,642
2.70%, 03/15/32	260,000	231,154
5.05%, 07/15/33	108,000	107,855
5.75%, 01/15/34Δ	607,000	628,715
4.50%, 04/15/50	125,000	100,963
5.85%, 02/15/56	112,000	108,347
TransDigm, Inc.
6.75%, 08/15/28 144A	55,000	55,617
6.88%, 12/15/30 144A	900,000	925,537
6.38%, 05/31/33 144A	560,000	565,702
Travel + Leisure Co.
6.00%, 04/01/27	5,000	5,010
4.50%, 12/01/29 144A	110,000	106,500
4.63%, 03/01/30 144A	70,000	67,818
Trimble, Inc.
6.10%, 03/15/33Δ	280,000	292,468
TriNet Group, Inc.
3.50%, 03/01/29 144A	860,000	812,239
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 144A	500,000	472,043
U.S. Foods, Inc.
5.75%, 04/15/33 144A Δ	10,000	10,019
Uber Technologies, Inc.
0.88%, 12/01/28 CONV	111,000	132,978
4.80%, 09/15/34	70,000	68,715
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.80%, 09/15/35Δ	$50,000	$48,648
UGI Corporation
5.00%, 06/01/28 CONV	14,000	18,758
UGI International LLC
2.50%, 12/01/29(E)	100,000	108,366
UKG, Inc.
6.88%, 02/01/31 144A	10,000	9,721
Union Pacific Corporation
3.25%, 02/05/50	572,000	393,683
United Rentals North America, Inc.
5.38%, 11/15/33 144A	228,000	224,739
6.13%, 03/15/34 144A	255,000	261,740
Uniti Group LP
6.50%, 02/15/29 144A	30,000	29,787
8.63%, 06/15/32 144A Δ	400,000	417,624
Univision Communications, Inc.
8.50%, 07/31/31 144A	500,000	502,543
USI, Inc.
7.50%, 01/15/32 144A	500,000	505,337
UWM Holdings LLC
6.25%, 03/15/31 144A	500,000	446,002
Valaris, Ltd.
8.38%, 04/30/30 144A	500,000	519,459
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	30,000	32,304
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 09/30/29 144A ρ Δ ^	550,000	537,259
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30 144A	139,000	142,286
7.50%, 05/01/33 144A	221,000	242,648
6.50%, 01/15/34 144A	250,000	260,610
6.50%, 06/15/34 144A	71,000	74,002
7.75%, 05/01/35 144A	170,000	190,731
6.75%, 01/15/36 144A	15,000	15,912
Veralto Corporation
4.15%, 09/19/31(E)	188,000	220,961
Verizon Communications, Inc.
2.36%, 03/15/32	250,000	218,532
5.50%, 02/23/54Δ	15,000	14,162
(Variable, UK Gilts 5Y + 1.82%), 5.74%, 06/15/56(U) ^	300,000	396,843
(Variable, UK Gilts 5Y + 1.71%), 5.74%, 08/15/56(U) ^	200,000	261,278
Vertiv Holdings Co.
5.80%, 03/15/56	45,000	44,321
VF Corporation
4.25%, 03/07/29(E)	100,000	115,148
Viatris, Inc.
4.00%, 06/22/50	155,000	106,485
Viper Energy Partners LLC
5.70%, 08/01/35Δ	340,000	345,586
Virtusa Corporation
7.13%, 12/15/28 144A	300,000	237,937
Visa, Inc.
3.88%, 05/15/44(E)	225,000	254,358
	Par	Value
Vistra Operations Co. LLC
4.70%, 01/31/31 144A	$390,000	$382,749
6.88%, 04/15/32 144A	30,000	31,084
5.25%, 04/30/33 144A	60,000	59,576
5.70%, 12/30/34 144A	40,000	40,455
5.25%, 10/15/35 144A	35,000	34,062
5.35%, 01/31/36 144A	411,000	402,969
5.55%, 04/30/36 144A	60,000	59,728
VMware LLC
2.20%, 08/15/31	140,000	123,332
Vulcan Materials Co.
5.70%, 12/01/54Δ	222,000	220,451
Walker & Dunlop, Inc.
6.63%, 04/01/33 144A Δ	500,000	508,248
Wand NewCo 3, Inc.
7.63%, 01/30/32 144A Δ	10,000	10,349
WEA Finance LLC REIT
2.88%, 01/15/27 144A	309,000	306,060
4.13%, 09/20/28 144A Δ	167,000	164,456
WEC Energy Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.91%), 5.63%, 05/15/56^	30,000	29,835
Wells Fargo & Co.
(Variable, U.S. SOFR + 1.51%), 3.53%, 03/24/28^	162,000	160,829
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	90,000	83,337
(Variable, U.S. SOFR + 1.50%), 3.35%, 03/02/33^	246,000	226,192
(Variable, U.S. SOFR + 1.99%), 5.56%, 07/25/34^	45,000	46,099
(Variable, U.S. SOFR + 1.34%), 4.89%, 09/15/36^	275,000	268,391
(Variable, U.S. SOFR + 1.10%), 4.96%, 01/23/37Δ ^	137,000	133,801
Western Midstream Operating LP
4.05%, 02/01/30	20,000	19,381
6.15%, 04/01/33	265,000	276,510
5.45%, 11/15/34	95,000	94,531
5.50%, 12/15/35	31,000	30,686
5.70%, 07/01/36Δ	357,000	357,777
5.45%, 04/01/44	10,000	9,114
5.30%, 03/01/48	50,000	43,564
5.50%, 08/15/48	5,000	4,460
5.25%, 02/01/50Δ	25,000	21,703
Westinghouse Air Brake Technologies Corporation
5.61%, 03/11/34	203,000	208,542
5.50%, 05/29/35	190,000	194,218
Westlake Corporation
5.55%, 11/15/35Δ	25,000	24,795
6.38%, 11/15/55Δ	25,000	24,705
Weyerhaeuser Co. REIT
6.88%, 12/15/33	250,000	274,891
Whistler Pipeline LLC
5.70%, 09/30/31 144A	30,000	30,811
5.95%, 09/30/34 144A	35,000	35,911

See Notes to Financial Statements.

	Par	Value
White Cap Supply Holdings LLC
7.38%, 11/15/30 144A	$500,000	$507,428
Williams Cos., Inc. (The)
5.15%, 03/15/34	115,000	114,937
Willis North America, Inc.
5.15%, 03/15/36Δ	28,000	27,465
WMG Acquisition Corporation
3.75%, 12/01/29 144A	434,000	415,696
3.88%, 07/15/30 144A	402,000	381,107
WPP 2025 LLC
6.50%, 03/30/36	160,000	156,830
WR Grace Holdings LLC
5.63%, 08/15/29 144A Δ	20,000	18,814
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31 144A	650,000	693,573
Yondr JK 1 LLC
6.88%, 06/30/31 144A	400,000	401,302
Yum! Brands, Inc.
4.63%, 01/31/32	255,000	244,123
ZF North America Capital, Inc.
6.88%, 04/14/28 144A Δ	150,000	153,521
6.75%, 04/23/30 144A	150,000	148,869
Zoetis, Inc.
0.25%, 06/15/29 144A CONV	12,000	10,920
Total Corporate Bonds (Cost $185,251,911)		184,718,712
FOREIGN BONDS — 51.4%
Angola — 0.3%
Angolan Government International Bond
9.24%, 01/15/31 144A	216,000	223,852
9.38%, 03/31/33 144A	1,998,000	2,046,852
		2,270,704
Argentina — 0.4%
Argentine Republic Government International Bond
(Step to 4.75% on 7/9/27), 4.13%, 07/09/35 STEP	65,000	52,098
5.00%, 01/09/38 STEP	1,200,000	1,002,600
(Step to 4.88% on 7/9/29), 3.50%, 07/09/41 STEP	1,000,000	750,000
Provincia de Cordoba
8.60%, 02/03/35 144A	1,016,000	1,012,190
		2,816,888
Australia — 1.2%
APA Infrastructure, Ltd.
5.13%, 09/16/34 144A Δ	167,000	165,318
2.50%, 03/15/36(U)	305,000	308,815
5.75%, 09/16/44 144A	276,000	273,282
Australia Government Bond
1.00%, 12/21/30(A)	246,000	147,180
4.25%, 12/21/35(A)	467,000	312,050
2.75%, 05/21/41(A)	3,112,000	1,655,654
BHP Billiton Finance, Ltd.
3.64%, 09/04/35(E)	400,000	453,618
	Par	Value
Commonwealth Bank of Australia
2.69%, 03/11/31 144A	$500,000	$452,311
3.78%, 03/14/32 144A	200,000	187,174
Currenta Group Holdings S.a.r.l.
5.50%, 05/15/30(E)	100,000	115,957
Fortescue Treasury Pty, Ltd.
4.38%, 04/01/31 144A Δ	910,000	866,621
Goodman Australia Finance Pty, Ltd. REIT
3.88%, 04/29/33(E)	419,000	479,309
IREN, Ltd.
1.00%, 06/01/33 144A CONV	11,000	12,161
Mineral Resources, Ltd.
9.25%, 10/01/28 144A	11,000	11,362
7.00%, 04/01/31 144A	20,000	20,717
NBN Co., Ltd.
3.38%, 11/29/32(E)	647,000	739,778
New South Wales Treasury Corporation
3.50%, 11/20/37(A)	225,000	129,979
Northern Star Resources, Ltd.
6.13%, 04/11/33 144A	472,000	489,625
Northern Territory Treasury Corporation
6.00%, 04/21/39(A)	300,000	211,625
Queensland Treasury Corporation
3.38%, 03/18/36(E) 144A	181,000	207,050
Santos Finance, Ltd.
5.75%, 11/13/35 144A	566,000	570,835
Transurban Finance Co. Pty, Ltd.
4.23%, 04/26/33(E)	335,000	396,453
4.03%, 11/26/37(E)	100,000	114,443
Treasury Corporation of Victoria
3.63%, 09/29/40(E)	200,000	227,665
		8,548,982
Austria — 0.1%
Benteler International Austria GmbH
7.25%, 06/15/31(E)	100,000	121,594
Supernova Invest GmbH
5.00%, 06/24/30(E)	200,000	234,447
		356,041
Belgium — 0.3%
Crelan SA
(Variable, EURIBOR ICE SWAP RATE + 2.85%), 6.00%, 02/28/30(E) ^	400,000	487,951
Kingdom of Belgium Government Bond
3.40%, 06/22/36(E) 144A	526,000	599,667
Ministeries Van de Vlaamse Gemeenschap
3.38%, 06/22/35(E)	500,000	566,858
3.68%, 06/22/40(E)	200,000	221,997
Proximus SADP
(Variable, EURIBOR ICE Swap Rate 5Y + 2.41%), 4.75%, 07/02/31(E) ρ ^	100,000	116,347
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
VGP NV
2.25%, 01/17/30(E)	$100,000	$107,937
		2,100,757
Bermuda — 0.1%
Bermuda Government International Bond
2.38%, 08/20/30 144A	203,000	184,422
5.00%, 07/15/32 144A	300,000	302,844
5.00%, 07/15/32	392,000	395,716
		882,982
Brazil — 1.1%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/31(B) †††	3,118,000	524,329
10.00%, 01/01/35(B) †††	29,988,000	4,649,280
Brazilian Government International Bond
6.63%, 03/15/35	792,000	813,899
7.13%, 05/13/54	1,492,000	1,503,563
Samarco Mineracao SA PIK
9.50%, 06/30/311	824,628	829,486
		8,320,557
Bulgaria — 0.1%
Bulgaria Government International Bond
4.38%, 05/13/31(E)	12,000	14,539
3.63%, 09/05/32(E)	11,000	12,801
3.38%, 07/18/35(E)	451,000	503,372
5.00%, 03/05/37	392,000	383,384
		914,096
Canada — 3.6%
1011778 BC ULC
3.88%, 01/15/28 144A	10,000	9,817
3.50%, 02/15/29 144A Δ	40,000	38,462
5.63%, 09/15/29 144A	100,000	100,647
4.00%, 10/15/30 144A	216,000	204,039
1261229 BC, Ltd.
10.00%, 04/15/32 144A	400,000	405,402
Alimentation Couche-Tard, Inc.
3.90%, 04/21/33(E)	378,000	437,407
B2Gold Corporation
2.75%, 02/01/30 144A CONV	13,000	18,112
Bausch Health Cos., Inc.
4.88%, 06/01/28 144A	460,000	425,705
Bell Telephone Co. of Canada
(Variable, Canadian Government Bonds 5Y Note + 2.95%), 5.63%, 03/27/55(C) ^	431,000	307,342
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.88%, 09/15/55Δ ^	145,000	148,293
Bombardier, Inc.
7.25%, 07/01/31 144A	20,000	20,952
6.75%, 06/15/33 144A	600,000	621,829
Brookfield Asset Management, Ltd.
5.80%, 04/24/35Δ	40,000	40,895
	Par	Value
Bruce Power LP
2.68%, 12/21/28(C)	$167,000	$115,849
4.70%, 06/21/31(C)	152,000	111,417
4.27%, 12/21/34(C)	527,000	371,811
Canadian Government Bond
4.00%, 03/01/29(C)	132,000	95,820
1.50%, 12/01/31(C)	12,300,000	7,998,664
2.75%, 12/01/55(C)	1,046,000	603,656
Canadian Natural Resources, Ltd.
5.00%, 12/15/29Δ	410,000	414,203
5.40%, 12/15/34	125,000	126,378
Cenovus Energy, Inc.
5.40%, 03/20/36	52,000	51,578
Choice Properties Real Estate Investment Trust
4.63%, 08/08/35(C)	756,000	538,971
Eldorado Gold Corporation
6.25%, 09/01/29 144A	650,000	649,105
Element Fleet Management Corporation
6.32%, 12/04/28 144A	141,000	145,863
5.04%, 03/25/30 144A	314,000	315,845
Empire Communities Corporation
9.75%, 05/01/29 144A	400,000	414,015
Enbridge, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%), 7.20%, 06/27/54^	32,000	34,024
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.31%), 5.75%, 07/15/80^	23,000	23,147
(Variable, Canadian Government Bonds 5Y Note + 3.54%), 5.00%, 01/19/82(C) ^	433,000	308,049
Fairfax Financial Holdings, Ltd.
4.25%, 12/06/27(C)	422,000	301,181
5.75%, 05/20/35	260,000	266,276
6.35%, 03/22/54Δ	258,000	263,935
Garda World Security Corporation
8.38%, 11/15/32 144A	420,000	430,090
GFL Environmental, Inc.
4.38%, 08/15/29 144A	65,000	63,236
6.75%, 01/15/31 144A	38,000	39,141
Government of Newfoundland and Labrador
2.65%, 10/17/50(C)	1,951,000	973,533
IAMGOLD Corporation
5.75%, 10/15/28 144A	500,000	498,755
Keyera Corporation
(Variable, Canadian Government Bonds 5Y Note + 4.66%), 5.95%, 03/10/81(C) ^	278,000	204,885
Mattamy Group Corporation
6.00%, 12/15/33 144A	650,000	624,696
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31 144A	260,000	230,201
Open Text Corporation
6.90%, 12/01/27 144A	63,000	64,454

See Notes to Financial Statements.

	Par	Value
3.88%, 02/15/28 144A	$70,000	$68,260
Pembina Pipeline Corporation
(Variable, Canadian Government Bonds 5Y Note + 4.17%), 4.80%, 01/25/81(C) ^	288,000	203,026
Province of Alberta Canada
3.38%, 03/24/36(E)	400,000	459,663
3.45%, 12/01/43(C)	1,154,000	722,404
Province of British Columbia Canada
3.50%, 05/29/40(E)	188,000	210,797
2.95%, 06/18/50(C)	506,000	272,468
Province of Ontario Canada
3.80%, 12/02/34(C)	959,000	685,486
4.45%, 11/20/35	1,070,000	1,054,208
Province of Quebec Canada
3.25%, 05/22/35(E)	148,000	169,143
5.10%, 06/04/35(A)	193,000	131,731
Province of Saskatchewan Canada
3.25%, 09/24/35(E)	187,000	212,826
Rogers Communications, Inc.
3.80%, 03/15/32Δ	66,000	61,567
4.25%, 04/15/32(C)	745,000	531,517
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 7.00%, 04/15/55Δ ^	170,000	174,039
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 04/15/55^	55,000	56,533
Royal Bank of Canada
(Variable, Euribor 3M + 0.85%), 3.75%, 08/03/34(E) ^	530,000	611,332
TELUS Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.63%, 06/09/56^	45,000	44,909
TransCanada PipeLines, Ltd.
4.61%, 06/24/36	284,000	202,214
5.36%, 06/24/56	284,000	204,027
Videotron, Ltd.
3.63%, 06/15/29 144A	280,000	270,117
WSP Global, Inc.
5.04%, 09/18/31 144A	178,000	176,828
5.71%, 09/18/36 144A	568,000	562,173
		26,142,948
Chile — 0.9%
Chile Electricity Lux Mpc II S.a.r.l.
5.58%, 10/20/35	552,290	561,464
Chile Government International Bond
5.65%, 01/13/37	1,291,000	1,343,673
5.33%, 01/05/54Δ	1,662,000	1,605,201
3.10%, 01/22/61	970,000	609,451
3.25%, 09/21/71Δ	800,000	506,040
Corp Nacional del Cobre de Chile
5.95%, 01/08/34	585,000	603,237
5.53%, 01/30/37 144A	232,000	229,113
	Par	Value
Empresa Nacional del Petroleo
5.95%, 07/30/34	$591,000	$604,188
Engie Energia Chile SA
6.38%, 04/17/34	591,000	619,250
		6,681,617
China — 2.2%
Avolon Holdings Funding, Ltd.
5.75%, 03/01/29 144A	321,000	327,508
5.38%, 05/30/30 144A	65,000	65,673
4.70%, 01/30/31 144A	83,000	81,558
4.95%, 10/15/32 144A	463,000	451,990
4.85%, 04/01/33 144A	80,000	77,463
China Government Bond
3.13%, 11/21/29(Y)	16,150,000	2,532,271
1.63%, 10/25/30(Y)	14,150,000	2,105,216
2.88%, 02/25/33(Y)	36,820,000	5,901,956
2.27%, 05/25/34(Y)	15,100,000	2,336,281
1.83%, 08/25/35(Y)	11,900,000	1,770,040
		15,649,956
Colombia — 0.5%
Colombia Government International Bond
7.38%, 04/25/30	800,000	844,800
6.13%, 01/21/31	986,000	996,796
5.63%, 02/19/36(E)	636,000	723,963
7.75%, 11/07/36Δ	1,119,000	1,222,228
		3,787,787
Costa Rica — 0.3%
Costa Rica Government International Bond
7.30%, 11/13/54 144A Δ	200,000	226,245
7.30%, 11/13/54	1,585,000	1,792,992
		2,019,237
Croatia — 0.1%
Erste & Steiermaerkische Banka d.d.
(Variable, Euribor 3M + 1.15%), 4.13%, 05/27/32(E) ^	400,000	463,361
Cyprus — 0.0%
Bank of Cyprus PCL
(Variable, Euribor 3M + 1.00%), 3.88%, 05/20/31(E) ^	260,000	298,269
Czech Republic — 0.2%
Ceska sporitelna AS
(Variable, Euribor 3M + 1.05%), 3.66%, 02/11/33(E) ^	200,000	226,396
CPI Property Group SA
4.00%, 01/22/28(U) STEP	100,000	129,152
Czech Republic Government Bond
5.30%, 09/19/35(ZE)	9,930,000	494,164
EP Infrastructure AS
4.13%, 02/27/33(E)	404,000	456,976
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.38%, 01/29/34(E)	$156,000	$177,980
		1,484,668
Denmark — 0.2%
Arla Foods amba
3.38%, 05/22/29(E)	140,000	160,636
Genmab A/S
6.25%, 12/15/32 144A	600,000	611,798
ISS Global A/S
3.50%, 05/11/31(E)	460,000	524,804
Novonesis Novozymes B
3.63%, 03/19/33(E)	280,000	322,491
Orsted AS
(Variable, EUR Swap Rate 5Y + 2.62%), 5.25%, 12/08/99(E) ^	100,000	117,124
		1,736,853
Dominican Republic — 0.3%
Dominican Republic International Bond
7.05%, 02/03/31	168,000	176,996
6.60%, 06/01/36Δ	867,000	906,449
6.95%, 03/15/37Δ	841,000	893,310
		1,976,755
Ecuador — 0.3%
Ecuador Government International Bond
8.75%, 01/29/34 144A	300,000	303,300
6.90%, 07/31/35 STEP	409,294	376,755
9.25%, 01/29/39 144A	500,000	514,500
(Step to 5.50% on 7/31/26), 5.00%, 07/31/40 STEP	1,438,000	1,206,870
		2,401,425
Egypt — 0.2%
Egypt Government International Bond
5.80%, 09/30/27	200,000	200,363
5.88%, 02/16/31	585,000	571,529
7.30%, 09/30/33Δ	550,000	550,058
7.90%, 02/21/48	200,000	183,827
		1,505,777
Finland — 0.0%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28(E)	100,000	114,099
France — 3.0%
Altice France SA
9.50%, 11/01/29 144A	400,000	406,354
4.75%, 10/15/30(E)	98,974	110,344
Atos Group
(Step to 9.73% on 12/18/26), 9.36%, 12/18/29(E) STEP	100,000	131,288
Autoroutes du Sud de la France SA
3.38%, 01/19/34(E)	200,000	226,054
BNP Paribas SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.88%, 12/15/33 144A ρ ^	415,000	414,976
	Par	Value
BPCE SA
0.25%, 01/14/31(E)	$400,000	$400,519
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	442,000	390,890
Bpifrance SACA
2.00%, 09/02/30(E)	100,000	109,688
Caisse d'Amortissement de la Dette Sociale
4.00%, 03/03/33 144A	530,000	511,537
Credit Agricole SA
3.88%, 02/16/38(E)	400,000	452,546
Dassault Systemes SE
3.38%, 06/16/31(E)	300,000	344,230
Electricite de France SA
4.63%, 01/25/43(E)	300,000	345,254
4.63%, 05/07/45(E) Δ	200,000	227,965
Elior Group SA
5.63%, 03/15/30(E)	100,000	112,569
Engie SA
3.25%, 01/11/32(E)	500,000	568,464
Fnac Darty SA
6.00%, 04/01/29(E)	100,000	118,065
Forvia SE
5.50%, 06/15/31(E)	100,000	117,291
FR Bondco SAS
6.88%, 10/31/32(E)	350,000	403,117
French Republic Government Bond OAT
2.75%, 02/25/29(E) 144A	457,000	522,247
2.70%, 02/25/31(E) 144A	3,910,000	4,419,639
0.00%, 11/25/31(E) 144A	581,000	564,863
3.50%, 11/25/35(E) 144A	2,340,000	2,664,886
1.25%, 05/25/38(E) 144A	225,000	194,982
4.10%, 05/25/46(E) 144A	2,139,000	2,413,681
3.25%, 05/25/55(E) 144A	2,454,000	2,273,812
Holding d'Infrastructures des Metiers de l'Environnement SAS
4.88%, 10/24/29(E)	100,000	117,143
Iliad Holding SAS
5.63%, 10/15/28(E)	100,000	115,039
New Immo Holding SA
4.95%, 11/14/30(E)	100,000	114,096
Nexans SA
4.25%, 03/11/30(E)	100,000	116,749
Orange SA
3.13%, 11/13/31(E)	500,000	566,549
Paprec Holding SA
4.50%, 07/15/32(E)	100,000	114,504
RCI Banque SA
3.63%, 02/22/30(E)	300,000	343,214
3.63%, 11/03/32(E)	100,000	111,641
Renault SA
3.88%, 09/30/30(E)	100,000	114,080
Societe Generale SA
(Variable, Euribor 3M + 1.40%), 3.75%, 09/02/33(E) ^	200,000	227,827
(Variable, U.S. SOFR + 1.51%), 5.40%, 08/08/34 144A ^	405,000	402,680

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. SOFR + 1.73%), 5.44%, 10/03/36 144A ^	$240,000	$236,663
Thales SA
4.25%, 10/18/31(E)	200,000	239,251
Unibail-Rodamco-Westfield SE REIT
(Variable, EUR Swap Rate 5Y + 2.51%), 4.88%, 07/04/30(E) ρ ^	100,000	115,841
3.88%, 04/21/33(E)	300,000	344,145
Valeo SE
5.13%, 05/20/31(E)	100,000	118,190
Veolia Environnement SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.05%), 4.37%, 05/20/30(E) ρ ^	100,000	115,552
		21,958,425
Germany — 1.9%
Aroundtown SA
3.00%, 10/16/29(U)	180,000	221,588
Bundesobligation
1.30%, 10/15/27(E)	340,000	382,713
2.40%, 04/18/30(E)	2,200,000	2,499,673
2.50%, 04/16/31(E)	1,108,000	1,260,420
Bundesrepublik Deutschland Bundesanleihe
2.60%, 08/15/35(E)	2,025,000	2,270,969
2.90%, 02/15/36(E)	1,658,000	1,900,732
1.00%, 05/15/38(E)	144,000	131,319
2.50%, 07/04/44(E)	299,000	304,951
2.50%, 08/15/54(E)	349,000	333,517
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30(E)	100,000	118,578
Continental AG
2.88%, 06/09/29(E)	100,000	113,267
Ctec II GmbH
5.25%, 02/15/30(E) Δ	100,000	110,306
Deutsche Bank AG
(Variable, U.S. SOFR + 1.30%), 4.95%, 08/04/31^	510,000	508,318
(Variable, U.S. SOFR + 3.65%), 7.08%, 02/10/34^	369,000	398,463
Deutsche Lufthansa AG
(Variable, EURIBOR ICE Swap Rate 5Y + 2.86%), 5.25%, 01/15/55(E) Δ ^	100,000	116,778
Fressnapf Holding SE
5.25%, 10/31/31(E)	100,000	116,706
Gruenenthal GmbH
4.63%, 11/15/31(E)	100,000	114,894
Heidelberg Materials AG
3.50%, 10/10/29(E)	300,000	345,780
Norddeutsche Landesbank-Girozentrale
(Variable, EURIBOR ICE Swap Rate 5Y + 2.95%), 5.63%, 08/23/34(E) ^	100,000	119,785
Progroup AG
5.38%, 04/15/31(E)	100,000	117,037
	Par	Value
Rheinmetall AG
3.38%, 05/28/31(E)	$100,000	$114,640
Schaeffler AG
4.75%, 08/14/29(E)	100,000	116,837
5.38%, 04/01/31(E)	100,000	119,605
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29(E)	100,000	117,436
Vier Gas Transport GmbH
3.38%, 11/11/31(E)	500,000	568,947
3.63%, 09/08/33(E)	300,000	341,523
Volkswagen Bank GmbH
3.13%, 12/10/29(E)	200,000	226,048
3.50%, 06/19/31(E)	300,000	338,326
3.75%, 12/10/32(E)	300,000	338,733
Vonovia SE
4.50%, 11/12/40(E)	100,000	113,382
		13,881,271
Ghana — 0.0%
Ghana Government International Bond
(Step to 6.00% on 7/3/28), 5.00%, 07/03/35 STEP	55,000	51,065
Greece — 0.9%
Hellenic Republic Government Bond
3.38%, 06/16/36(E) 144A	4,620,000	5,209,972
4.13%, 06/15/54(E) 144A	1,199,000	1,345,868
		6,555,840
Guatemala — 0.4%
Central American Bottling Corporation
5.25%, 04/27/29	585,000	575,365
Energuate Trust 2 0
6.35%, 09/15/35 144A Δ	355,000	353,736
Guatemala Government Bond
6.05%, 08/06/31Δ	845,000	869,801
6.13%, 06/01/50 144A	1,200,000	1,207,404
		3,006,306
Hong Kong — 0.0%
Shimao Group Holdings, Ltd.
0.00%, 07/21/26 144A CONV »	174,238	3,920
Shimao Group Holdings, Ltd. PIK
Cash coupon 5.95% or PIK 6.00%, 07/21/31 144A 1	2,059	36
		3,956
Hungary — 1.3%
Hungary Government Bond
3.00%, 08/21/30(ZG)	101,180,000	301,257
3.25%, 10/22/31(ZG)	144,320,000	426,418
2.25%, 06/22/34(ZG)	189,690,000	499,151
7.00%, 10/24/35(ZG)	289,610,000	1,060,674
6.25%, 09/23/37(ZG)	273,450,000	965,260
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Hungary Government International Bond
5.50%, 06/16/34	$1,292,000	$1,315,544
6.00%, 09/26/35 144A	1,400,000	1,457,445
5.50%, 03/26/36	1,567,000	1,575,513
4.88%, 03/22/40(E)	193,000	232,170
6.75%, 09/23/55 144A Δ	1,144,000	1,248,273
MVM Energetika Zrt
6.50%, 03/13/31	392,000	409,672
		9,491,377
Iceland — 0.1%
Landsbankinn HF
3.75%, 10/08/29(E)	259,000	299,904
4.00%, 05/12/31(E)	471,000	545,022
3.63%, 11/03/32(E)	140,000	157,704
		1,002,630
India — 0.3%
Adani Transmission Step-One, Ltd.
4.25%, 05/21/36	255,905	231,913
Export-Import Bank of India
5.50%, 01/13/35	218,000	221,979
Indian Railway Finance Corporation, Ltd.
2.80%, 02/10/31	419,000	381,304
Muthoot Finance, Ltd.
7.13%, 02/14/28	602,000	610,868
Shriram Finance, Ltd.
6.15%, 04/03/28	611,000	619,985
		2,066,049
Indonesia — 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 02/03/36 144A	402,000	384,936
Star Energy Geothermal Wayang Windu, Ltd.
6.75%, 04/24/33	227,143	229,868
		614,804
Ireland — 0.5%
AerCap Ireland Capital DAC
5.75%, 06/06/28	150,000	152,949
3.30%, 01/30/32	600,000	548,599
4.95%, 09/10/34Δ	300,000	292,559
AIB Group PLC
(Variable, U.S. SOFR + 2.33%), 6.61%, 09/13/29 144A ^	344,000	356,967
(Variable, U.S. SOFR Index + 1.91%), 5.87%, 03/28/35 144A ^	555,000	575,061
eircom Finance DAC
5.00%, 04/30/31(E)	100,000	115,867
Glencore Capital Finance DAC
3.67%, 10/06/32(E)	100,000	114,442
Icon Investments Six DAC
5.81%, 05/08/27	302,000	304,418
	Par	Value
5.85%, 05/08/29	$204,000	$208,487
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	20,628
Linde PLC
3.63%, 06/12/34(E)	200,000	231,322
SMBC Aviation Capital Finance DAC
5.25%, 11/26/35 144A	651,000	640,590
Smurfit Kappa Treasury ULC
3.49%, 11/24/31(E)	100,000	114,006
		3,675,895
Israel — 0.4%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	115,000	113,814
5.88%, 03/30/31 144A	90,000	86,441
Israel Government International Bond
5.00%, 01/13/36	2,438,000	2,381,273
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	15,000	15,065
Nova, Ltd.
0.00%, 09/15/30 144A CONV »	10,000	18,494
		2,615,087
Italy — 3.5%
A2A SpA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.26%), 5.00%, 06/11/29(E) ρ ^	100,000	117,308
Enel SpA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.13%), 4.75%, 02/27/29(E) ρ ^	100,000	116,761
Eni SpA
4.25%, 05/19/33(E)	260,000	308,773
4.00%, 05/26/35(E)	460,000	532,203
6.00%, 05/18/56 144A	367,000	362,497
Fibercop SpA
1.63%, 01/18/29(E)	100,000	109,108
FIS Fabbrica Italiana Sintetici SpA
5.25%, 02/05/31(E)	400,000	463,217
Gruppo San Donato SpA
6.50%, 10/31/31(E) Δ	400,000	453,326
Immobiliare Grande Distribuzione SIIQ SpA REIT
4.45%, 11/04/30(E)	100,000	115,992
Intesa Sanpaolo SpA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 5.00%, 06/29/30 144A ^	215,000	215,283
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.20%, 06/29/32 144A ^	200,000	200,495
(Variable, Euribor 3M + 0.88%), 3.75%, 06/22/34(E) ^	490,000	561,376

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 6.01%, 06/29/37 144A ^	$950,000	$956,697
Italy Buoni Poliennali Del Tesoro
2.65%, 06/15/28(E)	93,000	106,181
2.85%, 02/01/31(E)	1,781,000	2,024,002
3.85%, 07/01/34(E)	305,000	359,830
1.45%, 03/01/36(E) 144A	9,980,000	9,457,988
3.85%, 10/01/40(E) 144A	9,000	10,191
4.10%, 04/30/46(E) 144A	4,467,000	5,054,510
3.25%, 09/01/46(E) 144A	110,000	109,910
2.45%, 09/01/50(E) 144A	113,000	93,702
4.30%, 10/01/54(E) 144A	1,853,000	2,095,479
Multiversity SpA
7.13%, 05/17/31(E)	500,000	594,681
Prysmian SpA
(Variable, EURIBOR ICE Swap Rate 5Y + 3.01%), 5.25%, 05/21/30(E) ρ ^	100,000	118,603
Telecom Italia SpA
3.63%, 09/30/30(E)	100,000	114,977
Terna - Rete Elettrica Nazionale
3.00%, 07/22/31(E)	650,000	733,595
UniCredit SpA
(Variable, Euribor 3M + 0.55%), 2.88%, 07/15/30(E) ^	430,000	486,980
		25,873,665
Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	100,000	115,840
5.88%, 10/17/31(E)	100,000	117,911
8.25%, 01/30/37	1,166,000	1,290,982
		1,524,733
Japan — 1.9%
Aircastle, Ltd.
6.50%, 07/18/28 144A	120,000	123,568
5.95%, 02/15/29 144A	35,000	35,859
5.75%, 10/01/31 144A	225,000	230,237
Japan Government Forty Year Bond
3.10%, 03/20/65(J)	282,200,000	1,485,666
Japan Government Ten Year Bond
0.20%, 09/20/32(J)	208,500,000	1,140,418
Japan Government Thirty Year Bond
0.40%, 03/20/50(J)	476,650,000	1,385,318
0.70%, 12/20/51(J)	406,550,000	1,218,812
2.40%, 03/20/55(J)	818,400,000	3,747,516
Japan Government Twenty Year Bond
0.40%, 09/20/40(J)	66,350,000	278,262
Japan Government Two Year Bond
0.90%, 09/01/27(J)	383,300,000	2,348,999
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.93%), 5.19%, 09/12/36Δ ^	566,000	562,387
Nissin Motor Co., Ltd.
5.25%, 07/17/29(E)	100,000	116,124
	Par	Value
SoftBank Corporation
3.94%, 06/30/32(E)	$376,000	$434,438
SoftBank Group Corporation
5.25%, 10/10/29(E)	100,000	115,068
Tokyo Metropolitan Government
4.25%, 05/07/30	400,000	397,493
		13,620,165
Jersey — 0.2%
AA Bond Co., Ltd.
5.50%, 07/31/50(U)	146,000	191,632
B&M European Value Retail PLC
6.50%, 11/27/31(U)	100,000	130,862
Heathrow Funding, Ltd.
5.63%, 02/05/34(U)	180,000	232,776
3.88%, 01/16/38(E)	250,000	282,493
5.88%, 05/13/43(U)	250,000	317,861
		1,155,624
Kazakhstan — 0.2%
Baiterek National Investment Holding JSC
5.20%, 05/06/33 144A	600,000	596,643
Kazakhstan Government International Bond
5.50%, 07/01/37 144A	383,000	392,204
Kazakhstan Temir Zholy National Co. JSC
4.88%, 04/29/31 144A	233,000	228,319
		1,217,166
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.75%, 06/03/30 144A	245,000	248,594
Latvia — 0.0%
Latvia Government International Bond
2.88%, 05/21/30(E)	27,000	30,795
Luxembourg — 0.2%
Adler Financing S.a.r.l. PIK
8.25%, 12/31/28(E) 1	70,095	90,479
Altice Financing SA
5.75%, 08/15/29 144A Δ	550,000	385,091
ArcelorMittal SA
6.75%, 03/01/41	160,000	172,680
Ephios Subco 3 S.a.r.l.
7.88%, 01/31/31(E)	100,000	120,703
Essendi SA
5.50%, 11/15/31(E)	100,000	116,137
Eurofins Scientific SE
(Variable, Euribor 3M + 4.24%), 6.75%, 04/24/28(E) ρ ^	100,000	119,896
SES SA
3.50%, 01/14/29(E)	100,000	113,116
		1,118,102
Malaysia — 0.0%
Petronas Capital, Ltd.
5.34%, 04/03/35	204,000	209,177
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Mexico — 1.8%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.21%), 8.13%, 01/08/39Δ ^	$392,000	$418,317
Cemex SAB de CV
3.88%, 07/11/31 144A Δ	400,000	377,257
Gruma SAB de CV
5.39%, 12/09/34	779,000	774,618
Mexican Bonos
7.75%, 05/29/31(M)	5,590,000	310,766
7.50%, 05/26/33(M)	49,360,000	2,639,283
8.00%, 02/21/36(M)	14,500,000	774,215
7.75%, 11/13/42(M)	6,120,000	299,274
8.00%, 07/31/53(M)	20,040,400	973,644
Mexico Government International Bond
4.88%, 05/19/33Δ	792,000	752,400
6.00%, 05/07/36	1,000,000	999,150
6.88%, 05/13/37	992,000	1,041,898
6.13%, 02/09/38	731,000	718,025
6.34%, 05/04/53	585,000	549,461
6.40%, 05/07/54	585,000	552,679
7.38%, 05/13/55	392,000	416,402
Petroleos Mexicanos
10.00%, 02/07/33	577,000	679,661
6.63%, 06/15/35Δ	575,000	558,663
		12,835,713
Morocco — 0.1%
OCP SA
6.75%, 05/02/34	585,000	614,923
Netherlands — 1.8%
Abertis Infraestructuras Finance BV
(Variable, EURIBOR ICE Swap Rate 5Y + 2.62%), 4.87%, 11/28/29(E) ρ ^	100,000	116,520
Airbus SE
3.38%, 05/13/33(E)	380,000	433,542
Akzo Nobel NV
3.63%, 06/16/29(E)	100,000	115,025
Arcadis NV
4.00%, 05/20/31(E)	210,000	241,128
Boels Topholding BV
5.75%, 05/15/30(E)	100,000	117,638
Brenntag Finance BV
3.38%, 10/02/31(E)	100,000	112,954
CTP NV
4.25%, 03/10/35(E)	200,000	228,542
Darling Global Finance BV
4.50%, 07/15/32(E)	100,000	115,366
E.ON International Finance BV
3.50%, 09/03/35(E)	280,000	315,781
5.88%, 10/30/37(U)	300,000	396,990
Eagle Funding Luxco S.a.r.l.
5.50%, 08/17/30 144A	711,000	714,768
	Par	Value
Enel Finance International NV
5.75%, 09/14/40(U)	$470,000	$600,703
5.50%, 06/15/52 144A	518,000	478,876
Ferrovial NV
3.63%, 09/18/32(E)	290,000	331,316
Galderma Finance Europe BV
3.38%, 03/17/31(E)	579,000	660,649
JBS NV
3.00%, 02/02/29Δ	45,000	43,204
3.75%, 12/01/31	50,000	46,767
3.63%, 01/15/32	779,000	722,340
6.75%, 03/15/34	13,000	14,193
5.95%, 04/20/35	135,000	139,341
5.50%, 01/15/36Δ	535,000	534,556
5.63%, 03/10/37 144A	142,000	141,497
6.50%, 12/01/52	346,000	351,609
6.38%, 02/25/55	115,000	115,619
Koninklijke KPN NV
(Variable, EURIBOR ICE Swap Rate 5Y + 1.97%), 4.88%, 06/18/29(E) ρ ^	100,000	117,769
0.88%, 12/14/32(E)	300,000	292,918
Lineage Europe Finco BV REIT
4.13%, 11/26/31(E)	100,000	114,103
LSEG Netherlands BV
3.00%, 11/06/31(E)	570,000	639,704
Magnum ICC Finance BV
3.75%, 11/26/34(E)	460,000	520,252
4.00%, 11/26/37(E)	370,000	417,342
Odido Group Holding BV
5.50%, 01/15/30(E) Δ	400,000	461,135
Odido Holding BV
3.75%, 01/15/29(E)	100,000	114,554
Q-Park Holding I BV
4.25%, 09/01/30(E)	100,000	115,725
RELX Finance BV
3.25%, 05/22/29(E)	130,000	149,252
Sandoz Finance BV
4.00%, 03/26/35(E)	565,000	656,880
Stellantis NV
(Variable, EURIBOR ICE Swap Rate 5Y + 4.24%), 6.88%, 12/16/33(E) ρ ^	100,000	111,610
4.00%, 03/19/34(E)	200,000	216,679
Summer BidCo BV PIK
8.88%, 01/31/31(E) 144A 1	424,594	502,159
Telefonica Europe BV
(Variable, EUR Swap Rate 7Y + 3.35%), 6.14%, 02/03/30(E) ρ ^	100,000	121,713
United Group BV
6.25%, 01/31/32(E)	100,000	117,475
UPCB Finance VII, Ltd.
3.63%, 06/15/29(E)	84,852	97,376
Wintershall Dea Finance 2 BV
(Variable, 3.32% - EUR Swap Rate 5Y), 3.00%, 07/20/28(E) ρ ^	100,000	111,195

See Notes to Financial Statements.

	Par	Value
ZF Europe Finance BV
3.00%, 10/23/29(E)	$100,000	$109,368
Ziggo Bond Co. BV
5.13%, 02/28/30 144A	700,000	616,220
Ziggo BV
2.88%, 01/15/30(E)	130,000	142,432
		12,834,785
New Zealand — 0.8%
New Zealand Government Bond
4.50%, 05/15/30(Z)	4,109,000	2,402,653
1.50%, 05/15/31(Z)	5,973,000	3,042,578
4.25%, 05/15/36(Z)	1,027,000	578,250
		6,023,481
Nigeria — 0.3%
Nigeria Government International Bond
6.50%, 11/28/27	440,000	443,315
7.88%, 02/16/32	882,000	921,493
8.63%, 01/13/36	400,000	434,632
8.63%, 01/13/36 144A	630,000	684,546
		2,483,986
Norway — 0.1%
Aker BP ASA
4.00%, 01/15/31 144A	230,000	221,563
4.00%, 05/29/32(E)	270,000	312,727
Norsk Hydro ASA
3.75%, 06/17/33(E)	120,000	138,677
Var Energi ASA
3.88%, 03/12/31(E)	230,000	264,873
		937,840
Oman — 0.1%
Oman Government International Bond
7.00%, 01/25/51	785,000	895,749
Pakistan — 0.1%
Pakistan Government International Bond
6.88%, 12/05/27	400,000	404,082
Panama — 0.1%
Panama Government International Bond
3.30%, 01/19/33	392,000	348,057
6.88%, 01/31/36Δ	392,000	428,505
		776,562
Paraguay — 0.2%
Paraguay Government International Bond
6.00%, 02/09/36	392,000	410,894
6.10%, 08/11/44	392,000	403,592
5.60%, 03/13/48	204,000	194,932
6.65%, 03/04/55 144A	595,000	640,518
		1,649,936
Peru — 0.7%
Corp Financiera de Desarrollo SA
5.50%, 05/06/30	489,000	496,729
	Par	Value
Peru Government Bond
6.85%, 08/12/35(ZB) 144A	$10,018,000	$3,079,485
Peruvian Government International Bond
5.38%, 02/08/35Δ	489,000	494,134
6.20%, 06/30/55	951,000	982,906
		5,053,254
Poland — 1.4%
Bank Gospodarstwa Krajowego
3.75%, 06/10/34(E)	540,000	622,801
5.75%, 07/09/34	585,000	608,438
6.25%, 07/09/54	392,000	402,119
Globalworth Real Estate Investments, Ltd.
6.25%, 03/31/30(E)	94,000	109,695
mBank SA
(Variable, Euribor 3M + 1.75%), 4.03%, 09/27/30(E) ^	200,000	232,994
(Variable, Euribor 3M + 1.35%), 3.77%, 03/03/32(E) ^	100,000	114,282
(Variable, Euribor 3M + 1.27%), 4.34%, 05/26/33(E) ^	200,000	233,592
ORLEN SA
6.00%, 01/30/35	392,000	406,182
Republic of Poland Government Bond
5.00%, 10/25/35(P)	3,500,000	916,995
Republic of Poland Government International Bond
1.88%, 02/13/29(J)	300,000,000	1,838,856
5.13%, 09/18/34	1,800,000	1,811,064
5.38%, 02/12/35	1,400,000	1,431,437
5.50%, 03/18/54	1,466,000	1,389,225
		10,117,680
Portugal — 0.1%
Caixa Geral de Depositos SA
(Variable, EURIBOR ICE SWAP RATE + 0.73%), 3.63%, 05/20/32(E) ^	300,000	344,762
EDP SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.05%), 4.75%, 05/29/54(E) ^	100,000	116,472
Transportes Aereos Portugueses SA
5.13%, 11/15/29(E) Δ	100,000	116,700
		577,934
Romania — 0.9%
Romanian Government International Bond
2.00%, 01/28/32(E)	935,000	929,244
5.25%, 05/30/32(E)	29,000	33,893
6.38%, 01/30/34	1,264,000	1,281,107
3.75%, 02/07/34(E)	835,000	865,183
5.75%, 03/24/35	1,342,000	1,302,078
5.75%, 07/04/36	930,000	891,105
7.50%, 02/10/37	1,250,000	1,352,428
6.75%, 07/11/39(E)	38,000	46,165
		6,701,203
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Saudi Arabia — 0.8%
Green Palm Bidco S.a.r.l.
5.96%, 06/30/41 144A Δ	$365,000	$369,074
Ma'aden Sukuk, Ltd.
5.25%, 02/13/30	585,000	589,068
5.50%, 02/13/35	585,000	592,068
Saudi Arabian Oil Co.
5.00%, 02/02/36 144A	442,000	432,683
6.38%, 06/02/55 144A	774,000	788,922
Saudi Government International Bond
4.88%, 01/12/36 144A Δ	2,751,000	2,708,028
4.50%, 10/26/46	590,000	491,164
		5,971,007
Serbia — 0.4%
Serbia International Bond
4.25%, 05/06/31(E) 144A	834,000	955,241
6.00%, 06/12/34	751,000	770,352
5.50%, 05/06/36 144A	900,000	883,179
Telecommunications Co. Telekom Srbija AD Belgrade
7.25%, 05/18/31 144A	596,000	594,929
		3,203,701
Singapore — 0.0%
P3 Group S.a.r.l.
3.75%, 04/02/33(E)	210,000	235,673
Seagate Data Storage Technology Pte., Ltd.
4.09%, 06/01/29 144A	5,000	4,869
9.63%, 12/01/32 144A	7,650	8,440
		248,982
Slovakia — 0.1%
Slovakia Government Bond
3.75%, 02/27/40(E)	28,000	31,583
Slovenska Sporitelna AS
3.50%, 07/06/30	200,000	228,495
SPP-Distribucia AS
1.00%, 06/09/31(E)	534,000	534,678
Tatra Banka AS
(Variable, Euribor 3M + 1.25%), 4.27%, 05/26/32(E) ^	200,000	231,475
		1,026,231
South Africa — 1.0%
Republic of South Africa Government Bond
9.00%, 01/31/40(S)	9,588,000	592,057
8.75%, 02/28/48(S)	42,000,000	2,521,492
Republic of South Africa Government International Bond
7.10%, 11/19/36	585,000	628,481
6.13%, 12/11/37 144A	800,000	787,484
7.95%, 11/19/54	1,285,000	1,390,163
7.25%, 12/11/55 144A	1,200,000	1,199,600
		7,119,277
	Par	Value
South Korea — 2.3%
Korea Development Bank (The)
4.00%, 01/28/31	$752,000	$740,367
Korea National Oil Corporation
4.50%, 03/30/29 144A	464,000	462,847
Korea Treasury Bond
1.88%, 06/10/29(KW)	9,800,000,000	6,007,222
1.38%, 06/10/30(KW)	3,407,880,000	2,002,864
2.50%, 09/10/30(KW)	11,821,000,000	7,223,856
NAVER Corporation
3.75%, 04/21/33(E)	280,000	322,574
		16,759,730
Spain — 1.7%
Abanca Corporation Bancaria SA
(Variable, EURIBOR ICE SWAP RATE + 0.97%), 3.75%, 06/09/34(E) ^	400,000	458,018
Adif Alta Velocidad
3.13%, 10/31/32(E)	400,000	455,497
Aena SME SA
3.50%, 01/22/36(E)	300,000	338,427
CaixaBank SA
3.38%, 06/26/35(E)	400,000	451,180
(Variable, Euribor 3M + 1.35%), 3.75%, 01/27/36(E) ^	600,000	684,242
Colonial SFL Socimi SA REIT
3.88%, 04/08/31(E)	300,000	346,513
El Corte Ingles SA
3.50%, 07/24/33(E)	300,000	337,197
Gestamp Automocion SA
4.38%, 10/15/30(E)	100,000	114,593
Grifols SA
7.13%, 05/01/30(E) 144A	360,000	428,880
7.50%, 05/01/30(E)	61,538	73,301
Mapfre SA
3.13%, 01/20/32(E)	400,000	452,273
Spain Government Bond
3.15%, 04/30/35(E) 144A	2,031,000	2,310,919
3.90%, 07/30/39(E) 144A	3,945,000	4,663,825
2.90%, 10/31/46(E) 144A	233,000	230,959
2.70%, 10/31/48(E) 144A	125,000	117,716
4.00%, 10/31/54(E) 144A	448,000	511,459
Unicaja Banco SA
(Variable, EURIBOR ICE SWAP RATE + 1.17%), 3.75%, 06/26/33(E) ^	400,000	456,447
		12,431,446
Supranational — 0.8%
Asian Infrastructure Investment Bank (The)
2.88%, 05/23/31(E)	429,000	491,442
Central American Bank for Economic Integration
3.75%, 01/22/29 144A	918,000	904,496

See Notes to Financial Statements.

	Par	Value
Corporación Andina de Fomento
4.13%, 06/30/28	$818,000	$815,816
European Bank for Reconstruction & Development
15.00%, 06/22/27(ZJ)	50,000,000	104,246
15.00%, 06/11/28(ZJ)	30,000,000	62,438
European Union
3.25%, 07/04/34(E)	28,000	32,391
3.38%, 10/04/39(E)	329,975	369,859
3.25%, 02/04/50(E)	145,000	148,152
International Bank for Reconstruction & Development
14.75%, 07/14/27(ZJ)	40,000,000	83,091
14.50%, 01/14/28(ZJ)	60,000,000	126,196
4.25%, 07/23/32(Z)	283,000	162,461
International Finance Corporation
15.00%, 03/02/27(ZJ)	10,000,000	20,507
14.75%, 11/19/27(ZJ)	130,000,000	267,165
4.50%, 10/02/28(U)	1,876,000	2,500,224
		6,088,484
Sweden — 0.4%
Assa Abloy AB
3.37%, 09/09/32(E)	360,000	410,862
Assemblin Caverion Group AB
6.25%, 07/01/30(E)	100,000	118,365
Fastighets AB Balder
4.00%, 02/19/32(E)	300,000	340,495
Heimstaden AB
8.38%, 01/29/30(E)	100,000	119,898
Intrum Investments And Financing AB
7.75%, 09/11/28(E) 144A	350,000	394,953
PPI Public Property Invest AB
4.63%, 03/12/30(E)	300,000	353,066
3.88%, 10/16/31(E)	100,000	113,227
Sveafastigheter AB
4.38%, 01/20/31(E)	200,000	230,998
Svenska Handelsbanken AB
3.50%, 04/29/33(E)	460,000	525,233
Verisure Holding AB
5.50%, 05/15/30(E)	100,000	117,617
		2,724,714
Switzerland — 0.5%
Swiss Confederation Government Bond
3.50%, 04/08/33(ZD)	178,000	269,707
1.25%, 06/27/37(ZD)	159,000	216,097
UBS Group AG
(Variable, USD SOFR ICE Swap Rate 1Y + 1.34%), 5.62%, 09/13/30 144A ^	415,000	424,806
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.31%), 4.38%, 02/10/31 144A ρ ^	410,000	376,597
(Variable, EURIBOR ICE SWAP RATE + 0.73%), 3.13%, 02/13/31(E) ^	470,000	532,928
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.75%, 02/11/33 144A ^	$620,000	$550,464
(Variable, U.S. SOFR + 1.29%), 4.84%, 11/06/33 144A ^	206,000	202,444
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	400,000	410,816
(Variable, U.S. SOFR + 1.76%), 5.58%, 05/09/36 144A ^	400,000	407,414
		3,391,273
Turkey — 0.9%
Turkiye Government Bond
36.00%, 08/12/26(T)	25,467,000	544,902
36.78%, 10/13/27(T)	16,408,000	351,050
Turkiye Government International Bond
5.95%, 01/15/31	779,000	767,296
5.88%, 06/26/31	754,000	739,794
7.25%, 05/29/32	779,000	803,377
7.63%, 05/15/34	843,000	887,312
6.95%, 09/16/35	769,000	771,969
6.88%, 01/14/38	1,800,000	1,770,221
		6,635,921
United Arab Emirates — 0.4%
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 05/08/34	1,173,000	1,201,665
5.25%, 10/02/54	1,171,000	1,083,225
MDGH GMTN RSC, Ltd.
3.38%, 03/28/32	420,000	386,898
		2,671,788
United Kingdom — 5.4%
Allied Universal Holdco LLC
4.88%, 06/01/28(U)	100,000	132,248
Arqiva Financing PLC
4.88%, 12/31/32(U)	186,333	244,803
Aviva PLC
(Variable, Euribor 3M + 3.05%), 4.63%, 08/28/56(E) ^	436,000	513,448
Azule Energy Finance PLC
8.25%, 01/22/31 144A Δ	284,000	284,396
Barclays PLC
(Variable, EURIBOR ICE SWAP RATE + 1.38%), 3.54%, 08/14/31(E) ^	200,000	229,244
Bellis Acquisition Co. PLC
8.13%, 05/14/30(U) Δ	100,000	124,771
BP Capital Markets BV
0.93%, 12/04/40(E)	223,000	167,103
BP Capital Markets PLC
(Variable, UK Gilts 5Y + 1.73%), 6.00%, 11/19/29(U) ρ ^	329,000	444,602
British Telecommunications, Ltd.
5.75%, 02/13/41(U)	200,000	253,228
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, UK Gilts 5Y + 3.82%), 8.38%, 12/20/83(U) ^	$100,000	$140,321
BUPA Finance PLC
6.63%, 11/18/45(U)	100,000	131,271
CD&R Firefly Bidco PLC
8.63%, 04/30/29(U)	300,000	410,424
Church Commissioners for England
3.63%, 07/14/52(U)	317,000	292,786
Co-operative Group Holdings 2011, Ltd.
7.50%, 07/08/26(U) STEP	100,000	133,103
Crh Finance UK PLC
4.13%, 12/02/29(U)	234,000	303,435
Edge Finco PLC
8.13%, 08/15/31(U)	500,000	695,796
Gatwick Airport Finance PLC
6.00%, 11/21/30(U)	100,000	132,011
Global Auto Holdings, Ltd.
11.50%, 08/15/29 144A	200,000	207,177
Hammerson PLC REIT
3.50%, 04/15/32(E)	654,000	732,693
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.29%), 5.13%, 03/03/31^	412,000	414,538
(Variable, U.S. SOFR + 1.57%), 5.24%, 05/13/31^	370,000	374,115
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.51%), 6.75%, 11/18/32ρ ^	200,000	201,414
(Variable, Euribor 3M + 1.16%), 4.09%, 05/12/36(E) ^	378,000	439,199
(Variable, U.S. SOFR + 1.55%), 5.28%, 03/10/37^	268,000	264,983
INEOS Finance PLC
6.38%, 04/15/29(E)	100,000	112,750
Investec PLC
(Variable, EURIBOR ICE SWAP RATE + 1.45%), 3.63%, 02/19/31(E) ^	100,000	114,479
Jerrold Finco PLC
7.50%, 06/15/31(U)	100,000	134,930
Kier Group PLC
9.00%, 02/15/29(U)	100,000	138,679
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 4.82%, 06/13/29^	300,000	300,453
(Variable, UK Gilts 5Y + 2.40%), 2.71%, 12/03/35(U) ^	100,000	118,350
(Variable, UK Gilts 5Y + 1.47%), 5.63%, 09/16/36(U) ^	294,000	389,674
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/29 144A	10,000	10,296
5.15%, 03/17/30 144A	462,000	460,866
6.50%, 03/26/31 144A	395,000	412,971
Mondi Finance PLC
3.75%, 05/18/33(E)	233,000	262,945
Motability Operations Group PLC
4.13%, 02/04/38(E)	100,000	113,624
	Par	Value
6.25%, 01/22/45(U)	$100,000	$130,351
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	375,000	370,270
(Variable, Euribor 3M + 1.16%), 3.63%, 09/03/34(E) ^	490,000	558,311
NatWest Markets PLC
3.13%, 01/13/31(E)	180,000	204,288
Omnicom Finance Holdings PLC
3.85%, 05/02/34(E)	500,000	567,372
Pension Insurance Corporation PLC
8.00%, 11/13/33(U)	200,000	290,379
Pinnacle Bidco PLC
10.00%, 10/11/28(U)	300,000	413,543
Rio Tinto Finance U.S.A. PLC
5.88%, 03/14/65Δ	75,000	76,362
Rolls-Royce Holdings PLC
3.88%, 05/20/36(E)	170,000	196,780
Sage Group PLC (The)
3.82%, 02/25/33(E)	100,000	113,461
2.88%, 02/08/34(U)	181,000	198,238
Santander UK Group Holdings PLC
(Variable, EURIBOR ICE SWAP RATE + 0.65%), 2.96%, 02/16/30(E) ^	100,000	113,275
Scottish Hydro Electric Transmission PLC
3.38%, 11/02/33(E)	380,000	427,383
Severn Trent Utilities Finance PLC
3.88%, 08/04/35(E)	347,000	395,110
5.88%, 07/31/38(U)	400,000	524,404
Smiths Group PLC
3.63%, 11/13/33(E)	560,000	631,350
South West Water Finance PLC
5.25%, 09/15/31(U)	100,000	131,453
United Kingdom Gilt
4.00%, 10/22/31(U)	7,166,924	9,353,131
4.25%, 06/07/32(U)	3,240,000	4,275,135
4.50%, 03/07/35(U)	6,465,000	8,453,042
1.25%, 10/22/41(U)	1,173,000	915,507
4.50%, 12/07/42(U)	243,000	295,606
4.38%, 07/31/54(U)	265,000	295,233
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U)	100,000	117,103
Vodafone Group PLC
5.75%, 06/28/54Δ	75,000	70,850
(Variable, 3.48% - EUR Swap Rate 5Y), 3.00%, 08/27/80(E) Δ ^	100,000	110,316
Wessex Water Services Finance PLC
1.50%, 09/17/29(U)	300,000	354,416
Zegona Finance PLC
6.75%, 07/15/29(E)	100,000	118,486
		39,538,281

See Notes to Financial Statements.

	Par	Value
Uruguay — 0.4%
Uruguay Government International Bond
8.50%, 03/15/28(UYU)	$7,548,000	$194,348
8.25%, 05/21/31(UYU)	15,341,000	398,831
8.25%, 05/21/31(UYU)	2,560,000	66,554
9.75%, 07/20/33(UYU)	34,615,000	960,729
8.00%, 10/29/35(UYU)	37,267,147	949,967
5.44%, 02/14/37	585,000	601,088
		3,171,517
Uzbekistan — 0.3%
Navoi Mining & Metallurgical Co.
6.70%, 10/17/28	681,000	698,763
Republic of Uzbekistan International Bond
12.25%, 04/13/29 144A 2	2,510,000,000	214,793
3.70%, 11/25/30	400,000	373,993
3.90%, 10/19/31	230,000	213,954
6.95%, 05/25/32 144A	470,000	504,348
6.95%, 05/25/32	392,000	420,647
		2,426,498
Total Foreign Bonds (Cost $379,573,205)		375,710,463
LOAN AGREEMENTS — 0.9%
Advanced Drainage Systems, Inc. 2026 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.63%), 5.25%, 02/28/33†	165,000	166,650
Amynta Agency Borrower, Inc. 2026 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.14%, 12/29/31†	109,658	108,379
Ardonagh Midco 3 Limited Syndicated Facility B
(Floating, ICE CME Term SOFR USD 6M + 3.00%), 6.62%, 02/15/31†	337,391	327,482
(Floating, ICE CME Term SOFR USD 6M + 3.00%), 6.73%, 02/15/31†	15,549	15,093
Asplundh Tree Expert LLC 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.39%, 05/23/31†	279,120	279,273
Baldwin Insurance Group Holdings LLC, The Refinancing Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.16%, 05/27/31†	7,265	7,129
Bausch + Lomb Corporation Fourth Amendment Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 7.39%, 01/15/31†	84,601	84,907
	Par	Value
BioMarin Pharmaceutical, Inc. Term Loan B
(Floating, ICE CME Term SOFR USD 6M + 1.75%), 5.43%, 04/27/33†	$340,000	$340,340
CACI International, Inc Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.39%, 03/09/33†	106,733	106,621
Core & Main LP Tranche F Term Loan
0.00%, 07/01/33† Σ	30,000	30,000
Coreweave Financing DDTL V LLC Delayed Draw Loan
0.00%, 11/15/31† Σ ≈	65,099	66,497
(Floating, ICE SOFR USD 1M + 4.50%), 8.12%, 11/15/31† ≈	17,758	18,140
CRC Insurance Group LLC Amendment No.1 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 6.48%, 05/06/31†	36,370	35,597
DaVita, Inc. Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.39%, 05/09/31†	343,478	343,558
Dayforce Bidco LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 6.66%, 02/04/33†	358,811	328,211
Discovery Global Holdings, Inc. Initial Dollar Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.14%, 06/03/33†	519,808	520,598
Edelman Financial Center LLC The 2026 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 7.64%, 12/01/31†	137,148	137,695
Hilton Domestic Operating Company, Inc. Series B-4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.40%, 11/08/30†	350,172	351,296
Lockton, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 5.66%, 05/09/33†	73,000	72,909
Medline Borrower LP Seventh Amendment Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.50%, 0.50% Floor), 5.14%, 05/30/33†	683,288	679,755
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Novelis Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.48%, 03/11/32†	$346,491	$346,318
NRG Energy, Inc. 2024 New Term Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.42%, 04/16/31†	464,905	465,098
Oak-Eagle Acquireco, Inc. Term Loan B-1
0.00%, 03/24/33† Σ	205,000	205,736
Open Text Corporation 2023 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 5.39%, 01/31/30†	48,604	47,663
PetSmart LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 7.65%, 08/18/32†	116,173	116,198
QXO Building Products, Inc. 2026 Incremental Term B Loan
0.00%, 07/01/33† Σ	90,591	90,502
Resideo Funding II LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.63%, 02/11/28†	30,132	30,188
Ryan Specialty LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 5.64%, 09/15/31†	22,655	22,641
SBA Senior Finance II LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.40%, 01/25/31†	58,787	58,927
Solstice Advanced Materials, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.41%, 10/29/32†	14,287	14,370
Standard Building Solutions, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 5.39%, 09/22/28†	68,681	68,825
Tory Burch LLC Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 7.64%, 04/30/31†	125,000	124,674
Trans Union LLC 2024 Refinancing Term B-8 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.39%, 06/24/31†	364,179	363,684
TransDigm, Inc. Tranche N Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.14%, 02/13/33†	39,900	39,945
	Par	Value
Trio BidCo LLC Closing Date Term B Loan
0.00%, 10/29/32† Σ	$7,119	$7,021
Trio BidCo LLC Delayed Draw Term B Loan
0.00%, 10/29/32† Σ	751	741
Wyndham Hotels & Resorts, Inc. 2024 Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.39%, 05/24/30†	352,972	353,763
Total Loan Agreements (Cost $6,409,367)		6,376,424
MORTGAGE-BACKED SECURITIES — 8.4%
A&D Mortgage Trust, Series 2026-NQM4, Class M1
6.40%, 06/25/71 144A † γ	155,000	155,440
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.37%, 06/15/40 144A †	45,000	45,262
Angel Oak Mortgage Trust, Series 2025-10, Class A1
4.96%, 09/25/70 144A † γ	218,968	217,080
Angel Oak Mortgage Trust, Series 2025-10, Class A3
(Step to 6.43% on 11/25/29), 5.37%, 09/25/70 144A STEP	219,827	218,080
Arixa Mortgage Trust, Series 2025-RTL1, Class A1
5.74%, 08/25/30 144A STEP	100,000	100,024
Arixa Mortgage Trust, Series 2026-RTL1, Class A1
6.05%, 05/25/31 144A STEP	100,000	100,125
Aspire Mortgage Trust, Series 2026-1, Class A1
4.86%, 01/25/66 144A † γ	461,546	456,647
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	73,593
BANK5, Series 2025-5YR17, Class A3
5.23%, 11/15/58	666,805	674,999
BAY Trust, Series 2026-MDWS, Class A
(Floating, CME Term SOFR 1M + 1.64%), 5.24%, 06/15/41 144A †	180,000	179,776
BAY Trust, Series 2026-MDWS, Class B
(Floating, CME Term SOFR 1M + 2.04%), 5.64%, 06/15/41 144A †	100,000	100,001
BAY Trust, Series 2026-MDWS, Class C
(Floating, CME Term SOFR 1M + 2.39%), 5.99%, 06/15/41 144A †	100,000	100,001

See Notes to Financial Statements.

	Par	Value
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A † γ	$100,000	$82,109
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 5.75%, 12/15/38 144A †	25,000	24,963
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 6.05%, 12/15/38 144A †	25,000	24,941
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 7.35%, 12/15/38 144A †	20,000	20,027
BRAVO Residential Funding Trust, Series 2026-NQM5, Class A3
(Step to 6.69% on 6/25/30), 5.72%, 06/25/66 144A STEP	158,889	158,710
Builder Circle Mortgage Trust, Series 2026-RTL1, Class A1
6.01%, 05/25/31 144A STEP	100,000	99,853
BX Commercial Mortgage Trust, Series 2025-BCAT, Class B
(Floating, CME Term SOFR 1M + 1.55%), 5.18%, 08/15/42 144A †	639,100	640,402
BX Trust, Series 2025-VLT6, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.07%, 03/15/42 144A †	415,000	414,993
BX Trust, Series 2026-ORBT, Class B
(Floating, CME Term SOFR 1M + 1.55%), 5.18%, 07/15/43 144A †	196,004	196,561
BX Trust, Series 2026-ORBT, Class C
(Floating, CME Term SOFR 1M + 1.75%), 5.38%, 07/15/43 144A †	295,289	295,469
BX Trust, Series 2026-RISE, Class D
(Floating, CME Term SOFR 1M + 2.00%), 5.63%, 04/15/41 144A †	100,000	100,452
CAFL Issuer LLC, Series 2026-R1, Class A1
6.77%, 03/25/36 144A STEP	153,363	153,118
Cardinal Mortgage Trust, Series 2025-RTL1, Class A1
5.59%, 11/25/30 144A STEP	100,000	99,847
COLT Mortgage Loan Trust, Series 2024-6, Class A1
(Step to 6.39% on 11/25/28), 5.39%, 11/25/69 144A STEP	139,748	139,741
COLT Mortgage Loan Trust, Series 2026-4, Class M1
5.88%, 06/25/71 144A	157,000	156,329
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 6.73%, 10/25/41 144A †	175,000	176,163
	Par	Value
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 5.60%), 9.23%, 07/25/42 144A †	$350,000	$365,716
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.75%), 7.38%, 12/25/42 144A †	365,000	378,160
Connecticut Avenue Securities Trust, Series 2025-R06, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 1.85%), 5.48%, 09/25/45 144A †	508,000	512,466
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 5.13%, 02/25/46 144A †	263,000	264,606
Cross Mortgage Trust, Series 2026-NQM6, Class M1
5.91%, 05/25/71 144A	155,000	154,251
Cross Mortgage Trust, Series 2026-NQM7, Class M1
6.00%, 06/25/71 144A	155,000	154,980
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/12/40 144A † γ	100,000	100,991
EFMT, Series 2026-NQM5, Class M1
6.35%, 06/25/71 144A	155,000	155,773
ELM Trust, Series 2024-ELM, Class C15
6.19%, 06/10/39 144A † γ	1,000,000	1,001,620
Extended Stay America Trust, Series 2026-ESH2, Class E
(Floating, CME Term SOFR 1M + 2.90%), 6.53%, 02/15/43 144A †	93,692	94,885
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	55,553	49,466
3.50%, 04/01/50	32,003	29,388
3.00%, 07/01/50	68,808	60,744
2.50%, 08/01/51	110,297	92,986
2.50%, 09/01/51	479,493	403,352
2.50%, 01/01/52	232,507	195,816
2.00%, 02/01/52	516,529	414,228
2.50%, 02/01/52	985,382	828,417
2.00%, 03/01/52	1,008,819	811,317
2.50%, 03/01/52	1,026,841	869,198
3.00%, 05/01/52	2,535,468	2,217,812
3.50%, 05/01/52	26,464	24,041
2.50%, 06/01/52	1,981,817	1,664,795
3.50%, 06/01/52	43,782	39,782
4.50%, 08/01/52	564,496	545,268
2.50%, 09/01/52	49,486	41,615
4.00%, 09/01/52	85,798	80,472
4.50%, 09/01/52	168,875	163,105
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.50%, 09/01/52	$302,444	$306,176
5.00%, 10/01/52	284,729	282,096
5.50%, 10/01/52	270,130	273,253
5.00%, 11/01/52	450,223	447,146
5.50%, 12/01/52	59,487	60,232
4.00%, 02/01/53	36,863	34,494
5.50%, 02/01/53	195,878	198,067
6.00%, 03/01/53	143,661	147,635
6.00%, 04/01/53	369,785	380,299
4.50%, 05/01/53	100,363	97,002
5.50%, 08/01/53	126,762	128,129
4.50%, 09/01/53	54,906	52,830
6.00%, 09/01/53	109,068	111,649
4.50%, 12/01/53	125,616	120,909
4.50%, 07/01/54	145,519	139,565
5.00%, 10/01/54	290,533	286,261
5.00%, 12/01/54	153,686	151,426
5.00%, 06/01/55	1,040,005	1,026,496
6.00%, 11/01/55	175,127	179,271
5.50%, 04/01/56	198,026	198,846
6.00%, 06/01/56	114,470	117,152
Federal Home Loan Mortgage Corporation REMIC, Series 5359
(Floating, U.S. 30-Day Average SOFR + 2.00%, 2.00% Floor, 7.00% Cap), 5.63%, 11/25/53†	981,141	1,002,776
Federal Home Loan Mortgage Corporation REMIC, Series 4851
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.65%, 08/15/57† IO	362,543	44,150
Federal Home Loan Mortgage Corporation REMIC, Series 4908
1.59%, 08/25/49† IO	556,766	60,274
Federal Home Loan Mortgage Corporation REMIC, Series 5034
2.50%, 11/25/50 IO	663,795	109,284
Federal Home Loan Mortgage Corporation REMIC, Series 5376
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.50% Cap), 4.73%, 01/25/54†	333,453	337,389
Federal Home Loan Mortgage Corporation REMIC, Series 5481
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor, 6.50% Cap), 5.13%, 12/25/54†	726,356	736,433
Federal Home Loan Mortgage Corporation REMIC, Series 5548
3.00%, 10/25/52 IO	227,697	36,700
Federal Home Loan Mortgage Corporation REMIC, Series 5575
(Floating, U.S. 30-Day Average SOFR + 3.95%), 7.58%, 09/25/55†	241,203	252,870
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class B1
(Floating, U.S. 30-Day Average SOFR + 4.75%), 8.38%, 02/25/42 144A †	365,000	373,353
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class B1
(Floating, U.S. 30-Day Average SOFR + 7.00%), 10.63%, 03/25/42 144A †	$355,000	$369,474
Federal National Mortgage Association
3.00%, 08/01/46	60,163	53,903
3.00%, 12/01/47	182,826	164,049
3.50%, 08/01/49	78,898	72,442
4.00%, 08/01/49	67,096	63,645
3.50%, 09/01/49	136,234	124,950
4.00%, 10/01/49	101,715	96,452
3.00%, 03/01/50	90,515	79,666
3.00%, 05/01/50	95,589	84,297
3.50%, 06/01/50	25,540	23,426
2.50%, 07/01/50	45,144	38,208
3.00%, 07/01/50	27,583	24,282
3.00%, 07/01/51	158,466	138,437
2.50%, 09/01/51	514,890	433,838
2.50%, 01/01/52	264,870	222,806
2.50%, 03/01/52	168,617	141,226
2.50%, 04/01/52	251,150	211,437
4.00%, 07/01/52	162,639	153,485
5.00%, 08/01/52	177,372	175,940
4.50%, 09/01/52	671,912	648,921
3.50%, 11/01/52	90,384	82,108
5.00%, 11/01/52	144,144	142,802
6.00%, 12/01/52	677,909	698,499
5.00%, 01/01/53	429,465	425,733
5.50%, 01/01/53	738,577	747,020
5.00%, 02/01/53	132,003	130,730
5.50%, 02/01/53	354,484	358,445
5.50%, 07/01/53	292,854	295,279
6.00%, 07/01/53	173,850	178,227
5.50%, 03/01/54	111,356	112,326
5.00%, 09/01/54	175,221	172,641
5.50%, 09/01/54	299,476	301,260
4.50%, 10/01/54	159,393	152,845
4.50%, 11/01/54	46,899	45,089
5.00%, 11/01/54	441,701	436,000
5.00%, 03/01/55	729,837	721,203
6.00%, 06/01/55	37,163	38,042
5.00%, 04/01/56	273,946	269,683
Federal National Mortgage Association REMIC, Series 2000-46
4.50%, 03/15/48	320,891	73,713
Federal National Mortgage Association REMIC, Series 2020-67
2.00%, 09/25/50 IO	329,688	43,534
Federal National Mortgage Association REMIC, Series 2021-1
2.50%, 02/25/51 IO	331,200	45,630

See Notes to Financial Statements.

	Par	Value
Federal National Mortgage Association REMIC, Series 2021-80
2.00%, 11/25/51	$562,314	$60,185
Federal National Mortgage Association REMIC, Series 2024-33
(Floating, U.S. 30-Day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 4.53%, 12/25/53†	513,872	517,444
Federal National Mortgage Association REMIC, Series 2024-69
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 6.50% Cap), 4.88%, 10/25/54†	567,860	569,818
Federal National Mortgage Association REMIC, Series 2024-88
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.03%, 12/25/54†	325,680	329,242
Federal National Mortgage Association REMIC, Series 2025-86
(Floating, U.S. 30-Day Average SOFR + 1.20%), 4.83%, 10/25/55†	1,307,087	1,314,841
FHLMC Multifamily Structured Pass-Through Certificates, Series K124
0.81%, 12/25/30† IO γ	425,020	11,417
FHLMC Multifamily Structured Pass-Through Certificates, Series K-128
0.61%, 03/25/31† IO γ	5,087,057	98,988
FHLMC Multifamily Structured Pass-Through Certificates, Series K-171
0.28%, 07/25/35† IO γ	37,024,475	457,028
FHLMC Multifamily Structured Pass-Through Certificates, Series K-174
0.02%, 10/25/35† IO γ	64,995,904	437,663
FHLMC Multifamily Structured Pass-Through Certificates, Series K-175
0.05%, 11/25/35† IO γ	49,068,906	447,293
FHLMC Multifamily Structured Pass-Through Certificates, Series K-547
0.41%, 05/25/30† IO γ	7,219,621	107,387
FHLMC Multifamily Structured Pass-Through Certificates, Series K751
0.39%, 03/25/61† IO γ	31,611,565	354,393
Freddie Mac Mscr Trust, Series 2026-MN14, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.70%), 5.29%, 06/25/46 144A †	184,000	184,765
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	14,238	13,930
	Par	Value
Government National Mortgage Association
5.00%, 12/31/49	$270,000	$266,836
5.50%, 12/31/49	195,000	195,989
4.50%, 09/20/52	158,255	153,437
5.00%, 11/20/52	88,723	88,051
5.00%, 03/20/53	142,568	141,401
5.50%, 07/20/53	42,759	43,291
5.50%, 10/20/53	33,308	33,820
5.00%, 01/20/54	42,017	41,625
5.50%, 02/20/54	120,488	121,819
4.50%, 04/20/54	133,892	128,840
4.50%, 09/20/54	54,939	52,879
4.50%, 08/20/55	58,811	56,553
Government National Mortgage Association, Series 2014-118
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 1.73%, 08/20/44† IO	714,355	73,894
Government National Mortgage Association, Series 2015-157
1.18%, 10/20/45† IO	496,128	41,671
Government National Mortgage Association, Series 2021-96
(Floating, 6.19% - CME Term SOFR 1M, 6.30% Cap), 1.83%, 06/20/51†	475,791	58,061
Government National Mortgage Association, Series 2021-98
(Floating, 6.19% - CME Term SOFR 1M, 6.30% Cap), 1.83%, 06/20/51†	1,100,921	135,379
Government National Mortgage Association, Series 2023-113
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 4.86%, 08/20/53†	1,092,064	1,101,152
Government National Mortgage Association, Series 2023-135
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 7.00% Cap), 5.01%, 09/20/53†	591,681	601,373
Government National Mortgage Association, Series 2023-146
(Floating, U.S. 30-Day Average SOFR + 1.35%, 1.35% Floor, 7.00% Cap), 4.96%, 10/20/53†	315,152	319,965
Government National Mortgage Association, Series 2023-149
(Floating, U.S. 30-Day Average SOFR + 1.30%, 1.30% Floor, 7.00% Cap), 4.91%, 10/20/53†	310,806	315,163
Government National Mortgage Association, Series 2023-189
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 4.81%, 12/20/53†	504,805	510,655
Government National Mortgage Association, Series 2024-97
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 6.50% Cap), 4.76%, 06/20/54†	922,396	927,740
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2025-115
(Floating, 5.35% - U.S. 30-Day Average SOFR), 1.74%, 07/20/55† IO	$641,575	$29,799
Government National Mortgage Association, Series 2025-177
(Floating, U.S. 30-Day Average SOFR + 0.80%), 4.41%, 08/20/65†	515,666	516,402
Government National Mortgage Association, Series 2025-63
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 6.50% Cap), 4.86%, 04/20/55†	704,915	710,223
Government National Mortgage Association, Series 2025-89
(Floating, U.S. 30-Day Average SOFR + 3.95%, 8.25% Cap), 7.56%, 05/20/55†	244,494	251,535
Government National Mortgage Association, Series 2026-H12
(Floating, U.S. 30-Day Average SOFR + 0.50%), 4.11%, 08/20/67†	333,905	334,079
Homes Trust, Series 2026-NQM4, Class M1
6.05%, 06/25/61 144A	106,000	106,167
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A
(Floating, CME Term SOFR 1M + 1.60%, 1.60% Floor), 5.23%, 01/15/42 144A †	100,000	99,947
JP Morgan Mortgage Trust, Series 2026-NQM3, Class A3
(Step to 6.83% on 6/25/30), 5.84%, 10/25/66 144A STEP	153,673	153,507
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	108,061
Manhattan West Mortgage Trust, Series 2026-2MW, Class A
5.50%, 06/10/48 144A † γ	100,000	101,397
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1
5.44%, 07/25/70 144A † γ	250,190	249,817
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1
5.15%, 07/25/70 144A † γ	542,391	541,431
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1B
(Step to 6.15% on 9/25/29), 5.15%, 07/25/70 144A STEP	782,854	777,527
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-DSC2, Class A3
(Step to 6.65% on 5/25/30), 5.79%, 04/27/71 144A STEP	142,384	142,123
	Par	Value
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM5, Class M1
6.26%, 04/27/71 144A	$155,000	$156,330
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1
5.35%, 07/25/65 144A † γ	1,392,233	1,388,323
New Residential Mortgage Loan Trust, Series 2026-NQM6, Class M1
5.79%, 05/25/66 144A	100,000	99,581
New Residential Mortgage Loan Trust, Series 2026-NQM7, Class A3
(Step to 6.49% on 6/25/30), 5.77%, 06/25/66 144A STEP	157,439	157,640
NYMT Loan Trust, Series 2024-CP1, Class A1
3.75%, 02/25/68 144A	77,720	72,028
NYMT Loan Trust, Series 2026-INV3, Class A3
(Step to 6.59% on 6/25/30), 5.71%, 06/27/61 144A STEP	157,917	157,181
OBX Trust, Series 2024-NQM3, Class A1
(Step to 7.13% on 3/25/28), 6.13%, 12/25/63 144A STEP	60,794	60,998
OBX Trust, Series 2025-NQM13, Class A1
5.44%, 05/25/65 144A † γ	299,852	300,176
OBX Trust, Series 2025-NQM13, Class A2
(Step to 6.61% on 8/25/29), 5.61%, 05/25/65 144A STEP	724,006	722,927
OBX Trust, Series 2025-NQM18, Class A1
5.06%, 09/25/65 144A † γ	229,890	228,685
OBX Trust, Series 2026-NQM6, Class M1
5.81%, 04/26/66 144A	155,000	153,762
OBX Trust, Series 2026-NQM7, Class A3
(Step to 6.56% on 5/25/30), 5.64%, 04/25/66 144A STEP	152,882	152,381
OBX Trust, Series 2026-NQM8, Class A2
(Step to 6.50% on 7/25/30), 5.50%, 05/25/66 144A STEP	424,243	426,074
OBX Trust, Series 2026-NQM8, Class M1
5.79%, 05/25/66 144A	159,000	158,456
OBX Trust, Series 2026-R2, Class A3
(Step to 6.62% on 6/25/30), 5.71%, 03/25/63 144A STEP	155,059	154,490
PMT Loan Trust, Series 2025-INV10, Class A36
(Floating, U.S. 30-Day Average SOFR + 1.35%), 4.98%, 10/01/56 144A †	379,517	380,094

See Notes to Financial Statements.

	Par	Value
PRKCM Trust, Series 2026-AFC3, Class M1
6.13%, 05/01/61 144A † γ	$100,000	$99,624
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	55,296	55,371
PRPM LLC, Series 2025-8, Class A1
(Step to 8.39% on 11/25/28), 5.39%, 10/25/30 144A STEP	137,025	136,322
PRPM LLC, Series 2026-1, Class A1
5.19%, 02/25/31 144A STEP	93,928	92,815
PRPM LLC, Series 2026-2, Class A1
(Step to 8.09% on 3/25/29), 5.09%, 02/25/31 144A STEP	87,878	86,707
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 5/25/27), 5.59%, 10/25/39 144A STEP	120,000	120,177
SG Residential Mortgage Trust, Series 2026-3, Class M1
6.13%, 04/25/66 144A † γ	155,000	154,649
SG Residential Mortgage Trust, Series 2026-4, Class M1
6.10%, 07/01/66 144A †††	160,000	160,423
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	32,031	30,691
TVC Mortgage Trust, Series 2024-RRTL1, Class A1
(Step to 6.55% on 3/25/27), 5.55%, 07/25/39 144A STEP	110,000	110,212
Uniform Mortgage Backed Securities
2.00%, 07/01/52 TBA	2,425,000	1,936,957
5.00%, 07/01/53 TBA	485,000	476,627
5.50%, 07/01/53 TBA	2,950,000	2,959,887
6.00%, 07/01/53 TBA	1,455,000	1,487,599
6.00%, 08/01/53 TBA	450,000	458,588
Verus Securitization Trust, Series 2026-4, Class A2
(Step to 6.32% on 5/25/30), 5.32%, 04/25/71 144A STEP	99,241	98,896
Verus Securitization Trust, Series 2026-5, Class M1
5.91%, 05/25/71 144A	160,000	159,955
Verus Securitization Trust, Series 2026-R4, Class M1
6.01%, 12/27/67 144A	155,000	154,702
Verus Securitization Trust, Series 2026-R5, Class M1
6.25%, 03/25/68 144A	155,000	155,619
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.15%, 08/15/46† γ	28,944	28,381
	Par	Value
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	$21,851	$19,047
Total Mortgage-Backed Securities (Cost $61,750,800)		61,592,190
MUNICIPAL BOND — 0.0%
National Finance Authority Utility, Revenue Bond, Series A
6.89%, 04/01/34 144A (Cost $230,239)	225,000	238,275
U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bills
3.57%, 10/15/26Ω	1,051,000	1,039,580
3.57%, 10/22/26Ω	1,000,000	988,257
3.57%, 10/29/26Ω	526,000	519,414
3.55%, 11/12/26Ω	2,139,000	2,109,135
3.58%, 12/03/26Ω	1,080,000	1,062,417
		5,718,803
U.S. Treasury Bonds
4.38%, 05/15/41	20,000	19,172
3.88%, 05/15/43Δ	3,349,000	2,961,183
4.88%, 08/15/45Δ	130,000	129,045
4.63%, 11/15/45Δ	336,000	322,770
5.00%, 05/15/46	2,965,000	2,987,469
1.63%, 11/15/50Δ	1,603,500	838,518
1.88%, 02/15/51	75,000	41,706
4.75%, 11/15/53Δ	2,156,000	2,086,309
4.75%, 05/15/55Δ	637,100	618,111
4.63%, 11/15/55Δ	54,000	51,380
5.00%, 05/15/56	3,457,000	3,494,001
		13,549,664
U.S. Treasury Inflationary Indexed Note
1.88%, 01/15/36	692,739	672,022
U.S. Treasury Notes
4.13%, 06/15/29Δ	540,000	539,515
4.00%, 03/31/30‡‡ Δ	8,715,000	8,660,361
3.50%, 11/30/30Δ	3,883,000	3,774,397
2.75%, 08/15/32	1,407,000	1,292,406
4.25%, 05/15/35	5,793,000	5,725,340
4.38%, 05/15/36	1,247,000	1,240,473
		21,232,492
Total U.S. Treasury Obligations (Cost $41,354,113)		41,172,981

See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
MONEY MARKET FUNDS — 7.0%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø §	16,985,842	$16,985,842
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø ∞	34,276,716	34,276,716
Total Money Market Funds (Cost $51,262,558)		51,262,558
TOTAL INVESTMENTS — 102.2% (Cost $751,347,119)		746,558,231
Liabilities in Excess of Other Assets — (2.2)%		(15,789,839)
NET ASSETS — 100.0%		$730,768,392
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	09/2026	103	$13,578,819	$60,372
Euro-BTP	09/2026	21	2,863,756	27,677
Euro-Bund	09/2026	(146)	(21,242,808)	(159,173)
Euro-Schatz	09/2026	196	23,729,700	61,515
30-Year Euro Buxl	09/2026	(24)	(3,049,919)	(60,913)
10 -Year Mini JGB	09/2026	26	2,043,126	5,187
10-Year Japanese Treasury Bond	09/2026	2	1,571,635	5,099
British Pounds/U.S. Dollars	09/2026	2	165,687	(194)
Euro/U.S. Dollars	09/2026	4	572,825	(356)
Japanese Yen/U.S. Dollars	09/2026	1	77,338	(425)
10-Year Commonwealth Treasury Bond	09/2026	19	1,444,611	18,528
10-Year Korea Treasury Bond	09/2026	(87)	(6,023,120)	(108,105)
3-Year Korea Treasury Bond	09/2026	126	8,400,271	61,275
Canadian Dollars/U.S. Dollars	09/2026	2	141,280	(2,840)
10-Year Bond	09/2026	23	1,964,061	(112)
2-Year Bond	09/2026	145	10,766,755	18,013
5-Year Canadian Government Bond	09/2026	27	2,153,146	2,815
10-Year U.S. Treasury Note	09/2026	122	13,406,656	71,256
U.S. Treasury Long Bond	09/2026	28	3,178,000	64,349
Ultra 10-Year U.S. Treasury Note	09/2026	(353)	(39,701,469)	(504,421)
Ultra Long U.S. Treasury Bond	09/2026	(32)	(3,717,000)	(122,883)
Long GILT	09/2026	(17)	(2,011,655)	(28,188)
2-Year U.S. Treasury Note	09/2026	(100)	(20,613,281)	4,234
5-Year U.S. Treasury Note	09/2026	769	82,319,047	281,707
Total Futures Contracts outstanding at June 30, 2026			$72,017,461	$(305,583)
Forward Foreign Currency Contracts outstanding at June 30, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/17/26	U.S. Dollars	66,373,001	Euro	56,167,326	SS	$2,148,977
07/15/26	U.S. Dollars	8,049,182	South Korean Won	11,834,472,212	CITI	403,426

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/15/26	U.S. Dollars	7,494,999	Norwegian Kroner	70,295,636	GSC	$394,882
07/15/26	U.S. Dollars	7,260,181	South Korean Won	10,678,273,919	BAR	361,396
07/15/26	U.S. Dollars	9,254,018	Swedish Kronor	86,217,681	GSC	354,539
07/15/26	U.S. Dollars	9,856,508	Japanese Yen	1,556,191,262	GSC	273,493
07/15/26	U.S. Dollars	10,182,974	Canadian Dollars	14,058,222	GSC	263,540
07/17/26	U.S. Dollars	8,297,347	New Zealand Dollars	14,188,575	JPM	234,001
07/17/26	U.S. Dollars	7,258,350	Canadian Dollars	9,955,807	MLIB	232,899
07/17/26	U.S. Dollars	9,281,083	British Pounds	6,842,564	MLIB	204,875
07/17/26	U.S. Dollars	7,297,136	Euro	6,209,923	HSBC	196,455
07/17/26	U.S. Dollars	9,695,636	British Pounds	7,181,125	BAR	170,351
07/15/26	U.S. Dollars	4,173,053	New Zealand Dollars	7,063,763	GSC	159,017
07/17/26	U.S. Dollars	4,142,913	Canadian Dollars	5,659,077	SS	149,508
07/31/26	Euro	47,936,676	U.S. Dollars	54,703,992	UBS	141,918
07/17/26	U.S. Dollars	4,184,530	Thai Baht	134,267,486	BAR	136,880
07/17/26	U.S. Dollars	2,364,714	Norwegian Kroner	22,105,175	SS	132,074
07/15/26	U.S. Dollars	4,174,349	Swiss Francs	3,265,231	GSC	126,145
07/15/26	U.S. Dollars	4,012,528	Australian Dollars	5,638,787	GSC	109,658
07/15/26	South African Rand	59,038,225	U.S. Dollars	3,506,674	GSC	92,858
07/15/26	U.S. Dollars	3,866,125	Norwegian Kroner	37,391,159	UBS	89,481
07/15/26	U.S. Dollars	3,929,362	New Zealand Dollars	6,759,660	UBS	88,134
07/17/26	U.S. Dollars	2,844,318	Euro	2,416,709	JPM	80,953
07/15/26	U.S. Dollars	4,273,069	Euro	3,668,460	GSC	78,764
08/06/26	U.S. Dollars	4,026,028	Brazilian Reals	20,594,504	BAR	73,022
07/15/26	U.S. Dollars	3,448,630	Swiss Francs	2,725,715	UBS	69,313
07/15/26	U.S. Dollars	3,688,662	British Pounds	2,731,849	GSC	65,040
07/17/26	U.S. Dollars	3,328,414	Euro	2,857,224	CITI	61,347
07/17/26	U.S. Dollars	1,976,468	Czech Republic Koruna	40,677,692	MLIB	61,229
07/17/26	U.S. Dollars	2,337,183	British Pounds	1,723,094	SS	51,614
07/17/26	U.S. Dollars	1,239,179	Norwegian Kroner	11,803,870	HSBC	46,980
07/17/26	U.S. Dollars	1,218,134	Canadian Dollars	1,662,649	JPM	44,863
07/15/26	U.S. Dollars	2,006,157	Swiss Francs	1,584,271	SS	41,992
07/28/26	U.S. Dollars	1,253,238	Indonesian Rupiahs	21,813,922,749	CITI	38,072
07/17/26	U.S. Dollars	1,213,887	Australian Dollars	1,700,499	JPM	36,937
07/15/26	U.S. Dollars	2,018,307	Australian Dollars	2,865,167	SS	35,190
07/17/26	U.S. Dollars	1,259,267	Japanese Yen	199,332,097	JPM	31,576
07/15/26	U.S. Dollars	2,396,225	Euro	2,070,459	BNP	28,982
07/15/26	U.S. Dollars	1,449,162	Swedish Kronor	13,760,173	UBS	28,823
07/15/26	Australian Dollars	4,725,686	U.S. Dollars	3,242,260	GSC	28,609
07/15/26	U.S. Dollars	1,012,779	Chilean Pesos	907,893,104	GSC	27,780
07/15/26	U.S. Dollars	402,288	Norwegian Kroner	3,735,244	CITI	25,015
07/17/26	U.S. Dollars	600,707	New Zealand Dollars	1,013,424	HSBC	24,780
07/17/26	U.S. Dollars	806,543	Euro	686,612	MLIB	21,443
07/17/26	U.S. Dollars	937,142	Polish Zloty	3,445,785	BAR	21,178
07/15/26	U.S. Dollars	822,795	Japanese Yen	130,203,684	BNP	21,001
07/15/26	U.S. Dollars	412,602	New Zealand Dollars	690,768	BNP	20,068
07/31/26	British Pounds	4,057,847	U.S. Dollars	5,362,364	SS	20,051
07/17/26	British Pounds	2,836,403	U.S. Dollars	3,742,522	JPM	19,778
07/15/26	Hungarian Forint	85,954,683	U.S. Dollars	256,267	CITI	19,597
07/17/26	U.S. Dollars	997,270	British Pounds	737,384	UBS	19,178
07/17/26	U.S. Dollars	3,795,685	Chinese Offshore Yuan	25,616,000	HSBC	19,097
07/17/26	U.S. Dollars	3,027,269	British Pounds	2,268,030	HSBC	18,878
07/15/26	U.S. Dollars	614,580	Australian Dollars	860,666	UBS	18,873
07/15/26	U.S. Dollars	795,006	British Pounds	585,462	UBS	18,429
07/15/26	U.S. Dollars	612,205	New Zealand Dollars	1,045,739	SS	17,956
07/17/26	U.S. Dollars	1,230,173	Japanese Yen	196,820,143	RBS	17,953
08/31/26	U.S. Dollars	707,332	Brazilian Reals	3,616,000	CITI	17,498
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/15/26	U.S. Dollars	1,215,661	Brazilian Reals	6,211,359	SS	$16,911
07/17/26	U.S. Dollars	2,957,473	Mexican Pesos	51,519,507	SS	15,777
07/17/26	U.S. Dollars	1,400,720	British Pounds	1,044,236	CITI	15,610
07/15/26	U.S. Dollars	401,119	Australian Dollars	557,181	RBC	15,467
07/31/26	Chinese Yuans	75,644,430	U.S. Dollars	11,107,030	UBS	14,971
07/15/26	U.S. Dollars	606,774	Swedish Kronor	5,733,588	SS	14,947
07/17/26	Israeli Shekels	1,445,048	U.S. Dollars	472,982	HSBC	12,832
07/15/26	U.S. Dollars	582,164	Canadian Dollars	806,923	SS	12,802
07/15/26	British Pounds	1,779,816	U.S. Dollars	2,348,307	UBS	12,504
07/15/26	U.S. Dollars	772,271	Norwegian Kroner	7,527,442	SS	11,972
07/15/26	U.S. Dollars	398,833	Swedish Kronor	3,769,451	CITI	9,746
07/15/26	U.S. Dollars	391,047	Swedish Kronor	3,694,400	RBC	9,707
07/17/26	U.S. Dollars	554,157	Euro	476,205	UBS	9,644
07/15/26	U.S. Dollars	211,788	Japanese Yen	32,901,954	UBS	9,178
07/15/26	U.S. Dollars	395,852	Canadian Dollars	548,646	BNP	8,729
07/15/26	U.S. Dollars	385,989	Canadian Dollars	534,980	SC	8,509
07/17/26	U.S. Dollars	208,640	Japanese Yen	32,504,801	BAR	8,442
07/15/26	Brazilian Reals	1,755,234	U.S. Dollars	330,880	UBS	7,869
07/22/26	Peruvian Nuevo Soles	3,472,000	U.S. Dollars	1,007,253	CITI	7,730
07/15/26	U.S. Dollars	394,072	Swiss Francs	311,893	RBC	7,390
07/17/26	U.S. Dollars	185,364	Japanese Yen	28,923,071	SS	7,226
07/15/26	U.S. Dollars	394,821	Chilean Pesos	357,423,009	SS	7,042
07/15/26	U.S. Dollars	222,512	Euro	188,533	SS	6,954
07/15/26	U.S. Dollars	401,500	Swiss Francs	318,258	CITI	6,926
07/31/26	U.S. Dollars	1,738,491	Chinese Yuans	11,777,580	CITI	6,833
07/31/26	Malaysian Ringgit	1,724,891	U.S. Dollars	416,489	GSC	6,393
07/15/26	Mexican Pesos	3,429,343	U.S. Dollars	189,605	SS	6,241
07/17/26	Mexican Pesos	31,811,019	U.S. Dollars	1,810,482	JPM	5,885
07/15/26	U.S. Dollars	768,055	New Zealand Dollars	1,341,290	CITI	5,857
07/15/26	U.S. Dollars	216,670	British Pounds	159,088	CITI	5,650
07/17/26	U.S. Dollars	212,039	New Zealand Dollars	363,331	SS	5,558
07/17/26	U.S. Dollars	206,427	Australian Dollars	290,340	UBS	5,476
08/04/26	Brazilian Reals	7,746,000	U.S. Dollars	1,482,063	CITI	5,471
07/17/26	U.S. Dollars	393,188	British Pounds	292,568	JPM	5,115
07/15/26	Australian Dollars	839,889	U.S. Dollars	576,461	SS	4,866
07/15/26	U.S. Dollars	399,329	Hungarian Forint	123,025,550	GSC	4,490
07/15/26	U.S. Dollars	403,775	Euro	349,243	CITI	4,471
07/15/26	British Pounds	584,156	U.S. Dollars	770,804	BNP	4,042
07/15/26	U.S. Dollars	198,126	British Pounds	146,343	RBC	4,012
07/17/26	Canadian Dollars	2,843,954	U.S. Dollars	2,003,255	SS	3,620
07/15/26	British Pounds	1,208,612	U.S. Dollars	1,599,585	GSC	3,561
07/17/26	Euro	1,318,619	U.S. Dollars	1,504,209	HSBC	3,555
07/17/26	Czech Republic Koruna	10,616,298	U.S. Dollars	496,483	MLIB	3,367
07/17/26	British Pounds	575,931	U.S. Dollars	760,681	MLIB	3,254
07/15/26	British Pounds	462,612	U.S. Dollars	610,481	SS	3,144
07/15/26	U.S. Dollars	396,564	Euro	344,341	UBS	2,865
07/15/26	U.S. Dollars	197,107	Euro	170,309	SC	2,386
07/15/26	Mexican Pesos	7,007,704	U.S. Dollars	397,902	GSC	2,298
07/17/26	South African Rand	9,536,795	U.S. Dollars	579,057	MLIB	2,295
07/17/26	U.S. Dollars	1,134,977	Chinese Offshore Yuan	7,684,000	MLIB	2,118
07/17/26	Czech Republic Koruna	10,725,857	U.S. Dollars	503,094	JPM	1,915
07/15/26	U.S. Dollars	200,856	Polish Zloty	748,562	GSC	1,871
07/17/26	Australian Dollars	1,084,723	U.S. Dollars	748,929	JPM	1,830
07/15/26	Norwegian Kroner	5,986,113	U.S. Dollars	602,842	GSC	1,777
07/15/26	Australian Dollars	281,614	U.S. Dollars	193,447	UBS	1,472
07/17/26	Euro	308,350	U.S. Dollars	351,194	MLIB	1,386

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
08/04/26	Brazilian Reals	1,294,327	U.S. Dollars	247,318	BAR	$1,244
07/15/26	U.S. Dollars	206,344	South African Rand	3,364,268	GSC	1,226
07/31/26	Euro	273,613	U.S. Dollars	311,863	GSC	1,186
07/31/26	Israeli Shekels	567,594	U.S. Dollars	189,756	UBS	1,135
07/15/26	Chilean Pesos	356,868,151	U.S. Dollars	386,081	SS	1,095
09/16/26	U.S. Dollars	97,374	Euro	84,000	MLIB	1,075
07/15/26	U.S. Dollars	413,800	Indonesian Rupiahs	7,395,351,073	CITI	1,073
07/15/26	British Pounds	147,212	U.S. Dollars	194,244	SC	1,023
07/15/26	Brazilian Reals	1,052,105	U.S. Dollars	202,108	SS	941
07/31/26	British Pounds	81,834	U.S. Dollars	107,759	GSC	787
07/15/26	Swedish Kronor	2,238,663	U.S. Dollars	230,463	GSC	614
07/17/26	Chinese Offshore Yuan	2,381,093	U.S. Dollars	350,456	SS	591
07/31/26	Romanian Leu	521,630	U.S. Dollars	112,990	CITI	561
07/31/26	Czech Republic Koruna	11,930,000	U.S. Dollars	561,292	UBS	485
07/31/26	Danish Kroner	1,290,462	U.S. Dollars	197,139	SS	470
07/31/26	Swedish Kronor	3,547,073	U.S. Dollars	366,092	UBS	378
07/31/26	Singapore Dollars	282,658	U.S. Dollars	218,670	GSC	312
07/17/26	Singapore Dollars	193,809	U.S. Dollars	149,724	MLIB	269
07/15/26	Israeli Shekels	14,625	U.S. Dollars	4,662	GSC	254
07/31/26	Chinese Yuans	888,437	U.S. Dollars	130,485	CITI	141
07/15/26	Czech Republic Koruna	1,954,866	U.S. Dollars	91,903	GSC	136
07/31/26	U.S. Dollars	831,214	Canadian Dollars	1,176,990	SS	106
07/15/26	Japanese Yen	60,859,926	U.S. Dollars	374,675	GSC	100
07/31/26	Euro	248,913	U.S. Dollars	284,713	SS	76
07/31/26	U.S. Dollars	24,260	Australian Dollars	35,000	GSC	42
07/15/26	Colombian Pesos	1,521,189	U.S. Dollars	406	CITI	37
07/31/26	Mexican Pesos	250,000	U.S. Dollars	14,230	GSC	28
07/31/26	Polish Zloty	2,000,000	U.S. Dollars	531,604	SC	26
07/15/26	Indian Rupees	27,934	U.S. Dollars	292	GSC	3
07/15/26	U.S. Dollars	39	Indonesian Rupiahs	674,019	GSC	2
07/15/26	U.S. Dollars	50	Singapore Dollars	64	GSC	1
Subtotal Appreciation						$8,133,742
07/15/26	U.S. Dollars	23	Chinese Yuans	160	GSC	$— Φ
07/15/26	U.S. Dollars	79	Chinese Yuans	541	CITI	(1)
07/31/26	Swiss Francs	23,027	U.S. Dollars	28,602	SC	(1)
07/31/26	U.S. Dollars	21,397	New Zealand Dollars	37,649	SS	(9)
07/31/26	U.S. Dollars	226,103	Polish Zloty	850,647	SC	(11)
07/31/26	Canadian Dollars	280,000	U.S. Dollars	197,741	SS	(25)
07/15/26	U.S. Dollars	5,390	British Pounds	4,088	CITI	(32)
07/15/26	U.S. Dollars	182,607	Australian Dollars	264,013	GSC	(129)
07/17/26	U.S. Dollars	183,622	Canadian Dollars	260,414	CITI	(142)
07/31/26	U.S. Dollars	34,073	Hungarian Forint	10,675,893	GSC	(163)
07/31/26	Indonesian Rupiahs	2,155,489,789	U.S. Dollars	120,208	GSC	(178)
07/15/26	Japanese Yen	1,164,793	U.S. Dollars	7,361	SS	(188)
07/15/26	South African Rand	3,235,763	U.S. Dollars	197,498	UBS	(215)
07/15/26	U.S. Dollars	4,666	Israeli Shekels	14,655	UBS	(261)
07/15/26	U.S. Dollars	406,106	Euro	355,459	GSC	(305)
07/15/26	U.S. Dollars	812,205	Brazilian Reals	4,210,051	SS	(306)
07/31/26	U.S. Dollars	138,817	British Pounds	104,888	SC	(309)
07/31/26	U.S. Dollars	441,310	Czech Republic Koruna	9,379,832	UBS	(381)
07/17/26	U.S. Dollars	1,138,509	Chinese Offshore Yuan	7,726,327	CITI	(590)
07/15/26	U.S. Dollars	186,560	South Korean Won	289,929,331	CITI	(751)
07/17/26	U.S. Dollars	723,077	Mexican Pesos	12,677,716	SS	(804)
07/31/26	Japanese Yen	24,594,743	U.S. Dollars	152,474	GSC	(817)
07/15/26	U.S. Dollars	372,097	New Zealand Dollars	656,428	GSC	(923)
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/31/26	Australian Dollars	911,464	U.S. Dollars	631,768	GSC	$(1,097)
07/31/26	Norwegian Kroner	994,721	U.S. Dollars	101,607	RBC	(1,160)
07/15/26	South Korean Won	86,850,809	U.S. Dollars	57,472	GSC	(1,362)
07/17/26	Chinese Offshore Yuan	8,258,162	U.S. Dollars	1,218,956	JPM	(1,448)
07/17/26	Hungarian Forint	112,463,069	U.S. Dollars	362,603	MLIB	(1,698)
07/15/26	U.S. Dollars	400,237	British Pounds	303,283	SS	(2,049)
07/17/26	Czech Republic Koruna	2,050,097	U.S. Dollars	98,592	HSBC	(2,066)
07/15/26	U.S. Dollars	401,754	British Pounds	304,474	RBC	(2,111)
07/15/26	Indonesian Rupiahs	3,686,874,069	U.S. Dollars	207,995	CITI	(2,234)
07/17/26	British Pounds	221,663	U.S. Dollars	297,006	UBS	(2,985)
07/31/26	Thai Baht	12,395,142	U.S. Dollars	377,172	GSC	(3,055)
07/15/26	Mexican Pesos	3,561,257	U.S. Dollars	206,729	GSC	(3,350)
07/15/26	Brazilian Reals	2,154,576	U.S. Dollars	419,914	CITI	(4,096)
07/15/26	Canadian Dollars	269,428	U.S. Dollars	194,223	RBC	(4,115)
07/31/26	U.S. Dollars	1,666,819	Chinese Yuans	11,364,707	GSC	(4,134)
07/17/26	Euro	213,102	U.S. Dollars	247,814	BAR	(4,144)
07/31/26	U.S. Dollars	2,192,491	Mexican Pesos	38,519,880	GSC	(4,258)
07/17/26	British Pounds	375,171	U.S. Dollars	502,292	HSBC	(4,653)
07/17/26	U.S. Dollars	1,335,923	Hungarian Forint	417,775,841	MLIB	(4,758)
07/15/26	Euro	339,207	U.S. Dollars	392,590	RBC	(4,760)
07/17/26	U.S. Dollars	1,459,777	Mexican Pesos	25,651,613	HSBC	(4,897)
07/15/26	Japanese Yen	31,042,575	U.S. Dollars	196,177	SC	(5,017)
08/04/26	Brazilian Reals	1,978,751	U.S. Dollars	385,375	CITI	(5,377)
07/15/26	South African Rand	13,587,228	U.S. Dollars	833,866	GSC	(5,459)
07/31/26	Chinese Yuans	11,589,868	U.S. Dollars	1,709,561	GSC	(5,502)
07/15/26	U.S. Dollars	791,010	South African Rand	13,072,410	GSC	(6,008)
07/31/26	South Korean Won	1,708,637,520	U.S. Dollars	1,111,020	CITI	(6,088)
07/17/26	Japanese Yen	55,353,982	U.S. Dollars	347,051	MLIB	(6,125)
07/17/26	Euro	561,378	U.S. Dollars	648,186	RBS	(6,283)
07/15/26	Polish Zloty	748,561	U.S. Dollars	205,290	GSC	(6,306)
07/15/26	Euro	168,573	U.S. Dollars	199,389	BNP	(6,652)
07/15/26	Brazilian Reals	2,050,606	U.S. Dollars	402,488	SC	(6,735)
07/17/26	British Pounds	229,273	U.S. Dollars	310,996	SS	(6,881)
07/22/26	U.S. Dollars	963,314	Peruvian Nuevo Soles	3,319,966	CITI	(7,224)
07/15/26	Chilean Pesos	176,389,202	U.S. Dollars	199,085	GSC	(7,715)
07/15/26	British Pounds	301,414	U.S. Dollars	407,713	CITI	(7,907)
07/15/26	Brazilian Reals	1,036,033	U.S. Dollars	208,496	GSC	(8,549)
07/15/26	New Zealand Dollars	1,685,810	U.S. Dollars	966,593	SS	(8,619)
07/17/26	Australian Dollars	343,269	U.S. Dollars	246,564	BAR	(8,981)
07/17/26	Japanese Yen	79,297,926	U.S. Dollars	497,502	BAR	(9,104)
07/17/26	U.S. Dollars	2,479,885	Chinese Offshore Yuan	16,883,180	BAR	(9,217)
07/17/26	U.S. Dollars	1,239,015	Euro	1,091,753	BAR	(9,340)
07/17/26	Canadian Dollars	330,311	U.S. Dollars	242,892	SS	(9,803)
07/31/26	Japanese Yen	226,692,263	U.S. Dollars	1,407,939	CITI	(10,102)
07/17/26	U.S. Dollars	2,698,568	Euro	2,368,888	HSBC	(10,116)
07/17/26	U.S. Dollars	1,189,334	Swedish Kronor	11,620,644	HSBC	(10,300)
07/15/26	U.S. Dollars	1,252,632	Australian Dollars	1,825,319	RBC	(10,757)
07/17/26	Israeli Shekels	554,222	U.S. Dollars	197,690	HSBC	(11,365)
07/15/26	U.S. Dollars	1,363,017	Australian Dollars	1,987,641	CITI	(12,723)
07/15/26	U.S. Dollars	1,591,960	Australian Dollars	2,319,394	UBS	(13,402)
07/17/26	Czech Republic Koruna	10,915,101	U.S. Dollars	527,657	CITI	(13,738)
07/17/26	Czech Republic Koruna	9,420,156	U.S. Dollars	457,367	MLIB	(13,835)
07/15/26	Australian Dollars	665,148	U.S. Dollars	475,518	BNP	(15,137)
07/17/26	U.S. Dollars	2,480,158	Swiss Francs	2,012,286	CITI	(15,238)
07/15/26	Hungarian Forint	280,685,684	U.S. Dollars	916,437	GSC	(15,601)
07/15/26	Australian Dollars	557,672	U.S. Dollars	402,503	CITI	(16,512)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/15/26	U.S. Dollars	390,881	South African Rand	6,685,682	SS	$(16,742)
07/17/26	Danish Kroner	4,328,415	U.S. Dollars	681,154	SS	(18,856)
07/15/26	U.S. Dollars	576,984	Mexican Pesos	10,435,853	UBS	(18,994)
07/17/26	Mexican Pesos	21,395,539	U.S. Dollars	1,240,938	HSBC	(19,281)
07/15/26	Japanese Yen	121,011,171	U.S. Dollars	764,724	RBC	(19,539)
07/15/26	Brazilian Reals	5,278,036	U.S. Dollars	1,038,767	SS	(20,142)
07/15/26	U.S. Dollars	450,998	Hungarian Forint	146,847,697	GSC	(20,296)
07/15/26	Chilean Pesos	544,867,620	U.S. Dollars	612,797	SS	(21,654)
07/17/26	Romanian Leu	1,948,154	U.S. Dollars	446,202	BAR	(21,761)
07/15/26	British Pounds	1,004,866	U.S. Dollars	1,355,954	UBS	(23,064)
07/17/26	Thai Baht	20,198,361	U.S. Dollars	632,483	JPM	(23,580)
07/15/26	Euro	2,169,505	U.S. Dollars	2,507,060	UBS	(26,574)
07/15/26	U.S. Dollars	5,264,898	British Pounds	3,990,362	GSC	(28,060)
07/15/26	Chilean Pesos	739,050,641	U.S. Dollars	829,916	CITI	(28,099)
07/15/26	Norwegian Kroner	5,748,354	U.S. Dollars	610,580	CITI	(29,976)
07/15/26	Swiss Francs	935,356	U.S. Dollars	1,189,651	UBS	(30,005)
07/15/26	British Pounds	1,636,518	U.S. Dollars	2,201,874	GSC	(31,138)
07/15/26	Australian Dollars	1,417,673	U.S. Dollars	1,013,550	UBS	(32,312)
07/17/26	U.S. Dollars	2,387,373	South African Rand	39,706,854	MLIB	(33,108)
07/31/26	U.S. Dollars	8,932,252	British Pounds	6,759,279	SS	(33,399)
07/15/26	Canadian Dollars	2,235,958	U.S. Dollars	1,612,269	CITI	(34,585)
07/15/26	Japanese Yen	190,552,830	U.S. Dollars	1,209,089	CITI	(35,666)
07/17/26	Polish Zloty	3,799,052	U.S. Dollars	1,045,651	SS	(35,781)
07/15/26	Swedish Kronor	5,542,382	U.S. Dollars	608,406	SS	(36,315)
07/15/26	Swedish Kronor	9,331,262	U.S. Dollars	1,001,505	BNP	(38,322)
07/15/26	New Zealand Dollars	3,752,076	U.S. Dollars	2,170,482	RBC	(38,337)
07/17/26	Hungarian Forint	377,739,242	U.S. Dollars	1,250,996	HSBC	(38,796)
07/15/26	Norwegian Kroner	24,810,450	U.S. Dollars	2,545,955	RBC	(40,009)
07/17/26	Australian Dollars	2,499,124	U.S. Dollars	1,771,463	HSBC	(41,769)
07/17/26	Swedish Kronor	11,700,301	U.S. Dollars	1,249,860	HSBC	(42,003)
08/14/26	Chilean Pesos	1,701,914,905	U.S. Dollars	1,890,979	CITI	(43,640)
07/17/26	Thai Baht	38,285,156	U.S. Dollars	1,198,223	BAR	(44,073)
07/15/26	Malaysian Ringgit	11,214,293	U.S. Dollars	2,795,077	BAR	(45,296)
07/15/26	New Zealand Dollars	2,403,202	U.S. Dollars	1,418,717	UBS	(53,079)
07/17/26	Singapore Dollars	3,954,782	U.S. Dollars	3,124,007	SS	(63,313)
07/17/26	Japanese Yen	365,042,446	U.S. Dollars	2,313,901	SS	(65,596)
07/17/26	Euro	1,994,151	U.S. Dollars	2,346,648	SS	(66,454)
07/17/26	British Pounds	2,162,257	U.S. Dollars	2,935,144	JPM	(67,053)
07/17/26	Canadian Dollars	5,408,951	U.S. Dollars	3,885,725	HSBC	(68,825)
07/15/26	U.S. Dollars	1,643,833	South African Rand	28,149,241	UBS	(72,412)
07/15/26	Japanese Yen	475,512,667	U.S. Dollars	3,002,523	GSC	(74,319)
07/17/26	Canadian Dollars	3,253,000	U.S. Dollars	2,371,649	CITI	(76,125)
07/17/26	Swedish Kronor	11,779,404	U.S. Dollars	1,292,265	SS	(76,242)
07/17/26	Chinese Offshore Yuan	215,052,171	U.S. Dollars	31,785,273	SS	(79,950)
07/17/26	Euro	2,888,364	U.S. Dollars	3,388,612	CITI	(85,939)
07/17/26	Swiss Francs	1,599,303	U.S. Dollars	2,070,832	SS	(87,569)
07/15/26	Swedish Kronor	29,286,760	U.S. Dollars	3,118,426	UBS	(95,416)
07/15/26	Canadian Dollars	5,175,576	U.S. Dollars	3,755,190	GSC	(103,321)
07/15/26	Japanese Yen	668,322,765	U.S. Dollars	4,223,465	UBS	(107,938)
07/15/26	Canadian Dollars	7,108,145	U.S. Dollars	5,128,765	UBS	(113,282)
07/15/26	South Korean Won	4,295,970,693	U.S. Dollars	2,890,747	CITI	(115,301)
07/17/26	Norwegian Kroner	25,866,566	U.S. Dollars	2,743,996	HSBC	(131,453)
07/17/26	Euro	3,226,542	U.S. Dollars	3,830,686	JPM	(141,325)
07/15/26	Euro	4,630,893	U.S. Dollars	5,442,237	GSC	(147,542)
07/31/26	U.S. Dollars	57,539,687	Euro	50,421,572	UBS	(149,274)
07/17/26	Australian Dollars	8,775,447	U.S. Dollars	6,224,971	SS	(151,310)
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/15/26	Swiss Francs	6,151,569	U.S. Dollars	7,784,952	GSC	$(158,292)
07/15/26	Australian Dollars	9,034,550	U.S. Dollars	6,468,760	GSC	(215,523)
07/15/26	New Zealand Dollars	11,186,298	U.S. Dollars	6,580,784	GSC	(224,086)
07/17/26	New Zealand Dollars	10,155,166	U.S. Dollars	6,055,112	SS	(283,946)
07/15/26	Swedish Kronor	66,776,968	U.S. Dollars	7,250,802	GSC	(358,013)
07/17/26	Euro	15,065,615	U.S. Dollars	17,605,735	HSBC	(379,093)
07/15/26	Norwegian Kroner	78,698,059	U.S. Dollars	8,353,217	GSC	(404,425)
07/17/26	Japanese Yen	3,461,220,976	U.S. Dollars	21,962,614	HSBC	(644,867)
07/17/26	Euro	26,381,211	U.S. Dollars	31,265,023	MLIB	(1,099,665)
Subtotal Depreciation						$(7,370,809)
Total Forward Foreign Currency Contracts outstanding at June 30, 2026						$762,933

Swap Agreements outstanding at June 30, 2026:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
iTraxx Europe & Crossover Series 45 (Receive Quarterly)	2.45%	5.00%	6/20/2031	EUR	6,576,000	$833,131	$633,519	$199,612
iTraxx Europe & Crossover Series 45 (Receive Quarterly)	0.52%	1.00%	6/20/2031	EUR	1,250,000	32,389	18,770	13,619
Markit CDX.EM.45 Index (Receive Quarterly)	1.40%	1.00%	6/20/2031	USD	2,613,000	(45,228)	(86,993)	41,765
Markit CDX.NA.HY.46 Index (Receive Quarterly)	3.03%	5.00%	6/20/2031	USD	3,071,970	252,512	241,488	11,024
Markit CDX.NA.IG.46 Index (Receive Quarterly)	0.51%	1.00%	6/20/2031	USD	820,000	18,250	17,997	253
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at June 30, 2026						$1,091,054	$824,781	$266,273

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
6-Month NIBOR (Semiannually)	5.09% (Annually)	5/26/2028	NOK	127,428,000	$49,547	$6,651	$42,896
Swiss Average Overnight Rate (Annually)	0.39% (Annually)	1/29/2030	CHF	2,984,000	8,003	—	8,003
7-Day CFETS Repo Rate (Quarterly)	1.62% (Quarterly)	10/16/2030	CNY	70,400,000	79,365	890	78,475
7-Day CFETS Repo Rate (Quarterly)	1.58% (Quarterly)	11/26/2030	CNY	16,600,000	13,831	—	13,831
7-Day CFETS Repo Rate (Quarterly)	1.63% (Quarterly)	2/6/2031	CNY	36,700,000	45,103	—	45,103
6-Month EURIBOR (Semiannually)	2.89% (Annually)	12/11/2035	EUR	1,061,000	19,639	—	19,639
1-Day ESTR (Annually)	2.79% (Annually)	5/28/2036	EUR	1,021,000	11,232	—	11,232
6-Month EURIBOR (Semiannually)	3.04% (Annually)	6/3/2036	EUR	524,000	6,935	—	6,935
6-Month EURIBOR (Semiannually)	3.00% (Annually)	6/24/2036	EUR	1,065,000	8,428	—	8,428
Subtotal Appreciation					$242,083	$7,541	$234,542
1-Day SONIA (Annually)	3.91% (Annually)	3/9/2028	GBP	2,000,000	$(3,562)	$—	$(3,562)
3-Month KWCDC (Quarterly)	3.36% (Quarterly)	2/16/2029	KRW	2,051,137,000	(12,877)	—	(12,877)

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month KWCDC (Quarterly)	3.23% (Quarterly)	3/26/2029	KRW	2,932,597,000	$(27,363)	$—	$(27,363)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.59% (Upon termination)	1/2/2031	BRL	3,060,000	(11,302)	—	(11,302)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.38% (Upon termination)	1/2/2031	BRL	2,945,000	(15,404)	—	(15,404)
3-Month KWCDC (Quarterly)	3.48% (Quarterly)	3/6/2036	KRW	926,000,000	(21,573)	—	(21,573)
3-Month KWCDC (Quarterly)	3.56% (Quarterly)	3/12/2036	KRW	465,000,000	(9,038)	—	(9,038)
4.56% (Annually)	6-Month NIBOR (Semiannually)	5/26/2036	NOK	23,810,000	(51,533)	—	(51,533)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.06% (Lunar)	6/9/2036	MXN	7,150,000	(1,268)	—	(1,268)
3.19% (Annually)	6-Month EURIBOR (Semiannually)	12/10/2055	EUR	453,000	(19,915)	—	(19,915)
3.04% (Annually)	1-Day ESTR (Annually)	5/28/2056	EUR	453,000	(8,283)	—	(8,283)
3.18% (Annually)	6-Month EURIBOR (Semiannually)	6/3/2056	EUR	231,000	(5,291)	—	(5,291)
3.17% (Annually)	6-Month EURIBOR (Semiannually)	6/24/2056	EUR	473,000	(9,300)	—	(9,300)
Subtotal Depreciation					$(196,709)	$ —	$(196,709)
Net Centrally Cleared Interest Rate Swaps outstanding at June 30, 2026					$45,374	$7,541	$37,833
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligation	$123,017	$—	$123,017	$—
Asset-Backed Securities	25,363,611	—	25,363,611	—
Corporate Bonds	184,718,712	—	184,718,712	—
Foreign Bonds:
Brazil	8,320,557	—	3,146,948	5,173,609
Other^^	367,389,906	—	367,389,906	—
Total Foreign Bonds	375,710,463	—	370,536,854	5,173,609
Loan Agreements	6,376,424	—	6,376,424	—
Money Market Funds	51,262,558	51,262,558	—	—
Mortgage-Backed Securities	61,592,190	—	61,431,767	160,423
Municipal Bond	238,275	—	238,275	—
U.S. Treasury Obligations	41,172,981	—	41,172,981	—
Total Assets - Investments in Securities	$746,558,231	$51,262,558	$689,961,641	$5,334,032
Other Financial Instruments***
Forward Foreign Currency Contracts	$8,133,742	$—	$8,133,742	$—
Futures Contracts	682,027	682,027	—	—
Swap Agreements	500,815	—	500,815	—
Total Assets - Other Financial Instruments	$9,316,584	$682,027	$8,634,557	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(7,370,809)	$—	$(7,370,809)	$—
Futures Contracts	(987,610)	(987,610)	—	—
Swap Agreements	(196,709)	—	(196,709)	—
Total Liabilities - Other Financial Instruments	$(8,555,128)	$(987,610)	$(7,567,518)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the period ended June 30, 2026.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2026.

See Notes to Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.0%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$482,579
1.65%, 04/15/28	500,000	483,842
Total Agency Obligations (Cost $958,914)		966,421
ASSET-BACKED SECURITIES — 1.5%
Dext ABS LLC, Series 2025-2, Class C
4.89%, 04/15/36 144A	510,000	506,540
MMP Capital LLC, Series 2025-A, Class A
5.36%, 12/15/31 144A	212,086	212,633
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	90,000	90,427
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	235,000	232,697
Tricolor Auto Securitization Trust, Series 2022-1A, Class F
9.80%, 07/16/29 144A	500,000	159,426
Tricolor Auto Securitization Trust, Series 2024-1A, Class D
8.61%, 04/17/28 144A	730,000	211,335
Total Asset-Backed Securities (Cost $2,307,905)		1,413,058
CORPORATE BONDS — 16.8%
180 Medical, Inc.
5.30%, 10/08/35 144A	528,000	518,869
Agilent Technologies, Inc.
2.30%, 03/12/31Δ	1,550,000	1,392,780
Amgen, Inc.
5.25%, 03/02/33	685,000	697,271
4.85%, 02/19/36	540,000	529,227
AT&T, Inc.
5.55%, 11/01/45	930,000	874,453
DH Europe Finance II S.a.r.l.
3.25%, 11/15/39	800,000	643,044
Elevance Health, Inc.
5.15%, 06/15/29	700,000	710,057
Eli Lilly & Co.
4.75%, 02/12/30	510,000	515,504
GE HealthCare Technologies, Inc.
4.95%, 12/15/35	420,000	410,095
Gilead Sciences, Inc.
4.60%, 05/20/31	410,000	408,793
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	400,000	410,262
6.00%, 03/15/36	528,000	521,204
Haleon U.S. Capital LLC
3.63%, 03/24/32	838,000	785,172
	Par	Value
HCA, Inc.
5.70%, 11/15/55	$635,000	$605,435
IQVIA, Inc.
6.25%, 02/01/29	750,000	775,241
Kenvue, Inc.
5.00%, 03/22/30	750,000	759,210
Low Income Investment Fund
3.39%, 07/01/26	600,000	600,000
New York State Electric & Gas Corporation
5.05%, 08/15/35 144A	1,020,000	1,009,451
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	496,812
2.44%, 01/15/32	980,000	864,611
Preservation Of Affordable Housing, Inc.
4.48%, 12/01/32	470,000	444,107
Solventum Corporation
5.45%, 02/25/27	154,000	155,003
Veralto Corporation
4.85%, 01/15/32	880,000	878,826
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	295,430
4.75%, 01/15/33Δ	850,000	837,069
Total Corporate Bonds (Cost $16,169,650)		16,137,926
FOREIGN BONDS — 2.2%
Canada — 0.9%
Hydro One, Inc.
4.75%, 05/30/31	900,000	901,950
United Kingdom — 1.3%
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/27 144A	650,000	641,647
Royalty Pharma PLC
5.15%, 09/02/29	580,000	587,806
		1,229,453
Total Foreign Bonds (Cost $2,116,625)		2,131,403
LOAN AGREEMENTS — 0.0%
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46 IO †††	272,513	9,497
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46 IO †††	473,174	6,183
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31 IO †††	390,614	2,820
MCJT Pharmaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46 IO †††	347,232	12,100
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31 IO †††	218,249	2,381
See Notes to Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Southwest Technologies, Inc. STRIP, SBA Loan
1.23%, 06/15/31 IO †††	$328,955	$7,247
Total Loan Agreements (Cost $45,250)		40,228
MORTGAGE-BACKED SECURITIES — 39.2%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 5.72%, 01/17/39 144A †	194,482	194,630
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	275,686	222,401
2.00%, 03/01/51	627,706	506,054
3.00%, 02/01/52	543,259	476,552
3.50%, 03/01/52	1,363,045	1,239,074
4.00%, 06/01/52	378,560	355,719
4.50%, 07/01/52	218,560	211,560
5.50%, 08/01/53	2,606,706	2,645,240
6.00%, 08/01/53	952,691	989,661
6.00%, 09/01/53	388,299	403,624
6.00%, 10/01/55	821,371	844,694
Federal National Mortgage Association
3.15%, 11/01/27	234,806	231,206
1.53%, 04/01/28	1,000,000	949,863
2.52%, 07/01/28	812,911	783,061
5.16%, 10/01/28	500,000	507,328
4.97%, 11/01/28	750,000	756,523
4.50%, 02/01/29	1,100,000	1,099,876
4.78%, 06/01/29	650,000	655,534
2.45%, 10/01/29	305,470	287,243
4.36%, 10/01/29	700,000	698,730
4.66%, 04/01/30	875,000	878,329
4.12%, 12/01/30	725,000	716,089
1.59%, 03/01/31	500,000	440,136
1.61%, 03/01/31	442,646	392,538
1.62%, 03/01/31	500,000	435,708
2.03%, 04/01/31	249,245	224,209
2.59%, 03/01/32	507,438	461,396
4.95%, 05/01/32	900,000	915,667
1.65%, 03/01/33	477,563	402,766
2.01%, 03/01/33	97,727	84,175
2.00%, 03/01/51	1,717,529	1,384,052
3.00%, 02/01/52	1,781,493	1,559,997
3.50%, 04/01/52	621,627	565,155
4.00%, 06/01/52	1,173,655	1,102,196
4.50%, 07/01/52	315,561	304,802
5.00%, 09/01/52	383,455	379,964
5.50%, 10/01/52	401,742	406,831
6.00%, 11/01/52	188,849	194,973
6.50%, 11/01/52	117,036	122,772
6.50%, 12/01/52	128,224	135,057
6.00%, 08/01/53	1,083,015	1,119,573
6.50%, 09/01/53	450,244	469,040
6.50%, 08/01/55	1,092,822	1,145,441
	Par	Value
5.50%, 05/01/56	$726,662	$737,353
5.00%, 06/01/56	1,127,821	1,117,878
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
(Floating, U.S. 30-Day Average SOFR + 0.70%, 0.70% Floor), 3.72%, 04/25/41†	251,469	250,508
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 7.82%, 06/25/30†	12,509	13,037
(Floating, Prime Rate U.S. + 0.95%), 7.70%, 12/25/30†	37,295	39,401
(Floating, Prime Rate U.S. + 2.33%), 9.08%, 01/25/31†	52,537	55,292
(Floating, Prime Rate U.S. + 1.02%), 7.77%, 02/25/31†	49,295	51,311
(Floating, Prime Rate U.S. + 0.33%), 7.08%, 07/25/31†	89,941	93,785
(Floating, Prime Rate U.S. + 0.79%), 7.54%, 08/25/31†	45,542	48,499
(Floating, Prime Rate U.S. + 0.64%), 7.39%, 07/25/32†	45,617	47,780
(Floating, Prime Rate U.S. - 2.60%), 4.15%, 03/25/34†	27,789	27,778
(Floating, Prime Rate U.S. + 0.58%), 7.33%, 05/25/34†	87,832	93,492
(Floating, Prime Rate U.S. + 1.63%), 8.38%, 05/25/34†	111,306	120,535
(Floating, Prime Rate U.S. + 3.38%), 10.13%, 06/25/34†	56,188	62,902
(Floating, Prime Rate U.S. + 3.63%), 10.38%, 08/25/34†	84,439	96,980
(Floating, Prime Rate U.S. + 3.61%), 10.36%, 10/25/34†	101,567	116,789
10.88%, 10/25/34	153,946	174,852
(Floating, Prime Rate U.S. + 1.61%), 8.36%, 02/25/35†	218,705	240,014
(Floating, Prime Rate U.S. + 1.86%), 8.61%, 02/25/35†	215,712	242,931
(Floating, Prime Rate U.S. + 1.31%), 8.06%, 02/25/36†	40,810	44,349
(Floating, Prime Rate U.S. + 0.30%), 7.05%, 04/25/36†	97,728	105,679
(Floating, Prime Rate U.S. + 0.56%), 7.31%, 06/25/36†	362,116	393,677
10.06%, 07/25/36†††	826,312	944,888
(Floating, Prime Rate U.S. - 0.33%), 6.42%, 12/25/45†	82,522	86,143
(Floating, Prime Rate U.S. + 0.58%), 7.33%, 12/25/45†	67,001	71,673
(Floating, Prime Rate U.S. + 0.12%), 6.87%, 01/25/46†	70,925	74,997
(Floating, Prime Rate U.S. + 0.33%), 7.08%, 04/25/46†	53,815	56,842
(Floating, Prime Rate U.S. + 0.38%), 7.13%, 08/25/46†	237,708	254,809
(Floating, Prime Rate U.S. - 0.20%), 6.56%, 03/25/51†	99,601	108,684
Uniform Mortgage Backed Securities
2.00%, 07/01/52 TBA	1,500,000	1,198,118

See Notes to Financial Statements.

	Par	Value
2.50%, 07/01/52 TBA	$3,250,000	$2,716,035
Total Mortgage-Backed Securities (Cost $37,926,549)		37,586,450
MUNICIPAL BONDS — 6.4%
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	545,881
Carroll County Water Authority, Revenue Bond, Series B
1.96%, 07/01/29	150,000	139,815
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	557,742
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	228,527
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	595,244
Connecticut State Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	192,106
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	130,603
2.05%, 03/01/30	420,000	383,430
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	239,493
2.68%, 11/01/34	275,000	236,590
Maine State Housing Authority Mortgage, Sustainable Revenue Bonds, Series B
2.33%, 11/15/30	525,000	480,295
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	200,000	189,611
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	700,000	618,134
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	458,434
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	590,000	480,081
San Diego Public Facilities Financing Authority, Revenue Bond, Series B
2.13%, 08/01/29	290,000	271,445
Santa Clara Valley Water District, COPS
1.78%, 06/01/31	440,000	386,978
Total Municipal Bonds (Cost $6,145,586)		6,134,409
	Par	Value
PRIVATE INVESTMENTS — 0.7%
FBC ROGERS 6.00% 5/15/25 6.00%, 07/16/26†††	$686,000	$712,518
FBC ROGERS 6.00% 5/15/50 0.00%, 05/16/50++ †††	—	—
Total Private Investments (Cost $686,000)		712,518
U.S. TREASURY OBLIGATIONS — 28.4%
U.S. Treasury Bonds
4.50%, 02/15/36Δ	980,000	992,441
4.50%, 05/15/38	1,500,000	1,501,641
4.25%, 11/15/40	1,300,000	1,233,934
3.63%, 08/15/43	2,375,000	2,023,852
4.63%, 11/15/45	1,000,000	960,625
5.00%, 05/15/46Δ	2,500,000	2,518,945
4.00%, 11/15/52	1,350,000	1,155,305
3.63%, 02/15/53	600,000	479,977
4.25%, 02/15/54	1,225,000	1,093,241
4.63%, 02/15/55	1,925,000	1,829,727
4.75%, 05/15/55	500,000	485,098
4.75%, 08/15/55	950,000	921,908
4.63%, 11/15/55	750,000	713,613
		15,910,307
U.S. Treasury Notes
3.75%, 12/31/28	750,000	742,632
3.50%, 09/30/29	750,000	734,854
3.88%, 04/30/30	1,400,000	1,384,988
3.88%, 03/31/31	750,000	739,453
3.88%, 04/30/31Δ	3,000,000	2,957,344
4.00%, 06/30/32	700,000	690,320
4.13%, 04/30/33	1,500,000	1,483,828
4.50%, 11/15/33	800,000	808,125
4.25%, 11/15/34	850,000	841,782
4.25%, 05/15/35	330,000	326,146
4.25%, 08/15/35	570,000	562,808
		11,272,280
Total U.S. Treasury Obligations (Cost $27,779,259)		27,182,587

	Shares
MONEY MARKET FUNDS — 8.0%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø §	612,947	612,947
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø ∞	7,042,440	7,042,440
Total Money Market Funds (Cost $7,655,387)		7,655,387
TOTAL INVESTMENTS — 104.2% (Cost $101,791,125)		99,960,387
Liabilities in Excess of Other Assets — (4.2)%		(4,070,609)
NET ASSETS — 100.0%		$95,889,778
See Notes to Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	09/2026	2	$219,781	$1,156
U.S. Treasury Long Bond	09/2026	2	227,000	6,308
Ultra 10-Year U.S. Treasury Note	09/2026	2	224,938	2,217
Ultra Long U.S. Treasury Bond	09/2026	1	116,156	3,906
2-Year U.S. Treasury Note	09/2026	2	412,266	(569)
5-Year U.S. Treasury Note	09/2026	4	428,187	825
Total Futures Contracts outstanding at June 30, 2026			$1,628,328	$13,843

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.46 Index (Receive Quarterly)	0.51%	1.00%	6/20/2031	USD	620,000	$13,798	$13,104	$694
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at June 30, 2026						$13,798	$13,104	$694

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$966,421	$—	$966,421	$—
Asset-Backed Securities	1,413,058	—	1,413,058	—
Corporate Bonds	16,137,926	—	16,137,926	—
Foreign Bonds	2,131,403	—	2,131,403	—
Loan Agreements	40,228	—	—	40,228
Money Market Funds	7,655,387	7,655,387	—	—
Mortgage-Backed Securities	37,586,450	—	36,641,562	944,888
Municipal Bonds	6,134,409	—	6,134,409	—
Private Investments	712,518	—	—	712,518
U.S. Treasury Obligations	27,182,587	—	27,182,587	—
Total Assets - Investments in Securities	$99,960,387	$7,655,387	$90,607,366	$1,697,634
Other Financial Instruments***
Futures Contracts	$14,412	$14,412	$—	$—
Swap Agreements	694	—	694	—
Total Assets - Other Financial Instruments	$15,106	$14,412	$694	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(569)	$(569)	$—	$—
Total Liabilities - Other Financial Instruments	$(569)	$(569)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts and swap agreements, which are valued at the unrealized appreciation
(depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and
"Swap Agreements outstanding" disclosures.

There were no transfers to or from Level 3 during the period ended June 30, 2026.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2026.
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value*	$1,206,338,888	$869,141,817
Investments in repurchase agreements, at value	790,000,000	2,500,000
Investments in securities of affiliated issuers, at value	—	41,923,780
Total investments, at value(1), (2)	1,996,338,888	913,565,597
Cash	1,160,441	—
Cash collateral for derivatives	—	1,719,802
Deposits with broker for futures contracts	—	2,468,588
Foreign currency(3)	—	740,831
Upfront premiums paid from swap agreements	—	152,239
Receivables:
Dividends	—	112,007
Reclaims	—	—
Interest	3,985,626	6,586,243
Securities lending	—	9,066
From adviser	—	—
Investment securities sold	—	69,654,195
Fund shares sold	10,946,566	577,109
Variation margin on centrally cleared swaps	—	185,853
Unrealized appreciation on foreign currency exchange contracts	—	198,671
Unrealized appreciation on swap agreements	—	9,681
Prepaid expenses and other assets	77,425	34,222
Total Assets	2,012,508,946	996,014,104
Liabilities
Cash Overdraft	—	73,320
TBA sale commitments, at value(4)	—	—
Options written, at value(5)	—	—
Upfront premiums received from swap agreements	—	161,128
Unrealized depreciation on foreign currency exchange contracts	—	115,272
Unrealized depreciation on swap agreements	—	—
Collateral held for securities on loan, at value	—	7,107,501
Collateral from counterparty	—	959,249
Payables:
Investment securities purchased	6,900,000	106,071,778
Fund shares redeemed	27,097,697	58,241
Variation margin on centrally cleared swaps	—	—
Variation margin on futures contracts	—	45,982
Distributions	5,814,920	—
Accrued expenses:
Investment advisory fees	184,695	199,613
Shareholder servicing fees	113,402	31,506
Director fees	11,940	2,772
Other expenses	249,915	192,921
Total Liabilities	40,372,569	115,019,283
Commitments and contingencies	—	—
Net Assets	$1,972,136,377	$880,994,821
Net Assets Consist of:
Paid-in-capital	$1,972,078,665	$932,554,534
Distributable earnings (loss)	57,712	(51,559,713)
Net Assets	$1,972,136,377	$880,994,821
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$1,420,862,407	$723,235,981
Institutional shares outstanding	1,420,789,008	56,173,693
Net asset value, offering and redemption price per Institutional share	$1.00	$12.87
Net assets applicable to the Investor Class	$551,273,970	$157,758,840
Investor shares outstanding	551,199,733	12,257,898
Net asset value, offering and redemption price per Investor share	$1.00	$12.87

(1)Investments in securities of unaffiliated issuers, at cost*	$1,206,338,888	$872,593,951
Investments in repurchase agreements, at cost	790,000,000	2,500,000
Investments in securities of affiliated issuers, at cost	—	41,923,780
Total investments, at cost	$1,996,338,888	$917,017,731
(2)Includes securities loaned of:	$—	$172,253,518
(3)Foreign currency, at cost	$—	$742,882
(4)TBA sale commitments, at cost	$—	$—
(5)Premiums received on options written	$—	$—
(6)The uncalled capital commitment at June 30, 2026 was $514,000. See Note 10 in the Notes to the Financial Statements.
(7)See Note 3c in Notes to Financial Statements.
* Includes Purchased Options

See Notes to Financial Statements.

Medium-Duration Bond Fund	Global Bond Fund	Impact Bond Fund

$4,186,753,476	$712,281,515	$92,917,947
362,600,000	—	—
93,336,952	34,276,716	7,042,440
4,642,690,428	746,558,231	99,960,387
—	815,463	—
27,674,831	1,322,730	42,694
5,332,068	786,720	43,000
4,192,500	1,652,902	—
21,781,834	919,315	13,104

381,575	96,970	16,879
—	5,075	—
29,589,334	8,605,133	660,524
21,382	2,368	304
—	—	20,131
806,123,658	1,875,261	755,613
701,569	183,282	85
876,308	40,000	—
4,474,288	8,133,742	—
9,513	—	—
61,900	28,663	17,618
5,543,911,188	771,025,855	101,530,339

2,171,926	—	280,444
31,093,555	—	—
575,676	—	—
12,218,211	86,992	—
4,060,923	7,370,809	—
7,665	—	—
32,501,112	16,985,842	612,947
20,397,927	2,294,113	13,843

1,595,370,724	12,707,084	4,588,715
929,315	96,596	243
—	191,102	—
2,282,444	26,995	4,422
—	—	—

1,049,738	258,966	29,622
126,724	19,478	3,929
9,636	2,452	331
622,407	217,034	106,065
1,703,417,983	40,257,463	5,640,561
—	—	— (6), (7)
$3,840,493,205	$730,768,392	$95,889,778

$4,190,576,430	$806,810,118	$100,260,235
(350,083,225)	(76,041,726)	(4,370,457)
$3,840,493,205	$730,768,392	$95,889,778

$3,224,469,168	$635,243,387	$76,725,029
252,794,159	72,560,939	8,116,938
$12.76	$8.75	$9.45
$616,024,037	$95,525,005	$19,164,749
48,324,515	10,989,318	2,029,479
$12.75	$8.69	$9.44

$4,234,637,545	$717,070,403	$94,748,685
362,600,000	—	—
93,336,952	34,276,716	7,042,440
$4,690,574,497	$751,347,119	$101,791,125
$503,371,611	$59,922,890	$6,050,780
$4,186,538	$1,660,097	$—
$31,066,493	$—	$—
$795,938	$—	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund
Investment Income
Dividends	$—	$332
Income distributions received from affiliated funds	—	694,303
Interest	39,653,730	18,977,217
Securities lending, net	—	76,338
Less foreign taxes withheld	—	—
Total Investment Income	39,653,730	19,748,190
Expenses
Investment advisory fees	1,177,067	1,243,842
Transfer agent fees:
Institutional shares	5,166	5,257
Investor shares	31,049	17,970
Custodian fees	11,000	58,389
Shareholder servicing fees:
Investor shares	692,762	189,734
Accounting and administration fees	150,470	85,866
Professional fees	57,968	88,989
Blue sky fees:
Institutional shares	12,954	12,127
Investor shares	16,385	8,735
Shareholder reporting fees:
Institutional shares	1,655	2,913
Investor shares	15,157	6,169
Directors expenses	30,012	10,511
Line of credit facility fees	4,695	1,143
Index license fees	2,766	1,870
Dividends on securities sold short	—	120
Other expenses	69,205	44,427
Total Expenses	2,278,311	1,778,062
Expenses waived/reimbursed(1)	—	—
Net Expenses	2,278,311	1,778,062
Net Investment Income	37,375,419	17,970,128
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	26,303	470,736
Investment securities sold short	—	7,330
TBA sale commitments	—	—
Futures transactions	—	(3,091,178)
Swap agreements	—	579,322
Option contracts written	—	—
Option contracts purchased	—	74,821
Forward foreign currency contracts	—	(22,425)
Foreign currency	—	(128,946)
Net realized gain (loss)	26,303	(2,110,340)
Net change in unrealized appreciation (depreciation) on:
Investment securities	—	(8,233,799)
TBA sale commitments	—	—
Futures	—	(665,068)
Swap agreements	—	14,963
Option contracts written	—	—
Option contracts purchased	—	220,103
Forward foreign currency contracts	—	198,498
Foreign currency	—	(17,585)
Net change in unrealized appreciation (depreciation)	—	(8,482,888)
Net Realized and Unrealized Gain (Loss)	26,303	(10,593,228)
Net Increase in Net Assets Resulting from Operations	$37,401,722	$7,376,900

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Medium-Duration Bond Fund	Global Bond Fund	Impact Bond Fund

$29,830	$222	$—
2,242,138	640,508	109,741
87,992,910	17,192,980	2,011,763
272,152	78,289	1,669
(43,620)	(30,936)	—
90,493,410	17,881,063	2,123,173

6,186,165	1,539,802	175,847

5,713	5,329	4,556
25,852	20,183	15,012
293,817	151,444	12,898

762,636	117,155	23,861
270,744	74,447	29,245
82,662	82,545	67,859

14,650	10,017	7,640
11,860	8,309	7,581

4,435	2,723	288
12,329	5,652	782
40,636	8,435	1,128
2,582	1,091	94
2,128	4,826	938
—	—	—
67,423	28,095	20,332
7,783,632	2,060,053	368,061
—	—	(119,550)
7,783,632	2,060,053	248,511
82,709,778	15,821,010	1,874,662

(8,116,651)	(1,518,718)	(1,289,847)
—	—	—
(232,586)	—	—
(19,638,375)	(2,072,514)	(55,407)
5,288,207	594,098	909
805,546	205,355	—
(348,516)	(578,783)	—
(1,461,474)	792,320	—
729,316	(274,867)	—
(22,974,533)	(2,853,109)	(1,344,345)

(39,883,573)	(12,658,884)	(413,512)
(19,285)	—	—
5,277,959	(437,972)	20,255
(1,174,754)	364,077	568
(209,408)	(199,218)	—
248,872	343,842	—
1,772,392	895,410	—
(460,991)	(74,517)	—
(34,448,788)	(11,767,262)	(392,689)
(57,423,321)	(14,620,371)	(1,737,034)
$25,286,457	$1,200,639	$137,628
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Six Months Ended	For the Year Ended
	06/30/26	12/31/25
	(Unaudited)
Operations:
Net investment income	$37,375,419	$84,454,188
Net realized gain (loss) on investment securities, foreign currency and derivatives	26,303	100,100
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	—	—
Net increase in net assets resulting from operations	37,401,722	84,554,288
Distributions to Shareholders:
Distributions paid
Institutional shares	(28,251,622)	(61,887,391)
Investor shares	(9,123,798)	(22,649,643)
Return of capital
Institutional shares	—	—
Investor shares	—	—
Total distributions	(37,375,420)	(84,537,034)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	6,332,761,361	8,731,626,413
Investor shares	89,840,715	183,597,299
Reinvestment of dividends and distributions
Institutional shares	7,180,152	18,656,625
Investor shares	9,038,509	22,464,146
Total proceeds from shares sold and reinvested	6,438,820,737	8,956,344,483
Value of shares redeemed
Institutional shares	(6,367,616,492)	(8,643,557,992)
Investor shares	(122,545,959)	(222,071,262)
Total value of shares redeemed	(6,490,162,451)	(8,865,629,254)
Net increase (decrease) from capital share transactions	(51,341,714)	90,715,229
Total increase (decrease) in net assets	(51,315,412)	90,732,483
Net Assets:
Beginning of Period	2,023,451,789	1,932,719,306
End of Period	$1,972,136,377	$2,023,451,789

See Notes to Financial Statements.

Low-Duration Bond Fund		Medium-Duration Bond Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/26	12/31/25	06/30/26	12/31/25
(Unaudited)		(Unaudited)

$17,970,128	$37,306,996	$82,709,778	$146,090,197
(2,110,340)	3,400,718	(22,974,533)	21,454,934
(8,482,888)	6,830,237	(34,448,788)	87,873,142
7,376,900	47,537,951	25,286,457	255,418,273

(13,651,425)	(31,035,178)	(65,971,993)	(122,656,616)
(2,693,338)	(6,806,810)	(12,375,830)	(24,024,189)

—	—	—	—
—	—	—	—
(16,344,763)	(37,841,988)	(78,347,823)	(146,680,805)

94,416,491	172,882,085	372,967,084	705,349,475
17,996,489	27,196,505	65,949,487	209,222,367

13,415,540	30,654,791	65,427,537	121,546,438
2,685,817	6,790,163	12,131,318	23,519,202
128,514,337	237,523,544	516,475,426	1,059,637,482

(128,502,774)	(184,708,939)	(159,206,176)	(285,740,636)
(12,844,572)	(98,327,013)	(53,615,748)	(80,216,168)
(141,347,346)	(283,035,952)	(212,821,924)	(365,956,804)
(12,833,009)	(45,512,408)	303,653,502	693,680,678
(21,800,872)	(35,816,445)	250,592,136	802,418,146

902,795,693	938,612,138	3,589,901,069	2,787,482,923
$880,994,821	$902,795,693	$3,840,493,205	$3,589,901,069
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global Bond Fund		Impact Bond Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
	06/30/26	12/31/25	06/30/26	12/31/25
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$15,821,010	$27,460,666	$1,874,662	$3,994,112
Net realized loss on investment securities, foreign currency and derivatives	(2,853,109)	(25,121,501)	(1,344,345)	(113,038)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	(11,767,262)	46,149,472	(392,689)	845,406
Net increase in net assets resulting from operations	1,200,639	48,488,637	137,628	4,726,480
Distributions to Shareholders:
Distributions paid
Institutional shares	(11,017,905)	(18,574,125)	(1,429,867)	(3,285,826)
Investor shares	(1,573,421)	(2,838,231)	(344,808)	(794,101)
Return of capital
Institutional shares	—	—	—	—
Investor shares	—	—	—	—
Total distributions	(12,591,326)	(21,412,356)	(1,774,675)	(4,079,927)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	68,641,179	140,774,601	4,798,038	9,755,612
Investor shares	10,514,332	18,979,170	1,112,951	5,612,065
Reinvestment of dividends and distributions
Institutional shares	10,993,208	18,532,981	1,429,389	3,285,098
Investor shares	1,535,821	2,773,049	344,808	794,016
Total proceeds from shares sold and reinvested	91,684,540	181,059,801	7,685,186	19,446,791
Value of shares redeemed
Institutional shares	(46,876,413)	(101,946,227)	(2,990,291)	(7,077,493)
Investor shares	(7,619,407)	(40,968,607)	(1,016,877)	(5,347,479)
Total value of shares redeemed	(54,495,820)	(142,914,834)	(4,007,168)	(12,424,972)
Net increase from capital share transactions(1)	37,188,720	38,144,967	3,678,018	7,021,819
Total increase in net assets	25,798,033	65,221,248	2,040,971	7,668,372
Net Assets:
Beginning of Period	704,970,359	639,749,111	93,848,807	86,180,435
End of Period	$730,768,392	$704,970,359	$95,889,778	$93,848,807

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Money Market Fund
Institutional Class
2026(1)	$1.00	$0.02	$—†	$0.02	$(0.02)	$—	$(0.02)	$1.00	1.78%	$1,420,862	0.14%	0.14%	3.56%	N/A
2025	1.00	0.04	—†	0.04	(0.04)	—†	(0.04)	1.00	4.22	1,448,518	0.14	0.14	4.14	N/A
2024	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	5.19	1,341,781	0.15	0.15	5.04	N/A
2023	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	5.01	977,071	0.14	0.14	4.89	N/A
2022	1.00	0.01	—†	0.01	(0.01)	—†	(0.01)	1.00	1.50	1,049,604	0.13	0.14	1.49	N/A
2021	1.00	—	—†	—†	—	—	—	1.00	—	1,154,219	0.07	0.14	—	N/A
Investor Class
2026(1)	$1.00	$0.02	$—†	$0.02	$(0.02)	$—	$(0.02)	$1.00	1.64%	$551,274	0.41%	0.41%	3.29%	N/A
2025	1.00	0.04	—†	0.04	(0.04)	—†	(0.04)	1.00	3.94	574,934	0.41	0.41	3.87	N/A
2024	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	4.90	590,938	0.42	0.42	4.79	N/A
2023	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	4.73	582,208	0.41	0.41	4.64	N/A
2022	1.00	0.01	—†	0.01	(0.01)	—†	(0.01)	1.00	1.29	517,739	0.34	0.41	1.31	N/A
2021	1.00	—	—†	—†	—	—	—	1.00	—	449,643	0.08	0.41	—	N/A

Low-Duration Bond Fund
Institutional Class
2026(1)	$13.01	$0.27	$(0.17)	$0.10	$(0.24)	$—	$(0.24)	$12.87	0.81%	$723,236	0.36%(2)	0.36%(2)	4.15%	98%
2025	12.86	0.55	0.16	0.71	(0.56)	—	(0.56)	13.01	5.66	751,305	0.37	0.37	4.27	161
2024	12.81	0.56	0.04	0.60	(0.55)	—	(0.55)	12.86	4.81	724,586	0.36 (2)	0.36 (2)	4.38	157
2023	12.61	0.49	0.14	0.63	(0.43)	—	(0.43)	12.81	5.09	670,255	0.34 (2)	0.34 (2)	3.89	209
2022	13.42	0.23	(0.78)	(0.55)	(0.26)	—	(0.26)	12.61	(4.13)	778,792	0.34	0.34	1.79	233
2021	13.62	0.12	(0.17)	(0.05)	(0.14)	(0.01)	(0.15)	13.42	(0.40)	835,297	0.34	0.34	0.85	304
Investor Class
2026(1)	$13.00	$0.25	$(0.15)	$0.10	$(0.23)	$—	$(0.23)	$12.87	0.76%	$157,759	0.64%(2)	0.64%(2)	3.86%	98%
2025	12.86	0.52	0.15	0.67	(0.53)	—	(0.53)	13.00	5.29	151,491	0.66	0.66	3.98	161
2024	12.81	0.53	0.04	0.57	(0.52)	—	(0.52)	12.86	4.54	214,026	0.64 (2)	0.64 (2)	4.10	157
2023	12.61	0.46	0.14	0.60	(0.40)	—	(0.40)	12.81	4.82	197,616	0.61 (2)	0.61 (2)	3.60	209
2022	13.43	0.19	(0.78)	(0.59)	(0.23)	—	(0.23)	12.61	(4.43)	206,664	0.61	0.61	1.48	233
2021	13.62	0.08	(0.17)	(0.09)	(0.09)	(0.01)	(0.10)	13.43	(0.65)	237,602	0.61	0.61	0.58	304

Medium-Duration Bond Fund
Institutional Class
2026(1)	$12.94	$0.29	$(0.20)	$0.09	$(0.27)	$—	$(0.27)	$12.76	0.73%	$3,224,469	0.38%	0.38%	4.54%	193%
2025	12.52	0.59	0.42	1.01	(0.59)	—	(0.59)	12.94	8.22	2,989,347	0.39	0.39	4.60	409
2024	12.87	0.57	(0.34)	0.23	(0.58)	—	(0.58)	12.52	1.86	2,357,810	0.38	0.38	4.60	487
2023	12.55	0.51	0.27	0.78	(0.46)	—	(0.46)	12.87	6.37	2,071,217	0.38	0.38	4.03	414
2022	15.04	0.35	(2.55)	(2.20)	(0.29)	—	(0.29)	12.55	(14.68)	1,672,089	0.38	0.38	2.63	366
2021	15.65	0.24	(0.56)	(0.32)	(0.27)	(0.02)	(0.29)	15.04	(2.01)	1,950,666	0.36	0.36	1.60	347
Investor Class
2026(1)	$12.93	$0.27	$(0.19)	$0.08	$(0.26)	$—	$(0.26)	$12.75	0.61%	$616,024	0.64%	0.64%	4.27%	193%
2025	12.52	0.55	0.42	0.97	(0.56)	—	(0.56)	12.93	7.88	600,554	0.66	0.66	4.34	409
2024	12.87	0.54	(0.34)	0.20	(0.55)	—	(0.55)	12.52	1.61	429,673	0.65	0.65	4.33	487
2023	12.56	0.47	0.27	0.74	(0.43)	—	(0.43)	12.87	6.01	390,068	0.66	0.66	3.75	414
2022	15.05	0.31	(2.55)	(2.24)	(0.25)	—	(0.25)	12.56	(14.89)	338,175	0.65	0.65	2.35	366
2021	15.66	0.20	(0.56)	(0.36)	(0.23)	(0.02)	(0.25)	15.05	(2.27)	458,302	0.62	0.62	1.33	347

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	For the six months ended June 30, 2026, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)	The ratio for the Low-Duration Bond Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.00% for 2023, 2024 and for the six months ended June 30, 2026.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Global Bond Fund
Institutional Class
2026(1)	$8.89	$0.20	$(0.18)	$0.02	$(0.16)	$—	$—	$(0.16)	$8.75	0.21%	$635,243	0.54%	0.54%	4.53%	71%
2025	8.52	0.37	0.29	0.66	(0.29)	—	—	(0.29)	8.89	7.93	612,319	0.61	0.61	4.27	144
2024	8.73	0.36	(0.30)	0.06	(0.27)	—	—	(0.27)	8.52	0.65	531,438	0.58	0.58	4.13	57
2023	8.35	0.33	0.17	0.50	(0.12)	—	—	(0.12)	8.73	6.02	466,381	0.57	0.57	3.92	48
2022	9.77	0.26	(1.56)	(1.30)	(0.10)	(0.01)	(0.01)	(0.12)	8.35	(13.37)	433,956	0.57	0.57	3.04	59
2021	10.38	0.27	(0.51)	(0.24)	(0.21)	(0.16)	—	(0.37)	9.77	(2.31)	502,292	0.56	0.56	2.69	57
Investor Class
2026(1)	$8.83	$0.18	$(0.17)	$0.01	$(0.15)	$—	$—	$(0.15)	$8.69	0.07%	$95,525	0.86%	0.86%	4.21%	71%
2025	8.47	0.34	0.29	0.63	(0.27)	—	—	(0.27)	8.83	7.55	92,651	0.94	0.94	3.94	144
2024	8.68	0.33	(0.30)	0.03	(0.24)	—	—	(0.24)	8.47	0.40	108,311	0.89	0.89	3.83	57
2023	8.31	0.30	0.17	0.47	(0.10)	—	—	(0.10)	8.68	5.64	110,665	0.88	0.88	3.61	48
2022	9.73	0.24	(1.56)	(1.32)	(0.08)	(0.01)	(0.01)	(0.10)	8.31	(13.62)	98,071	0.86	0.86	2.74	59
2021	10.34	0.24	(0.50)	(0.26)	(0.19)	(0.16)	—	(0.35)	9.73	(2.53)	120,702	0.85	0.85	2.40	57

Impact Bond Fund
Institutional Class
2026(1)	$9.62	$0.19	$(0.18)	$0.01	$(0.18)	$—	$—	$(0.18)	$9.45	0.12%	$76,725	0.48%	0.69%	4.07%	52%
2025	9.55	0.43	0.08	0.51	(0.44)	—	—	(0.44)	9.62	5.46	74,780	0.49	0.71	4.50	114
2024	9.86	0.45	(0.31)	0.14	(0.45)	—	—	(0.45)	9.55	1.45	68,269	0.50	0.69	4.60	138
2023(2)	10.00	0.40	(0.16)	0.24	(0.38)	—	—	(0.38)	9.86	2.53	64,778	0.50	0.85	4.46	122
Investor Class
2026(1)	$9.61	$0.18	$(0.18)	$—	$(0.17)	$—	$—	$(0.17)	$9.44	— %(3)	$19,165	0.75%	1.16%	3.80%	52%
2025	9.54	0.41	0.08	0.49	(0.42)	—	—	(0.42)	9.61	5.19	19,069	0.77	1.20	4.22	114
2024	9.86	0.42	(0.32)	0.10	(0.42)	—	—	(0.42)	9.54	1.08	17,911	0.79	1.14	4.31	138
2023(2)	10.00	0.38	(0.17)	0.21	(0.35)	—	—	(0.35)	9.86	2.28	17,129	0.79	1.41	4.20	122

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2026, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)
For the period January 27, 2023 (commencement of operations) through December 31, 2023. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

(3)	Amount represents less than 0.005% per share

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 29.4%
Communication Services — 3.0%
Alphabet, Inc. Class A	37,466	$13,389,224
Alphabet, Inc. Class C	27,272	9,636,016
AT&T, Inc.	137,820	2,852,874
Meta Platforms, Inc. Class A	14,627	8,239,243
Netflix, Inc.*	14,200	1,013,880
Omnicom Group, Inc.	5,382	391,971
Space Exploration Technologies Corporation Class A*	2,563	437,914
Walt Disney Co. (The)	22,475	2,163,219
Warner Music Group Corporation Class A	10,022	271,296
		38,395,637
Consumer Discretionary — 3.3%
Amazon.com, Inc.*	69,746	16,623,262
AutoZone, Inc.*	445	1,422,193
Booking Holdings, Inc.	6,763	1,205,437
Burlington Stores, Inc.*	4,066	1,288,109
Carnival Corporation, Ltd.	35,925	1,026,377
Chipotle Mexican Grill, Inc.*	51,170	1,739,780
DoorDash, Inc. Class A*	4,859	896,631
Expedia Group, Inc.	3,199	818,560
Hilton Worldwide Holdings, Inc.	5,500	1,817,530
Lennar Corporation Class A	3,170	286,853
Lowe’s Cos., Inc.	13,743	3,030,194
McDonald’s Corporation	10,061	2,719,589
Ross Stores, Inc.	8,864	1,886,703
Tesla, Inc.*	14,821	6,233,713
Yum! Brands, Inc.	10,736	1,716,257
		42,711,188
Consumer Staples — 1.1%
Church & Dwight Co., Inc.	5,808	562,679
Coca-Cola Co. (The)	9,950	808,637
Keurig Dr. Pepper, Inc.	43,243	1,415,344
Kimberly-Clark Corporation	6,894	756,754
Mondelez International, Inc. Class A	44,462	2,571,682
Monster Beverage Corporation*	5,602	538,464
PepsiCo, Inc.	25,543	3,458,522
Procter & Gamble Co. (The)	5,239	768,247
Walmart, Inc.	22,886	2,592,068
		13,472,397
Energy — 0.9%
Baker Hughes Co.	27,731	1,539,071
ConocoPhillips	14,088	1,464,589
Diamondback Energy, Inc.	3,808	669,370
EOG Resources, Inc.	20,729	2,689,173
EQT Corporation	11,124	591,463
Exxon Mobil Corporation	35,925	4,911,666
		11,865,332
Financials — 3.6%
Affirm Holdings, Inc.*	14,474	1,180,355
American Express Co.	4,893	1,655,057
Apollo Global Management, Inc.	6,398	756,947
Arch Capital Group, Ltd.*	5,245	509,080
	Shares	Value
Arthur J. Gallagher & Co.	8,967	$2,058,554
Bank of America Corporation	73,703	4,199,597
Berkshire Hathaway, Inc. Class B*	10,727	5,367,684
Blackstone, Inc.	6,181	727,318
Capital One Financial Corporation	8,523	1,709,884
Charles Schwab Corporation (The)	29,762	2,746,140
Citigroup, Inc.	18,457	2,583,242
Corpay, Inc.*	4,476	1,491,716
Fidelity National Information Services, Inc.	21,651	841,791
Fifth Third Bancorp	29,635	1,670,525
Intercontinental Exchange, Inc.	3,519	433,224
Mastercard, Inc. Class A	9,135	4,691,736
Morgan Stanley	10,881	2,274,564
Progressive Corporation (The)	4,128	901,762
Toast, Inc. Class A*	18,882	525,297
U.S. Bancorp	31,006	1,872,762
Visa, Inc. Class A	11,251	3,860,106
Wells Fargo & Co.	40,130	3,316,343
WEX, Inc.*	756	106,664
		45,480,348
Health Care — 2.5%
Agilent Technologies, Inc.	4,726	627,755
Align Technology, Inc.*	1,112	187,550
Amgen, Inc.	3,445	1,247,503
Becton, Dickinson & Co.	4,403	666,306
BioMarin Pharmaceutical, Inc.*	13,043	746,321
Boston Scientific Corporation*	23,577	1,006,266
Cardinal Health, Inc.	459	109,040
Cencora, Inc.	3,088	873,842
Cigna Group (The)	6,061	1,670,897
Danaher Corporation	8,646	1,646,890
Dexcom, Inc.*	10,919	735,395
Edwards Lifesciences Corporation*	21,803	1,972,299
Elevance Health, Inc.	2,008	776,554
Eli Lilly and Co.	5,246	6,292,210
Gilead Sciences, Inc.	9,418	1,189,870
Humana, Inc.	3,895	1,547,172
Incyte Corporation*	8,008	907,787
Intuitive Surgical, Inc.*	1,150	457,332
IQVIA Holdings, Inc.*	4,459	861,568
McKesson Corporation	1,791	1,353,280
Neurocrine Biosciences, Inc.*	5,178	872,674
Quest Diagnostics, Inc.	231	48,960
ResMed, Inc.	1,442	281,017
Solventum Corporation*	1,689	130,306
Stryker Corporation	10,877	3,424,515
Waters Corporation*	4,508	1,690,680
Zoetis, Inc.	11,077	795,993
		32,119,982
Industrials — 2.2%
3M Co.	20,037	3,244,191
Deere & Co.	3,925	2,489,745
Delta Air Lines, Inc.	6,249	585,281
Dover Corporation	6,422	1,440,326
EMCOR Group, Inc.	609	505,397
See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Emerson Electric Co.	6,810	$974,852
FedEx Corporation	3,701	1,158,894
FedEx Freight Holding Co., Inc.*	1,851	279,501
GE Vernova, Inc.	1,465	1,721,170
General Dynamics Corporation	1,097	388,601
Howmet Aerospace, Inc.	12,647	3,400,272
Ingersoll Rand, Inc.	7,058	578,685
Masco Corporation	10,952	891,164
RTX Corporation	20,722	3,931,585
Textron, Inc.	9,348	857,492
TransDigm Group, Inc.	1,038	1,382,658
Union Pacific Corporation	4,317	1,174,224
United Airlines Holdings, Inc.*	2,938	399,539
United Rentals, Inc.	917	1,038,860
Vertiv Holdings Co. Class A	5,129	1,717,292
		28,159,729
Information Technology — 11.1%
Advanced Micro Devices, Inc.*	10,563	6,136,152
Amphenol Corporation Class A	16,107	2,839,986
Analog Devices, Inc.	6,118	2,429,886
Apple, Inc.	89,824	25,991,473
AppLovin Corporation Class A*	1,372	706,896
Arista Networks, Inc.*	10,765	1,828,758
Autodesk, Inc.*	4,718	917,274
Broadcom, Inc.	31,764	11,998,851
Cadence Design Systems, Inc.*	3,105	1,165,369
Ciena Corporation*	879	431,202
Cognizant Technology Solutions Corporation Class A	13,061	505,853
Corning, Inc.	9,157	2,338,973
Crowdstrike Holdings, Inc. Class A*	865	660,116
Fortinet, Inc.*	4,094	628,920
Intel Corporation*	20,891	2,917,010
Intuit, Inc.	2,424	632,664
Lam Research Corporation	16,332	7,077,146
Micron Technology, Inc.	7,994	9,227,394
Microsoft Corporation	51,516	19,216,498
NVIDIA Corporation	161,214	32,257,309
Oracle Corporation	17,818	2,611,228
Palantir Technologies, Inc. Class A*	12,544	1,463,508
Sandisk Corporation*	489	1,111,854
ServiceNow, Inc.*	21,910	2,175,225
Texas Instruments, Inc.	9,102	2,713,033
Western Digital Corporation	4,003	2,556,796
		142,539,374
Materials — 0.5%
Ball Corporation	1,632	101,837
Ecolab, Inc.	9,399	2,618,655
Martin Marietta Materials, Inc.	1,111	640,714
Newmont Corporation	6,768	632,131
PPG Industries, Inc.	8,418	1,021,019
Vulcan Materials Co.	2,659	784,432
		5,798,788
Real Estate — 0.5%
American Tower Corporation REIT	5,360	876,735
	Shares	Value
Equinix, Inc. REIT	1,716	$1,788,741
Equity LifeStyle Properties, Inc. REIT	11,199	721,776
Ventas, Inc. REIT	23,280	2,067,264
Welltower, Inc. REIT	6,597	1,497,321
		6,951,837
Utilities — 0.7%
American Water Works Co., Inc.	1,079	141,975
Entergy Corporation	15,056	1,729,332
NextEra Energy, Inc.	37,960	3,331,749
Sempra	19,707	1,827,036
Southern Co. (The)	16,575	1,586,393
		8,616,485
Total Common Stocks (Cost $360,586,081)		376,111,097
FOREIGN COMMON STOCKS — 1.5%
Ireland — 1.3%
Accenture PLC Class A	10,522	1,309,358
Aon PLC Class A	8,391	2,783,211
Eaton Corporation PLC	4,466	1,903,052
Linde PLC	3,134	1,626,358
Medtronic PLC	26,581	2,079,431
Seagate Technology Holdings PLC	3,283	3,168,095
Trane Technologies PLC	8,109	3,982,816
		16,852,321
Jersey — 0.0%
Aptiv PLC*	3,161	194,022
Netherlands — 0.2%
NXP Semiconductors NV	7,994	2,246,554
Switzerland — 0.0%
Chubb, Ltd.	850	289,629
Total Foreign Common Stocks (Cost $19,584,477)		19,582,526
MONEY MARKET FUNDS — 7.8%
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞ (Cost $100,002,356)	100,002,356	100,002,356

	Par
U.S. TREASURY OBLIGATIONS — 53.7%
U.S. Treasury Bills
3.64%, 11/27/26Ω‡‡	$9,000,000	8,859,754
3.78%, 12/24/26Ω	200,000,000	196,253,481
		205,113,235
U.S. Treasury Notes
4.63%, 09/15/26Δ	108,300,000	108,490,844
4.38%, 12/15/26‡‡	107,300,000	107,561,052
4.25%, 03/15/27Δ	107,000,000	107,184,346
4.63%, 06/15/27Δ	97,800,000	98,279,782
0.75%, 01/31/28Δ	44,000,000	41,715,781

See Notes to Financial Statements.

	Par	Value
3.63%, 09/30/31	$18,000,000	$17,497,969
		480,729,774
Total U.S. Treasury Obligations (Cost $688,273,475)		685,843,009

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 7.7%
Call Options — 7.3%
S&P 500®, Strike Price $6,100.00, Expires 01/31/30 (MSCS)	195	$146,237,520	48,483,198
S&P 500®, Strike Price $7,000.00, Expires 01/31/31 (MSCS)	200	149,987,200	44,211,501
			92,694,699
Put Option — 0.4%
S&P 500®, Strike Price $7,090.00, Expires 09/30/26 (GSC)	545	$408,715,120	5,286,500
Total Purchased Options (Premiums paid $68,194,274)			97,981,199
TOTAL INVESTMENTS — 100.1% (Cost $1,236,640,663)			1,279,520,187

WRITTEN OPTIONS — (0.7)%
Call Option — (0.3)%
S&P 500®, Strike Price $7,890.00, Expires 09/30/26 (GSC)	(545)	$(408,715,120)	(4,033,000)
Put Options — (0.4)%
S&P 500®, Strike Price $5,990.00, Expires 09/30/26 (GSC)	(545)	(408,715,120)	(1,199,000)
S&P 500®, Strike Price $7,310.00, Expires 07/10/26 (MSCS)	(16)	(11,998,976)	(25,440)
S&P 500®, Strike Price $7,340.00, Expires 07/10/26 (MSCS)	(1)	(749,936)	(1,955)
S&P 500®, Strike Price $7,350.00, Expires 07/02/26 (MSCS)	(16)	(11,998,976)	(6,960)
S&P 500®, Strike Price $7,350.00, Expires 07/24/26 (MSCS)	(67)	(50,245,712)	(352,085)
S&P 500®, Strike Price $7,360.00, Expires 07/10/26 (MSCS)	(1)	(749,936)	(2,250)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $7,380.00, Expires 07/24/26 (MSCS)	(28)	$(20,998,208)	$(166,040)
S&P 500®, Strike Price $7,380.00, Expires 07/31/26 (MSCS)	(11)	(8,249,296)	(83,160)
S&P 500®, Strike Price $7,390.00, Expires 07/24/26 (MSCS)	(55)	(41,246,480)	(339,900)
S&P 500®, Strike Price $7,425.00, Expires 07/02/26 (MSCS)	(89)	(66,744,304)	(104,575)
S&P 500®, Strike Price $7,425.00, Expires 07/10/26 (MSCS)	(4)	(2,999,744)	(14,260)
S&P 500®, Strike Price $7,430.00, Expires 07/10/26 (MSCS)	(133)	(99,741,488)	(491,435)
S&P 500®, Strike Price $7,430.00, Expires 07/17/26 (MSCS)	(2)	(1,499,872)	(11,010)
S&P 500®, Strike Price $7,435.00, Expires 07/31/26 (MSCS)	(9)	(6,749,424)	(82,575)
S&P 500®, Strike Price $7,470.00, Expires 07/24/26 (MSCS)	(4)	(2,999,744)	(34,360)
S&P 500®, Strike Price $7,490.00, Expires 07/31/26 (MSCS)	(16)	(11,998,976)	(169,358)
S&P 500®, Strike Price $7,500.00, Expires 07/17/26 (MSCS)	(140)	(104,991,040)	(1,115,800)
S&P 500®, Strike Price $7,535.00, Expires 07/17/26 (MSCS)	(3)	(2,249,808)	(28,740)
S&P 500®, Strike Price $7,560.00, Expires 07/17/26 (MSCS)	(9)	(6,749,424)	(98,055)
S&P 500®, Strike Price $7,580.00, Expires 07/02/26 (MSCS)	(8)	(5,999,488)	(73,720)
(4,400,678)
Total Written Options (Premiums received $(12,447,064))			(8,433,678)
Other Assets in Excess of Liabilities — 0.6%			7,214,033
NET ASSETS — 100.0%			$1,278,300,542
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	09/2026	94	$35,476,775	$47,950
10-Year U.S. Treasury Note	09/2026	230	25,274,844	203,285
2-Year U.S. Treasury Note	09/2026	320	65,962,500	(2,500)
See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	09/2026	645	$69,045,234	$239,422
Total Futures Contracts outstanding at June 30, 2026			$195,759,353	$488,157
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$376,111,097	$376,111,097	$—	$—
Foreign Common Stocks	19,582,526	19,582,526	—	—
Money Market Funds	100,002,356	100,002,356	—	—
Purchased Options:
Call Options	92,694,699	—	92,694,699	—
Put Option	5,286,500	—	5,286,500	—
Total Purchased Options	97,981,199	—	97,981,199	—
U.S. Treasury Obligations	685,843,009	—	685,843,009	—
Total Assets - Investments in Securities	$1,279,520,187	$495,695,979	$783,824,208	$ —
Other Financial Instruments***
Futures Contracts	$490,657	$490,657	$—	$—
Total Assets - Other Financial Instruments	$490,657	$490,657	$ —	$ —
Liabilities:
Investments in Securities:
Written Options:
Call Option	$(4,033,000)	$—	$(4,033,000)	$—
Put Options	(4,400,678)	(3,032,320)	(1,368,358)	—
Total Written Options	(8,433,678)	(3,032,320)	(5,401,358)	—
Total Liabilities - Investments in Securities	$(8,433,678)	$(3,032,320)	$(5,401,358)	$ —
Other Financial Instruments***
Futures Contracts	$(2,500)	$(2,500)	$—	$—
Total Liabilities - Other Financial Instruments	$(2,500)	$(2,500)	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosures.

See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.4%
Communication Services — 9.7%
Alphabet, Inc. Class A	600,045	$214,438,082
Alphabet, Inc. Class C	480,993	169,949,257
AT&T, Inc.	810,706	16,781,614
Charter Communications, Inc. Class AΔ*	4,056	576,804
Comcast Corporation Class A	381,791	9,372,969
EchoStar Corporation Class AΔ*	14,580	1,479,870
Electronic Arts, Inc.	27,291	5,595,747
Fox Corporation Class AΔ	24,540	1,280,006
Fox Corporation Class B	22,665	1,061,629
Live Nation Entertainment, Inc.Δ*	13,806	2,528,017
Meta Platforms, Inc. Class A	223,853	126,094,156
Netflix, Inc.*	432,661	30,891,995
News Corporation Class A	13,865	344,268
News Corporation Class BΔ	17,149	481,201
Omnicom Group, Inc.	34,451	2,509,066
Paramount Skydance Corporation Class BΔ	33,224	327,589
Take-Two Interactive Software, Inc.*	18,289	4,571,884
TKO Group Holdings, Inc.Δ	9,182	1,848,428
T-Mobile U.S., Inc.	57,174	9,589,795
Trade Desk, Inc. (The) Class A*	9,726	175,846
Verizon Communications, Inc.	495,581	20,982,900
Walt Disney Co. (The)	188,123	18,106,839
Warner Bros. Discovery, Inc.*	250,493	6,678,143
		645,666,105
Consumer Discretionary — 9.0%
Airbnb, Inc. Class A*	41,224	5,899,154
Amazon.com, Inc.*	995,792	237,337,065
AutoZone, Inc.*	1,728	5,522,584
Best Buy Co., Inc.	10,335	784,220
Booking Holdings, Inc.	79,944	14,249,219
Carnival Corporation, Ltd.	93,461	2,670,181
Carvana Co.*	70,825	4,661,702
Chipotle Mexican Grill, Inc.*	128,771	4,378,214
D.R. Horton, Inc.	32,224	5,248,645
Darden Restaurants, Inc.Δ	14,447	2,976,226
Deckers Outdoor Corporation*	5,727	568,634
Domino’s Pizza, Inc.Δ	351	103,910
DoorDash, Inc. Class A*	36,067	6,655,444
eBay, Inc.Δ	54,164	6,052,827
Expedia Group, Inc.	10,462	2,677,017
Ford Motor Co.	360,267	5,007,711
General Motors Co.	95,248	7,341,716
Genuine Parts Co.	17,774	2,096,977
Hasbro, Inc.	614	50,710
Hilton Worldwide Holdings, Inc.	25,222	8,334,862
Home Depot, Inc. (The)	105,839	37,327,299
Lennar Corporation Class A	25,645	2,320,616
Lowe’s Cos., Inc.	56,981	12,563,741
Lululemon Athletica, Inc.*	1,507	172,069
Marriott International, Inc. Class AΔ	22,914	8,491,699
McDonald’s Corporation	84,358	22,802,811
NIKE, Inc. Class B	115,356	4,735,364
Norwegian Cruise Line Holdings, Ltd.Δ*	4,713	99,491
	Shares	Value
NVR, Inc.*	284	$1,935,006
O’Reilly Automotive, Inc.*	85,275	7,852,975
PulteGroup, Inc.	17,308	2,374,831
Ralph Lauren Corporation	2,445	981,447
Ross Stores, Inc.	31,270	6,655,819
Royal Caribbean Cruises, Ltd.	24,936	7,917,928
Starbucks Corporation	115,296	11,782,098
Tapestry, Inc.	21,095	3,087,886
Tesla, Inc.*	286,774	120,617,144
TJX Cos., Inc. (The)	113,944	17,262,516
Tractor Supply Co.Δ	22,031	696,400
Ulta Beauty, Inc.*	3,882	1,750,704
Williams-Sonoma, Inc.	8,971	2,091,140
Yum! Brands, Inc.	32,953	5,267,867
		601,403,869
Consumer Staples — 4.6%
Archer-Daniels-Midland Co.	63,508	4,852,011
Casey’s General Stores, Inc.	3,796	3,017,023
Church & Dwight Co., Inc.	27,959	2,708,668
Clorox Co. (The)	8,634	824,029
Coca-Cola Co. (The)	531,878	43,225,725
Colgate-Palmolive Co.	109,435	10,033,001
Costco Wholesale Corporation	45,895	42,933,396
Dollar General Corporation	30,243	3,481,272
Dollar Tree, Inc.*	19,847	2,400,495
Estee Lauder Cos., Inc. (The) Class A	24,032	1,897,326
General Mills, Inc.Δ	107,180	3,729,864
Hershey Co. (The)Δ	18,809	3,300,039
Hormel Foods Corporation	48,902	1,213,748
J.M. Smucker Co. (The)	15,075	1,695,937
Kenvue, Inc.	276,470	5,283,342
Keurig Dr. Pepper, Inc.	215,878	7,065,687
Kimberly-Clark CorporationΔ	38,870	4,266,760
Kraft Heinz Co. (The)Δ	242,116	5,718,780
Kroger Co. (The)	75,797	4,209,007
McCormick & Co., Inc. (Non-Voting Shares)	30,377	1,531,608
Mondelez International, Inc. Class A	175,959	10,177,469
Monster Beverage Corporation*	99,085	9,524,050
PepsiCo, Inc.	170,829	23,130,247
Procter & Gamble Co. (The)	314,963	46,186,174
Sysco Corporation	52,703	4,404,917
Target Corporation	47,305	6,178,506
Tyson Foods, Inc. Class A	45,726	2,617,813
Walmart, Inc.	468,375	53,048,152
		308,655,046
Energy — 2.9%
APA CorporationΔ	11,692	380,808
Archrock, Inc.	13	529
Baker Hughes Co.	91,162	5,059,491
Chevron Corporation	206,676	34,258,614
ConocoPhillips	133,492	13,877,828
Devon Energy Corporation	85,712	3,541,620
Diamondback Energy, Inc.	18,803	3,305,191
EOG Resources, Inc.	59,646	7,737,876
EQT Corporation	56,293	2,993,099
Expand Energy Corporation	12,698	1,157,931
See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Exxon Mobil Corporation	452,832	$61,911,191
Halliburton Co.	53,476	1,815,510
Kinder Morgan, Inc.	212,594	6,796,630
Marathon Petroleum Corporation	28,653	7,325,713
Occidental Petroleum Corporation	66,632	3,236,316
ONEOK, Inc.	65,945	5,733,258
Phillips 66	40,536	6,852,611
Targa Resources Corporation	18,488	4,957,372
Texas Pacific Land Corporation	5,376	2,352,753
Valero Energy Corporation	30,789	8,018,687
Williams Cos., Inc. (The)	130,328	9,688,584
		191,001,612
Financials — 11.4%
Aflac, Inc.	81,412	9,545,557
Allstate Corporation (The)	27,407	6,521,222
American Express Co.	50,900	17,216,925
American International Group, Inc.	65,815	4,905,192
Ameriprise Financial, Inc.	10,345	4,745,872
Apollo Global Management, Inc.	40,443	4,784,811
Arch Capital Group, Ltd.Δ*	35,117	3,408,456
Ares Management Corporation Class AΔ	20,028	2,229,317
Arthur J. Gallagher & Co.	27,191	6,242,238
Assurant, Inc.	2,404	645,546
Bank of America Corporation	702,628	40,035,743
Bank of New York Mellon Corporation (The)	77,492	11,206,118
Berkshire Hathaway, Inc. Class B*	195,454	97,803,227
Blackrock, Inc.	14,307	13,757,039
Blackstone, Inc.	69,916	8,227,016
Block, Inc.*	54,911	4,173,236
Brown & Brown, Inc.Δ	20,522	1,316,486
Capital One Financial Corporation	60,043	12,045,827
Cboe Global Markets, Inc.	14,521	3,523,811
Charles Schwab Corporation (The)	167,200	15,427,544
Cincinnati Financial Corporation	14,725	2,726,187
Citigroup, Inc.	184,838	25,869,927
Citizens Financial Group, Inc.Δ	34,788	2,437,595
CME Group, Inc.	42,861	9,464,995
Coinbase Global, Inc. Class A*	20,422	2,985,492
Corpay, Inc.*	5,052	1,683,680
Erie Indemnity Co. Class AΔ	1,849	443,298
Everest Group, Ltd.	3,173	1,133,491
FactSet Research Systems, Inc.	1,398	321,652
Fidelity National Information Services, Inc.	22,586	878,144
Fifth Third Bancorp	52,084	2,935,975
Fiserv, Inc.*	35,682	1,750,202
Franklin Resources, Inc.Δ	37,861	1,259,635
Global Payments, Inc.Δ	19,138	1,388,653
Globe Life, Inc.	5,006	894,472
Goldman Sachs Group, Inc. (The)	29,822	30,161,076
Hartford Insurance Group, Inc. (The)	28,747	3,809,552
Huntington Bancshares, Inc.	118,830	2,106,856
Interactive Brokers Group, Inc. Class A	39,662	3,452,181
Intercontinental Exchange, Inc.	59,293	7,299,561
Invesco, Ltd.	28,914	763,040
	Shares	Value
Jack Henry & Associates, Inc.Δ	1,587	$218,593
JPMorgan Chase & Co.	283,296	92,731,280
KeyCorp	64,549	1,487,854
KKR & Co., Inc.	61,931	5,684,027
Loews Corporation	28,928	3,274,939
M&T Bank CorporationΔ	18,081	4,303,459
Marsh & McLennan Cos., Inc.	51,698	8,616,506
Mastercard, Inc. Class A	84,359	43,326,782
MetLife, Inc.	64,005	5,415,463
Moody’s Corporation	13,640	6,177,829
Morgan Stanley	122,245	25,554,095
MSCI, Inc.	7,057	3,952,202
Nasdaq, Inc.	38,291	3,018,097
Northern Trust Corporation	16,617	2,888,699
PayPal Holdings, Inc.	79,753	3,443,735
PNC Financial Services Group, Inc. (The)	44,111	10,861,010
Principal Financial Group, Inc.	19,881	2,142,774
Progressive Corporation (The)	59,797	13,062,655
Prudential Financial, Inc.	36,128	3,899,295
Raymond James Financial, Inc.	15,892	2,416,061
Regions Financial Corporation	64,510	1,948,202
Robinhood Markets, Inc. Class A*	77,334	7,755,054
S&P Global, Inc.	31,031	12,637,685
State Street Corporation	30,870	5,235,552
Synchrony Financial	16,316	1,240,832
T. Rowe Price Group, Inc.Δ	22,044	2,506,182
Travelers Cos., Inc. (The)	24,966	8,241,776
Truist Financial Corporation	139,078	6,928,866
U.S. Bancorp	162,438	9,811,255
Visa, Inc. Class A	173,838	59,642,079
W.R. Berkley Corporation	30,968	2,184,173
Wells Fargo & Co.	327,773	27,087,161
		759,221,019
Health Care — 7.4%
Agilent Technologies, Inc.	91,599	12,167,095
Align Technology, Inc.*	5,801	978,397
Amgen, Inc.	111,175	40,258,691
Baxter International, Inc.Δ	64,652	1,378,381
Becton, Dickinson & Co.	44,733	6,769,445
Boston Scientific Corporation*	187,364	7,996,695
Cardinal Health, Inc.	41,134	9,771,793
Cencora, Inc.	32,785	9,277,499
Centene Corporation*	84,170	5,402,872
Cigna Group (The)	38,740	10,679,843
Danaher Corporation	123,326	23,491,136
DaVita, Inc.*	11,461	2,549,843
Dexcom, Inc.*	39,119	2,634,665
Edwards Lifesciences Corporation*	93,008	8,413,504
Elevance Health, Inc.	31,872	12,325,858
Eli Lilly and Co.	94,134	112,907,144
GE HealthCare Technologies, Inc.	50,374	3,224,440
Gilead Sciences, Inc.	270,480	34,172,443
HCA Healthcare, Inc.	25,973	10,126,613
Henry Schein, Inc.Δ*	23,034	1,923,800
Humana, Inc.	15,358	6,100,505
IDEXX Laboratories, Inc.*	10,753	5,660,809

See Notes to Financial Statements.

	Shares	Value
Incyte Corporation*	157,780	$17,885,941
Insulet Corporation*	8,088	1,231,398
Intuitive Surgical, Inc.*	40,588	16,141,036
IQVIA Holdings, Inc.*	30,627	5,917,749
Labcorp Holdings, Inc.	19,730	5,524,400
McKesson Corporation	17,182	12,982,719
Mettler-Toledo International, Inc.*	5,334	6,814,238
Moderna, Inc.Δ*	114,188	7,996,586
Quest Diagnostics, Inc.	27,553	5,839,858
ResMed, Inc.Δ	20,694	4,032,847
Revvity, Inc.Δ	41,907	4,662,573
Solventum Corporation*	15,682	1,209,866
Stryker Corporation	50,365	15,856,917
Universal Health Services, Inc. Class BΔ	11,246	1,672,168
Veeva Systems, Inc. Class A*	15,471	2,745,638
Viatris, Inc.	1,264,625	20,082,245
Waters Corporation*	22,523	8,447,026
West Pharmaceutical Services, Inc.	13,695	4,916,505
Zimmer Biomet Holdings, Inc.Δ	24,469	2,106,536
Zoetis, Inc.	211,322	15,185,599
		489,463,316
Industrials — 8.1%
3M Co.	52,734	8,538,162
A.O. Smith CorporationΔ	16,217	1,017,130
AMETEK, Inc.	26,617	6,439,717
Automatic Data Processing, Inc.	49,116	10,999,528
Axon Enterprise, Inc.*	7,800	4,372,758
Boeing Co. (The)*	78,040	16,893,319
Broadridge Financial Solutions, Inc.	7,071	968,373
Builders FirstSource, Inc.*	1,980	177,170
C.H. Robinson Worldwide, Inc.	7,738	1,457,375
Carrier Global Corporation	78,938	5,790,102
Caterpillar, Inc.	48,766	51,930,913
Cintas Corporation	30,761	5,231,831
Comfort Systems U.S.A., Inc.	3,932	7,793,027
Copart, Inc.*	62,547	1,763,200
CSX Corporation	185,964	8,838,869
Cummins, Inc.	12,679	9,042,790
Deere & Co.	26,054	16,526,834
Delta Air Lines, Inc.	67,380	6,310,811
Dover Corporation	11,833	2,653,905
EMCOR Group, Inc.	2,652	2,200,842
Emerson Electric Co.	56,724	8,120,041
Equifax, Inc.	6,916	1,097,708
Expeditors International of Washington, Inc.	8,053	1,312,478
Fastenal Co.	107,051	5,141,660
FedEx Corporation	23,188	7,260,858
FedEx Freight Holding Co., Inc.*	11,046	1,667,946
Fortive Corporation	31,205	1,906,313
GE Vernova, Inc.	27,966	32,856,135
Generac Holdings, Inc.*	3,923	1,148,694
General Dynamics Corporation	26,183	9,275,066
General Electric Co.	105,604	39,467,383
Honeywell Aerospace, Inc.*	31,895	7,051,347
Honeywell International, Inc.	31,895	7,141,290
	Shares	Value
Howmet Aerospace, Inc.	37,854	$10,177,426
Hubbell, Inc.	4,746	2,483,107
Huntington Ingalls Industries, Inc.	2,805	785,091
IDEX Corporation	6,919	1,570,267
Illinois Tool Works, Inc.	30,872	8,349,950
Ingersoll Rand, Inc.Δ	28,689	2,352,211
J.B. Hunt Transport Services, Inc.	6,373	1,844,537
Jacobs Solutions, Inc.Δ	8,897	1,121,022
L3Harris Technologies, Inc.	20,994	6,100,646
Lennox International, Inc.Δ	2,901	1,662,128
Lockheed Martin Corporation	23,829	12,139,922
Masco Corporation	23,878	1,942,953
Nordson Corporation	5,292	1,596,543
Norfolk Southern Corporation	23,190	7,295,342
Northrop Grumman Corporation	15,674	7,982,925
Old Dominion Freight Line, Inc.	14,856	3,217,810
Otis Worldwide Corporation	37,638	2,694,881
PACCAR, Inc.	54,216	6,512,426
Parker-Hannifin Corporation	12,356	12,085,651
Paychex, Inc.	35,550	3,495,631
Quanta Services, Inc.	15,416	11,100,137
Republic Services, Inc.	22,216	4,733,785
Rockwell Automation, Inc.	11,287	5,587,968
Rollins, Inc.	21,375	892,193
RTX Corporation	149,700	28,402,581
Snap-on, Inc.	5,899	2,373,758
Southwest Airlines Co.	69,304	3,563,612
Stanley Black & Decker, Inc.	15,175	1,428,271
Textron, Inc.Δ	15,886	1,457,223
TransDigm Group, Inc.	5,382	7,169,039
Uber Technologies, Inc.*	200,769	14,487,491
Union Pacific Corporation	62,033	16,872,976
United Airlines Holdings, Inc.*	34,694	4,718,037
United Parcel Service, Inc. Class B	75,330	8,097,975
United Rentals, Inc.	5,125	5,806,061
Veralto Corporation	15,414	1,366,914
Verisk Analytics, Inc.	5,517	990,467
Vertiv Holdings Co. Class A	35,697	11,952,070
W.W. Grainger, Inc.	3,812	5,185,845
Waste Management, Inc.	43,815	9,765,487
Westinghouse Air Brake Technologies Corporation	13,439	3,623,154
Xylem, Inc.	21,548	2,547,189
		539,926,277
Information Technology — 36.7%
Adobe, Inc.*	39,000	7,995,780
Advanced Micro Devices, Inc.*	165,779	96,302,679
Akamai Technologies, Inc.Δ*	13,007	1,537,557
Amphenol Corporation Class A	126,999	22,392,464
Analog Devices, Inc.	50,304	19,979,240
Apple, Inc.	1,497,230	433,238,473
Applied Materials, Inc.	81,549	58,959,927
AppLovin Corporation Class A*	27,030	13,926,667
Arista Networks, Inc.*	103,275	17,544,357
Autodesk, Inc.*	18,971	3,688,342
Broadcom, Inc.	484,206	182,908,816
See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cadence Design Systems, Inc.*	26,364	$9,894,936
CDW Corporation	11,947	1,680,226
Ciena Corporation*	13,004	6,379,242
Cisco Systems, Inc.	433,482	50,916,796
Cognizant Technology Solutions Corporation Class A	48,265	1,869,303
Coherent Corporation*	18,062	7,124,917
Corning, Inc.	88,163	22,519,475
Crowdstrike Holdings, Inc. Class A*	24,305	18,548,118
Datadog, Inc. Class A*	31,594	8,225,814
Dell Technologies, Inc. Class C	29,747	12,834,641
F5, Inc.*	3,085	1,283,237
Fair Isaac Corporation*	1,918	2,291,588
First Solar, Inc.*	11,847	2,795,418
Fortinet, Inc.*	60,698	9,324,427
Gartner, Inc.*	2,287	296,441
Gen Digital, Inc.	55,811	1,389,136
GoDaddy, Inc. Class A*	948	80,466
Hewlett Packard Enterprise Co.	149,084	6,725,179
HP, Inc.Δ	57,434	1,260,102
Intel Corporation*	477,506	66,674,163
International Business Machines Corporation	98,497	27,698,341
Intuit, Inc.	27,200	7,099,200
Jabil, Inc.	8,416	3,244,200
Keysight Technologies, Inc.*	13,420	4,697,939
KLA Corporation	133,950	40,414,054
Lam Research Corporation	129,500	56,116,235
Lumentum Holdings, Inc.Δ*	7,070	6,066,484
Marvell Technology, Inc.	84,876	25,283,712
Microchip Technology, Inc.	49,200	4,487,040
Micron Technology, Inc.	115,039	132,788,367
Microsoft Corporation	763,720	284,882,834
Monolithic Power Systems, Inc.	4,186	5,786,559
Motorola Solutions, Inc.	19,464	8,083,205
NetApp, Inc.	19,852	3,072,296
NVIDIA Corporation	2,461,603	492,542,144
ON Semiconductor Corporation*	33,696	3,185,620
Oracle Corporation	170,712	25,017,844
Palantir Technologies, Inc. Class A*	229,549	26,781,482
Palo Alto Networks, Inc.*	74,535	25,417,926
PTC, Inc.*	8,371	951,029
Qnity Electronics, Inc.	23,651	3,862,445
QUALCOMM, Inc.	108,148	19,984,669
Roper Technologies, Inc.	10,888	3,684,390
Salesforce, Inc.	86,905	13,614,537
Sandisk Corporation*	15,021	34,153,698
ServiceNow, Inc.*	101,335	10,060,539
Skyworks Solutions, Inc.Δ	14,698	996,524
Super Micro Computer, Inc.Δ*	34,467	1,010,917
Synopsys, Inc.*	17,975	8,018,108
Teledyne Technologies, Inc.*	5,596	3,731,972
Teradyne, Inc.	14,514	7,022,454
Texas Instruments, Inc.	93,972	28,010,234
Trimble, Inc.Δ*	19,275	986,495
Tyler Technologies, Inc.Δ*	3,984	1,165,161
VeriSign, Inc.	6,449	1,622,310
Western Digital Corporation	35,458	22,647,734
	Shares	Value
Workday, Inc. Class A*	17,983	$2,201,479
Zebra Technologies Corporation Class A*	4,187	1,102,270
		2,438,080,374
Materials — 1.3%
Air Products and Chemicals, Inc.	23,642	6,931,362
Albemarle CorporationΔ	9,480	1,280,084
Avery Dennison Corporation	5,863	951,858
Ball Corporation	26,240	1,637,376
CF Industries Holdings, Inc.	17,022	1,842,802
Corteva, Inc.	70,621	5,980,892
Dow, Inc.	101,248	2,770,145
DuPont de Nemours, Inc.	15,767	2,138,681
Ecolab, Inc.	30,903	8,609,885
Freeport-McMoRan, Inc.	137,107	8,622,659
International Flavors & Fragrances, Inc.Δ	30,254	2,396,722
International Paper Co.Δ	51,522	1,962,988
Martin Marietta Materials, Inc.	5,018	2,893,881
Mosaic Co. (The)	27,271	577,872
Newmont Corporation	118,850	11,100,590
Nucor Corporation	22,984	5,119,686
Packaging Corporation of America	10,735	2,557,936
PPG Industries, Inc.	19,496	2,364,670
Sherwin-Williams Co. (The)	25,222	8,684,439
Steel Dynamics, Inc.	10,955	2,513,734
Vulcan Materials Co.	11,371	3,354,559
		84,292,821
Real Estate — 1.9%
Alexandria Real Estate Equities, Inc. REIT	16,632	879,001
American Tower Corporation REIT	59,138	9,673,203
AvalonBay Communities, Inc. REIT	14,896	2,810,726
BXP, Inc. REITΔ	11,272	747,446
Camden Property Trust REIT	12,210	1,397,923
CBRE Group, Inc. Class A*	35,896	4,834,832
CoStar Group, Inc.*	15,832	448,362
Crown Castle, Inc. REIT	71,945	5,448,395
Digital Realty Trust, Inc. REIT	31,147	5,593,378
Equinix, Inc. REIT	9,791	10,206,041
Equity Residential REIT	40,640	2,760,675
Essex Property Trust, Inc. REIT	8,395	2,447,898
Extra Space Storage, Inc. REIT	23,903	3,473,106
Federal Realty Investment Trust REIT	5,137	634,111
Healthpeak Properties, Inc. REIT	99,693	2,133,430
Host Hotels & Resorts, Inc. REIT	47,716	1,131,346
Invitation Homes, Inc. REIT	60,850	1,838,279
Iron Mountain, Inc. REIT	27,908	3,525,060
Kimco Realty Corporation REIT	76,752	1,945,663
Mid-America Apartment Communities, Inc. REIT	17,039	2,367,399
Prologis, Inc. REIT	107,835	14,608,408
Public Storage REITΔ	19,298	6,142,746
Regency Centers Corporation REIT	28,783	2,295,156
SBA Communications Corporation REIT	14,070	2,482,792
Simon Property Group, Inc. REIT	48,301	10,802,519

See Notes to Financial Statements.

	Shares	Value
UDR, Inc. REIT	34,368	$1,371,971
Ventas, Inc. REITΔ	54,188	4,811,894
Welltower, Inc. REIT	83,563	18,966,294
Weyerhaeuser Co. REIT	75,055	1,796,817
		127,574,871
Utilities — 2.4%
AES Corporation (The)	84,414	1,237,509
Alliant Energy CorporationΔ	22,632	1,726,595
Ameren Corporation	19,884	2,247,687
American Electric Power Co., Inc.	68,997	9,439,480
American Water Works Co., Inc.Δ	34,800	4,578,984
Atmos Energy Corporation	24,276	4,182,027
CenterPoint Energy, Inc.Δ	50,231	2,212,173
CMS Energy Corporation	24,417	1,867,900
Consolidated Edison, Inc.	54,284	6,005,439
Constellation Energy Corporation	30,123	7,481,649
Dominion Energy, Inc.	91,084	6,220,126
DTE Energy Co.	18,119	2,760,792
Duke Energy Corporation	124,453	15,753,261
Edison International	41,333	3,077,242
Entergy Corporation	43,304	4,973,897
Evergy, Inc.	18,834	1,627,823
Eversource Energy	46,832	3,384,549
Exelon Corporation	145,959	6,804,609
FirstEnergy Corporation	60,440	2,873,318
NextEra Energy, Inc.	216,178	18,973,943
NiSource, Inc.	23,079	1,097,406
NRG Energy, Inc.	19,377	2,830,205
PG&E Corporation	188,273	3,166,752
Pinnacle West Capital CorporationΔ	5,256	562,392
PPL Corporation	65,214	2,370,529
Public Service Enterprise Group, Inc.	46,751	3,794,311
Sempra	64,983	6,024,574
Southern Co. (The)	153,244	14,666,983
Vistra Corporation	30,698	4,869,624
WEC Energy Group, Inc.	35,929	4,195,429
Xcel Energy, Inc.	62,086	4,985,506
		155,992,714
Total Common Stocks (Cost $2,811,202,762)		6,341,278,024
FOREIGN COMMON STOCKS — 2.8%
Canada — 0.0%
Enerflex, Ltd.	6	147
Curacao — 0.1%
SLB, Ltd.	125,471	5,833,147
Ireland — 2.2%
Accenture PLC Class A	63,226	7,867,844
Allegion PLCΔ	9,625	1,352,216
Aon PLC Class A	21,693	7,195,351
	Shares	Value
CRH PLC	67,134	$7,183,338
Eaton Corporation PLCΔ	39,307	16,749,499
Johnson Controls International PLCΔ	68,276	9,975,806
Linde PLC	53,945	27,994,218
Medtronic PLCΔ	192,844	15,086,186
Pentair PLC	7,659	587,139
Seagate Technology Holdings PLC	23,355	22,537,575
Smurfit WestRock PLCΔ	44,756	2,070,413
STERIS PLC	18,855	3,970,297
TE Connectivity PLC	31,453	6,341,239
Trane Technologies PLC	24,499	12,032,929
Willis Towers Watson PLCΔ	10,753	2,810,512
		143,754,562
Jersey — 0.0%
Amcor PLCΔ	51,803	2,245,660
Aptiv PLCΔ*	26,900	1,651,122
		3,896,782
Netherlands — 0.1%
LyondellBasell Industries NV Class A	31,432	1,654,895
NXP Semiconductors NV	24,211	6,804,017
		8,458,912
Singapore — 0.1%
Flex, Ltd.*	24,860	4,029,060
Switzerland — 0.3%
Bunge Global SAΔ	17,668	1,885,706
Chubb, Ltd.	46,506	15,846,454
Garmin, Ltd.	16,839	3,999,936
		21,732,096
Total Foreign Common Stocks (Cost $110,227,527)		187,704,706
RIGHTS — 0.0%
Hologic, Inc.†††* (Cost $—)	63,158	—
MONEY MARKET FUNDS — 1.9%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø§	17,576,916	17,576,916
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞	110,994,390	110,994,390
Total Money Market Funds (Cost $128,571,306)		128,571,306
TOTAL INVESTMENTS — 100.1% (Cost $3,050,001,595)		6,657,554,036
Liabilities in Excess of Other Assets — (0.1)%		(9,381,472)
NET ASSETS — 100.0%		$6,648,172,564
See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	09/2026	274	$103,411,025	$2,282,157
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$6,341,278,024	$6,341,278,024	$—	$—
Foreign Common Stocks	187,704,706	187,704,706	—	—
Money Market Funds	128,571,306	128,571,306	—	—
Rights	—	—	—	— **
Total Assets - Investments in Securities	$6,657,554,036	$6,657,554,036	$ —	$ —
Other Financial Instruments***
Futures Contracts	$2,282,157	$2,282,157	$—	$—
Total Assets - Other Financial Instruments	$2,282,157	$2,282,157	$ —	$ —

**	Level 3 security has zero value.
***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

There were no transfers to or from Level 3 during the period ended June 30, 2026.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2026.

See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.9%
Communication Services — 3.5%
AT&T, Inc.	124,382	$2,574,707
Charter Communications, Inc. Class AΔ*	1,245	177,051
Comcast Corporation Class A	61,579	1,511,764
EchoStar Corporation Class A*	351	35,627
Electronic Arts, Inc.	3,689	756,393
Fox Corporation Class A	4,289	223,714
Fox Corporation Class B	1,986	93,024
Iridium Communications, Inc.	63	3,456
Liberty Broadband Corporation*	798	26,542
Liberty Broadband Corporation Class A*	2,055	68,390
Liberty Media Corporation-Liberty Formula One Class A*	1,863	163,087
Liberty Media Corporation-Liberty Formula One Class C*	1,588	151,082
Madison Square Garden Sports CorporationΔ*	211	84,788
Meta Platforms, Inc. Class A	7,171	4,039,353
New York Times Co. (The) Class A	3,537	247,519
News Corporation Class A	7,626	189,354
News Corporation Class B	2,491	69,898
Nexstar Media Group, Inc.Δ	513	91,617
Omnicom Group, Inc.	6,407	466,622
People, Inc.*	1,616	74,595
Pinterest, Inc. Class A*	7,746	162,898
Roku, Inc.*	76	10,499
Sirius XM Holdings, Inc.Δ	6,647	196,352
Space Exploration Technologies Corporation Class AΔ*	786	134,296
TKO Group Holdings, Inc.Δ	916	184,400
T-Mobile U.S., Inc.	9,251	1,551,670
Verizon Communications, Inc.	79,897	3,382,839
Versant Media Group, Inc.	2,692	96,939
Walt Disney Co. (The)	32,168	3,096,170
Warner Bros. Discovery, Inc.*	42,070	1,121,586
		20,986,232
Consumer Discretionary — 10.1%
ADT, Inc.	1,051	6,832
Amazon.com, Inc.*	147,669	35,195,429
Aramark	3,453	196,476
AutoZone, Inc.*	242	773,417
Bath & Body Works, Inc.	1,381	31,943
Best Buy Co., Inc.	2,426	184,085
BorgWarner, Inc.	6,122	406,501
Bright Horizons Family Solutions, Inc.*	211	14,956
Brunswick Corporation	764	64,359
CarMax, Inc.*	1,009	53,366
Carnival Corporation, Ltd.	17,322	494,890
Columbia Sportswear Co.Δ	548	33,877
Crocs, Inc.Δ*	470	56,701
D.R. Horton, Inc.	5,962	971,091
Deckers Outdoor Corporation*	260	25,815
Dick’s Sporting Goods, Inc.Δ	725	164,437
Domino’s Pizza, Inc.Δ	291	86,148
	Shares	Value
Duolingo, Inc.*	84	$9,662
eBay, Inc.	6,083	679,775
Five Below, Inc.*	263	47,285
Floor & Decor Holdings, Inc. Class AΔ*	46	2,731
Ford Motor Co.	73,283	1,018,634
GameStop Corporation Class AΔ*	5,933	131,001
Gap, Inc. (The)	1,334	24,919
General Motors Co.	16,162	1,245,767
Gentex Corporation	11,822	298,742
Genuine Parts Co.	2,891	341,080
Grand Canyon Education, Inc.Δ*	40	5,724
H&R Block, Inc.Δ	848	32,292
Hasbro, Inc.	1,939	160,142
Home Depot, Inc. (The)	4,443	1,566,957
Hyatt Hotels Corporation Class AΔ	54	10,467
Lear Corporation	2,309	309,545
Lennar Corporation Class A	4,161	376,529
Lennar Corporation Class BΔ	737	65,379
Lithia Motors, Inc.Δ	34	9,877
LKQ Corporation	5,797	152,635
Lowe’s Cos., Inc.	9,766	2,153,305
Lululemon Athletica, Inc.*	63	7,193
Macy’s, Inc.Δ	2,479	58,380
Marriott International, Inc. Class A	1,030	381,708
Mattel, Inc.Δ*	1	14
McDonald’s Corporation	12,720	3,438,343
Mohawk Industries, Inc.*	337	40,888
NIKE, Inc. Class B	22,605	927,935
NVR, Inc.*	28	190,775
O’Reilly Automotive, Inc.*	11,504	1,059,403
Ollie's Bargain Outlet Holdings, Inc.Δ*	399	30,675
Penske Automotive Group, Inc.Δ	107	19,148
Pool Corporation	65	13,968
PulteGroup, Inc.	4,417	606,057
PVH Corporation	204	15,149
QuantumScape CorporationΔ*	8,606	65,061
Ralph Lauren Corporation	486	195,085
Rivian Automotive, Inc. Class AΔ*	13,279	230,391
Ross Stores, Inc.	749	159,425
Royal Caribbean Cruises, Ltd.	1,720	546,152
Service Corporation InternationalΔ	2,024	153,743
SharkNinja, Inc.Δ*	613	93,342
Starbucks Corporation	10,792	1,102,834
Thor Industries, Inc.Δ	129	9,696
TJX Cos., Inc. (The)	10,420	1,578,630
Toll Brothers, Inc.	1,608	264,918
TopBuild Corporation*	345	122,313
Tractor Supply Co.	3,674	116,135
Ulta Beauty, Inc.*	499	225,039
Vail Resorts, Inc.Δ	60	8,169
VF Corporation	1,665	27,772
Wayfair, Inc. Class A*	623	57,578
Whirlpool CorporationΔ	1,163	45,845
Williams-Sonoma, Inc.	1,292	301,165
Wyndham Hotels & Resorts, Inc.	88	7,410
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Yum! Brands, Inc.	3,646	$582,850
		60,085,960
Consumer Staples — 7.6%
Albertsons Cos., Inc. Class AΔ	9,298	125,802
Archer-Daniels-Midland Co.	9,900	756,360
BJ's Wholesale Club Holdings, Inc.Δ*	2,414	210,549
Casey’s General Stores, Inc.	79	62,788
Church & Dwight Co., Inc.	4,870	471,806
Clorox Co. (The)	1,598	152,513
Coca-Cola Co. (The)	68,629	5,577,479
Coca-Cola Consolidated, Inc.	1,192	227,577
Colgate-Palmolive Co.	10,661	977,400
Conagra Brands, Inc.	21,930	295,178
Costco Wholesale Corporation	4,495	4,204,938
Darling Ingredients, Inc.*	2,209	120,656
Dollar General Corporation	4,495	517,419
Dollar Tree, Inc.*	3,389	409,900
elf Beauty, Inc.Δ*	508	37,592
Estee Lauder Cos., Inc. (The) Class A	4,469	352,828
Freshpet, Inc.Δ*	180	10,642
General Mills, Inc.	17,706	616,169
Hershey Co. (The)Δ	2,760	484,242
Hormel Foods Corporation	12,131	301,091
Ingredion, Inc.	1,193	112,989
J.M. Smucker Co. (The)	3,044	342,450
Kenvue, Inc.	40,988	783,281
Keurig Dr. Pepper, Inc.	33,412	1,093,575
Kimberly-Clark Corporation	4,856	533,043
Kraft Heinz Co. (The)Δ	32,852	775,964
Kroger Co. (The)	12,512	694,791
Lamb Weston Holdings, Inc.	2,836	122,458
Maplebear, Inc.*	2,352	111,367
McCormick & Co., Inc. (Non-Voting Shares)	5,591	281,898
Mondelez International, Inc. Class A	29,443	1,702,983
Monster Beverage Corporation*	7,393	710,615
PepsiCo, Inc.	26,168	3,543,147
Pilgrim’s Pride Corporation	2,145	60,296
Post Holdings, Inc.Δ*	128	11,297
Primo Brands Corporation	5,724	139,895
Procter & Gamble Co. (The)	48,099	7,053,237
Reynolds Consumer Products, Inc.Δ	655	17,587
Seaboard Corporation	11	49,108
Smithfield Foods, Inc.	4,932	119,650
Sprouts Farmers Market, Inc.*	463	39,161
Sysco Corporation	4,716	394,163
Target Corporation	8,489	1,108,748
The Campbell's Co.Δ	7,938	176,779
Tyson Foods, Inc. Class A	6,845	391,876
U.S. Foods Holding Corporation*	3,155	322,599
Walmart, Inc.	73,669	8,343,751
		44,949,637
Energy — 5.3%
Antero Midstream Corporation	2,219	50,482
Antero Resources Corporation*	591	20,768
APA CorporationΔ	2,939	95,723
Baker Hughes Co.	18,310	1,016,205
	Shares	Value
Cheniere Energy, Inc.	1,767	$422,331
Chevron Corporation	34,135	5,658,218
Chord Energy Corporation	81	9,258
ConocoPhillips	22,514	2,340,556
Devon Energy Corporation	18,475	763,387
Diamondback Energy, Inc.	3,325	584,469
DT Midstream, Inc.	910	133,534
EOG Resources, Inc.	10,230	1,327,138
EQT Corporation	9,260	492,354
Expand Energy Corporation	3,483	317,615
Exxon Mobil Corporation	73,638	10,067,787
Halliburton Co.	15,174	515,157
HF Sinclair Corporation	1,699	118,335
Kinder Morgan, Inc.	35,494	1,134,743
Marathon Petroleum Corporation	2,534	647,868
NOV, Inc.	4,188	77,687
Occidental Petroleum Corporation	12,053	585,414
ONEOK, Inc.	10,682	928,693
Ovintiv, Inc.	1,492	78,554
Permian Resources Corporation Class A	2,537	46,706
Phillips 66	6,483	1,095,951
Valero Energy Corporation	4,459	1,161,302
Viper Energy, Inc. Class A	1,906	80,814
Williams Cos., Inc. (The)	20,418	1,517,874
		31,288,923
Financials — 18.2%
Affiliated Managers Group, Inc.	229	77,494
Aflac, Inc.	12,308	1,443,113
AGNC Investment Corporation REITΔ	21,882	238,514
Allstate Corporation (The)	5,004	1,190,652
Ally Financial, Inc.	1,271	58,402
American Express Co.	6,326	2,139,770
American Financial Group, Inc.	583	81,585
American International Group, Inc.	11,226	836,674
Ameriprise Financial, Inc.	765	350,951
Annaly Capital Management, Inc. REIT	14,694	328,558
Apollo Global Management, Inc.	6,426	760,260
Arch Capital Group, Ltd.*	6,718	652,049
Arthur J. Gallagher & Co.	4,217	968,097
Assurant, Inc.	300	80,559
Assured Guaranty, Ltd.	135	10,822
Axis Capital Holdings, Ltd.	375	40,290
Bank of America Corporation	109,579	6,243,811
Bank of New York Mellon Corporation (The)	11,922	1,724,040
Berkshire Hathaway, Inc. Class B*	32,526	16,275,685
Blackrock, Inc.	2,743	2,637,559
Blackstone, Inc.	3,500	411,845
Block, Inc.*	6,830	519,080
Brighthouse Financial, Inc.*	1	63
Brown & Brown, Inc.Δ	4,509	289,252
Capital One Financial Corporation	10,618	2,130,183
Carlyle Group, Inc. (The)	2,153	90,663
Cboe Global Markets, Inc.	1,924	466,897
Charles Schwab Corporation (The)	28,013	2,584,760

See Notes to Financial Statements.

	Shares	Value
Cincinnati Financial Corporation	2,535	$469,330
Citigroup, Inc.	24,515	3,431,119
Citizens Financial Group, Inc.	6,429	450,480
CME Group, Inc.	6,962	1,537,419
CNA Financial CorporationΔ	5,122	248,980
Coinbase Global, Inc. Class A*	3,166	462,838
Corebridge Financial, Inc.	3,073	87,980
East West Bancorp, Inc.	805	103,917
Evercore, Inc. Class A	54	18,438
Everest Group, Ltd.	850	303,646
FactSet Research Systems, Inc.	488	112,279
Fidelity National Financial, Inc.	4,769	224,906
Fidelity National Information Services, Inc.	9,130	354,974
Fifth Third Bancorp	15,974	900,454
First American Financial Corporation	743	50,962
First Citizens BancShares, Inc. Class AΔ	107	222,645
Fiserv, Inc.*	6,213	304,748
Franklin Resources, Inc.Δ	6,112	203,346
Galaxy Digital, Inc. Class AΔ*	1,144	31,277
Global Payments, Inc.	3,168	229,870
Globe Life, Inc.	522	93,271
Goldman Sachs Group, Inc. (The)	4,958	5,014,373
Hanover Insurance Group, Inc. (The)	47	10,064
Hartford Insurance Group, Inc. (The)	5,850	775,242
Houlihan Lokey, Inc.	72	9,657
Huntington Bancshares, Inc.	32,769	580,994
Interactive Brokers Group, Inc. Class A	3,572	310,907
Intercontinental Exchange, Inc.	10,550	1,298,811
Invesco, Ltd.	2,558	67,506
Jack Henry & Associates, Inc.	807	111,156
Jefferies Financial Group, Inc.	252	12,595
JPMorgan Chase & Co.	45,893	15,022,156
KeyCorp	11,522	265,582
KKR & Co., Inc.	8,263	758,378
Lazard, Inc.	15	629
Lincoln National Corporation	2,050	72,468
Loews Corporation	2,274	257,440
LPL Financial Holdings, Inc.	393	110,700
M&T Bank CorporationΔ	3,096	736,879
Markel Group, Inc.*	144	281,233
MarketAxess Holdings, Inc.	652	73,996
Marsh & McLennan Cos., Inc.	8,307	1,384,528
MetLife, Inc.	9,553	808,279
MGIC Investment Corporation	1,510	42,582
Moody’s Corporation	1,097	496,853
Morgan Stanley	20,404	4,265,252
MSCI, Inc.	801	448,592
Nasdaq, Inc.	7,577	597,219
Northern Trust Corporation	2,944	511,785
Old Republic International Corporation	4,997	204,477
OneMain Holdings, Inc.	175	10,670
PayPal Holdings, Inc.	12,577	543,075
Pinnacle Financial Partners, Inc.	1,012	102,091
PNC Financial Services Group, Inc. (The)	8,049	1,981,825
	Shares	Value
Primerica, Inc.	56	$15,915
Principal Financial Group, Inc.	3,199	344,788
Progressive Corporation (The)	11,067	2,417,586
Prudential Financial, Inc.	6,512	702,840
Raymond James Financial, Inc.	2,690	408,961
Regions Financial Corporation	12,749	385,020
Reinsurance Group of America, Inc.	737	156,723
Rithm Capital Corporation REITΔ	6,320	59,345
RLI Corporation	140	8,270
Robinhood Markets, Inc. Class A*	2,340	234,655
Rocket Cos., Inc. Class AΔ*	16,540	260,505
S&P Global, Inc.	5,317	2,165,401
SEI Investments Co.	434	38,066
SoFi Technologies, Inc.Δ*	11,024	197,660
Starwood Property Trust, Inc. REITΔ	7,984	130,778
State Street Corporation	4,833	819,677
Stifel Financial Corporation	156	10,884
Synchrony Financial	1,324	100,690
T. Rowe Price Group, Inc.	3,613	410,762
TFS Financial CorporationΔ	7,310	129,533
TPG, Inc.Δ	46	1,865
Tradeweb Markets, Inc. Class A	1,886	187,959
Travelers Cos., Inc. (The)	4,342	1,433,381
Truist Financial Corporation	27,787	1,384,348
U.S. Bancorp	32,983	1,992,173
Unum Group	2,083	186,220
Virtu Financial, Inc. Class A	184	10,961
Voya Financial, Inc.	172	15,571
W.R. Berkley Corporation	5,586	393,981
Wells Fargo & Co.	53,228	4,398,762
Western Union Co. (The)Δ	2,823	21,737
		108,667,518
Health Care — 9.8%
Agilent Technologies, Inc.	10,819	1,437,088
Align Technology, Inc.*	1,637	276,096
Amgen, Inc.	7,502	2,716,624
Arrowhead Pharmaceuticals, Inc.*	4,817	392,634
Avantor, Inc.Δ*	26,234	259,717
Baxter International, Inc.Δ	14,282	304,492
Becton, Dickinson & Co.	7,581	1,147,233
BioMarin Pharmaceutical, Inc.*	21,960	1,256,551
Bio-Rad Laboratories, Inc. Class AΔ*	1,237	363,196
Boston Scientific Corporation*	29,120	1,242,842
Bridgebio Pharma, Inc.*	8,529	635,240
Bruker CorporationΔ	2,798	168,384
Cardinal Health, Inc.	4,370	1,038,137
Caris Life Sciences, Inc.*	15,666	279,168
Centene Corporation*	11,777	755,966
Chemed Corporation	934	435,001
Cigna Group (The)	7,067	1,948,231
Danaher Corporation	16,799	3,199,873
DaVita, Inc.*	1,431	318,369
Doximity, Inc. Class A*	1,191	24,701
Edwards Lifesciences Corporation*	13,645	1,234,327
Elanco Animal Health, Inc.Δ*	44,710	1,100,313
Elevance Health, Inc.	4,851	1,876,027
Encompass Health Corporation	5,295	535,219
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Ensign Group, Inc. (The)	2,761	$442,588
Envista Holdings Corporation*	4,940	130,169
Exelixis, Inc.*	17,245	938,300
GE HealthCare Technologies, Inc.	10,867	695,597
Gilead Sciences, Inc.	34,864	4,404,718
Globus Medical, Inc. Class A*	3,339	263,814
Guardant Health, Inc.*	770	115,523
HCA Healthcare, Inc.	3,962	1,544,744
Henry Schein, Inc.Δ*	5,413	452,094
Humana, Inc.	2,765	1,098,313
IDEXX Laboratories, Inc.*	678	356,926
Illumina, Inc.*	3,405	598,701
Incyte Corporation*	11,897	1,348,644
Ionis Pharmaceuticals, Inc.Δ*	16,774	1,330,010
IQVIA Holdings, Inc.*	4,359	842,246
Labcorp Holdings, Inc.	3,593	1,006,040
McKesson Corporation	917	692,885
Medline, Inc. Class AΔ*	11,101	437,823
Mettler-Toledo International, Inc.*	693	885,314
Moderna, Inc.Δ*	11,391	797,712
Molina Healthcare, Inc.*	1,520	347,624
Neurocrine Biosciences, Inc.*	5,436	916,156
Organon & Co.	23,629	319,937
Quest Diagnostics, Inc.	4,664	988,535
Repligen CorporationΔ*	1,545	210,800
ResMed, Inc.	3,893	758,668
Revvity, Inc.Δ	5,012	557,635
Roivant Sciences, Ltd.*	30,425	1,076,741
Solventum Corporation*	4,344	335,140
Sotera Health Co.*	13,588	241,187
Stryker Corporation	7,963	2,507,071
Teleflex, Inc.Δ	2,034	257,830
Tenet Healthcare Corporation*	2,388	446,747
United Therapeutics Corporation*	2,348	1,272,217
Universal Health Services, Inc. Class B	2,379	353,733
Veeva Systems, Inc. Class A*	3,039	539,331
Viatris, Inc.	114,686	1,821,214
Viking Therapeutics, Inc.Δ*	12,472	486,533
Waters Corporation*	2,437	913,972
West Pharmaceutical Services, Inc.	1,884	676,356
Zimmer Biomet Holdings, Inc.	6,381	549,340
Zoetis, Inc.	21,553	1,548,799
		58,453,156
Industrials — 10.1%
3M Co.	7,449	1,206,068
A.O. Smith CorporationΔ	3,394	212,872
Acuity, Inc.	129	48,589
Advanced Drainage Systems, Inc.	1,334	209,385
AECOM	2,118	147,836
AeroVironment, Inc.Δ*	74	12,215
AGCO CorporationΔ	472	56,498
Alaska Air Group, Inc.*	774	40,403
Allison Transmission Holdings, Inc.	88	9,921
Amentum Holdings, Inc.Δ*	1,987	41,071
AMETEK, Inc.	4,056	981,309
	Shares	Value
API Group Corporation*	6,956	$294,587
Applied Industrial Technologies, Inc.	93	31,448
Armstrong World Industries, Inc.Δ	187	29,998
Automatic Data Processing, Inc.	5,865	1,313,467
Avis Budget Group, Inc.*	136	20,105
Boeing Co. (The)*	4,576	990,567
Booz Allen Hamilton Holding Corporation	169	10,253
Broadridge Financial Solutions, Inc.	1,036	141,880
Builders FirstSource, Inc.*	1,860	166,433
CACI International, Inc. Class A*	385	178,355
Carlisle Cos., Inc.Δ	703	255,013
Carrier Global Corporation	15,596	1,143,967
Clean Harbors, Inc.*	657	196,279
Copart, Inc.*	10,787	304,085
Crane Co.	171	38,145
CSX Corporation	32,945	1,565,876
Cummins, Inc.	1,457	1,039,147
Curtiss-Wright Corporation	332	251,576
Deere & Co.	4,432	2,811,350
Delta Air Lines, Inc.	12,513	1,171,968
Donaldson Co., Inc.	1,138	102,158
Dover Corporation	1,963	440,262
Dycom Industries, Inc.*	196	99,096
Emerson Electric Co.	9,872	1,413,177
Equifax, Inc.	1,565	248,397
Esab CorporationΔ	213	21,008
Everus Construction Group, Inc.*	690	114,505
Expeditors International of Washington, Inc.	1,651	269,080
Fastenal Co.	6,176	296,633
FedEx Corporation	3,102	971,329
FedEx Freight Holding Co., Inc.*	1,720	259,720
Ferguson Enterprises, Inc.	3,178	754,235
Flowserve CorporationΔ	500	37,080
Fortive Corporation	4,907	299,769
Fortune Brands Innovations, Inc.	733	40,242
FTI Consulting, Inc.*	226	33,676
Generac Holdings, Inc.*	906	265,286
General Dynamics Corporation	4,895	1,734,005
Genpact, Ltd.	964	26,510
Graco, Inc.	1,986	150,161
Hexcel Corporation	82	8,205
Honeywell Aerospace, Inc.*	5,566	1,230,642
Honeywell International, Inc.	5,567	1,246,339
Hubbell, Inc.	820	429,024
Huntington Ingalls Industries, Inc.	619	173,252
IDEX Corporation	848	192,454
Illinois Tool Works, Inc.	4,354	1,177,626
Ingersoll Rand, Inc.Δ	6,094	499,647
ITT, Inc.	1,055	208,637
J.B. Hunt Transport Services, Inc.	1,000	289,430
Jacobs Solutions, Inc.Δ	1,712	215,712
KBR, Inc.Δ	894	30,870
Kirby Corporation*	755	102,657
Knight-Swift Transportation Holdings, Inc.	1,608	125,215

See Notes to Financial Statements.

	Shares	Value
Kratos Defense & Security Solutions, Inc.*	924	$46,071
L3Harris Technologies, Inc.	3,650	1,060,653
Lincoln Electric Holdings, Inc.	235	62,395
Louisiana-Pacific Corporation	480	37,757
Masco Corporation	3,876	315,390
Middleby Corporation (The)*	201	34,574
MSA Safety, Inc.Δ	222	38,757
MSC Industrial Direct Co., Inc. Class A	225	26,764
Mueller Industries, Inc.	1,234	151,696
Nextpower, Inc. Class A*	1,750	208,495
Nordson Corporation	554	167,136
Norfolk Southern Corporation	3,964	1,247,035
Northrop Grumman Corporation	2,630	1,339,485
Old Dominion Freight Line, Inc.	2,491	539,551
Oshkosh Corporation	714	109,585
Otis Worldwide Corporation	7,299	522,608
Owens Corning	1,401	222,703
PACCAR, Inc.	9,457	1,135,975
Parker-Hannifin Corporation	2,292	2,241,851
Parsons CorporationΔ*	577	30,229
Paychex, Inc.	7,067	694,898
Paycom Software, Inc.	155	19,480
Primoris Services Corporation	140	13,877
QXO, Inc.Δ*	9,731	168,152
RBC Bearings, Inc.*	298	191,930
Regal Rexnord Corporation	988	235,332
Republic Services, Inc.	4,660	992,953
Robert Half, Inc.Δ	1,681	51,607
Rockwell Automation, Inc.	367	181,694
RTX Corporation	24,413	4,631,878
Ryder System, Inc.	42	11,078
Saia, Inc.*	266	112,028
Science Applications International Corporation	391	43,170
Simpson Manufacturing Co., Inc.	837	175,226
Snap-on, Inc.	878	353,307
Southwest Airlines Co.	9,074	466,585
SS&C Technologies Holdings, Inc.	2,439	151,340
Stanley Black & Decker, Inc.	1,717	161,604
Sunbelt Rentals Holdings, Inc.Δ	6,215	464,944
Tetra Tech, Inc.	3,647	105,362
Textron, Inc.	2,233	204,833
Toro Co. (The)	615	59,913
TransDigm Group, Inc.	450	599,418
TransUnion	2,202	158,852
Trex Co., Inc.*	217	10,859
Uber Technologies, Inc.*	27,422	1,978,771
U-Haul Holding Co.Δ*	430	28,139
UL Solutions, Inc. Class A	109	11,103
Union Pacific Corporation	9,933	2,701,776
United Airlines Holdings, Inc.*	5,095	692,869
United Parcel Service, Inc. Class B	14,476	1,556,170
United Rentals, Inc.	1,021	1,156,681
Valmont Industries, Inc.	233	134,581
Veralto Corporation	1,588	140,824
Verisk Analytics, Inc.	1,864	334,644
	Shares	Value
W.W. Grainger, Inc.	138	$187,735
Waste Management, Inc.	5,884	1,311,426
Watsco, Inc.Δ	659	274,625
WESCO International, Inc.	599	206,913
Westinghouse Air Brake Technologies Corporation	2,849	768,090
WillScot Holdings CorporationΔ	2,359	68,081
Xylem, Inc.	4,019	475,086
		60,253,249
Information Technology — 17.8%
Adobe, Inc.*	2,001	410,245
Akamai Technologies, Inc.Δ*	2,475	292,570
Amdocs, Ltd.Δ	1,976	99,867
Amkor Technology, Inc.	1,595	137,537
Analog Devices, Inc.	7,716	3,064,564
Apple, Inc.	109,645	31,726,877
Applied Digital Corporation*	3,116	116,227
Arrow Electronics, Inc.*	838	178,838
Aurora Innovation, Inc.Δ*	20,382	139,005
Avnet, Inc.	1,525	135,450
BitMine Immersion Technologies, Inc.	9,092	121,014
CCC Intelligent Solutions Holdings, Inc.*	18	93
CDW Corporation	2,086	293,375
Circle Internet Group, Inc.*	2,709	169,665
Cirrus Logic, Inc.*	349	51,837
Cisco Systems, Inc.	66,776	7,843,509
Cognex Corporation	2,801	202,848
Cognizant Technology Solutions Corporation Class A	8,861	343,187
Coherent Corporation*	2,335	921,087
Dell Technologies, Inc. Class C	4,438	1,914,819
Docusign, Inc.*	290	12,882
Dolby Laboratories, Inc. Class AΔ	781	41,065
Dynatrace, Inc.*	881	38,685
Enphase Energy, Inc.*	1,203	59,236
Entegris, Inc.	1,793	322,489
EPAM Systems, Inc.Δ*	132	10,474
F5, Inc.*	830	345,247
Fair Isaac Corporation*	60	71,687
Figma, Inc. Class AΔ*	3,299	59,679
First Solar, Inc.*	1,653	390,042
Gen Digital, Inc.	7,759	193,121
Guidewire Software, Inc.*	138	16,981
Hewlett Packard Enterprise Co.	22,592	1,019,125
HP, Inc.	14,207	311,702
Ingram Micro Holding CorporationΔ	1,486	40,761
Intel Corporation*	72,224	10,084,637
International Business Machines Corporation	15,784	4,438,619
Intuit, Inc.	3,304	862,344
IonQ, Inc.*	5,031	267,951
IPG Photonics CorporationΔ*	446	52,325
Keysight Technologies, Inc.*	1,753	613,673
Littelfuse, Inc.	369	168,017
Microsoft Corporation	62,464	23,300,321
MKS, Inc.	853	379,414
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
MongoDB, Inc.*	231	$77,593
Motorola Solutions, Inc.	1,721	714,714
NetApp, Inc.	1,805	279,342
Nutanix, Inc. Class A*	2,035	103,704
Okta, Inc.*	2,275	310,424
ON Semiconductor Corporation*	6,308	596,358
Onto Innovation, Inc.*	473	179,007
PTC, Inc.*	1,331	151,215
Qnity Electronics, Inc.	3,649	595,918
Qorvo, Inc.*	534	49,806
QUALCOMM, Inc.	17,433	3,221,444
Ralliant Corporation	1,935	142,474
Roper Technologies, Inc.	2,018	682,871
Rubrik, Inc. Class A*	200	16,056
SailPoint, Inc.Δ*	474	6,939
Salesforce, Inc.	14,124	2,212,666
Sanmina Corporation*	143	36,190
Skyworks Solutions, Inc.Δ	2,414	163,669
Strategy, Inc.Δ*	5,546	482,114
Super Micro Computer, Inc.*	6,660	195,338
Synopsys, Inc.*	3,095	1,380,587
TD SYNNEX Corporation	1,362	364,117
Teledyne Technologies, Inc.*	908	605,545
Trimble, Inc.Δ*	2,769	141,717
Twilio, Inc. Class A*	1,902	392,440
Tyler Technologies, Inc.Δ*	438	128,097
UiPath, Inc. Class AΔ*	9	98
Unity Software, Inc.*	4,899	140,013
Universal Display CorporationΔ	211	18,270
VeriSign, Inc.	1,585	398,723
Workday, Inc. Class A*	2,879	352,447
Zebra Technologies Corporation Class A*	642	169,013
Zoom Communications, Inc.*	4,529	390,898
		105,962,898
Materials — 2.7%
Air Products and Chemicals, Inc.	4,256	1,247,774
Albemarle Corporation	2,041	275,596
Alcoa Corporation	3,430	178,840
AptarGroup, Inc.	1,194	149,489
Avery Dennison Corporation	918	149,037
Axalta Coating Systems, Ltd.*	1,013	34,665
Ball Corporation	5,178	323,107
Celanese Corporation	1,721	79,166
CF Industries Holdings, Inc.	2,891	312,980
Cleveland-Cliffs, Inc.*	6,943	65,195
Coeur Mining, Inc.	8,793	143,502
Corteva, Inc.	13,101	1,109,524
Crown Holdings, Inc.	1,574	176,005
Dow, Inc.	13,882	379,811
DuPont de Nemours, Inc.	2,555	346,560
Eastman Chemical Co.	2,259	151,308
Ecolab, Inc.	4,098	1,141,744
Element Solutions, Inc.Δ	1,572	75,063
Freeport-McMoRan, Inc.	24,022	1,510,743
Graphic Packaging Holding Co.Δ	5,373	56,793
Hecla Mining Co.	2,595	40,041
	Shares	Value
International Flavors & Fragrances, Inc.	5,306	$420,341
International Paper Co.	10,084	384,200
Martin Marietta Materials, Inc.	928	535,177
Mosaic Co. (The)	6,405	135,722
MP Materials CorporationΔ*	1,914	107,203
NewMarket Corporation	75	59,343
Newmont Corporation	17,827	1,665,042
Nucor Corporation	3,878	863,824
Olin Corporation	1,045	20,712
Packaging Corporation of America	1,770	421,756
PPG Industries, Inc.	4,412	535,131
Reliance, Inc.	741	276,838
Royal Gold, Inc.	1,197	238,933
RPM International, Inc.	1,835	203,960
Scotts Miracle-Gro Co. (The)Δ	488	33,238
Sherwin-Williams Co. (The)	2,699	929,320
Silgan Holdings, Inc.Δ	233	10,809
Sonoco Products Co.Δ	742	41,812
Southern Copper Corporation	1,909	332,662
Steel Dynamics, Inc.	1,895	434,827
Vulcan Materials Co.	1,901	560,814
Westlake CorporationΔ	722	52,706
		16,211,313
Real Estate — 3.8%
Agree Realty Corporation REITΔ	3,936	298,113
Alexandria Real Estate Equities, Inc. REIT	4,497	237,666
American Homes 4 Rent Class A REIT	7,409	248,350
American Tower Corporation REIT	3,221	526,859
Americold Realty Trust, Inc. REITΔ	5,655	88,897
AvalonBay Communities, Inc. REIT	2,729	514,935
Brixmor Property Group, Inc. REIT	3,258	102,725
BXP, Inc. REIT	2,052	136,068
Camden Property Trust REIT	1,639	187,649
CBRE Group, Inc. Class A*	4,894	659,173
CoStar Group, Inc.*	6,958	197,051
Cousins Properties, Inc. REIT	1,298	38,914
Crown Castle, Inc. REIT	9,079	687,553
CubeSmart REIT	5,006	199,089
Digital Realty Trust, Inc. REIT	6,432	1,155,059
EastGroup Properties, Inc. REIT	614	124,353
EPR Properties REIT	1,577	91,482
Equinix, Inc. REIT	1,731	1,804,377
Equity LifeStyle Properties, Inc. REITΔ	4,214	271,592
Equity Residential REIT	7,674	521,295
Essex Property Trust, Inc. REIT	895	260,973
Extra Space Storage, Inc. REIT	4,685	680,730
Federal Realty Investment Trust REIT	695	85,791
Fermi, Inc.Δ*	2,613	23,935
First Industrial Realty Trust, Inc. REIT	656	40,219
Healthcare Realty Trust, Inc. REITΔ	10,590	213,600
Healthpeak Properties, Inc. REIT	17,529	375,121
Host Hotels & Resorts, Inc. REIT	11,187	265,244

See Notes to Financial Statements.

	Shares	Value
Howard Hughes Holdings, Inc.Δ*	135	$9,651
Invitation Homes, Inc. REIT	14,389	434,692
Iron Mountain, Inc. REIT	4,806	607,046
Jones Lang LaSalle, Inc.*	525	162,724
Kilroy Realty Corporation REITΔ	2,188	81,984
Kimco Realty Corporation REIT	15,427	391,074
Lineage, Inc. REIT	2,078	89,873
Medical Properties Trust, Inc. REITΔ	13,535	62,532
Mid-America Apartment Communities, Inc. REIT	2,271	315,533
Millrose Properties, Inc. REIT	2,906	87,325
National Storage Affiliates Trust REITΔ	423	18,811
NNN REIT, Inc.	6,908	321,429
Omega Healthcare Investors, Inc. REIT	8,157	388,926
Prologis, Inc. REIT	18,151	2,458,916
Public Storage REIT	3,211	1,022,093
Rayonier, Inc. REITΔ	5,446	115,891
Regency Centers Corporation REIT	3,832	305,564
Rexford Industrial Realty, Inc. REIT	4,184	140,164
SBA Communications Corporation REIT	2,128	375,507
STAG Industrial, Inc. REIT	1,498	57,014
Sun Communities, Inc. REITΔ	2,221	266,320
UDR, Inc. REIT	3,610	144,111
Ventas, Inc. REIT	9,513	844,754
Vornado Realty Trust REITΔ	1,242	48,811
Welltower, Inc. REIT	12,914	2,931,091
Weyerhaeuser Co. REIT	14,191	339,732
WP Carey, Inc. REIT	7,373	527,169
Zillow Group, Inc. Class AΔ*	1,012	31,746
Zillow Group, Inc. Class C*	301	9,487
		22,626,783
Utilities — 4.0%
AES Corporation (The)	4,791	70,236
Alliant Energy CorporationΔ	163	12,435
Ameren Corporation	3,323	375,632
American Electric Power Co., Inc.	12,012	1,643,362
American Water Works Co., Inc.	4,206	553,425
Atmos Energy Corporation	3,412	587,785
CenterPoint Energy, Inc.Δ	8,257	363,638
Clearway Energy, Inc. Class C	1,383	47,271
CMS Energy Corporation	941	71,986
Consolidated Edison, Inc.	9,391	1,038,926
Constellation Energy Corporation	5,162	1,282,086
Dominion Energy, Inc.	16,896	1,153,828
DTE Energy Co.	2,726	415,361
Duke Energy Corporation	19,998	2,531,347
Edison International	7,005	521,522
Entergy Corporation	7,078	812,979
Essential Utilities, Inc.	465	17,814
Evergy, Inc.	3,155	272,687
Eversource Energy	6,215	449,158
Exelon Corporation	23,285	1,085,547
FirstEnergy Corporation	10,724	509,819
MDU Resources Group, Inc.Δ	459	9,735
National Fuel Gas Co.	133	10,269
	Shares	Value
NextEra Energy, Inc.	37,286	$3,272,592
NiSource, Inc.	1,163	55,301
OGE Energy Corporation	209	10,170
Oklo, Inc.*	687	35,951
PG&E Corporation	35,362	594,789
Pinnacle West Capital Corporation	106	11,342
PPL Corporation	11,728	426,313
Public Service Enterprise Group, Inc.	8,061	654,231
Sempra	12,135	1,125,036
Southern Co. (The)	23,476	2,246,888
Talen Energy Corporation*	81	31,125
UGI Corporation	3,110	107,419
WEC Energy Group, Inc.	6,715	784,111
Xcel Energy, Inc.	11,080	889,724
		24,081,840
Total Common Stocks (Cost $499,356,093)		553,567,509
FOREIGN COMMON STOCKS — 5.4%
Australia — 0.0%
IREN, Ltd.Δ*	3,844	175,786
Belgium — 0.0%
Liberty Global, Ltd. Class A*	2,367	26,913
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	411	130,246
Brazil — 0.0%
XP, Inc. Class A	5,787	94,097
Canada — 0.2%
Brookfield Asset Management, Ltd. Class AΔ	6,227	279,281
Brookfield Renewable CorporationΔ	2,206	81,887
GFL Environmental, Inc.	2,706	99,554
RB Global, Inc.Δ	2,530	294,618
Restaurant Brands International, Inc.Δ	3,175	230,219
		985,559
China — 0.0%
Amer Sports, Inc.*	1,695	57,359
Curacao — 0.2%
SLB, Ltd.	26,079	1,212,413
Denmark — 0.1%
Ascendis Pharma A/S*	2,732	728,679
Guatemala — 0.0%
Millicom International Cellular SAΔ	1,597	144,944
Ireland — 3.2%
Accenture PLC Class A	11,203	1,394,101
Allegion PLC	1,805	253,584
Aon PLC Class A	2,946	977,159
CRH PLC	11,537	1,234,459
Eaton Corporation PLC	6,022	2,566,095
James Hardie Industries PLCΔ*	522	13,666
Jazz Pharmaceuticals PLC*	6,949	1,674,500
Johnson Controls International PLC	12,115	1,770,123
Linde PLC	8,748	4,539,687
Medtronic PLC	31,103	2,433,188
nVent Electric PLC	1,442	244,578
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Pentair PLC	1,088	$83,406
Smurfit WestRock PLC	9,643	446,085
STERIS PLC	3,087	650,029
Willis Towers Watson PLC	1,680	439,102
		18,719,762
Jersey — 0.2%
Amcor PLCΔ	11,772	510,316
Aptiv PLC*	5,318	326,419
		836,735
Netherlands — 0.2%
CNH Industrial NV	15,829	177,760
JBS NV Class A	7,004	82,997
LyondellBasell Industries NV Class A	4,965	261,407
QIAGEN NV*	10,827	423,336
		945,500
Singapore — 0.2%
Flex, Ltd.*	6,206	1,005,806
Switzerland — 0.6%
Bunge Global SAΔ	3,001	320,297
Chubb, Ltd.	8,097	2,758,972
Garmin, Ltd.	2,753	653,947
		3,733,216
United Arab Emirates — 0.0%
GLOBALFOUNDRIES, Inc.	2,351	193,746
United Kingdom — 0.5%
Anglogold Ashanti PLC	1,644	132,983
	Shares	Value
Gates Industrial Corporation PLC*	930	$26,012
Royalty Pharma PLC Class A	47,762	2,678,015
Sensata Technologies Holding PLC	674	32,177
TechnipFMC PLC	3,239	214,746
		3,083,933
Total Foreign Common Stocks (Cost $28,764,931)		32,074,694
RIGHTS — 0.0%
Hologic, Inc.†††* (Cost $—)	8,767	—
MONEY MARKET FUNDS — 3.5%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø§	11,864,396	11,864,396
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞	9,051,404	9,051,404
Total Money Market Funds (Cost $20,915,800)		20,915,800
TOTAL INVESTMENTS — 101.8% (Cost $549,036,824)		606,558,003
Liabilities in Excess of Other Assets — (1.8)%		(10,902,314)
NET ASSETS — 100.0%		$595,655,689
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	09/2026	21	$7,925,662	$113,722
S&P 500® Micro E-Mini	09/2026	35	1,320,944	8,747
Total Futures Contracts outstanding at June 30, 2026			$9,246,606	$122,469

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$553,567,509	$553,567,509	$—	$—
Foreign Common Stocks	32,074,694	32,074,694	—	—
Money Market Funds	20,915,800	20,915,800	—	—
Rights	—	—	—	— **
Total Assets - Investments in Securities	$606,558,003	$606,558,003	$ —	$ —
Other Financial Instruments***
Futures Contracts	$122,469	$122,469	$—	$—
Total Assets - Other Financial Instruments	$122,469	$122,469	$ —	$ —

**	Level 3 security has zero value.
***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

There were no transfers to or from Level 3 during the year ended June 30, 2026.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2026.
See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.3%
Communication Services — 3.8%
Alphabet, Inc. Class A	8,685	$3,103,759
Alphabet, Inc. Class C	32,564	11,505,838
Meta Platforms, Inc. Class A	11,782	6,636,683
T-Mobile U.S., Inc.	25,273	4,239,040
Walt Disney Co. (The)	79,433	7,645,426
		33,130,746
Consumer Discretionary — 4.6%
Amazon.com, Inc.*	93,765	22,347,950
Carnival Corporation, Ltd.	312,037	8,914,897
Lennar Corporation Class A	61,040	5,523,510
PulteGroup, Inc.	26,653	3,657,058
		40,443,415
Consumer Staples — 5.7%
Church & Dwight Co., Inc.	32,147	3,114,401
Colgate-Palmolive Co.	53,529	4,907,539
Keurig Dr. Pepper, Inc.	445,025	14,565,668
Kimberly-Clark CorporationΔ	64,756	7,108,266
Mondelez International, Inc. Class A	73,959	4,277,789
PepsiCo, Inc.	46,763	6,331,710
Target Corporation	71,315	9,314,452
		49,619,825
Energy — 6.4%
Baker Hughes Co.	178,301	9,895,706
Chevron Corporation	97,730	16,199,725
Exxon Mobil Corporation	102,150	13,965,948
Halliburton Co.	110,676	3,757,450
Permian Resources Corporation Class A	211,189	3,887,989
Venture Global, Inc. Class A	798,118	8,883,053
		56,589,871
Financials — 19.3%
American Express Co.	12,439	4,207,492
Ameriprise Financial, Inc.	7,168	3,288,392
Apollo Global Management, Inc.	43,870	5,190,260
Bank of America Corporation	175,071	9,975,546
Bank of New York Mellon Corporation (The)	82,981	11,999,882
Berkshire Hathaway, Inc. Class B*	35,220	17,623,736
Blackrock, Inc.	8,308	7,988,640
Capital One Financial Corporation	15,273	3,064,069
Charles Schwab Corporation (The)	120,305	11,100,542
Commerce Bancshares, Inc.	78,105	4,510,564
Equitable Holdings, Inc.	180,581	7,923,894
Everest Group, Ltd.	10,883	3,887,734
Fidelity National Information Services, Inc.	84,478	3,284,505
Intercontinental Exchange, Inc.	61,367	7,554,891
JPMorgan Chase & Co.	66,390	21,731,439
LPL Financial Holdings, Inc.Δ	11,332	3,191,998
Marsh & McLennan Cos., Inc.	70,581	11,763,735
Morgan Stanley	16,911	3,535,075
Progressive Corporation (The)	30,961	6,763,430
Reinsurance Group of America, Inc.	21,267	4,522,428
	Shares	Value
Truist Financial Corporation	148,439	$7,395,231
Wells Fargo & Co.	57,354	4,739,735
Western Alliance Bancorp	53,585	4,404,687
		169,647,905
Health Care — 9.1%
Amgen, Inc.	19,082	6,909,974
Avantor, Inc.*	343,129	3,396,977
Becton, Dickinson & Co.	61,690	9,335,548
BioMarin Pharmaceutical, Inc.*	53,035	3,034,663
Centene Corporation*	73,999	4,749,996
Elanco Animal Health, Inc.Δ*	121,584	2,992,182
Elevance Health, Inc.	13,998	5,413,446
GE HealthCare Technologies, Inc.	131,163	8,395,744
Gilead Sciences, Inc.	25,338	3,201,203
Henry Schein, Inc.Δ*	61,851	5,165,795
Humana, Inc.	19,876	7,895,145
IQVIA Holdings, Inc.*	26,802	5,178,682
Labcorp Holdings, Inc.	15,424	4,318,720
McKesson Corporation	13,037	9,850,757
		79,838,832
Industrials — 10.0%
A.O. Smith CorporationΔ	98,632	6,186,199
AECOM	40,022	2,793,536
AMETEK, Inc.	35,034	8,476,126
API Group Corporation*	101,156	4,283,957
CACI International, Inc. Class AΔ*	5,870	2,719,336
CSX Corporation	178,583	8,488,050
Fortive Corporation	80,857	4,939,554
Honeywell Aerospace, Inc.*	13,631	3,013,541
Honeywell International, Inc.	13,631	3,051,981
J.B. Hunt Transport Services, Inc.	33,659	9,741,924
Norfolk Southern Corporation	18,080	5,687,787
Owens Corning	27,550	4,379,348
PACCAR, Inc.	40,905	4,913,509
RTX Corporation	21,053	3,994,386
Uber Technologies, Inc.*	70,682	5,100,413
United Parcel Service, Inc. Class B	63,739	6,851,943
Xylem, Inc.	25,081	2,964,825
		87,586,415
Information Technology — 13.6%
Akamai Technologies, Inc.Δ*	36,478	4,312,064
Amkor Technology, Inc.	80,478	6,939,618
Analog Devices, Inc.	13,770	5,469,031
Apple, Inc.	26,504	7,669,197
Cisco Systems, Inc.	138,613	16,281,483
Entegris, Inc.	43,753	7,869,415
Hewlett Packard Enterprise Co.	281,036	12,677,534
Intel Corporation*	44,775	6,251,933
International Business Machines Corporation	29,697	8,351,093
Microchip Technology, Inc.	67,144	6,123,533
Micron Technology, Inc.	5,338	6,161,600
Microsoft Corporation	37,541	14,003,544
NetApp, Inc.	42,934	6,644,466
Oracle Corporation	36,232	5,309,800

See Notes to Financial Statements.

	Shares	Value
QUALCOMM, Inc.	28,083	$5,189,458
		119,253,769
Materials — 4.5%
Air Products and Chemicals, Inc.	21,807	6,393,376
Axalta Coating Systems, Ltd.*	138,077	4,724,995
DuPont de Nemours, Inc.	41,963	5,691,906
Freeport-McMoRan, Inc.	191,725	12,057,585
Packaging Corporation of America	27,429	6,535,782
PPG Industries, Inc.	30,178	3,660,290
		39,063,934
Real Estate — 2.3%
American Tower Corporation REIT	25,222	4,125,563
Equinix, Inc. REIT	4,130	4,305,071
Jones Lang LaSalle, Inc.*	9,462	2,932,747
Mid-America Apartment Communities, Inc. REIT	20,292	2,819,370
Public Storage REITΔ	18,679	5,945,712
		20,128,463
Utilities — 7.0%
Atmos Energy Corporation	49,787	8,576,806
Duke Energy Corporation	83,116	10,520,823
Entergy Corporation	122,916	14,118,132
NiSource, Inc.	116,600	5,544,330
PG&E Corporation	277,175	4,662,084
Pinnacle West Capital Corporation	68,003	7,276,321
Sempra	26,717	2,476,933
Xcel Energy, Inc.	107,357	8,620,767
		61,796,196
Total Common Stocks (Cost $665,225,410)		757,099,371
FOREIGN COMMON STOCKS — 10.2%
Canada — 0.7%
Bank of Nova Scotia (The)Δ	71,547	6,213,141
France — 0.8%
L’Oreal SA	7,651	3,353,869
TotalEnergies SE	45,320	3,524,083
		6,877,952
	Shares	Value
Germany — 0.4%
Siemens AG	11,604	$3,730,771
Ireland — 4.8%
Johnson Controls International PLC	101,731	14,863,916
Medtronic PLC	248,901	19,471,525
TE Connectivity PLC	38,947	7,852,105
		42,187,546
Jersey — 1.0%
Aptiv PLC*	136,922	8,404,272
Netherlands — 0.4%
NXP Semiconductors NV	12,054	3,387,536
Switzerland — 0.6%
Amrize, Ltd.*	101,829	5,427,486
United Kingdom — 1.5%
TechnipFMC PLC	47,786	3,168,212
Unilever PLC ADR	172,019	10,341,782
		13,509,994
Total Foreign Common Stocks (Cost $81,849,853)		89,738,698
MUTUAL FUNDS — 0.7%
iShares Russell 1000 Value ETFΔ (Cost $5,144,930)	26,683	6,468,760
MONEY MARKET FUNDS — 3.9%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø§	10,493,254	10,493,254
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞	23,894,083	23,894,083
Total Money Market Funds (Cost $34,387,337)		34,387,337
TOTAL INVESTMENTS — 101.1% (Cost $786,607,530)		887,694,166
Liabilities in Excess of Other Assets — (1.1)%		(9,893,521)
NET ASSETS — 100.0%		$877,800,645
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	09/2026	17	$6,416,013	$69,250
Forward Foreign Currency Contracts outstanding at June 30, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/25/26	Euro	2,000,217	U.S. Dollars	2,285,368	MLIB	$8,570
09/25/26	U.S. Dollars	3,355,902	Euro	2,921,404	CITI	5,505
See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/25/26	Euro	788,826	U.S. Dollars	900,087	MSCS	$4,574
09/25/26	U.S. Dollars	3,354,742	Euro	2,921,405	MLIB	4,345
09/25/26	U.S. Dollars	3,354,339	Euro	2,921,404	UBS	3,942
09/25/26	U.S. Dollars	3,354,057	Euro	2,921,404	MSCS	3,660
Subtotal Appreciation						$30,596
09/25/26	U.S. Dollars	3,407,803	British Pounds	2,570,813	MLIB	$(2,283)
09/25/26	U.S. Dollars	3,410,218	British Pounds	2,572,703	JPM	(2,374)
Subtotal Depreciation						$(4,657)
Total Forward Foreign Currency Contracts outstanding at June 30, 2026						$25,939
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$757,099,371	$757,099,371	$—	$—
Foreign Common Stocks:
France	6,877,952	3,524,083	3,353,869	—
Germany	3,730,771	—	3,730,771	—
Other^^	79,129,975	79,129,975	—	—
Total Foreign Common Stocks	89,738,698	82,654,058	7,084,640	—
Money Market Funds	34,387,337	34,387,337	—	—
Mutual Funds	6,468,760	6,468,760	—	—
Total Assets - Investments in Securities	$887,694,166	$880,609,526	$7,084,640	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$30,596	$—	$30,596	$—
Futures Contracts	69,250	69,250	—	—
Total Assets - Other Financial Instruments	$99,846	$69,250	$30,596	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(4,657)	$—	$(4,657)	$—
Total Liabilities - Other Financial Instruments	$(4,657)	$ —	$(4,657)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forward Foreign Currency Contracts outstanding" disclosures.

See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.8%
Communication Services — 15.8%
Alphabet, Inc. Class A	133,344	$47,653,145
Alphabet, Inc. Class C	108,806	38,444,424
AST SpaceMobile, Inc.Δ*	5,389	478,867
EchoStar Corporation Class A*	2,645	268,468
Electronic Arts, Inc.	728	149,269
Globalstar, Inc.Δ*	1,132	92,020
Iridium Communications, Inc.	569	31,210
Live Nation Entertainment, Inc.Δ*	3,679	673,662
Madison Square Garden Sports Corporation*	180	72,331
Meta Platforms, Inc. Class A	41,148	23,178,257
Netflix, Inc.*	95,968	6,852,115
Reddit, Inc. Class A*	3,106	539,140
ROBLOX Corporation Class A*	14,340	779,809
Roku, Inc.*	2,874	397,014
Space Exploration Technologies Corporation Class AΔ*	10,950	1,870,917
Spotify Technology SA*	3,612	1,658,378
Take-Two Interactive Software, Inc.*	4,177	1,044,166
TKO Group Holdings, Inc.Δ	590	118,773
Trade Desk, Inc. (The) Class A*	2,872	51,926
		124,353,891
Consumer Discretionary — 7.9%
Airbnb, Inc. Class A*	9,523	1,362,741
Amazon.com, Inc.*	18,572	4,426,450
AutoZone, Inc.*	54	172,581
Booking Holdings, Inc.	17,801	3,172,850
Burlington Stores, Inc.*	1,438	455,558
Carvana Co.Δ*	16,004	1,053,383
Cava Group, Inc.Δ*	2,242	175,952
Chewy, Inc. Class AΔ*	4,835	95,008
Chipotle Mexican Grill, Inc.*	29,308	996,472
Choice Hotels International, Inc.Δ	769	84,798
Coupang, Inc.*	27,955	485,578
Darden Restaurants, Inc.	2,731	562,613
Deckers Outdoor Corporation*	355	35,248
Domino’s Pizza, Inc.Δ	114	33,749
DoorDash, Inc. Class A*	8,613	1,589,357
Dutch Bros., Inc. Class AΔ*	2,620	188,142
eBay, Inc.	2,226	248,756
Etsy, Inc.*	1,042	78,494
Expedia Group, Inc.	2,619	670,150
Five Below, Inc.*	454	81,625
Grand Canyon Education, Inc.*	138	19,749
H&R Block, Inc.Δ	659	25,095
Hasbro, Inc.	863	71,275
Hilton Worldwide Holdings, Inc.	5,233	1,729,297
Home Depot, Inc. (The)	16,942	5,975,105
Hyatt Hotels Corporation Class AΔ	910	176,394
Marriott International, Inc. Class A	3,806	1,410,466
Murphy U.S.A., Inc.	385	207,465
NVR, Inc.*	23	156,708
Planet Fitness, Inc. Class A*	1,988	103,714
	Shares	Value
Ralph Lauren Corporation	554	$222,381
Rivian Automotive, Inc. Class A*	2,406	41,744
Ross Stores, Inc.	6,293	1,339,465
Royal Caribbean Cruises, Ltd.	3,328	1,056,740
SharkNinja, Inc.Δ*	367	55,883
Somnigroup International, Inc.	1,013	79,419
Starbucks Corporation	14,528	1,484,616
Tapestry, Inc.	4,717	690,474
Tesla, Inc.*	66,832	28,109,539
Texas Roadhouse, Inc.	567	109,561
TJX Cos., Inc. (The)	11,547	1,749,371
TopBuild Corporation*	120	42,544
Travel + Leisure Co.	664	50,750
Ulta Beauty, Inc.*	216	97,412
Vail Resorts, Inc.Δ	812	110,554
Valvoline, Inc.Δ*	2,288	90,468
Viking Holdings, Ltd.*	4,229	442,649
Williams-Sonoma, Inc.	316	73,660
Wingstop, Inc.Δ	575	99,711
Wyndham Hotels & Resorts, Inc.	1,696	142,820
Yum! Brands, Inc.	2,226	355,848
		62,290,382
Consumer Staples — 1.2%
Casey’s General Stores, Inc.	744	591,324
Celsius Holdings, Inc.*	3,725	109,068
Coca-Cola Co. (The)	10,398	845,046
Coca-Cola Consolidated, Inc.	184	35,129
Colgate-Palmolive Co.	8,068	739,674
Costco Wholesale Corporation	4,445	4,158,164
Estee Lauder Cos., Inc. (The) Class A	943	74,450
Hershey Co. (The)Δ	394	69,127
Kimberly-Clark Corporation	2,537	278,487
Maplebear, Inc.*	1,413	66,906
Monster Beverage Corporation*	7,321	703,695
PepsiCo, Inc.	3,778	511,541
Sysco Corporation	5,430	453,839
Walmart, Inc.	8,613	975,508
		9,611,958
Energy — 0.4%
Cheniere Energy, Inc.	399	95,365
Marathon Petroleum Corporation	3,405	870,556
Permian Resources Corporation Class A	2,140	39,398
Phillips 66	623	105,318
Targa Resources Corporation	4,900	1,313,886
Texas Pacific Land Corporation	1,330	582,061
Valero Energy Corporation	825	214,863
		3,221,447
Financials — 4.1%
Affirm Holdings, Inc.*	6,517	531,461
Ally Financial, Inc.	502	23,067
American Express Co.	3,598	1,217,023
Ameriprise Financial, Inc.	218	100,010
See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Ares Management Corporation Class AΔ	4,533	$504,568
Bank of America Corporation	11,095	632,193
Bank of New York Mellon Corporation (The)	1,233	178,304
Blackstone, Inc.	13,544	1,593,722
Charles Schwab Corporation (The)	2,936	270,905
Citigroup, Inc.	6,233	872,371
Corpay, Inc.*	569	189,631
Equitable Holdings, Inc.	3,653	160,294
Figure Technology Solutions, Inc. Class A*	1,428	43,854
Freedom Holding CorporationΔ*	316	41,229
Interactive Brokers Group, Inc. Class A	3,952	343,982
KKR & Co., Inc.	3,536	324,534
LPL Financial Holdings, Inc.	672	189,289
Mastercard, Inc. Class A	18,483	9,492,869
Moody’s Corporation	1,607	727,842
Morningstar, Inc.	48	7,489
MSCI, Inc.	113	63,285
Northern Trust Corporation	137	23,816
Pinnacle Financial Partners, Inc.	198	19,974
Robinhood Markets, Inc. Class A*	14,550	1,459,074
Ryan Specialty Holdings, Inc.Δ	636	24,015
Shift4 Payments, Inc. Class AΔ*	589	28,649
SoFi Technologies, Inc.Δ*	2,985	53,521
Toast, Inc. Class A*	11,051	307,439
Tradeweb Markets, Inc. Class A	48	4,784
Visa, Inc. Class A	37,770	12,958,509
Western Alliance Bancorp	497	40,853
		32,428,556
Health Care — 5.2%
Alnylam Pharmaceuticals, Inc.*	3,209	966,005
Amgen, Inc.	8,991	3,255,821
Arrowhead Pharmaceuticals, Inc.*	2,071	168,807
Axsome Therapeutics, Inc.*	1,061	259,701
Bridgebio Pharma, Inc.*	4,122	307,006
Cardinal Health, Inc.	2,469	586,536
Caris Life Sciences, Inc.*	3,391	60,428
Cencora, Inc.	4,333	1,226,152
Centene Corporation*	805	51,673
Corcept Therapeutics, Inc.*	2,206	191,812
DaVita, Inc.*	87	19,356
Dexcom, Inc.*	8,720	587,292
Eli Lilly and Co.	18,279	21,924,381
Exelixis, Inc.*	2,195	119,430
Guardant Health, Inc.*	2,529	379,426
Halozyme Therapeutics, Inc.Δ*	3,256	254,847
IDEXX Laboratories, Inc.*	1,523	801,768
Insmed, Inc.*	5,038	537,151
Insulet Corporation*	1,591	242,230
Intuitive Surgical, Inc.*	8,085	3,215,243
Ionis Pharmaceuticals, Inc.*	4,418	350,303
Madrigal Pharmaceuticals, Inc.*	465	249,682
McKesson Corporation	2,634	1,990,250
Medpace Holdings, Inc.*	557	294,982
Natera, Inc.*	3,255	883,570
	Shares	Value
Neurocrine Biosciences, Inc.*	2,208	$372,125
Penumbra, Inc.*	869	274,387
Revolution Medicines, Inc.*	4,491	841,074
Summit Therapeutics, Inc.*	3,658	53,297
Tempus AI, Inc. Class AΔ*	2,640	152,935
Viking Therapeutics, Inc.Δ*	632	24,654
Zoetis, Inc.	7,831	562,736
		41,205,060
Industrials — 8.3%
3M Co.	1,793	290,305
AAON, Inc.	1,524	193,335
Alaska Air Group, Inc.*	367	19,157
Allison Transmission Holdings, Inc.Δ	283	31,905
American Airlines Group, Inc.*	14,518	262,340
Armstrong World Industries, Inc.	149	23,903
ATI, Inc.*	3,130	616,923
Automatic Data Processing, Inc.	3,343	748,665
Avis Budget Group, Inc.*	114	16,853
Axon Enterprise, Inc.*	1,750	981,067
Bloom Energy Corporation Class A*	6,143	1,859,486
Boeing Co. (The)*	11,271	2,439,833
Booz Allen Hamilton Holding Corporation	666	40,406
BWX Technologies, Inc.	2,018	392,804
C.H. Robinson Worldwide, Inc.	2,467	464,635
Carlisle Cos., Inc.Δ	65	23,579
Carpenter Technology Corporation	1,115	687,777
Caterpillar, Inc.	10,394	11,068,571
Cintas Corporation	7,840	1,333,427
Clean Harbors, Inc.*	198	59,152
Comfort Systems U.S.A., Inc.	793	1,571,686
Cummins, Inc.	1,429	1,019,177
Curtiss-Wright Corporation	428	324,321
Delta Air Lines, Inc.	1,126	105,461
Dycom Industries, Inc.*	257	129,937
EMCOR Group, Inc.	1,014	841,498
Everus Construction Group, Inc.*	975	161,801
ExlService Holdings, Inc.*	599	15,490
Fastenal Co.	21,600	1,037,448
Ferguson Enterprises, Inc.	219	51,975
Forgent Power Solutions, Inc. Class A*	2,836	158,419
FTAI Aviation, Ltd.	2,305	623,572
GE Vernova, Inc.	6,155	7,231,263
General Electric Co.	23,631	8,831,614
HEICO Corporation	814	289,939
HEICO Corporation Class A	1,925	496,477
Hexcel Corporation	197	19,712
Howmet Aerospace, Inc.	9,125	2,453,347
IES Holdings, Inc.*	195	143,259
Illinois Tool Works, Inc.	2,230	603,148
Karman Holdings, Inc.Δ*	1,512	75,479
Kratos Defense & Security Solutions, Inc.*	247	12,315
Landstar System, Inc.	213	44,050
Lennox International, Inc.Δ	243	139,227
Lincoln Electric Holdings, Inc.	252	66,908

See Notes to Financial Statements.

	Shares	Value
Lockheed Martin Corporation	4,640	$2,363,894
Lyft, Inc. Class A*	724	10,578
MasTec, Inc.*	1,431	595,382
Modine Manufacturing Co.*	1,163	310,544
Old Dominion Freight Line, Inc.	881	190,825
Paylocity Holding Corporation*	84	8,780
Planet Labs PBC*	6,222	206,135
Powell Industries, Inc.	646	184,989
Quanta Services, Inc.	3,421	2,463,257
RBC Bearings, Inc.*	120	77,287
Rocket Lab Corporation*	12,319	1,252,226
Rockwell Automation, Inc.	2,109	1,044,124
Rollins, Inc.	7,055	294,476
Solv Energy, Inc. Class A*	791	26,934
Southwest Airlines Co.	946	48,643
Sterling Infrastructure, Inc.*	676	567,407
TransDigm Group, Inc.	648	863,162
Uber Technologies, Inc.*	4,470	322,555
U-Haul Holding Co.*	330	21,595
U-Haul Holding Co. (Non-Voting Shares)	10	577
UL Solutions, Inc. Class A	644	65,598
Union Pacific Corporation	1,010	274,720
United Airlines Holdings, Inc.*	444	60,380
United Rentals, Inc.	330	373,854
Vertiv Holdings Co. Class A	8,780	2,939,720
Vicor Corporation*	553	210,018
W.W. Grainger, Inc.	859	1,168,584
Waste Management, Inc.	2,384	531,346
Woodward, Inc.	1,362	579,449
XPO, Inc.*	2,619	537,654
		65,596,339
Information Technology — 53.1%
Adobe, Inc.*	6,462	1,324,839
Advanced Energy Industries, Inc.	793	295,686
Advanced Micro Devices, Inc.*	37,218	21,620,308
Allegro MicroSystems, Inc.Δ*	2,761	192,221
Amphenol Corporation Class A	28,074	4,950,008
Analog Devices, Inc.	810	321,708
Appfolio, Inc. Class AΔ*	537	86,108
Apple, Inc.	179,209	51,855,916
Applied Materials, Inc.	18,143	13,117,389
Applied Optoelectronics, Inc.Δ*	1,735	257,058
AppLovin Corporation Class A*	5,494	2,830,674
Arista Networks, Inc.*	23,904	4,060,812
Astera Labs, Inc.*	3,505	1,692,985
Atlassian Corporation Class A*	3,857	300,036
Autodesk, Inc.*	4,799	933,022
Bentley Systems, Inc. Class B	1,025	30,637
Broadcom, Inc.	106,443	40,208,843
Cadence Design Systems, Inc.*	6,309	2,367,894
Ciena Corporation*	3,221	1,580,094
Cloudflare, Inc. Class A*	7,226	1,772,393
Coherent Corporation*	826	325,832
CoreWeave, Inc. Class A*	8,018	798,112
Corning, Inc.	18,091	4,620,984
	Shares	Value
Credo Technology Group Holding, Ltd.*	3,792	$1,031,234
Crowdstrike Holdings, Inc. Class A*	5,742	4,381,950
Datadog, Inc. Class A*	7,516	1,956,866
Dell Technologies, Inc. Class C	814	351,208
DigitalOcean Holdings, Inc.*	1,809	284,067
Docusign, Inc.*	375	16,657
Dynatrace, Inc.*	1,328	58,312
Entegris, Inc.	472	84,894
Everpure, Inc. Class A*	6,177	486,686
Fair Isaac Corporation*	422	504,197
First Solar, Inc.*	107	25,248
FormFactor, Inc.*	1,742	278,598
Fortinet, Inc.*	13,864	2,129,788
Gartner, Inc.*	1,488	192,875
Gen Digital, Inc.	1,719	42,786
GoDaddy, Inc. Class A*	3,026	256,847
Guidewire Software, Inc.*	1,020	125,511
HubSpot, Inc.*	998	182,145
Intuit, Inc.	1,926	502,686
Jabil, Inc.	2,383	918,599
Keysight Technologies, Inc.*	2,228	779,956
KLA Corporation	29,943	9,034,103
Lam Research Corporation	28,606	12,395,838
Lattice Semiconductor Corporation*	3,057	467,599
Lumentum Holdings, Inc.*	1,627	1,396,064
MACOM Technology Solutions Holdings, Inc.*	1,553	590,715
Manhattan Associates, Inc.*	1,261	175,594
Marvell Technology, Inc.	19,962	5,946,480
Microchip Technology, Inc.	12,169	1,109,813
Micron Technology, Inc.	25,791	29,770,293
Microsoft Corporation	84,997	31,705,581
MKS, Inc.	131	58,269
MongoDB, Inc.*	1,643	551,884
Monolithic Power Systems, Inc.	1,076	1,487,419
Motorola Solutions, Inc.	1,464	607,985
NetApp, Inc.	1,649	255,199
NVIDIA Corporation	533,723	106,792,635
ON Semiconductor Corporation*	436	41,219
Onto Innovation, Inc.*	213	80,610
Oracle Corporation	39,225	5,748,424
Palantir Technologies, Inc. Class A*	50,809	5,927,886
Palo Alto Networks, Inc.*	18,450	6,291,819
Pegasystems, Inc.Δ	715	21,429
Procore Technologies, Inc.Δ*	2,836	115,198
Rambus, Inc.*	2,411	320,036
RingCentral, Inc. Class A	365	14,228
Rubrik, Inc. Class A*	2,263	181,674
Samsara, Inc. Class AΔ*	7,955	257,981
Sandisk Corporation*	3,329	7,569,247
Sanmina Corporation*	353	89,337
Semtech Corporation*	2,084	337,295
SentinelOne, Inc. Class A*	5,262	89,296
ServiceNow, Inc.*	23,469	2,330,002
SiTime Corporation*	501	373,526
See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Snowflake, Inc.*	7,654	$1,947,943
Super Micro Computer, Inc.Δ*	1,253	36,750
Teradyne, Inc.	3,585	1,734,566
Terawulf, Inc.*	8,121	200,589
Texas Instruments, Inc.	20,819	6,205,519
TTM Technologies, Inc.*	1,971	368,616
Twilio, Inc. Class A*	510	105,228
Ubiquiti, Inc.	98	52,335
Viavi Solutions, Inc.*	5,134	245,148
Western Digital Corporation	7,734	4,939,860
Workday, Inc. Class A*	383	46,887
Zscaler, Inc.*	2,371	334,667
		418,487,455
Materials — 0.1%
Aura Minerals, Inc.	871	54,829
Hecla Mining Co.	663	10,230
Sherwin-Williams Co. (The)	1,460	502,707
Solstice Advanced Materials, Inc.	3,523	312,138
Southern Copper Corporation	412	71,795
Steel Dynamics, Inc.	301	69,068
		1,020,767
Real Estate — 0.4%
American Tower Corporation REIT	6,871	1,123,889
CBRE Group, Inc. Class A*	746	100,479
CoStar Group, Inc.*	1,071	30,331
Jones Lang LaSalle, Inc.*	103	31,925
Lamar Advertising Co. Class A REIT	594	92,652
Public Storage REIT	485	154,380
Simon Property Group, Inc. REIT	7,335	1,640,473
		3,174,129
Utilities — 0.3%
Constellation Energy Corporation	455	113,009
NRG Energy, Inc.	4,635	676,988
Talen Energy Corporation*	700	268,982
Vistra Corporation	7,737	1,227,320
		2,286,299
Total Common Stocks (Cost $605,702,494)		763,676,283
FOREIGN COMMON STOCKS — 0.9%
Australia — 0.0%
IREN, Ltd.*	872	39,876
Brazil — 0.1%
NU Holdings, Ltd. Class A*	78,988	1,055,280
Canada — 0.1%
Almonty Industries, Inc.*	4,594	76,077
Brookfield Asset Management, Ltd. Class AΔ	8,019	359,652
Restaurant Brands International, Inc.Δ	4,943	358,417
		794,146
China — 0.0%
Amer Sports, Inc.*	953	32,249
Denmark — 0.1%
Ascendis Pharma A/S*	1,206	321,664
	Shares	Value
Ireland — 0.4%
Eaton Corporation PLC	1,373	$585,063
Johnson Controls International PLC	882	128,869
NIQ Global Intelligence PLC*	644	6,021
nVent Electric PLC	1,427	242,034
Trane Technologies PLC	5,070	2,490,181
		3,452,168
Netherlands — 0.0%
Elastic NV*	1,129	64,376
Switzerland — 0.0%
On Holding AG Class A*	5,273	186,770
Thailand — 0.1%
Fabrinet*	802	450,788
United Kingdom — 0.1%
Anglogold Ashanti PLC	10,492	848,698
TechnipFMC PLC	3,201	212,226
		1,060,924
Total Foreign Common Stocks (Cost $7,065,117)		7,458,241
MONEY MARKET FUNDS — 2.8%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø§	4,482,981	4,482,981
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞	17,556,098	17,556,098
Total Money Market Funds (Cost $22,039,079)		22,039,079
TOTAL INVESTMENTS — 100.5% (Cost $634,806,690)		793,173,603
Liabilities in Excess of Other Assets — (0.5)%		(4,293,168)
NET ASSETS — 100.0%		$788,880,435

See Notes to Financial Statements.

Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	09/2026	14	$8,546,580	$220,094
S&P 500® E-Mini	09/2026	9	3,396,712	80,588
S&P 500® Micro E-Mini	09/2026	139	5,246,034	78,020
Total Futures Contracts outstanding at June 30, 2026			$17,189,326	$378,702
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$763,676,283	$763,676,283	$—	$—
Foreign Common Stocks	7,458,241	7,458,241	—	—
Money Market Funds	22,039,079	22,039,079	—	—
Total Assets - Investments in Securities	$793,173,603	$793,173,603	$ —	$ —
Other Financial Instruments***
Futures Contracts	$378,702	$378,702	$—	$—
Total Assets - Other Financial Instruments	$378,702	$378,702	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.0%
Communication Services — 17.1%
Alphabet, Inc. Class A	274,436	$98,075,193
Alphabet, Inc. Class C	197,957	69,944,147
Meta Platforms, Inc. Class A	105,032	59,163,475
Netflix, Inc.*	238,113	17,001,268
ROBLOX Corporation Class A*	1,503	81,733
Space Exploration Technologies Corporation Class AΔ*	23,010	3,931,489
Sphere Entertainment Co.Δ*	8,314	1,438,572
Spotify Technology SA*	5,852	2,686,829
Walt Disney Co. (The)	86,809	8,355,366
		260,678,072
Consumer Discretionary — 9.1%
Amazon.com, Inc.*	214,953	51,231,898
AutoZone, Inc.*	233	744,654
Carvana Co.*	38,772	2,551,973
Cava Group, Inc.Δ*	42,407	3,328,101
Chipotle Mexican Grill, Inc.*	113,590	3,862,060
DoorDash, Inc. Class A*	1,268	233,984
Marriott International, Inc. Class A	10,865	4,026,460
McDonald’s Corporation	14,293	3,863,541
NIKE, Inc. Class B	48,965	2,010,013
O’Reilly Automotive, Inc.*	66,593	6,132,549
Starbucks Corporation	57,610	5,887,166
Tesla, Inc.*	120,879	50,841,708
Yum China Holdings, Inc. (New York Stock Exchange)	7,806	319,031
Yum! Brands, Inc.	23,639	3,778,931
		138,812,069
Consumer Staples — 3.6%
Casey’s General Stores, Inc.	4,207	3,343,682
Coca-Cola Co. (The)	68,641	5,578,454
Costco Wholesale Corporation	6,986	6,535,193
Monster Beverage Corporation*	318,255	30,590,671
Procter & Gamble Co. (The)	8,481	1,243,654
Walmart, Inc.	68,767	7,788,550
		55,080,204
Energy — 0.4%
Exxon Mobil Corporation	45,663	6,243,045
Financials — 5.1%
Berkshire Hathaway, Inc. Class B*	5,758	2,881,246
Block, Inc.*	79,687	6,056,212
Carlyle Group, Inc. (The)	116,905	4,922,870
Charles Schwab Corporation (The)	19,567	1,805,447
FactSet Research Systems, Inc.	9,002	2,071,180
Goldman Sachs Group, Inc. (The)	12,898	13,044,650
Intercontinental Exchange, Inc.	9,484	1,167,575
Mastercard, Inc. Class A	43,427	22,304,107
SEI Investments Co.	51,273	4,497,155
Visa, Inc. Class A	57,586	19,757,181
		78,507,623
Health Care — 4.6%
Agilent Technologies, Inc.	46,705	6,203,825
Alnylam Pharmaceuticals, Inc.*	1,411	424,753
	Shares	Value
Amgen, Inc.	4,369	$1,582,102
Eli Lilly and Co.	14,279	17,126,661
Gilead Sciences, Inc.	42,254	5,338,370
Hims & Hers Health, Inc.Δ*	14,429	500,254
Humana, Inc.	16,706	6,635,957
IDEXX Laboratories, Inc.*	10,421	5,486,031
Illumina, Inc.*	12,176	2,140,906
Insmed, Inc.*	17,947	1,913,509
Intuitive Surgical, Inc.*	10,429	4,147,405
McKesson Corporation	555	419,358
Natera, Inc.*	39,957	10,846,328
Revolution Medicines, Inc.*	11,811	2,211,964
Ultragenyx Pharmaceutical, Inc.*	20,699	691,140
West Pharmaceutical Services, Inc.	14,455	5,189,345
		70,857,908
Industrials — 9.0%
3M Co.	22,514	3,645,242
Axon Enterprise, Inc.*	1,379	773,081
Bloom Energy Corporation Class A*	20,141	6,096,681
Boeing Co. (The)*	83,046	17,976,968
C.H. Robinson Worldwide, Inc.	35,106	6,611,864
Carpenter Technology Corporation	5,123	3,160,071
Caterpillar, Inc.	10,722	11,417,858
Copart, Inc.*	106,401	2,999,444
Curtiss-Wright Corporation	3,528	2,673,377
Deere & Co.	14,852	9,421,069
Expeditors International of Washington, Inc.	34,156	5,566,745
GE Vernova, Inc.	11,806	13,870,397
General Electric Co.	57,190	21,373,619
Mueller Industries, Inc.	17,462	2,146,604
Quanta Services, Inc.	12,161	8,756,407
Rocket Lab Corporation*	21,022	2,136,886
RTX Corporation	21,006	3,985,468
TransUnion	59,942	4,324,216
Union Pacific Corporation	14,561	3,960,592
Verisk Analytics, Inc.	15,821	2,840,344
Vertiv Holdings Co. Class A	10,792	3,613,377
		137,350,310
Information Technology — 41.6%
Advanced Micro Devices, Inc.*	62,762	36,459,073
Amphenol Corporation Class A	101,405	17,879,730
Analog Devices, Inc.	11,349	4,507,482
Apple, Inc.	275,848	79,819,377
Applied Materials, Inc.	11,021	7,968,183
AppLovin Corporation Class A*	3,988	2,054,737
Autodesk, Inc.*	38,392	7,464,173
Broadcom, Inc.	129,094	48,765,259
Cerebras Systems, Inc. Class AΔ*	1,188	262,548
Ciena Corporation*	25,251	12,387,131
Cisco Systems, Inc.	36,835	4,326,639
Cloudflare, Inc. Class A*	5,304	1,300,965
Corning, Inc.	48,414	12,366,388
Crowdstrike Holdings, Inc. Class A*	20,353	15,532,188
Datadog, Inc. Class A*	7,735	2,013,885
Dell Technologies, Inc. Class C	22,840	9,854,546

See Notes to Financial Statements.

	Shares	Value
DigitalOcean Holdings, Inc.Δ*	19,794	$3,108,252
International Business Machines Corporation	5,335	1,500,255
Intuit, Inc.	4,012	1,047,132
Keysight Technologies, Inc.*	12,596	4,409,482
Lam Research Corporation	35,847	15,533,581
Lumentum Holdings, Inc.*	6,499	5,576,532
Micron Technology, Inc.	9,885	11,410,157
Microsoft Corporation	152,710	56,963,884
NVIDIA Corporation	880,208	176,120,819
Oracle Corporation	107,857	15,806,443
Palantir Technologies, Inc. Class A*	1,972	230,073
Palo Alto Networks, Inc.*	18,557	6,328,308
Salesforce, Inc.	37,603	5,890,886
Samsara, Inc. Class AΔ*	31,719	1,028,647
Sandisk Corporation*	8,993	20,447,654
ServiceNow, Inc.*	53,964	5,357,546
Snowflake, Inc.*	31,976	8,137,892
Texas Instruments, Inc.	40,729	12,140,093
Twilio, Inc. Class A*	19,228	3,967,313
Western Digital Corporation	22,577	14,420,382
Workday, Inc. Class A*	13,465	1,648,385
		634,036,020
Materials — 0.5%
Freeport-McMoRan, Inc.	55,230	3,473,415
Martin Marietta Materials, Inc.	6,299	3,632,633
		7,106,048
Total Common Stocks (Cost $1,063,386,209)		1,388,671,299
FOREIGN COMMON STOCKS — 3.1%
Canada — 1.0%
Celestica, Inc.*	8,808	3,213,158
	Shares	Value
Shopify, Inc. Class A*	102,208	$11,670,110
		14,883,268
Ireland — 1.3%
Linde PLC	13,074	6,784,622
Seagate Technology Holdings PLC	13,568	13,093,120
		19,877,742
Singapore — 0.0%
Sea, Ltd. ADR*	11,162	1,069,654
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,283	12,074,402
Total Foreign Common Stocks (Cost $31,682,514)		47,905,066
MONEY MARKET FUNDS — 6.5%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø§	4,371,686	4,371,686
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞	94,634,557	94,634,557
Total Money Market Funds (Cost $99,006,243)		99,006,243
TOTAL INVESTMENTS — 100.6% (Cost $1,194,074,966)		1,535,582,608
Liabilities in Excess of Other Assets — (0.6)%		(9,824,333)
NET ASSETS — 100.0%		$1,525,758,275
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	09/2026	73	$44,564,310	$1,346,882
S&P 500® E-Mini	09/2026	63	23,776,988	306,987
Total Futures Contracts outstanding at June 30, 2026			$68,341,298	$1,653,869
See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,388,671,299	$1,388,671,299	$—	$—
Foreign Common Stocks	47,905,066	47,905,066	—	—
Money Market Funds	99,006,243	99,006,243	—	—
Total Assets - Investments in Securities	$1,535,582,608	$1,535,582,608	$ —	$ —
Other Financial Instruments***
Futures Contracts	$1,653,869	$1,653,869	$—	$—
Total Assets - Other Financial Instruments	$1,653,869	$1,653,869	$ —	$ —

***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.9%
Communication Services — 2.0%
ATN International, Inc.	1,196	$31,682
Bandwidth, Inc. Class AΔ*	31,982	2,024,461
CuriosityStream, Inc.	7,400	19,684
Entravision Communications Corporation Class AΔ	242,120	3,157,245
IDT Corporation Class B	12,028	699,549
Liftoff Mobile, Inc.Δ*	17,506	420,494
Madison Square Garden Entertainment Corporation*	48,190	3,898,089
Nextdoor Holdings, Inc.*	702,497	1,594,668
Pinterest, Inc. Class A*	9,756	205,169
Playtika Holding Corporation	135,168	502,825
PubMatic, Inc. Class A*	51,998	682,214
Scholastic CorporationΔ	17,509	805,414
Snap, Inc. Class AΔ*	14,935	66,311
Sphere Entertainment Co.Δ*	34,146	5,908,282
Spok Holdings, Inc.	20,793	212,920
Townsquare Media, Inc. Class AΔ	15,171	107,259
ZipRecruiter, Inc. Class A*	66,324	248,715
		20,584,981
Consumer Discretionary — 9.3%
1stdibs.com, Inc.Δ*	17,515	85,824
Abercrombie & Fitch Co. Class AΔ*	7,811	703,068
American Eagle Outfitters, Inc.	68,042	1,170,322
Arko CorporationΔ	27,141	217,942
Bath & Body Works, Inc.	99,623	2,304,280
Bed Bath & Beyond, Inc.Δ*	10,200	59,058
Bloomin' Brands, Inc.	4,237	38,726
Bright Horizons Family Solutions, Inc.*	22,277	1,578,994
Brunswick Corporation	13,818	1,164,028
Callaway Golf Co.Δ*	137,005	2,574,324
Cava Group, Inc.Δ*	12,600	988,848
Champion Homes, Inc.*	16,441	1,448,781
Citi Trends, Inc.*	8,514	492,450
Cooper-Standard Holdings, Inc.*	19,052	515,357
Covista, Inc.*	19,906	2,481,482
Cricut, Inc. Class AΔ	71,126	312,243
Dana, Inc.Δ	115,481	3,142,238
Deckers Outdoor Corporation*	3,152	312,962
Designer Brands, Inc. Class AΔ	53,477	311,771
Dillard's, Inc. Class AΔ	252	133,162
Dutch Bros., Inc. Class AΔ*	15,917	1,143,000
Ethan Allen Interiors, Inc.Δ	27,476	613,814
Figs, Inc. Class A*	114,318	1,169,473
Five Below, Inc.*	850	152,822
Flexsteel Industries, Inc.Δ	6,701	499,090
Fossil Group, Inc.Δ*	6,500	26,910
Frontdoor, Inc.Δ*	52,617	4,082,553
Funko, Inc. Class AΔ*	77,744	457,135
Garrett Motion, Inc.	159,455	5,777,055
Genesco, Inc.Δ*	20,807	702,652
Gentherm, Inc.Δ*	19,742	673,400
GigaCloud Technology, Inc. Class AΔ*	21,868	691,029
	Shares	Value
Gold.com, Inc.	46,902	$1,951,592
Goodyear Tire & Rubber Co. (The)*	67,400	444,840
Graham Holdings Co. Class BΔ	360	410,911
Grand Canyon Education, Inc.Δ*	18,884	2,702,489
Haverty Furniture Cos., Inc.Δ	9,275	236,791
Holley, Inc.*	12,383	31,577
Johnson Outdoors, Inc. Class AΔ	6,817	313,855
KinderCare Learning Cos., Inc.Δ*	144,744	615,162
Kontoor Brands, Inc.Δ	11,273	939,492
Lands' End, Inc.Δ*	11,642	122,008
Laureate Education, Inc.*	58,522	2,125,519
La-Z-Boy, Inc.	10,055	403,407
Lear Corporation	24,109	3,232,053
Levi Strauss & Co. Class AΔ	47,916	1,189,754
Life Time Group Holdings, Inc.*	41,393	1,690,490
Lifetime Brands, Inc.Δ	3,551	30,290
Lincoln Educational Services CorporationΔ*	12,094	603,491
Lindblad Expeditions Holdings, Inc.Δ*	72,257	2,040,538
M/I Homes, Inc.*	2,016	324,153
MarineMax, Inc.Δ*	44,134	1,616,187
MasterCraft Boat Holdings, Inc.Δ*	1,814	46,837
McGraw Hill, Inc.Δ*	114,444	1,083,785
Meritage Homes Corporation	20,470	1,716,409
Movado Group, Inc.	20,950	823,544
Ollie's Bargain Outlet Holdings, Inc.Δ*	17,972	1,381,687
OneWater Marine, Inc. Class AΔ*	53,152	599,023
Papa John's International, Inc.Δ	37,946	1,395,274
Phoenix Education Partners, Inc.	760	25,134
Pursuit Attractions and Hospitality, Inc.Δ*	59,465	3,328,256
Revolve Group, Inc.*	128,075	2,931,637
Rocky Brands, Inc.Δ	10,276	423,782
Shoe Station Group, Inc.Δ	18,052	267,711
Signet Jewelers, Ltd.Δ	8,556	737,527
Sonic Automotive, Inc. Class AΔ	6,424	544,691
Sonos, Inc.Δ*	47,744	645,976
Sportsman's Warehouse Holdings, Inc.Δ*	8,570	11,398
Standard Motor Products, Inc.	29,223	1,138,820
Steven Madden, Ltd.	13,579	571,676
Stitch Fix, Inc. Class A*	124,026	509,747
Stoneridge, Inc.*	18,474	135,230
Strategic Education, Inc.	19,000	1,455,780
Strattec Security CorporationΔ*	7,614	620,160
Stride, Inc.Δ*	27,640	2,383,674
Superior Group of Cos., Inc.Δ	4,422	58,017
Universal Technical Institute, Inc.Δ*	33,242	1,421,760
Urban Outfitters, Inc.Δ*	35,607	2,523,112
Valvoline, Inc.Δ*	79,448	3,141,374
Victoria's Secret & Co.*	36,867	3,077,657
Visteon CorporationΔ	23,864	2,367,547
Warby Parker, Inc. Class AΔ*	60,937	1,848,829
Wayfair, Inc. Class AΔ*	1,205	111,366
Wingstop, Inc.Δ	6,895	1,195,662
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Winmark CorporationΔ	3,864	$1,634,781
Zumiez, Inc.Δ*	20,099	357,762
		97,565,017
Consumer Staples — 2.1%
Andersons, Inc. (The)	36,652	2,506,997
BJ's Wholesale Club Holdings, Inc.Δ*	21,260	1,854,297
Chefs' Warehouse, Inc. (The)*	29,735	2,857,533
Coca-Cola Consolidated, Inc.	5,551	1,059,797
Darling Ingredients, Inc.*	2,466	134,693
Edgewell Personal Care Co.Δ	115,437	3,100,638
Hain Celestial Group, Inc. (The)Δ*	159,180	89,173
Herbalife, Ltd.Δ*	66,849	879,064
John B. Sanfilippo & Son, Inc.	2,789	239,826
Maplebear, Inc.Δ*	9,894	468,481
Nature's Sunshine Products, Inc.Δ*	40,446	881,723
Nu Skin Enterprises, Inc. Class A	14,400	76,032
SkinHealth Systems, Inc.*	3,673	2,544
Spectrum Brands Holdings, Inc.	18,063	1,548,902
Suja Life, Inc. Class AΔ*	29,040	295,046
USANA Health Sciences, Inc.Δ*	34,008	726,071
Vita Coco Co., Inc. (The)*	59,985	3,967,408
Westrock Coffee Co.Δ*	77,439	628,030
Yesway, Inc. Class AΔ*	50,185	1,018,756
		22,335,011
Energy — 5.1%
Amplify Energy CorporationΔ*	15,011	59,744
Bristow Group, Inc.Δ	53,480	2,209,794
Cactus, Inc. Class AΔ	26,964	1,381,366
Chord Energy Corporation	13,857	1,583,855
CNX Resources CorporationΔ*	84,735	2,875,059
Crescent Energy Co. Class A	204,180	2,005,048
DHT Holdings, Inc.	128,134	2,118,055
DMC Global, Inc.Δ*	14,071	81,752
Dorian LPG, Ltd.	18,724	651,221
Drilling Tools International CorporationΔ*	11,295	21,799
Energy Services of America Corporation	37,351	722,368
Excelerate Energy, Inc. Class A	71,934	2,732,773
Flowco Holdings, Inc. Class A	58,008	1,237,891
Forum Energy Technologies, Inc.Δ*	41,853	2,102,276
Granite Ridge Resources, Inc.	59,720	263,365
Green Plains, Inc.Δ*	166,834	2,565,907
Gulfport Energy Corporation*	4,812	817,393
HMH Holding, Inc. Class AΔ*	36,875	691,037
Infinity Natural Resources, Inc. Class AΔ*	52,595	667,956
Innovex International, Inc.Δ*	25,759	638,823
Kimbell Royalty Partners LP	167,322	2,431,189
Kodiak Gas Services, Inc.	10,666	801,337
Kosmos Energy, Ltd.*	85,088	179,536
Liberty Energy, Inc.Δ	18,699	489,727
Magnolia Oil & Gas Corporation Class AΔ	83,689	2,140,765
Matador Resources Co.	36,215	1,802,783
National Energy Services Reunited Corporation*	29,042	869,227
	Shares	Value
Northern Oil & Gas, Inc.Δ	105,208	$1,909,525
Oil States International, Inc.*	202,133	1,619,085
PBF Energy, Inc. Class A	56,212	2,558,770
Permian Resources Corporation Class A	94,252	1,735,179
PrimeEnergy Resources CorporationΔ*	1,063	177,404
Ranger Energy Services, Inc. Class AΔ	82,428	1,319,672
Solaris Energy Infrastructure, Inc.Δ	36,049	2,900,502
Summit Midstream Corporation*	9,622	274,035
Sunococorp LLC	9,840	665,873
Tidewater, Inc.Δ*	28,808	1,919,477
Uranium Energy CorporationΔ*	168,923	1,800,719
W&T Offshore, Inc.	384,870	1,212,340
World Kinect CorporationΔ	30,341	999,433
		53,234,060
Financials — 15.4%
1st Source CorporationΔ	2,629	214,474
Acadian Asset Management, Inc.	16,190	1,157,909
Ally Financial, Inc.	12,113	556,592
American Coastal Insurance CorporationΔ	4,223	46,875
American Integrity Insurance Group, Inc.	27,532	518,428
Ameris BancorpΔ	2,358	212,833
Angel Oak Mortgage REIT, Inc.Δ	6,822	61,944
Arrow Financial CorporationΔ	4,064	166,583
Atlantic Union Bankshares CorporationΔ	41,273	1,746,261
Avidbank Holdings, Inc.*	1,380	45,581
Axis Capital Holdings, Ltd.	25,234	2,711,141
Axos Financial, Inc.Δ*	41,260	4,018,311
Banc of California, Inc.	135,359	2,765,384
Bancorp, Inc. (The)*	21,137	1,324,022
Bank of Marin Bancorp	18,499	512,422
BankUnited, Inc.	69,180	3,351,771
Bankwell Financial Group, Inc.	6,550	384,813
BayCom Corporation	9,502	312,616
BCB Bancorp, Inc.Δ	10,545	113,042
Beacon Financial Corporation	12,715	387,172
BGC Group, Inc. Class A	337,748	3,610,526
BOK Financial CorporationΔ	1,249	173,461
Bowhead Specialty Holdings, Inc.*	15,511	464,244
Bread Financial Holdings, Inc.	23,716	2,569,629
Bridgewater Bancshares, Inc.*	33,757	710,247
Business First Bancshares, Inc.	8,250	253,523
Byline Bancorp, Inc.	25,336	954,154
California BanCorpΔ	44,219	921,524
Capital City Bank Group, Inc.Δ	2,919	144,257
Carter Bankshares, Inc.Δ	88,186	2,999,206
Central BanCo, Inc.Δ	18,092	549,635
Central Pacific Financial Corporation	9,865	376,843
Civista Bancshares, Inc.	3,787	106,869
CNO Financial Group, Inc.	28,962	1,476,483
Colony Bankcorp, Inc.	47,056	945,355
Columbia Banking System, Inc.	88,914	2,849,694

See Notes to Financial Statements.

	Shares	Value
Community Trust Bancorp, Inc.	5,724	$414,189
Community West BancsharesΔ	12,296	330,271
Compass Diversified Holdings*	225,760	2,406,602
Customers Bancorp, Inc.*	13,023	1,030,119
Dave, Inc.Δ*	4,111	1,531,717
Donegal Group, Inc. Class A	15,384	290,142
Donnelley Financial Solutions, Inc.*	58,808	2,466,996
Eagle Bancorp Montana, Inc.	5,220	124,915
Employers Holdings, Inc.Δ	28,356	1,431,411
Enova International, Inc.*	3,877	933,310
Enterprise Financial Services Corporation	4,943	325,645
Equity Bancshares, Inc. Class A	580	28,417
Euronet Worldwide, Inc.Δ*	38,308	2,803,763
EVERTEC, Inc.Δ	124,472	3,457,832
F&G Annuities & Life, Inc.Δ	41,112	1,093,168
Finance of America Cos., Inc. Class AΔ*	7,539	207,473
First BanCorp	87,453	2,279,900
First Bank/Hamilton NJ	5,066	89,820
First Business Financial Services, Inc.	782	49,399
First Community Corporation	3,880	126,798
First Financial CorporationΔ	4,579	354,598
First Internet Bancorp	6,858	190,652
First Western Financial, Inc.Δ*	2,040	65,504
FirstCash Holdings, Inc.Δ	7,560	1,635,379
Flywire CorporationΔ*	46,050	809,099
Forbright, Inc. Class AΔ*	15,032	274,935
Franklin Financial Services CorporationΔ	1,130	70,738
FVCBankcorp, Inc.	42,250	739,375
GCM Grosvenor, Inc. Class AΔ	90,984	1,119,103
Genworth Financial, Inc.*	6,211	58,818
Great Southern Bancorp, Inc.Δ	1,500	117,615
Hamilton Lane, Inc. Class A	16,900	1,332,227
Hanmi Financial Corporation	20,478	663,487
Happen, Inc.Δ*	91,863	1,905,239
HBT Financial, Inc.Δ	5,388	172,362
Heritage Insurance Holdings, Inc.*	41,741	1,088,605
Hilltop Holdings, Inc.	39,705	1,539,760
Hippo Holdings, Inc.*	7,734	218,563
Home Bancorp, Inc.Δ	1,575	107,919
Home BancShares, Inc.	108,850	3,107,667
HomeTrust Bancshares, Inc.	8,544	426,260
Hope Bancorp, Inc.	65,926	901,868
Independent Bank Corporation	8,789	317,019
International Bancshares Corporation	25,601	1,944,396
Jackson Financial, Inc. Class A	43,537	4,457,753
James River Group Holdings, Inc.Δ	21,243	93,469
Kearny Financial Corporation	121,152	1,146,098
Kemper Corporation	50,539	1,362,531
LendingTree, Inc.Δ*	2,196	97,261
Live Oak Bancshares, Inc.Δ	63,203	2,581,211
Marqeta, Inc. Class A*	103,568	420,486
Mercury General Corporation	38,268	4,080,134
Meridian CorporationΔ	10,600	212,318
Metropolitan Bank Holding Corporation	11,555	1,141,172
	Shares	Value
Midland States Bancorp, Inc.Δ	58,939	$1,835,360
National Bank Holdings Corporation Class A	9,011	400,359
NCR Atleos Corporation*	7,282	316,112
Neptune Insurance Holdings, Inc. Class A*	58,324	1,837,206
Nexpoint Real Estate Finance, Inc. REITΔ	4,776	74,028
Nicolet Bankshares, Inc.Δ	7,985	1,320,639
Northeast Bank	4,359	577,698
Northeast Community Bancorp, Inc.	2,553	70,820
Northfield Bancorp, Inc.Δ	72,622	1,069,722
Northpointe Bancshares, Inc.	54,738	1,049,875
Octave Specialty Group, Inc.*	50,880	317,491
OFG Bancorp	62,548	3,069,230
Old National BancorpΔ	136,213	3,527,917
Onity Group, Inc.Δ*	7,966	316,649
OP Bancorp	5,258	78,817
Oppenheimer Holdings, Inc. Class AΔ	11,294	1,191,969
Origin Bancorp, Inc.Δ	1,628	83,272
Orrstown Financial Services, Inc.	31,836	1,299,864
Oscar Health, Inc. Class A*	3,340	95,257
Pathward Financial, Inc.	11,743	1,022,346
Paymentus Holdings, Inc. Class A*	46,200	1,116,192
PCB BancorpΔ	2,237	63,464
Peapack-Gladstone Financial Corporation	38,588	1,826,370
PennyMac Financial Services, Inc.	4,457	388,205
Piper Sandler Cos.	18,988	1,373,592
PJT Partners, Inc. Class AΔ	7,831	1,182,011
Plumas BancorpΔ	1,170	68,375
Ponce Financial Group, Inc.Δ*	16,548	329,967
PRA Group, Inc.*	47,109	894,600
Primis Financial CorporationΔ	53,564	876,843
PROG Holdings, Inc.Δ	36,504	1,701,451
Prosperity Bancshares, Inc.Δ	6,458	471,628
RBB Bancorp	37,331	1,023,429
Regional Management Corporation	6,462	266,234
Reinsurance Group of America, Inc.	3,061	650,922
Repay Holdings CorporationΔ*	146,883	616,909
Safety Insurance Group, Inc.	1,010	75,609
Selective Insurance Group, Inc.	5,198	504,258
Selectquote, Inc.*	2,085	1,754
Sezzle, Inc.Δ*	9,770	1,676,825
Shore Bancshares, Inc.Δ	49,988	1,147,225
Sierra BancorpΔ	2,708	110,378
Silvercrest Asset Management Group, Inc. Class A	1,983	20,048
SiriusPoint, Ltd.Δ*	28,701	688,824
Slide Insurance Holdings, Inc.*	54,658	1,058,725
South Plains Financial, Inc.	3,612	155,623
Southern First Bancshares, Inc.Δ*	10,220	624,442
Southern Missouri Bancorp, Inc.	12,026	916,501
Southside Bancshares, Inc.	1,160	40,820
SouthState Bank Corporation	39,837	3,979,716
StepStone Group, Inc. Class A	26,800	1,108,448
StoneX Group, Inc.Δ*	26,173	3,101,501
Texas Capital Bancshares, Inc.	13,455	1,389,363
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Third Coast Bancshares, Inc.*	11,469	$463,348
Timberland Bancorp, Inc.	5,577	249,905
Tompkins Financial Corporation	2,574	243,294
TPG Mortgage Investment Trust, Inc. REIT	17,939	142,077
UMB Financial Corporation	21,843	3,118,307
United Fire Group, Inc.	5,190	272,164
Unity Bancorp, Inc.	3,490	204,828
Universal Insurance Holdings, Inc.	14,342	593,185
Univest Financial Corporation	16,487	721,306
Valley National BancorpΔ	172,226	2,523,111
Victory Capital Holdings, Inc. Class AΔ	33,000	2,773,980
Virtus Investment Partners, Inc.Δ	3,985	571,848
WaFd, Inc.	9,027	346,366
Waterstone Financial, Inc.	2,925	60,635
Westamerica BanCorp	11,272	661,328
Western Alliance Bancorp	3,021	248,326
WisdomTree, Inc.Δ	62,587	1,060,224
World Acceptance Corporation*	4,490	1,004,997
WSFS Financial Corporation	19,926	1,528,922
Zions Bancorp NA	3,685	254,965
		161,937,331
Health Care — 15.9%
10X Genomics, Inc. Class AΔ*	56,284	2,157,929
Addus HomeCare CorporationΔ*	37,952	3,813,037
ADMA Biologics, Inc.*	76,597	641,117
Agios Pharmaceuticals, Inc.Δ*	34,523	1,281,149
Akebia Therapeutics, Inc.Δ*	194,603	221,847
Alector, Inc.Δ*	95,409	191,772
Align Technology, Inc.*	1,803	304,094
Allogene Therapeutics, Inc.Δ*	182,977	380,592
AngioDynamics, Inc.*	2,058	26,775
Anika Therapeutics, Inc.*	14,782	216,261
Apogee Therapeutics, Inc.*	21,311	2,828,609
Arcturus Therapeutics Holdings, Inc.Δ*	26,848	180,419
Arrowhead Pharmaceuticals, Inc.*	17,400	1,418,274
Arvinas, Inc.*	74,690	620,674
Aveanna Healthcare Holdings, Inc.Δ*	197,930	1,696,260
Axogen, Inc.Δ*	52,034	2,403,450
Axsome Therapeutics, Inc.*	26,911	6,587,005
Bicara Therapeutics, Inc.Δ*	43,881	1,302,827
BioAge Labs, Inc.Δ*	23,298	571,034
Biote Corporation Class AΔ*	9,479	17,915
Bioventus, Inc. Class AΔ*	22,865	215,846
Bridgebio Pharma, Inc.Δ*	19,357	1,441,709
BrightSpring Health Services, Inc.Δ*	26,740	1,864,848
Butterfly Network, Inc.Δ*	284,545	2,395,869
Caribou Biosciences, Inc.Δ*	40,308	70,942
Celldex Therapeutics, Inc.*	97,227	3,617,817
Ceribell, Inc.Δ*	58,416	1,136,191
Cerus Corporation*	328,495	959,205
CG oncology, Inc.Δ*	15,676	1,113,780
Codexis, Inc.Δ*	50,641	114,449
Cogent Biosciences, Inc.*	45,778	1,771,609
CONMED CorporationΔ	5,083	166,367
CorVel Corporation*	27,391	1,712,485
	Shares	Value
Crinetics Pharmaceuticals, Inc.Δ*	58,141	$2,175,636
CryoPort, Inc.*	1,876	29,453
Definitive Healthcare Corporation*	8,987	7,467
Delcath Systems, Inc.Δ*	122,700	1,544,793
Design Therapeutics, Inc.Δ*	83,079	1,202,153
Dianthus Therapeutics, Inc.Δ*	18,709	1,823,753
DocGo, Inc.*	20,265	10,459
Doximity, Inc. Class A*	45,470	943,048
Dyne Therapeutics, Inc.Δ*	73,201	1,625,794
Edgewise Therapeutics, Inc.*	50,650	2,057,910
Embecta CorporationΔ	27,700	90,302
Enliven Therapeutics, Inc.Δ*	19,600	994,700
Enovis CorporationΔ*	127,114	2,631,260
Entrada Therapeutics, Inc.Δ*	31,765	233,790
Envista Holdings CorporationΔ*	59,751	1,574,439
Evolent Health, Inc. Class A*	194,208	1,052,607
Foghorn Therapeutics, Inc.Δ*	2,383	11,629
Fortrea Holdings, Inc.Δ*	112,408	1,955,899
Fulgent Genetics, Inc.Δ*	60,317	1,237,705
Glaukos CorporationΔ*	20,643	2,885,066
GRAIL, Inc.Δ*	4,376	298,750
Guardant Health, Inc.*	20,721	3,108,772
Guardian Pharmacy Services, Inc. Class AΔ*	68,697	2,876,343
Harmony Biosciences Holdings, Inc.Δ*	9,281	337,921
Immunome, Inc.Δ*	37,251	789,349
Indivior Pharmaceuticals, Inc.Δ*	29,332	1,203,492
Innovage Holding CorporationΔ*	83,845	993,563
Inogen, Inc.*	38,419	247,803
Insulet Corporation*	3,940	599,865
Intellia Therapeutics, Inc.Δ*	66,066	1,117,837
iRadimed Corporation	13,784	1,317,199
IRhythm Holdings, Inc.*	10,366	1,233,036
Ironwood Pharmaceuticals, Inc.Δ*	118,737	499,883
Janux Therapeutics, Inc.*	153,823	2,362,721
Keros Therapeutics, Inc.*	33,089	354,052
Kodiak Sciences, Inc.Δ*	31,816	1,239,551
Krystal Biotech, Inc.Δ*	8,466	3,146,558
Kura Oncology, Inc.*	49,203	539,757
Kymera Therapeutics, Inc.Δ*	26,174	3,001,373
Lantheus Holdings, Inc.Δ*	1,233	136,789
Liquidia CorporationΔ*	29,094	2,319,665
Madrigal Pharmaceuticals, Inc.Δ*	1,603	860,731
Maravai LifeSciences Holdings, Inc. Class A*	79,708	497,378
MeiraGTx Holdings PLCΔ*	24,200	326,942
Mineralys Therapeutics, Inc.Δ*	106,769	2,880,628
Mirum Pharmaceuticals, Inc.Δ*	27,847	3,260,048
Molina Healthcare, Inc.*	1,062	242,879
MoonLake ImmunotherapeuticsΔ*	34,570	673,078
Myriad Genetics, Inc.*	100,029	571,166
Natera, Inc.*	2,935	796,706
NeuroPace, Inc.*	44,216	702,592
Nkarta, Inc.*	2,600	7,358
Nuvation Bio, Inc.Δ*	282,074	1,602,180
Ocular Therapeutix, Inc.Δ*	19,739	193,837
Omnicell, Inc.Δ*	44,296	1,839,170

See Notes to Financial Statements.

	Shares	Value
OraSure Technologies, Inc.*	78,730	$351,136
Organogenesis Holdings, Inc.Δ*	13,701	33,293
ORIC Pharmaceuticals, Inc.Δ*	162,339	1,758,131
Orthofix Medical, Inc.Δ*	33,996	310,723
Pacira BioSciences, Inc.Δ*	28,136	713,810
PACS Group, Inc.Δ*	45,619	1,945,194
Pediatrix Medical Group, Inc.*	26,603	673,854
Phibro Animal Health Corporation Class A	6,498	204,037
Phreesia, Inc.*	114,917	1,182,496
Pliant Therapeutics, Inc.Δ*	22,488	25,636
Praxis Precision Medicines, Inc.*	8,184	2,739,921
Protagonist Therapeutics, Inc.Δ*	17,700	2,169,666
Protara Therapeutics, Inc.Δ*	19,600	74,872
PTC Therapeutics, Inc.*	18,375	1,498,849
Rapport Therapeutics, Inc.Δ*	31,650	1,318,856
Repligen CorporationΔ*	17,495	2,387,018
Rezolute, Inc.*	40,830	212,316
Rocket Pharmaceuticals, Inc.Δ*	132,134	451,898
RxSight, Inc.Δ*	88,485	426,498
Savara, Inc.Δ*	209,095	1,288,025
Scholar Rock Holding CorporationΔ*	32,444	1,784,420
Septerna, Inc.*	104,405	3,496,523
Shattuck Labs, Inc.Δ*	100,899	700,239
Shoulder Innovations, Inc.Δ*	23,470	475,972
SIGA Technologies, Inc.Δ	32,883	119,694
Solid Biosciences, Inc.Δ*	36,825	367,882
Spyre Therapeutics, Inc.Δ*	29,987	2,662,246
Standard BioTools, Inc.*	40,900	33,027
Structure Therapeutics, Inc. ADR*	13,328	715,314
Syndax Pharmaceuticals, Inc.Δ*	147,662	3,227,891
Tango Therapeutics, Inc.Δ*	38,510	1,203,823
Tarsus Pharmaceuticals, Inc.Δ*	27,863	1,753,697
Travere Therapeutics, Inc.*	47,839	2,717,734
TScan Therapeutics, Inc.Δ*	65,813	64,503
Twist Bioscience CorporationΔ*	20,984	2,158,834
Tyra Biosciences, Inc.Δ*	55,187	1,762,673
Ultragenyx Pharmaceutical, Inc.*	30,788	1,028,011
Vanda Pharmaceuticals, Inc.Δ*	82,869	507,158
Varex Imaging Corporation*	103,973	1,084,438
Vaxcyte, Inc.Δ*	46,359	2,694,849
Vera Therapeutics, Inc.Δ*	27,728	1,189,808
Veracyte, Inc.Δ*	21,461	1,260,405
Vericel CorporationΔ*	40,864	1,818,039
Vir Biotechnology, Inc.Δ*	77,345	788,146
Viridian Therapeutics, Inc.Δ*	77,449	1,422,738
Xeris Biopharma Holdings, Inc.*	231,858	1,836,315
		166,349,600
Industrials — 17.4%
AAR Corporation*	4,123	589,300
ACV Auctions, Inc. Class A*	56,840	408,680
Albany International Corporation Class AΔ	15,636	1,164,882
Allegiant Travel Co.*	15,725	1,849,260
Alta Equipment Group, Inc.*	17,058	110,365
American Airlines Group, Inc.*	25,899	467,995
American Superconductor Corporation*	60,821	2,524,680
	Shares	Value
Amprius Technologies, Inc.*	112,493	$1,559,153
Apogee Enterprises, Inc.	9,168	419,344
Applied Aerospace & Defense, Inc.Δ*	25,325	576,904
Applied Industrial Technologies, Inc.	7,500	2,536,125
ArcBest Corporation	26,510	3,805,245
Argan, Inc.Δ	1,084	865,628
Astronics CorporationΔ*	23,144	1,880,681
Astronics Corporation Class BΔ*	5,033	382,508
Atkore, Inc.	20,716	1,575,245
Babcock & Wilcox Enterprises, Inc.Δ*	47,744	673,190
Bloom Energy Corporation Class A*	8,581	2,597,469
Blue Bird CorporationΔ*	3,535	279,124
BlueLinx Holdings, Inc.*	11,828	731,917
Boise Cascade Co.	12,488	969,443
Brink's Co. (The)	28,353	2,679,075
Cardinal Infrastructure Group, Inc. Class AΔ*	27,311	2,572,696
Carpenter Technology Corporation	2,592	1,598,849
Casella Waste Systems, Inc. Class AΔ*	36,863	3,574,605
CECO Environmental Corporation*	17,188	1,559,639
Centuri Holdings, Inc.Δ*	68,816	2,080,996
Concrete Pumping Holdings, Inc.*	39,646	477,734
Construction Partners, Inc. Class AΔ*	23,942	2,843,591
Core & Main, Inc. Class A*	6,458	311,599
Covenant Logistics Group, Inc.	15,844	699,988
Curtiss-Wright Corporation	3,067	2,324,050
Custom Truck One Source, Inc.Δ*	106,072	1,252,710
Douglas Dynamics, Inc.	24,703	1,332,727
Dycom Industries, Inc.*	3,541	1,790,294
EnerSys	14,765	3,452,352
Eos Energy Enterprises, Inc.Δ*	136,572	803,043
EquipmentShare.com, Inc. Class AΔ*	106,719	2,098,096
Esab CorporationΔ	10,094	995,571
ESCO Technologies, Inc.Δ	4,690	1,641,688
Everus Construction Group, Inc.*	31,452	5,219,459
ExlService Holdings, Inc.*	48,100	1,243,866
Federal Signal CorporationΔ	5,873	754,622
Fluence Energy, Inc.Δ*	59,000	1,172,920
Fluor Corporation*	38,252	2,004,022
Forgent Power Solutions, Inc. Class AΔ*	19,454	1,086,700
FreightCar America, Inc.*	1,600	15,615
FTAI Aviation, Ltd.	2,952	798,605
Genco Shipping & Trading, Ltd.	54,037	1,339,037
Genpact, Ltd.	20,280	557,700
Graco, Inc.	3,312	250,420
Granite Construction, Inc.Δ	6,550	1,035,424
Hawkeye 360, Inc.Δ*	39,220	793,028
Hexcel CorporationΔ	16,328	1,633,780
Hillman Solutions CorporationΔ*	208,863	1,762,804
Hub Group, Inc. Class A	20,062	878,515
Hudson Technologies, Inc.Δ*	50,816	291,684
Hyster-Yale, Inc.Δ	10,295	360,943
ICF International, Inc.	7,429	541,277
Innodata, Inc.*	26,930	2,035,369
Innovative Solutions and Support, Inc.*	27,581	496,458
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Insteel Industries, Inc.Δ	11,759	$355,122
ITT, Inc.	14,084	2,785,252
JBT Marel CorporationΔ	19,783	2,868,535
JetBlue Airways CorporationΔ*	208,600	1,195,278
Karat Packaging, Inc.Δ	21,916	733,309
Karman Holdings, Inc.Δ*	21,795	1,088,006
Kelly Services, Inc. Class A	43,663	536,182
Kennametal, Inc.Δ	32,950	1,154,897
Kirby Corporation*	12,875	1,750,614
Knight-Swift Transportation Holdings, Inc.	20,819	1,621,176
Korn FerryΔ	26,050	1,734,409
Kratos Defense & Security Solutions, Inc.*	10,702	533,602
L B Foster Co. Class A*	28,996	1,309,749
Landstar System, Inc.	3,660	756,925
Legence Corporation Class A*	48,652	4,146,610
Loar Holdings, Inc.Δ*	24,075	1,940,686
Manitowoc Co., Inc. (The)*	84,356	1,171,705
ManpowerGroup, Inc.	9,730	328,582
Matrix Service Co.Δ*	79,650	1,091,205
Matson, Inc.Δ	9,252	1,778,512
Mercury Systems, Inc.*	3,952	480,936
Miller Industries, Inc.	5,982	305,979
Mistras Group, Inc.*	62,427	1,090,600
Modine Manufacturing Co.*	10,552	2,817,595
Moog, Inc. Class AΔ	8,331	3,531,011
Mueller Industries, Inc.	5,204	639,728
Mueller Water Products, Inc. Class AΔ	80,388	2,076,422
MYR Group, Inc.Δ*	10,910	5,459,364
Nextpower, Inc. Class A*	16,724	1,992,497
NWPX Infrastructure, Inc.*	2,362	354,158
OPENLANE, Inc.*	14,747	608,166
Orion Group Holdings, Inc.*	65,211	1,096,849
Pangaea Logistics Solutions, Ltd.	155,921	1,013,487
Park-Ohio Holdings CorporationΔ	35,861	1,378,855
Planet Labs PBCΔ*	88,034	2,916,566
Powell Industries, Inc.Δ	1,025	293,519
Primoris Services Corporation	15,548	1,541,118
Radiant Logistics, Inc.Δ*	9,362	88,565
RBC Bearings, Inc.*	4,775	3,075,386
Regal Rexnord Corporation	11,100	2,643,909
Resideo Technologies, Inc.*	9,429	293,242
Rush Enterprises, Inc. Class AΔ	35,340	2,579,290
Saia, Inc.*	3,725	1,568,821
Science Applications International CorporationΔ	3,784	417,791
Solv Energy, Inc. Class AΔ*	85,433	2,908,994
SPX Technologies, Inc.*	4,215	1,033,392
Sterling Infrastructure, Inc.*	2,732	2,293,132
Terex Corporation	18,275	1,322,927
Titan International, Inc.*	2,400	18,504
Titan Machinery, Inc.Δ*	9,348	197,430
TriNet Group, Inc.	44,868	2,220,517
TrueBlue, Inc.*	35,374	246,557
Tutor Perini Corporation	50,038	4,151,653
Twin Disc, Inc.	18,013	417,902
U-Haul Holding Co.*	2,899	189,711
	Shares	Value
UL Solutions, Inc. Class A	11,471	$1,168,436
UniFirst Corporation	4,725	1,249,573
V2X, Inc.*	25,439	1,896,732
Vicor CorporationΔ*	10,685	4,057,949
Wabash National CorporationΔ	62,319	841,307
Werner Enterprises, Inc.	62,481	2,724,796
Xometry, Inc. Class AΔ*	28,125	2,714,625
Zurn Elkay Water Solutions Corporation	16,710	844,356
		181,971,392
Information Technology — 12.2%
8x8, Inc.*	308,120	526,885
Advanced Energy Industries, Inc.	2,695	1,004,885
Aehr Test Systems*	7,535	723,812
Alpha & Omega Semiconductor, Ltd.Δ*	2,563	121,307
Ambarella, Inc.Δ*	53,143	4,559,669
Ambiq Micro, Inc.Δ*	6,878	607,327
Amkor Technology, Inc.	8,613	742,699
Applied Digital CorporationΔ*	44,723	1,668,168
Applied Optoelectronics, Inc.Δ*	4,723	699,760
Arrow Electronics, Inc.*	5,705	1,217,504
Arteris, Inc.*	67,800	3,294,402
Atlassian Corporation Class A*	2,030	157,914
Aviat Networks, Inc.Δ*	8,927	198,179
Avnet, Inc.	20,424	1,814,060
Axcelis Technologies, Inc.Δ*	7,593	1,438,494
BILL Holdings, Inc.Δ*	36,854	1,332,641
Bitdeer Technologies Group Class AΔ*	105,198	1,669,492
Cerence, Inc.Δ*	62,366	705,983
Cipher Digital, Inc.Δ*	82,143	2,012,503
Cirrus Logic, Inc.*	2,655	394,347
Cleanspark, Inc.Δ*	38,087	554,166
Coherent Corporation*	3,014	1,188,933
Cohu, Inc.Δ*	19,978	1,476,574
Core Scientific, Inc.*	28,410	727,012
Credo Technology Group Holding, Ltd.*	19,720	5,362,854
CS Disco, Inc.Δ*	26,738	101,070
DigitalOcean Holdings, Inc.Δ*	7,359	1,155,584
Docusign, Inc.*	4,796	213,038
D-Wave Quantum, Inc.Δ*	9,090	218,069
Eastman Kodak Co.*	34,566	319,735
eGain CorporationΔ*	27,479	173,118
Enphase Energy, Inc.*	14,794	728,457
Everforth, Inc.*	21,543	384,973
Evolv Technologies Holdings, Inc.*	260,654	1,511,793
Fastly, Inc. Class A*	105,876	1,943,883
Five9, Inc.Δ*	162,655	3,467,805
FormFactor, Inc.*	4,300	687,699
Freshworks, Inc. Class AΔ*	222,911	2,255,859
Grid Dynamics Holdings, Inc.Δ*	33,291	189,093
Hut 8 CorporationΔ*	9,490	1,095,573
Ichor Holdings, Ltd.Δ*	8,379	940,794
Information Services Group, Inc.Δ	17,624	72,435
Ingram Micro Holding CorporationΔ	84,964	2,330,562

See Notes to Financial Statements.

	Shares	Value
Inseego CorporationΔ*	3,055	$31,558
Intapp, Inc.*	37,692	950,215
InterDigital, Inc.Δ	2,522	714,054
Kulicke & Soffa Industries, Inc.	40,980	5,481,485
Kyndryl Holdings, Inc.*	13,077	147,901
Lattice Semiconductor Corporation*	22,400	3,426,304
Lightwave Logic, Inc.Δ*	21,590	204,241
Lumentum Holdings, Inc.*	976	837,467
MACOM Technology Solutions Holdings, Inc.*	10,294	3,915,529
MaxLinear, Inc.*	12,539	1,605,368
Mirion Technologies, Inc.Δ*	101,228	1,815,018
Mitek Systems, Inc.Δ*	29,167	587,132
Navitas Semiconductor Corporation*	31,107	557,437
NetScout Systems, Inc.*	9,070	394,998
Netskope, Inc. Class AΔ*	199,085	2,177,990
NextNav, Inc.Δ*	18,105	322,812
nLight, Inc.*	74,314	5,173,741
Nutanix, Inc. Class A*	3,544	180,602
OneSpan, Inc.	47,342	679,358
Onto Innovation, Inc.*	14,583	5,518,936
Pegasystems, Inc.Δ	3,715	111,339
Penguin Solutions, Inc.Δ*	21,244	1,614,756
Progress Software Corporation*	17,489	587,281
Q2 Holdings, Inc.*	23,000	1,106,300
Quantum Computing, Inc.Δ*	31,521	305,754
QuickLogic CorporationΔ*	18,977	378,971
Rambus, Inc.Δ*	20,100	2,668,074
Rapid7, Inc.Δ*	39,376	318,946
Ribbon Communications, Inc.*	51,166	119,728
Rigetti Computing, Inc.Δ*	14,226	274,846
Rimini Street, Inc.Δ*	36,247	154,412
Rubrik, Inc. Class A*	6,878	552,166
SailPoint, Inc.Δ*	47,651	697,611
ScanSource, Inc.Δ*	18,836	981,167
Semtech Corporation*	7,567	1,224,719
SentinelOne, Inc. Class A*	152,875	2,594,289
ServiceTitan, Inc. Class AΔ*	20,820	1,472,182
Silvaco Group, Inc.Δ*	91,765	1,265,439
SiTime Corporation*	7,072	5,272,600
SmartRent, Inc.Δ*	146,688	174,559
Telos CorporationΔ*	125,837	578,850
Terawulf, Inc.Δ*	128,092	3,163,872
Thryv Holdings, Inc.*	34,500	135,930
TSS, Inc.Δ*	78,104	960,679
TTM Technologies, Inc.*	6,630	1,239,943
Ultra Clean Holdings, Inc.*	16,260	2,318,513
Unisys CorporationΔ*	56,783	207,826
Viasat, Inc.Δ*	13,513	1,213,603
Viavi Solutions, Inc.*	7,900	377,225
Vishay Intertechnology, Inc.Δ	43,224	2,324,587
Vishay Precision Group, Inc.Δ*	5,050	757,045
Vistance Networks, Inc.*	97,920	1,251,418
Vontier CorporationΔ	57,470	1,666,630
Wolfspeed, Inc.Δ*	10,760	519,170
Workiva, Inc.*	24,100	1,169,091
Xperi, Inc.Δ*	147,753	1,216,007
	Shares	Value
Yext, Inc.*	5,200	$24,469
		127,711,253
Materials — 3.2%
AdvanSix, Inc.	10,792	214,545
Alto Ingredients, Inc.*	127,142	724,709
Arq, Inc.*	26,269	66,986
Ashland, Inc.Δ	19,890	1,310,552
Aspen Aerogels, Inc.Δ*	155,241	984,228
Balchem Corporation	19,563	3,305,169
Century Aluminum Co.*	9,374	431,298
Clearwater Paper CorporationΔ*	17,774	278,696
Cleveland-Cliffs, Inc.*	107,950	1,013,650
Coeur Mining, Inc.Δ	41,310	674,179
Commercial Metals Co.	33,395	2,095,536
Compass Minerals International, Inc.Δ*	14,421	448,926
Core Molding Technologies, Inc.Δ*	4,276	100,914
Dakota Gold CorporationΔ*	242,711	1,033,949
Flotek Industries, Inc.Δ*	61,745	1,452,242
FMC CorporationΔ	77,907	895,930
Graphic Packaging Holding Co.	143,557	1,517,397
Huntsman CorporationΔ	35,100	372,762
Ingevity Corporation*	29,487	2,201,794
Ivanhoe Electric, Inc.*	40,865	392,713
Kaiser Aluminum Corporation	13,409	2,623,203
Kronos Worldwide, Inc.Δ	26,357	166,840
Magnera Corporation*	150,501	1,768,387
Mativ Holdings, Inc.	60,021	454,359
Minerals Technologies, Inc.Δ	11,679	863,896
Mosaic Co. (The)	68,076	1,442,530
MP Materials CorporationΔ*	17,782	995,970
Perimeter Solutions, Inc.*	54,346	1,937,435
Ranpak Holdings Corporation*	105,231	769,239
Scotts Miracle-Gro Co. (The)	4,834	329,244
Solstice Advanced Materials, Inc.	4,010	355,286
Stepan Co.	5,833	325,015
SunCoke Energy, Inc.	20,386	164,107
Suncrete, Inc. Class A*	48,517	1,093,088
United States Lime & Minerals, Inc.Δ	8,841	925,387
		33,730,161
Real Estate — 3.7%
Alpine Income Property Trust, Inc. REITΔ	9,349	194,085
American Assets Trust, Inc. REIT	62,812	1,550,828
American Homes 4 Rent Class A REIT	9,491	318,138
Americold Realty Trust, Inc. REIT	91,765	1,442,546
Braemar Hotels & Resorts, Inc. REITΔ	35,602	76,900
CareTrust REIT, Inc.Δ	41,577	1,677,632
Chatham Lodging Trust REIT	55,911	739,703
Community Healthcare Trust, Inc. REITΔ	15,712	287,215
Compass, Inc. Class AΔ*	56,219	693,180
CTO Realty Growth, Inc. REIT	16,340	351,473
Cushman & Wakefield, Ltd.*	408,131	5,464,874
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Easterly Government Properties, Inc. REIT	17,460	$435,278
EPR Properties REITΔ	45,152	2,619,268
Forestar Group, Inc.Δ*	18,749	593,406
Industrial Logistics Properties Trust REIT	88,187	782,219
LTC Properties, Inc. REITΔ	50,403	1,937,995
LXP Industrial Trust REITΔ	5,575	300,381
National Health Investors, Inc. REITΔ	14,975	1,141,993
Newmark Group, Inc. Class A	141,683	2,140,830
NexPoint Residential Trust, Inc. REIT	14,788	412,881
Orion Properties, Inc. REIT	20,532	59,337
Outfront Media, Inc. REIT	128,244	4,201,273
Postal Realty Trust, Inc. Class A REITΔ	13,093	322,612
Ryman Hospitality Properties, Inc. REIT	15,267	1,962,573
Sabra Health Care REIT, Inc.Δ	73,403	1,432,093
Safehold, Inc. REITΔ	73,367	1,151,862
SITE Centers Corporation REIT	130,009	516,136
Summit Hotel Properties, Inc. REITΔ	186,220	1,305,402
Sunstone Hotel Investors, Inc. REIT	106,604	1,220,616
Terreno Realty Corporation REITΔ	26,157	1,694,189
Xenia Hotels & Resorts, Inc. REITΔ	105,544	2,148,876
		39,175,794
Utilities — 1.6%
Avista Corporation	106,056	4,338,751
California Water Service Group	9,301	452,494
Genie Energy, Ltd. Class B	9,708	140,280
New Jersey Resources Corporation	24,960	1,398,758
Oklo, Inc.Δ*	464	24,281
Ormat Technologies, Inc.Δ	5,450	593,505
Portland General Electric Co.	48,543	2,515,984
Southwest Gas Holdings, Inc.	61,157	5,423,403
XPLR Infrastructure LP*	132,748	1,567,754
		16,455,210
Total Common Stocks (Cost $812,450,126)		921,049,810
FOREIGN COMMON STOCKS — 7.4%
Belgium — 0.1%
Titan America SAΔ*	43,696	815,367
Bermuda — 0.3%
Bank of NT Butterfield & Son, Ltd. (The)	17,514	1,042,083
Hamilton Insurance Group, Ltd. Class B	69,134	2,346,408
Himalaya Shipping, Ltd.Δ*	14,738	196,900
		3,585,391
Brazil — 0.3%
Embraer SA ADR	28,307	1,805,986
Pagseguro Digital, Ltd. Class AΔ	85,575	774,454
		2,580,440
Canada — 1.3%
Almonty Industries, Inc.Δ*	48,350	800,676
Cameco CorporationΔ	7,199	733,290
	Shares	Value
DIRTT Environmental Solutions*	144,749	$78,888
Hammond Power Solutions, Inc.Δ	4,275	1,046,588
IMAX CorporationΔ*	26,821	1,069,085
Novagold Resources, Inc.Δ*	40,010	238,860
SSR Mining, Inc.*	5,900	166,852
Starz Entertainment Corporation*	23,047	665,136
Teekay Tankers, Ltd. Class A	20,528	1,331,651
Xenon Pharmaceuticals, Inc.*	120,682	7,284,366
		13,415,392
Cayman Islands — 0.2%
Accelerant Holdings Class AΔ*	99,635	1,167,722
Webull CorporationΔ*	52,100	339,692
		1,507,414
China — 0.1%
Opera, Ltd. ADRΔ	46,778	927,608
Colombia — 0.1%
Tecnoglass, Inc.Δ	31,047	1,453,310
France — 0.2%
Abivax SA ADR*	7,937	1,057,685
Criteo SA ADRΔ*	39,880	729,006
		1,786,691
Germany — 0.0%
Orion SAΔ	36,587	242,572
Ireland — 0.8%
Adient PLC*	9,250	170,725
Alkermes PLCΔ*	16,534	866,299
Dole PLC	269,672	3,699,900
James Hardie Industries PLCΔ*	47,038	1,231,455
NIQ Global Intelligence PLC*	49,433	462,198
Prothena Corporation PLC*	36,705	359,342
Weatherford International PLCΔ	14,250	1,161,375
		7,951,294
Israel — 0.6%
Global-e Online, Ltd.*	24,400	847,412
JFrog, Ltd.Δ*	47,584	4,324,434
Nexxen International, Ltd.Δ*	14,558	131,459
Radware, Ltd.*	9,330	287,924
Tower Semiconductor, Ltd.*	3,163	824,404
		6,415,633
Italy — 0.2%
Stevanato Group SpA	121,783	2,200,619
Jersey — 0.3%
Birkenstock Holding PLCΔ*	35,924	1,545,809
Caledonia Mining Corporation PLCΔ	21,188	404,691
Dpc Holdings, Ltd.Δ*	5,801	284,597
Novocure, Ltd.Δ*	88,332	1,338,230
		3,573,327
Monaco — 0.1%
Safe Bulkers, Inc.Δ	87,274	550,699
Scorpio Tankers, Inc.	8,941	619,254
		1,169,953

See Notes to Financial Statements.

	Shares	Value
Netherlands — 0.3%
Elastic NV*	12,820	$730,996
Newamsterdam Pharma Co. NVΔ*	60,383	2,046,380
		2,777,376
Norway — 0.1%
Seadrill, Ltd.*	29,002	1,096,856
SFL Corporation, Ltd.	26,650	271,830
		1,368,686
Singapore — 0.2%
WaVe Life Sciences, Ltd.*	433,643	2,519,466
Sweden — 0.1%
Loomis AB	9,346	458,154
Switzerland — 0.0%
Transocean, Ltd.Δ*	46,800	228,852
Taiwan — 0.3%
Silicon Motion Technology Corporation ADR	9,306	3,101,969
Thailand — 0.2%
Fabrinet*	3,692	2,075,199
United Kingdom — 1.6%
Ferroglobe PLC	150,466	478,482
Gates Industrial Corporation PLC*	45,718	1,278,732
Luxfer Holdings PLC	52,055	939,072
Marex Group PLC	140,925	8,589,379
Pelagos Insurance Capital, Ltd.	149,859	3,649,067
Sensata Technologies Holding PLC	24,707	1,179,512
Tronox Holdings PLC	133,535	841,271
		16,955,515
Total Foreign Common Stocks (Cost $69,824,798)		77,110,228
	Shares	Value
MASTER LIMITED PARTNERSHIP — 0.1%
Mach Natural Resources LP	67,952	$858,913
TXO Partners LPΔ	35,501	443,763
Total Master Limited Partnership (Cost $1,432,450)		1,302,676
MUTUAL FUNDS — 0.0%
iShares Russell 2000 ETFΔ (Cost $148,017)	496	149,023
RIGHTS — 0.0%
Chinook Therapeutics, Inc.†††*	2,713	—
Contra Blueprint†††*	25,312	—
Omniab, Inc.†††*	7,376	—
Omniab, Inc. (NASDAQ Exchange)†††*	7,376	1
Total Rights (Cost $—)		1
MONEY MARKET FUNDS — 9.5%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø§	53,425,932	53,425,932
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞	46,279,381	46,279,381
Total Money Market Funds (Cost $99,705,313)		99,705,313
TOTAL INVESTMENTS — 104.9% (Cost $983,560,704)		1,099,317,051
Liabilities in Excess of Other Assets — (4.9)%		(51,831,139)
NET ASSETS — 100.0%		$1,047,485,912
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	09/2026	72	$10,964,160	$283,242
Forward Foreign Currency Contracts outstanding at June 30, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/25/26	U.S. Dollars	448,752	Swedish Kronor	4,272,429	CITI	$5,941
09/25/26	U.S. Dollars	514,962	Canadian Dollars	726,386	JPM	754
09/25/26	U.S. Dollars	514,939	Canadian Dollars	726,386	GSC	731
09/25/26	Canadian Dollars	195,229	U.S. Dollars	137,895	GSC	308
09/25/26	Swedish Kronor	128,816	U.S. Dollars	13,317	CITI	34
Subtotal Appreciation						$7,768
09/25/26	U.S. Dollars	16,444	Swedish Kronor	158,931	CITI	$(28)
09/25/26	U.S. Dollars	75,457	Canadian Dollars	106,654	MLIB	(43)
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/25/26	U.S. Dollars	27,865	Canadian Dollars	39,436	GSC	$(52)
Subtotal Depreciation						$(123)
Total Forward Foreign Currency Contracts outstanding at June 30, 2026						$7,645
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$97,565,017	$97,539,883	$25,134	$—
Energy	53,234,060	52,416,667	817,393	—
Financials	161,937,331	161,908,914	28,417	—
Health Care	166,349,600	166,316,573	33,027	—
Industrials	181,971,392	181,474,841	496,551	—
Information Technology	127,711,253	127,686,784	24,469	—
Other^^	132,281,157	132,281,157	—	—
Total Common Stocks	921,049,810	919,624,819	1,424,991	—
Foreign Common Stocks:
Ireland	7,951,294	7,780,569	170,725	—
Sweden	458,154	—	458,154	—
Other^^	68,700,780	68,700,780	—	—
Total Foreign Common Stocks	77,110,228	76,481,349	628,879	—
Master Limited Partnership	1,302,676	1,302,676	—	—
Money Market Funds	99,705,313	99,705,313	—	—
Mutual Funds	149,023	149,023	—	—
Rights	1	—	—	1
Total Assets - Investments in Securities	$1,099,317,051	$1,097,263,180	$2,053,870	$1
Other Financial Instruments***
Forward Foreign Currency Contracts	$7,768	$—	$7,768	$—
Futures Contracts	283,242	283,242	—	—
Total Assets - Other Financial Instruments	$291,010	$283,242	$7,768	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(123)	$—	$(123)	$—
Total Liabilities - Other Financial Instruments	$(123)	$ —	$(123)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forward Foreign Currency Contracts outstanding" disclosures.

There were no transfers to or from Level 3 during the period ended June 30, 2026.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2026.

See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 0.5%
Communication Services — 0.3%
Spotify Technology SA*	14,022	$6,437,921
Industrials — 0.2%
Sunbelt Rentals Holdings, Inc.	45,479	3,317,620
Total Common Stocks (Cost $10,102,190)		9,755,541
FOREIGN COMMON STOCKS — 94.6%
Australia — 6.1%
ANZ Group Holdings, Ltd.	275,391	6,720,753
APA Group	56,822	398,125
ASX, Ltd.	9,397	346,779
BHP Group, Ltd.	492,966	20,543,353
Brambles, Ltd.	123,121	1,662,391
Coles Group, Ltd.	137,380	2,313,957
Commonwealth Bank of Australia	147,828	16,847,112
CSL, Ltd.	118,088	9,421,628
Evolution Mining, Ltd.	199,460	1,649,285
Fortescue, Ltd.	97,382	1,296,183
Goodman Group REIT	146,925	3,170,087
Insurance Australia Group, Ltd.Δ	115,449	645,700
Lynas Rare Earths, Ltd.Δ*	57,270	718,616
Macquarie Group, Ltd.	37,991	6,604,510
Medibank Pvt, Ltd.Δ	179,765	617,631
National Australia Bank, Ltd.Δ	282,515	7,418,501
Northern Star Resources, Ltd.	145,766	1,929,894
Origin Energy, Ltd.	81,077	616,272
PLS Group, Ltd.Δ*	433,376	1,518,655
Qantas Airways, Ltd.	66,392	487,801
QBE Insurance Group, Ltd.	147,883	2,572,446
Rio Tinto, Ltd.	12,486	1,502,313
Santos, Ltd.	506,798	2,514,166
Scentre Group REIT	265,947	708,906
SGH, Ltd.Δ	9,000	290,708
Sigma Healthcare, Ltd.Δ	748,399	1,425,002
Sonic Healthcare, Ltd.Δ	129,860	1,868,781
South32, Ltd.	212,814	577,876
Stockland REIT	135,879	383,179
Suncorp Group, Ltd.	58,007	773,880
Telstra Group, Ltd.	341,734	1,198,417
Transurban Group	515,872	5,129,289
Vicinity, Ltd. REIT	227,143	404,731
Wesfarmers, Ltd.	122,996	7,697,494
Westpac Banking CorporationΔ	314,729	7,668,582
WiseTech Global, Ltd.Δ	8,455	193,973
Woodside Energy Group, Ltd.	166,997	3,229,561
Woolworths Group, Ltd.	99,504	2,749,285
		125,815,822
Austria — 0.3%
Erste Group Bank AG	34,901	4,671,078
OMV AG	10,806	679,066
Verbund AG	5,255	333,027
		5,683,171
Belgium — 1.0%
Ageas SA/NV	20,480	1,638,620
Financiere de Tubize SAΔ	22,948	6,062,580
	Shares	Value
KBC Group NV	21,628	$2,953,989
Lotus Bakeries NV	78	1,034,536
UCB SA	29,370	8,792,533
		20,482,258
Denmark — 1.4%
AP Moller - Maersk A/S Class AΔ	649	1,498,078
Coloplast A/S Class BΔ	32,701	1,862,465
Danske Bank A/S	80,975	4,340,470
DSV A/S	21,832	5,194,998
Genmab A/S*	24,891	6,823,926
Novonesis Novozymes B	43,669	2,756,327
Orsted A/S 144A*	39,757	893,723
Pandora A/SΔ	15,325	1,760,637
Tryg A/S	59,800	1,361,228
Vestas Wind Systems A/S	97,117	2,749,712
		29,241,564
Finland — 1.3%
Kone OYJ Class B	29,989	1,705,925
Neste OYJ	21,037	686,858
Nokia OYJ	510,878	6,813,186
Nordea Bank Abp	334,779	6,353,072
Orion OYJ Class B	77,517	6,367,831
Sampo OYJ Class A	175,570	1,843,827
Stora Enso OYJ	34,560	368,678
UPM-Kymmene OYJ	72,893	1,932,205
Wartsila OYJ Abp	48,055	1,835,325
		27,906,907
France — 8.3%
Abivax SAΔ*	43,592	5,749,351
Aeroports de Paris SA	2,268	295,735
Air Liquide SA	66,138	13,097,008
Alstom SAΔ*	39,520	690,436
AXA SA	164,213	8,228,622
BNP Paribas SA	94,312	11,014,997
Bouygues SA	30,836	1,721,998
Capgemini SEΔ	16,330	1,639,411
Carrefour SA	98,085	1,820,946
Cie de Saint-Gobain SA	24,074	2,183,088
Cie Generale des Etablissements Michelin SCA	80,900	3,125,191
Credit Agricole SA	124,397	2,502,007
Danone SA	85,297	6,972,034
Dassault Systemes SE	41,281	842,019
Eiffage SA	6,925	1,021,473
Engie SA	172,016	5,414,122
EssilorLuxottica SA	26,479	4,972,007
Hermes International SCA	2,592	4,739,977
Ipsen SA	34,036	6,559,388
Kering SA	8,526	2,411,723
Klepierre SA REITΔ	14,221	594,346
L’Oreal SA	24,438	10,712,565
Legrand SA	24,945	4,226,789
Orange SA	216,324	4,079,609
Publicis Groupe SAΔ	24,967	2,467,311
Rexel SA	12,000	525,726
Safran SA	21,887	8,625,252
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Sartorius Stedim Biotech	28,606	$5,931,543
Schneider Electric SE	49,101	16,067,114
Societe Generale SA	65,412	5,789,627
Sodexo SAΔ	8,568	495,580
Thales SA	10,399	2,672,559
TotalEnergies SE	181,045	13,999,397
Unibail-Rodamco-Westfield REIT*	17,166	2,008,887
Veolia Environnement SA	59,143	2,464,564
Vinci SA	50,394	7,359,949
		173,022,351
Germany — 8.1%
adidas AG	20,046	4,114,033
Allianz SE	38,205	18,084,263
BASF SE	85,311	4,560,137
Bayerische Motoren Werke AG	22,865	1,501,058
Beiersdorf AG	11,389	980,862
Brenntag SE	7,869	478,493
Commerzbank AG	79,702	3,394,881
Continental AG	4,960	410,416
Daimler Truck Holding AG	44,264	2,134,811
Delivery Hero SE 144A*	7,927	324,395
Deutsche Bank AG	154,927	5,246,913
Deutsche Boerse AG	19,154	5,224,252
Deutsche Lufthansa AG	49,931	572,152
Deutsche Post AG	91,670	5,573,210
Deutsche Telekom AG	332,165	9,056,246
E.ON SE	245,743	5,053,433
Evonik Industries AG	13,302	241,371
Fresenius Medical Care AG	33,632	1,522,546
Fresenius SE & Co. KGaA	64,934	2,966,605
GEA Group AG	7,555	518,771
Hannover Rueck SE	3,483	964,568
Heidelberg Materials AG	12,908	2,462,460
Henkel AG & Co. KGaA	59,586	4,715,538
HOCHTIEF AG	3,548	2,056,591
Infineon Technologies AG	116,727	10,995,911
Mercedes-Benz Group AG	67,967	3,418,652
MTU Aero Engines AG	5,530	2,304,369
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,326	6,883,586
Nemetschek SE	785	47,792
Rheinmetall AG	4,195	4,772,996
RWE AG	53,871	3,483,840
SAP SE	104,317	16,080,280
Siemens AG	66,925	21,516,877
Siemens Energy AG	68,456	13,050,556
Siemens Healthineers AG 144A	41,100	1,603,006
Symrise AG	14,841	1,488,699
Vonovia SE	55,737	1,375,003
		169,179,572
Hong Kong — 1.5%
AIA Group, Ltd.	963,000	8,816,491
BOC Hong Kong Holdings, Ltd.	389,500	2,113,637
CK Asset Holdings, Ltd.	161,057	909,883
CLP Holdings, Ltd.	156,000	1,458,103
Futu Holdings, Ltd. ADR	2,522	236,412
	Shares	Value
Henderson Land Development Co., Ltd.Δ	247,275	$784,290
HKT Trust & HKT, Ltd.	289,000	429,959
Hong Kong & China Gas Co., Ltd.	562,138	466,843
Hong Kong Exchanges & Clearing, Ltd.	127,197	5,918,090
Link REITΔ	167,091	779,704
MTR Corporation, Ltd.Δ	183,463	715,516
Power Assets Holdings, Ltd.Δ	86,500	630,308
Sino Land Co., Ltd.Δ	376,988	495,150
SITC International Holdings Co., Ltd.	59,000	236,681
Sun Hung Kai Properties, Ltd.	157,000	2,259,752
Swire Pacific, Ltd. Class AΔ	96,500	1,007,988
Techtronic Industries Co., Ltd.	154,000	2,562,800
WH Group, Ltd. 144A	1,284,091	1,361,542
Wharf Real Estate Investment Co., Ltd.	115,000	314,064
		31,497,213
Indonesia — 0.1%
Hongkong Land Holdings, Ltd.	136,300	971,013
Jardine Matheson Holdings, Ltd.	13,200	814,014
		1,785,027
Ireland — 0.5%
AIB Group PLC	166,710	1,988,641
Bank of Ireland Group PLC	80,800	1,609,776
Kerry Group PLC Class A	15,874	1,456,132
Kingspan Group PLC	13,457	1,230,649
Octave Intelligence PLC SDRΔ*	19,233	310,224
Ryanair Holdings PLC	90,853	2,839,949
		9,435,371
Israel — 1.1%
Azrieli Group, Ltd.	6,852	928,982
Bank Hapoalim BM	126,213	2,911,162
Bank Leumi Le-Israel BM	172,431	3,858,765
Check Point Software Technologies, Ltd.*	11,172	1,468,336
Elbit Systems, Ltd.	3,618	2,751,034
Enlight Renewable Energy, Ltd.*	20,954	1,850,401
ICL Group, Ltd.	126,875	636,398
Israel Discount Bank, Ltd. Class A	112,953	1,118,387
Mizrahi Tefahot Bank, Ltd.	21,377	1,415,836
Nova, Ltd.*	3,823	2,033,197
Phoenix Financial, Ltd.	28,653	1,584,192
Tower Semiconductor, Ltd.*	10,958	2,837,215
		23,393,905
Italy — 3.0%
Banca Monte dei Paschi di Siena SpA	204,832	2,545,534
Banco BPM SpA	128,253	2,217,799
BPER Banca SPA	145,985	2,293,586
Enel SpA	710,480	8,149,482
Eni SpA	125,393	2,941,929
GeneraliΔ	50,649	2,469,286
Intesa Sanpaolo SpA	1,280,817	8,803,426
Leonardo SpA	33,025	1,773,124
Moncler SpA	42,849	2,493,695
Poste Italiane SpAΔ	62,982	2,061,618

See Notes to Financial Statements.

	Shares	Value
Prysmian SpA	26,108	$4,395,105
Recordati Industria Chimica e Farmaceutica SpA	96,580	5,661,422
Snam SpA	386,955	2,793,475
Telecom Italia SpA/Milano*	236,762	2,155,773
Terna - Rete Elettrica NazionaleΔ	90,920	1,061,679
UniCredit SpA	127,929	11,464,839
		63,281,772
Japan — 22.5%
Advantest Corporation	72,600	14,935,885
Aeon Co., Ltd.	226,100	1,869,879
AGC, Inc.Δ	9,300	401,847
Aisin Corporation	59,900	813,244
Asahi Kasei Corporation	147,600	1,641,621
Asics Corporation	70,000	1,903,910
Bandai Namco Holdings, Inc.	35,400	820,610
Bridgestone CorporationΔ	177,500	3,742,696
Canon, Inc.Δ	66,900	1,713,335
Capcom Co., Ltd.Δ	35,200	647,517
Central Japan Railway Co.	75,700	1,615,819
Chugai Pharmaceutical Co., Ltd.	163,400	7,547,969
Daifuku Co., Ltd.Δ	14,100	624,631
Daiichi Life Group, Inc.	307,400	3,356,423
Daiichi Sankyo Co., Ltd.	462,500	7,437,121
Daikin Industries, Ltd.	19,900	3,035,522
Daiwa House Industry Co., Ltd.	55,500	1,503,868
Denso Corporation	291,100	3,351,727
Disco Corporation	7,700	4,005,801
East Japan Railway Co.	95,800	2,002,031
Ebara Corporation	44,200	1,730,984
Eisai Co., Ltd.	264,900	6,677,667
ENEOS Holdings, Inc.	209,450	1,550,426
FANUC Corporation	86,400	3,978,384
Fast Retailing Co., Ltd.	19,000	9,734,543
Fuji Electric Co., Ltd.	5,000	423,523
FUJIFILM Holdings Corporation	64,500	1,379,878
Fujikura, Ltd.	150,000	5,946,281
Fujitsu, Ltd.	132,800	2,638,737
Furukawa Electric Co., Ltd.	55,000	1,654,246
Hitachi, Ltd.	385,000	10,655,298
Honda Motor Co., Ltd.	451,800	4,069,708
Hoya Corporation	30,600	4,935,822
Ibiden Co., Ltd.Δ	17,000	2,566,682
IHI CorporationΔ	100,000	1,688,323
Inpex CorporationΔ	52,800	1,065,411
Isuzu Motors, Ltd.Δ	25,100	334,237
ITOCHU Corporation	537,100	6,129,731
Japan Exchange Group, Inc.	51,600	653,046
Japan Post Bank Co., Ltd.	165,100	3,142,241
Japan Post Holdings Co., Ltd.	176,700	2,375,054
JX Advanced Metals Corporation	47,700	1,316,486
Kajima Corporation	35,000	1,275,854
Kansai Electric Power Co., Inc. (The)Δ	36,900	521,465
Kao Corporation	108,200	2,144,382
Kawasaki Heavy Industries, Ltd.Δ	73,000	1,321,086
KDDI CorporationΔ	280,000	4,703,359
	Shares	Value
Keyence CorporationΔ	17,600	$8,896,577
Kioxia Holdings Corporation*	27,800	16,158,192
Komatsu, Ltd.	85,900	3,354,179
Konami Group Corporation	5,500	602,508
Kubota Corporation	94,400	1,579,547
Kyocera Corporation	123,900	2,747,858
Kyowa Kirin Co., Ltd.Δ	396,100	6,304,249
Lasertec CorporationΔ	7,500	2,382,288
Marubeni CorporationΔ	127,900	3,728,743
MINEBEA MITSUMI, Inc.	14,700	436,044
Mitsubishi Chemical Group Corporation	63,200	443,471
Mitsubishi Corporation	291,900	7,808,964
Mitsubishi Electric Corporation	183,700	6,737,107
Mitsubishi Estate Co., Ltd.	97,300	2,481,266
Mitsubishi Heavy Industries, Ltd.	273,200	6,207,842
Mitsubishi UFJ Financial Group, Inc.	997,600	19,875,119
Mitsui & Co., Ltd.	221,200	6,176,563
Mitsui Fudosan Co., Ltd.	245,500	2,275,398
Mitsui Kinzoku Co., Ltd.	6,000	1,605,540
Mitsui OSK Lines, Ltd.	11,300	361,989
Mizuho Financial Group, Inc.	222,590	10,690,733
MS&AD Insurance Group Holdings, Inc.	112,900	2,926,364
Murata Manufacturing Co., Ltd.	152,600	10,954,361
NEC Corporation	118,000	2,848,792
Nexon Co., Ltd.	24,400	324,278
NIDEC CORPORATION*	45,600	749,515
Nintendo Co., Ltd.	96,000	4,035,841
Nippon Building Fund, Inc. REITΔ	345	267,609
Nippon Paint Holdings Co., Ltd.Δ	41,100	268,078
Nippon Sanso Holdings CorporationΔ	8,800	326,427
Nippon Steel CorporationΔ	401,000	1,328,567
Nippon Yusen KK	25,500	824,782
Nissan Motor Co., Ltd.Δ*	112,800	208,843
Nitori Holdings Co., Ltd.Δ	20,000	296,367
Nitto Denko Corporation	35,500	698,419
Nomura Holdings, Inc.	229,400	2,014,116
Nomura Research Institute, Ltd.	18,157	509,376
NTT, Inc.	4,827,500	4,294,201
Obayashi Corporation	96,200	1,944,062
Obic Co., Ltd.	18,000	422,727
Olympus CorporationΔ	139,900	1,464,919
Oriental Land Co., Ltd.Δ	82,400	1,254,783
ORIX Corporation	102,600	3,908,191
Osaka Gas Co., Ltd.	15,000	505,402
Pan Pacific International Holdings Corporation	94,000	476,443
Panasonic Holdings Corporation	224,500	6,315,946
Recruit Holdings Co., Ltd.	117,000	8,140,740
Renesas Electronics CorporationΔ	161,900	4,997,667
Resona Holdings, Inc.	156,600	2,041,757
Resonac Holdings Corporation	16,400	1,824,309
Ryohin Keikaku Co., Ltd.	86,900	1,899,464
SBI Holdings, Inc.	18,800	308,297
SCREEN Holdings Co., Ltd.Δ	8,000	897,415
Secom Co., Ltd.	25,000	993,155
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Sekisui House, Ltd.Δ	164,600	$3,421,974
Seven & i Holdings Co., Ltd.Δ	215,100	2,579,560
Shimano, Inc.Δ	3,600	383,977
Shin-Etsu Chemical Co., Ltd.	154,800	6,747,653
Shiseido Co., Ltd.	35,800	577,847
SMC Corporation	5,400	2,414,265
SoftBank Corporation	2,711,800	3,462,778
SoftBank Group Corporation	331,700	12,303,846
Sompo Holdings, Inc.	67,800	2,575,741
Sony Group Corporation	521,000	10,484,638
Subaru Corporation	32,200	471,096
Sumitomo Corporation	316,400	3,041,135
Sumitomo Electric Industries, Ltd.	260,400	4,832,276
Sumitomo Metal Mining Co., Ltd.	22,900	1,062,117
Sumitomo Mitsui Financial Group, Inc.	325,700	12,767,133
Sumitomo Mitsui Trust Group, Inc.	42,900	1,601,885
Sumitomo Realty & Development Co., Ltd.	57,200	1,328,025
Suntory Beverage & Food, Ltd.Δ	119,400	3,327,225
Suzuki Motor CorporationΔ	84,600	1,023,299
T&D Holdings, Inc.	22,500	671,126
Taisei CorporationΔ	13,300	1,177,348
Takeda Pharmaceutical Co., Ltd.	304,736	9,713,352
TDK Corporation	182,700	4,098,753
Terumo Corporation	190,200	2,597,664
Tokio Marine Holdings, Inc.	163,200	7,175,710
Tokyo Electron, Ltd.	39,600	19,200,225
Tokyo Gas Co., Ltd.	23,400	886,059
TOPPAN Holdings, Inc.	15,000	475,617
Toyota Motor Corporation	943,580	15,807,330
Toyota Tsusho Corporation	64,700	2,408,273
Unicharm CorporationΔ	78,900	457,220
		467,784,847
Jersey — 0.4%
Experian PLC	81,013	2,730,431
Glencore PLC*	940,505	6,412,766
		9,143,197
Luxembourg — 0.4%
ArcelorMittal SA	34,529	2,081,859
Eurofins Scientific SE	81,370	6,367,574
		8,449,433
Netherlands — 7.7%
ABN AMRO Bank NV CVA 144A	49,169	2,063,036
Adyen NV 144A*	2,167	2,032,900
AerCap Holdings NV	15,931	2,322,421
Airbus SE	53,921	11,996,983
Akzo Nobel NVΔ	10,566	718,550
Argenx SE*	11,996	11,119,622
ASM International NV	4,301	4,946,071
ASML Holding NV	35,274	69,848,728
BE Semiconductor Industries NV	6,092	2,011,896
Euronext NV 144A	4,841	774,324
Ferrari NVΔ	10,866	4,038,841
Ferrovial NVΔ	602	41,261
	Shares	Value
ING Groep NV	275,643	$8,697,451
Koninklijke Ahold Delhaize NV	114,313	4,600,226
Koninklijke KPN NV	400,349	1,977,235
Koninklijke Philips NV	49,299	1,340,669
Magnum Ice Cream Co. NV (The)Δ*	42,644	741,852
Nebius Group NV*	19,404	5,358,803
NN Group NV	39,448	3,458,363
Prosus NV*	129,409	5,623,288
QIAGEN NVΔ	165,899	6,417,663
Stellantis NVΔ*	165,970	948,074
STMicroelectronics NV	64,959	4,805,084
Tenaris SA	20,000	553,647
Universal Music Group NV	109,973	2,303,885
Wolters Kluwer NV	18,771	1,213,727
		159,954,600
New Zealand — 0.1%
Auckland International Airport, Ltd.	84,302	400,180
Fisher & Paykel Healthcare Corporation, Ltd.	80,139	1,780,243
Xero, Ltd.*	7,519	377,998
		2,558,421
Norway — 0.6%
Aker BP ASA	14,477	441,688
DNB Bank ASA	84,504	2,515,874
Equinor ASA	113,781	3,587,900
Gjensidige Forsikring ASA	8,027	217,280
Kongsberg Gruppen ASA	48,280	1,454,960
Mowi ASA	33,947	627,108
Norsk Hydro ASA	67,659	612,232
Orkla ASA	106,700	1,121,807
Salmar ASA	6,863	321,199
Telenor ASA	71,560	1,025,126
Yara International ASA	21,564	948,338
		12,873,512
Portugal — 0.1%
Galp Energia SGPS SA	27,004	572,320
Jeronimo Martins SGPS SA	19,382	371,206
		943,526
Singapore — 1.6%
CapitaLand Ascendas REITΔ*	162,379	312,723
CapitaLand Integrated Commercial Trust REIT	455,174	835,241
DBS Group Holdings, Ltd.	200,406	10,147,518
Oversea-Chinese Banking Corporation, Ltd.	309,140	5,932,609
Sea, Ltd. ADR*	38,813	3,719,450
Singapore Airlines, Ltd.	190,850	1,134,956
Singapore Exchange, Ltd.	108,000	2,015,003
Singapore Technologies Engineering, Ltd.	227,000	1,828,337
Singapore Telecommunications, Ltd.	754,500	2,575,876
United Overseas Bank, Ltd.	116,959	3,601,733
Wilmar International, Ltd.	258,000	720,048
		32,823,494

See Notes to Financial Statements.

	Shares	Value
Spain — 3.8%
Acciona SAΔ	827	$262,015
ACS Actividades de Construccion y Servicios SA	22,362	3,288,486
Aena SME SA 144A	89,300	2,721,207
Amadeus IT Group SA	50,674	2,964,493
Banco Bilbao Vizcaya Argentaria SA	521,499	13,129,681
Banco Santander SA	1,333,075	18,502,890
CaixaBank SA	365,629	5,180,293
Cellnex Telecom SA 144AΔ*	53,257	1,592,154
EDP Renewables SAΔ	171	2,762
Endesa SA	29,106	1,322,466
Iberdrola SA	665,057	16,552,988
Industria de Diseno Textil SA	97,714	6,159,141
Naturgy Energy Group SA	57,805	1,811,852
Repsol SAΔ	122,755	3,066,986
Telefonica SA	320,126	1,286,532
		77,843,946
Sweden — 2.8%
Alfa Laval AB	25,085	1,496,462
Assa Abloy AB, B Shares	105,283	3,719,739
Atlas Copco AB, A Shares	262,207	5,314,672
Atlas Copco AB, B Shares	218,000	3,864,714
Boliden AB	23,812	1,345,462
Epiroc AB, A Shares	90,068	2,471,173
EQT ABΔ	38,241	1,081,820
Essity AB, B Shares	103,500	2,930,476
H & M Hennes & Mauritz AB, B SharesΔ	42,435	729,960
Hexagon AB, B Shares	192,331	1,591,222
Investor AB, B Shares	71,275	2,961,558
Nibe Industrier AB, B SharesΔ	74,413	276,614
Saab AB, B Shares	34,439	1,795,457
Sandvik AB	94,311	3,894,588
Securitas AB, B Shares	23,710	389,382
Skandinaviska Enskilda Banken AB, A Shares	129,780	2,584,053
Svenska Cellulosa AB SCA, B Shares	49,432	505,544
Svenska Handelsbanken AB, A Shares	128,609	1,892,521
Swedbank AB, A Shares	91,659	3,424,001
Swedish Orphan Biovitrum AB*	124,286	5,924,375
Tele2 AB, B Shares	37,286	648,851
Telefonaktiebolaget LM Ericsson, B Shares	286,228	3,209,961
Telia Co. AB	126,527	616,293
Volvo AB, B Shares	150,875	5,132,129
		57,801,027
Switzerland — 8.9%
ABB, Ltd.	132,067	14,366,161
Alcon AG	60,926	4,108,236
Barry Callebaut AGΔ	404	558,651
Chocoladefabriken Lindt & Spruengli AGΔ	72	836,407
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	34	4,039,604
Cie Financiere Richemont SA	54,876	12,666,938
Coca-Cola HBC AG CDI*	28,070	1,829,767
	Shares	Value
DSM-Firmenich AG	24,010	$2,278,967
EMS-Chemie Holding AGΔ	3,929	3,367,933
Galderma Group AG*	40,955	9,315,116
Geberit AG	7,108	4,743,287
Givaudan SA	1,082	4,576,601
Helvetia Baloise Holding AG	13,952	3,598,196
Holcim AG*	54,581	4,921,172
Julius Baer Group, Ltd.	31,052	2,682,891
Kuehne + Nagel International AG	13,672	3,317,396
Logitech International SA	16,604	1,557,598
Nestle SA	284,784	29,208,916
Partners Group Holding AGΔ	1,803	1,476,809
Sandoz Group AG	101,745	9,193,064
Schindler Holding AG	9,946	3,297,066
Schindler Holding AG (Swiss Exchange)	6,265	1,991,562
SGS SA	15,732	1,824,329
Sika AG	16,441	3,390,398
Sonova Holding AG	6,500	1,542,730
Straumann Holding AG	10,454	1,374,156
Swatch Group AG (The)	7,843	1,916,740
Swiss Life Holding AG	5,378	5,911,871
Swiss Prime Site AG	17,609	2,873,373
Swiss Re AG	40,849	6,492,945
Swisscom AG	6,197	4,779,908
UBS Group AG	280,091	13,881,627
VAT Group AG 144A	2,756	2,416,793
Zurich Insurance Group AG	18,274	13,516,052
		183,853,260
United Kingdom — 13.0%
3i Group PLC	96,813	3,183,589
Admiral Group PLC	28,048	1,324,672
Anglo American PLC	107,416	5,269,022
Antofagasta PLC	44,147	2,240,599
Associated British Foods PLCΔ	129,061	3,392,831
Aviva PLC	470,500	4,056,553
BAE Systems PLC	299,271	7,334,125
Barclays PLC	1,382,932	9,267,029
BP PLC	1,619,495	9,982,158
BT Group PLC	603,308	1,522,012
Bunzl PLC	56,350	1,966,548
Centrica PLC	572,744	1,297,975
CK Hutchison Holdings, Ltd.	297,000	2,517,264
Coca-Cola Europacific Partners PLC	46,506	4,653,855
Compass Group PLC	173,434	5,603,539
Endeavour Mining PLC	34,547	1,692,148
Fresnillo PLC	27,856	1,014,440
Haleon PLC	1,901,764	8,763,609
Halma PLC	59,112	3,089,689
HSBC Holdings PLC	1,673,976	31,653,709
Informa PLC	137,112	1,645,011
InterContinental Hotels Group PLC	22,571	3,879,563
Intertek Group PLC	16,272	1,252,587
J Sainsbury PLC	382,357	1,622,573
Kingfisher PLC	252,818	949,249
Land Securities Group PLC REIT	236,761	2,039,730
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Legal & General Group PLC	979,003	$3,711,763
Lloyds Banking Group PLC	6,085,048	8,905,639
London Stock Exchange Group PLC	45,951	4,968,019
M&G PLC	174,268	777,471
Marks & Spencer Group PLC	426,663	2,106,153
National Grid PLC	650,609	10,730,970
NatWest Group PLC	841,433	7,424,767
Next PLC	15,694	3,028,045
Pearson PLC	41,042	652,213
Prudential PLC	273,439	3,631,822
Reckitt Benckiser Group PLC	51,468	3,352,296
RELX PLC	187,773	5,934,533
Rentokil Initial PLC	297,581	1,692,334
Rio Tinto PLC	113,669	10,753,636
Rolls-Royce Holdings PLC	802,696	15,387,396
Sage Group PLC (The)	115,730	1,255,562
Schroders PLC	111,805	871,472
Segro PLC REIT	212,093	2,460,408
Severn Trent PLC	54,781	2,144,628
Shell PLC	568,902	22,104,685
Smiths Group PLC	48,466	1,646,377
Spirax Group PLC	13,191	1,196,736
SSE PLC	135,903	4,384,575
Standard Chartered PLC	199,291	5,389,342
Tesco PLC	792,750	4,832,684
Unilever PLC	244,819	14,705,694
United Utilities Group PLC	133,607	2,318,352
Vodafone Group PLC	1,987,411	2,630,463
		270,212,114
Total Foreign Common Stocks (Cost $1,432,123,822)		1,964,966,310

	Shares	Value
FOREIGN PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG 7.72%◊	7,785	$512,581
Dr. Ing hc F Porsche AG 2.33%◊	6,210	310,027
Porsche Automobil Holding SE 5.58%◊	6,933	214,144
Volkswagen AG 7.51%◊	23,254	1,865,466
Total Foreign Preferred Stocks (Cost $4,664,300)		2,902,218
RIGHTS — 0.0%
ACS Actividades de Construccion y Servicios SA* (Cost $47,674)	22,362	46,937
MONEY MARKET FUNDS — 6.9%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø§	62,385,139	62,385,139
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞	81,525,254	81,525,254
Total Money Market Funds (Cost $143,910,393)		143,910,393
TOTAL INVESTMENTS — 102.1% (Cost $1,590,848,379)		2,121,581,399
Liabilities in Excess of Other Assets — (2.1)%		(43,341,024)
NET ASSETS — 100.0%		$2,078,240,375
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	09/2026	626	$98,447,890	$318,966

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$9,755,541	$9,755,541	$—	$—
Foreign Common Stocks:
Denmark	29,241,564	4,254,405	24,987,159	—
Hong Kong	31,497,213	236,412	31,260,801	—
Ireland	9,435,371	2,298,865	7,136,506	—
Israel	23,393,905	1,468,336	21,925,569	—
Netherlands	159,954,600	16,701,130	143,253,470	—
Norway	12,873,512	2,480,086	10,393,426	—
Singapore	32,823,494	3,719,450	29,104,044	—
Switzerland	183,853,260	4,039,604	179,813,656	—
United Kingdom	270,212,114	5,951,830	264,260,284	—
Other^^	1,211,681,277	—	1,211,681,277	—
Total Foreign Common Stocks	1,964,966,310	41,150,118	1,923,816,192	—
Foreign Preferred Stocks	2,902,218	—	2,902,218	—
Money Market Funds	143,910,393	143,910,393	—	—
Rights	46,937	46,937	—	—
Total Assets - Investments in Securities	$2,121,581,399	$194,862,989	$1,926,718,410	$ —
Other Financial Instruments***
Futures Contracts	$318,966	$318,966	$—	$—
Total Assets - Other Financial Instruments	$318,966	$318,966	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 2.3%
Communication Services — 0.6%
Spotify Technology SA*	19,620	$9,008,131
Financials — 1.3%
Aegon, Ltd.	152,495	1,297,793
Arch Capital Group, Ltd.*	61,653	5,984,040
Axis Capital Holdings, Ltd.	33,203	3,567,330
Everest Group, Ltd.	17,379	6,208,300
		17,057,463
Industrials — 0.4%
Ferguson Enterprises, Inc.	21,530	5,109,715
Total Common Stocks (Cost $28,869,208)		31,175,309
FOREIGN COMMON STOCKS — 88.4%
Australia — 2.2%
AGL Energy, Ltd.	32,434	187,671
ANZ Group Holdings, Ltd.	142,409	3,475,407
BHP Group, Ltd.	102,304	4,263,311
Challenger, Ltd.	117,248	812,493
Commonwealth Bank of Australia	5,428	618,598
Evolution Mining, Ltd.	88,578	732,430
IGO, Ltd.*	264,249	1,359,985
JB Hi-Fi, Ltd.	8,709	484,251
Liontown, Ltd.*	283,345	334,006
Mirvac Group REIT	131,057	156,028
National Australia Bank, Ltd.Δ	78,331	2,056,877
Northern Star Resources, Ltd.	66,487	880,266
PLS Group, Ltd.*	223,626	783,640
QBE Insurance Group, Ltd.	200,493	3,487,604
Rio Tinto, Ltd.	2,969	357,230
Santos, Ltd.	359,162	1,781,761
South32, Ltd.	1,390,468	3,775,685
Suncorp Group, Ltd.	134,292	1,791,609
Technology One, Ltd.	47,436	973,150
WiseTech Global, Ltd.	20,540	471,224
Worley, Ltd.	40,459	310,836
Yancoal Australia, Ltd.	97,622	370,893
		29,464,955
Austria — 0.6%
BAWAG Group AG 144A	28,980	5,810,027
Erste Group Bank AG	19,574	2,619,744
		8,429,771
Belgium — 1.1%
KBC Group NV	60,065	8,203,780
UCB SA	18,904	5,659,314
		13,863,094
Brazil — 0.3%
NU Holdings, Ltd. Class A*	331,968	4,435,092
Canada — 2.5%
Canadian Natural Resources, Ltd.	108,656	4,299,506
Canadian Pacific Kansas City, Ltd.	78,558	6,807,051
Descartes Systems Group, Inc. (The)*	5,106	353,649
First Quantum Minerals, Ltd.*	23,715	647,784
	Shares	Value
Hemlo Mining Corporation*	54,363	$202,004
Intact Financial Corporation	7,910	1,632,530
Lundin Mining Corporation	45,017	1,096,977
LunR Royalties CorporationΔ*	24,339	324,348
Methanex Corporation	11,583	535,027
Shopify, Inc. Class A*	11,228	1,282,013
TC Energy Corporation	75,376	4,991,584
Toronto-Dominion Bank (The)	56,578	6,879,119
Waste Connections, Inc.	19,310	3,218,784
		32,270,376
China — 0.4%
Contemporary Amperex Technology Co., Ltd. Class A	93,500	5,430,833
Denmark — 0.9%
AP Moller - Maersk A/S Class B	285	677,031
Danske Bank A/S	46,058	2,468,828
DSV A/S	6,183	1,471,266
Genmab A/S*	13,799	3,783,028
ISS A/S	16,030	656,222
Pandora A/S	19,681	2,261,083
Zealand Pharma A/S*	2,223	98,680
		11,416,138
Finland — 0.9%
Kone OYJ Class B	107,101	6,092,442
Metso OYJ	118,358	2,058,129
Nokia OYJ	49,165	655,676
Nordea Bank Abp	65,481	1,242,627
Stora Enso OYJΔ	47,110	502,558
Wartsila OYJ Abp	48,478	1,851,480
		12,402,912
France — 8.6%
Air Liquide SA	43,799	8,673,482
Arkema SA	9,648	608,596
Ayvens SA 144A	146,417	1,928,656
BNP Paribas SA	78,018	9,111,969
Bureau Veritas SA	197,580	6,051,635
Capgemini SE	51,249	5,145,019
Cie de Saint-Gobain SA	25,221	2,287,100
Cie Generale des Etablissements Michelin SCA	54,264	2,096,234
Danone SA	43,917	3,589,702
Engie SA	310,119	9,760,849
JCDecaux SE	70,556	1,552,733
Kering SA	5,179	1,464,967
Klepierre SA REITΔ	62,215	2,600,186
L’Oreal SA	14,046	6,157,161
Orange SA	83,974	1,583,648
Renault SA	20,816	597,990
Rexel SA	62,160	2,723,263
Safran SA	24,818	9,780,304
Schneider Electric SE	26,403	8,639,743
Societe Generale SA	93,415	8,268,177
Thales SA	7,839	2,014,635
TotalEnergies SE	207,001	16,006,458

See Notes to Financial Statements.

	Shares	Value
Valeo SE	37,599	$552,509
Vinci SA	13,773	2,011,521
		113,206,537
Germany — 8.4%
adidas AG	36,649	7,521,460
Allianz SE	19,678	9,314,543
Aumovio SE*	16,221	669,620
Bayerische Motoren Werke AG	16,378	1,075,195
Bechtle AG	14,339	509,272
Beiersdorf AG	37,150	3,199,492
Brenntag SE	14,985	911,198
Commerzbank AG	12,603	536,821
Daimler Truck Holding AG	30,823	1,486,565
Deutsche Bank AG	161,979	5,485,743
Deutsche Boerse AG	53,666	14,637,397
Deutsche Lufthansa AG	105,146	1,204,853
Deutsche Post AG	53,678	3,263,432
Deutsche Telekom AG	17,559	478,734
E.ON SE	224,123	4,608,842
Fresenius Medical Care AG	2,930	132,643
GEA Group AG	30,632	2,103,374
LEG Immobilien SE	6,331	399,873
Mercedes-Benz Group AG	28,802	1,448,703
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	567	316,647
Nordex SE*	18,875	995,854
RENK Group AG	1,872	90,364
Rheinmetall AG	2,747	3,125,488
RWE AG	2,034	131,539
SAP SE	54,715	8,434,220
Siemens AG	24,331	7,822,594
Siemens Energy AG	154,610	29,475,085
Siemens Healthineers AG 144A	34,637	1,350,932
Vonovia SE	6,554	161,684
Wacker Chemie AG*	4,938	513,056
		111,405,223
Guatemala — 0.0%
Millicom International Cellular SA	3,332	302,412
Hong Kong — 1.6%
AIA Group, Ltd.	891,167	8,158,843
Alibaba Group Holding, Ltd.	183,289	2,197,351
Hong Kong Exchanges & Clearing, Ltd.	37,395	1,739,876
Sun Hung Kai Properties, Ltd.	112,440	1,618,386
Techtronic Industries Co., Ltd.	116,887	1,945,182
Tencent Holdings, Ltd.	101,600	5,606,548
		21,266,186
India — 0.6%
HDFC Bank, Ltd. ADR	101,836	2,630,424
ICICI Bank, Ltd. ADR	160,502	4,659,373
		7,289,797
Indonesia — 0.3%
Hongkong Land Holdings, Ltd.	246,138	1,753,509
	Shares	Value
PT Bank Mandiri Persero Tbk	8,347,848	$1,800,522
		3,554,031
Ireland — 5.2%
AIB Group PLC	164,053	1,928,031
Aon PLC Class A	23,236	7,707,149
Bank of Ireland Group PLC	482,702	9,616,857
CRH PLC	21,705	2,322,435
Kerry Group PLC Class A	40,488	3,713,990
Kingspan Group PLC	18,642	1,704,819
Linde PLC	9,435	4,896,199
Medtronic PLC	108,601	8,495,856
Octave Intelligence PLC SDRΔ*	57,687	930,479
Ryanair Holdings PLC ADR	102,441	6,633,055
Seagate Technology Holdings PLC	16,601	16,019,965
TE Connectivity PLC	7,053	1,421,955
Willis Towers Watson PLC	12,642	3,304,240
		68,695,030
Israel — 0.7%
Check Point Software Technologies, Ltd.*	56,302	7,399,772
Phoenix Financial, Ltd.	3,552	196,386
Tower Semiconductor, Ltd.*	6,050	1,576,872
Wix.com, Ltd.Δ*	12,910	585,727
		9,758,757
Italy — 1.9%
Amplifon SpA	57,429	622,259
DiaSorin SpAΔ	20,469	1,586,202
Enel SpA	250,473	2,873,023
Fincantieri SpA*	53,875	613,301
FinecoBank Banca Fineco SpA	223,682	5,624,260
GeneraliΔ	52,402	2,554,750
Intesa Sanpaolo SpA	150,364	1,033,495
Leonardo SpA	25,471	1,367,547
Poste Italiane SpA	50,136	1,641,124
UniCredit SpA	82,350	7,380,105
		25,296,066
Japan — 18.2%
Advantest Corporation	68,732	14,140,128
Aeon Co., Ltd.	47,700	394,486
Asics Corporation	44,915	1,221,630
Bandai Namco Holdings, Inc.	39,800	922,607
BayCurrent, Inc.	48,200	1,798,939
Bridgestone Corporation	19,800	417,495
Brother Industries, Ltd.	3,900	88,720
Canon, Inc.	76,000	1,946,389
Capcom Co., Ltd.Δ	66,490	1,223,109
Chubu Electric Power Co., Inc.	35,400	668,860
Chugai Pharmaceutical Co., Ltd.	66,366	3,065,658
Daiichi Life Group, Inc.	209,865	2,291,463
Daiichi Sankyo Co., Ltd.	365,156	5,871,804
Daikin Industries, Ltd.	30,900	4,713,449
Daito Trust Construction Co., Ltd.	143,286	2,737,229
Denso Corporation	31,000	356,934
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Dentsu Group, Inc.*	63,900	$1,222,610
Disco Corporation	1,800	936,421
Eisai Co., Ltd.	12,200	307,541
FANUC Corporation	28,243	1,300,480
Fast Retailing Co., Ltd.	1,400	717,282
Fujikura, Ltd.	105,633	4,187,490
Fujitsu, Ltd.	87,300	1,734,651
Fukuoka Financial Group, Inc.	22,563	957,175
Furukawa Electric Co., Ltd.	77,000	2,315,944
GMO Payment Gateway, Inc.	13,811	789,730
GO, Inc.*	33,000	447,320
Hachijuni Nagano Bank, Ltd.	54,505	808,463
Hitachi Construction Machinery Co., Ltd.Δ	44,971	1,474,311
Hitachi, Ltd.	213,946	5,921,191
Hokuhoku Financial Group, Inc.Δ	14,300	592,653
Honda Motor Co., Ltd.	554,500	4,994,805
Hoya Corporation	33,300	5,371,336
Idemitsu Kosan Co., Ltd.	117,493	867,958
Isetan Mitsukoshi Holdings, Ltd.	65,500	1,673,022
Isuzu Motors, Ltd.Δ	100,114	1,333,138
Japan Exchange Group, Inc.	217,269	2,749,739
Japan Post Bank Co., Ltd.	70,100	1,334,168
Japan Post Holdings Co., Ltd.	189,300	2,544,412
JFE Holdings, Inc.	127,700	1,232,879
Kajima Corporation	86,452	3,151,433
Kansai Electric Power Co., Inc. (The)Δ	48,588	686,638
Keiyo Bank, Ltd. (The)	36,040	554,558
Keyence Corporation	4,143	2,094,234
Kioxia Holdings Corporation*	11,777	6,845,145
Kobe Steel, Ltd.	7,100	82,356
Koito Manufacturing Co., Ltd.	36,758	581,063
Kokusai Electric Corporation	1,600	109,960
Komatsu, Ltd.	39,918	1,558,697
Kubota Corporation	203,434	3,403,956
Kyoto Financial Group, Inc.Δ	36,803	1,024,121
Kyowa Kirin Co., Ltd.	110,500	1,758,696
Kyushu Electric Power Co., Inc.	8,500	86,160
Kyushu Financial Group, Inc.	63,362	565,522
LY Corporation	577,700	1,537,584
M3, Inc.	192,564	2,146,318
MatsukiyoCocokara & Co.	13,500	199,393
Mazda Motor Corporation	268,735	1,797,321
MISUMI Group, Inc.	88,716	2,210,541
Mitsubishi Corporation	74,292	1,987,474
Mitsubishi Electric Corporation	76,080	2,790,197
Mitsubishi Heavy Industries, Ltd.	311,360	7,074,940
Mitsui & Co., Ltd.	55,922	1,561,509
Mitsui Fudosan Co., Ltd.	130,000	1,204,895
Mitsui Kinzoku Co., Ltd.	400	107,036
Mitsui OSK Lines, Ltd.	20,900	669,520
Mizuho Financial Group, Inc.	166,000	7,972,783
Murata Manufacturing Co., Ltd.	166,701	11,966,599
NEC Corporation	54,875	1,324,809
Nintendo Co., Ltd.	36,757	1,545,265
Nippon Sanso Holdings Corporation	10,591	392,863
	Shares	Value
Nippon Steel Corporation	209,600	$694,433
Nippon Yusen KK	105,900	3,425,270
Nissan Motor Co., Ltd.*	230,300	426,388
Nomura Holdings, Inc.	103,800	911,357
NTT, Inc.	517,600	460,420
Obayashi Corporation	43,400	877,051
Obic Co., Ltd.	149,300	3,506,285
Omron Corporation	21,100	762,554
Ono Pharmaceutical Co., Ltd.	224,900	3,305,909
ORIX Corporation	18,800	716,121
Pan Pacific International Holdings Corporation	255,100	1,292,985
Rakuten Group, Inc.*	269,200	1,256,539
Recruit Holdings Co., Ltd.	41,600	2,894,485
Resona Holdings, Inc.	34,800	453,724
Resonac Holdings Corporation	2,643	294,003
Ricoh Co., Ltd.	36,400	317,141
Rohm Co., Ltd.	49,400	1,670,436
Seiko Epson Corporation	6,400	107,123
Seven & i Holdings Co., Ltd.	65,000	779,504
Shimizu Corporation	131,000	2,074,523
Shin-Etsu Chemical Co., Ltd.	65,111	2,838,155
SMC Corporation	14,085	6,297,209
SoftBank Corporation	1,444,006	1,843,894
SoftBank Group Corporation	74,460	2,761,967
Sompo Holdings, Inc.	140,558	5,339,839
Sony Financial Group, Inc.	113,500	98,897
Sony Group Corporation	396,498	7,979,151
Subaru Corporation	71,700	1,048,992
Sumitomo Corporation	166,400	1,599,383
Sumitomo Electric Industries, Ltd.	56,000	1,039,199
Sumitomo Metal Mining Co., Ltd.	44,800	2,077,853
Sumitomo Mitsui Trust Group, Inc.	131,531	4,911,364
Sumitomo Rubber Industries, Ltd.	33,665	435,846
Suzuki Motor CorporationΔ	407,024	4,923,255
Takeda Pharmaceutical Co., Ltd.	6,100	194,435
Terumo Corporation	323,600	4,419,581
TISI, Inc.	18,400	360,075
Tokyo Electron, Ltd.	16,893	8,190,641
Tokyo Gas Co., Ltd.	16,700	632,359
Toray Industries, Inc.	58,938	412,839
Toyoda Gosei Co., Ltd.	16,246	515,191
Toyota Motor Corporation	8,700	145,747
		240,957,328
Jersey — 0.7%
Experian PLC	154,043	5,191,806
Glencore PLC*	376,659	2,568,222
Wise Group PLC Class A*	70,972	850,776
		8,610,804
Mexico — 0.7%
Fomento Economico Mexicano SAB de CV ADRΔ	19,323	2,471,412
Grupo Financiero Banorte SAB de CV Series O	340,339	3,604,333

See Notes to Financial Statements.

	Shares	Value
Wal-Mart de Mexico SAB de CV	1,045,792	$3,065,464
		9,141,209
Netherlands — 7.6%
Adyen NV 144A*	1,847	1,732,703
Airbus SE	24,636	5,481,309
Arcadis NV	35,330	1,357,944
Argenx SE*	9,479	8,785,811
Argenx SE ADR*	1,315	1,220,018
ASM International NV	4,999	5,748,758
ASML Holding NV	14,163	28,045,233
ASML Holding NV ADR	6,937	13,800,745
BE Semiconductor Industries NV	255	84,214
Euronext NV 144A	22,334	3,572,350
IMCD NV	7,281	658,376
ING Groep NV	285,501	9,008,504
Koninklijke Philips NV	122,753	3,338,225
NN Group NV	49,274	4,319,797
Prosus NV*	62,765	2,727,366
QIAGEN NVΔ	159,772	6,180,645
STMicroelectronics NV	25,049	1,852,900
Wolters Kluwer NV	34,633	2,239,359
		100,154,257
Norway — 0.6%
DNB Bank ASA	102,123	3,040,432
Equinor ASA	46,748	1,474,123
Frontline PLC	4,677	162,255
Kongsberg Gruppen ASA	4,483	135,099
Storebrand ASA	41,128	772,445
Telenor ASA	5,736	82,171
Vend Marketplaces ASA	81,271	1,956,175
		7,622,700
Portugal — 0.2%
Jeronimo Martins SGPS SA	133,775	2,562,072
Singapore — 1.5%
DBS Group Holdings, Ltd.	77,864	3,942,628
Grab Holdings, Ltd. Class A*	363,479	1,370,316
Oversea-Chinese Banking Corporation, Ltd.	34,500	662,079
Sea, Ltd. ADR*	121,736	11,665,961
Singapore Telecommunications, Ltd.	726,348	2,479,764
United Overseas Bank, Ltd.	4,670	143,812
		20,264,560
South Korea — 1.9%
Hana Financial Group, Inc.	11,939	891,772
KB Financial Group, Inc.	18,178	1,880,828
Samsung Electronics Co., Ltd.	36,161	8,024,026
SK hynix, Inc.	7,776	13,721,394
		24,518,020
Spain — 0.9%
Amadeus IT Group SA	91,982	5,381,063
Bankinter SAΔ	126,212	2,113,527
Industria de Diseno Textil SA	71,824	4,527,234
		12,021,824
	Shares	Value
Sweden — 0.9%
Atlas Copco AB, B Shares	4,871	$86,353
Boliden AB	33,497	1,892,699
Hexagon AB, B Shares	147,607	1,221,204
Investor AB, B Shares	20,228	840,497
Nibe Industrier AB, B Shares	228,819	850,584
Saab AB, B Shares	10,134	528,330
Sandvik AB	43,753	1,806,787
Swedbank AB, A Shares	14,815	553,427
Telefonaktiebolaget LM Ericsson, B Shares	266,204	2,985,398
Telia Co. AB	297,492	1,449,036
Volvo AB, B Shares	6,171	209,911
		12,424,226
Switzerland — 6.7%
ABB, Ltd.	65,523	7,127,548
Accelleron Industries AG	7,573	777,720
Adecco Group AG	34,065	628,588
Bachem Holding AG*	3,150	294,827
Chubb, Ltd.	26,372	8,985,995
Cie Financiere Richemont SA	74,272	17,144,086
DSM-Firmenich AG	5,259	499,171
Flughafen Zurich AG	930	287,684
Galderma Group AG*	37,387	8,503,583
Kuehne + Nagel International AG	7,185	1,743,380
Logitech International SA	1,319	123,733
Nestle SA	112,744	11,563,606
Sandoz Group AG	25,310	2,286,859
Sonova Holding AG	34,318	8,145,137
Tecan Group AG	1,375	275,008
Temenos AG	8,749	715,756
UBS Group AG	283,249	14,038,141
VAT Group AG 144A	164	143,815
Zurich Insurance Group AG	6,239	4,614,570
		87,899,207
Taiwan — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	468,417	36,953,549
Thailand — 0.1%
Bangkok Bank PCL NVDR	288,668	1,564,754
Turkey — 0.0%
Yapi ve Kredi Bankasi AS*	1	1
United Kingdom — 9.4%
3i Group PLC	139,888	4,600,064
Admiral Group PLC	107,959	5,098,767
Anglo American PLC	52,095	2,555,389
Antofagasta PLC	30,283	1,536,957
BAE Systems PLC	375,679	9,206,628
BP PLC ADR	82,005	3,030,085
BT Group PLC	666,495	1,681,418
Compass Group PLC	213,171	6,887,415
Convatec Group PLC 144A	618,602	1,764,131
Croda International PLC	10,779	432,300
easyJet PLC	40,554	299,980
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Haleon PLC	887,579	$4,090,095
Hikma Pharmaceuticals PLC	86,529	1,743,344
Hiscox, Ltd.	74,996	1,837,629
HSBC Holdings PLC	184,083	3,480,880
Inchcape PLC	113,766	1,163,477
Informa PLC	344,849	4,137,349
Intertek Group PLC	38,348	2,951,955
J Sainsbury PLC	463,681	1,967,680
Lloyds Banking Group PLC	2,936,011	4,296,935
Marks & Spencer Group PLC	851,753	4,204,542
National Grid PLC	311,805	5,142,828
Next PLC	10,015	1,932,323
Prudential PLC	185,312	2,461,317
Reckitt Benckiser Group PLC	69,800	4,546,325
Rolls-Royce Holdings PLC	899,130	17,236,002
Schroders PLC	1	8
Shawbrook Group PLC 144A*	235,949	1,018,732
Shell PLC	151,355	5,880,898
Smith & Nephew PLC	125,595	1,815,124
Smiths Group PLC	56,243	1,910,560
SSE PLC	102,040	3,292,069
	Shares	Value
Standard Chartered PLC	92,965	$2,514,013
Subsea 7 SA	8,216	280,548
Tesco PLC	1,555,281	9,481,151
		124,478,918
Total Foreign Common Stocks (Cost $980,339,171)		1,167,660,639
MONEY MARKET FUNDS — 6.5%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø§	14,513,469	14,513,469
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞	71,014,270	71,014,270
Total Money Market Funds (Cost $85,527,739)		85,527,739
TOTAL INVESTMENTS — 97.2% (Cost $1,094,736,118)		1,284,363,687
Other Assets in Excess of Liabilities — 2.8%		36,852,352
NET ASSETS — 100.0%		$1,321,216,039
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CAC40 10 Euro	07/2026	52	$4,996,818	$2,957
IBEX 35 Index	07/2026	(48)	(10,638,027)	(134,688)
OMXS30 Index	07/2026	85	2,820,082	53,680
MSCI Singapore Index	07/2026	91	3,365,330	(8,612)
Topix Index®	09/2026	164	40,375,903	1,256,059
ASX SPI 200 Index	09/2026	(251)	(38,127,301)	468,459
S&P/TSX 60 Index	09/2026	(9)	(2,609,032)	8,031
Dax Index	09/2026	(28)	(20,104,276)	(36,490)
FTSE 100 Index	09/2026	41	5,732,937	5,759
FTSE/MIB Index	09/2026	25	7,409,761	(76,232)
MSCI EAFE Index	09/2026	206	32,396,590	283,995
Total Futures Contracts outstanding at June 30, 2026			$25,618,785	$1,822,918
Forward Foreign Currency Contracts outstanding at June 30, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/16/26	U.S. Dollars	68,573,878	Swiss Francs	53,298,333	CITI	$2,028,425
09/16/26	U.S. Dollars	54,176,436	Swedish Kronor	506,000,000	CITI	1,759,535
09/16/26	U.S. Dollars	24,106,415	Australian Dollars	33,985,000	CITI	610,342
09/16/26	U.S. Dollars	12,654,271	Norwegian Kroner	120,502,668	CITI	493,972
09/16/26	U.S. Dollars	30,525,387	British Pounds	22,685,400	CITI	434,354
09/16/26	U.S. Dollars	19,798,766	Japanese Yen	3,130,000,000	CITI	424,344
09/16/26	U.S. Dollars	6,774,587	Euro	5,818,000	CITI	104,782
09/16/26	U.S. Dollars	3,981,779	New Zealand Dollars	6,825,000	CITI	95,146
09/16/26	U.S. Dollars	2,696,273	Danish Kroner	17,247,000	CITI	48,618
09/16/26	U.S. Dollars	1,368,668	Canadian Dollars	1,880,000	CITI	38,371

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/16/26	Euro	4,571,000	U.S. Dollars	5,226,274	CITI	$13,959
09/16/26	Swedish Kronor	43,000,000	U.S. Dollars	4,447,048	CITI	7,353
09/16/26	Australian Dollars	2,330,000	U.S. Dollars	1,605,069	CITI	5,814
09/16/26	U.S. Dollars	122,529	Israeli Shekels	351,000	CITI	4,340
09/16/26	Danish Kroner	8,287,000	U.S. Dollars	1,267,948	CITI	4,223
09/16/26	U.S. Dollars	922,173	Hong Kong Dollars	7,205,000	CITI	934
09/16/26	U.S. Dollars	172,665	Singapore Dollars	221,000	CITI	882
09/16/26	Israeli Shekels	15,000	U.S. Dollars	5,019	CITI	32
Subtotal Appreciation						$6,075,426
09/16/26	U.S. Dollars	209,780	Hong Kong Dollars	1,641,000	CITI	$(40)
09/16/26	Swiss Francs	10,000	U.S. Dollars	12,630	CITI	(145)
09/16/26	U.S. Dollars	150,629	Singapore Dollars	194,000	CITI	(167)
09/16/26	U.S. Dollars	182,041	Danish Kroner	1,190,000	CITI	(640)
09/16/26	U.S. Dollars	132,809	Israeli Shekels	397,000	CITI	(869)
09/16/26	U.S. Dollars	200,611	Norwegian Kroner	2,000,000	CITI	(1,215)
09/16/26	U.S. Dollars	1,570,505	Canadian Dollars	2,224,000	CITI	(3,208)
09/16/26	U.S. Dollars	3,458,949	Euro	3,023,000	CITI	(6,644)
09/16/26	U.S. Dollars	2,787,717	British Pounds	2,108,000	CITI	(8,438)
09/16/26	Hong Kong Dollars	52,561,987	U.S. Dollars	6,736,820	CITI	(16,186)
09/16/26	Danish Kroner	5,533,000	U.S. Dollars	866,342	CITI	(16,950)
09/16/26	Singapore Dollars	4,822,030	U.S. Dollars	3,805,494	CITI	(57,333)
09/16/26	British Pounds	4,466,000	U.S. Dollars	5,982,795	CITI	(58,872)
09/16/26	Norwegian Kroner	11,000,000	U.S. Dollars	1,187,443	CITI	(77,399)
09/16/26	Israeli Shekels	11,571,000	U.S. Dollars	3,978,768	CITI	(82,572)
09/16/26	Australian Dollars	8,529,750	U.S. Dollars	6,113,191	CITI	(216,012)
09/16/26	Swedish Kronor	77,000,000	U.S. Dollars	8,216,150	CITI	(239,665)
09/16/26	New Zealand Dollars	34,067,000	U.S. Dollars	20,032,165	CITI	(632,030)
09/16/26	Japanese Yen	7,245,000,000	U.S. Dollars	46,125,606	CITI	(1,279,701)
09/16/26	Canadian Dollars	72,221,000	U.S. Dollars	52,968,107	CITI	(1,864,186)
09/16/26	Euro	100,380,000	U.S. Dollars	117,712,764	CITI	(2,636,277)
Subtotal Depreciation						$(7,198,549)
Total Forward Foreign Currency Contracts outstanding at June 30, 2026						$(1,123,123)
Swap Agreements outstanding at June 30, 2026:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of AEX Index (At Termination)	Increase in total return of AEX Index (At Termination)	7/17/2026	GSC	EUR	14,066,130	$61,592	$—	$61,592
Financing Index: 1-Month STIBOR + 0%	MSCI Sweden Net Return SEK Index (Monthly)	9/16/2026	GSC	SEK	7,828,507	232,602	—	232,602
Financing Index: 1-Month STIBOR + 0.23%	MSCI Sweden Net Return SEK Index (Monthly)	9/16/2026	GSC	SEK	802,067	6,613	—	6,613
Financing Index: Euro Short Term Rate + 0.36%	MSCI Netherlands Net Return EUR Index (Monthly)	9/16/2026	GSC	EUR	9,935,923	846,796	—	846,796
Financing Index: Shekel Overnight Interest Rate + 1.05%	Tel Aviv 35 Index (Monthly)	9/16/2026	GSC	ILS	106,448	1,088	—	1,088
MSCI Canada Net Return CAD Index (Monthly)	Financing Index: Canadian Overnight Repo Rate Average - 0.27%	9/16/2026	GSC	CAD	1,252,054	14,360	—	14,360
Subtotal Appreciation						$1,163,051	$ —	$1,163,051
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Financing Index: 1-Month HIBOR + 0.5%	MSCI Hong Kong Net Return HKD Index (Monthly)	9/16/2026	GSC	HKD	9,681,744	$(143,056)	$—	$(143,056)
Financing Index: Euro Short Term Rate + 0.26%	MSCI France Net Return EUR Index (Monthly)	9/16/2026	GSC	EUR	4,553,090	(11,033)	—	(11,033)
Financing Index: Shekel Overnight Interest Rate + 1.05%	Tel Aviv 35 Index (Monthly)	9/16/2026	GSC	ILS	3,617,876	(120,421)	—	(120,421)
MSCI Australia Net Return AUD Index (Monthly)	Financing Index: 1-Month ASX BBSW - 0.05%	9/16/2026	GSC	AUD	3,969,434	(59,371)	—	(59,371)
MSCI Spain Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate + 0.22%	9/16/2026	GSC	EUR	2,159,579	(77,995)	—	(77,995)
MSCI Switzerland Net Return CHF Index (Monthly)	Financing Index: Swiss Average Rate Overnight + 0.06%	9/16/2026	GSC	CHF	20	(137,184)	—	(137,184)
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	9/18/2026	GSC	CHF	1,137,360	(45,872)	—	(45,872)
Subtotal Depreciation						$(594,932)	$ —	$(594,932)
Net Total Return Swaps outstanding at June 30, 2026						$568,119	$ —	$568,119
Total Return Basket Swap Agreements outstanding at June 30, 2026:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread (-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).*	46-66 months maturity ranging from 04/11/2030 - 06/25/2031	GSC	$34,395,480	$1,910,526	$—	$1,910,526
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA or EURIBOR plus or minus a specified spread (-8.50% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).**	46-66 months maturity ranging from 04/11/2030 - 06/25/2031	GSC	67,978,459	1,879,226	—	1,879,226
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR or HOISHKD plus a specified spread (0.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	46-63 months maturity ranging from 04/11/2030 - 03/12/2031	GSC	25,264,902	48,804	—	48,804
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread (-4.00%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	65 months maturing on 05/21/2031	GSC	897,793	1,581	—	1,581
Subtotal Appreciation				$3,840,137	$ —	$3,840,137

See Notes to Financial Statements.

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Rolls-Royce Holdings PLC	373,644	$5,399,843	$1,086,161	56.85%
NatWest Group PLC	639,688	4,255,402	606,241	31.73
Barclays PLC	715,020	3,612,159	538,546	28.19
Prudential PLC	311,034	3,114,448	348,362	18.23
Vodafone Group PLC	3,002,941	2,996,404	(326,925)	(17.11)
Lloyds Banking Group PLC	1,811,218	1,998,393	288,962	15.12
BP PLC	428,624	1,991,730	(337,964)	(17.69)
Endeavour Mining PLC	38,262	1,412,878	(59,643)	(3.12)
Unilever PLC	18,846	853,431	48,707	2.55
Halma PLC	(19,651)	774,342	(10,962)	(0.57)
Centrica PLC	438,233	748,721	(85,217)	(4.46)
Kingfisher PLC	261,607	740,509	49,566	2.59
Antofagasta PLC	(17,934)	686,198	2,042	0.11
Haleon PLC	183,647	637,998	26,892	1.41
RELX PLC	26,000	619,492	(61,174)	(3.20)
Harbour Energy PLC	284,042	606,671	(139,175)	(7.28)
Tesco PLC	126,043	579,269	20,877	1.09
Next PLC	2,986	434,338	29,790	1.56
Glencore PLC	79,707	409,723	(58,967)	(3.09)
Shell PLC	11,420	334,520	(22,669)	(1.19)
Tate & Lyle PLC	(59,585)	329,989	(3,574)	(0.19)
London Stock Exchange Group PLC	3,851	313,884	(48,487)	(2.54)
Rentokil Initial PLC	(70,133)	300,685	15,977	0.84
Marks & Spencer Group PLC	(62,165)	231,345	(13,231)	(0.69)
Burberry Group PLC	(19,951)	212,487	13,006	0.68
SSE LC	(6,322)	153,767	(5,838)	(0.31)
Barratt Developments PLC	(42,039)	118,194	(13,240)	(0.69)
Wise Group PLC Class A	(11,866)	107,236	(18,975)	(0.99)
Hikma Pharmaceuticals PLC	6,638	100,825	5,254	0.27
3i Group PLC	3,793	94,032	17,864	0.94
Reckitt Benckiser Group PLC	1,859	91,284	12,058	0.63
B&M European Value Retail SA	(39,276)	75,118	1,665	0.09
Sunbelt Rentals Holdings, Inc.	(1,094)	60,165	4,597	0.24
		$34,395,480	$1,910,526	100.00%

**The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
BNP Paribas SA	55,613	$5,684,594	$559,854	29.79%
Safran SA	14,432	4,977,576	813,773	43.30
Industria de Diseno Textil SA	89,987	4,964,196	(62,007)	(3.30)
Societe Generale SA	51,407	3,982,183	418,664	22.28
Continental AG	(54,680)	3,959,832	(241,479)	(12.85)
TotalEnergies SE	54,090	3,660,543	(497,973)	(26.50)
Thales SA	15,983	3,595,007	(124,709)	(6.64)
Carrefour SA	204,288	3,319,275	(8,869)	(0.47)
International Consolidated Airline	561,473	3,119,474	546,156	29.06
Ferrari NV	(8,820)	2,869,204	(199,403)	(10.61)
Repsol SA	120,416	2,633,071	(118,615)	(6.31)
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
UniCredit SpA	29,682	$2,328,080	$107,277	5.71%
Credit Agricole SA	114,228	2,010,745	151,605	8.07
Eni SpA	90,230	1,852,745	(241,421)	(12.85)
Indra Sistemas SA	(26,581)	1,276,000	197,370	10.50
Brenntag SE	(20,723)	1,102,845	49,183	2.62
Financiere De Tubize	(4,475)	1,034,693	(10,107)	(0.54)
Vinci SA	7,977	1,019,627	45,685	2.43
IMCD NV	(12,132)	960,111	121,633	6.47
Banco Santander SA	78,047	948,084	148,959	7.93
Sartorius Stedim Biotech	(5,213)	946,027	(20,775)	(1.10)
Hermes International	583	933,073	(43,899)	(2.34)
Technoprobe SpA	(26,196)	919,956	(137,584)	(7.32)
Schaeffler AG	(97,993)	834,775	87,777	4.67
Moncler SpA	(15,001)	764,062	85,747	4.56
Banco Bilbao Vizcaya Argentaria SA	32,294	711,588	99,022	5.27
Aena SME SA	26,414	704,450	50,041	2.66
Dassault Systemes SE	(32,761)	584,837	70,733	3.76
Adyen NV	(638)	523,822	1,181	0.06
Koninklijke Philips NV	(19,647)	467,612	(25,604)	(1.36)
Ipsen SA	2,668	450,004	32,112	1.71
Kering SA	(1,602)	396,598	14,154	0.75
ACS Actividades Cons Y Serv	2,899	373,112	4,936	0.26
CVC Capital Partners PLC	(28,136)	358,230	4,215	0.23
Cts Eventim Ag & Co. Kgaa	(6,314)	322,766	(1,622)	(0.09)
Puma SE	(11,386)	302,888	5,201	0.28
Forvia	(34,018)	298,083	38,895	2.07
Stellantis NV	59,554	297,735	(70,782)	(3.77)
Enel SpA	25,368	254,666	9,502	0.51
Unicaja Banco SA	78,218	244,005	28,270	1.51
Spie SA	(4,623)	232,938	(16,148)	(0.86)
Intesa Sanpaolo SpA	36,780	221,249	(5,791)	(0.31)
Dr. Ing hc F Porsche AG	(4,784)	209,028	20,203	1.08
Carl Zeiss Meditec AG	(6,296)	167,545	(5,766)	(0.31)
Stora Enso OYJ	(17,023)	158,933	13,354	0.71
Teleperformance	3,318	152,688	(43,759)	(2.33)
Magnum Ice Cream Co. (The)	(9,573)	145,854	(1,731)	(0.09)
RENK Group AG	(2,941)	124,249	29,321	1.56
Naturgy Energy Group SA	4,069	111,622	(3,479)	(0.18)
CaixaBank SA	6,945	86,118	8,153	0.43
Other	(6,923)	382,061	(2,227)	(0.11)
		$67,978,459	$1,879,226	100.00%

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread (-2.50% to -0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	46-66 months maturity ranging from 04/11/2030 - 06/04/2031	GSC	$7,480,895	$(12,930)	$—	$(12,930)

See Notes to Financial Statements.

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread (-0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	61-66 months maturity ranging from 01/08/2031 - 06/25/2031	GSC	$4,127,081	$(142,762)	$—	$(142,762)
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-1.85% to 0.25%), which is denominated in DKK based on the local currencies of the positions within the swap (Monthly).	53-66 months maturity ranging from 11/28/2030 - 06/06/2031	GSC	31,333,116	(223,021)	—	(223,021)
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread (-0.30% to 0.20%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).***	46-66 months maturity ranging from 04/11/2030 - 06/25/2031	GSC	6,294,589,982	(3,717,554)	—	(3,717,554)
Subtotal Depreciation				$(4,096,267)	$ —	$(4,096,267)
Net Total Return Basket Swaps				$(256,130)	$ —	$(256,130)

***The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Seibu Holdings, Inc.	(242,400)	$772,093,294	$(507,509)	13.65%
Ebara Corporation	(106,800)	680,062,971	(731,321)	19.67
Toyota Tsusho Corporation	(96,100)	581,610,286	39,373	(1.06)
Lasertec Corporation	(9,300)	480,311,715	(267,278)	7.19
Nippon Sanso Holdings Corporation	(66,900)	403,493,987	(304,310)	8.19
Capcom Co., Ltd.	(132,200)	395,409,687	(97,966)	2.64
Renesas Electronics Corporation	(75,700)	379,947,452	(291,412)	7.84
Sanrio Co., Ltd.	(339,100)	373,010,000	(508,531)	13.68
Ibiden Co., Ltd.	(13,900)	341,228,415	(515,760)	13.87
IHI Corporation	(120,600)	331,062,505	(142,183)	3.82
Resonac Holdings Corporation	(14,600)	264,067,226	(139,684)	3.76
Ryohin Keikaku Co., Ltd.	(65,500)	232,787,560	(236)	0.01
Kao Corporation	(53,000)	170,788,201	(95,720)	2.57
Yakult Honsha Co., Ltd.	(43,000)	117,590,338	(20,892)	0.56
Asics Corporation	(24,800)	109,674,881	(36,447)	0.98
Kawasaki Heavy Industries, Ltd.	(35,100)	103,281,508	(35,281)	0.95
Olympus Corporation	(51,800)	88,192,753	27,369	(0.74)
Inpex Corporation	(22,800)	74,804,049	37,090	(1.00)
Yamaha Motor Co., Ltd.	(57,100)	70,496,768	(8,085)	0.22
Rakuten Bank, Ltd.	(10,400)	54,128,670	(5,940)	0.16
Screen Holdings Co., Ltd.	(1,900)	34,654,848	(45,748)	1.23
ABC-Mart Inc.	(11,800)	33,045,900	(5,823)	0.16
Keisei Electric Railway Co.	(27,000)	31,417,628	(14,899)	0.40
Toyo Suisan Kaisha, Ltd.	(2,600)	27,076,184	(3,351)	0.09
Zensho Holdings Co., Ltd.	(2,900)	23,475,138	(9,133)	0.25
Yamazaki Baking Co., Ltd.	(7,200)	22,993,933	(2,603)	0.07
Daifuku Co., Ltd.	(3,000)	21,608,900	(12,474)	0.34
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Skylark Holdings Co., Ltd.	(6,300)	$17,688,530	$(5,663)	0.15%
TBS Holdings, Inc.	(2,400)	15,049,063	(6,107)	0.16
McDonald's Holding Company	(2,000)	14,960,000	(3,156)	0.08
USS Co., Ltd.	(7,500)	14,323,849	(1,730)	0.05
Iida Group Holdings Co., Ltd.	(6,500)	14,253,743	(2,144)	0.06
		$6,294,589,982	$(3,717,554)	100.00%

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Financials	$17,057,463	$15,759,670	$1,297,793	$—
Other^^	14,117,846	14,117,846	—	—
Total Common Stocks	31,175,309	29,877,516	1,297,793	—
Foreign Common Stocks:
Brazil	4,435,092	4,435,092	—	—
Canada	32,270,376	32,270,376	—	—
Denmark	11,416,138	677,031	10,739,107	—
Guatemala	302,412	302,412	—	—
India	7,289,797	7,289,797	—	—
Ireland	68,695,030	51,731,333	16,963,697	—
Israel	9,758,757	9,562,371	196,386	—
Japan	240,957,328	646,713	240,310,615	—
Mexico	9,141,209	9,141,209	—	—
Netherlands	100,154,257	15,269,227	84,885,030	—
Norway	7,622,700	379,525	7,243,175	—
Singapore	20,264,560	13,036,277	7,228,283	—
Switzerland	87,899,207	8,985,995	78,913,212	—
United Kingdom	124,478,918	5,492,842	118,986,076	—
Other^^	442,974,858	—	442,974,858	—
Total Foreign Common Stocks	1,167,660,639	159,220,200	1,008,440,439	—
Money Market Funds	85,527,739	85,527,739	—	—
Total Assets - Investments in Securities	$1,284,363,687	$274,625,455	$1,009,738,232	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$6,075,426	$—	$6,075,426	$—
Futures Contracts	2,078,940	2,078,940	—	—
Swap Agreements	5,003,188	—	5,003,188	—
Total Assets - Other Financial Instruments	$13,157,554	$2,078,940	$11,078,614	$ —

See Notes to Financial Statements.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(7,198,549)	$—	$(7,198,549)	$—
Futures Contracts	(256,022)	(256,022)	—	—
Swap Agreements	(4,691,199)	—	(4,691,199)	—
Total Liabilities - Other Financial Instruments	$(12,145,770)	$(256,022)	$(11,889,748)	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 1.2%
Consumer Discretionary — 1.2%
Coupang, Inc.*	160,316	$2,784,689
MercadoLibre, Inc.*	4,362	7,404,015
Yum China Holdings, Inc.	2,700	110,248
Yum China Holdings, Inc. (New York Stock Exchange)	134,527	5,498,119
		15,797,071
Materials — 0.0%
Southern Copper Corporation	1,056	184,019
Total Common Stocks (Cost $17,204,126)		15,981,090
FOREIGN COMMON STOCKS — 87.8%
Brazil — 2.8%
Axia Energia SA	78,900	830,985
B3 SA - Brasil Bolsa Balcao*	2,304,058	6,480,623
Banco BTG Pactual SA*	47,200	496,933
Banco do Brasil SA*	785,100	3,034,063
BB Seguridade Participacoes SA	32,600	246,791
Cia de Saneamento Basico do Estado de Sao Paulo SABESP*	371,372	2,137,315
Embraer SA ADR	9,637	614,841
Eneva SA*	158,600	821,833
Inter & Co., Inc. Class AΔ	400,084	2,172,456
Localiza Rent a Car SA*	291,379	2,350,313
NU Holdings, Ltd. Class A*	96,785	1,293,048
PRIO SA*	170,102	1,721,680
Raia Drogasil SA	1,370,255	4,451,345
Suzano SA	488,300	3,765,613
Ultrapar Participacoes SA	329,500	1,662,723
Vale SA ADR	255,144	3,837,366
		35,917,928
Canada — 0.4%
Lundin Mining Corporation	143,182	3,489,068
Wheaton Precious Metals Corporation	10,160	1,141,171
		4,630,239
Chile — 0.3%
Latam Airlines Group SA	135,049,079	3,927,118
China — 9.9%
Alibaba Group Holding, Ltd. ADRΔ	107,995	10,365,360
Aluminum Corporation of China, Ltd. Class H	1,078,000	1,035,334
AVIC Airborne Systems Co., Ltd.	4,453	—
Chaozhou Three-Circle Group Co., Ltd. Class A	27,300	681,810
China Coal Energy Co., Ltd. Class H	257,000	322,788
China Communications Services Corporation, Ltd. Class H	1,036,000	518,894
China Construction Bank Corporation Class A	591,399	838,425
China Construction Bank Corporation Class H	4,967,000	5,123,223
China Hongqiao Group, Ltd.	34,000	87,677
China Life Insurance Co., Ltd. Class H	32,000	109,527
China Merchants Bank Co., Ltd. Class H	213,000	1,222,996
China Minsheng Banking Corporation, Ltd. Class H	471,500	188,985
	Shares	Value
China Oilfield Services, Ltd. Class H	214,000	$170,120
China Pacific Insurance Group Co., Ltd. Class H	37,600	129,310
China Resources Land, Ltd.	497	1,909
China Resources Mixc Lifestyle Services, Ltd. 144A	337,082	1,580,719
Chongqing Rural Commercial Bank Co., Ltd. Class H	137,000	100,966
Contemporary Amperex Technology Co., Ltd. Class A	200,649	11,654,451
Contemporary Amperex Technology Co., Ltd. Class H	27,900	2,513,209
COSCO SHIPPING Energy Transportation Co., Ltd. Class A	165,400	438,513
Delton Technology Guangzhou, Inc. Class A*	23,400	823,689
DiDi Global, Inc. ADRΔ*	555,913	1,862,309
Dongfang Electric Corporation, Ltd. Class H	41,800	114,636
Duality Biotherapeutics, Inc.*	34,422	797,471
Fuyao Glass Industry Group Co., Ltd. Class A	148,962	1,109,598
Fuyao Glass Industry Group Co., Ltd. Class H 144A	201,710	1,319,037
Ganfeng Lithium Group Co., Ltd. Class H 144A	212,000	1,368,273
Geely Automobile Holdings, Ltd.	357,000	767,453
H World Group, Ltd. ADRΔ	8,274	345,191
Hansoh Pharmaceutical Group Co., Ltd. 144A	252,000	954,961
Hubei Dinglong Co., Ltd. Class A	194,300	3,049,261
Industrial & Commercial Bank of China, Ltd. Class H	5,184,000	4,258,582
Innovent Biologics, Inc. 144A*	263,500	2,684,117
JD Logistics, Inc. 144A*	69,800	105,053
JD.com, Inc. Class A	142,300	1,812,959
Jiangsu Hengli Hydraulic Co., Ltd. Class A	36,400	578,481
Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class HΔ	375,989	2,781,825
Jiangsu Zhongtian Technology Co., Ltd. Class A	103,800	937,954
Jiangxi Copper Co., Ltd. Class H	76,000	303,364
KE Holdings, Inc. ADRΔ	108,895	1,582,244
KE Holdings, Inc. Class A	277,401	1,334,590
Kingboard Laminates Holdings, Ltd.	15,000	192,061
Kingdee International Software Group Co., Ltd.*	268,000	204,325
Kingsoft Corporation, Ltd.	151,000	430,084
Kunlun Energy Co., Ltd.	2,176,000	1,784,005
Luxshare Precision Industry Co., Ltd. Class A	431,700	4,504,773
Midea Group Co., Ltd. Class A	430,189	4,792,303
Minth Group, Ltd.	86,800	294,122
Montage Technology Co., Ltd. Class A	18,466	852,298
NARI Technology Co., Ltd. Class A	1,211,954	4,088,194
NAURA Technology Group Co., Ltd. Class A	50,515	6,619,903
NetEase, Inc.	152,303	3,911,412
New China Life Insurance Co., Ltd. Class H	18,500	109,031

See Notes to Financial Statements.

	Shares	Value
New Oriental Education & Technology Group, Inc.	654,200	$3,005,214
Neway Valve Suzhou Co., Ltd. Class A	38,900	289,362
NIO, Inc. Class A*	198,680	1,010,930
Orient Overseas International, Ltd.	7,000	109,099
PICC Property & Casualty Co., Ltd. Class H	460,000	844,110
Ping An Insurance Group Co. of China, Ltd.Δ	822,496	5,378,123
Qinghai Salt Lake Industry Co., Ltd. Class A*	111,100	497,022
Sany Heavy Industry Co., Ltd. Class H	174,400	413,644
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	55	22
Shenzhen Inovance Technology Co., Ltd. Class A	465,300	4,559,168
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	128,981	2,585,269
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. Class H*	30,372	1,694,630
Sigenergy Technology Co., Ltd. Class H*	32,069	1,471,203
Silergy Corporation	113,000	2,159,904
Sungrow Power Supply Co., Ltd. Class A	27,900	654,093
Trip.com Group, Ltd. ADRΔ*	73,569	2,930,989
Weichai Power Co., Ltd. Class A	559,600	2,267,227
WuXi AppTec Co., Ltd. Class H 144A	29,000	570,881
Yadea Group Holdings, Ltd. 144A	398,000	452,706
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. Class H 144A	34,000	1,134,288
Yankuang Energy Group Co., Ltd. Class H	346,000	487,480
Yunnan Aluminium Co., Ltd. Class A	120,648	396,314
Zhaojin Mining Industry Co., Ltd. Class H	147,000	310,882
Zhongji Innolight Co., Ltd. Class A	4,400	837,152
Zijin Mining Group Co., Ltd. Class HΔ	110,000	388,960
ZTO Express Cayman, Inc.	15,300	338,574
		128,545,021
Greece — 0.1%
Piraeus Bank SA*	132,495	1,379,122
Hong Kong — 6.4%
AIA Group, Ltd.	805,027	7,370,211
Alibaba Group Holding, Ltd.	1,049,636	12,583,511
China Merchants Port Holdings Co., Ltd.	162,000	255,394
China Taiping Insurance Holdings Co., Ltd.	833,400	1,926,163
CITIC, Ltd.	2,510,000	3,406,331
CSPC Pharmaceutical Group, Ltd.	174,000	155,426
Guangdong Investment, Ltd.	108,000	107,010
Hong Kong Exchanges & Clearing, Ltd.	215,048	10,005,530
Lenovo Group, Ltd.	520,000	1,542,998
MMG, Ltd.Δ*	960,000	861,056
Sinotruk Hong Kong, Ltd.	642,500	3,175,228
Tencent Holdings, Ltd.	747,305	41,238,202
	Shares	Value
Zijin Gold International Co., Ltd.Δ	20,577	$235,152
		82,862,212
Hungary — 0.4%
OTP Bank Nyrt	37,603	5,554,190
India — 9.8%
360 ONE WAM, Ltd.	22,667	257,579
Amber Enterprises India, Ltd.*	4,799	382,593
Archean Chemical Industries, Ltd.	20,257	111,940
Axis Bank, Ltd.	71,705	1,020,517
Bajaj Finance, Ltd.	289,820	3,082,404
Bank of Baroda	40,465	116,607
Bharat Heavy Electricals, Ltd.	28,883	126,663
Bharat Petroleum Corporation, Ltd.	88,658	285,208
Bharti Airtel, Ltd.	426,133	8,347,624
Cholamandalam Investment and Finance Co., Ltd.	97,013	1,837,971
Coal India, Ltd.	122,782	570,309
Coforge, Ltd.	27,186	422,061
Computer Age Management Services, Ltd.	49,922	421,106
Dixon Technologies India, Ltd.	2,767	349,051
Embassy Office Parks REIT	499,822	2,313,344
Eternal, Ltd.*	878,586	2,462,460
GE Vernova T&D India, Ltd.	22,589	1,184,909
GMR Airports, Ltd.*	575,755	682,867
Godrej Properties, Ltd.*	20,290	401,144
Grasim Industries, Ltd.	16,579	543,487
HCL Technologies, Ltd.	118,541	1,346,447
HDFC Bank, Ltd.	466,295	3,935,277
HDFC Bank, Ltd. ADR	444,000	11,468,520
Hero MotoCorp, Ltd.	15,266	774,850
Hindalco Industries, Ltd.	137,220	1,393,736
Hindustan Aeronautics, Ltd.	13,357	619,137
Hindustan Petroleum Corporation, Ltd.	158,771	664,163
Hitachi Energy India, Ltd.	5,371	1,987,012
ICICI Bank, Ltd.	505,353	7,376,755
ICICI Lombard General Insurance Co., Ltd. 144A	12,463	229,626
Indian Oil Corporation, Ltd.	1,005,294	1,484,411
Infosys, Ltd.	160,417	1,700,739
Infosys, Ltd. ADRΔ	282,062	2,958,830
JSW Infrastructure, Ltd.	31,113	106,164
Kotak Mahindra Bank, Ltd.	756,172	3,136,939
Larsen & Toubro, Ltd.	84,105	3,687,771
Lenskart Solutions, Ltd.*	357,576	1,947,483
Mahindra & Mahindra, Ltd.	309,984	10,082,168
MakeMyTrip, Ltd.Δ*	96,005	5,116,106
Marico, Ltd.	732,515	6,478,003
Max Financial Services, Ltd.*	223,451	3,743,929
National Aluminium Co., Ltd.	28,971	104,382
Navin Fluorine International, Ltd.	8,954	728,148
Oil & Natural Gas Corporation, Ltd.	1,268,011	3,144,161
PB Fintech, Ltd.*	7,219	124,378
Petronet LNG, Ltd.	244,678	726,692
Reliance Industries, Ltd.	278,603	3,816,476
SAI Life Sciences, Ltd. 144A*	24,668	321,542
SBI Life Insurance Co., Ltd. 144A	173,887	3,245,622
Siemens Energy India, Ltd.	3,182	124,084
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Suzlon Energy, Ltd.*	439,145	$273,930
Tata Capital, Ltd.*	124,045	480,316
Tata Consultancy Services, Ltd.	242,403	5,210,087
Tata Consumer Products, Ltd.	57,326	652,422
Tata Motors Passenger Vehicles, Ltd.	667,325	2,489,084
Tube Investments of India, Ltd.	12,700	407,188
TVS Motor Co., Ltd.	10,485	383,916
Varun Beverages, Ltd.	567,953	3,053,443
Vedanta Aluminium Metal, Ltd.*	351,070	1,663,247
Vedanta Iron and Steel, Ltd.*	351,070	130,772
Vedanta Oil and Gas, Ltd.*	351,070	119,572
Vedanta Power, Ltd.*	351,070	149,390
Vedanta, Ltd.*	1,562,159	4,651,610
		127,158,372
Indonesia — 0.9%
PT Astra International Tbk	2,599,900	657,245
PT Bank Central Asia Tbk	22,867,959	7,125,784
PT Bank Rakyat Indonesia Persero Tbk	4,402,600	674,099
PT BFI Finance Indonesia Tbk	1,530,800	63,059
PT Bumi Resources Minerals Tbk*	2,186,121	58,582
PT GoTo Gojek Tokopedia Tbk*	664,246,298	1,857,512
PT Map Aktif Adiperkasa	5,449,800	189,754
PT United Tractors Tbk	500,860	644,283
		11,270,318
Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan JSC GDR	13,179	394,711
Kaspi.KZ JSC ADRΔ	53,364	4,623,457
Kaspi.KZ JSC GDR	3,113	269,710
		5,287,878
Malaysia — 0.1%
Press Metal Aluminium Holdings Bhd	292,922	552,888
RHB Bank Bhd	219,000	445,209
		998,097
Mexico — 2.5%
America Movil SAB de CV Series B	902,000	1,172,406
Arca Continental SAB de CV	56,121	671,109
BBB Foods, Inc. Class AΔ*	7,401	308,400
Cemex SAB de CV ADR	411,997	4,943,964
Controladora Vuela Cia de Aviacion SAB de CV ADRΔ*	258,972	2,426,567
Corporation Inmobiliaria Vesta SAB de CV ADRΔ	135,538	4,650,309
Esentia Energy Development SAB de CV*	629,200	1,841,096
Fomento Economico Mexicano SAB de CV ADR	86,484	11,061,303
Gentera SAB de CV	148,950	322,814
Gruma SAB de CV Series B	5,745	92,659
Grupo Aeroportuario del Pacifico SAB de CV ADR	2,380	602,521
Grupo Financiero Banorte SAB de CV Series O	327,540	3,468,787
Grupo Mexico SAB de CV Series B	28,200	318,678
Industrias Penoles SAB de CV	9,005	393,048
	Shares	Value
Prologis Property Mexico SA de CV REIT	133,052	$574,435
Promotora y Operadora de Infraestructura SAB de CV	7,980	126,754
		32,974,850
Netherlands — 0.1%
NEPI Rockcastle NV*	90,532	810,300
PicS NVΔ*	24,857	264,230
		1,074,530
Peru — 0.9%
Cia de Minas Buenaventura SAA ADR	3,656	107,084
Credicorp, Ltd.	30,299	11,803,885
		11,910,969
Philippines — 0.1%
International Container Terminal Services, Inc.	19,080	277,637
Metropolitan Bank & Trust Co.	409,610	434,963
		712,600
Poland — 0.9%
Allegro.eu SA 144A*	346,639	3,488,871
Dino Polska SA 144A*	70,771	534,680
Erste Bank Polska SA	8,030	1,377,423
ORLEN SA	76,270	2,564,465
PGE Polska Grupa Energetyczna SA*	369,322	928,564
Powszechna Kasa Oszczednosci Bank Polski SA	68,553	1,882,265
Powszechny Zaklad Ubezpieczen SA	30,104	526,054
		11,302,322
Qatar — 0.1%
Ooredoo QPSC	153,621	559,044
Qatar National Bank QPSC	161,328	765,150
		1,324,194
Russia — 0.0%
Gazprom PJSC ADR†††*	170,565	—
MMC Norilsk Nickel PJSC ADR†††*	19,198	—
Novatek PJSC GDR†††*	1,991	—
Novolipetsk Steel PJSC GDR†††*	13,631	—
Sberbank of Russia PJSC ADR†††*	75,573	—
Severstal PAO GDR†††*	18,988	—
Surgutneftegas PAO ADR†††*	17,904	—
		—
Saudi Arabia — 1.5%
ACWA Power Co.*	2,183	112,770
Al Rajhi Bank	253,861	4,453,239
Bank Al-Jazira	82,938	256,355
Banque Saudi Fransi	256,672	1,325,716
Elm Co.	641	117,259
Rasan Information Technology Co.*	11,100	456,739
Riyad Bank	433,354	2,297,154
Saudi Arabian Oil Co. 144A	856,900	5,954,317
Saudi Awwal Bank	51,724	445,553
Saudi Energy Co.	193,567	917,040

See Notes to Financial Statements.

	Shares	Value
Saudi National Bank (The)	337,511	$3,474,442
		19,810,584
Singapore — 0.2%
BOC Aviation, Ltd. 144A	163,600	1,701,037
Grab Holdings, Ltd. Class A*	94,092	354,727
Sea, Ltd. ADR*	7,780	745,557
		2,801,321
Slovenia — 0.0%
Nova Ljubljanska Banka dd GDR	12,200	605,643
South Africa — 1.8%
Absa Group, Ltd.	189,779	2,644,099
Capitec Bank Holdings, Ltd.	3,266	948,168
Clicks Group, Ltd.	33,383	463,592
Discovery, Ltd.	509,193	8,222,210
FirstRand, Ltd.	147,319	875,649
Gold Fields, Ltd. ADR	39,608	1,330,433
Harmony Gold Mining Co., Ltd. ADRΔ	132,428	2,014,230
Naspers, Ltd. Class N	86,026	4,319,692
Nedbank Group, Ltd.	7,492	123,472
Northam Platinum Holdings, Ltd.	75,428	1,089,626
Old Mutual, Ltd.	588,725	483,610
Sibanye Stillwater, Ltd. ADR	15,287	129,787
Standard Bank Group, Ltd.	21,347	421,393
Valterra Platinum, Ltd.	1,695	113,916
		23,179,877
South Korea — 20.4%
Doosan Co., Ltd.	665	651,542
Hana Financial Group, Inc.	14,563	1,087,769
Hankook Tire & Technology Co., Ltd.	2,834	114,322
HD Hyundai Co., Ltd.	4,183	544,762
HD Hyundai Electric Co., Ltd.	461	295,723
HD Hyundai Marine Solution Co., Ltd.	16,585	2,430,272
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	13,961	3,186,152
HMM Co., Ltd.	55,583	671,977
Hyosung Heavy Industries Corporation	1,188	2,699,842
Hyundai Glovis Co., Ltd.	1,392	166,861
Hyundai Motor Co.	13,635	4,444,522
Hyundai Rotem Co., Ltd.	19,139	2,156,883
Industrial Bank of Korea	90,705	1,172,204
Kakao Corporation	6,178	139,311
KB Financial Group, Inc.	59,047	6,109,433
Kia Corporation	29,673	2,679,997
Korea Investment Holdings Co., Ltd.	959	138,917
Krafton, Inc.*	750	115,006
LG Energy Solution, Ltd.*	1,771	418,992
LG Uplus Corporation	11,800	106,537
Meritz Financial Group, Inc.*	7,060	484,931
NC Corporation	2,702	452,756
Posco International Corporation	14,855	471,260
Samsung Biologics Co., Ltd. 144A*	534	482,762
Samsung Electro-Mechanics Co., Ltd.	4,971	7,199,200
Samsung Electronics Co., Ltd.	452,765	100,467,305
	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	27,487	$11,091,855
Samsung Heavy Industries Co., Ltd.*	43,773	665,747
Samsung Life Insurance Co., Ltd.	7,395	1,947,272
Samsung SDI Co., Ltd.*	12,124	3,864,291
Shinhan Financial Group Co., Ltd.	40,726	2,553,506
SK hynix, Inc.	51,391	90,683,661
SK Square Co., Ltd.*	6,997	7,912,631
SK Telecom Co., Ltd.	47,817	2,725,325
SK, Inc.	6,736	3,693,775
		264,027,301
Switzerland — 0.2%
BeOne Medicines, Ltd. Class H*	113,000	2,462,928
Taiwan — 23.4%
Accton Technology Corporation	40,000	3,190,487
Advantech Co., Ltd.	21,000	327,620
ASE Technology Holding Co., Ltd.	240,000	5,355,974
Asia Vital Components Co., Ltd.	18,000	1,456,024
ASPEED Technology, Inc.	12,153	6,412,633
Bizlink Holding, Inc.	17,000	1,041,764
Cathay Financial Holding Co., Ltd.	2,128,000	6,599,340
Chroma ATE, Inc.	100,658	6,995,073
Delta Electronics, Inc.	352,026	22,108,567
E.Sun Financial Holding Co., Ltd.	348,189	377,845
Elite Material Co., Ltd.	18,000	3,111,849
eMemory Technology, Inc.	3,000	282,573
Eva Airways Corporation	897,000	1,272,043
Far EasTone Telecommunications Co., Ltd.	78,000	257,240
Fubon Financial Holding Co., Ltd.	839,850	3,430,921
Hon Hai Precision Industry Co., Ltd.	357,000	2,848,750
Jentech Precision Industrial Co., Ltd.	5,000	549,152
Lotes Co., Ltd.	11,000	741,901
MediaTek, Inc.	292,035	39,794,067
MPI Corporation	3,000	586,716
Nien Made Enterprise Co., Ltd.	20,000	218,518
Pegatron Corporation	198,000	523,802
PharmaEssentia Corporation	48,000	2,027,255
Quanta Computer, Inc.	513,351	5,984,905
Realtek Semiconductor Corporation	171,656	4,381,435
Taiwan Semiconductor Manufacturing Co., Ltd.	2,094,971	165,272,851
TS Financial Holding Co., Ltd.	126,000	132,287
Unimicron Technology Corporation	30,000	1,033,438
United Microelectronics Corporation ADRΔ	339,341	9,233,469
Voltronic Power Technology Corporation	149,781	5,160,416
Wan Hai Lines, Ltd.	44,000	109,616
Yageo Corporation	74,000	2,699,452
		303,517,983
Thailand — 0.8%
Charoen Pokphand Foods PCL NVDRΔ	2,769,800	1,636,760
Delta Electronics Thailand PCL NVDRΔ	193,900	1,933,328
Kasikornbank PCL NVDR	104,000	683,922
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
PTT Exploration & Production PCL NVDR	609,600	$2,449,954
PTT PCL NVDR	701,100	750,025
True Corporation PCL NVDR	7,919,926	3,083,194
		10,537,183
Turkey — 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	107,159	792,558
MLP Saglik Hizmetleri AS 144A*	215,146	1,985,264
Turkiye Petrol Rafinerileri AS	235,661	1,145,316
Yapi ve Kredi Bankasi AS*	3,661,001	3,160,495
		7,083,633
United Arab Emirates — 0.8%
Abu Dhabi Islamic Bank PJSC	397,651	2,241,042
Aldar Properties PJSC	2,341,370	5,283,449
Emaar Properties PJSC	282,283	917,473
Emirates Telecommunications Group Co. PJSC	121,201	634,077
First Abu Dhabi Bank PJSC	370,190	1,715,128
		10,791,169
United Kingdom — 2.1%
Anglo American PLC	77,969	3,824,573
Anglogold Ashanti PLC	35,200	2,847,328
Antofagasta PLC	263,862	13,391,825
Unilever PLC	126,785	7,615,673
		27,679,399
Total Foreign Common Stocks (Cost $792,441,708)		1,139,326,981

	Shares	Value
FOREIGN PREFERRED STOCKS — 2.9%
Brazil — 0.8%
Itau Unibanco Holding SA 4.30%◊	90,260	$739,243
Banco Bradesco SA *	1,110,800	3,886,068
Localiza Rent a Car SA *	8,372	65,113
Petroleo Brasileiro SA - Petrobras 3.23%◊	750,800	5,493,233
		10,183,657
South Korea — 2.1%
Samsung Electronics Co., Ltd. 0.79%◊	198,021	27,925,387
Total Foreign Preferred Stocks (Cost $19,110,427)		38,109,044
MONEY MARKET FUNDS — 4.6%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø§	17,444,069	17,444,069
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞	41,661,254	41,661,254
Total Money Market Funds (Cost $59,105,323)		59,105,323
TOTAL INVESTMENTS — 96.5% (Cost $887,861,584)		1,252,522,438
Other Assets in Excess of Liabilities — 3.5%		45,004,292
NET ASSETS — 100.0%		$1,297,526,730
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
IFSC NIFTY 50 Index	07/2026	179	$8,593,611	$(38,526)
FTSE China Index	07/2026	(1,500)	(23,271,000)	(221,495)
FTSE Taiwan Index	07/2026	3	485,160	15,722
MSCI Singapore Index	07/2026	(209)	(7,729,164)	17,918
Euro-BTP	07/2026	219	4,486,076	5,007
KOSPI2 Index	09/2026	63	14,079,746	(186,280)
FTSE/JSE Top 40 Index	09/2026	(20)	(1,252,906)	73,887
MSCI Emerging Markets	09/2026	579	50,873,835	717,578
Thai SET50 Index	09/2026	(108)	(680,435)	(20,977)
Total Futures Contracts outstanding at June 30, 2026			$45,584,923	$362,834
Forward Foreign Currency Contracts outstanding at June 30, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/16/26	U.S. Dollars	34,282,280	Polish Zloty	125,263,600	CITI	$985,213
09/16/26	U.S. Dollars	23,418,788	Israeli Shekels	67,865,500	CITI	567,067
09/16/26	Colombian Pesos	25,133,365,000	U.S. Dollars	6,668,540	CITI	547,299

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/16/26	Indian Rupees	2,448,445,466	U.S. Dollars	25,194,443	CITI	$511,499
09/16/26	U.S. Dollars	41,301,518	Singapore Dollars	52,521,000	CITI	476,971
09/16/26	U.S. Dollars	23,377,089	Czech Republic Koruna	486,900,000	CITI	439,021
09/16/26	U.S. Dollars	15,317,650	South Korean Won	23,200,000,000	CITI	302,123
09/16/26	U.S. Dollars	14,632,985	Hungarian Forint	4,490,000,000	CITI	254,554
09/17/26	U.S. Dollars	33,539,310	Mexican Pesos	586,009,891	CITI	250,896
09/16/26	U.S. Dollars	8,277,614	Chilean Pesos	7,419,197,919	CITI	221,983
09/16/26	U.S. Dollars	39,177,540	Chinese Offshore Yuan	263,963,584	CITI	86,880
09/16/26	Philippine Pesos	476,780,406	U.S. Dollars	7,677,079	CITI	54,705
09/16/26	U.S. Dollars	2,999,829	Thai Baht	97,229,468	CITI	53,656
09/16/26	U.S. Dollars	7,034,693	Taiwan Dollars	223,000,000	CITI	53,332
09/16/26	Czech Republic Koruna	140,000,000	U.S. Dollars	6,556,402	CITI	39,058
09/16/26	U.S. Dollars	3,073,963	Indonesian Rupiahs	54,847,349,191	CITI	30,538
09/16/26	Polish Zloty	15,591,000	U.S. Dollars	4,123,885	CITI	20,453
09/16/26	South African Rand	62,000,000	U.S. Dollars	3,745,797	CITI	14,887
09/16/26	Singapore Dollars	5,376,000	U.S. Dollars	4,166,528	CITI	12,234
09/16/26	Hungarian Forint	940,215,750	U.S. Dollars	3,004,043	CITI	6,832
09/16/26	South Korean Won	11,000,000,000	U.S. Dollars	7,113,185	CITI	6,246
09/16/26	U.S. Dollars	2,735,685	Indian Rupees	260,000,000	CITI	5,975
09/16/26	Indonesian Rupiahs	16,000,000,000	U.S. Dollars	881,903	CITI	5,921
09/16/26	Thai Baht	17,000,000	U.S. Dollars	510,735	CITI	4,386
09/16/26	U.S. Dollars	6,076,761	Hong Kong Dollars	47,492,000	CITI	4,381
09/16/26	Peruvian Nuevo Soles	3,579,621	U.S. Dollars	1,040,254	CITI	3,638
09/16/26	Chinese Offshore Yuan	16,416,000	U.S. Dollars	2,428,881	CITI	2,182
09/16/26	U.S. Dollars	4,703,475	Saudi Riyals	17,664,500	CITI	1,844
09/16/26	U.S. Dollars	166,150	Peruvian Nuevo Soles	565,000	CITI	1,384
09/16/26	Brazilian Reals	4,375,000	U.S. Dollars	830,191	CITI	1,334
09/16/26	U.S. Dollars	122,585	South African Rand	2,000,000	CITI	1,273
09/16/26	U.S. Dollars	60,427	Euro	52,000	CITI	813
09/16/26	Chilean Pesos	300,000,000	U.S. Dollars	325,206	CITI	529
09/16/26	Euro	97,000	U.S. Dollars	110,731	CITI	470
09/16/26	U.S. Dollars	141,245	Brazilian Reals	742,694	CITI	86
Subtotal Appreciation						$4,969,663
09/16/26	U.S. Dollars	2,441,840	Taiwan Dollars	78,000,000	CITI	$(71)
09/16/26	U.S. Dollars	47,984	Peruvian Nuevo Soles	165,000	CITI	(133)
09/16/26	U.S. Dollars	363,167	Thai Baht	12,000,000	CITI	(448)
09/16/26	U.S. Dollars	181,486	Euro	159,000	CITI	(793)
09/16/26	Saudi Riyals	10,526,137	U.S. Dollars	2,802,627	CITI	(962)
09/16/26	U.S. Dollars	650,480	Chilean Pesos	600,000,000	CITI	(990)
09/16/26	Peruvian Nuevo Soles	615,000	U.S. Dollars	181,019	CITI	(1,672)
09/16/26	U.S. Dollars	1,633,931	Colombian Pesos	5,700,000,000	CITI	(2,550)
09/17/26	Mexican Pesos	15,000,000	U.S. Dollars	854,893	CITI	(2,815)
09/16/26	U.S. Dollars	893,030	Brazilian Reals	4,714,307	CITI	(2,985)
09/16/26	Indian Rupees	370,000,000	U.S. Dollars	3,888,011	CITI	(3,425)
09/16/26	U.S. Dollars	4,785,286	South Korean Won	7,400,000,000	CITI	(4,149)
09/16/26	Singapore Dollars	6,616,000	U.S. Dollars	5,148,843	CITI	(6,230)
09/16/26	Israeli Shekels	549,000	U.S. Dollars	192,257	CITI	(7,397)
09/16/26	U.S. Dollars	2,719,918	Indian Rupees	260,000,000	CITI	(9,791)
09/16/26	U.S. Dollars	1,547,528	Israeli Shekels	4,625,500	CITI	(9,974)
09/16/26	Philippine Pesos	110,000,000	U.S. Dollars	1,794,057	CITI	(10,224)
09/16/26	Indonesian Rupiahs	44,000,000,000	U.S. Dollars	2,453,047	CITI	(11,531)
09/16/26	U.S. Dollars	2,421,988	Hungarian Forint	760,000,000	CITI	(11,778)
09/16/26	U.S. Dollars	11,310,185	Chinese Offshore Yuan	76,473,468	CITI	(14,856)
09/16/26	South African Rand	96,000,000	U.S. Dollars	5,853,477	CITI	(30,483)
09/16/26	Hungarian Forint	1,433,692,916	U.S. Dollars	4,628,292	CITI	(37,145)
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/16/26	Chinese Offshore Yuan	79,530,000	U.S. Dollars	11,816,873	CITI	$(39,187)
09/16/26	Hong Kong Dollars	174,580,116	U.S. Dollars	22,372,949	CITI	(50,941)
09/16/26	Euro	2,061,000	U.S. Dollars	2,414,983	CITI	(52,235)
09/16/26	U.S. Dollars	4,555,806	South African Rand	76,000,000	CITI	(54,064)
09/16/26	Thai Baht	147,976,600	U.S. Dollars	4,559,184	CITI	(75,309)
09/16/26	Polish Zloty	18,766,000	U.S. Dollars	5,103,295	CITI	(114,992)
09/16/26	Czech Republic Koruna	188,000,000	U.S. Dollars	8,999,062	CITI	(142,301)
09/16/26	Brazilian Reals	94,179,812	U.S. Dollars	18,253,088	CITI	(353,006)
09/16/26	Taiwan Dollars	1,889,441,647	U.S. Dollars	59,723,092	CITI	(571,187)
09/16/26	South Korean Won	108,153,414,720	U.S. Dollars	71,643,606	CITI	(1,644,445)
Subtotal Depreciation						$(3,268,069)
Total Forward Foreign Currency Contracts outstanding at June 30, 2026						$1,701,594
Swap Agreements outstanding at June 30, 2026:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	7/15/2026	CITI	TWD	299,385,600	$226,390	$—	$226,390
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	9/10/2026	CITI	KRW	3,116,250,000	243,085	—	243,085
Financing Index: Overnight Bank Funding Rate + 2.4%	MSCI Daily TR Net Emerging Markets Index (Monthly)	9/16/2026	CITI	USD	3,281,774	185,657	—	185,657
Financing Index: Shekel Overnight Interest Rate + 1.05%	Tel Aviv 35 Index (Monthly)	9/16/2026	GSC	ILS	8,188	21	—	21
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.24%	9/16/2026	CITI	USD	2,898,298	22,268	—	22,268
MSCI Saudi Arabia Index Futures (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.45%	9/16/2026	GSC	USD	3,034,469	80,508	—	80,508
Financing Index: Central Bank of Mexico Overnight TIIE Funding Rate + 0.95%	MSCI Mexico Net MXN Index (Monthly)	9/17/2026	GSC	MXN	2,132,104	53,596	—	53,596
MSCI Mexico Net MXN Index (Monthly)	Financing Index: Central Bank of Mexico Overnight TIIE Funding Rate - 0.65%	9/17/2026	GSC	MXN	290,312	76	—	76
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	9/18/2026	CITI	PLN	12,277,360	120,145	—	120,145
Subtotal Appreciation						$931,746	$ —	$931,746
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	7/30/2026	CITI	HKD	76,459,950	$(106,462)	$—	$(106,462)
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	8/12/2026	GSC	BRL	6,817,824	(12,577)	—	(12,577)
Financing Index: 1-Month HIBOR + 0.5%	MSCI China Net Return HKD Index (Monthly)	9/16/2026	CITI	HKD	3,294,175	(212,042)	—	(212,042)
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 0.65%	9/16/2026	CITI	PLN	493,292	(1,736)	—	(1,736)

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: South African Rand Overnight Index Average - 0.37%	9/16/2026	CITI	ZAR	8,081,386	$(29,931)	$—	$(29,931)
Subtotal Depreciation						$(362,748)	$ —	$(362,748)
Net Total Return Swaps outstanding at June 30, 2026						$568,998	$ —	$568,998
Total Return Basket Swap Agreements outstanding at June 30, 2026:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long equity positions and pays or receives the OBFR01 plus or minus a specified spread (-3.50% to 0.50%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	8 months maturity 11/16/2026	CITI	$41,451,794	$933,043	$—	$933,043

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Zhongji Innolight Co., Ltd. Class A	11,400	$2,169,863	$223,698	23.98%
Contemporary Amperex Technology Co., Ltd. Class A	32,260	1,875,260	(10,004)	(1.07)
Gigadevice Semiconducto Class A	12,400	1,508,958	625,336	67.02
VeriSilicon Microelectronics Class A	20,842	1,155,050	466,758	50.03
Industrial Bank Co., Ltd. Class A	439,700	1,073,350	(135,388)	(14.51)
Eoptolink Technology, Inc., Ltd. Class A	11,704	1,061,371	184,057	19.73
Cambricon Technologies Class A	4,060	960,925	215,830	23.13
Jiangsu Hengrui Pharmaceutical Class A	123,400	948,960	63,349	6.79
Piotech, Inc. Class A	7,083	901,577	225,223	24.14
Shengyi Technology Co., Ltd. Class A	34,700	894,997	118,058	12.65
Accelink Technologies Co., Ltd. Class A	20,200	775,007	162,209	17.39
China Petroleum & Chemical Class A	1,170,000	767,158	(70,832)	(7.59)
Suzhou Dongsan Precision Class A	19,400	759,082	134,432	14.41
Shanjin International Gold	267,500	673,544	(164,344)	(17.61)
China CSSC Holdings, Ltd. Class A	130,700	652,211	(22,802)	(2.44)
Shaanxi Coal Industry Co., Ltd. Class A	217,400	651,525	(191,081)	(20.48)
China Yangtze Power Co., Ltd. Class A	151,200	589,995	(42,864)	(4.59)
Petrochina Co., Ltd. Class A	430,000	547,535	(98,844)	(10.59)
Bank Of Shanghai Co., Ltd. Class A	427,900	547,167	(45,613)	(4.89)
Huaxia Bank Co., Ltd. Class A	551,607	519,265	(51,404)	(5.51)
Cosco Shipping Holdings Co. Class A	263,700	515,950	(37,346)	(4.00)
China Construction Bank Class A	350,500	497,105	(39,411)	(4.22)
Wuxi Apptec Co., Ltd. Class A	26,900	494,804	97,825	10.48
Huaneng Power International, Inc. Class A	436,900	489,467	(31,072)	(3.33)
Gree Electric Appliances I Class A	84,800	468,947	(14,636)	(1.57)
Ping An Bank Co., Ltd. Class A	315,700	467,774	(57,416)	(6.15)
Gf Securities Co., Ltd. Class A	128,500	444,358	62,465	6.69
Ganfeng Lithium Group Co., Ltd. Class A	45,700	442,574	(38,739)	(4.15)
Ping An Insurance Group Co. Class A	62,500	440,832	(58,776)	(6.30)
Jiangsu Zhongtian Technology Class A	48,100	434,815	88,831	9.52
Aluminum Corporation Of China, Ltd. Class A	355,200	434,169	(133,600)	(14.32)
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
New China Life Insurance Co. Class A	48,100	$424,096	$(13,439)	(1.44)%
China Minsheng Banking Class A	867,200	411,690	(54,223)	(5.81)
Shandong Gold Mining Co., Ltd. Class A	118,200	407,312	(78,851)	(8.45)
Jiangsu Eastern Shenghong Class A	236,700	400,218	(15,972)	(1.71)
Zhejiang Huayou Cobalt Co. Class A	54,400	389,230	(15,114)	(1.62)
NARI Technology Co., Ltd. Class A	113,200	382,004	6,901	0.74
Yutong Bus Co., Ltd. Class A	95,700	378,623	(27,757)	(2.97)
Shenergy Company Limited Class A	280,800	361,506	(38,713)	(4.15)
Foxconn Industrial Internet Class A	33,200	357,438	12,836	1.38
China Resources Sanjiu Medical Class A	104,000	345,015	(37,489)	(4.02)
Bank Of Jiangsu Co., Ltd. Class A	210,200	333,818	(36,086)	(3.87)
Luxshare Precision Industry Class A	31,600	329,878	24,551	2.63
Wuhan Guide Infrared Co., Ltd. Class A	160,800	315,741	5,876	0.63
Tianqi Lithium Corporation Class A	34,700	314,852	(6,134)	(0.66)
Yangtze Optical Fibre and Cable Joint Class A	3,700	302,576	47,347	5.07
Cmoc Group, Ltd. Class A	113,600	296,424	(24,879)	(2.67)
Anker Innovations Technology Class A	19,100	295,121	(29,250)	(3.13)
Zhejiang Nhu Co., Ltd. Class A	69,900	293,136	(18,161)	(1.95)
Yankuang Energy Group Co. Class A	109,400	286,051	(85,548)	(9.17)
Other	4,674,573	10,663,470	(106,751)	(11.47)
		$41,451,794	$933,043	100.00%

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$15,797,071	$15,686,823	$110,248	$—
Materials	184,019	184,019	—	—
Total Common Stocks	15,981,090	15,870,842	110,248	—
Foreign Common Stocks:
Brazil	35,917,928	35,917,928	—	—
Canada	4,630,239	4,630,239	—	—
Chile	3,927,118	3,927,118	—	—
China	128,545,021	21,209,720	107,335,301	—
India	127,158,372	21,606,437	105,551,935	—
Indonesia	11,270,318	3,159,040	8,111,278	—
Kazakhstan	5,287,878	5,018,168	269,710	—
Mexico	32,974,850	32,974,850	—	—
Netherlands	1,074,530	264,230	810,300	—
Peru	11,910,969	11,910,969	—	—
Qatar	1,324,194	559,044	765,150	—
Saudi Arabia	19,810,584	456,739	19,353,845	—
Singapore	2,801,321	1,100,284	1,701,037	—
South Africa	23,179,877	4,061,514	19,118,363	—
South Korea	264,027,301	471,260	263,556,041	—
Taiwan	303,517,983	9,233,469	294,284,514	—
Turkey	7,083,633	792,558	6,291,075	—
United Kingdom	27,679,399	2,847,328	24,832,071	—
Other^^	127,205,466	—	127,205,466	— **
Total Foreign Common Stocks	1,139,326,981	160,140,895	979,186,086	—
Foreign Preferred Stocks:
Brazil	10,183,657	10,183,657	—	—
South Korea	27,925,387	—	27,925,387	—
Total Foreign Preferred Stocks	38,109,044	10,183,657	27,925,387	—
Money Market Funds	59,105,323	59,105,323	—	—
Total Assets - Investments in Securities	$1,252,522,438	$245,300,717	$1,007,221,721	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$4,969,663	$—	$4,969,663	$—
Futures Contracts	830,112	830,112	—	—
Swap Agreements	1,864,789	—	1,864,789	—
Total Assets - Other Financial Instruments	$7,664,564	$830,112	$6,834,452	$ —
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(3,268,069)	$—	$(3,268,069)	$—
Futures Contracts	(467,278)	(467,278)	—	—
Swap Agreements	(362,748)	—	(362,748)	—
Total Liabilities - Other Financial Instruments	$(4,098,095)	$(467,278)	$(3,630,817)	$ —

^^	Classifications as defined in the Schedule of Investments.
**	Level 3 security has zero value.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

There were no transfers to or from Level 3 during the period ended June 30, 2026.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2026.

See Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Defensive Market Strategies® Fund	Equity Index Fund	Value Equity Index Fund	Value Equity Fund
Assets
Investments in securities of unaffiliated issuers, at value*	$1,179,517,831	$6,546,559,646	$597,506,599	$863,800,083
Investments in securities of affiliated issuers, at value	100,002,356	110,994,390	9,051,404	23,894,083
Total investments, at value(1), (2)	1,279,520,187	6,657,554,036	606,558,003	887,694,166
Cash	2,749,424	—	—	—
Cash collateral for derivatives	—	—	—	—
Deposits with broker for futures contracts	864,120	7,282,799	764,699	753,000
Foreign currency(3)	123,059	—	—	—
Receivables:
Dividends	812,130	2,702,188	428,346	903,863
Reclaims	28,759	—	—	52,343
Interest	3,375,275	—	—	—
Securities lending	27,201	66,778	2,652	6,187
From adviser	—	—	99	—
Investment securities sold	5,401,358	—	—	185,098
Fund shares sold	354,455	1,549,352	492,041	66,294
Variation margin on centrally cleared swaps	—	—	—	—
Variation margin on futures contracts	—	643,838	14,576	54,661
Unrealized appreciation on foreign currency exchange contracts	—	—	—	30,596
Unrealized appreciation on swap agreements	—	—	—	—
Prepaid expenses and other assets	40,953	76,281	20,515	28,220
Total Assets	1,293,296,921	6,669,875,272	608,280,931	889,774,428
Liabilities
Cash Overdraft	—	424	657	—
Options written, at value(4)	8,433,678	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	4,657
Unrealized depreciation on swap agreements	—	—	—	—
Collateral held for securities on loan, at value	—	17,576,916	11,864,396	10,493,254
Collateral from counterparty	—	—	—	—
Payables:
Investment securities purchased	5,292,341	—	—	122,487
Fund shares redeemed	417,445	2,564,210	570,970	685,124
Variation margin on centrally cleared swaps	—	—	—	—
Variation margin on futures contracts	1,119	—	—	—
Foreign capital gains taxes	—	—	—	—
Accrued expenses:
Investment advisory fees	580,437	465,418	45,865	429,739
Shareholder servicing fees	59,416	380,200	11,096	80,377
Director fees	4,114	16,750	455	3,513
Other expenses	207,829	698,790	131,803	154,632
Total Liabilities	14,996,379	21,702,708	12,625,242	11,973,783
Commitments and contingencies	—	—	— (5)	—
Net Assets	$1,278,300,542	$6,648,172,564	$595,655,689	$877,800,645
Net Assets Consist of:
Paid-in-capital	$1,189,424,079	$3,000,040,186	$478,994,497	$678,470,115
Distributable earnings (loss)	88,876,463	3,648,132,378	116,661,192	199,330,530
Net Assets	$1,278,300,542	$6,648,172,564	$595,655,689	$877,800,645
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$987,490,097	$4,780,394,462	$538,795,752	$486,084,292
Institutional shares outstanding	80,562,787	64,938,702	36,520,393	25,052,333
Net asset value, offering and redemption price per Institutional share	$12.26	$73.61	$14.75	$19.40
Net assets applicable to the Investor Class	$290,810,445	$1,867,778,102	$56,859,937	$391,716,353
Investor shares outstanding	23,778,780	25,389,387	3,853,989	20,235,978
Net asset value, offering and redemption price per Investor share	$12.23	$73.57	$14.75	$19.36

(1)Investments in securities of unaffiliated issuers, at cost*	$1,136,638,307	$2,939,007,205	$539,985,420	$762,713,447
Investments in securities of affiliated issuers, at cost	100,002,356	110,994,390	9,051,404	23,894,083
Total investments, at cost	$1,236,640,663	$3,050,001,595	$549,036,824	$786,607,530
(2)Includes securities loaned of:	$245,542,397	$149,678,210	$20,333,040	$46,768,677
(3)Foreign currency, at cost	$126,570	$—	$—	$—
(4)Premiums received on options written	$12,447,064	$—	$—	$—
(5)See Note 3c in Notes to Financial Statements.
(6)Net of $0 and $(1,572,390) accrued foreign capital gains taxed on appreciated securities for International Equity Fund and Emerging Markets Equity Fund, respectively.
* Includes Purchased Options

See Notes to Financial Statements.

Growth Equity Index Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund	Emerging Markets Equity Fund

$775,617,505	$1,440,948,051	$1,053,037,670	$2,040,056,145	$1,213,349,417	$1,210,861,184
17,556,098	94,634,557	46,279,381	81,525,254	71,014,270	41,661,254
793,173,603	1,535,582,608	1,099,317,051	2,121,581,399	1,284,363,687	1,252,522,438
—	—	—	—	—	24,402,269
—	—	—	—	25,439,188	19,789,542
1,238,284	6,612,000	883,000	3,805,640	10,428,792	9,438,823
—	—	—	9,028,050	7,079,276	4,490,241

164,984	479,746	583,574	2,220,132	2,473,495	2,351,729
—	—	—	3,895,328	5,848,702	12,303
—	—	—	—	—	—
1,396	842	35,718	21,558	5,608	38,103
—	—	—	—	—	—
—	50,941,976	9,999,783	217,205	3,340,474	4,601,429
212,701	173,867	450,396	1,016,241	251,990	590,827
—	—	—	—	791,576	1,557,637
364,215	1,074,498	54,000	342,751	—	712,829
—	—	7,768	—	6,075,426	4,969,663
—	—	—	—	5,003,188	1,864,789
26,754	42,261	38,114	37,500	46,495	67,960
795,181,937	1,594,907,798	1,111,369,404	2,142,165,804	1,351,147,897	1,327,410,582

78,330	263,926	568,777	3,705	172,568	—
—	—	—	—	—	—
—	—	123	—	7,198,549	3,268,069
—	—	—	—	4,691,199	362,748
4,482,981	4,371,686	53,425,932	62,385,139	14,513,469	17,444,069
—	—	—	—	—	2,936,820

—	62,483,083	8,439,905	—	906,044	1,670,365
1,490,307	891,641	535,561	857,075	943,333	893,299
—	—	—	—	43,623	—
—	—	—	—	955	—
—	—	—	—	—	1,572,390

58,788	761,958	641,776	192,599	832,112	879,938
30,236	162,948	60,238	56,477	70,719	56,123
1,164	6,051	3,441	5,029	4,135	3,452
159,696	208,230	207,739	425,405	555,152	796,579
6,301,502	69,149,523	63,883,492	63,925,429	29,931,858	29,883,852
— (5)	—	—	— (5)	—	— (5)
$788,880,435	$1,525,758,275	$1,047,485,912	$2,078,240,375	$1,321,216,039	$1,297,526,730

$582,532,091	$972,813,185	$804,379,565	$1,500,971,701	$962,029,697	$816,599,752
206,348,344	552,945,090	243,106,347	577,268,674	359,186,342 (6)	480,926,978 (6)
$788,880,435	$1,525,758,275	$1,047,485,912	$2,078,240,375	$1,321,216,039	$1,297,526,730

$641,347,494	$734,158,663	$742,837,488	$1,797,730,433	$967,397,917	$1,017,606,903
32,620,916	27,028,939	36,432,432	114,984,895	56,475,097	63,978,626
$19.66	$27.16	$20.39	$15.63	$17.13	$15.91
$147,532,941	$791,599,612	$304,648,424	$280,509,942	$353,818,122	$279,919,827
7,509,652	30,329,289	15,176,125	17,963,410	20,735,967	17,713,758
$19.65	$26.10	$20.07	$15.62	$17.06	$15.80

$617,250,592	$1,099,440,409	$937,281,323	$1,509,323,125	$1,023,721,848	$846,200,330
17,556,098	94,634,557	46,279,381	81,525,254	71,014,270	41,661,254
$634,806,690	$1,194,074,966	$983,560,704	$1,590,848,379	$1,094,736,118	$887,861,584
$6,830,607	$12,561,361	$336,737,885	$108,277,406	$23,389,868	$45,572,115
$—	$—	$—	$9,132,989	$8,835,309	$5,218,611
$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	Defensive Market Strategies® Fund	Equity Index Fund	Value Equity Index Fund	Value Equity Fund
Investment Income
Dividends	$1,975,644	$35,760,683	$3,793,460	$9,138,684
Income distributions received from affiliated funds	2,616,653	2,025,577	189,359	683,986
Interest	10,711,601	149,108	10,932	26,570
Securities lending, net	127,730	274,887	10,905	41,402
Less foreign taxes withheld	(4,424)	(231,763)	(12,037)	—
Total Investment Income	15,427,204	37,978,492	3,992,619	9,890,642
Expenses
Investment advisory fees	3,607,312	2,662,224	208,102	2,797,634
Transfer agent fees:
Institutional shares	5,444	6,047	4,548	4,843
Investor shares	20,861	53,459	15,642	18,158
Custodian fees	27,356	34,139	15,468	19,346
Shareholder servicing fees:
Investor shares	351,540	2,164,932	56,931	464,974
Accounting and administration fees	107,952	429,015	50,060	88,135
Professional fees	75,283	59,553	59,047	59,118
Blue sky fees:
Institutional shares	9,902	17,632	9,754	9,793
Investor shares	9,059	21,894	7,891	11,204
Shareholder reporting fees:
Institutional shares	2,273	6,617	112	2,300
Investor shares	11,191	28,984	1,994	6,929
Directors expenses	14,427	67,683	3,146	12,382
Line of credit facility fees	2,040	5,685	316	1,136
Index license fees	7,822	377,190	19,206	6,045
Other expenses	66,635	85,103	15,305	40,793
Recoupment of prior expenses reduced by the Adviser	—	—	101,437	—
Total Expenses	4,319,097	6,020,157	568,959	3,542,790
Expenses waived/reimbursed(1)	—	—	(8,903)	—
Fees paid indirectly	(1,079)	—	—	(2,496)
Net Expenses	4,318,018	6,020,157	560,056	3,540,294
Net Investment Income	11,109,186	31,958,335	3,432,563	6,350,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities (net of capital gains taxes of $204 and $(1,023,987) for International Equity Fund and Emerging Markets Equity Fund, respectively)	31,794,150	22,457,771	57,750,852	104,522,581
Futures transactions	(1,809,475)	7,006,488	711,988	1,989,238
Swap agreements	—	—	—	—
Option contracts written	22,826,650	—	—	—
Option contracts purchased	15,561,176	—	—	—
Forward foreign currency contracts	—	—	—	1,010,802
Foreign currency	(7,259)	—	—	(363,539)
Net realized gain	68,365,242	29,464,259	58,462,840	107,159,082
Net change in unrealized appreciation (depreciation) on:
Investment securities (net of estimated capital gains taxes of $0 and $2,394,319 for International Equity Fund and Emerging Markets Equity Fund, respectively)	(16,488,208)	526,308,670	12,623,989	(37,473,604)
Futures	995,719	2,355,725	162,050	11,432
Swap agreements	—	—	—	—
Option contracts written	1,598,983	—	—	—
Option contracts purchased	6,493,182	—	—	—
Forward foreign currency contracts	—	—	—	112,435
Foreign currency	(44,813)	—	—	(1,492)
Net change in unrealized appreciation (depreciation)	(7,445,137)	528,664,395	12,786,039	(37,351,229)
Net Realized and Unrealized Gain	60,920,105	558,128,654	71,248,879	69,807,853
Net Increase in Net Assets Resulting from Operations	$72,029,291	$590,086,989	$74,681,442	$76,158,201

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Equity Index Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund	Emerging Markets Equity Fund

$1,679,684	$4,233,515	$4,163,277	$35,316,846	$20,207,703	$11,533,672
227,121	1,130,521	1,758,983	1,564,477	1,282,231	532,175
12,496	32,893	134,088	54,967	38,601	218,654
6,173	33,843	205,124	204,874	46,428	176,695
(3,018)	(35,218)	(22,429)	(4,548,436)	(2,530,205)	(1,329,268)
1,922,456	5,395,554	6,239,043	32,592,728	19,044,758	11,131,928

279,519	4,928,856	3,569,267	1,002,933	5,255,115	4,551,849

4,581	5,061	5,593	4,966	5,675	5,527
17,371	25,209	23,495	16,455	27,851	20,004
17,194	22,905	65,488	145,148	256,237	693,834

170,189	976,161	358,384	248,375	521,993	283,857
60,545	132,654	84,300	143,007	118,388	98,831
59,112	59,256	69,654	68,027	74,297	74,242

9,757	9,509	9,483	12,038	10,996	10,685
8,665	11,133	10,890	10,616	14,153	11,198

60	2,896	4,490	2,611	3,318	3,417
5,092	13,344	14,083	3,125	12,851	9,151
4,942	21,204	10,604	19,543	16,145	11,485
874	2,401	2,160	864	2,279	1,776
24,962	9,464	6,760	250,542	8,582	28,903
17,953	62,215	71,455	34,560	62,211	87,139
84,516	—	—	40,009	—	49,531
765,332	6,282,268	4,306,106	2,002,819	6,390,091	5,941,429
—	—	—	—	—	(14,821)
—	(18,607)	(35,994)	—	(756)	(255)
765,332	6,263,661	4,270,112	2,002,819	6,389,335	5,926,353
1,157,124	(868,107)	1,968,931	30,589,909	12,655,423	5,205,575

45,897,368	250,578,157	118,341,013	47,383,206	152,088,448	95,976,102
1,478,112	3,150,746	14,641,951	8,632,093	5,247,222	14,261,871
—	—	—	—	(8,053,326)	16,719,715
—	—	—	—	—	—
—	—	—	—	—	—
—	—	57,569	—	1,662,065	(4,498,124)
—	—	(14,870)	(141,880)	(107,949)	(838,428)
47,375,480	253,728,903	133,025,663	55,873,419	150,836,460	121,621,136

17,617,783	(252,307,504)	31,875,239	91,823,140	(61,289,963)	157,174,841
498,944	1,639,739	1,089,294	(71,261)	1,575,272	(249,294)
—	—	—	—	(988,105)	83,578
—	—	—	—	—	—
—	—	—	—	—	—
—	—	13,988	—	(891,070)	3,027,835
—	—	—	(292,094)	(444,162)	(451,992)
18,116,727	(250,667,765)	32,978,521	91,459,785	(62,038,028)	159,584,968
65,492,207	3,061,138	166,004,184	147,333,204	88,798,432	281,206,104
$66,649,331	$2,193,031	$167,973,115	$177,923,113	$101,453,855	$286,411,679
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Defensive Market Strategies® Fund		Equity Index Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
	06/30/26	12/31/25	06/30/26	12/31/25
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$11,109,186	$24,585,164	$31,958,335	$58,841,626
Net realized gain on investment securities, foreign currency and derivatives	68,365,242	85,055,903	29,464,259	24,129,362
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	(7,445,137)	20,276,454	528,664,395	781,684,657
Net increase in net assets resulting from operations	72,029,291	129,917,521	590,086,989	864,655,645
Distributions to Shareholders:
Distributions paid
Institutional shares	(13,457,826)	(94,603,012)	(21,382,656)	(64,831,679)
Investor shares	(3,621,996)	(26,573,674)	(6,342,805)	(22,535,162)
Return of capital
Institutional shares	—	—	—	—
Investor shares	—	—	—	—
Total distributions	(17,079,822)	(121,176,686)	(27,725,461)	(87,366,841)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	54,123,684	90,246,207	357,636,512	664,888,788
Investor shares	14,706,125	24,168,566	122,447,440	438,875,198
Reinvestment of dividends and distributions
Institutional shares	13,433,489	94,431,163	21,186,261	64,212,420
Investor shares	3,602,587	26,370,474	6,271,637	22,343,015
Total proceeds from shares sold and reinvested	85,865,885	235,216,410	507,541,850	1,190,319,421
Value of shares redeemed
Institutional shares	(56,358,432)	(385,088,877)	(292,460,920)	(391,097,153)
Investor shares	(21,144,987)	(156,947,854)	(108,708,966)	(197,148,413)
Total value of shares redeemed	(77,503,419)	(542,036,731)	(401,169,886)	(588,245,566)
Net increase (decrease) from capital share transactions(1)	8,362,466	(306,820,321)	106,371,964	602,073,855
Total increase (decrease) in net assets	63,311,935	(298,079,486)	668,733,492	1,379,362,659
Net Assets:
Beginning of Period	1,214,988,607	1,513,068,093	5,979,439,072	4,600,076,413
End of Period	$1,278,300,542	$1,214,988,607	$6,648,172,564	$5,979,439,072

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Value Equity Index Fund		Value Equity Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/26	12/31/25	06/30/26	12/31/25
(Unaudited)		(Unaudited)

$3,432,563	$3,788,173	$6,350,348	$15,807,746
58,462,840	7,685,480	107,159,082	134,664,328
12,786,039	18,477,545	(37,351,229)	(8,393,847)
74,681,442	29,951,198	76,158,201	142,078,227

(3,130,830)	(9,616,603)	(19,136,186)	(102,651,100)
(263,137)	(1,336,513)	(14,999,356)	(49,222,545)

—	—	—	—
—	—	—	—
(3,393,967)	(10,953,116)	(34,135,542)	(151,873,645)

284,977,597	57,770,021	30,752,422	90,831,200
24,755,674	21,120,432	30,836,869	38,749,268

3,130,306	9,602,082	19,057,659	102,413,849
263,137	1,336,513	14,974,334	49,134,236
313,126,714	89,829,048	95,621,284	281,128,553

(43,908,587)	(23,336,377)	(325,622,204)	(122,496,361)
(7,958,403)	(10,599,194)	(26,861,594)	(124,430,606)
(51,866,990)	(33,935,571)	(352,483,798)	(246,926,967)
261,259,724	55,893,477	(256,862,514)	34,201,586
332,547,199	74,891,559	(214,839,855)	24,406,168

263,108,490	188,216,931	1,092,640,500	1,068,234,332
$595,655,689	$263,108,490	$877,800,645	$1,092,640,500
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Index Fund		Growth Equity Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
	06/30/26	12/31/25	06/30/26	12/31/25
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$1,157,124	$1,001,809	$(868,107)	$(3,066,817)
Net realized gain on investment securities, foreign currency and derivatives	47,375,480	17,197,300	253,728,903	229,807,724
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	18,116,727	39,184,986	(250,667,765)	(6,422,837)
Net increase in net assets resulting from operations	66,649,331	57,384,095	2,193,031	220,318,070
Distributions to Shareholders:
Distributions paid
Institutional shares	(5,480,491)	(8,827,252)	(14,415,636)	(129,694,304)
Investor shares	(1,101,119)	(4,734,147)	(16,251,010)	(110,759,999)
Return of capital
Institutional shares	—	—	—	—
Investor shares	—	—	—	—
Total distributions	(6,581,610)	(13,561,399)	(30,666,646)	(240,454,303)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	373,600,294	88,414,006	78,715,627	244,877,075
Investor shares	24,254,182	60,530,422	25,808,860	55,941,614
Reinvestment of dividends and distributions
Institutional shares	5,479,851	8,823,488	14,384,587	129,492,525
Investor shares	1,100,791	4,733,857	16,230,752	110,593,784
Total proceeds from shares sold and reinvested	404,435,118	162,501,773	135,139,826	540,904,998
Value of shares redeemed
Institutional shares	(54,796,400)	(49,408,574)	(398,780,892)	(167,980,562)
Investor shares	(33,156,505)	(39,343,437)	(92,304,375)	(213,165,895)
Total value of shares redeemed	(87,952,905)	(88,752,011)	(491,085,267)	(381,146,457)
Net increase (decrease) from capital share transactions(1)	316,482,213	73,749,762	(355,945,441)	159,758,541
Total increase (decrease) in net assets	376,549,934	117,572,458	(384,419,056)	139,622,308
Net Assets:
Beginning of Period	412,330,501	294,758,043	1,910,177,331	1,770,555,023
End of Period	$788,880,435	$412,330,501	$1,525,758,275	$1,910,177,331

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Small Cap Equity Fund		International Equity Index Fund		International Equity Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/26	12/31/25	06/30/26	12/31/25	06/30/26	12/31/25
(Unaudited)		(Unaudited)		(Unaudited)

$1,968,931	$4,343,963	$30,589,909	$36,430,498	$12,655,423	$18,380,316
133,025,663	70,088,258	55,873,419	11,407,109	150,836,460	154,683,482
32,978,521	(19,580,802)	91,459,785	336,034,995	(62,038,028)	160,211,561
167,973,115	54,851,419	177,923,113	383,872,602	101,453,855	333,275,359

—	(56,365,165)	—	(86,904,388)	—	(94,877,866)
—	(29,860,990)	—	(4,524,129)	—	(48,554,984)

—	—	—	(1,766,348)	—	—
—	—	—	(69,778)	—	—
—	(86,226,155)	—	(93,264,643)	—	(143,432,850)

127,267,459	128,699,216	240,336,995	162,782,574	61,463,794	101,302,975
22,120,346	36,356,814	193,746,578	65,802,552	42,428,321	92,217,627

—	56,188,713	—	87,984,586	—	93,891,693
—	29,714,321	—	4,587,306	—	48,309,175
149,387,805	250,959,064	434,083,573	321,157,018	103,892,115	335,721,470

(50,115,688)	(177,455,920)	(158,629,069)	(194,551,510)	(147,810,922)	(177,367,162)
(63,405,033)	(53,419,501)	(19,127,180)	(14,932,251)	(224,456,428)	(72,174,997)
(113,520,721)	(230,875,421)	(177,756,249)	(209,483,761)	(372,267,350)	(249,542,159)
35,867,084	20,083,643	256,327,324	111,673,257	(268,375,235)	86,179,311
203,840,199	(11,291,093)	434,250,437	402,281,216	(166,921,380)	276,021,820

843,645,713	854,936,806	1,643,989,938	1,241,708,722	1,488,137,419	1,212,115,599
$1,047,485,912	$843,645,713	$2,078,240,375	$1,643,989,938	$1,321,216,039	$1,488,137,419
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Equity Fund
	For the Six Months Ended	For the Year Ended
	06/30/26	12/31/25
	(Unaudited)
Operations:
Net investment income	$5,205,575	$10,933,911
Net realized gain on investment securities, foreign currency and derivatives	121,621,136	83,245,528
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	159,584,968	157,795,243
Net increase in net assets resulting from operations	286,411,679	251,974,682
Distributions to Shareholders:
Distributions paid
Institutional shares	—	(29,112,245)
Investor shares	—	(6,441,427)
Return of capital
Institutional shares	—	—
Investor shares	—	—
Total distributions	—	(35,553,672)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	212,720,059	53,776,727
Investor shares	81,609,203	53,336,511
Reinvestment of dividends and distributions
Institutional shares	—	29,090,747
Investor shares	—	6,425,245
Total proceeds from shares sold and reinvested	294,329,262	142,629,230
Value of shares redeemed
Institutional shares	(176,478,606)	(144,884,351)
Investor shares	(39,238,913)	(31,525,485)
Total value of shares redeemed	(215,717,519)	(176,409,836)
Net increase (decrease) from capital share transactions(1)	78,611,743	(33,780,606)
Total increase in net assets	365,023,422	182,640,404
Net Assets:
Beginning of Period	932,503,308	749,862,904
End of Period	$1,297,526,730	$932,503,308

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Defensive Market Strategies® Fund
Institutional Class
2026(1)	$11.73	$0.11	$0.59	$0.70	$(0.11)	$(0.06)	$(0.17)	$12.26	5.96%	$987,490	0.64%(2)	0.64%	1.88%	238%
2025	11.73	0.23	0.96	1.19	(0.27)	(0.92)	(1.19)	11.73	10.46	933,839	0.65	0.65	1.96	68
2024	11.54	0.28	1.08	1.36	(0.38)	(0.79)	(1.17)	11.73	11.71	1,127,769	0.64 (2)	0.64	2.34	86
2023	10.60	0.24	0.96	1.20	(0.26)	—	(0.26)	11.54	11.43	1,010,266	0.65	0.65	2.17	68
2022	14.30	0.08	(1.75)	(1.67)	(0.05)	(1.98)	(2.03)	10.60	(11.19)	907,990	0.66	0.66	0.69	36
2021	14.14	0.07	1.62	1.69	(0.11)	(1.42)	(1.53)	14.30	12.15	1,049,002	0.65	0.65	0.48	79
Investor Class
2026(1)	$11.70	$0.10	$0.58	$0.68	$(0.09)	$(0.06)	$(0.15)	$12.23	5.85%	$290,811	0.92%(2)	0.92%	1.60%	238%
2025	11.71	0.20	0.96	1.16	(0.25)	(0.92)	(1.17)	11.70	10.12	281,150	0.93	0.93	1.68	68
2024	11.53	0.25	1.07	1.32	(0.35)	(0.79)	(1.14)	11.71	11.34	385,299	0.91 (2)	0.91	2.07	86
2023	10.59	0.21	0.96	1.17	(0.23)	—	(0.23)	11.53	11.15	372,124	0.92	0.92	1.89	68
2022	14.30	0.05	(1.75)	(1.70)	(0.03)	(1.98)	(2.01)	10.59	(11.40)	356,132	0.93	0.93	0.40	36
2021	14.15	0.03	1.61	1.64	(0.07)	(1.42)	(1.49)	14.30	11.79	454,854	0.92	0.92	0.21	79

Equity Index Fund
Institutional Class
2026(1)	$67.40	$0.38	$6.16	$6.54	$(0.31)	$(0.02)	$(0.33)	$73.61	9.70%	$4,780,395	0.12%	0.12%	1.10%	3%
2025	58.51	0.73	9.20	9.93	(0.69)	(0.35)	(1.04)	67.40	17.06	4,287,246	0.12	0.12	1.18	2
2024	48.63	0.72	11.40	12.12	(0.71)	(1.53)	(2.24)	58.51	24.87	3,389,415	0.12	0.12	1.30	4
2023	40.02	0.69	9.84	10.53	(0.66)	(1.26)	(1.92)	48.63	26.51	2,820,628	0.12	0.12	1.54	5
2022	50.59	0.62	(10.10)	(9.48)	(0.61)	(0.48)	(1.09)	40.02	(18.70)	2,226,390	0.12	0.12	1.45	4
2021	40.83	0.56	10.86	11.42	(0.54)	(1.12)	(1.66)	50.59	28.28	2,403,001	0.12	0.12	1.21	4
Investor Class
2026(1)	$67.37	$0.29	$6.16	$6.45	$(0.23)	$(0.02)	$(0.25)	$73.57	9.57%	$1,867,778	0.38%	0.38%	0.84%	3%
2025	58.51	0.57	9.20	9.77	(0.56)	(0.35)	(0.91)	67.37	16.78	1,692,193	0.39	0.39	0.92	2
2024	48.65	0.57	11.39	11.96	(0.57)	(1.53)	(2.10)	58.51	24.53	1,210,661	0.39	0.39	1.03	4
2023	40.05	0.57	9.83	10.40	(0.54)	(1.26)	(1.80)	48.65	26.16	938,776	0.39	0.39	1.28	5
2022	50.61	0.51	(10.10)	(9.59)	(0.49)	(0.48)	(0.97)	40.05	(18.91)	761,420	0.39	0.39	1.17	4
2021	40.85	0.44	10.86	11.30	(0.42)	(1.12)	(1.54)	50.61	27.95	933,551	0.39	0.39	0.95	4

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2026, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)	The ratio for the Defensive Market Strategies® Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the year 2024 and six months ended June 30, 2026.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Value Equity Index Fund
Institutional Class
2026(1)	$12.78	$0.11	$1.94	$2.05	$(0.07)	$(0.01)	$(0.08)	$14.75	16.08%	$538,796	0.22%	0.22%	1.57%	32%
2025	11.67	0.22	1.46	1.68	(0.20)	(0.37)	(0.57)	12.78	14.47	229,609	0.25	0.25	1.79	20
2024	10.86	0.23	1.34	1.57	(0.22)	(0.54)	(0.76)	11.67	14.31	168,858	0.23	0.25	1.95	31
2023	10.11	0.23	0.97	1.20	(0.22)	(0.23)	(0.45)	10.86	12.04	162,254	0.20	0.25	2.17	21
2022(2)	10.00	0.07	0.11	0.18	(0.07)	—	(0.07)	10.11	1.84	140,881	0.20	0.44	2.18	3
Investor Class
2026(1)	$12.78	$0.09	$1.95	$2.04	$(0.06)	$(0.01)	$(0.07)	$14.75	15.97%	$56,860	0.50%	0.54%	1.37%	32%
2025	11.68	0.19	1.46	1.65	(0.18)	(0.37)	(0.55)	12.78	14.15	33,499	0.50	0.66	1.54	20
2024	10.87	0.20	1.34	1.54	(0.19)	(0.54)	(0.73)	11.68	14.04	19,359	0.49	0.76	1.69	31
2023	10.13	0.20	0.96	1.16	(0.19)	(0.23)	(0.42)	10.87	11.68	13,008	0.47	0.80	1.91	21
2022(2)	10.00	0.07	0.11	0.18	(0.05)	—	(0.05)	10.13	1.77	9,072	0.47	2.00	1.95	3

Value Equity Fund
Institutional Class
2026(1)	$18.48	$0.14	$1.57	$1.71	$(0.17)	$(0.62)	$(0.79)	$19.40	9.24%	$486,084	0.64%(3)	0.64%	1.44%	36%
2025	18.77	0.31	2.26	2.57	(0.27)	(2.59)	(2.86)	18.48	14.23	737,586	0.63 (3)	0.63	1.63	67
2024	17.97	0.32	2.64	2.96	(0.29)	(1.87)	(2.16)	18.77	16.12	674,215	0.64 (3)	0.64	1.62	62
2023	17.02	0.32	1.50	1.82	(0.27)	(0.60)	(0.87)	17.97	10.89	616,544	0.66 (3)	0.66	1.81	38
2022	21.37	0.32	(1.64)	(1.32)	(0.48)	(2.55)	(3.03)	17.02	(5.96)	558,078	0.64 (3)	0.64	1.60	34
2021	19.35	0.30	4.38	4.68	(0.40)	(2.26)	(2.66)	21.37	24.61	971,586	0.64 (3)	0.64	1.35	38
Investor Class
2026(1)	$18.44	$0.11	$1.57	$1.68	$(0.14)	$(0.62)	$(0.76)	$19.36	9.14%	$391,716	0.91%(3)	0.91%	1.16%	36%
2025	18.75	0.26	2.25	2.51	(0.23)	(2.59)	(2.82)	18.44	13.89	355,055	0.90 (3)	0.90	1.36	67
2024	17.95	0.26	2.65	2.91	(0.24)	(1.87)	(2.11)	18.75	15.86	394,019	0.91 (3)	0.91	1.35	62
2023	17.01	0.27	1.50	1.77	(0.23)	(0.60)	(0.83)	17.95	10.55	365,347	0.92 (3)	0.92	1.54	38
2022	21.35	0.27	(1.63)	(1.36)	(0.43)	(2.55)	(2.98)	17.01	(6.16)	398,976	0.91 (3)	0.91	1.36	34
2021	19.34	0.24	4.37	4.61	(0.34)	(2.26)	(2.60)	21.35	24.27	437,067	0.90 (3)	0.90	1.09	38

Growth Equity Index Fund
Institutional Class
2026(1)	$18.71	$0.04	$1.08	$1.12	$(0.03)	$(0.14)	$(0.17)	$19.66	5.99%	$641,347	0.18%	0.18%	0.46%	34%
2025	16.38	0.07	2.92	2.99	(0.06)	(0.60)	(0.66)	18.71	18.31	263,002	0.25	0.25	0.39	20
2024	12.88	0.08	4.18	4.26	(0.07)	(0.69)	(0.76)	16.38	33.02	186,886	0.23	0.24	0.52	30
2023	9.20	0.09	3.77	3.86	(0.09)	(0.09)	(0.18)	12.88	42.00	162,618	0.20	0.25	0.83	21
2022(2)	10.00	0.03	(0.80)	(0.77)	(0.03)	(— )†	(0.03)	9.20	(7.68)	132,092	0.20	0.45	0.97	2
Investor Class
2026(1)	$18.70	$0.01	$1.09	$1.10	$(0.01)	$(0.14)	$(0.15)	$19.65	5.86%	$147,533	0.50%	0.50%	0.14%	34%
2025	16.38	0.02	2.92	2.94	(0.02)	(0.60)	(0.62)	18.70	18.03	149,329	0.50	0.50	0.14	20
2024	12.89	0.04	4.18	4.22	(0.04)	(0.69)	(0.73)	16.38	32.66	107,872	0.49	0.53	0.26	30
2023	9.22	0.06	3.77	3.83	(0.07)	(0.09)	(0.16)	12.89	41.60	47,199	0.47	0.61	0.54	21
2022(2)	10.00	0.02	(0.80)	(0.78)	(— )†	(— )†	—	9.22	(7.76)	7,159	0.47	2.23	0.74	2

Growth Equity Fund
Institutional Class
2026(1)	$27.17	$—†	$0.53	$0.53	$—	$(0.54)	$(0.54)	$27.16	1.95%	$734,159	0.64%(4)	0.65%	0.02%	36%
2025	27.38	(0.02)	3.58	3.56	—	(3.77)	(3.77)	27.17	13.17	1,065,121	0.65 (4)	0.65	(0.05)	45
2024	23.76	0.01	7.32	7.33	—	(3.71)	(3.71)	27.38	30.39	870,070	0.65 (4)	0.65	0.03	31
2023	17.56	0.02	7.35	7.37	(0.01)	(1.16)	(1.17)	23.76	42.22	759,563	0.66 (4)	0.66	0.11	41
2022	29.92	0.01	(10.32)	(10.31)	—	(2.05)	(2.05)	17.56	(34.50)	611,961	0.66 (4)	0.66	0.05	66
2021	30.63	(0.06)	5.44	5.38	—	(6.09)	(6.09)	29.92	17.68	1,108,031	0.68 (4)	0.68	(0.17)	25
Investor Class
2026(1)	$26.16	$(0.03)	$0.51	$0.48	$—	$(0.54)	$(0.54)	$26.10	1.83%	$791,599	0.90%(4)	0.91%	(0.24)%	36%
2025	26.56	(0.08)	3.45	3.37	—	(3.77)	(3.77)	26.16	12.85	845,056	0.90 (4)	0.90	(0.31)	45
2024	23.19	(0.06)	7.14	7.08	—	(3.71)	(3.71)	26.56	30.05	900,485	0.91 (4)	0.91	(0.23)	31
2023	17.20	(0.03)	7.18	7.15	—	(1.16)	(1.16)	23.19	41.81	749,727	0.92 (4)	0.92	(0.16)	41
2022	29.44	(0.04)	(10.15)	(10.19)	—	(2.05)	(2.05)	17.20	(34.66)	563,162	0.92 (4)	0.92	(0.21)	66
2021	30.29	(0.14)	5.38	5.24	—	(6.09)	(6.09)	29.44	17.41	979,600	0.94 (4)	0.94	(0.43)	25

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	For the six months ended June 30, 2026, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)
For the period August 31, 2022 (commencement of operations) through December 31, 2022. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

(3)
The ratio for the Value Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2021, 2022,
2023, 2024, 2025 and for the six months ended June 30, 2026.

(4)
The ratio for the Growth Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2021, 2022,
2023, 2024, and 2025 and 0.01% for the six months ended June 30, 2026.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Small Cap Equity Fund
Institutional Class
2026(1)	$17.04	$0.05	$3.30	$3.35	$—	$—	$—	$—	$20.39	19.66%	$742,837	0.86%(2)	0.87%	0.53%	162%
2025	17.87	0.11	0.99	1.10	(0.09)	(1.84)	—	(1.93)	17.04	6.06	549,330	0.93 (2)	0.93	0.61	88
2024	17.09	0.11	1.76	1.87	(0.08)	(1.01)	—	(1.09)	17.87	10.58	559,093	0.93 (2)	0.94	0.59	66
2023	15.29	0.11	2.14	2.25	(0.12)	(0.33)	—	(0.45)	17.09	14.90	461,184	0.92 (2)	0.93	0.66	54
2022	19.54	0.07	(3.54)	(3.47)	(0.06)	(0.72)	—	(0.78)	15.29	(17.80)	424,994	0.92 (2)	0.93	0.39	54
2021	18.67	0.02	4.03	4.05	(0.02)	(3.16)	—	(3.18)	19.54	22.09	519,549	0.90 (2)	0.91	0.08	54
Investor Class
2026(1)	$16.80	$0.02	$3.25	$3.27	$—	$—	$—	$—	$20.07	19.46%	$304,648	1.14%(2)	1.15%	0.24%	162%
2025	17.66	0.06	0.97	1.03	(0.05)	(1.84)	—	(1.89)	16.80	5.75	294,316	1.20 (2)	1.21	0.32	88
2024	16.90	0.05	1.76	1.81	(0.04)	(1.01)	—	(1.05)	17.66	10.32	295,844	1.21 (2)	1.22	0.31	66
2023	15.13	0.06	2.12	2.18	(0.08)	(0.33)	—	(0.41)	16.90	14.57	280,375	1.20 (2)	1.21	0.38	54
2022	19.35	0.03	(3.51)	(3.48)	(0.02)	(0.72)	—	(0.74)	15.13	(18.05)	260,960	1.19 (2)	1.20	0.12	54
2021	18.54	(0.04)	4.01	3.97	—	(3.16)	—	(3.16)	19.35	21.79	350,691	1.16 (2)	1.17	(0.18)	54

International Equity Index Fund
Institutional Class
2026(1)	$14.24	$0.24	$1.15	$1.39	$—	$—	$—	$—	$15.63	9.76%	$1,797,730	0.18%	0.18%	3.26%	13%
2025	11.49	0.34	3.26	3.60	(0.62)	(0.22)	(0.01)	(0.85)	14.24	31.42	1,557,268	0.20	0.20	2.54	5
2024	11.30	0.33	0.21	0.54	(0.35)	—	—	(0.35)	11.49	4.66	1,218,367	0.20	0.20	2.76	12
2023	9.87	0.32	1.46	1.78	(0.35)	—	—	(0.35)	11.30	18.08	906,219	0.20	0.20	2.92	9
2022	12.06	0.32	(2.21)	(1.89)	(0.26)	(0.04)	—	(0.30)	9.87	(15.69)	787,046	0.21	0.21	3.05	14
2021	11.53	0.31	0.88	1.19	(0.35)	(0.31)	—	(0.66)	12.06	10.43	833,894	0.22	0.22	2.52	18
Investor Class
2026(1)	$14.24	$0.26	$1.12	$1.38	$—	$—	$—	$—	$15.62	9.69%	$280,510	0.50%	0.50%	3.53%	13%
2025	11.51	0.28	3.27	3.55	(0.59)	(0.22)	(0.01)	(0.82)	14.24	30.96	86,722	0.50	0.55	2.06	5
2024	11.33	0.29	0.20	0.49	(0.31)	—	—	(0.31)	11.51	4.28	23,342	0.50	0.68	2.46	12
2023	9.89	0.28	1.48	1.76	(0.32)	—	—	(0.32)	11.33	17.87	15,799	0.50	0.69	2.60	9
2022(3)	10.43	0.15	(0.43)	(0.28)	(0.22)	(0.04)	—	(0.26)	9.89	(2.73)	8,074	0.50	1.45	2.36	14

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2026, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)
The ratio for the Small Cap Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2021,
2022, 2023, 2024, 2025 and for the six months ended June 30, 2026.

(3)
For the period April 29, 2022 (commencement of operations) through December 31, 2022. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
International Equity Fund
Institutional Class
2026(1)	$15.87	$0.16	$1.10	$1.26	$—	$—	$—	$—	$17.13	7.94%	$967,398	0.85%(2)	0.85%	2.01%	44%
2025	13.69	0.23	3.59	3.82	(0.38)	(1.26)	—	(1.64)	15.87	28.12	980,370	0.85	0.85	1.42	58
2024	13.91	0.21	0.77	0.98	(0.24)	(0.96)	—	(1.20)	13.69	6.71	833,058	0.84	0.84	1.44	59
2023	12.23	0.23	2.00	2.23	(0.32)	(0.23)	—	(0.55)	13.91	18.39	788,300	0.84 (3)	0.84 (3)	1.73	57
2022	14.85	0.19	(2.57)	(2.38)	(0.19)	(0.05)	—	(0.24)	12.23	(16.01)	732,342	0.85 (3)	0.85 (3)	1.52	58
2021	14.70	0.14	1.25	1.39	(0.18)	(1.06)	—	(1.24)	14.85	9.61	987,439	0.87 (3)	0.87 (3)	0.90	37
Investor Class
2026(1)	$15.83	$0.12	$1.11	$1.23	$—	$—	$—	$—	$17.06	7.77%	$353,818	1.12%(2)	1.12%	1.52%	44%
2025	13.67	0.18	3.59	3.77	(0.35)	(1.26)	—	(1.61)	15.83	27.78	507,767	1.12	1.12	1.15	58
2024	13.89	0.17	0.77	0.94	(0.20)	(0.96)	—	(1.16)	13.67	6.46	379,058	1.12	1.12	1.16	59
2023	12.22	0.20	1.99	2.19	(0.29)	(0.23)	—	(0.52)	13.89	18.03	339,406	1.12 (3)	1.12 (3)	1.47	57
2022	14.84	0.15	(2.56)	(2.41)	(0.16)	(0.05)	—	(0.21)	12.22	(16.25)	292,201	1.13 (3)	1.13 (3)	1.22	58
2021	14.69	0.10	1.25	1.35	(0.14)	(1.06)	—	(1.20)	14.84	9.35	358,216	1.14 (3)	1.14 (3)	0.64	37

Emerging Markets Equity Fund
Institutional Class
2026(1)	$12.31	$0.07	$3.53	$3.60	$—	$—	$—	$—	$15.91	29.16%	$1,017,607	1.04%(4)	1.04%	1.01%	35%
2025	9.50	0.15	3.14	3.29	(0.23)	(0.25)	—	(0.48)	12.31	34.85	752,143	1.05	1.08	1.36	62
2024	8.92	0.16	0.58	0.74	(0.16)	—	—	(0.16)	9.50	8.23	634,491	1.07 (4)	1.10	1.64	67
2023	8.21	0.17	0.73	0.90	(0.19)	—	—	(0.19)	8.92	11.07	687,675	1.08 (4)	1.08	1.97	63
2022	10.67	0.21	(2.49)	(2.28)	(0.16)	—	(0.02)	(0.18)	8.21	(21.38)	613,701	1.10 (4)	1.10	2.31	62
2021	12.33	0.11	(0.34)	(0.23)	(0.08)	(1.35)	—	(1.43)	10.67	(1.85)	714,818	1.04 (4)	1.04	0.86	62
Investor Class
2026(1)	$12.25	$0.05	$3.50	$3.55	$—	$—	$—	$—	$15.80	28.98%	$279,920	1.30%(4)	1.31%	0.76%	35%
2025	9.46	0.12	3.13	3.25	(0.21)	(0.25)	—	(0.46)	12.25	34.54	180,360	1.31	1.39	1.08	62
2024	8.88	0.14	0.57	0.71	(0.13)	—	—	(0.13)	9.46	7.99	115,372	1.33 (4)	1.41	1.42	67
2023	8.18	0.14	0.73	0.87	(0.17)	—	—	(0.17)	8.88	10.67	107,306	1.38 (4)	1.38	1.67	63
2022	10.63	0.18	(2.48)	(2.30)	(0.13)	—	(0.02)	(0.15)	8.18	(21.61)	94,276	1.40 (4)	1.40	2.00	62
2021	12.29	0.08	(0.34)	(0.26)	(0.05)	(1.35)	—	(1.40)	10.63	(2.12)	111,425	1.33 (4)	1.33	0.60	62

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2026, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)	The ratio for the International Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the six months ended June 30, 2026.
(3)	The ratio for the International Equity Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.00% for the years 2021, 2022 and 2023.
(4)	The ratio for the Emerging Markets Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2021, 2022, 2023, 2024 and six months ended June 30, 2026.

See Notes to Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 64.7%
Real Estate — 64.7%
Acadia Realty Trust REITΔ	104,966	$2,194,839
Agree Realty Corporation REITΔ	75,618	5,727,307
Alexandria Real Estate Equities, Inc. REIT	12,494	660,308
American Homes 4 Rent Class A REIT	81,168	2,720,751
Americold Realty Trust, Inc. REIT	53,844	846,428
Blackstone Digital Infrastructure Trust, Inc. REIT*	31,259	676,132
Brixmor Property Group, Inc. REIT	88,743	2,798,067
Broadstone Net Lease, Inc. REITΔ	35,289	729,424
BXP, Inc. REIT	29,630	1,964,765
Camden Property Trust REIT	29,768	3,408,138
CareTrust REIT, Inc.Δ	109,808	4,430,753
Cousins Properties, Inc. REIT	74,821	2,243,134
CTO Realty Growth, Inc. REIT	61,996	1,333,534
CubeSmart REIT	42,134	1,675,669
Curbline Properties Corporation REITΔ	141,440	4,299,776
DiamondRock Hospitality Co. REIT	128,825	1,569,088
Digital Realty Trust, Inc. REIT	53,776	9,657,094
EastGroup Properties, Inc. REIT	9,808	1,986,414
Equinix, Inc. REIT	17,505	18,247,037
Equity LifeStyle Properties, Inc. REIT	9,295	599,063
Equity Residential REIT	157,985	10,731,921
Essex Property Trust, Inc. REIT	15,272	4,453,162
Extra Space Storage, Inc. REIT	32,536	4,727,481
First Industrial Realty Trust, Inc. REIT	65,684	4,027,086
Getty Realty Corporation REITΔ	22,568	752,868
Healthcare Realty Trust, Inc. REIT	69,301	1,397,801
Healthpeak Properties, Inc. REIT	131,546	2,815,084
Host Hotels & Resorts, Inc. REIT	178,114	4,223,083
Invitation Homes, Inc. REIT	89,557	2,705,517
Iron Mountain, Inc. REIT	62,972	7,953,993
Janus Living, Inc. Class A-1 REITΔ	151,844	4,363,997
Macerich Co. (The) REITΔ	167,329	4,215,018
Mid-America Apartment Communities, Inc. REIT	8,822	1,225,729
National Storage Affiliates Trust REITΔ	74,532	3,314,438
NETSTREIT Corporation REITΔ	381,206	8,054,883
Piedmont Realty Trust, Inc. REIT*	92,875	849,806
Prologis, Inc. REIT	154,097	20,875,521
Public Storage REITΔ	20,034	6,377,023
Regency Centers Corporation REIT	25,186	2,008,332
Ryman Hospitality Properties, Inc. REIT	11,890	1,528,459
Simon Property Group, Inc. REIT	49,208	11,005,369
SL Green Realty Corporation REITΔ	26,536	1,373,769
STAG Industrial, Inc. REIT	38,362	1,460,058
Sun Communities, Inc. REITΔ	26,486	3,175,936
Ventas, Inc. REITΔ	59,522	5,285,554
Vornado Realty Trust REITΔ	44,703	1,756,828
Welltower, Inc. REIT	132,344	30,038,118
	Shares	Value
WP Carey, Inc. REIT	86,713	$6,199,979
		224,664,534
Total Common Stocks (Cost $195,476,111)		224,664,534
FOREIGN COMMON STOCKS — 33.1%
Australia — 5.8%
Charter Hall Group REIT	47,083	745,771
Dexus REIT	259,555	969,478
Gemlife Communities Group	66,819	213,001
Goodman Group REIT	379,028	8,177,993
HomeCo Daily Needs REIT	834,199	738,968
Ingenia Communities Group REIT	370,385	1,132,586
Lifestyle Communities, Ltd.*	22,033	80,391
Mirvac Group REIT	2,062,090	2,454,994
NEXTDC, Ltd.Δ*	113,517	1,150,032
Scentre Group REIT	1,411,223	3,761,746
Stockland REIT	248,824	701,683
		20,126,643
Belgium — 1.0%
Aedifica SA REIT	22,136	1,784,301
Montea NV REIT	2,799	214,038
Shurgard Self Storage, Ltd. REIT	8,865	259,404
VGP NV	4,927	474,970
Warehouses De Pauw CVA REITΔ	26,702	673,542
Xior Student Housing NV REIT	3,105	93,348
		3,499,603
Canada — 2.2%
Chartwell Retirement Residences	140,421	2,212,875
Granite Real Estate Investment Trust	24,760	1,672,489
RioCan Real Estate Investment Trust	141,217	2,259,273
Sienna Senior Living, Inc.Δ	85,558	1,320,546
		7,465,183
Finland — 0.0%
Lumo Kodit OYJ	11,881	100,828
France — 2.2%
Covivio SA REIT	20,306	1,243,389
Gecina SA REITΔ	4,301	361,379
ICADE REITΔ	3,248	71,243
Klepierre SA REITΔ	44,560	1,862,321
Unibail-Rodamco-Westfield REIT*	34,113	3,992,146
		7,530,478
Germany — 1.6%
Aroundtown SA*	53,397	141,952
LEG Immobilien SE	4,830	305,068
Sirius Real Estate, Ltd. REIT	733,931	941,397
TAG Immobilien AG	100,645	1,625,308
Vonovia SE	104,810	2,585,609
		5,599,334
Hong Kong — 2.7%
CK Asset Holdings, Ltd.	81,000	457,605
Hang Lung Properties, Ltd.	390,693	344,177
See Notes to Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Henderson Land Development Co., Ltd.Δ	101,536	$322,045
Hysan Development Co., Ltd.	78,000	164,565
Link REITΔ	890,450	4,155,147
Sino Land Co., Ltd.	235,084	308,768
Sun Hung Kai Properties, Ltd.	186,271	2,681,059
Swire Properties, Ltd.	107,600	282,621
Wharf Real Estate Investment Co., Ltd.	233,677	638,169
		9,354,156
Indonesia — 0.1%
Hongkong Land Holdings, Ltd.	72,801	518,641
Japan — 7.8%
CRE Logistics REIT, Inc.	507	438,408
Daiwa House REIT Investment CorporationΔ	1,186	879,982
Daiwa Securities Living Investments Corporation REIT	1,043	639,118
GLP J-REIT	558	472,040
Hoshino Resorts REIT, Inc.	344	508,411
Ichigo Office REIT Investment Corporation	1,741	998,258
Japan Hotel REIT Investment Corporation	177	86,618
Japan Metropolitan Fund Invest REITΔ	1,893	1,307,518
Japan Prime Realty Investment Corporation REIT	677	389,292
Japan Real Estate Investment Corporation REIT	804	573,291
KDX Realty Investment Corporation REIT	1,711	1,632,273
Keihanshin Building Co., Ltd.Δ	87,200	583,813
LaSalle Logiport REIT	212	190,548
Mitsubishi Estate Co., Ltd.	144,699	3,689,998
Mitsui Fudosan Co., Ltd.	578,762	5,364,211
Mitsui Fudosan Logistics Park, Inc. REITΔ	2,130	1,413,890
Nippon Building Fund, Inc. REITΔ	921	714,399
Nippon Prologis REIT, Inc.Δ	1,719	918,074
Nomura Real Estate Master Fund, Inc. REIT*	1,177	1,099,875
Orix JREIT, Inc.	1,182	709,790
SOSiLA Logistics REIT, Inc.Δ	279	194,839
Starts Proceed Investment Corporation REITΔ	154	179,211
Sumitomo Realty & Development Co., Ltd.	137,040	3,181,688
Tokyo Tatemono Co., Ltd.	29,884	609,711
Tokyu Fudosan Holdings Corporation	29,563	236,866
Yasuda Logistics Corporation	11,123	164,605
		27,176,727
Netherlands — 0.2%
CTP NV 144A	19,879	362,795
NSI NV REITΔ	8,310	164,080
		526,875
	Shares	Value
Norway — 0.0%
Entra ASA 144A	9,118	$97,273
Singapore — 2.9%
CapitaLand Ascendas REIT*	234,614	451,839
CapitaLand Integrated Commercial Trust REIT	1,727,266	3,169,520
CapitaLand Investment, Ltd.Δ	613,756	1,182,905
Centurion Accommodation REITΔ*	623,900	511,209
City Developments, Ltd.	72,366	435,401
Digital Core REIT Management Pte, Ltd.Δ	1,901,582	961,187
Hotel Properties, Ltd.	5,963	21,133
Lendlease Global Commercial REIT*	349,498	154,191
Mapletree Logistics Trust REIT	940,722	888,183
Mapletree Pan Asia Commercial Trust REIT	959,976	958,806
Suntec Real Estate Investment Trust	389,911	437,677
UOL Group, Ltd.	119,500	880,761
		10,052,812
Spain — 0.7%
Merlin Properties Socimi SA REIT	127,763	2,241,748
Neinor Homes SA 144AΔ*	13,657	257,017
		2,498,765
Sweden — 1.4%
Altra Fastigheter AB	11,055	78,755
Castellum ABΔ	77,608	1,019,440
Catena AB	20,087	862,595
Fabege ABΔ	36,738	281,648
Fastighets AB Balder, B Shares*	285,361	1,522,077
Intea Fastigheter AB	10,533	80,149
Pandox AB	16,220	289,724
Samhallsbyggnadsbolaget i Norden ABΔ*	72,869	26,528
Wihlborgs Fastigheter AB	75,606	586,765
		4,747,681
Switzerland — 1.4%
PSP Swiss Property AG	4,966	885,067
Swiss Prime Site AG	23,483	3,831,872
		4,716,939
United Kingdom — 3.1%
Big Yellow Group PLC REIT	42,753	511,418
British Land Co. PLC (The) REIT	347,268	1,902,679
Derwent London PLC REIT	5,216	134,293
Grainger PLC REIT	248,710	559,350
Great Portland Estates PLC REIT	49,077	215,870
Hammerson PLC REIT	76,419	375,212
Land Securities Group PLC REIT	54,847	472,515
LondonMetric Property PLC REIT	436,226	1,088,834
NewRiver REIT PLC	187,654	194,342
Picton Property Income, Ltd. REIT	156,940	148,011
Safestore Holdings PLC REIT	9,151	74,254
Segro PLC REIT	308,025	3,573,278
Shaftesbury Capital PLC REIT	63,170	115,717

See Notes to Financial Statements.

	Shares	Value
Tritax Big Box REIT PLC	295,990	$634,142
UNITE Group PLC (The) REIT	115,301	776,968
		10,776,883
Total Foreign Common Stocks (Cost $113,737,827)		114,788,821
MONEY MARKET FUNDS — 8.0%
Northern Institutional Liquid Assets Portfolio (Shares), 3.68%Ø§	20,774,567	20,774,567
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø∞	6,897,214	6,897,214
Total Money Market Funds (Cost $27,671,781)		27,671,781
TOTAL INVESTMENTS — 105.8% (Cost $336,885,719)		367,125,136
Liabilities in Excess of Other Assets — (5.8)%		(20,077,218)
NET ASSETS — 100.0%		$347,047,918
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	09/2026	36	$1,395,720	$(17,732)
MSCI EAFE Index	09/2026	3	471,795	1,620
Total Futures Contracts outstanding at June 30, 2026			$1,867,515	$(16,112)
See Notes to Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$224,664,534	$224,664,534	$—	$—
Foreign Common Stocks:
Australia	20,126,643	80,391	20,046,252	—
Belgium	3,499,603	199,606	3,299,997	—
Canada	7,465,183	7,465,183	—	—
Germany	5,599,334	941,397	4,657,937	—
Norway	97,273	97,273	—	—
Singapore	10,052,812	21,133	10,031,679	—
United Kingdom	10,776,883	398,021	10,378,862	—
Other^^	57,171,090	—	57,171,090	—
Total Foreign Common Stocks	114,788,821	9,203,004	105,585,817	—
Money Market Funds	27,671,781	27,671,781	—	—
Total Assets - Investments in Securities	$367,125,136	$261,539,319	$105,585,817	$ —
Other Financial Instruments***
Futures Contracts	$1,620	$1,620	$—	$—
Total Assets - Other Financial Instruments	$1,620	$1,620	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(17,732)	$(17,732)	$—	$—
Total Liabilities - Other Financial Instruments	$(17,732)	$(17,732)	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosures.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

Global Real Estate Securities Fund
Assets
Investments in securities of unaffiliated issuers, at value	$360,227,922
Investments in securities of affiliated issuers, at value	6,897,214
Total investments, at value(1), (2)	367,125,136
Deposits with broker for futures contracts	131,000
Foreign currency(3)	824,006
Receivables:
Dividends	1,454,088
Reclaims	122,288
Securities lending	6,489
Investment securities sold	1,031,264
Fund shares sold	142,230
Prepaid expenses and other assets	32,944
Total Assets	370,869,445
Liabilities
Cash Overdraft	2
Collateral held for securities on loan, at value	20,774,567
Payables:
Investment securities purchased	1,079,817
Fund shares redeemed	1,548,666
Variation margin on futures contracts	23,940
Accrued expenses:
Investment advisory fees	198,854
Shareholder servicing fees	20,184
Director fees	1,988
Other expenses	173,509
Total Liabilities	23,821,527
Net Assets	$347,047,918
Net Assets Consist of:
Paid-in-capital	$329,638,422
Distributable earnings (loss)	17,409,496
Net Assets	$347,047,918
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$246,718,246
Institutional shares outstanding	24,197,116
Net asset value, offering and redemption price per Institutional share	$10.20
Net assets applicable to the Investor Class	$100,329,672
Investor shares outstanding	9,798,071
Net asset value, offering and redemption price per Investor share	$10.24

(1)Investments in securities of unaffiliated issuers, at cost	$329,988,505
Investments in securities of affiliated issuers, at cost	6,897,214
Total investments, at cost	$336,885,719
(2)Includes securities loaned of:	$50,838,339
(3)Foreign currency, at cost	$825,268

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

Global Real Estate Securities Fund
Investment Income
Dividends	$6,644,968
Income distributions received from affiliated funds	115,792
Interest	837
Securities lending, net	34,149
Less foreign taxes withheld	(199,308)
Total Investment Income	6,596,438
Expenses
Investment advisory fees	1,157,079
Transfer agent fees:
Institutional shares	5,291
Investor shares	19,082
Custodian fees	78,122
Shareholder servicing fees:
Investor shares	118,877
Accounting and administration fees	44,344
Professional fees	69,369
Blue sky fees:
Institutional shares	9,176
Investor shares	8,423
Shareholder reporting fees:
Institutional shares	1,889
Investor shares	7,347
Directors expenses	4,655
Line of credit facility fees	1,380
Index license fees	19,412
Other expenses	22,397
Total Expenses	1,566,843
Fees paid indirectly	(10,832)
Net Expenses	1,556,011
Net Investment Income	5,040,427
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	12,232,196
Futures transactions	326,052
Forward foreign currency contracts	(63)
Foreign currency	(21,664)
Net realized gain	12,536,521
Net change in unrealized appreciation (depreciation) on:
Investment securities	16,570,047
Futures	(13,065)
Foreign currency	(2,901)
Net change in unrealized appreciation (depreciation)	16,554,081
Net Realized and Unrealized Gain	29,090,602
Net Increase in Net Assets Resulting from Operations	$34,131,029

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global Real Estate Securities Fund
	For the Six Months Ended	For the Year Ended
	06/30/26	12/31/25
	(Unaudited)
Operations:
Net investment income	$5,040,427	$7,922,828
Net realized gain on investment securities, foreign currency and derivatives	12,536,521	999,449
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	16,554,081	16,647,681
Net increase in net assets resulting from operations	34,131,029	25,569,958
Distributions to Shareholders:
Distributions paid
Institutional shares	(4,900,566)	(8,501,321)
Investor shares	(1,821,155)	(3,092,206)
Return of capital
Institutional shares	—	—
Investor shares	—	—
Total distributions	(6,721,721)	(11,593,527)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	20,558,169	34,523,304
Investor shares	10,492,105	15,078,989
Reinvestment of dividends and distributions
Institutional shares	4,859,542	8,431,474
Investor shares	1,807,497	3,063,818
Total proceeds from shares sold and reinvested	37,717,313	61,097,585
Value of shares redeemed
Institutional shares	(21,850,186)	(36,620,740)
Investor shares	(8,064,619)	(10,566,696)
Total value of shares redeemed	(29,914,805)	(47,187,436)
Net increase from capital share transactions(1)	7,802,508	13,910,149
Total increase in net assets	35,211,816	27,886,580
Net Assets:
Beginning of Period	311,836,102	283,949,522
End of Period	$347,047,918	$311,836,102

(1)	See Note 6 in Notes to Financial Statements.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Global Real Estate Securities Fund
Institutional Class
2026(1)	$9.39	$0.16	$0.85	$1.01	$(0.20)	$—	$(0.20)	$10.20	10.85%	$246,718	0.86%(2)	0.86%	3.15%	61%
2025	8.96	0.25	0.55	0.80	(0.37)	—	(0.37)	9.39	8.98	223,406	0.87 (2)	0.88	2.71	139
2024	8.94	0.23	0.03	0.26	(0.24)	—	(0.24)	8.96	3.09	206,793	0.88 (2)	0.88	2.50	153
2023	8.30	0.25	0.68	0.93	(0.26)	(0.03)	(0.29)	8.94	11.45	157,441	0.86 (2)	0.87	2.95	139
2022	11.53	0.22	(3.17)	(2.95)	(0.14)	(0.14)	(0.28)	8.30	(25.66)	164,351	0.83 (2)	0.84	2.30	102
2021	9.47	0.17	2.63	2.80	(0.40)	(0.34)	(0.74)	11.53	29.97	218,705	0.79 (2)	0.80	1.59	105
Investor Class
2026(1)	$9.43	$0.14	$0.86	$1.00	$(0.19)	$—	$(0.19)	$10.24	10.65%	$100,330	1.17%(2)	1.17%	2.86%	61%
2025	9.01	0.23	0.53	0.76	(0.34)	—	(0.34)	9.43	8.54	88,430	1.19 (2)	1.20	2.41	139
2024	8.98	0.19	0.06	0.25	(0.22)	—	(0.22)	9.01	2.87	77,157	1.20 (2)	1.20	2.13	153
2023	8.34	0.22	0.69	0.91	(0.24)	(0.03)	(0.27)	8.98	11.06	80,449	1.16 (2)	1.17	2.65	139
2022	11.58	0.19	(3.18)	(2.99)	(0.11)	(0.14)	(0.25)	8.34	(25.88)	80,561	1.12 (2)	1.13	1.97	102
2021	9.51	0.14	2.64	2.78	(0.37)	(0.34)	(0.71)	11.58	29.61	118,530	1.07 (2)	1.08	1.31	105

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2026, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)
The ratio for the Global Real Estate Securities Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2021, 2022, 2023, 2024, 2025 and for the six months ended June 30, 2026.

See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS — 21.2%
ADTRAN Holdings, Inc.
3.75%, 09/15/30 144A ‡‡ CONV	$143,000	$218,147
Advanced Energy Industries, Inc.
0.00%, 05/15/31 144A ‡‡ CONV »	130,000	142,394
Affirm Holdings, Inc.
0.00%, 11/15/26‡‡ CONV »	274,000	269,890
Akamai Technologies, Inc.
1.13%, 02/15/29‡‡ CONV	876,000	1,044,049
0.00%, 05/15/30 144A CONV »	183,000	172,551
Alarm.com Holdings, Inc.
2.25%, 06/01/29‡‡ CONV	1,162,000	1,105,411
Alignment Healthcare, Inc.
4.25%, 11/15/29‡‡ CONV	617,000	1,054,077
Alphatec Holdings, Inc.
0.75%, 03/15/30‡‡ CONV	933,000	893,347
Amkor Technology, Inc.
0.00%, 07/15/31 144A ‡‡ CONV »	116,000	138,626
Arrowhead Pharmaceuticals, Inc.
0.00%, 01/15/32‡‡ CONV »	42,000	50,293
AST SpaceMobile, Inc.
2.00%, 01/15/36 144A ‡‡ CONV	402,000	469,838
Atlas Energy Solutions, Inc.
0.50%, 04/15/31 144A CONV	150,000	201,938
Bandwidth, Inc.
0.00%, 07/01/32 144A CONV »	58,000	66,671
BlackSky Technology, Inc.
8.25%, 08/01/33 144A ‡‡ CONV	136,000	175,236
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27‡‡ CONV	751,000	751,000
Box, Inc.
1.50%, 09/15/29‡‡ CONV	859,000	840,531
Bridgebio Pharma, Inc.
2.25%, 02/01/29‡‡ CONV	823,000	913,818
BWX Technologies, Inc.
0.00%, 11/01/30 144A ‡‡ CONV »	305,000	313,083
Capital Southwest Corporation
5.13%, 11/15/29‡‡ CONV	371,000	387,695
Celcuity, Inc.
0.25%, 08/01/32 CONV	119,000	135,827
CenterPoint Energy, Inc.
4.25%, 08/15/26‡‡ CONV	572,000	689,117
Centrus Energy Corporation
2.25%, 11/01/30 CONV	227,000	450,482
Cheesecake Factory, Inc. (The)
2.00%, 03/15/30 CONV	912,000	1,162,800
Ciena Corporation
0.00%, 09/15/31 144A CONV »	120,000	126,600
Cohu, Inc.
1.50%, 01/15/31‡‡ CONV	244,000	691,500
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29‡‡ CONV	848,000	1,048,170
Compass, Inc.
0.25%, 04/15/31 144A ‡‡ CONV	440,000	478,676
	Par	Value
CONMED Corporation
2.25%, 06/15/27 CONV	$364,000	$355,992
CoreWeave, Inc.
1.75%, 10/01/32 144A ‡‡ CONV	448,000	494,502
CSG Systems International, Inc.
3.88%, 09/15/28 CONV	732,000	894,394
Dave, Inc.
0.00%, 04/01/31 144A ‡‡ CONV »	77,000	118,203
Dexcom, Inc.
0.38%, 05/15/28‡‡ CONV	737,000	688,174
DoorDash, Inc.
0.00%, 05/15/30 CONV »	728,000	717,990
Enovis Corporation
3.88%, 10/15/28‡‡ CONV	1,316,000	1,268,558
Euronet Worldwide, Inc.
0.63%, 10/01/30 144A CONV	1,013,000	914,183
Five9, Inc.
1.00%, 03/15/29‡‡ CONV	477,000	424,363
GameStop Corporation
0.00%, 06/15/32 CONV »	732,000	745,176
Haemonetics Corporation
2.50%, 06/01/29‡‡ CONV	999,000	1,014,784
Hims & Hers Health, Inc.
0.00%, 05/15/30 144A ‡‡ CONV »	1,092,000	992,628
0.00%, 06/01/32 144A CONV »	147,000	205,624
Indivior Pharmaceuticals, Inc.
0.63%, 03/15/31 144A ‡‡ CONV	155,000	188,775
Integer Holdings Corporation
1.88%, 03/15/30‡‡ CONV	1,166,000	1,132,477
Ionis Pharmaceuticals, Inc.
1.75%, 06/15/28‡‡ CONV	324,000	504,833
Itron, Inc.
0.00%, 03/15/32 144A ‡‡ CONV »	729,000	692,134
Jazz Investments I, Ltd.
3.13%, 09/15/30‡‡ CONV	753,000	1,284,430
Joby Aviation, Inc.
0.75%, 02/15/32‡‡ CONV	403,000	367,536
Kosmos Energy, Ltd.
3.13%, 03/15/30‡‡ CONV	898,000	679,337
LeMaitre Vascular, Inc.
2.50%, 02/01/30 CONV	576,000	612,360
Live Nation Entertainment, Inc.
3.13%, 01/15/29‡‡ CONV	529,000	943,736
2.88%, 10/15/31 144A CONV	108,000	119,275
Marriott Vacations Worldwide Corporation
3.25%, 12/15/27‡‡ CONV	752,000	739,592
Microchip Technology, Inc.
0.00%, 02/15/30 144A ‡‡ CONV »	795,000	917,051
MKS, Inc.
1.25%, 06/01/30 CONV	604,000	1,780,178
NCL Corporation, Ltd.
0.75%, 09/15/30 144A ‡‡ CONV	916,000	887,421
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Nutanix, Inc.
0.50%, 12/15/29‡‡ CONV	$1,023,000	$1,009,087
Omnicell, Inc.
1.00%, 12/01/29‡‡ CONV	1,033,000	1,097,562
ON Semiconductor Corporation
0.50%, 03/01/29‡‡ CONV	694,000	838,005
0.00%, 05/01/31 144A CONV »	435,000	433,478
Ormat Technologies, Inc.
1.50%, 03/15/31 144A ‡‡ CONV	364,000	396,323
Oscar Health, Inc.
2.25%, 09/01/30 144A ‡‡ CONV	583,000	860,974
OSI Systems, Inc.
2.25%, 08/01/29 CONV	477,000	637,753
0.50%, 02/01/31 144A CONV	134,000	126,079
Pacira BioSciences, Inc.
2.13%, 05/15/29‡‡ CONV	803,000	802,277
Parsons Corporation
2.63%, 03/01/29‡‡ CONV	615,000	606,574
Peabody Energy Corporation
3.25%, 03/01/28‡‡ CONV	279,000	375,757
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26‡‡ CONV	219,000	217,489
1.63%, 01/15/30 144A ‡‡ CONV	823,000	1,104,877
PennyMac Corporation
8.50%, 06/01/29 CONV	798,000	816,593
PG&E Corporation
4.25%, 12/01/27‡‡ CONV	1,424,000	1,457,108
Plug Power, Inc.
6.75%, 12/01/33 144A ‡‡ CONV	134,000	178,918
Progress Software Corporation
3.50%, 03/01/30‡‡ CONV	1,027,000	987,109
Rapid7, Inc.
1.25%, 03/15/29‡‡ CONV	309,000	264,186
Redwood Trust, Inc.
7.75%, 06/15/27‡‡ CONV	1,492,000	1,514,380
Sirius XM Holdings, Inc.
3.75%, 03/15/28‡‡ CONV	1,282,000	1,472,056
SiTime Corporation
0.00%, 06/15/31‡‡ CONV »	110,000	122,046
Snap, Inc.
0.50%, 05/01/30‡‡ CONV	1,162,000	949,644
Snowflake, Inc.
0.00%, 10/01/27 CONV »	364,000	605,860
SolarEdge Technologies, Inc.
2.25%, 07/01/29‡‡ CONV	388,000	748,413
Spectrum Brands, Inc.
3.38%, 06/01/29‡‡ CONV	1,024,000	1,069,773
Sunrun, Inc.
4.00%, 03/01/30‡‡ CONV	291,000	345,382
Super Micro Computer, Inc.
3.50%, 03/01/29‡‡ CONV	616,000	569,492
T1 Energy, Inc.
5.25%, 12/01/30‡‡ CONV	65,000	112,686
Tempus AI, Inc.
0.75%, 07/15/30 144A ‡‡ CONV	660,000	699,296
	Par	Value
Terawulf, Inc.
2.75%, 02/01/30 144A ‡‡ CONV	$391,000	$1,199,440
Tyler Technologies, Inc.
0.50%, 07/15/31 144A CONV	145,000	143,804
Ultra Clean Holdings, Inc.
0.00%, 03/15/31 144A ‡‡ CONV »	419,000	787,654
Unity Software, Inc.
0.00%, 03/15/30 CONV »	295,000	334,088
Varonis Systems, Inc.
1.00%, 09/15/29‡‡ CONV	1,203,000	1,168,414
Vertex, Inc.
0.75%, 05/01/29‡‡ CONV	871,000	779,327
Viridian Therapeutics, Inc.
1.75%, 05/15/32‡‡ CONV	431,000	463,476
WisdomTree, Inc.
4.63%, 08/15/30 144A ‡‡ CONV	851,000	1,017,413
Ziff Davis, Inc.
1.75%, 11/01/26‡‡ CONV	274,000	271,614
3.63%, 03/01/28 144A CONV	408,000	408,094
Zscaler, Inc.
0.00%, 07/15/28 144A ‡‡ CONV »	386,000	357,050
Total Corporate Bonds (Cost $53,490,863)		61,025,024
FOREIGN BONDS — 2.8%
Australia — 0.3%
IREN, Ltd.
0.25%, 06/01/32 144A ‡‡ CONV	697,000	767,223
Canada — 0.8%
Canadian Solar, Inc.
3.25%, 01/15/31 144A ‡‡ CONV	695,000	625,147
Equinox Gold Corporation
4.75%, 10/15/28‡‡ CONV	562,000	947,813
Fortuna Mining Corporation
3.75%, 06/30/29 CONV	396,000	608,652
i-80 Gold Corporation
3.75%, 04/15/31 144A CONV	77,000	84,938
		2,266,550
China — 0.2%
Trip.com Group, Ltd.
0.75%, 06/15/29 CONV	654,000	645,498
Israel — 1.0%
Check Point Software Technologies, Ltd.
0.00%, 12/15/30 144A ‡‡ CONV »	953,000	886,330
Pagaya Technologies, Ltd.
6.13%, 10/01/29‡‡ CONV	759,000	1,211,031
Wix.com, Ltd.
0.00%, 09/15/30 144A ‡‡ CONV »	1,011,000	771,562
		2,868,923

See Notes to Financial Statements.

	Par	Value
Netherlands — 0.4%
Nebius Group NV
1.25%, 03/15/31 144A ‡‡ CONV	$689,000	$1,200,143
Switzerland — 0.1%
CRISPR Therapeutics AG
1.73%, 03/01/31 144A ‡‡ CONV	386,000	409,401
Total Foreign Bonds (Cost $7,483,332)		8,157,738
MORTGAGE-BACKED SECURITIES — 3.7%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53	579,052	597,236
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.65%, 05/15/45† IO	145,527	12,636
Federal National Mortgage Association
6.50%, 09/01/53	1,111,678	1,155,120
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.68%, 05/25/47† IO	224,034	22,909
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 1.73%, 02/25/48† IO	127,484	13,307
Federal National Mortgage Association STRIP, Series 405
(Floating, 4.94% - U.S. 30-Day Average SOFR, 5.05% Cap), 0.63%, 10/25/40† IO	366,860	15,827
Government National Mortgage Association
4.00%, 05/20/48	726,661	689,569
2.50%, 09/20/51	121,350	103,518
2.50%, 11/20/51	442,276	376,764
2.50%, 12/20/51	254,483	216,787
4.50%, 07/01/53 TBA	1,000,000	960,662
Government National Mortgage Association, Series 2015-110
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.23%, 08/20/45† IO	87,033	7,576
Government National Mortgage Association, Series 2018-124
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 1.73%, 09/20/48† IO	257,447	26,825
Government National Mortgage Association, Series 2018-139
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.68%, 10/20/48† IO	103,292	10,837
	Par	Value
Government National Mortgage Association, Series 2018-7
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.23%, 01/20/48† IO	$612,595	$55,464
Government National Mortgage Association, Series 2019-1
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 01/20/49† IO	118,678	12,333
Government National Mortgage Association, Series 2019-110
1.63%, 09/20/49† IO	409,791	41,291
Government National Mortgage Association, Series 2019-111
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.68%, 01/20/49† IO	341,106	37,047
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	488,472	83,828
3.50%, 12/20/49 IO	280,271	51,006
Government National Mortgage Association, Series 2019-20
(Floating, 3.68% - CME Term SOFR 1M, 3.79% Cap), 3.20%, 02/20/49† IO	261,039	3,287
Government National Mortgage Association, Series 2019-6
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 01/20/49† IO	100,520	9,992
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	246,307	38,068
Government National Mortgage Association, Series 2020-21
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 02/20/50† IO	227,767	24,877
Government National Mortgage Association, Series 2020-55
3.50%, 04/20/50 IO	209,841	38,937
Government National Mortgage Association, Series 2020-61
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 08/20/49† IO	483,052	51,004
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	381,976	82,052
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	123,869	25,767
Government National Mortgage Association, Series 2023-70
(Floating, 6.12% - U.S. 30-Day Average SOFR, 6.12% Cap), 1.77%, 05/20/53† IO	374,479	23,325
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Uniform Mortgage Backed Securities
5.50%, 07/01/53 TBA	$6,000,000	$6,020,109
Total Mortgage-Backed Securities (Cost $10,689,034)		10,807,960

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 1-Month IBOR (Annually); Receive 1.77125% (Annually); Interest Rate Swap Maturing 01/26/2030 JPY, Strike Price $1.77, Expires 01/24/28 (CITI)	1	$1,899,999,999	34,953
Pay 6-Month EURIBOR (Semiannually); Receive 2% (Annually); Interest Rate Swap Maturing 11/13/2031 EUR, Strike Price $2.00, Expires 11/11/26 (BNP)	1	4,520,000	949
			35,902
Put Swaption — 0.0%
Pay 1.77125% (Annually); Receive 1-Month IBOR (Annually); Interest Rate Swap Maturing 01/26/2030 JPY, Strike Price $1.77, Expires 01/24/28 (CITI)	1	1,899,999,999	91,620
Total Purchased Options (Premiums paid $212,441)			127,522

	Par
U.S. TREASURY OBLIGATIONS — 24.2%
U.S. Treasury Bill
3.55%, 08/04/26Ω	$32,500,000	32,389,366
U.S. Treasury Bonds
4.38%, 08/15/43	8,610,000	8,098,949
5.00%, 05/15/46	2,440,000	2,458,491
		10,557,440
U.S. Treasury Inflationary Indexed Bond
1.50%, 02/15/53	4,402,858	3,348,313
U.S. Treasury Notes
4.13%, 06/30/31	11,670,000	11,629,429
	Par	Value
4.25%, 06/30/33	$11,760,000	$11,714,981
		23,344,410
Total U.S. Treasury Obligations (Cost $70,049,137)		69,639,529

	Shares
COMMON STOCKS — 9.4%
Communication Services — 1.0%
AT&T, Inc.	12,057	249,580
DoubleVerify Holdings, Inc.*	6,023	65,289
EchoStar Corporation Class A*	324	32,886
Liberty Capital Corporation*	1,266	27,295
Live Nation Entertainment, Inc.*	1,412	258,551
New York Times Co. (The) Class A	5,826	407,703
News Corporation Class A	5,211	129,389
Nexstar Media Group, Inc.	850	151,802
People, Inc.*	4,336	200,150
ROBLOX Corporation Class A*	10,903	592,905
Take-Two Interactive Software, Inc.*	2,269	567,205
Versant Media Group, Inc.	1,854	66,763
		2,749,518
Consumer Discretionary — 1.9%
Abercrombie & Fitch Co. Class A*	79	7,111
AutoZone, Inc.*	29	92,682
Bath & Body Works, Inc.	1,291	29,861
Best Buy Co., Inc.	3,002	227,792
BorgWarner, Inc.	6,297	418,121
Brunswick Corporation	1,814	152,811
Burlington Stores, Inc.*	243	76,982
Capri Holdings, Ltd.*	2,046	37,994
Chewy, Inc. Class A*	11,313	222,300
Columbia Sportswear Co.	1,636	101,137
Deckers Outdoor Corporation*	2,423	240,580
Dillard's, Inc. Class A	280	147,958
Etsy, Inc.*	3,087	232,544
Five Below, Inc.*	173	31,104
Gap, Inc. (The)	6,333	118,300
General Motors Co.	1,184	91,263
Goodyear Tire & Rubber Co. (The)*	1,322	8,725
Hasbro, Inc.	3,397	280,558
Lennar Corporation Class A	2,044	184,962
MercadoLibre, Inc.*	156	264,793
Mohawk Industries, Inc.*	2,478	300,656
Murphy U.S.A., Inc.	209	112,624
O’Reilly Automotive, Inc.*	3,130	288,242
Penske Automotive Group, Inc.	365	65,317
Polaris, Inc.	1,561	106,835
Ralph Lauren Corporation	427	171,402
Rivian Automotive, Inc. Class A*	9,909	171,921
Ross Stores, Inc.	1,663	353,969
Tapestry, Inc.	2,300	336,674
TJX Cos., Inc. (The)	2,550	386,325
Wayfair, Inc. Class A*	2,952	272,824
		5,534,367

See Notes to Financial Statements.

	Shares	Value
Consumer Staples — 1.0%
Albertsons Cos., Inc. Class A	3,546	$47,977
Archer-Daniels-Midland Co.	2,099	160,364
Church & Dwight Co., Inc.	888	86,029
Coca-Cola Consolidated, Inc.	993	189,584
Colgate-Palmolive Co.	3,126	286,592
Costco Wholesale Corporation	348	325,544
Coty, Inc. Class A*	3,778	8,161
Dollar Tree, Inc.*	519	62,773
Estee Lauder Cos., Inc. (The) Class A	2,131	168,242
Ingredion, Inc.	762	72,169
J.M. Smucker Co. (The)	90	10,125
Kroger Co. (The)	5,646	313,522
Marzetti Co. (The)	1,725	196,926
Monster Beverage Corporation*	4,659	447,823
PepsiCo, Inc.‡‡	51	6,905
Pilgrim’s Pride Corporation	2,045	57,485
Post Holdings, Inc.*	378	33,362
Smithfield Foods, Inc.	1,098	26,638
Sysco Corporation	468	39,115
Target Corporation	202	26,383
Tyson Foods, Inc. Class A	3,727	213,371
U.S. Foods Holding Corporation*	1,279	130,778
Walmart, Inc.	729	82,567
		2,992,435
Financials — 1.6%
American Financial Group, Inc.	1,276	178,563
American International Group, Inc.	452	33,688
Arch Capital Group, Ltd.*	433	42,027
Axis Capital Holdings, Ltd.	892	95,836
Cincinnati Financial Corporation	1,353	250,494
CNA Financial Corporation	3,860	187,635
CNO Financial Group, Inc.	1,963	100,074
Everest Group, Ltd.	763	272,566
Fidelity National Financial, Inc.	4,752	224,104
Globe Life, Inc.	301	53,783
Hanover Insurance Group, Inc. (The)	1,124	240,671
Hartford Insurance Group, Inc. (The)	1,780	235,886
Kemper Corporation	1,521	41,006
Loews Corporation	931	105,399
Marsh & McLennan Cos., Inc.	555	92,502
MetLife, Inc.	3,293	278,621
Old Republic International Corporation	2,698	110,402
Primerica, Inc.	984	279,653
Principal Financial Group, Inc.	1,287	138,713
Progressive Corporation (The)	1,168	255,150
Reinsurance Group of America, Inc.	993	211,161
RLI Corporation	2,379	140,528
Robinhood Markets, Inc. Class A*	44	4,412
Selective Insurance Group, Inc.	2,291	222,250
Travelers Cos., Inc. (The)	1,245	410,999
Unum Group	1,527	136,514
W.R. Berkley Corporation	5,627	396,872
		4,739,509
Industrials — 0.7%
American Airlines Group, Inc.*	13,255	239,518
	Shares	Value
C.H. Robinson Worldwide, Inc.	430	$80,986
Carpenter Technology Corporation	38	23,440
Delta Air Lines, Inc.	1,557	145,829
FedEx Corporation	288	90,181
J.B. Hunt Transport Services, Inc.	1,199	347,026
Kirby Corporation*	378	51,397
Knight-Swift Transportation Holdings, Inc.	2,546	198,257
Landstar System, Inc.	115	23,783
Ryder System, Inc.	1,265	333,669
Schneider National, Inc. Class B	7,956	290,633
Uber Technologies, Inc.*	569	41,059
United Airlines Holdings, Inc.*	985	133,950
		1,999,728
Information Technology — 2.0%
Allegro MicroSystems, Inc.*	1,522	105,962
Amkor Technology, Inc.	1,277	110,116
Amphenol Corporation Class A	1,762	310,676
Analog Devices, Inc.	322	127,889
Arista Networks, Inc.*	3,719	631,784
Arrow Electronics, Inc.*	777	165,819
Avnet, Inc.	3,480	309,094
Ciena Corporation*	230	112,829
Cirrus Logic, Inc.*	1,114	165,462
Corning, Inc.	353	90,167
Dell Technologies, Inc. Class C	357	154,031
Everpure, Inc. Class A*	1,423	112,118
F5, Inc.*	627	260,807
Hewlett Packard Enterprise Co.	5,098	229,971
HP, Inc.	5,846	128,261
Ingram Micro Holding Corporation	1,903	52,199
Intel Corporation*	1,061	148,147
Jabil, Inc.	428	164,985
Keysight Technologies, Inc.*	224	78,416
KLA Corporation	310	93,530
Lam Research Corporation	708	306,798
Lattice Semiconductor Corporation*	778	119,003
MACOM Technology Solutions Holdings, Inc.*	423	160,896
Micron Technology, Inc.	404	466,333
NetApp, Inc.	1,251	193,605
Rambus, Inc.*	1,525	202,428
SiTime Corporation*	85	63,373
TD SYNNEX Corporation	807	215,743
Teradyne, Inc.	158	76,447
Texas Instruments, Inc.	344	102,536
Ubiquiti, Inc.	56	29,906
Western Digital Corporation	327	208,861
		5,698,192
Materials — 1.1%
Albemarle Corporation	54	7,292
Alcoa Corporation	831	43,328
AptarGroup, Inc.	2,214	277,193
Avery Dennison Corporation	47	7,630
Cabot Corporation	3,228	293,167
Commercial Metals Co.	137	8,597
Corteva, Inc.	4,618	391,098
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Crown Holdings, Inc.	4,873	$544,899
Eagle Materials, Inc.	233	52,425
Ecolab, Inc.	1,314	366,094
Greif, Inc. Class A	113	8,417
Huntsman Corporation	6,242	66,290
International Flavors & Fragrances, Inc.	422	33,431
International Paper Co.	2,391	91,097
Mosaic Co. (The)	4,871	103,216
NewMarket Corporation	19	15,034
Newmont Corporation	4,396	410,586
Olin Corporation	5,555	110,100
Reliance, Inc.	142	53,051
Royal Gold, Inc.	484	96,611
Sherwin-Williams Co. (The)	36	12,396
Vulcan Materials Co.	358	105,614
Westlake Corporation	767	55,991
		3,153,557
Real Estate — 0.1%
Jones Lang LaSalle, Inc.*	931	288,563
Total Common Stocks (Cost $22,683,164)		27,155,869
FOREIGN COMMON STOCKS — 0.7%
Belgium — 0.1%
Liberty Global, Ltd. Class A*	30,108	342,328
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	205	64,964
Denmark — 0.0%
Ascendis Pharma A/S*	14	3,734
Ireland — 0.2%
Seagate Technology Holdings PLC	337	325,205
Smurfit WestRock PLC	6,231	288,246
TE Connectivity PLC	184	37,096
Willis Towers Watson PLC	104	27,183
		677,730
Netherlands — 0.1%
LyondellBasell Industries NV Class A	3,895	205,072
Singapore — 0.1%
Flex, Ltd.*	1,047	169,687
Switzerland — 0.1%
Chubb, Ltd.	610	207,851
Garmin, Ltd.	342	81,239
		289,090
United Arab Emirates — 0.1%
GLOBALFOUNDRIES, Inc.	2,116	174,380
Total Foreign Common Stocks (Cost $1,495,262)		1,926,985
PREFERRED STOCKS — 3.3%
Albemarle Corporation
7.25% CONV	20,062	1,110,432
	Shares	Value
Alphabet, Inc.
CONV *	12,340	$627,983
Ares Management Corporation
6.75% CONV	14,463	530,069
Bruker Corporation
6.38% CONV	866	387,890
Hewlett Packard Enterprise Co.
7.63% CONV	12,011	1,389,192
KKR & Co., Inc.
6.25% CONV	10,118	403,202
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	10,356
NCR Voyix Corporation
5.50% CONV 1	523	540,970
NextEra Energy, Inc.
7.38% CONV	18,747	898,731
Oracle Corporation
6.50% CONV	19,877	893,471
PPL Corporation
7.00% CONV	20,047	983,706
Shift4 Payments, Inc.
6.00% CONV	15,421	960,266
Southern Co. (The)
7.13% CONV	2,068	102,862
Super Micro Computer, Inc.
CONV *	2,607	135,460
VSE Corporation
5.75% CONV	7,332	422,837
Total Preferred Stocks (Cost $8,839,819)		9,397,427

Number of Warrants
WARRANTS — 0.0%
GameStop Corporation* (Cost $—)	355	990

Shares
MONEY MARKET FUNDS — 27.2%
GuideStone Money Market Fund, 3.55% (Institutional Class)Ø ∞ (Cost $78,207,672)	78,207,672	78,207,672
TOTAL INVESTMENTS — 92.5% (Cost $253,150,724)		266,446,716
COMMON STOCKS SOLD SHORT — (10.7)%
Communication Services — (0.8)%
Alphabet, Inc. Class A	(1,204)	(430,273)
AST SpaceMobile, Inc. *	(3,600)	(319,896)
Bandwidth, Inc. Class A *	(596)	(37,727)
Live Nation Entertainment, Inc. *	(4,748)	(869,406)
Sirius XM Holdings, Inc.	(21,865)	(645,905)
Snap, Inc. Class A *	(16,384)	(72,745)

See Notes to Financial Statements.

	Shares	Value
Ziff Davis, Inc. *	(924)	$(48,390)
(2,424,342)
Consumer Discretionary — (0.6)%
Cheesecake Factory, Inc. (The)	(9,638)	(766,606)
DoorDash, Inc. Class A *	(1,326)	(244,687)
GameStop Corporation Class A *	(16,071)	(354,848)
Norwegian Cruise Line Holdings, Ltd. *	(15,042)	(317,537)
(1,683,678)
Consumer Staples — (0.1)%
Spectrum Brands Holdings, Inc.	(3,651)	(313,073)
Energy — (0.3)%
Atlas Energy Solutions, Inc.	(8,401)	(139,541)
Centrus Energy Corporation Class A *	(2,034)	(341,447)
Kosmos Energy, Ltd. *	(50,489)	(106,532)
Peabody Energy Corporation	(10,381)	(240,009)
(827,529)
Financials — (1.0)%
Ares Management Corporation Class A	(3,762)	(418,748)
Dave, Inc. *	(234)	(87,186)
Euronet Worldwide, Inc. *	(3,400)	(248,846)
KKR & Co., Inc.	(3,089)	(283,508)
Oscar Health, Inc. Class A *	(18,965)	(540,882)
Shift4 Payments, Inc. Class A *	(14,573)	(708,831)
WisdomTree, Inc.	(28,886)	(489,329)
(2,777,330)
Health Care — (1.9)%
Alignment Healthcare, Inc. *	(31,462)	(749,110)
Alphatec Holdings, Inc. *	(32,836)	(284,031)
Arrowhead Pharmaceuticals, Inc. *	(373)	(30,403)
Bridgebio Pharma, Inc. *	(4,575)	(340,746)
Bruker Corporation	(5,398)	(324,852)
Celcuity, Inc. *	(671)	(70,200)
Collegium Pharmaceutical, Inc. *	(15,955)	(577,571)
Dexcom, Inc. *	(735)	(49,502)
Enovis Corporation *	(4,252)	(88,016)
Haemonetics Corporation *	(3,796)	(284,700)
Hims & Hers Health, Inc. *	(11,895)	(412,400)
Indivior Pharmaceuticals, Inc. *	(2,893)	(118,700)
Integer Holdings Corporation *	(3,514)	(328,383)
Ionis Pharmaceuticals, Inc. *	(5,316)	(421,506)
LeMaitre Vascular, Inc.	(2,864)	(274,830)
Omnicell, Inc. *	(10,442)	(433,552)
Pacira BioSciences, Inc. *	(9,484)	(240,609)
Tempus AI, Inc. Class A *	(5,074)	(293,937)
Viridian Therapeutics, Inc. *	(13,476)	(247,554)
(5,570,602)
Industrials — (0.4)%
BlackSky Technology, Inc. *	(2,582)	(72,089)
BWX Technologies, Inc.	(722)	(140,537)
Joby Aviation, Inc. *	(20,891)	(186,348)
Parsons Corporation *	(1,929)	(101,060)
Plug Power, Inc. *	(35,425)	(96,002)
	Shares	Value
Sunrun, Inc. *	(11,854)	$(158,607)
VSE Corporation	(1,481)	(338,408)
(1,093,051)
Information Technology — (4.1)%
ADTRAN Holdings, Inc. *	(10,194)	(141,697)
Advanced Energy Industries, Inc.	(174)	(64,879)
Akamai Technologies, Inc. *	(5,001)	(591,168)
Alarm.com Holdings, Inc. *	(4,185)	(195,523)
Amkor Technology, Inc.	(794)	(68,467)
Box, Inc. Class A *	(8,291)	(220,043)
Ciena Corporation *	(105)	(51,509)
Cohu, Inc. *	(8,407)	(621,361)
CoreWeave, Inc. Class A *	(3,029)	(301,507)
Five9, Inc. *	(763)	(16,267)
Hewlett Packard Enterprise Co.	(27,258)	(1,229,608)
Itron, Inc. *	(3,791)	(328,035)
Microchip Technology, Inc.	(4,733)	(431,650)
MKS, Inc.	(3,650)	(1,623,520)
NCR Voyix Corporation *	(7,526)	(61,487)
Nutanix, Inc. Class A *	(5,834)	(297,301)
ON Semiconductor Corporation *	(5,735)	(542,187)
Oracle Corporation	(4,615)	(676,328)
OSI Systems, Inc. *	(2,025)	(442,868)
Progress Software Corporation *	(5,245)	(176,127)
Rapid7, Inc. *	(715)	(5,791)
Sandisk Corporation *	(1)	(1,449)
SiTime Corporation *	(76)	(56,663)
Snowflake, Inc. *	(1,992)	(506,964)
SolarEdge Technologies, Inc. *	(9,905)	(578,848)
Super Micro Computer, Inc. *	(6,177)	(181,171)
T1 Energy, Inc. *	(8,064)	(76,447)
Terawulf, Inc. *	(43,383)	(1,071,560)
Tyler Technologies, Inc. *	(224)	(65,511)
Ultra Clean Holdings, Inc. *	(4,341)	(618,983)
Unity Software, Inc. *	(5,377)	(153,675)
Varonis Systems, Inc. *	(7,310)	(306,728)
Vertex, Inc. Class A *	(5,257)	(60,350)
Zscaler, Inc. *	(155)	(21,878)
(11,787,550)
Materials — (0.3)%
Albemarle Corporation	(7,354)	(993,011)
Real Estate — (0.4)%
Compass, Inc. Class A *	(19,298)	(237,944)
Pebblebrook Hotel Trust REIT	(41,255)	(800,760)
(1,038,704)
Utilities — (0.8)%
CenterPoint Energy, Inc.	(14,459)	(636,774)
NextEra Energy, Inc.	(6,861)	(602,190)
Ormat Technologies, Inc.	(1,673)	(182,190)
PG&E Corporation	(16,657)	(280,171)
PPL Corporation	(17,379)	(631,726)
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Southern Co. (The)	(587)	$(56,182)
(2,389,233)
Total Common Stocks Sold Short (Proceeds $(25,829,484))		(30,898,103)
FOREIGN COMMON STOCKS SOLD SHORT — (1.8)%
Australia — (0.2)%
IREN, Ltd. *	(11,419)	(522,191)
Canada — (0.5)%
Canadian Solar, Inc. *	(15,807)	(253,228)
Equinox Gold Corporation	(80,717)	(784,569)
Fortuna Mining Corporation *	(48,340)	(408,473)
i-80 Gold Corporation *	(28,658)	(41,268)
(1,487,538)
China — (0.0)%
Trip.com Group, Ltd. ADR *	(3,081)	(122,747)
Ireland — (0.4)%
Jazz Pharmaceuticals PLC *	(4,337)	(1,045,087)
Israel — (0.3)%
Check Point Software Technologies, Ltd. *	(1,255)	(164,945)
Pagaya Technologies, Ltd. Class A *	(43,800)	(799,350)
Wix.com, Ltd. *	(1,228)	(55,714)
(1,020,009)
Netherlands — (0.3)%
Nebius Group NV *	(3,177)	(877,392)
Switzerland — (0.1)%
CRISPR Therapeutics AG *	(3,579)	(195,199)
Total Foreign Common Stocks Sold Short (Proceeds $(4,584,680))		(5,270,163)
RIGHTS SOLD SHORT — 0.0%
Ligand Pharmaceuticals, Inc. ††† *	(29)	—
Ligand Pharmaceuticals, Inc. (NASDAQ Exchange) ††† *	(29)	—
Total Rights Sold Short (Proceeds $—)		—
TOTAL SECURITIES SOLD SHORT — (12.5)% (Proceeds $(30,414,164))		(36,168,266)

	Number of Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.0)%
Call Option — (0.0)%
On Semiconductor Corporation, Strike Price $120.00, Expires 07/17/26 (Evercore)	(13)	$(122,902)	$(910)
			(910)
Call Swaption — (0.0)%
Pay 2.0845% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 11/13/2046 EUR, Strike Price $2.08, Expires 11/11/26 (BNP)	(1)	(1,330,000)	(377)
			(377)
Total Written Options (Premiums received $ (84,997))			(1,287)
Other Assets in Excess of Liabilities — 20.0%			57,609,154
NET ASSETS — 100.0%			$287,886,317
Futures Contracts outstanding at June 30, 2026:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Brazilian Reals/U.S. Dollars	07/2026	2	$38,400	$110
Euro-Bobl	09/2026	215	28,344,136	91,497
Euro-BTP	09/2026	(1)	(136,369)	(1,659)
Euro-Bund	09/2026	(52)	(7,565,932)	(64,234)
Euro-OAT	09/2026	(2)	(274,178)	(2,144)
Euro-Schatz	09/2026	176	21,308,302	50,599
30-Year Euro Buxl	09/2026	25	3,176,999	56,911
Australian Dollars/U.S. Dollars	09/2026	(113)	(7,809,430)	148,923

See Notes to Financial Statements.

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
British Pounds/U.S. Dollars	09/2026	(11)	$(911,281)	$7,602
Euro/U.S. Dollars	09/2026	(183)	(26,206,744)	304,428
Japanese Yen/U.S. Dollars	09/2026	8	618,700	(3,944)
Nikkei 225 Mini	09/2026	(1)	(201,750)	2,200
Swedish Krona	09/2026	(1)	(207,000)	(350)
Swiss Francs/U.S. Dollars	09/2026	(1)	(155,944)	2,556
Canadian Dollars/U.S. Dollars	09/2026	1	70,640	(1,400)
New Zealand Dollars/U.S. Dollars	09/2026	(8)	(455,520)	12,971
South African Rand/U.S. Dollars	09/2026	1	30,338	188
Mexican Pesos/U.S. Dollars	09/2026	(4)	(113,640)	258
10-Year Bond	09/2026	(3)	(256,182)	(2,500)
10-Year U.S. Treasury Note	09/2026	(8)	(879,125)	1,297
U.S. Treasury Long Bond	09/2026	(48)	(5,448,000)	(36,587)
Ultra 10-Year U.S. Treasury Note	09/2026	(170)	(19,119,688)	(129,544)
Ultra Long U.S. Treasury Bond	09/2026	(51)	(5,923,969)	(32,906)
Long GILT	09/2026	128	15,146,575	65,710
2-Year U.S. Treasury Note	09/2026	48	9,894,375	(11,677)
5-Year U.S. Treasury Note	09/2026	275	29,437,891	26,540
3-Month CME SOFR	03/2027	(236)	(56,616,400)	(28,538)
3-Month SONIA SO3	03/2027	133	42,346,903	4,096
3-Month SONIA SO3	09/2027	101	32,134,730	136,004
Total Futures Contracts outstanding at June 30, 2026			$50,266,837	$596,407
Forward Foreign Currency Contracts outstanding at June 30, 2026:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
08/05/26	U.S. Dollars	4,680,697	Japanese Yen	736,295,957	MSCS	$138,696
09/16/26	U.S. Dollars	8,023,200	Euro	6,882,584	MSCS	132,947
09/16/26	U.S. Dollars	2,597,136	Australian Dollars	3,646,948	MSCS	75,760
09/16/26	U.S. Dollars	2,165,167	Swiss Francs	1,693,372	MSCS	50,913
09/16/26	U.S. Dollars	1,629,215	Polish Zloty	5,940,159	MSCS	50,225
09/16/26	U.S. Dollars	1,365,698	Swedish Kronor	12,761,658	MSCS	43,709
09/16/26	Colombian Pesos	2,601,316,020	U.S. Dollars	710,052	MSCS	36,791
09/17/26	U.S. Dollars	1,133,679	New Zealand Dollars	1,940,122	MSCS	28,802
09/16/26	U.S. Dollars	1,988,615	Japanese Yen	316,691,015	MSCS	28,326
09/16/26	U.S. Dollars	1,760,298	South Korean Won	2,677,792,074	MSCS	27,175
09/16/26	U.S. Dollars	769,676	Norwegian Kroner	7,389,419	MSCS	23,987
07/20/26	U.S. Dollars	533,963	Norwegian Kroner	5,050,345	MSCS	23,896
09/16/26	U.S. Dollars	2,139,709	Canadian Dollars	2,991,830	MSCS	22,676
09/16/26	U.S. Dollars	2,252,794	Hungarian Forint	696,583,856	MSCS	22,107
09/16/26	U.S. Dollars	6,646,402	Chinese Offshore Yuan	44,750,355	MSCS	19,272
09/16/26	U.S. Dollars	607,551	New Zealand Dollars	1,033,197	MSCS	19,176
09/16/26	U.S. Dollars	1,692,855	British Pounds	1,262,962	MSCS	17,600
07/08/26	U.S. Dollars	611,360	New Zealand Dollars	1,046,739	MSCS	16,693
09/16/26	U.S. Dollars	1,898,771	Singapore Dollars	2,424,831	MSCS	13,951
09/16/26	U.S. Dollars	1,079,978	Czech Republic Koruna	22,661,004	MSCS	12,408
07/15/26	U.S. Dollars	1,535,590	British Pounds	1,148,712	MSCS	11,898
09/17/26	U.S. Dollars	552,522	Australian Dollars	782,461	MSCS	11,565
08/19/26	U.S. Dollars	1,462,343	Euro	1,267,509	MSCS	10,979
08/20/26	U.S. Dollars	352,033	Canadian Dollars	482,822	MSCS	10,802
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/14/26	U.S. Dollars	595,719	Australian Dollars	845,174	MSCS	$10,723
07/29/26	South African Rand	9,959,445	U.S. Dollars	596,203	MSCS	10,271
09/16/26	Turkish Lira	24,786,335	U.S. Dollars	489,132	MSCS	10,019
07/02/26	U.S. Dollars	671,200	Canadian Dollars	938,116	MSCS	9,740
07/14/26	Colombian Pesos	491,504,000	U.S. Dollars	136,000	MSCS	7,307
07/10/26	Colombian Pesos	988,072,132	U.S. Dollars	281,289	MSCS	7,079
07/16/26	U.S. Dollars	326,149	Singapore Dollars	412,375	MSCS	7,027
09/16/26	U.S. Dollars	804,070	Taiwan Dollars	25,476,161	MSCS	6,499
09/17/26	U.S. Dollars	652,401	Mexican Pesos	11,379,601	MSCS	5,981
09/16/26	Indian Rupees	53,547,258	U.S. Dollars	557,934	MSCS	4,253
09/17/26	U.S. Dollars	363,015	Japanese Yen	57,966,369	MSCS	4,178
09/16/26	Euro	732,784	U.S. Dollars	836,073	MSCS	3,997
09/16/26	U.S. Dollars	280,235	Israeli Shekels	822,262	MSCS	3,363
09/16/26	U.S. Dollars	335,374	Chilean Pesos	306,219,591	MSCS	2,886
09/16/26	South African Rand	11,935,855	U.S. Dollars	721,179	MSCS	2,804
07/09/26	Indian Rupees	32,541,630	U.S. Dollars	341,000	MSCS	2,570
09/17/26	U.S. Dollars	452,104	Euro	392,563	MSCS	2,048
09/17/26	U.S. Dollars	84,933	Swedish Kronor	801,040	MSCS	1,948
07/10/26	Indian Rupees	14,959,559	U.S. Dollars	156,142	MSCS	1,788
09/16/26	U.S. Dollars	173,623	South African Rand	2,833,528	MSCS	1,752
07/02/26	U.S. Dollars	99,730	Swiss Francs	79,332	MSCS	1,546
07/15/26	British Pounds	339,420	U.S. Dollars	448,923	MSCS	1,296
09/16/26	Swiss Francs	519,868	U.S. Dollars	647,830	MSCS	1,249
07/22/26	U.S. Dollars	343,000	Indian Rupees	32,399,780	MSCS	1,226
08/10/26	U.S. Dollars	117,969	Czech Republic Koruna	2,480,025	MSCS	1,177
07/03/26	Indian Rupees	13,054,730	U.S. Dollars	137,000	MSCS	886
07/24/26	Indian Rupees	32,467,770	U.S. Dollars	342,000	MSCS	445
08/04/26	Brazilian Reals	1,496,597	U.S. Dollars	286,996	MSCS	409
07/17/26	U.S. Dollars	135,000	Mexican Pesos	2,357,256	MSCS	404
09/16/26	British Pounds	57,569	U.S. Dollars	76,000	MSCS	363
09/17/26	Canadian Dollars	307,965	U.S. Dollars	217,644	MSCS	284
07/13/26	Indian Rupees	24,197,547	U.S. Dollars	255,154	MSCS	252
08/06/26	U.S. Dollars	10,623	Hungarian Forint	3,240,967	MSCS	232
08/26/26	U.S. Dollars	4,263	Swedish Kronor	39,346	MSCS	192
07/22/26	Indian Rupees	32,575,254	U.S. Dollars	343,456	MSCS	168
08/03/26	Colombian Pesos	238,326,000	U.S. Dollars	69,000	MSCS	155
09/16/26	U.S. Dollars	476,264	Indian Rupees	45,354,621	MSCS	91
07/02/26	Indian Rupees	1,773,940	U.S. Dollars	18,659	MSCS	81
09/16/26	New Zealand Dollars	361,821	U.S. Dollars	206,000	MSCS	46
09/17/26	U.S. Dollars	67,696	British Pounds	51,005	MSCS	40
Subtotal Appreciation						$967,129
07/17/26	U.S. Dollars	180,733	Mexican Pesos	3,165,622	MSCS	$(19)
07/13/26	Indian Rupees	1,820,499	U.S. Dollars	19,242	MSCS	(27)
07/09/26	U.S. Dollars	343,456	Indian Rupees	32,538,504	MSCS	(81)
07/17/26	Indian Rupees	45,121,251	U.S. Dollars	476,264	MSCS	(136)
07/20/26	Indian Rupees	32,401,080	U.S. Dollars	342,000	MSCS	(167)
07/10/26	U.S. Dollars	157,889	Indian Rupees	14,972,569	MSCS	(179)
09/16/26	U.S. Dollars	217,644	Canadian Dollars	307,981	MSCS	(285)
07/20/26	U.S. Dollars	255,154	Indian Rupees	24,213,621	MSCS	(301)
09/16/26	Brazilian Reals	783,923	U.S. Dollars	149,307	MSCS	(312)
09/16/26	Indian Rupees	17,052,671	U.S. Dollars	179,602	MSCS	(568)
09/17/26	U.S. Dollars	209,818	Euro	183,525	MSCS	(585)
08/06/26	Hungarian Forint	42,571,964	U.S. Dollars	137,087	MSCS	(590)
09/16/26	U.S. Dollars	1,022,940	Chinese Offshore Yuan	6,911,827	MSCS	(640)
09/16/26	South African Rand	2,230,917	U.S. Dollars	136,000	MSCS	(681)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/28/26	U.S. Dollars	236,236	Israeli Shekels	704,295	MSCS	$(1,000)
09/16/26	U.S. Dollars	146,954	Brazilian Reals	778,459	MSCS	(1,002)
09/17/26	Euro	99,078	U.S. Dollars	114,811	MSCS	(1,222)
07/02/26	U.S. Dollars	136,000	Indian Rupees	12,998,200	MSCS	(1,316)
07/06/26	South Korean Won	239,282,708	U.S. Dollars	156,095	MSCS	(1,591)
07/31/26	South Korean Won	311,645,326	U.S. Dollars	203,152	MSCS	(1,619)
09/16/26	U.S. Dollars	420,011	British Pounds	318,051	MSCS	(1,867)
09/16/26	U.S. Dollars	412,000	Hungarian Forint	129,257,629	MSCS	(1,925)
09/16/26	U.S. Dollars	211,406	Turkish Lira	10,598,212	MSCS	(2,022)
09/16/26	U.S. Dollars	343,000	South African Rand	5,693,183	MSCS	(2,327)
07/13/26	U.S. Dollars	272,000	Indian Rupees	25,995,720	MSCS	(2,386)
09/17/26	Mexican Pesos	11,683,958	U.S. Dollars	666,366	MSCS	(2,657)
09/16/26	Israeli Shekels	758,334	U.S. Dollars	258,210	MSCS	(2,863)
09/16/26	British Pounds	246,932	U.S. Dollars	330,801	MSCS	(3,258)
07/15/26	U.S. Dollars	1,204,412	British Pounds	910,818	MSCS	(3,730)
09/16/26	U.S. Dollars	1,009,504	Euro	884,054	MSCS	(3,983)
07/02/26	Taiwan Dollars	10,703,200	U.S. Dollars	340,000	MSCS	(4,018)
07/17/26	Mexican Pesos	9,222,418	U.S. Dollars	530,656	MSCS	(4,068)
09/17/26	Polish Zloty	732,061	U.S. Dollars	199,175	MSCS	(4,582)
09/15/26	Mexican Pesos	5,947,620	U.S. Dollars	343,000	MSCS	(5,090)
09/17/26	British Pounds	317,712	U.S. Dollars	426,920	MSCS	(5,491)
07/20/26	South Korean Won	413,158,200	U.S. Dollars	273,000	MSCS	(5,992)
07/02/26	Brazilian Reals	1,496,597	U.S. Dollars	296,097	MSCS	(6,188)
09/16/26	Canadian Dollars	1,026,002	U.S. Dollars	732,806	MSCS	(6,802)
07/08/26	New Zealand Dollars	557,252	U.S. Dollars	326,100	MSCS	(9,518)
09/16/26	Taiwan Dollars	48,566,561	U.S. Dollars	1,529,969	MSCS	(9,518)
09/16/26	Chilean Pesos	294,656,788	U.S. Dollars	329,531	MSCS	(9,598)
07/29/26	U.S. Dollars	617,775	South African Rand	10,303,665	MSCS	(9,660)
09/17/26	Chinese Offshore Yuan	16,065,229	U.S. Dollars	2,389,415	MSCS	(10,103)
09/16/26	Chinese Offshore Yuan	28,775,271	U.S. Dollars	4,271,896	MSCS	(10,534)
09/16/26	Polish Zloty	2,797,232	U.S. Dollars	754,153	MSCS	(10,604)
07/01/26	U.S. Dollars	225,695	Israeli Shekels	704,295	MSCS	(10,976)
09/16/26	U.S. Dollars	687,963	Indian Rupees	66,583,168	MSCS	(11,086)
07/02/26	Canadian Dollars	937,666	U.S. Dollars	675,442	MSCS	(14,299)
09/16/26	Singapore Dollars	2,393,344	U.S. Dollars	1,874,700	MSCS	(14,356)
09/16/26	U.S. Dollars	306,776	Colombian Pesos	1,120,298,329	MSCS	(14,864)
09/16/26	South Korean Won	2,330,305,750	U.S. Dollars	1,524,373	MSCS	(16,150)
09/16/26	Swiss Francs	1,158,748	U.S. Dollars	1,463,521	MSCS	(16,770)
09/16/26	Czech Republic Koruna	22,113,874	U.S. Dollars	1,061,693	MSCS	(19,899)
07/15/26	British Pounds	1,073,142	U.S. Dollars	1,445,867	MSCS	(22,413)
08/19/26	Euro	1,424,955	U.S. Dollars	1,659,331	MSCS	(27,684)
07/20/26	Norwegian Kroner	4,902,869	U.S. Dollars	524,853	MSCS	(29,681)
09/16/26	Australian Dollars	3,444,021	U.S. Dollars	2,414,559	MSCS	(33,480)
07/14/26	Australian Dollars	1,494,052	U.S. Dollars	1,067,727	MSCS	(33,603)
09/16/26	Norwegian Kroner	7,739,281	U.S. Dollars	818,835	MSCS	(37,841)
09/16/26	New Zealand Dollars	2,509,837	U.S. Dollars	1,475,146	MSCS	(45,868)
07/24/26	U.S. Dollars	627,080	Colombian Pesos	2,323,248,752	MSCS	(48,679)
09/16/26	Hungarian Forint	1,028,159,485	U.S. Dollars	3,342,634	MSCS	(50,135)
09/16/26	Swedish Kronor	16,450,149	U.S. Dollars	1,759,379	MSCS	(55,296)
09/16/26	Euro	5,724,015	U.S. Dollars	6,621,686	MSCS	(59,626)
09/16/26	Japanese Yen	591,871,473	U.S. Dollars	3,725,889	MSCS	(62,257)
08/05/26	Japanese Yen	738,222,133	U.S. Dollars	4,642,057	MSCS	(88,174)
Subtotal Depreciation						$(864,242)
Total Forward Foreign Currency Contracts outstanding at June 30, 2026						$102,887
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Swap Agreements outstanding at June 30, 2026:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/15/2027	JPY	8,291,870,000	$81,921	$34,871	$47,050
12.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/3/2028	BRL	4,066,717	20,324	2,754	17,570
3.42% (Annually)	1-Day SOFR (Annually)	4/22/2028	USD	14,720,000	84,288	51,690	32,598
1-Day SOFR (Annually)	4.02% (Annually)	6/30/2028	USD	1,890,000	329	(72)	401
3.93% (Annually)	1-Day SOFR (Annually)	6/30/2028	USD	13,440,000	18,464	(3,610)	22,074
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/10/2028	EUR	162,234,591	371,219	(281,005)	652,224
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.25% (Lunar)	9/14/2028	MXN	148,160,000	(1,118)	(37,614)	36,496
1-Day ESTR (Annually)	2.00% (Annually)	9/16/2028	EUR	10,000	(96)	(140)	44
1-Day SONIA (Annually)	3.50% (Annually)	9/16/2028	GBP	42,040,000	(563,873)	(634,488)	70,615
3.00% (Annually)	1-Day SOFR (Annually)	9/16/2028	USD	68,040,000	1,290,705	1,248,211	42,494
3.25% (Annually)	1-Day SOFR (Annually)	9/16/2028	USD	5,660,000	80,461	72,610	7,851
3.50% (Quarterly)	3-Month KWCDC (Quarterly)	9/16/2028	KRW	14,949,950,000	61,556	(6,968)	68,524
3-Month STIBOR (Quarterly)	2.50% (Annually)	9/16/2028	SEK	269,880,000	95,303	65,412	29,891
6-Month BUBOR (Semiannually)	6.25% (Annually)	9/16/2028	HUF	1,080,430,000	78,736	(51,744)	130,480
6-Month NIBOR (Semiannually)	5.00% (Annually)	9/16/2028	NOK	137,880,000	46,932	20,043	26,889
6-Month PRIBOR (Semiannually)	4.00% (Annually)	9/16/2028	CZK	135,180,000	(13,745)	(21,204)	7,459
3.90% (Annually)	1-Day SOFR (Annually)	11/30/2030	USD	31,500,000	(9,040)	(11,756)	2,716
1-Day ESTR (Annually)	2.80% (Annually)	5/21/2031	EUR	58,720,000	326,617	70,468	256,149
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.75% (Lunar)	9/11/2031	MXN	86,660,000	(2,766)	(34,270)	31,504
1.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/16/2031	JPY	14,183,000,000	2,065,164	2,024,396	40,768
1-Day COP-IBR-OIS (Quarterly)	11.50% (Quarterly)	9/16/2031	COP	8,553,220,000	137,868	106,966	30,902
1-Day SONIA (Annually)	3.75% (Annually)	9/16/2031	GBP	13,720,000	(275,220)	(318,123)	42,903
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	9/16/2031	NZD	39,340,000	297,026	133,867	163,159
6-Month BUBOR (Semiannually)	6.50% (Annually)	9/16/2031	HUF	397,542,144	97,981	51,575	46,406
6-Month EURIBOR (Semiannually)	2.50% (Annually)	9/16/2031	EUR	16,770,000	(220,377)	(285,955)	65,578
6-Month PRIBOR (Semiannually)	4.00% (Annually)	9/16/2031	CZK	39,660,000	(10,812)	(13,339)	2,527
Thai Overnight Repurchase Rate (Quarterly)	1.50% (Quarterly)	9/16/2031	THB	1,390,000	(263)	(1,139)	876
2.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	1/11/2033	JPY	1,126,425,009	127,511	15,737	111,774
2.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	5/22/2033	JPY	1,018,390,000	(1,184)	(5,054)	3,870
3-Month JIBAR (Quarterly)	10.50% (Quarterly)	12/18/2034	ZAR	111,210,000	545,770	26,087	519,683
1-Day ESTR (Annually)	2.80% (Annually)	8/15/2035	EUR	6,620,000	85,132	24,092	61,040
6-Month EURIBOR (Semiannually)	3.30% (Annually)	4/21/2036	EUR	8,020,000	74,481	(7,516)	81,997
1-Day ESTR (Annually)	3.00% (Annually)	6/19/2036	EUR	23,320,000	61,996	(18,201)	80,197
1-Day CLP-TNA (Semiannually)	5.25% (Semiannually)	9/16/2036	CLP	728,200,000	6,026	(5,036)	11,062
6-Month ASX BBSW (Semiannually)	5.00% (Semiannually)	9/16/2036	AUD	6,220,000	54,759	13,621	41,138
6-Month NIBOR (Semiannually)	4.50% (Annually)	9/16/2036	NOK	8,450,000	16,110	9,364	6,746
6-Month PRIBOR (Semiannually)	4.25% (Annually)	9/16/2036	CZK	29,080,000	2,157	(29,133)	31,290
6-Month WIBOR (Semiannually)	4.50% (Annually)	9/16/2036	PLN	3,880,000	17,565	(8,839)	26,404
Bank Of Canada Overnight Repo Rate (Semiannually)	3.00% (Semiannually)	9/16/2036	CAD	2,540,000	(23,974)	(39,050)	15,076
Swiss Average Overnight Rate (Annually)	0.75% (Annually)	9/16/2036	CHF	5,030,000	120,317	43,798	76,519
4.75% (Annually)	1-Day SONIA (Annually)	1/31/2039	GBP	6,940,000	(219,206)	(275,389)	56,183

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR (Annually)	4.63% (Annually)	4/14/2041	USD	24,670,000	$80,705	$(11,575)	$92,280
Subtotal Appreciation					$5,005,749	$1,914,342	$3,091,407
2.50% (Annually)	1-Day ESTR (Annually)	6/14/2028	EUR	2,010,000	$(2,674)	$5,732	$(8,406)
1-Day ESTR (Annually)	2.00% (Annually)	9/10/2028	EUR	162,234,591	(742,680)	(205,569)	(537,111)
1.25% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/16/2028	THB	9,060,000	311	320	(9)
12.00% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	9/16/2028	COP	3,556,540,000	(19,780)	(814)	(18,966)
2.25% (Annually)	6-Month EURIBOR (Semiannually)	9/16/2028	EUR	8,800,000	92,531	118,495	(25,964)
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/16/2028	EUR	5,470,000	27,452	33,201	(5,749)
2.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	9/16/2028	CAD	40,430,000	118,720	169,785	(51,065)
3.75% (Annually)	6-Month WIBOR (Semiannually)	9/16/2028	PLN	32,450,000	18,331	106,834	(88,503)
3.75% (Annually)	1-Day SONIA (Annually)	9/16/2028	GBP	3,420,000	24,583	29,077	(4,494)
3-Month JIBAR (Quarterly)	6.75% (Quarterly)	9/16/2028	ZAR	122,130,000	(81,604)	(39,663)	(41,941)
4.75% (Quarterly)	3-Month ASX BBSW (Quarterly)	9/16/2028	AUD	25,470,000	(116,434)	(109,902)	(6,532)
4.75% (Semiannually)	1-Day CLP-TNA (Semiannually)	9/16/2028	CLP	2,794,380,000	(17,468)	4,868	(22,336)
5.00% (Quarterly)	3-Month ASX BBSW (Quarterly)	9/16/2028	AUD	8,820,000	(69,246)	(62,255)	(6,991)
6.00% (Semiannually)	1-Day MIBOR (Semiannually)	9/16/2028	INR	254,230,000	(2,365)	12,322	(14,687)
Bank Of Canada Overnight Repo Rate (Semiannually)	2.75% (Semiannually)	9/16/2028	CAD	340,000	160	171	(11)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.25% (Upon termination)	1/2/2029	BRL	32,872,222	(252,777)	(51,907)	(200,870)
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/16/2029	JPY	1,745,000,000	139,574	149,994	(10,420)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.77% (Annually)	1/26/2030	JPY	432,330,000	(12,893)	(12,783)	(110)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(1,797)	307	(2,104)
3.98% (Annually)	1-Day SOFR (Annually)	11/30/2030	USD	2,350,000	(7,556)	(520)	(7,036)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.75% (Upon termination)	1/2/2031	BRL	5,200,860	(63,498)	(10,799)	(52,699)
2.50% (Annually)	1-Day ESTR (Annually)	4/16/2031	EUR	5,500,000	(9,097)	46,091	(55,188)
3.00% (Annually)	6-Month EURIBOR (Semiannually)	5/21/2031	EUR	58,720,000	(274,405)	(27,015)	(247,390)
3-Month JIBAR (Quarterly)	7.00% (Quarterly)	9/16/2031	ZAR	63,910,000	(66,571)	(56,818)	(9,753)
1-Day SOFR (Annually)	3.58% (Annually)	4/22/2032	USD	21,230,000	(279,342)	(246,680)	(32,662)
3.98% (Annually)	1-Day SOFR (Annually)	4/30/2033	USD	17,160,000	(55,837)	(3,730)	(52,107)
7.94% (Quarterly)	3-Month JIBAR (Quarterly)	3/18/2036	ZAR	2,980,000	(2,356)	—	(2,356)
3.20% (Annually)	6-Month EURIBOR (Semiannually)	6/19/2036	EUR	23,320,000	(90,082)	(8,482)	(81,600)
8.00% (Lunar)	Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	9/4/2036	MXN	9,900,000	6,921	16,106	(9,185)
2.00% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/16/2036	THB	58,310,000	2,429	4,999	(2,570)
2.75% (Annually)	6-Month EURIBOR (Semiannually)	9/16/2036	EUR	17,750,000	318,300	484,174	(165,874)
3.00% (Annually)	3-Month STIBOR (Quarterly)	9/16/2036	SEK	32,940,000	(65,655)	(11,022)	(54,633)
3.75% (Annually)	1-Day SOFR (Annually)	9/16/2036	USD	9,400,000	200,872	233,482	(32,610)
4.00% (Annually)	1-Day SONIA (Annually)	9/16/2036	GBP	1,180,000	45,995	59,649	(13,654)
4.25% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	9/16/2036	NZD	660,000	(6,423)	992	(7,415)
7.75% (Quarterly)	3-Month JIBAR (Quarterly)	9/16/2036	ZAR	45,520,000	12,660	54,822	(42,162)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.75% (Annually)	9/16/2036	JPY	1,787,000,000	(810,242)	(747,868)	(62,374)
3.89% (Annually)	1-Day SOFR (Annually)	4/22/2037	USD	12,040,000	128,590	175,990	(47,400)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(5,689)	512	(6,201)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	1,994,574,700	(794,038)	(666,742)	(127,296)
3.60% (Annually)	6-Month EURIBOR (Semiannually)	4/21/2046	EUR	5,650,000	(68,484)	(22,739)	(45,745)
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Bank of Japan Unsecured Overnight Call Rate (Annually)	4.50% (Annually)	5/21/2046	JPY	1,285,000,000	$30,736	$49,564	$(18,828)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.50% (Annually)	9/16/2046	JPY	334,000,000	(228,244)	(188,067)	(40,177)
3.10% (Annually)	1-Day ESTR (Annually)	8/15/2054	EUR	2,852,304	(75,089)	(35,658)	(39,431)
4.05% (Annually)	1-Day SOFR (Annually)	4/13/2056	USD	23,020,000	(30,257)	28,473	(58,730)
Subtotal Depreciation					$(3,084,418)	$(723,073)	$(2,361,345)
Net Centrally Cleared Interest Rate Swaps outstanding at June 30, 2026					$1,921,331	$1,191,269	$730,062
Total Return Basket Swap Agreements outstanding at June 30, 2026:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE or OBFR01 plus or minus a specified spread (-33.13% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	11-67 months maturity ranging from 05/13/2027 - 07/01/2031	GSC	$135,548,741	$(483,370)	$—	$(483,370)
Net Total Return Basket Swaps				$(483,370)	$ —	$(483,370)

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Fortinet, Inc.	6,711	$1,030,944	$84,374	(17.46)%
Snowflake, Inc.	4,038	1,027,671	51,283	(10.61)
Alphabet, Inc. Class A	(2,646)	945,601	14,371	(2.97)
Centene Corporation	14,076	903,538	(27,610)	5.71
Verisign, Inc.	3,550	893,038	(106,126)	21.96
Booking Holdings, Inc.	4,818	858,760	69,024	(14.28)
Airbnb, Inc. Class A	5,962	853,162	54,781	(11.33)
Microsoft Corporation	(1,978)	737,834	59,674	(12.35)
Ge Vernova, Inc.	596	700,217	150,955	(31.23)
Veeva Systems, Inc. Class A	3,833	680,243	35,917	(7.43)
Nutanix, Inc. Class A	13,274	676,443	1,508	(0.31)
Home Depot, Inc.	(1,910)	673,619	(63,179)	13.07
Rubrik, Inc. Class A	8,383	672,987	73,502	(15.21)
Medpace Holdings, Inc.	1,266	670,461	78,266	(16.19)
Boeing Co. (The)	3,022	654,172	4,662	(0.96)
Adobe, Inc.	3,173	650,528	(105,847)	21.90
Cisco Systems, Inc.	(5,351)	628,528	16,893	(3.49)
Comfort Systems U.S.A., Inc.	311	616,386	45,531	(9.42)
Viking Holdings, Ltd.	5,823	609,493	82,516	(17.07)
Datadog, Inc. Class A	2,279	593,360	67,239	(13.91)
Cloudflare, Inc. Class A	2,403	589,408	25,829	(5.34)
Amcor PLC	(13,537)	586,829	(69,001)	14.27
JPMorgan Chase & Co.	(1,771)	579,701	(24,872)	5.15
Natera, Inc.	2,110	572,760	101,624	(21.02)
PG&E Corporation	33,534	564,042	8,559	(1.77)

See Notes to Financial Statements.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Amazon.com, Inc.	(2,323)	$553,664	$14,653	(3.03)%
Manhattan Associates, Inc.	3,964	551,987	(28,523)	5.90
Southwest Gas Holdings, Inc.	6,153	545,648	2,926	(0.61)
Keurig Dr Pepper, Inc.	(16,559)	541,976	(17,506)	3.62
Mckesson Corporation	703	531,187	(20,836)	4.31
NVIDIA Corporation	(2,648)	529,838	15,420	(3.19)
Capital One Financial Corporation	2,608	523,217	44,038	(9.11)
Lennox International, Inc.	(898)	514,509	(42,655)	8.82
Watts Water Technologies Class A	1,311	513,191	93,837	(19.41)
TechnipFMC PLC	7,644	506,797	(17,072)	3.53
Dick's Sporting Goods, Inc.	(2,232)	506,240	(18,009)	3.73
Waters Corporation	(1,301)	487,927	(5,095)	1.05
Evercore, Inc. Class A	1,401	478,357	(21,600)	4.47
General Electric Co.	1,276	476,879	54,354	(11.24)
Cardinal Health, Inc.	2,005	476,308	49,011	(10.14)
Occidental Petroleum Corporation	9,606	466,563	(71,900)	14.87
Wendy's Co. (The)	(56,209)	465,973	(97,045)	20.08
General Dynamics Corporation	1,306	462,637	10,233	(2.12)
Lockheed Martin Corporation	901	459,023	(16,517)	3.42
Axon Enterprise, Inc.	(818)	458,579	(87,732)	18.15
LPL Financial Holdings, Inc.	(1,613)	454,350	11,517	(2.38)
Expedia Group, Inc.	1,769	452,652	43,503	(9.00)
Eaton Corporation PLC	(1,062)	452,539	(23,902)	4.94
Neurocrine Biosciences, Inc.	2,648	446,281	7,739	(1.60)
Synopsys, Inc.	(998)	445,178	20,032	(4.14)
Other	(814,088)	105,277,516	(1,012,114)	209.37
		$135,548,741	$(483,370)	100.00%
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$27,155,869	$27,155,869	$—	$—
Corporate Bonds	61,025,024	—	61,025,024	—
Foreign Bonds	8,157,738	—	8,157,738	—
Foreign Common Stocks	1,926,985	1,926,985	—	—
Money Market Funds	78,207,672	78,207,672	—	—
Mortgage-Backed Securities	10,807,960	—	10,807,960	—
Preferred Stocks:
Information Technology	2,959,093	2,418,123	540,970	—
Other^^	6,438,334	6,438,334	—	—
Total Preferred Stocks	9,397,427	8,856,457	540,970	—
Purchased Options:
Call Swaptions	35,902	—	35,902	—
Put Swaption	91,620	—	91,620	—
Total Purchased Options	127,522	—	127,522	—
U.S. Treasury Obligations	69,639,529	—	69,639,529	—
Warrants	990	990	—	—
Total Assets - Investments in Securities	$266,446,716	$116,147,973	$150,298,743	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$967,129	$—	$967,129	$—
Futures Contracts	911,890	911,890	—	—
Swap Agreements	3,091,407	—	3,091,407	—
Total Assets - Other Financial Instruments	$4,970,426	$911,890	$4,058,536	$ —

See Notes to Financial Statements.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(30,898,103)	$(30,898,103)	$—	$—
Foreign Common Stocks Sold Short	(5,270,163)	(5,270,163)	—	—
Rights Sold Short	—	—	—	— **
Written Options:
Call Option	(910)	(910)	—	—
Call Swaption	(377)	—	(377)	—
Total Written Options	(1,287)	(910)	(377)	—
Total Liabilities - Investments in Securities	$(36,169,553)	$(36,169,176)	$(377)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(864,242)	$—	$(864,242)	$—
Futures Contracts	(315,483)	(315,483)	—	—
Swap Agreements	(2,844,715)	—	(2,844,715)	—
Total Liabilities - Other Financial Instruments	$(4,024,440)	$(315,483)	$(3,708,957)	$ —

^^	Classifications as defined in the Schedule of Investments.
**	Level 3 security has zero value.
***
Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding
"Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

There were no transfers to or from Level 3 during the period ended June 30, 2026.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2026.
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

Strategic Alternatives Fund
Assets
Investments in securities of unaffiliated issuers, at value	$188,239,044
Investments in securities of affiliated issuers, at value	78,207,672
Total investments, at value(1)	266,446,716
Cash	49,049,223
Cash collateral for derivatives	15,365,513
Deposits with broker for futures contracts	3,927,102
Foreign currency(2)	71,230
Upfront premiums paid from swap agreements	5,801,521
Receivables:
Dividends	255,816
Interest	354,662
From adviser	2,542
Investment securities sold	1,572,258
Fund shares sold	29,928
Variation margin on centrally cleared and total return basket swaps	160,119
Unrealized appreciation on foreign currency exchange contracts	967,129
Unrealized appreciation on swap agreements	4,612,906
Prepaid expenses and other assets	18,006
Total Assets	348,634,671
Liabilities
Securities sold short, at value(3)	36,168,266
Options written, at value(4)	1,287
Upfront premiums received from swap agreements	4,610,252
Unrealized depreciation on foreign currency exchange contracts	864,242
Unrealized depreciation on swap agreements	5,096,276
Collateral from counterparty	4,264,625
Payables:
Investment securities purchased	9,037,898
Fund shares redeemed	47,806
Variation margin on futures contracts	140,055
Accrued expenses:
Investment advisory fees	230,006
Shareholder servicing fees	10,649
Director fees	1,419
Other expenses	275,573
Total Liabilities	60,748,354
Commitments and contingencies	— (5)
Net Assets	$287,886,317
Net Assets Consist of:
Paid-in-capital	$313,673,990
Distributable earnings (loss)	(25,787,673)
Net Assets	$287,886,317
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$235,584,046
Institutional shares outstanding	25,904,822
Net asset value, offering and redemption price per Institutional share	$9.09
Net assets applicable to the Investor Class	$52,302,271
Investor shares outstanding	5,802,265
Net asset value, offering and redemption price per Investor share	$9.01

(1)Investments in securities of unaffiliated issuers, at cost*	$174,943,052
Investments in securities of affiliated issuers, at cost	78,207,672
Total investments, at cost	$253,150,724
(2)Foreign currency, at cost	$71,242
(3)Proceeds from securities sold short	$30,414,164
(4)Premiums received on options written	$84,997
(5)See Note 3c in Notes to Financial Statements.
* Includes Purchased Options

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

Strategic Alternatives Fund
Investment Income
Dividends	$560,925
Income distributions received from affiliated funds	1,582,057
Interest	2,746,966
Less foreign taxes withheld	(1,566)
Total Investment Income	4,888,382
Expenses
Investment advisory fees	1,305,571
Transfer agent fees:
Institutional shares	5,143
Investor shares	16,835
Custodian fees	305,122
Shareholder servicing fees:
Investor shares	62,750
Accounting and administration fees	48,955
Professional fees	80,909
Blue sky fees:
Institutional shares	8,700
Investor shares	9,812
Shareholder reporting fees:
Institutional shares	1,389
Investor shares	4,293
Directors expenses	3,787
Line of credit facility fees	862
Index license fees	996
Dividends on securities sold short	93,495
Other expenses	17,199
Recoupment of prior expenses reduced by the Adviser	52,696
Total Expenses	2,018,514
Expenses waived/reimbursed(1)	(16,916)
Net Expenses	2,001,598
Net Investment Income	2,886,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	13,699,391
Investment securities sold short	(9,360,753)
TBA sale commitments	(898)
Futures transactions	209,733
Swap agreements	(2,759,615)
Option contracts written	176,943
Option contracts purchased	(187,093)
Forward foreign currency contracts	(22,262)
Foreign currency	52,270
Net realized gain	1,807,716
Net change in unrealized appreciation (depreciation) on:
Investment securities	153,963
Investment securities sold short	1,021,796
TBA sale commitments	2,524
Futures	417,716
Swap agreements	(2,872,200)
Option contracts written	(142,806)
Option contracts purchased	169,500
Forward foreign currency contracts	132,954
Foreign currency	806
Net change in unrealized appreciation (depreciation)	(1,115,747)
Net Realized and Unrealized Gain	691,969
Net Increase in Net Assets Resulting from Operations	$3,578,753

(1)	See Note 3c in Notes to Financial Statements.
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Strategic Alternatives Fund
	For the Six Months Ended	For the Year Ended
	06/30/26	12/31/25
	(Unaudited)
Operations:
Net investment income	$2,886,784	$6,979,120
Net realized gain on investment securities, foreign currency and derivatives	1,807,716	4,482,725
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	(1,115,747)	3,316,637
Net increase in net assets resulting from operations	3,578,753	14,778,482
Distributions to Shareholders:
Distributions paid
Institutional shares	—	(15,920,499)
Investor shares	—	(3,275,771)
Return of capital
Institutional shares	—	—
Investor shares	—	—
Total distributions	—	(19,196,270)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	18,543,379	40,126,252
Investor shares	4,638,534	18,970,660
Reinvestment of dividends and distributions
Institutional shares	—	15,912,242
Investor shares	—	3,273,806
Total proceeds from shares sold and reinvested	23,181,913	78,282,960
Value of shares redeemed
Institutional shares	(18,660,251)	(44,572,338)
Investor shares	(3,040,918)	(12,793,203)
Total value of shares redeemed	(21,701,169)	(57,365,541)
Net increase from capital share transactions(1)	1,480,744	20,917,419
Total increase in net assets	5,059,497	16,499,631
Net Assets:
Beginning of Period	282,826,820	266,327,189
End of Period	$287,886,317	$282,826,820

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Strategic Alternatives Fund
Institutional Class
2026(1)	$8.98	$0.09	$0.02	$0.11	$—	$—	$—	$9.09	1.23%	$235,584	1.39%(2)	1.39%(2)	2.11%	185%
2025	9.13	0.24	0.25	0.49	(0.38)	(0.26)	(0.64)	8.98	5.48	232,719	1.35 (2)	1.36 (2)	2.52	432
2024	9.21	0.34	0.36	0.70	(0.35)	(0.43)	(0.78)	9.13	7.60	224,781	1.25 (2)	1.30 (2)	3.53	514
2023	9.82	0.33	0.26	0.59	(0.38)	(0.82)	(1.20)	9.21	5.97	205,865	1.16 (2)	1.41 (2)	3.25	718
2022	10.29	0.03	(0.09)	(0.06)	(0.04)	(0.37)	(0.41)	9.82	(0.56)	236,559	1.15 (2)	1.36 (2)	0.31	327
2021	9.96	(0.05)	0.54	0.49	(0.02)	(0.14)	(0.16)	10.29	4.96	312,466	1.09 (2)	1.17 (2)	(0.46)	377
Investor Class
2026(1)	$8.91	$0.08	$0.02	$0.10	$—	$—	$—	$9.01	1.12%	$52,302	1.64%(2)	1.70%(2)	1.86%	185%
2025	9.07	0.21	0.25	0.46	(0.36)	(0.26)	(0.62)	8.91	5.10	50,108	1.60 (2)	1.68 (2)	2.26	432
2024	9.15	0.31	0.36	0.67	(0.32)	(0.43)	(0.75)	9.07	7.39	41,547	1.52 (2)	1.66 (2)	3.26	514
2023	9.76	0.29	0.27	0.56	(0.35)	(0.82)	(1.17)	9.15	5.70	41,132	1.48 (2)	1.74 (2)	2.93	718
2022	10.23	0.01	(0.10)	(0.09)	(0.01)	(0.37)	(0.38)	9.76	(0.91)	50,786	1.46 (2)	1.67 (2)	0.06	327
2021	9.92	(0.08)	0.53	0.45	—	(0.14)	(0.14)	10.23	4.57	39,214	1.41 (2)	1.52 (2)	(0.76)	377

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2026, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)
The ratio for the Strategic Alternatives Fund includes the effect of dividend expense on securities sold short which increased the ratio by
0.04%, 0.07%, 0.05%, 0.03%, and 0.05% for the years 2021, 2022, 2023, 2024, and 2025 and 0.07% for the six months ended June 30,
2026.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. DESCRIPTION OF THE FUNDS
GuideStone Funds (the Trust) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established 27 series (each, a Fund and together, the Funds). Each Fund, except the Growth Equity Fund, is a diversified, open-end management investment company,  registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund may each become non-diversified solely as a result of a change in relative market capitalization or index weightings of one or more constituents of their respective target indexes.
The MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund and MyDestination 2065 Fund are each referred to as a “Target Date Fund” and together as the “Target Date Funds.”
The Conservative Allocation Fund, Balanced Allocation Fund, Moderately Aggressive Allocation Fund and Aggressive Allocation Fund are each referred to as a “Target Risk Fund” and together as the “Target Risk Funds.”
The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Money Market Fund is referred to as the “Money Market Fund.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund and Impact Bond Fund are together referred to as the “Fixed Income Funds.”
The Defensive Market Strategies® Fund, Equity Index Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund are together referred to as the “Equity Funds.”
The Global Real Estate Securities Fund is referred to as the “Real Assets Fund.”
The Strategic Alternatives Fund is referred to as the “Alternatives Fund.”
There are two classes of shares issued by the Funds — the Institutional Class and the Investor Class (each, a Class and together the Classes). All Classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon its relative net assets.
Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed-income obligations, stocks and other investments. The Target Date and Target Risk Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Target Date and Target Risk Funds are commonly referred to as “Fund of Funds.”
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the accounting and preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), including but not limited to ASC 946. The preparation of financial statements requires the Funds’ management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be significant.
a. Valuation of Securities
Each Fund, except the Money Market Fund, values securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.
Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost, which approximates current fair value.
Forward foreign currency contracts are valued based upon closing exchange rates from each respective foreign market.
Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.
Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.
Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2.i., “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).
Non-deliverable bond forward contracts are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2.i., “Derivative Financial Instruments” for additional information regarding the valuation of non-deliverable bond forward contracts).
To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Valuation Designee, which consists of the voting members of the GuideStone Capital Management, LLC's (GSCM or Adviser) Valuation Committee. Securities for which market quotations are not readily available are valued at fair value according to methods established by the Valuation Designee. Due to the potential excessive volatility at the time valuations are developed, pricing may materially vary from the actual amounts realized upon sale of the securities.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (NAV). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If management becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Funds use Intercontinental Exchange (ICE) as a third-party fair valuation vendor. ICE provides a fair value for foreign equity securities held by the Funds based on certain factors and methodologies applied by ICE in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with the Board of Directors. The specific threshold may be set to 0.00% such that the adjustments to fair value for market movements occur daily to strike a more accurate NAV according to the most recently available information. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. This value is called the fair value trigger. The methodologies will only apply to those securities for which a "confidence interval" has been exceeded. ICE has established confidence intervals for each foreign security that determines the level of correlation between the fair value of the foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the valuation procedures is exceeded on a specific day, the Funds will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ICE.
Each Fund values their investments in underlying Funds daily at the closing NAV of each respective Fund.
The Financial Accounting Standards Board’s “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the requirements of U.S. GAAP, the amounts of transfers in and out of level 3, if material, are disclosed in the Note to Schedule of Investments for each respective fund.
b. Fixed Income Securities
The Fixed Income Funds, the Money Market Fund, and the Strategic Alternatives Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and/or other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Collateralized Mortgage Obligations (CMOs) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (CMBS) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Stripped Mortgage-Backed Securities (SMBS) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive the entire principal (the principal-only or PO class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.
“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities.”
The Fixed Income Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.
U.S. government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the NAV of the Funds’ shares. Some U.S. government securities, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the U.S. Treasury); others, such as those of the Federal National Mortgage Association (FNMA or Fannie Mae), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (PCs), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.
c. Foreign Currency Translations
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rate.
d. Loan Participations
The Fixed Income Funds, Defensive Market Strategies® Fund and Strategic Alternatives Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
The Fixed Income Funds, Defensive Market Strategies® Fund and Strategic Alternatives Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (commitments). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.
e. Real Estate Investment Securities
Each Select Fund may invest in real estate investment trusts (REITs) and other real estate related securities.  A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate and can generally be classified as an equity REIT, mortgage REIT or hybrid REIT.  Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property.  Hybrid REITs combine characteristics of both equity REITs and mortgage REITs.  REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended.  Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In addition, adverse economic, business or political developments affecting the real estate sector could have a major effect on the value of a REIT and other real estate related securities.
Dividend income from REITs is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
f. Repurchase Agreements
Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed-upon date and price. It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities, or by other securities sufficiently guaranteed and liquid in accordance with Rule 5b-3 under the 1940 Act. Any repurchase agreement entered into by a Fund will be collateralized by at least 100% of the repurchase price

(including accrued interest) for repurchase agreements collateralized by U.S. Government securities or cash, and at least 102% of the repurchase price (including accrued interest) for other types of collateral. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a sub-custodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
Repurchase transactions are entered into by the Funds under Master Repurchase Agreements (MRA) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
At June 30, 2026, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Money Market
Bank of Nova Scotia	$110,000,000	$(110,000,000)	$—	$—
BNP Paribas	106,000,000	(106,000,000)	—	—
Citigroup Global Markets, Inc.	100,000,000	(100,000,000)	—	—
Goldman Sachs & Co.	120,000,000	(120,000,000)	—	—
Mitsubishi UFJ Securities USA, Inc.	79,000,000	(79,000,000)	—	—
Mizuho Securities USA, Inc.	75,000,000	(75,000,000)	—	—
Natixis S.A.	100,000,000	(100,000,000)	—	—
TD Securities USA LLC	100,000,000	(100,000,000)	—	—
Total Repurchase Agreements	$790,000,000	$(790,000,000)	$—	$—
Low-Duration Bond
Citigroup Global Markets, Inc.	$2,500,000	$(2,500,000)	$—	$—
Medium-Duration Bond
Citigroup Global Markets, Inc.	$112,600,000	$(112,600,000)	$—	$—
Deutsche Bank Securities, Inc.	250,000,000	(250,000,000)	—	—
Total Repurchase Agreements	$362,600,000	$(362,600,000)	$—	$—
(1) The value of the related collateral received was equal to or exceeded the value of the repurchase agreement as of June 30, 2026.
(2) Net amount represents the net amount of receivable due from (payable to) the counterparty in the event of a default.
Additional information about netting arrangements under the Master Agreements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.
g. Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. Cash deposited with the broker is recorded as an asset on the Statements of Assets and Liabilities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.
The Fixed Income Funds and Strategic Alternatives Fund may sell short U.S. Treasury securities and derivatives such as, but not limited to, swaps, futures contracts and currency forwards to manage risk (e.g., duration, currency, credit, etc.). The Fixed Income Funds may occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund may be involved in dollar roll transactions with U.S. Treasury securities throughout the year. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value of up to 40% of the Fund's assets. The Defensive Market

Strategies® Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets.
At June 30, 2026, the value of securities sold short was $36,168,266 in the Strategic Alternatives Fund.
h. Synthetic Convertible Instruments
The Defensive Market Strategies® Fund establishes synthetic convertible instruments. Synthetic convertible instruments combine fixed-income securities (which may be convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a basket of fixed-income securities is pooled with a basket of options or warrants that produce the characteristics similar to a convertible security. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.
i. Derivative Financial Instruments
The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.
FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” requires additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.
Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed-upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
Foreign Currency Options and Futures — The Fixed Income Funds, Global Real Estate Securities Fund, International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund, Strategic Alternatives Fund and the Defensive Market Strategies® Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Non-Deliverable Bond Forward Contracts — A non-deliverable bond forward is a short-term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by the Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.
Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the security increases. In the case of an uncovered call option, the Fund must either purchase the underlying instrument at market price to meet its call obligations or settle the obligations with a cash payment, and there is a risk of unlimited loss. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options on the Statements of Assets and Liabilities.
Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed-upon swap agreement on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap agreement amounts reported in the Statements of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Certain Funds may enter into swap agreements, such as total return swaps. The Equity Funds may enter into equity swap agreements, and the International Equity Fund and Emerging Markets Equity Fund may also enter into cross-currency swap agreements. The Fixed Income Funds may enter into interest rate, credit default, inflation index, and cross-currency swap agreements. The Strategic Alternatives Fund may enter into equity and interest rate swap agreements.
Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).
Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Directors. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.
Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Certain Funds’ derivative agreements contain provisions that require a Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended June 30, 2026, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.
Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
Credit Default Swaps — Credit default swap (CDS) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement, and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation's default.
CDS agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. A Fund may use CDS on credit indexes to hedge a portfolio of CDS or bonds with a CDS on indexes which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indexes are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of year-end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year-end for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.
Centrally Cleared Swap Agreements — Centrally cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange (the Exchanges), where the Exchanges are the counterparty to both the buyer and seller of protection. Centrally cleared swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the margin) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Centrally cleared swaps require no payments at the beginning of the measurement period, nor are there liquidation payments at the termination of the swap.
Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap agreements may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.
Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.
Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of an underlying commodity. In return, a Fund receives either a fixed rate of interest or a rate determined by a floating rate index. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indexes involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into an equity or fixed income swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value.
Forward Rate Agreements — Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date.  The Funds enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.
Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (Variance Strike Price) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets.
Inflation Index Swap Agreements — Inflation index swap agreements involve managing the exposure to inflation risk. An inflation index swap is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap agreement is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap contract is entered into, the swap contract will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap agreement is entered into, the swap agreement will decrease in value.
Offsetting of Financial and Derivative Assets and Liabilities
Certain Funds are parties to International Swap and Derivatives Association, Inc. (ISDA) Master Agreements (MA) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the Fund’s portfolio or Statements of Assets and Liabilities. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to an ISDA MA in the Statements of Assets and Liabilities.
At June 30, 2026, derivative assets and liabilities (by type) held by the Funds are as follows:
Fund	Assets	Liabilities
MyDestination 2015
Derivative Financial Instruments:
Futures contracts	$51,750	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	51,750	—
Derivatives not subject to an ISDA MA or similar agreement	51,750	—
Total assets and liabilities subject to an ISDA MA	$—	$—
MyDestination 2025
Derivative Financial Instruments:
Futures contracts	$126,750	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	126,750	—
Derivatives not subject to an ISDA MA or similar agreement	126,750	—
Total assets and liabilities subject to an ISDA MA	$—	$—
MyDestination 2035
Derivative Financial Instruments:
Futures contracts	$159,000	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	159,000	—
Derivatives not subject to an ISDA MA or similar agreement	159,000	—
Total assets and liabilities subject to an ISDA MA	$—	$—
MyDestination 2045
Derivative Financial Instruments:
Futures contracts	$141,750	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	141,750	—
Derivatives not subject to an ISDA MA or similar agreement	141,750	—
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
MyDestination 2055
Derivative Financial Instruments:
Futures contracts	$69,000	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	69,000	—
Derivatives not subject to an ISDA MA or similar agreement	69,000	—
Total assets and liabilities subject to an ISDA MA	$—	$—
MyDestination 2065
Derivative Financial Instruments:
Futures contracts	$9,000	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	9,000	—
Derivatives not subject to an ISDA MA or similar agreement	9,000	—
Total assets and liabilities subject to an ISDA MA	$—	$—
Low-Duration Bond
Derivative Financial Instruments:
Futures contracts	$—	$45,982
Forward foreign currency contracts	198,671	115,272
Options	305,805	—
Centrally cleared swaps	185,853	—
Swap agreements	9,681	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	700,010	161,254
Derivatives not subject to an ISDA MA or similar agreement	185,853	45,982
Total assets and liabilities subject to an ISDA MA	$514,157	$115,272
Medium-Duration Bond
Derivative Financial Instruments:
Futures contracts	$—	$2,282,444
Forward foreign currency contracts	4,474,288	4,060,923
Options	1,428,061	575,676
Centrally cleared swaps	876,308	—
Swap agreements	9,513	7,665
Total derivative assets and liabilities in the Statements of Assets and Liabilities	6,788,170	6,926,708
Derivatives not subject to an ISDA MA or similar agreement	912,384	2,339,607
Total assets and liabilities subject to an ISDA MA	$5,875,786	$4,587,101
Global Bond
Derivative Financial Instruments:
Futures contracts	$—	$26,995
Forward foreign currency contracts	8,133,742	7,370,809
Centrally cleared swaps	40,000	191,102
Total derivative assets and liabilities in the Statements of Assets and Liabilities	8,173,742	7,588,906
Derivatives not subject to an ISDA MA or similar agreement	3,925,766	3,975,953
Total assets and liabilities subject to an ISDA MA	$4,247,976	$3,612,953

Fund	Assets	Liabilities
Impact Bond
Derivative Financial Instruments:
Futures contracts	$—	$4,422
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	4,422
Derivatives not subject to an ISDA MA or similar agreement	—	4,422
Total assets and liabilities subject to an ISDA MA	$—	$—
Defensive Market Strategies®
Derivative Financial Instruments:
Futures contracts	$—	$1,119
Options	97,981,199	8,433,678
Total derivative assets and liabilities in the Statements of Assets and Liabilities	97,981,199	8,434,797
Derivatives not subject to an ISDA MA or similar agreement	97,981,199	8,434,797
Total assets and liabilities subject to an ISDA MA	$—	$—
Equity Index
Derivative Financial Instruments:
Futures contracts	$643,838	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	643,838	—
Derivatives not subject to an ISDA MA or similar agreement	643,838	—
Total assets and liabilities subject to an ISDA MA	$—	$—
Value Equity Index
Derivative Financial Instruments:
Futures contracts	$14,576	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	14,576	—
Derivatives not subject to an ISDA MA or similar agreement	14,576	—
Total assets and liabilities subject to an ISDA MA	$—	$—
Value Equity
Derivative Financial Instruments:
Futures contracts	$54,661	$—
Forward foreign currency contracts	30,596	4,657
Total derivative assets and liabilities in the Statements of Assets and Liabilities	85,257	4,657
Derivatives not subject to an ISDA MA or similar agreement	85,257	4,657
Total assets and liabilities subject to an ISDA MA	$—	$—
Growth Equity Index
Derivative Financial Instruments:
Futures contracts	$364,215	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	364,215	—
Derivatives not subject to an ISDA MA or similar agreement	364,215	—
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
Growth Equity
Derivative Financial Instruments:
Futures contracts	$1,074,498	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,074,498	—
Derivatives not subject to an ISDA MA or similar agreement	1,074,498	—
Total assets and liabilities subject to an ISDA MA	$—	$—
Small Cap Equity
Derivative Financial Instruments:
Futures contracts	$54,000	$—
Forward foreign currency contracts	7,768	123
Total derivative assets and liabilities in the Statements of Assets and Liabilities	61,768	123
Derivatives not subject to an ISDA MA or similar agreement	61,768	123
Total assets and liabilities subject to an ISDA MA	$—	$—
International Equity Index
Derivative Financial Instruments:
Futures contracts	$342,751	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	342,751	—
Derivatives not subject to an ISDA MA or similar agreement	342,751	—
Total assets and liabilities subject to an ISDA MA	$—	$—
International Equity
Derivative Financial Instruments:
Futures contracts	$—	$955
Forward foreign currency contracts	6,075,426	7,198,549
Centrally cleared swaps	791,576	43,623
Swap agreements	5,003,188	4,691,199
Total derivative assets and liabilities in the Statements of Assets and Liabilities	11,870,190	11,934,326
Derivatives not subject to an ISDA MA or similar agreement	791,576	44,578
Total assets and liabilities subject to an ISDA MA	$11,078,614	$11,889,748
Emerging Markets Equity
Derivative Financial Instruments:
Futures contracts	$712,829	$—
Forward foreign currency contracts	4,969,663	3,268,069
Centrally cleared swaps	1,557,637	—
Swap agreements	1,864,789	362,748
Total derivative assets and liabilities in the Statements of Assets and Liabilities	9,104,918	3,630,817
Derivatives not subject to an ISDA MA or similar agreement	2,270,466	—
Total assets and liabilities subject to an ISDA MA	$6,834,452	$3,630,817

Fund	Assets	Liabilities
Global Real Estate Securities
Derivative Financial Instruments:
Futures contracts	$—	$23,940
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	23,940
Derivatives not subject to an ISDA MA or similar agreement	—	23,940
Total assets and liabilities subject to an ISDA MA	$—	$—
Strategic Alternatives
Derivative Financial Instruments:
Futures contracts	$—	$140,055
Forward foreign currency contracts	967,129	864,242
Options	127,522	1,287
Centrally cleared and total return basket swaps	160,119	—
Swap agreements	4,612,906	5,096,276
Total derivative assets and liabilities in the Statements of Assets and Liabilities	5,867,676	6,101,860
Derivatives not subject to an ISDA MA or similar agreement	4,773,025	4,753,871
Total assets and liabilities subject to an ISDA MA	$1,094,651	$1,347,989
The futures contracts and centrally cleared swap agreements shown above represent the variation margin shown on the Statements of Assets and Liabilities, which is the daily change in the unrealized appreciation (depreciation) for open futures and centrally cleared swap agreements.
At June 30, 2026, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA MA and net of the related collateral (received)/pledged by the Trust are as follows:
Fund/Sub-adviser/Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure
Low-Duration Bond
Sub-adviser B
Other Counterparties*	$514,157	$(115,272)	$398,885	$(4,658)	$394,227
Total Derivatives	$514,157	$(115,272)	$398,885	$(4,658)	$394,227
Medium-Duration Bond
Sub-adviser A
Other Counterparties*	$2,324,685	$(1,343,639)	$981,046	$(374,389)	$606,657
Sub-adviser B
Other Counterparties*	3,404,399	(2,724,353)	680,046	(700,145)	(20,099)
Sub-adviser D
Other Counterparties*	146,702	(519,109)	(372,407)	152,389	(220,018)
Total Derivatives	$5,875,786	$(4,587,101)	$1,288,685	$(922,145)	$366,540
Global Bond
Sub-adviser B
Other Counterparties*	$2,925,233	$(3,111,170)	$(185,937)	$71,304	$(114,633)
Sub-adviser C
Other Counterparties*	1,075	—	1,075	—	1,075
Sub-adviser D
Other Counterparties*	1,321,668	(501,783)	819,885	(620,598)	199,287
Total Derivatives	$4,247,976	$(3,612,953)	$635,023	$(549,294)	$85,729

Fund/Sub-adviser/Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure
International Equity
Sub-adviser A
Other Counterparties*	$11,078,614	$(11,889,748)	$(811,134)	$811,134	$—
Total Derivatives	$11,078,614	$(11,889,748)	$(811,134)	$811,134	$—
Emerging Markets Equity
Sub-adviser A
Other Counterparties*	$6,834,452	$(3,630,817)	$3,203,635	$(3,203,635)	$—
Total Derivatives	$6,834,452	$(3,630,817)	$3,203,635	$(3,203,635)	$—
Strategic Alternatives
Sub-adviser B
Other Counterparties*	$1,094,651	$(864,619)	$230,032	$(229,460)	$572
Sub-adviser E
Other Counterparties*	—	(483,370)	(483,370)	483,370	—
Total Derivatives	$1,094,651	$(1,347,989)	$(253,338)	$253,910	$572
*Other Counterparties represent the aggregate amounts that are held with counterparties where the respective Fund's net exposure to each such counterparty is less than 0.05% of the net assets of the Fund. Those holdings are deemed individually immaterial to the respective Fund and are listed collectively.
Additional information about netting arrangements under the Master Agreements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.
Derivative Holdings Categorized by Risk Exposure
FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.
Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Receivables: Variation margin*	Payables: Variation margin*
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Foreign exchange contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts
Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Equity contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Receivables: Variation margin*	Payables: Variation margin*
Inflation contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and centrally cleared swap agreements. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until June 30, 2026.

	Asset Derivative Value
Fund	Total Value at 6/30/26	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
MyDestination 2015
Futures	$270,055	$—	$—	$—	$270,055	$—
MyDestination 2025
Futures	$662,558	$—	$—	$—	$662,558	$—
MyDestination 2035
Futures	$829,734	$—	$—	$—	$829,734	$—
MyDestination 2045
Futures	$739,716	$—	$—	$—	$739,716	$—
MyDestination 2055
Futures	$360,073	$—	$—	$—	$360,073	$—
MyDestination 2065
Futures	$46,966	$—	$—	$—	$46,966	$—
Low-Duration Bond
Forwards	$198,671	$—	$198,671	$—	$—	$—
Futures	62,563	62,563	—	—	—	—
Purchased Options	305,805	305,805	—	—	—	—
Swaps	417,152	407,471	—	9,681	—	—
Totals	$984,191	$775,839	$198,671	$9,681	$—	$—
Medium-Duration Bond
Forwards	$4,474,288	$—	$4,474,288	$—	$—	$—
Futures	6,417,374	6,417,374	—	—	—	—
Purchased Options	1,428,061	1,428,060	1	—	—	—
Swaps	9,956,615	9,611,968	—	344,647	—	—
Totals	$22,276,338	$17,457,402	$4,474,289	$344,647	$—	$—
Global Bond
Forwards	$8,133,742	$—	$8,133,742	$—	$—	$—
Futures	682,027	682,027	—	—	—	—
Swaps	500,815	234,542	—	266,273	—	—
Totals	$9,316,584	$916,569	$8,133,742	$266,273	$—	$—
Impact Bond
Futures	$14,412	$14,412	$—	$—	$—	$—
Swaps	694	—	—	694	—	—
Totals	$15,106	$14,412	$—	$694	$—	$—

	Asset Derivative Value
Fund	Total Value at 6/30/26	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Defensive Market Strategies®
Futures	$490,657	$442,707	$—	$—	$47,950	$—
Purchased Options	97,981,199	—	—	—	97,981,199	—
Totals	$98,471,856	$442,707	$—	$—	$98,029,149	$—
Equity Index
Futures	$2,282,157	$—	$—	$—	$2,282,157	$—
Value Equity Index
Futures	$122,469	$—	$—	$—	$122,469	$—
Value Equity
Forwards	$30,596	$—	$30,596	$—	$—	$—
Futures	69,250	—	—	—	69,250	—
Totals	$99,846	$—	$30,596	$—	$69,250	$—
Growth Equity Index
Futures	$378,702	$—	$—	$—	$378,702	$—
Growth Equity
Futures	$1,653,869	$—	$—	$—	$1,653,869	$—
Small Cap Equity
Forwards	$7,768	$—	$7,768	$—	$—	$—
Futures	283,242	—	—	—	283,242	—
Totals	$291,010	$—	$7,768	$—	$283,242	$—
International Equity Index
Futures	$318,966	$—	$—	$—	$318,966	$—
International Equity
Forwards	$6,075,426	$—	$6,075,426	$—	$—	$—
Futures	2,078,940	—	—	—	2,078,940	—
Swaps	5,003,188	—	—	—	5,003,188	—
Totals	$13,157,554	$—	$6,075,426	$—	$7,082,128	$—
Emerging Markets Equity
Forwards	$4,969,663	$—	$4,969,663	$—	$—	$—
Futures	830,112	—	—	—	830,112	—
Swaps	1,864,789	—	—	—	1,864,789	—
Totals	$7,664,564	$—	$4,969,663	$—	$2,694,901	$—

	Asset Derivative Value
Fund	Total Value at 6/30/26	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Global Real Estate Securities
Futures	$1,620	$—	$—	$—	$1,620	$—
Strategic Alternatives
Forwards	$967,129	$—	$967,129	$—	$—	$—
Futures	911,890	432,654	477,036	—	2,200	—
Purchased Options	127,522	127,522	—	—	—	—
Swaps	3,091,407	3,091,407	—	—	—	—
Totals	$5,097,948	$3,651,583	$1,444,165	$—	$2,200	$—

	Liabilities Derivative Value
Fund	Total Value at 6/30/26	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Low-Duration Bond
Forwards	$115,272	$—	$115,272	$—	$—	$—
Futures	470,756	470,756	—	—	—	—
Swaps	396,184	396,184	—	—	—	—
Totals	$982,212	$866,940	$115,272	$—	$—	$—
Medium-Duration Bond
Forwards	$4,060,923	$—	$4,060,923	$—	$—	$—
Futures	2,583,696	2,583,696	—	—	—	—
Written Options	575,676	575,676	—	—	—	—
Swaps	8,792,911	8,549,122	—	243,789	—	—
Totals	$16,013,206	$11,708,494	$4,060,923	$243,789	$—	$—
Global Bond
Forwards	$7,370,809	$—	$7,370,809	$—	$—	$—
Futures	987,610	983,795	3,815	—	—	—
Swaps	196,709	196,709	—	—	—	—
Totals	$8,555,128	$1,180,504	$7,374,624	$—	$—	$—
Impact Bond
Futures	$569	$569	$—	$—	$—	$—

	Liabilities Derivative Value
Fund	Total Value at 6/30/26	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Defensive Market Strategies®
Futures	$2,500	$2,500	$—	$—	$—	$—
Written Options	8,433,678	—	—	—	8,433,678	—
Totals	$8,436,178	$2,500	$—	$—	$8,433,678	$—
Value Equity
Forwards	$4,657	$—	$4,657	$—	$—	$—
Small Cap Equity
Forwards	$123	$—	$123	$—	$—	$—
International Equity
Forwards	$7,198,549	$—	$7,198,549	$—	$—	$—
Futures	256,022	—	—	—	256,022	—
Swaps	4,691,199	—	—	—	4,691,199	—
Totals	$12,145,770	$—	$7,198,549	$—	$4,947,221	$—
Emerging Markets Equity
Forwards	$3,268,069	$—	$3,268,069	$—	$—	$—
Futures	467,278	—	—	—	467,278	—
Swaps	362,748	—	—	—	362,748	—
Totals	$4,098,095	$—	$3,268,069	$—	$830,026	$—
Global Real Estate Securities
Futures	$17,732	$—	$—	$—	$17,732	$—
Strategic Alternatives
Forwards	$864,242	$—	$864,242	$—	$—	$—
Futures	315,483	309,789	5,694	—	—	—
Written Options	1,287	377	—	—	910	—
Swaps	2,844,715	2,361,345	—	—	483,370	—
Totals	$4,025,727	$2,671,511	$869,936	$—	$484,280	$—

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Foreign exchange contracts	Net realized gain (loss) from: Foreign currency
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Foreign currency
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Credit contracts	Net realized gain (loss) from: Swap agreements
Net change in unrealized appreciation (depreciation) on: Swap agreements
Equity contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net unrealized appreciation (depreciation) on: Futures
Net unrealized appreciation (depreciation) on: Option contracts written
Net unrealized appreciation (depreciation) on: Option contracts purchased
Inflation contracts	Net realized gain (loss) from: Swap agreements
Net change in unrealized appreciation (depreciation) on: Swap agreements

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 6/30/26	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
MyDestination 2015
Futures	$1,465,574	$—	$—	$—	$1,465,574	$—
MyDestination 2025
Futures	$4,156,802	$—	$—	$—	$4,156,802	$—
MyDestination 2035
Futures	$5,033,265	$—	$—	$—	$5,033,265	$—
MyDestination 2045
Futures	$4,413,309	$—	$—	$—	$4,413,309	$—
MyDestination 2055
Futures	$2,219,275	$—	$—	$—	$2,219,275	$—
MyDestination 2065
Futures	$160,585	$—	$—	$—	$160,585	$—

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 6/30/26	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Low-Duration Bond
Forwards	$(22,425)	$—	$(22,425)	$—	$—	$—
Futures	(3,091,178)	(3,091,178)	—	—	—	—
Purchased Options	74,821	74,821	—	—	—	—
Swaps	579,322	526,580	—	52,742	—	—
Totals	$(2,459,460)	$(2,489,777)	$(22,425)	$52,742	$—	$—
Medium-Duration Bond
Forwards	$(1,461,474)	$—	$(1,461,474)	$—	$—	$—
Futures	(19,638,375)	(19,638,375)	—	—	—	—
Purchased Options	(348,516)	174,261	(285,381)	—	(237,396)	—
Swaps	5,288,207	3,986,270	—	1,301,937	—	—
Written Options	805,546	660,543	45,756	—	99,247	—
Totals	$(15,354,612)	$(14,817,301)	$(1,701,099)	$1,301,937	$(138,149)	$—
Global Bond
Forwards	$792,320	$—	$792,320	$—	$—	$—
Futures	(2,072,514)	(2,018,230)	(54,284)	—	—	—
Purchased Options	(578,783)	(578,783)	—	—	—	—
Swaps	594,098	568,211	—	25,887	—	—
Written Options	205,355	205,355	—	—	—	—
Totals	$(1,059,524)	$(1,823,447)	$738,036	$25,887	$—	$—
Impact Bond
Futures	$(55,407)	$(55,407)	$—	$—	$—	$—
Swaps	909	(196)	—	1,105	—	—
Totals	$(54,498)	$(55,603)	$—	$1,105	$—	$—
Defensive Market Strategies®
Futures	$(1,809,475)	$(3,751,366)	$—	$—	$1,941,891	$—
Purchased Options	15,561,176	—	—	—	15,561,176	—
Written Options	22,826,650	—	—	—	22,826,650	—
Totals	$36,578,351	$(3,751,366)	$—	$—	$40,329,717	$—
Equity Index
Futures	$7,006,488	$—	$—	$—	$7,006,488	$—

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 6/30/26	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Value Equity Index
Futures	$711,988	$—	$—	$—	$711,988	$—
Value Equity
Forwards	$1,010,802	$—	$1,010,802	$—	$—	$—
Futures	1,989,238	1,989,235	—	—	3	—
Totals	$3,000,040	$1,989,235	$1,010,802	$—	$3	$—
Growth Equity Index
Futures	$1,478,112	$—	$—	$—	$1,478,112	$—
Growth Equity
Futures	$3,150,746	$—	$—	$—	$3,150,746	$—
Small Cap Equity
Forwards	$57,569	$—	$57,569	$—	$—	$—
Futures	14,641,951	—	—	—	14,641,951	—
Totals	$14,699,520	$—	$57,569	$—	$14,641,951	$—
International Equity Index
Futures	$8,632,093	$—	$—	$—	$8,632,093	$—
International Equity
Forwards	$1,662,065	$—	$1,662,065	$—	$—	$—
Futures	5,247,222	(21,399)	—	—	5,268,621	—
Swaps	(8,053,326)	(2,292)	—	—	(8,051,034)	—
Totals	$(1,144,039)	$(23,691)	$1,662,065	$—	$(2,782,413)	$—
Emerging Markets Equity
Forwards	$(4,498,124)	$—	$(4,498,124)	$—	$—	$—
Futures	14,261,871	(76,293)	—	—	14,338,164	—
Swaps	16,719,715	(1,099)	—	—	16,720,814	—
Totals	$26,483,462	$(77,392)	$(4,498,124)	$—	$31,058,978	$—
Global Real Estate Securities
Forwards	$(63)	$—	$(63)	$—	$—	$—
Futures	326,052	—	—	—	326,052	—
Totals	$325,989	$—	$(63)	$—	$326,052	$—

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 6/30/26	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Strategic Alternatives
Forwards	$(22,262)	$—	$(22,262)	$—	$—	$—
Futures	209,733	290,029	(80,296)	—	—	—
Purchased Options	(187,093)	(187,093)	—	—	—	—
Swaps	(2,759,615)	1,756,572	—	4,118	(4,520,305)	—
Written Options	176,943	151,421	—	—	25,522	—
Totals	$(2,582,294)	$2,010,929	$(102,558)	$4,118	$(4,494,783)	$—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 6/30/26	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
MyDestination 2015
Futures	$489,611	$—	$—	$—	$489,611	$—
MyDestination 2025
Futures	$1,316,696	$—	$—	$—	$1,316,696	$—
MyDestination 2035
Futures	$1,597,952	$—	$—	$—	$1,597,952	$—
MyDestination 2045
Futures	$1,414,228	$—	$—	$—	$1,414,228	$—
MyDestination 2055
Futures	$727,737	$—	$—	$—	$727,737	$—
MyDestination 2065
Futures	$46,966	$—	$—	$—	$46,966	$—
Low-Duration Bond
Forwards	$198,498	$—	$198,498	$—	$—	$—
Futures	(665,068)	(665,068)	—	—	—	—
Purchased Options	220,103	220,103	—	—	—	—
Swaps	14,963	14,963	—	—	—	—
Totals	$(231,504)	$(430,002)	$198,498	$—	$—	$—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 6/30/26	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Medium-Duration Bond
Forwards	$1,772,392	$—	$1,772,392	$—	$—	$—
Futures	5,277,959	5,277,959	—	—	—	—
Purchased Options	248,872	11,481	237,391	—	—	—
Swaps	(1,174,754)	(1,174,754)	—	—	—	—
Written Options	(209,408)	(214,995)	5,587	—	—	—
Totals	$5,915,061	$3,899,691	$2,015,370	$—	$—	$—
Global Bond
Forwards	$895,410	$—	$895,410	$—	$—	$—
Futures	(437,972)	(434,157)	(3,815)	—	—	—
Purchased Options	343,842	—	—	343,842	—	—
Swaps	364,077	97,804	—	266,273	—	—
Written Options	(199,218)	—	—	(199,218)	—	—
Totals	$966,139	$(336,353)	$891,595	$410,897	$—	$—
Impact Bond
Futures	$20,255	$20,255	$—	$—	$—	$—
Swaps	568	—	—	568	—	—
Totals	$20,823	$20,255	$—	$568	$—	$—
Defensive Market Strategies®
Futures	$995,719	$988,480	$—	$—	$7,239	$—
Purchased Options	6,493,182	—	—	—	6,493,182	—
Written Options	1,598,983	—	—	—	1,598,983	—
Totals	$9,087,884	$988,480	$—	$—	$8,099,404	$—
Equity Index
Futures	$2,355,725	$—	$—	$—	$2,355,725	$—
Value Equity Index
Futures	$162,050	$—	$—	$—	$162,050	$—
Value Equity
Forwards	$112,435	$—	$112,435	$—	$—	$—
Futures	11,432	—	—	—	11,432	—
Totals	$123,867	$—	$112,435	$—	$11,432	$—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 6/30/26	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Inflation Contracts
Growth Equity Index
Futures	$498,944	$—	$—	$—	$498,944	$—
Growth Equity
Futures	$1,639,739	$—	$—	$—	$1,639,739	$—
Small Cap Equity
Forwards	$13,988	$—	$13,988	$—	$—	$—
Futures	1,089,294	—	—	—	1,089,294	—
Totals	$1,103,282	$—	$13,988	$—	$1,089,294	$—
International Equity Index
Futures	$(71,261)	$—	$—	$—	$(71,261)	$—
International Equity
Forwards	$(891,070)	$—	$(891,070)	$—	$—	$—
Futures	1,575,272	—	—	—	1,575,272	—
Swaps	(988,105)	—	—	—	(988,105)	—
Totals	$(303,903)	$—	$(891,070)	$—	$587,167	$—
Emerging Markets Equity
Forwards	$3,027,835	$—	$3,027,835	$—	$—	$—
Futures	(249,294)	—	—	—	(249,294)	—
Swaps	83,578	—	—	—	83,578	—
Totals	$2,862,119	$—	$3,027,835	$—	$(165,716)	$—
Global Real Estate Securities
Futures	$(13,065)	$—	$—	$—	$(13,065)	$—
Strategic Alternatives
Forwards	$132,954	$—	$132,954	$—	$—	$—
Futures	417,716	(258,401)	673,917	—	2,200	—
Purchased Options	169,500	169,500	—	—	—	—
Swaps	(2,872,200)	(1,555,145)	—	—	(1,317,055)	—
Written Options	(142,806)	(144,702)	—	—	1,896	—
Totals	$(2,294,836)	$(1,788,748)	$806,871	$—	$(1,312,959)	$—

Volume of Derivative Transactions
The tables below summarize the average daily notional derivative transactions by Fund during the six-month period ended June 30, 2026.
Activity for the period is measured by the number of transactions during the fiscal year and the average daily notional amount for open forward foreign currency contract transactions were as follows:
Fund	Number of transactions	Average notional market value of contracts
Low-Duration Bond	934	$135,952
Medium-Duration Bond	1,521	1,365,806
Global Bond	2,493	1,211,638
Value Equity	102	864,722
Small Cap Equity	111	55,649
International Equity	1,325	1,825,971
Emerging Markets Equity	2,786	789,163
Global Real Estate Securities	3	196,162
Strategic Alternatives	1,332	410,379
Activity for the period is measured by the average daily notional amount for long and short open future contracts. The amounts were as follows:
Fund	Long average notional market value of contracts	Short average notional market value of contracts
MyDestination 2015	$1,488,477	$149,475
MyDestination 2025	4,949,590	298,940
MyDestination 2035	5,819,708	—
MyDestination 2045	7,028,987	298,935
MyDestination 2055	2,428,669	149,475
MyDestination 2065	820,502	149,475
Low-Duration Bond	8,376,379	3,291,115
Medium-Duration Bond	9,712,199	7,386,808
Global Bond	1,980,088	3,059,543
Impact Bond	187,136	215,414
Defensive Market Strategies®	15,787,144	—
Equity Index	13,625,877	—
Value Equity Index	1,098,624	—
Value Equity	6,789,492	—
Growth Equity Index	1,340,921	6,392,179
Growth Equity	5,435,215	—
Small Cap Equity	17,907,087	1,802,320
International Equity Index	3,644,082	—
International Equity	3,494,254	2,840,680
Emerging Markets Equity	3,687,759	2,414,477
Global Real Estate Securities	594,767	—
Strategic Alternatives	3,935,543	2,873,789

Activity for the period is measured by the number of transactions during the fiscal year and the average daily premiums paid and received on open options transactions. The amounts were as follows:
Fund	Number of transactions	Average premiums paid and received
Low-Duration Bond	4	$25,918
Medium-Duration Bond	186	15,362
Global Bond	2	108,769
Defensive Market Strategies®	191	529,497
Strategic Alternatives	6	33,127
Activity for the period is measured by the average daily notional amount for buy and sell protection on credit default swap transactions. The amounts were as follows:
Fund	Buy protection average notional market value	Sell protection average notional market value
Low-Duration Bond	$ —	$2,100,000
Medium-Duration Bond	3,489,526	4,103,457
Global Bond	—	531,258
Impact Bond	—	260,727
Activity for the period is measured by the average daily notional amount for interest rate swaps based on the payment or receipt of the fixed rate. The amounts were as follows:
Fund	Paid fixed rate average notional market value	Received fixed rate average notional market value
Low-Duration Bond	$2,691,081	$2,846,711
Medium-Duration Bond	11,450,545	22,038,838
Global Bond	4,139,084	3,141,897
Strategic Alternatives	5,877,538	8,044,093
Activity for the period is measured by the average daily notional amount for inflation swaps based on the payment or receipt of the fixed rate. The amounts were as follows:
Fund	Paid fixed rate average notional market value	Received fixed rate average notional market value
Global Bond	$36,775,000	$—
Activity for the period is measured by the average daily notional amount for total return swaps. The amounts were as follows:
Fund	Average notional market value of transactions
International Equity	$892,504
Emerging Markets Equity	484,437
Strategic Alternatives	48,592

j. Dividends and Distributions to Shareholders
The Fixed Income Funds declare and pay dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. The Defensive Market Strategies® Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Value Equity Index Fund and Growth Equity Index Fund declare and pay dividends from net investment income semi-annually. Each of the other Funds (including all the Target Date Funds and Target Risk Funds) declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. Dividends and distributions to shareholders are recorded on the ex-dividend date.
k. Expenses
Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as shareholder reporting, registration, transfer agent and shareholder servicing fees.
l. Security Transactions, Income and Realized Gains and Losses
Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date, except certain dividends from foreign securities where the ex-date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is accrued daily, including the amortization of market premium and the accretion of market discount using the effective interest method. Realized gains and losses from security transactions are on an identified cost basis.
3. FEES AND OTHER TRANSACTIONS
a. Investment Advisory Fees (Affiliate)
Pursuant to a separate investment advisory agreement, GSCM acts as the Adviser to the Funds. As the Adviser, it provides an investment program for the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select and Target Date Fund’s investments. Under the asset allocation and general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds, and for such services, each sub-adviser receives a fee from the Funds. GSCM and the Trust have entered into sub-advisory agreements with Parametric Portfolio Associates LLC (Parametric) with respect to the overlay program of each Fund (except the Money Market Fund) and the completion portfolio program of each Fund (except the Money Market Fund, Global Real Estate Securities Fund, Equity Index Fund, International Equity Index Fund, Value Equity Index Fund and Growth Equity Index Fund). When such services are utilized, Parametric receives a fee from the respective Funds. The aggregate advisory fees and sub-adviser fees are included in the Statements of Assets and Liabilities and Statements of Operations under “Investment advisory fees.”

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the six-month period ended June 30, 2026, based upon average daily net assets, were as follows:
Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2015	0.10%	0.01%
MyDestination 2025	0.10%	0.00%
MyDestination 2035	0.10%	0.00%
MyDestination 2045	0.10%	0.00%
MyDestination 2055	0.10%	0.00%
MyDestination 2065	0.10%	0.00%
Conservative Allocation	0.10%	0.00%
Balanced Allocation	0.10%	0.00%
Moderately Aggressive Allocation	0.10%	0.00%
Aggressive Allocation	0.10%	0.00%
Money Market	0.07%	0.04%
Low-Duration Bond	0.11%	0.17%
Medium-Duration Bond	0.15%	0.19%
Global Bond	0.25%	0.19%
Impact Bond	0.15%	0.23%
Defensive Market Strategies®	0.33%	0.26%
Equity Index	0.08%	0.01%
Value Equity Index	0.08%	0.01%
Value Equity	0.32%	0.27%
Growth Equity Index	0.08%	0.01%
Growth Equity	0.32%	0.29%
Small Cap Equity	0.33%	0.47%
International Equity Index	0.10%	0.01%
International Equity	0.33%	0.44%
Emerging Markets Equity	0.33%	0.51%
Global Real Estate Securities	0.33%	0.38%
Strategic Alternatives	0.40%	0.53%
b. Shareholder Servicing Fees (Affiliate)
The Board of Directors has adopted a Shareholder Service Plan for each Fund with an Investor Class. Under this Plan, the Investor Class is authorized to pay fees of 0.25% of average daily net assets to parties that provide services for and maintain shareholder accounts.
c. Expense Limitation (Affiliate)
The Impact Bond Fund, Strategic Alternatives Fund, Emerging Markets Equity Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund entered into expense cap agreements with GSCM, pursuant to which GSCM has agreed to pay, waive, or assume operating expenses of the Class(es) of the Fund without regard to any expense reductions realized through use of directed brokerage (and excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, expenses on securities sold short, and extraordinary expenses), which exceed, in the aggregate, the annual percentage rate of that Class’ average daily net assets as indicated below through April 30, 2027.
The Target Date Funds have entered into an expense cap agreement with GSCM, pursuant to which GSCM has agreed to pay, waive, or assume operating expenses of the Class(es) of the Fund (excluding extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of that Class’ average daily net assets as indicated below through April 30, 2027.

The Expense Caps were as follows:
	For the Period January 1, 2026 to April 30, 2026		For the Period May 1, 2026 to June 30, 2026
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2015	0.45%	0.75%	0.45%	0.75%
MyDestination 2025	0.45%	0.75%	0.45%	0.75%
MyDestination 2035	0.45%	0.75%	0.45%	0.75%
MyDestination 2045	0.45%	0.75%	0.45%	0.75%
MyDestination 2055	0.45%	0.75%	0.45%	0.75%
MyDestination 2065	0.45%	0.75%	0.45%	0.75%
Impact Bond	0.48%	0.76%	0.47%	0.72%
Value Equity Index	0.25%	0.50%	0.25%	0.50%
Growth Equity Index	0.25%	0.50%	0.25%	0.50%
International Equity Index	N/A	0.50%	N/A	0.50%
Emerging Markets Equity	1.04%	1.31%	1.03%	1.28%
Strategic Alternatives	1.32%	1.57%	1.32%	1.57%

Each Fund in turn agreed to repay GSCM for any operating expenses in excess of the expense limitation reimbursed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation in place on the date in which (1) GSCM reimbursed operating expenses, or (2) during the year in which the reimbursement would be made, whichever is lower, and provided further that no amount will be reimbursed by the respective class of that Fund more than three years after the year in which it was reimbursed.
For those Funds that had operating expenses in excess of the expense limitation paid, waived or assumed by GSCM during the limitation period, the amounts subject to possible future reimbursement under the expense limitation agreement and the expiration schedule at June 30, 2026, are as follows:
	Institutional Class				Investor Class
Fund	2026	2027	2028	2029	2026	2027	2028	2029
MyDestination 2015	$111,279	$164,177	$168,609	$68,610	$71,707	$60,780	$77,089	$3,732
MyDestination 2025	263,265	356,660	356,508	99,297	—	29,225	57,913	—
MyDestination 2035	202,386	268,190	318,959	61,374	—	—	—	—
MyDestination 2045	—	—	—	—	—	—	—	—
MyDestination 2055	—	—	—	—	—	—	—	—
MyDestination 2065	N/A	N/A	—	44,132	N/A	N/A	—	43,515
Impact Bond	185,566	127,124	157,112	80,015	72,470	61,423	78,203	39,535
Value Equity Index	—	3,321	1,150	—	34,440	41,774	45,614	8,903
Growth Equity Index	—	—	—	—	7,533	25,353	3,920	—
International Equity Index	N/A	N/A	N/A	N/A	—	19,606	26,947	—
Emerging Markets Equity	N/A	130,159	242,049	3,879	N/A	85,275	105,600	10,942
Strategic Alternatives	441,123	116,865	25,570	—	106,325	58,774	39,456	16,916
The shareholder servicing agent, the Adviser, and/or the sub-adviser may voluntarily waive fees and/or reimburse expenses to the extent necessary to assist the Money Market Fund in attempting to maintain a yield of at least 0.00%.  Such yield waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser.  There is no guarantee that the Money Market Fund will maintain a positive yield. These previously waived fees are not subject to recoupment.

d. Brokerage Service Arrangements
Subject to best execution, the Adviser directs the sub-advisers to place a certain percentage of security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Funds. These payments can be found on the Statements of Operations under the heading “Fees Paid Indirectly.”
Fund	Expenses Paid Through Brokerage Service Agreements
Defensive Market Strategies®	$1,079
Value Equity	2,496
Growth Equity	18,607
Small Cap Equity	35,994
International Equity	756
Emerging Markets Equity	255
Global Real Estate Securities	10,832
e. Administrator, Transfer Agent and Distributor
The Northern Trust Company (Northern Trust) provides administrative and accounting services to the Funds. For its services as Administrator, Northern Trust is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.0028% and 0.0174% of average daily net assets. For its services as Transfer Agent, BNY Mellon Investment Servicing (US) Inc. (BNY Mellon) receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.
Foreside Funds Distributors LLC serves as the Underwriter and does not receive any fees in its capacity as Underwriter from GuideStone Funds. The fees are paid by GSCM.
f. Investments in Affiliates
The Target Date and Target Risk Funds do not invest in the underlying Select Funds for the purpose of exercising management or control; however, investments made by each Target Date and Target Risk Fund within each of its principal investment strategies may represent a significant portion of an underlying Select Fund’s net assets. At June 30, 2026, the Target Date and Target Risk Funds were the owners of record of the following approximate percentages of the total outstanding shares of the underlying Select Funds as detailed below:
Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund	MyDestination 2065 Fund
Money Market	0.52%	1.36%	1.65%	1.48%	0.73%	0.10%
Low-Duration Bond	8.82	13.59	1.29	—	—	—
Medium-Duration Bond	6.66	17.79	16.28	6.45	1.39	0.18
Global Bond	5.92	16.21	19.90	8.47	1.81	0.23
Defensive Market Strategies®	4.46	15.94	16.42	7.17	3.15	0.54
Equity Index	2.17	7.79	13.36	16.28	8.70	1.51
Small Cap Equity	1.46	5.53	9.81	12.47	6.68	1.19
International Equity Index	2.80	11.46	19.78	24.36	13.05	2.29
Emerging Markets Equity	2.12	5.43	9.10	10.79	5.74	0.98
Global Real Estate Securities	1.80	6.17	9.98	11.48	6.15	1.06
Strategic Alternatives	2.65	7.46	8.80	—	—	—

Fund	Conservative Allocation Fund	Balanced Allocation Fund	Moderately Aggressive Allocation Fund	Aggressive Allocation Fund
Money Market	0.25%	0.66%	0.64%	0.64%
Low-Duration Bond	7.07	6.01	1.47	—
Medium-Duration Bond	4.25	10.02	4.04	—

Fund	Conservative Allocation Fund	Balanced Allocation Fund	Moderately Aggressive Allocation Fund	Aggressive Allocation Fund
Global Bond	2.73%	14.46%	1.69%	— %
Impact Bond	16.81	22.14	20.75	—
Defensive Market Strategies®	1.81	8.99	2.74	—
Value Equity Index	2.59	15.11	31.44	35.37
Value Equity	1.09	6.29	10.63	14.36
Growth Equity Index	2.46	13.50	25.74	30.25
Growth Equity	0.87	4.57	7.01	9.77
Small Cap Equity	0.38	2.56	7.38	6.47
International Equity	1.67	10.75	16.66	25.91
Emerging Markets Equity	0.78	4.84	8.50	11.79
Global Real Estate Securities	1.43	8.13	7.98	—
Strategic Alternatives	7.13	18.55	6.46	—
A summary of the Funds' total long-term and short-term purchases and sales of the shares of the underlying Select Funds during the six-month period ended June 30, 2026, is as follows (amounts in thousands):
	Total Value at 12/31/25	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/26	Dividend Income	Distributions of Realized Gains
MyDestination 2015
Money Market	$14,967	$72,373	$77,114	$—	$—	$10,226	$258	$—
Low-Duration Bond	75,473	19,319	16,304	340	(1,149)	77,679	1,409	—
Medium-Duration Bond	247,160	23,244	11,060	(2,328)	(1,256)	255,760	5,444	—
Global Bond	41,982	4,737	2,720	(342)	(357)	43,300	772	—
Defensive Market Strategies®	54,481	3,437	3,339	(124)	2,627	57,082	484	293
Equity Index	138,414	9,707	16,964	7,325	5,611	144,093	615	32
Small Cap Equity	8,982	5,779	1,510	53	2,008	15,312	—	—
International Equity Index	63,437	4,505	15,915	5,573	487	58,087	—	—
Emerging Markets Equity	14,304	14,760	8,010	3,261	3,160	27,475	—	—
Global Real Estate Securities	5,617	372	250	29	480	6,248	123	—
Strategic Alternatives	7,211	319	—	—	103	7,633	—	—
	$672,028	$158,552	$153,186	$13,787	$11,714	$702,895	$9,105	$325
MyDestination 2025
Money Market	$38,612	$105,664	$117,474	$—	$—	$26,802	$662	$—
Low-Duration Bond	107,423	30,912	17,485	316	(1,499)	119,667	2,053	—
Medium-Duration Bond	676,144	39,104	22,214	(4,677)	(4,830)	683,527	14,459	—
Global Bond	117,459	8,728	5,800	(432)	(1,426)	118,529	2,083	—
Defensive Market Strategies®	196,633	5,907	7,595	(644)	9,601	203,902	1,729	1,048
Equity Index	498,571	16,498	43,355	13,943	32,128	517,785	2,204	113
Small Cap Equity	38,305	15,745	3,995	70	8,118	58,243	—	—
International Equity Index	232,051	10,475	26,735	5,755	16,677	238,223	—	—
Emerging Markets Equity	54,764	18,580	20,690	8,412	9,413	70,479	—	—
Global Real Estate Securities	20,748	958	2,145	(145)	1,981	21,397	428	—
Strategic Alternatives	20,784	1,100	650	(74)	366	21,526	—	—
	$2,001,494	$253,671	$268,138	$22,524	$70,529	$2,080,080	$23,618	$1,161

	Total Value at 12/31/25	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/26	Dividend Income	Distributions of Realized Gains
MyDestination 2035
Money Market	$46,266	$103,451	$117,217	$—	$—	$32,500	$814	$—
Low-Duration Bond	6,611	5,122	240	—	(104)	11,389	177	—
Medium-Duration Bond	569,468	92,109	27,730	(6,027)	(2,291)	625,529	12,648	—
Global Bond	135,799	14,398	2,480	(315)	(1,897)	145,505	2,497	—
Defensive Market Strategies®	183,348	18,430	401	(94)	8,805	210,088	1,775	1,076
Equity Index	808,049	33,945	30,257	18,953	57,452	888,142	3,782	194
Small Cap Equity	71,613	19,854	3,465	791	14,410	103,203	—	—
International Equity Index	381,060	14,466	21,690	7,344	29,766	410,946	—	—
Emerging Markets Equity	92,078	22,271	24,735	7,864	20,702	118,180	—	—
Global Real Estate Securities	31,573	2,409	2,150	372	2,415	34,619	679	—
Strategic Alternatives	23,301	2,430	701	(97)	446	25,379	—	—
	$2,349,166	$328,885	$231,066	$28,791	$129,704	$2,605,480	$22,372	$1,270
MyDestination 2045
Money Market	$40,522	$70,837	$82,217	$—	$—	$29,142	$716	$—
Medium-Duration Bond	216,074	48,409	13,295	(2,367)	(821)	248,000	4,914	—
Global Bond	53,926	11,484	2,490	(429)	(552)	61,939	1,044	—
Defensive Market Strategies®	79,091	9,533	645	(161)	3,873	91,691	777	471
Equity Index	960,979	50,842	20,553	11,173	80,132	1,082,573	4,603	236
Small Cap Equity	95,258	18,951	2,823	462	19,396	131,244	—	—
International Equity Index	458,947	24,690	22,455	7,113	37,915	506,210	—	—
Emerging Markets Equity	111,754	19,680	25,055	7,292	26,444	140,115	—	—
Global Real Estate Securities	35,003	3,785	2,070	349	2,754	39,821	785	—
	$2,051,554	$258,211	$171,603	$23,432	$169,141	$2,330,735	$12,839	$707
MyDestination 2055
Money Market	$23,281	$88,036	$96,871	$—	$—	$14,446	$362	$—
Medium-Duration Bond	53,791	14,130	13,875	442	(1,073)	53,415	1,085	—
Global Bond	13,420	2,866	2,850	171	(366)	13,241	230	—
Defensive Market Strategies®	40,592	4,187	6,150	696	1,002	40,327	341	206
Equity Index	576,181	49,207	96,050	50,711	(1,788)	578,261	2,451	126
Small Cap Equity	57,853	14,129	12,875	1,924	9,224	70,255	—	—
International Equity Index	274,526	24,292	54,029	14,705	11,682	271,176	—	—
Emerging Markets Equity	67,434	9,624	21,215	8,754	9,997	74,594	—	—
Global Real Estate Securities	20,724	2,600	3,900	125	1,777	21,326	419	—
	$1,127,802	$209,071	$307,815	$77,528	$30,455	$1,137,041	$4,888	$332

	Total Value at 12/31/25	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/26	Dividend Income	Distributions of Realized Gains
MyDestination 2065
Money Market	$—	$169,928	$167,887	$—	$—	$2,041	$43	$—
Medium-Duration Bond	—	7,648	449	(1)	(118)	7,080	108	—
Global Bond	—	1,707	15	—	(42)	1,650	24	—
Defensive Market Strategies®	—	6,802	33	—	202	6,971	58	35
Equity Index	—	94,076	912	13	6,929	100,106	422	22
Small Cap Equity	—	11,317	89	3	1,325	12,556	—	—
International Equity Index	—	46,930	375	15	1,048	47,618	—	—
Emerging Markets Equity	—	11,201	67	2	1,634	12,770	—	—
Global Real Estate Securities	—	3,785	114	9	4	3,684	72	—
	$—	$353,394	$169,941	$41	$10,982	$194,476	$727	$57
Conservative Allocation
Money Market	$4,898	$24,887	$24,861	$—	$—	$4,924	$87	$—
Low-Duration Bond	104,585	2,345	43,761	649	(1,543)	62,275	1,456	—
Medium-Duration Bond	134,923	37,682	7,405	28	(2,057)	163,171	3,232	—
Global Bond	12,435	8,385	700	(20)	(141)	19,959	306	—
Defensive Market Strategies®	23,621	520	2,075	(310)	1,365	23,121	199	121
Impact Bond	16,288	516	400	(15)	(270)	16,119	306	—
Value Equity Index	5,779	10,029	2,315	606	1,308	15,407	75	14
Value Equity	19,437	1,085	11,488	(252)	809	9,591	78	296
Growth Equity Index	5,701	14,746	2,945	615	1,278	19,395	30	137
Small Cap Equity	3,827	401	979	5	706	3,960	—	—
Growth Equity	27,292	3,010	15,815	(1,432)	435	13,490	—	264
International Equity	21,840	1,130	2,605	752	980	22,097	—	—
Emerging Markets Equity	8,474	955	1,795	672	1,767	10,073	—	—
Global Real Estate Securities	4,791	167	425	51	373	4,957	97	—
Strategic Alternatives	20,589	715	1,005	(121)	395	20,573	—	—
	$414,480	$106,573	$118,574	$1,228	$5,405	$409,112	$5,866	$832

	Total Value at 12/31/25	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/26	Dividend Income	Distributions of Realized Gains
Balanced Allocation
Money Market	$13,102	$42,159	$42,232	$—	$—	$13,029	$225	$—
Low-Duration Bond	55,259	2,028	3,795	89	(662)	52,919	998	—
Medium-Duration Bond	400,188	14,960	24,765	(5,658)	298	385,023	8,165	—
Global Bond	110,663	3,125	6,435	(884)	(788)	105,681	1,895	—
Defensive Market Strategies®	116,908	2,718	9,745	(636)	5,758	115,003	986	598
Impact Bond	21,305	1,227	939	(40)	(329)	21,224	397	—
Value Equity Index	35,364	54,126	10,745	3,170	8,055	89,970	445	83
Value Equity	112,975	3,559	64,365	915	2,199	55,283	458	1,730
Growth Equity Index	35,239	73,505	12,468	5,351	4,901	106,528	162	753
Small Cap Equity	25,321	775	3,785	323	4,339	26,973	—	—
Growth Equity	145,757	12,350	81,711	(858)	(4,355)	71,183	—	1,394
International Equity	138,549	6,760	14,050	3,490	7,383	142,132	—	—
Emerging Markets Equity	56,609	2,845	12,075	2,155	13,353	62,887	—	—
Global Real Estate Securities	28,022	1,298	3,515	149	2,234	28,188	553	—
Strategic Alternatives	53,537	3,070	3,784	(471)	1,184	53,536	—	—
	$1,348,798	$224,505	$294,409	$7,095	$43,570	$1,329,559	$14,284	$4,558
Moderately Aggressive Allocation
Money Market	$12,069	$75,574	$75,010	$—	$—	$12,633	$218	$—
Low-Duration Bond	20,351	1,094	8,310	54	(215)	12,974	279	—
Medium-Duration Bond	153,700	10,462	6,830	(1,411)	(711)	155,210	3,243	—
Global Bond	29,406	860	17,575	134	(446)	12,379	271	—
Defensive Market Strategies®	31,988	3,561	1,955	(327)	1,760	35,027	296	179
Impact Bond	18,686	2,448	900	(52)	(283)	19,899	363	—
Value Equity Index	85,675	90,508	11,525	3,263	19,317	187,238	917	171
Value Equity	172,493	13,434	97,115	401	4,217	93,430	770	2,908
Growth Equity Index	84,842	113,777	12,517	6,007	10,987	203,096	306	1,422
Small Cap Equity	41,843	28,501	5,650	66	12,906	77,666	—	—
Growth Equity	200,510	23,940	107,930	9,456	(16,827)	109,149	—	2,110
International Equity	199,162	17,115	12,295	3,154	13,177	220,313	—	—
Emerging Markets Equity	94,407	8,885	19,235	1,540	24,768	110,365	—	—
Global Real Estate Securities	24,652	2,393	1,551	(172)	2,340	27,662	543	—
Strategic Alternatives	17,618	1,175	400	(32)	286	18,647	—	—
	$1,187,402	$393,727	$378,798	$22,081	$71,276	$1,295,688	$7,206	$6,790

	Total Value at 12/31/25	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/26	Dividend Income	Distributions of Realized Gains
Aggressive Allocation
Money Market	$12,461	$32,318	$32,084	$—	$—	$12,695	$215	$—
Value Equity Index	80,083	120,533	15,010	4,147	20,863	210,616	1,035	193
Value Equity	240,046	15,499	135,595	(2,324)	8,570	126,196	1,042	3,936
Growth Equity Index	79,742	152,588	14,520	6,878	13,999	238,687	359	1,664
Small Cap Equity	60,766	500	4,584	(429)	11,796	68,049	—	—
Growth Equity	289,219	31,067	156,836	15,309	(26,531)	152,228	—	2,948
International Equity	322,509	13,525	18,960	1,180	24,400	342,654	—	—
Emerging Markets Equity	138,387	4,915	27,021	1,831	34,984	153,096	—	—
	$1,223,213	$370,945	$404,610	$26,592	$88,081	$1,304,221	$2,651	$8,741
Low-Duration Bond
Money Market	$27,096	$417,369	$402,541	$—	$—	$41,924	$694	$—
Medium-Duration Bond
Money Market	$164,300	$765,192	$836,155	$—	$—	$93,337	$2,242	$—
Global Bond
Money Market	$27,932	$307,308	$300,963	$—	$—	$34,277	$641	$—
Impact Bond
Money Market	$6,194	$27,455	$26,607	$—	$—	$7,042	$110	$—
Defensive Market Strategies®
Money Market	$116,348	$626,462	$642,808	$—	$—	$100,002	$2,617	$—
Equity Index
Money Market	$100,639	$531,418	$521,063	$—	$—	$110,994	$2,026	$—
Value Equity Index
Money Market	$5,275	$312,831	$309,055	$—	$—	$9,051	$189	$—
Value Equity
Money Market	$36,891	$475,549	$488,546	$—	$—	$23,894	$684	$—
Growth Equity Index
Money Market	$9,055	$396,044	$387,543	$—	$—	$17,556	$227	$—
Growth Equity
Money Market	$44,975	$705,005	$655,345	$—	$—	$94,635	$1,131	$—
Small Cap Equity
Money Market	$51,747	$604,672	$610,140	$—	$—	$46,279	$1,759	$—
International Equity Index
Money Market	$77,719	$497,991	$494,185	$—	$—	$81,525	$1,564	$—
International Equity
Money Market	$60,346	$795,879	$785,211	$—	$—	$71,014	$1,282	$—
Emerging Markets Equity
Money Market	$26,361	$302,996	$287,696	$—	$—	$41,661	$532	$—

	Total Value at 12/31/25	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/26	Dividend Income	Distributions of Realized Gains
Global Real Estate Securities
Money Market	$5,042	$45,114	$43,259	$—	$—	$6,897	$116	$—
Strategic Alternatives
Money Market	$111,729	$276,910	$310,431	$—	$—	$78,208	$1,582	$—
4. SECURITIES LENDING
Pursuant to a Securities Lending Authorization Agreement with Northern Trust, the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. When loaning securities, the Select Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Select Funds also have the ability to terminate the loans at any time and can do so in order to vote proxies or sell the securities. The Select Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The adequacy of the collateral is monitored on a daily basis, and the market value of the securities loaned is determined at the close of each business day. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term government money market fund managed by an affiliate of Northern Trust, which invests 99.5% or more of its total assets in U.S. government securities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral, and as such, this amount is not presented on the Funds’ Schedules of Investments.
The securities lending agreements with borrowers permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.
At June 30, 2026, the market values of loaned securities and collateral received were as follows:
Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral *
Low-Duration Bond	$172,253,518	$170,560,919	$7,107,501	$177,668,420
Medium-Duration Bond	503,371,611	488,816,943	32,501,112	521,318,055
Global Bond	59,922,890	45,332,021	16,985,842	62,317,863
Impact Bond	6,050,780	5,662,108	612,947	6,275,055
Defensive Market Strategies®	245,542,397	253,140,980	—	253,140,980
Equity Index	149,678,210	137,757,907	17,576,916	155,334,823
Value Equity Index	20,333,040	9,397,870	11,864,396	21,262,266
Value Equity	46,768,677	37,536,770	10,493,254	48,030,024

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral *
Growth Equity Index	$6,830,607	$2,390,784	$4,482,981	$6,873,765
Growth Equity	12,561,361	8,775,142	4,371,686	13,146,828
Small Cap Equity	336,737,885	294,548,690	53,425,932	347,974,622
International Equity Index	108,277,406	50,122,017	62,385,139	112,507,156
International Equity	23,389,868	10,219,621	14,513,469	24,733,090
Emerging Markets Equity	45,572,115	30,623,242	17,444,069	48,067,311
Global Real Estate Securities	50,838,339	32,548,375	20,774,567	53,322,942
*As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan in certain Funds resulting in a net exposure to the Funds of $0. Refer to the Fund's Schedule of Investments for details on the securities out on loan. Additional information about master netting arrangements can be found in the Repurchase Agreements and Derivative Financial Instruments sections of the Notes to Financial Statements.
The Funds’ securities lending transactions are accounted for as secured borrowings and have an overnight and continuous contractual maturity. The gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2026, are disclosed as “Collateral held for securities on loan, at value” on the Statements of Assets and Liabilities, where applicable.
5. INVESTMENT TRANSACTIONS
For the six-month period ended June 30, 2026, the cost of purchases and proceeds from sales and maturities for each Fund were as follows:
	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S Government Obligations
Fund	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2015	$86,180,395	$76,074,000	$9,407,705	$5,768,477
MyDestination 2025	129,359,574	150,665,000	38,408,108	10,022,936
MyDestination 2035	225,431,249	113,847,000	6,955,640	509,178
MyDestination 2045	187,374,413	89,386,000	—	—
MyDestination 2055	121,035,878	210,945,000	—	—
MyDestination 2065	183,465,029	2,053,220	—	—
Conservative Allocation	81,685,670	93,711,500	—	—
Balanced Allocation	182,347,130	252,178,000	—	—
Moderately Aggressive Allocation	318,152,890	303,787,000	—	—
Aggressive Allocation	338,626,819	372,525,000	—	—
Low-Duration Bond	250,833,207	225,129,760	568,965,389	609,315,546
Medium-Duration Bond	722,908,298	245,004,172	7,125,755,373	7,241,191,608
Global Bond	386,269,890	321,655,610	126,160,626	152,870,539
Impact Bond	7,259,153	14,297,333	42,806,709	33,649,033
Defensive Market Strategies®	1,282,444,034	1,308,426,790	—	39,999,023
Equity Index	301,063,076	189,807,339	—	—
Value Equity Index	395,929,989	137,822,160	—	—

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S Government Obligations
Fund	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
Value Equity	$336,281,848	$604,205,839	$—	$—
Growth Equity Index	508,636,650	203,853,874	—	—
Growth Equity	573,388,852	999,482,041	—	—
Small Cap Equity	1,361,199,843	1,299,331,339	—	—
International Equity Index	522,102,294	235,760,234	—	—
International Equity	557,295,687	839,107,550	—	—
Emerging Markets Equity	438,249,970	357,913,821	—	—
Global Real Estate Securities	203,229,535	197,559,706	—	—
Strategic Alternatives	76,840,462	78,440,458	287,930,117	260,125,725
6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock were as follows:
	Six Months Ended 6/30/26		Year Ended 12/31/25
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2015
Shares sold	4,551,494	783,664	1,884,017	2,125,586
Shares reinvested	—	—	1,683,414	2,199,164
Shares redeemed	(2,301,932)	(3,081,815)	(3,580,230)	(5,311,549)
Net increase (decrease)	2,249,562	(2,298,151)	(12,799)	(986,799)
MyDestination 2025
Shares sold	12,737,914	3,053,148	6,452,716	7,538,729
Shares reinvested	—	—	5,064,885	7,108,436
Shares redeemed	(4,931,875)	(13,971,784)	(7,123,312)	(12,661,798)
Net increase (decrease)	7,806,039	(10,918,636)	4,394,289	1,985,367
MyDestination 2035
Shares sold	13,339,137	5,432,786	8,000,152	10,297,518
Shares reinvested	—	—	4,845,852	5,956,291
Shares redeemed	(2,842,344)	(9,625,566)	(4,038,154)	(7,062,306)
Net increase (decrease)	10,496,793	(4,192,780)	8,807,850	9,191,503
MyDestination 2045
Shares sold	8,070,746	3,861,029	7,141,047	8,710,150
Shares reinvested	—	—	3,132,967	3,714,532
Shares redeemed	(1,884,594)	(4,818,504)	(1,767,174)	(4,257,433)
Net increase (decrease)	6,186,152	(957,475)	8,506,840	8,167,249

	Six Months Ended 6/30/26		Year Ended 12/31/25
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2055
Shares sold	3,547,445	1,921,441	4,433,341	5,143,545
Shares reinvested	—	—	1,014,171	1,145,275
Shares redeemed	(5,345,949)	(5,252,704)	(616,099)	(1,553,094)
Net increase (decrease)	(1,798,504)	(3,331,263)	4,831,413	4,735,726
MyDestination 2065
Shares sold	8,735,386	8,725,111	300,000	300,000
Shares reinvested	—	—	—	—
Shares redeemed	(48,234)	(190,421)	—	—
Net increase (decrease)	8,687,152	8,534,690	300,000	300,000
Conservative Allocation
Shares sold	628,518	909,914	1,012,406	2,047,352
Shares reinvested	—	—	562,916	1,424,610
Shares redeemed	(1,165,476)	(1,945,447)	(1,508,558)	(4,067,540)
Net increase (decrease)	(536,958)	(1,035,533)	66,764	(595,578)
Balanced Allocation
Shares sold	885,056	1,217,023	2,618,378	2,611,786
Shares reinvested	—	—	2,355,340	6,309,968
Shares redeemed	(5,042,438)	(4,238,984)	(2,531,017)	(8,430,042)
Net increase (decrease)	(4,157,382)	(3,021,961)	2,442,701	491,712
Moderately Aggressive Allocation
Shares sold	4,584,568	1,169,021	1,837,843	2,628,438
Shares reinvested	—	—	2,195,187	5,605,568
Shares redeemed	(2,004,877)	(3,501,264)	(2,245,780)	(6,136,644)
Net increase (decrease)	2,579,691	(2,332,243)	1,787,250	2,097,362
Aggressive Allocation
Shares sold	576,778	1,132,792	1,741,439	2,207,930
Shares reinvested	—	—	2,489,545	6,784,175
Shares redeemed	(1,899,652)	(2,869,187)	(1,734,884)	(6,406,660)
Net increase (decrease)	(1,322,874)	(1,736,395)	2,496,100	2,585,445
Money Market
Shares sold	6,332,761,361	89,840,715	8,731,626,414	183,597,299
Shares reinvested	7,180,152	9,038,509	18,656,625	22,464,146
Shares redeemed	(6,367,616,492)	(122,545,959)	(8,643,557,992)	(222,071,263)
Net increase (decrease)	(27,674,979)	(23,666,735)	106,725,047	(16,009,818)
Low-Duration Bond
Shares sold	7,288,636	1,391,429	13,356,489	2,102,006
Shares reinvested	1,038,906	208,072	2,372,100	525,529
Shares redeemed	(9,923,997)	(992,648)	(14,292,575)	(7,615,248)
Net increase (decrease)	(1,596,455)	606,853	1,436,014	(4,987,713)

	Six Months Ended 6/30/26		Year Ended 12/31/25
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
Medium-Duration Bond
Shares sold	29,031,390	5,126,419	55,583,909	16,561,555
Shares reinvested	5,113,173	948,379	9,554,376	1,849,407
Shares redeemed	(12,375,622)	(4,183,774)	(22,452,532)	(6,304,608)
Net increase (decrease)	21,768,941	1,891,024	42,685,753	12,106,354
Global Bond
Shares sold	7,768,866	1,194,102	16,122,171	2,186,384
Shares reinvested	1,251,955	176,171	2,133,199	321,835
Shares redeemed	(5,303,788)	(869,160)	(11,750,948)	(4,804,035)
Net increase (decrease)	3,717,033	501,113	6,504,422	(2,295,816)
Impact Bond
Shares sold	504,705	115,672	1,015,697	580,928
Shares reinvested	150,129	36,241	341,739	82,650
Shares redeemed	(313,299)	(106,765)	(732,770)	(556,418)
Net increase (decrease)	341,535	45,148	624,666	107,160
Defensive Market Strategies®
Shares sold	4,528,172	1,237,896	7,644,145	2,033,369
Shares reinvested	1,095,717	294,570	8,034,390	2,245,311
Shares redeemed	(4,697,088)	(1,778,602)	(32,211,035)	(13,156,856)
Net increase (decrease)	926,801	(246,136)	(16,532,500)	(8,878,176)
Equity Index
Shares sold	5,218,680	1,765,862	10,977,588	7,254,104
Shares reinvested	287,271	85,085	998,962	346,978
Shares redeemed	(4,179,238)	(1,580,594)	(6,296,155)	(3,171,974)
Net increase (decrease)	1,326,713	270,353	5,680,395	4,429,108
Value Equity Index
Shares sold	21,488,632	1,794,263	4,633,189	1,731,617
Shares reinvested	211,937	17,816	757,446	105,459
Shares redeemed	(3,148,699)	(578,434)	(1,894,132)	(874,141)
Net increase (decrease)	18,551,870	1,233,645	3,496,503	962,935
Value Equity
Shares sold	1,605,553	1,605,861	4,807,140	2,027,482
Shares reinvested	980,837	772,669	5,544,016	2,666,109
Shares redeemed	(17,454,280)	(1,400,096)	(6,344,784)	(6,452,802)
Net increase (decrease)	(14,867,890)	978,434	4,006,372	(1,759,211)
Growth Equity Index
Shares sold	21,154,019	1,279,801	5,074,203	3,515,923
Shares reinvested	280,443	56,364	474,207	254,122
Shares redeemed	(2,867,955)	(1,810,682)	(2,903,050)	(2,370,529)
Net increase (decrease)	18,566,507	(474,517)	2,645,360	1,399,516

	Six Months Ended 6/30/26		Year Ended 12/31/25
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
Growth Equity
Shares sold	3,040,871	1,025,130	8,673,677	2,084,471
Shares reinvested	526,329	617,844	4,717,511	4,182,445
Shares redeemed	(15,742,107)	(3,615,163)	(5,963,312)	(7,870,399)
Net increase (decrease)	(12,174,907)	(1,972,189)	7,427,876	(1,603,483)
Small Cap Equity
Shares sold	6,905,820	1,223,656	7,510,936	2,115,551
Shares reinvested	—	—	3,257,710	1,751,422
Shares redeemed	(2,713,070)	(3,567,581)	(9,809,496)	(3,098,444)
Net increase (decrease)	4,192,750	(2,343,925)	959,150	768,529
International Equity Index
Shares sold	16,093,645	13,160,804	11,807,103	4,859,553
Shares reinvested	—	—	6,197,731	323,218
Shares redeemed	(10,459,307)	(1,285,928)	(14,721,056)	(1,122,677)
Net increase (decrease)	5,634,338	11,874,876	3,283,778	4,060,094
International Equity
Shares sold	3,776,075	2,577,060	6,373,836	5,925,231
Shares reinvested	—	—	5,892,049	3,042,617
Shares redeemed	(9,085,980)	(13,925,580)	(11,316,341)	(4,607,617)
Net increase (decrease)	(5,309,905)	(11,348,520)	949,544	4,360,231
Emerging Markets Equity
Shares sold	15,391,095	5,759,914	5,107,450	4,928,178
Shares reinvested	—	—	2,396,632	532,109
Shares redeemed	(12,511,857)	(2,773,542)	(13,227,247)	(2,933,632)
Net increase (decrease)	2,879,238	2,986,372	(5,723,165)	2,526,655
Global Real Estate Securities
Shares sold	2,060,494	1,039,607	3,726,905	1,625,009
Shares reinvested	486,928	180,389	909,575	329,103
Shares redeemed	(2,154,123)	(802,955)	(3,900,797)	(1,138,959)
Net increase (decrease)	393,299	417,041	735,683	815,153
Strategic Alternatives
Shares sold	2,082,871	522,979	4,311,321	2,059,211
Shares reinvested	—	—	1,758,119	364,336
Shares redeemed	(2,093,083)	(343,274)	(4,761,452)	(1,383,096)
Net increase (decrease)	(10,212)	179,705	1,307,988	1,040,451
7. BANK BORROWINGS
Pursuant to a Line of Credit Agreement, the Funds are permitted to borrow cash from Northern Trust up to a limit of $50 million, collectively. Each Fund is individually, and not jointly, liable for its particular advances, if any, under the line of credit. If the line of credit was utilized, interest would be charged to each Fund based on its borrowings at a rate equal to the greater of the Federal Funds Rate plus 1.00% or 1.50%. Each Fund also paid a facility fee equal to its pro rata share of the amount of the credit facility, based on average net assets, at a rate of 0.20% per annum. The agreement will expire on November 11, 2026.

There were no draws on the line of credit for the six-month period ended June 30, 2026, and there were no outstanding loans at June 30, 2026.
8. FEDERAL INCOME TAXES
Each Fund has elected to be treated as and intends to qualify as a regulated investment company each year by complying with all sections of the Internal Revenue Code of 1986, as amended, that apply to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries in which they invest in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Management has analyzed the Funds’ tax positions and has concluded that no material provision for income tax is required in the Funds’ financial statements except as noted above. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds’ federal tax returns for the prior three fiscal years and the current year (year ended December 31, 2023, through six-month period ended June 30, 2026), remains subject to examination by the Internal Revenue Service. In regard to foreign taxes only, certain Funds have open tax years in certain foreign countries they invest in that may date back to the inception of the Funds.
Distributions during the years ended December 31, 2025, and December 31, 2024, were characterized as follows for tax purposes:
Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
MyDestination 2015	2025	$25,572,786	$14,634,931	$—	$40,207,717
	2024	24,863,269	18,248,717	—	43,111,986
MyDestination 2025	2025	69,696,444	63,231,744	—	132,928,188
	2024	65,234,308	75,462,451	—	140,696,759
MyDestination 2035	2025	66,722,911	63,245,721	—	129,968,632
	2024	54,352,178	79,574,862	—	133,927,040
MyDestination 2045	2025	47,241,548	43,477,919	—	90,719,467
	2024	34,769,062	57,395,648	—	92,164,710
MyDestination 2055	2025	24,363,737	18,118,042	—	42,481,779
	2024	16,198,998	19,545,485	—	35,744,483
MyDestination 2065	2025	—	—	—	—
Conservative Allocation	2025	15,881,771	7,022,198	—	22,903,969
	2024	16,391,643	2,437,550	—	18,829,193
Balanced Allocation	2025	46,810,903	58,699,399	—	105,510,302
	2024	45,073,165	9,359,784	—	54,432,949
Moderately Aggressive Allocation	2025	30,876,332	75,539,668	—	106,416,000
	2024	29,429,995	7,456,267	—	36,886,262
Aggressive Allocation	2025	27,352,273	102,685,758	—	130,038,031
	2024	20,823,504	15,182,131	—	36,005,635
Money Market	2025	84,529,614	7,420	—	84,537,034
	2024	81,813,898	4,281	—	81,818,179
Low-Duration Bond	2025	37,841,988	—	—	37,841,988
	2024	38,251,649	—	—	38,251,649

Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
Medium-Duration Bond	2025	$146,680,805	$—	$—	$146,680,805
	2024	123,004,695	—	—	123,004,695
Global Bond	2025	21,412,356	—	—	21,412,356
	2024	18,511,616	—	—	18,511,616
Impact Bond	2025	4,079,927	—	—	4,079,927
	2024	3,899,379	—	—	3,899,379
Defensive Market Strategies®	2025	74,244,686	46,932,000	—	121,176,686
	2024	102,993,365	38,204,881	—	141,198,246
Equity Index	2025	61,839,856	25,526,985	—	87,366,841
	2024	63,692,875	105,312,533	—	169,005,408
Value Equity Index	2025	3,717,499	7,235,617	—	10,953,116
	2024	4,526,925	7,162,994	—	11,689,919
Value Equity	2025	21,156,436	130,717,209	—	151,873,645
	2024	19,131,202	92,564,207	—	111,695,409
Growth Equity Index	2025	2,749,647	10,811,752	—	13,561,399
	2024	2,989,910	9,781,291	—	12,771,201
Growth Equity	2025	1,609,332	238,844,971	—	240,454,303
	2024	5,988,292	212,270,874	—	218,259,166
Small Cap Equity	2025	21,629,767	64,596,388	—	86,226,155
	2024	16,321,197	32,487,508	—	48,808,705
International Equity Index	2025	72,304,049	19,124,468	1,836,126	93,264,643
	2024	35,907,591	—	—	35,907,591
International Equity	2025	81,246,219	62,186,631	—	143,432,850
	2024	51,331,885	46,970,145	—	98,302,030
Emerging Markets Equity	2025	13,091,868	22,461,804	—	35,553,672
	2024	12,091,350	—	—	12,091,350
Global Real Estate Securities	2025	11,593,527	—	—	11,593,527
	2024	6,587,198	—	—	6,587,198
Strategic Alternatives	2025	19,196,270	—	—	19,196,270
	2024	21,528,639	—	—	21,528,639
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Qualified Late Year Losses	Net Unrealized Appreciation (Depreciation)
MyDestination 2015	$327,211	$7,280,980	$—	$20,080,770
MyDestination 2025	1,432,203	18,662,920	—	130,553,670
MyDestination 2035	1,045,367	29,818,672	—	300,575,600
MyDestination 2045	525,913	24,299,654	—	434,129,595
MyDestination 2055	—	13,870,858	—	237,536,327
MyDestination 2065	—	—	—	—
Conservative Allocation	286,784	7,793,329	—	(11,212,995)
Balanced Allocation	885,955	42,949,522	—	(61,169,148)
Moderately Aggressive Allocation	716,316	57,307,665	—	31,862,631
Aggressive Allocation	1,129,456	79,435,172	—	79,867,442
Money Market	31,410	—	—	—

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Qualified Late Year Losses	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond	$855,109	$—	$—	$4,847,113
Medium-Duration Bond	9,235,932	—	—	(35,492,085)
Global Bond	209,618	—	—	6,157,134
Impact Bond	107,938	—	—	(1,491,584)
Defensive Market Strategies®	4,811,528	2,895,177	—	26,220,289
Equity Index	3,338,493	796,298	—	3,081,636,059
Value Equity Index	253,609	490,602	—	44,629,506
Value Equity	13,777,674	15,381,783	—	128,148,414
Growth Equity Index	225,393	5,567,503	—	140,487,727
Growth Equity	—	30,510,692	—	550,908,013
Small Cap Equity	6,738,386	1,636,962	—	66,757,884
International Equity Index	—	—	(3,669,451)	403,015,012
International Equity	4,633,372	32,471,414	—	220,627,701
Emerging Markets Equity	—	19,634,022	(4,633,173)	179,514,450
Global Real Estate Securities	3,832,614	—	—	(1,031,415)
Strategic Alternatives	3,594,684	—	—	(32,961,110)
At June 30, 2026, the aggregate cost of investments for federal income tax purposes (including securities sold short and derivative related items) and the net unrealized appreciation from investments having an excess of value over cost and net unrealized depreciation from investments having an excess of cost over value were as follows:
Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Investments	Depreciated Investments
MyDestination 2015	$731,919,934	$29,337,874	$38,505,436	$(9,167,562)
MyDestination 2025	2,000,070,365	195,838,695	213,649,112	(17,810,417)
MyDestination 2035	2,195,714,040	424,595,111	441,908,866	(17,313,755)
MyDestination 2045	1,730,416,184	601,058,067	602,491,990	(1,433,923)
MyDestination 2055	867,966,274	269,435,111	269,554,650	(119,539)
MyDestination 2065	183,496,218	11,027,166	11,187,204	(160,038)
Conservative Allocation	411,628,025	(2,515,530)	810,954	(3,326,484)
Balanced Allocation	1,335,747,000	(6,187,650)	34,709,986	(40,897,636)
Moderately Aggressive Allocation	1,180,965,932	114,722,532	121,978,896	(7,256,364)
Aggressive Allocation	1,121,722,855	182,498,021	185,517,619	(3,019,598)
Money Market	1,996,338,888	—	—	—
Low-Duration Bond	917,108,396	(3,825,464)	2,701,537	(6,527,001)
Medium-Duration Bond	4,689,347,039	(72,248,330)	14,282,390	(86,530,720)
Global Bond	752,823,091	(5,491,100)	13,936,836	(19,427,936)
Impact Bond	101,866,053	(1,890,056)	378,789	(2,268,845)
Defensive Market Strategies®	1,228,806,741	42,767,925	52,711,207	(9,943,282)
Equity Index	3,051,623,019	3,608,213,174	3,724,433,528	(116,220,354)
Value Equity Index	549,481,549	57,198,923	595,078,714	(537,879,791)
Value Equity	799,040,125	88,749,230	115,527,517	(26,778,287)
Growth Equity Index	635,146,731	158,405,574	168,171,611	(9,766,037)
Growth Equity	1,234,026,853	303,209,624	331,603,628	(28,394,004)
Small Cap Equity	1,007,011,686	92,596,252	132,128,256	(39,532,004)
International Equity Index	1,619,424,241	502,476,124	566,327,010	(63,850,886)

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Investments	Depreciated Investments
International Equity	$1,136,609,779	$148,782,171	$212,121,970	$(63,339,799)
Emerging Markets Equity	921,462,172	334,641,966	396,436,018	(61,794,052)
Global Real Estate Securities	349,574,827	17,534,197	24,308,876	(6,774,679)
Strategic Alternatives	263,842,538	(32,603,786)	21,339,019	(53,942,805)
The differences between book basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, the deferral of losses on straddles, premium amortization on convertible bonds, Ukrainian debt restructuring, convertible securities, investments in passive foreign investment companies (PFIC), outstanding litigations basis adjustments, swaps, basis adjustments for non-REIT securities and other securities with book and tax cost differences.
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made for permanent tax differences to reflect income and gains available for distribution under income tax regulations. For the period ended December 31, 2025, the capital accounts have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of PFICs, paydown losses, foreign currency transactions, foreign capital gains taxes, convertible securities, distributions received from regulated investment companies, reclassifications of dividends paid, equalization, non-deductible net operating losses, swaps, REIT reclasses and basis adjustments, and convertible bonds. Net assets were not affected by these reclassifications.
9. RISKS
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).
Market Risks —  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity, commodity, and credit risks.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (e.g., yield) movements.
If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.
The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
Credit default swap risk arises when a Fund enters into contracts that provide protection against or exposure to credit events affecting a reference security, index or basket of securities. If the counterparty to a credit default swap fails to perform or if a credit event occurs, the Fund may experience losses. These instruments involve the risk of imperfect correlation between the swap and the underlying credit exposure, as well as heightened counterparty and liquidity risks.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Funds and their investments.
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region has the potential to adversely impact the Funds' investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other implications cannot be predicted. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries, and contribute to heightened market volatility, which may adversely affect the Funds’ investments. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment sub-advisers minimize counterparty risks to the Funds by performing reviews of each counterparty and obtaining any necessary approvals. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.
10. PRIVATE INVESTMENT
The Impact Bond Fund entered into participation in a loan made by WatersEdge for First Baptist Church – Rogers, Arkansas, on May 31, 2023, with a total capital commitment of $1,200,000 and a maturity date of May 15, 2050. The note proceeds will be utilized by First Baptist Church – Rogers, Arkansas, to construct a new worship center adjacent to the church’s existing location. As of June 30, 2026, the total uncalled commitment was $514,000 and the total called commitment was $686,000. Please see the Fund's Schedule of Investments for more information.

11. SEGMENT REPORTING
In 2024, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the enhanced standard impacted financial statement note disclosures only and did not affect any Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Subject to the oversight and, when applicable, approval of the Board of Directors, the investment adviser, GSCM, through the voting members of GSCM's Investment Committee and the President of the Funds, acts as the Funds’ CODM, assessing performance and making decisions about resource allocation. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is established in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's Adviser and sub-advisers.  The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements.  The financial metrics include total return and income and expense ratios presented in the Financial Highlights, total assets on the Statement of Assets and Liabilities, net investment income/(loss) on the Statement of Operations, and the increase/(decrease) in net assets on the Statement of Changes in Net Assets.
12. RECENT PRONOUNCEMENTS
In the prior reporting period, the Funds adopted FASB ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and Management analyzed income taxes paid and determined that no further disclosure was needed.
13. REGULATORY EXAMINATIONS
Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.
14. SUBSEQUENT EVENTS
Effective August 31, 2026, the Emerging Markets Equity Fund will update its fundamental investment restriction regarding diversification under the 1940 Act to change its classification from diversified to non-diversified.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
Not applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END
MANAGEMENT INVESTMENT COMPANIES (Unaudited)
The aggregate remuneration paid to directors, officers, and others is disclosed within the Financial Statements.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENT FOR THE DEFENSIVE MARKET STRATEGIES FUND
As required by the Investment Company Act of 1940, as amended (1940 Act), the Board of Directors (Board or Directors) of GuideStone Funds (Trust), including a majority of the Directors who are not “interested persons” of the Trust (Independent Directors), as the term “interested person” is defined in Section 2(a)(19) of the 1940 Act, advised by counsel to the Independent Directors (Independent Counsel), considered and unanimously approved GuideStone Capital Management, LLC’s (GSCM’s or Adviser’s) recommendation to appoint J.P. Morgan Investment Management Inc.  (JPMIM) to manage an assigned portion of the Defensive Market Strategies Fund (DMSF), pursuant to a sub-advisory agreement among the Trust, the Adviser and JPMIM (JPMIM Agreement) and approved the JPMIM Agreement.  The Board approved the JPMIM Agreement at a regular meeting held on February 26-27, 2026 (February Meeting).
The Board’s decision to approve the JPMIM Agreement reflects the exercise of the Board’s reasonable business judgment and the Board’s consideration of its fiduciary duties to the DMSF and its shareholders.  Prior to approving the JPMIM Agreement, the Board requested and received information from the Adviser and from JPMIM and considered such information with the assistance and advice of Independent Counsel and counsel to the Trust.
The Board’s consideration of various factors, and its conclusions with respect to such factors, formed the basis for the Board’s determination to approve the JPMIM Agreement.  The factors considered by the Board included, but were not limited to: (i) the personnel resources of JPMIM; (ii) the experience and expertise of JPMIM; (iii) the financial capabilities and resources of JPMIM; (iv) the compliance procedures and history of JPMIM; (v) the performance history of the JPMIM Hedged Equity Strategy (JPMIM Strategy), including in comparison to relevant benchmarks and/or peer universes of similarly managed funds; (vi) fee information, including the amount of the contractual sub-advisory fee proposed for DMSF and comparisons to JPMIM’s other clients; (vii) the expected profitability of JPMIM with respect to the DMSF; (viii) the extent of any economies of scale and whether JPMIM’s fees reflect such economies of scale through breakpoints or otherwise; (ix) the existence of any collateral benefits realized by JPMIM; and (x) the existence of any collateral benefits realized by the DMSF resulting from its relationship with JPMIM.  In addition, the Board considered JPMIM’s human resources, business continuity and cybersecurity practices and policies and financial condition.  The Board considered how the JPMIM Strategy complements the strategies of the other sub-advisers in the DMSF and the role each sub-adviser plays in the overall structure of DMSF’s portfolio.
In its decision to approve the JPMIM Agreement, the Board evaluated whether the approval of the JPMIM Agreement was in the best interests of the DMSF and its shareholders.  No one factor was determinative in the Board’s consideration of the JPMIM Agreement.
The Board undertook a review of the terms of the JPMIM Agreement and the nature, extent and quality of the services to be provided by JPMIM and the proposed fees in exchange for such services.  The Adviser provided the Board with information in the form of reports about JPMIM prior to and during the February Meeting, which addressed the factors listed previously.  During the February Meeting, the Board received presentations from the Adviser and from JPMIM, and each responded to questions from the Board.
In addition, the Independent Directors met separately in executive session with Independent Counsel, as did the Investment Management Committee of the Board (IMC), to discuss and consider the information presented in connection with the consideration of the JPMIM Agreement as well as the Board’s responsibilities and duties in approving the JPMIM Agreement.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
BOARD APPROVAL OF NEW SUB-ADVISORY AGREEMENT FOR THE DEFENSIVE MARKET STRATEGIES FUND
In making its determination to approve the appointment of JPMIM as a sub-adviser to the DMSF, the Board, including a majority of the Independent Directors, advised by Independent Counsel, considered the Adviser’s recommendation to appoint JPMIM to manage a portion of the DMSF’s portfolio pursuant to the JPMIM Agreement.  The Board took into account the materials provided prior to and during the February Meeting, the presentations made by the Adviser and by JPMIM and the extensive discussions held.  The Board also took into account the IMC’s review of information related to the JPMIM Agreement.  The Board considered the terms of the JPMIM Agreement, the investment management team of JPMIM, the reasonableness of the sub-advisory fees to be paid by the DMSF to JPMIM and whether the appointment of JPMIM would be in the best interests of the DMSF and its shareholders.
The Board reviewed the factors that it should consider in evaluating whether to approve the JPMIM Agreement and the materials provided to support each factor.  Such factors included the nature, extent and quality of the services to be provided by JPMIM; the composite performance history of the JPMIM Strategy; the fees charged by JPMIM for its services; and information regarding the ownership structure, investment management experience, personnel, clients, assets under management (AUM), legal and regulatory history, compliance policies and procedures, brokerage and soft dollar practices and investment philosophy and processes of JPMIM.  The Board also reviewed presentations by the Adviser regarding the comprehensive review process it used to recommend JPMIM.  The Board received and considered information about JPMIM’s potential to contribute economies of scale as the DMSF grows in size.  The Board considered that the Adviser had been able to negotiate fees that were considered to be favorable compared to JPMIM’s stated fee schedule.
Because the engagement with JPMIM for the DMSF would be new, there was no relevant historical profitability information for the Board to assess.  The Board noted, however, that JPMIM provided an estimate of its profitability for providing services to the DMSF.  The Board concluded that the estimated profits to be realized by JPMIM appeared reasonable.
The Board considered the fees to be paid to JPMIM under the JPMIM Agreement, as well as the overall fee structure under the JPMIM Agreement, in light of the nature, extent and quality of the services to be provided to the DMSF.  The Board also considered information about the standard fee schedule charged by JPMIM for similar investment strategies, including the information JPMIM provided about the factors considered in negotiating fee schedules with clients.
The Board noted that the DMSF’s overall management and advisory fees would decrease by approximately two basis points, or 0.02%, as a result of the addition of JPMIM as a sub-adviser to the DMSF.  The Board further noted that since there would be a reduction in the DMSF’s overall management and advisory fees, no approval by the DMSF’s shareholders was required.  The Board also noted that the DMSF, and not the Adviser, would pay the sub-advisory fees to JPMIM directly.  In addition, the Board noted that the Adviser’s profitability would not be impacted by the addition of JPMIM, as the advisory fee rate paid to the Adviser by the DMSF is not changing as a result of the addition of JPMIM and there is no current expense cap for the DMSF.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by JPMIM, and its affiliates, as a result of its arrangements with the DMSF.  The Board concluded that any potential benefits to be derived by JPMIM included potential access to additional research resources, increased AUM and reputational benefits, which were consistent with those generally derived by sub-advisers offering similar services to mutual funds.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
While acknowledging that past performance does not indicate future results, the Board considered the historical performance of the JPMIM Strategy.  The Board noted that the JPMIM Strategy had outperformed the DMSF’s benchmark index, net of fees, for the three- and seven-year analysis periods ended December 31, 2025, and that relative to the Morningstar Hedged Equity peer universe, the JPMIM Strategy was ranked in the top quartile for the five- and seven-year and analysis periods ended December 31, 2025.
The Board considered the representations made by JPMIM that it would be comfortable managing its strategy in accordance with the Trust’s faith-based investing policy.
The Board noted that the Adviser planned to use a transition manager in order to provide a cost-effective and performance-advantaged approach to reallocate assets to JPMIM within the DMSF.
Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that JPMIM would provide investment management services that are appropriate in scope and that the fees to be paid by the DMSF under the JPMIM Agreement would be fair and reasonable in light of the nature, extent and quality of services to be provided.  In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.
BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENT FOR THE SMALL CAP EQUITY FUND
As required by the 1940 Act, the Board, including a majority of the Independent Directors advised by Independent Counsel, considered and unanimously approved the Adviser’s recommendation to appoint Algert Global LLC (Algert) to manage an assigned portion of the Small Cap Equity Fund (SCEF), pursuant to a sub-advisory agreement among the Trust, the Adviser and Algert (Algert Agreement) and approved the Algert Agreement.  The Board approved the Algert Agreement at a regular meeting held on May 18-19, 2026 (May Meeting).
The Board’s decision to approve the Algert Agreement reflects the exercise of the Board’s reasonable business judgment and the Board’s consideration of its fiduciary duties to the SCEF and its shareholders.  Prior to approving the Algert Agreement, the Board requested and received information from the Adviser and from Algert and considered such information with the assistance and advice of Independent Counsel and counsel to the Trust.
The Board’s consideration of various factors, and its conclusions with respect to such factors, formed the basis for the Board’s determination to approve the Algert Agreement.  The factors considered by the Board included, but were not limited to: (i) the personnel resources of Algert; (ii) the experience and expertise of Algert; (iii) the financial capabilities and resources of Algert; (iv) the compliance procedures and history of Algert; (v) the composite performance history of the Algert U.S. Small Cap strategy (Algert Strategy), including in comparison to relevant benchmarks and/or peer universes of similarly managed funds; (vi) fee information, including the amount of the contractual sub-advisory fee proposed for SCEF and comparisons to Algert’s other clients; (vii) the expected profitability of Algert with respect to the SCEF; (viii) the extent of any economies of scale and whether Algert’s fees reflect such economies of scale through breakpoints or otherwise; (ix) the existence of any collateral benefits realized by Algert; and (x) the existence of any collateral benefits realized by the SCEF resulting from its relationship with Algert.  In addition, the Board considered Algert’s human resources, business continuity and cybersecurity practices and policies and financial condition.  The Board considered how the Algert Strategy complements the strategies of the other sub-advisers in the SCEF and the role each sub-adviser plays in the overall structure of SCEF’s portfolio.
In its decision to approve the Algert Agreement, the Board evaluated whether the approval of the Algert Agreement was in the best interests of the SCEF and its shareholders.  No one factor was determinative in the Board’s consideration of the Algert Agreement.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
The Board undertook a review of the terms of the Algert Agreement and the nature, extent and quality of the services to be provided by Algert and the proposed fees in exchange for such services.  The Adviser provided the Board with information in the form of reports about Algert prior to and during the May Meeting, which addressed the factors listed previously.  During the May Meeting, the Board received presentations from the Adviser and from Algert, and each responded to questions from the Board.
In addition, the Independent Directors met separately in executive session with Independent Counsel, as did the IMC, to discuss and consider the information presented in connection with the consideration of the Algert Agreement, as well as the Board’s responsibilities and duties in approving the Algert Agreement.
BOARD APPROVAL OF NEW SUB-ADVISORY AGREEMENT FOR THE SMALL CAP EQUITY FUND
In making its determination to approve the appointment of Algert as a sub-adviser to the SCEF, the Board, including a majority of the Independent Directors, advised by Independent Counsel, considered the Adviser’s recommendation to appoint Algert to manage a portion of the SCEF’s portfolio pursuant to the Algert Agreement.  The Board took into account the materials provided prior to and during the May Meeting, the presentations made by the Adviser and by Algert and the extensive discussions held.  The Board also took into account the IMC’s review of information related to the Algert Agreement.  The Board considered the terms of the Algert Agreement, the investment management team of Algert, the reasonableness of the sub-advisory fees to be paid by the SCEF to Algert and whether the appointment of Algert would be in the best interests of the SCEF and its shareholders.
The Board reviewed the factors that it should consider in evaluating whether to approve the Algert Agreement and the materials provided to support each factor.  Such factors included the nature, extent and quality of the services to be provided by Algert; the composite performance history of the Algert Strategy which is the investment strategy Algert will be utilizing in managing its portion of the SCEF portfolio; the fees charged by Algert for its services; and information regarding the ownership structure, investment management experience, personnel, clients, AUM, legal and regulatory history, compliance policies and procedures, brokerage and soft dollar practices and investment philosophy and processes of Algert.  The Board also reviewed presentations by the Adviser regarding the comprehensive review process it used to recommend Algert.  The Board received and considered information about Algert’s potential to contribute economies of scale as the SCEF grows in size.  The Board considered that the Adviser had been able to negotiate fees that were considered to be favorable compared to Algert’s stated fee schedule.
Because the engagement with Algert for the SCEF would be new, there was no relevant historical profitability information for the Board to assess.  The Board noted, however, that Algert provided an estimate of its profitability for providing services to the SCEF.  The Board concluded that the estimated profits to be realized by Algert appeared reasonable.
The Board considered the fees to be paid to Algert under the Algert Agreement, as well as the overall fee structure under the Algert Agreement, in light of the nature, extent and quality of the services to be provided to the SCEF.  The Board also considered information about the fees charged by Algert to other clients, including the information Algert provided about the factors considered in negotiating fee schedules with clients.
The Board noted that the SCEF’s overall management and advisory fees would decrease by approximately three basis points, or 0.03%, as a result of the addition of Algert as a sub-adviser to the SCEF.  The Board further noted that since there would be a reduction in the SCEF’s overall management and advisory fees, no approval by the SCEF’s shareholders was required.  The Board also noted that the SCEF, and not the Adviser, would pay the sub-advisory fees to Algert directly.  In addition, the Board noted that the Adviser’s profitability would not be impacted by the addition of Algert, as the advisory fee rate paid to the Adviser by the SCEF is not changing as a result of the addition of Algert and there is no current expense cap for the SCEF.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Algert, and its affiliates, as a result of its arrangements with the SCEF.  The Board concluded that any potential benefits to be derived by Algert included potential access to additional research resources, increased AUM and reputational benefits, which were consistent with those generally derived by sub-advisers offering similar services to mutual funds.
While acknowledging that past performance does not indicate future results, the Board considered the historical performance of the Algert Strategy.  The Board noted that the Algert Strategy had outperformed the SCEF’s benchmark index, gross of fees, for the year-to-date (YTD) and three-, five-, seven- and 10-year and since inception periods ended March 31, 2026, and that, relative to the Morningstar Small Cap Blend peer universe, the Algert Strategy was ranked in the top quartile for the three-, five- and seven-year and since inception periods, and outperformed the median for the YTD and one-year periods ended March 31, 2026.
The Board considered the representations made by Algert that it would be comfortable managing its strategy in accordance with the Trust’s faith-based investing policy.
The Board noted that the Adviser planned to use a transition manager in order to provide a cost-effective and performance-advantaged approach to reallocate assets to Algert within the SCEF.
Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that Algert would provide investment management services that are appropriate in scope and that the fees to be paid by the SCEF under the Algert Agreement would be fair and reasonable in light of the nature, extent and quality of services to be provided.  In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon, among others.

Funds distributed by Foreside Funds Distributors LLC
5005 LBJ Freeway, Ste. 2200, Dallas, TX 75244-6152	Three Canal Plaza Suite 100, Portland, ME 04101

1-888-GS-FUNDS • GuideStoneFunds.com	2195450 07/26 2239

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ Brandon Pizzurro
Brandon Pizzurro, President
(Principal Executive Officer)

Date September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brandon Pizzurro
Brandon Pizzurro, President
(Principal Executive Officer)

Date September 4, 2026

By (Signature and Title)*	/s/ Erin Wynne
Erin Wynne, Treasurer
(Principal Financial Officer)

Date September 4, 2026

*	Print the name and title of each signing officer under his or her signature.